UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 02/28

Date of reporting period: 08/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2022

Invesco AMT-Free Municipal Income Fund

Nasdaq:

A: OPTAX ∎ C: OMFCX ∎ Y: OMFYX ∎ R6: IORAX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

24	Financial Statements

27	Financial Highlights

28	Notes to Financial Statements

35	Fund Expenses

36	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-7.81%
Class C Shares	-8.12
Class Y Shares	-7.73
Class R6 Shares	-7.66
S&P Municipal Bond 5+ Year Investment Grade Index▼	-7.11

Source(s): ▼RIMES Technologies Corp.

The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco AMT-Free Municipal Income Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges
Class A Shares
Inception (10/27/76)	5.44%
10 Years	3.83
5 Years	2.37
1 Year	-14.30

Class C Shares
Inception (8/29/95)	4.03%
10 Years	3.66
5 Years	2.47
1 Year	-12.08

Class Y Shares
Inception (11/29/10)	6.23%
10 Years	4.53
5 Years	3.48
1 Year	-10.36

Class R6 Shares
10 Years	4.38%
5 Years	3.46
1 Year	-10.25

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester AMT-Free Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® AMT-Free Municipal Fund. The Fund was subsequently renamed the Invesco AMT-Free Municipal Income Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco AMT-Free Municipal Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco AMT-Free Municipal Income Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.20%
Alabama–4.85%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 A, RB	5.00%	07/01/2048	$2,500	$2,595,423

Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	385	381,118

Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	16,150	17,832,412

Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	175	165,741

Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,607,920

Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	8,750	8,904,799

Series 2013 D, Revenue Wts.	6.00%	10/01/2042	8,000	8,629,332

Series 2013 D, Revenue Wts.	7.00%	10/01/2051	4,000	4,355,429

Series 2013 D, Revenue Wts.	6.50%	10/01/2053	7,500	8,126,892

Series 2013 F, Revenue Wts.(c)	7.75%	10/01/2046	20,185	20,501,144

Series 2013 F, Revenue Wts.(c)	7.90%	10/01/2050	20,000	20,310,538

Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,853,656

Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	193,769

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	15,000	14,767,972

				116,226,145

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(e)	5.88%	12/01/2027	600	12,000

Arizona–2.17%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2042	675	700,372

Series 2017 A, Ref. RB	5.00%	07/01/2047	925	955,664

Series 2017 A, Ref. RB	5.00%	07/01/2051	1,000	1,030,933

Series 2018 A, Ref. RB	5.00%	07/01/2038	500	523,968

Series 2018 A, Ref. RB	5.00%	07/01/2048	1,800	1,863,443

Series 2018 A, Ref. RB	5.00%	07/01/2052	2,125	2,194,738

Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB	5.00%	05/01/2048	1,100	836,189

Series 2018, RB	5.00%	05/01/2051	1,000	747,415

Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(d)	5.00%	06/01/2058	570	602,925

Arizona (State of) Industrial Development Authority (Social Bonds);
Series 2020 A, RB	4.00%	11/01/2050	2,100	1,896,432

Series 2021 A, RB	4.00%	11/01/2051	0	0

Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	278	272,666

Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	80	83,949

Series 2017 C, RB	5.00%	07/01/2048	145	150,190

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(f)	5.00%	07/01/2049	800	804,537

Series 2019, Ref. RB(f)	5.00%	07/01/2054	600	599,959

Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	174	174,062

Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	405	397,979

Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,211,434

Phoenix Civic Improvement Corp.;
Series 2019 A, RB	4.00%	07/01/2045	2,765	2,456,544

Series 2019, RB	4.00%	07/01/2044	6,855	6,587,702

Series 2019, RB	5.00%	07/01/2049	6,845	7,232,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	$1,730	$1,732,575

Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(a)(b)	5.00%	06/15/2025	550	588,917

Series 2017 C, RB(a)(b)	5.00%	06/15/2025	1,010	1,081,466

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.50%	09/01/2046	900	861,883

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	186,818

Series 2019, RB	5.25%	07/01/2049	240	223,361

Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	760	684,855

Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	110,385

Series 2007, RB	5.00%	12/01/2032	3,000	3,209,524

Series 2007, RB	5.00%	12/01/2037	11,500	12,143,481

				52,146,727

Arkansas–0.15%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	2,022,832

Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	1,480	1,480,000

				3,502,832

California–10.29%
Bay Area Toll Authority; Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	5,000	5,799,036

California (State of);
Series 2016, GO Bonds	5.00%	09/01/2045	5,000	5,331,550

Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	10,855,748

Series 2017, GO Bonds	5.00%	08/01/2046	8,500	9,045,265

Series 2020, GO Bonds	3.00%	03/01/2046	2,600	2,086,817

Series 2020, GO Bonds	4.00%	03/01/2046	1,500	1,486,227

Series 2020, GO Bonds	3.00%	03/01/2050	1,500	1,175,810

Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,302,156

California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(b)	4.00%	08/01/2031	18,000	18,170,167

California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	20,853,908

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	25	25,372

California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,533,136

Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,269,196

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	3,100	3,100,926

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	4,515,767

Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	6,195,365

California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	167	167,781

Series 2019 A-2, RB	4.00%	03/20/2033	1,916	1,900,343

Series 2021 A, RB	3.25%	08/20/2036	3,659	3,309,593

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(d)	5.00%	05/15/2043	4,250	4,401,430

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2049	3,500	3,616,718

California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(a)(b)(f)	5.00%	10/01/2022	1,000	1,002,248

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	875	915,864

Cathedral (City of), CA Redevelopment Agency Successor Agency;
Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2032	1,450	1,513,134

Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2033	885	923,267

Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	170	190,335

Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(f)(h)	0.00%	06/01/2057	345,750	16,500,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Lammersville Joint Unified School District; Series 2013, RB	6.00%	09/01/2043	$2,750	$2,801,421

Lammersville Unified School District (Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	415	415,000

Series 2012, Ref. RB	5.10%	09/01/2026	375	375,000

Series 2012, Ref. RB	5.15%	09/01/2027	885	885,000

Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,000,000

Series 2012, Ref. RB	5.25%	09/01/2029	500	500,000

Series 2012, Ref. RB	5.30%	09/01/2030	500	500,000

Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,000,000

Local Public Schools Funding Authority (School Facilities Improvement District No. 2016-1 - Election of 2016); Series 2017 A, GO Bonds (INS - BAM)(d)	4.00%	08/01/2042	3,500	3,398,375

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,230,388

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 I, RB	5.00%	05/15/2048	3,000	3,266,800

Los Angeles Unified School District;
Series 2018-XF2575, Ctfs. Of Obligation(i)	5.25%	07/01/2042	20,000	22,032,590

Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,500	5,302,016

Lynwood (City of), CA Redevelopment Agency (Project Area A); Series 2011 A, RB	7.00%	09/01/2031	1,250	1,254,222

M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	10,000	12,241,989

Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(c)	5.00%	08/01/2042	4,500	2,426,492

Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	1,250	1,298,801

Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	1,500	1,557,778

Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2034	850	882,297

Paramount Unified School District (Election of 2016); Series 2017 A, GO Bonds (INS - AGM)(d)	5.25%	08/01/2046	2,575	2,783,884

Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2033	1,725	1,832,217

Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2034	3,075	3,260,098

Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	6,000	5,835,223

San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2049	5,000	5,319,781

Series 2021 A, RB (INS - AGM)(d)	5.00%	07/01/2051	15,000	16,114,059

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Second Series 2022 B, Ref. RB	5.00%	05/01/2052	7,500	8,106,352

Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2035	1,880	1,991,636

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,056,181

Series 2020 A, RB	5.00%	10/01/2049	1,000	1,052,598

Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(d)(h)	0.00%	08/01/2044	8,990	3,278,717

University of California; Series 2018 AZ, Ref. RB	5.00%	05/15/2038	5,000	5,486,936

				246,673,894

Colorado–3.45%
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	2,000	1,989,799

BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2037	550	598,331

Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,063,738

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group);
Series 2019, Ref. RB	4.00%	11/15/2043	2,000	1,917,658

Series 2021 A, Ref. RB	4.00%	11/15/2050	10,000	9,336,288

Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2037	1,400	1,370,472

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	6,515	6,739,244

Cottonwood Highlands Metropolitan District No. 1; Series 2019 A, GO Bonds	5.00%	12/01/2049	900	866,754

Denver (City & County of), CO;
Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	13,161,035

Series 2022 B, RB	5.00%	11/15/2047	6,250	6,762,142

Series 2022 B, RB	5.25%	11/15/2053	8,000	8,786,055

E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(d)(h)	0.00%	09/01/2025	125	113,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Ebert Metropolitan District;
Series 2018 A-1, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	$7,000	$7,471,869

Series 2018 A-2, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	1,605	1,711,353

Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	900	897,350

Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,305,201

Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	1,575	1,582,050

Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	710	713,520

Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,647,369

Series 2008, RB	6.50%	11/15/2038	5,000	6,101,155

Rampart Range Metropolitan District No. 1;
Series 2017, Ref. RB (INS - AGM)(d)	5.00%	12/01/2042	4,665	4,991,055

Series 2017, Ref. RB (INS - AGM)(d)	5.00%	12/01/2047	1,500	1,595,968

Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(a)(b)(f)	5.00%	12/01/2023	106	108,894

Series 2013, Ref. GO Bonds(a)(b)(f)	5.13%	12/01/2023	250	257,121

Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2050	1,500	1,619,581

				82,707,666

Connecticut–0.89%
Connecticut (State of); Series 2020 A, RB	4.00%	05/01/2039	1,000	990,515

Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(f)	5.00%	07/01/2050	1,100	1,100,972

Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	6,125	5,559,618

Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	12,430	10,517,724

Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(g)	5.13%	10/01/2036	500	60,000

Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	08/15/2030	625	683,187

Mashantucket Western Pequot Tribe; Series 2013, RB(e)	6.05%	07/01/2031	11,260	2,505,364

				21,417,380

District of Columbia–1.87%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(d)	5.00%	02/01/2031	15	15,025

Series 2019 A, RB	4.00%	03/01/2044	4,335	4,239,354

District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	340	352,459

Series 2001, RB	6.75%	05/15/2040	4,385	4,515,531

Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	13,439,563

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2044	7,815	7,203,300

Washington (State of) Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	15,600	15,066,084

				44,831,316

Florida–6.14%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	2,055	1,871,617

Amelia Concourse Community Development District; Series 2007, RB(e)(g)	5.75%	05/01/2038	1,510	1,464,700

Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	150	150,028

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	15,863,597

Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,201,327

Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	456,792

Series 2019 A, RB	5.00%	12/15/2054	320	320,706

Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(f)	5.38%	06/15/2038	255	255,920

Series 2018 A, RB(f)	5.38%	06/15/2048	480	467,228

Chapel Creek Community Development District; Series 2006 A, RB(e)(g)	5.50%	05/01/2038	1,990	1,333,300

Clearwater Cay Community Development District; Series 2006 A, RB(e)(g)	5.50%	05/01/2037	826	470,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Creekside Community Development District; Series 2006, RB(e)(g)	5.20%	05/01/2038	$2,280	$1,026,000

East Homestead Community Development District; Series 2013, RB	5.00%	11/01/2033	350	351,056

Greater Orlando Aviation Authority; Series 2015 XF2019, Revenue Ctfs.(i)	5.00%	10/01/2032	9,385	9,404,759

Heritage Isles Community Development District; Series 1999, RB(e)	7.10%	10/01/2023	195	27,300

Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	85	85,012

Indigo Community Development District; Series 2005, RB(e)(g)	5.75%	05/01/2036	375	251,250

Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	5,000	5,101,193

Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(a)	5.25%	08/15/2027	20	20,513

Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(f)	5.00%	01/15/2054	190	181,597

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	565	534,090

Series 2018 A, RB(f)	5.75%	07/15/2053	600	599,092

Lakeland (City of), FL;
Series 2012 A, Ref. RB	5.00%	09/01/2029	1,255	1,255,000

Series 2012 A, Ref. RB	5.00%	09/01/2037	1,000	1,000,000

Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	3,000	3,050,386

Lee Memorial Health System; Series 2019 A-1, Ref. RB	4.00%	04/01/2037	4,000	3,926,739

Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	1,090	1,090,509

Magnolia Creek Community Development District; Series 2007 A, RB(e)(g)	5.90%	05/01/2039	195	107,250

Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	75	75,508

Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(d)(h)	0.00%	10/01/2042	6,925	2,760,893

Series 2013 A, RB(a)(b)	5.50%	10/01/2023	3,000	3,099,398

Series 2019 B, RB (INS - BAM)(d)	4.00%	10/01/2049	17,745	16,212,808

Series 2020 A, Ref. RB	4.00%	10/01/2040	3,375	3,252,309

Series 2020 A, Ref. RB	4.00%	10/01/2041	1,500	1,425,914

Series 2021, RB (INS - BAM)(d)	4.00%	10/01/2051	5,000	4,523,824

Subseries 2021 A-2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	15,000	13,729,143

Miami-Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital); Series 2021 A, Ref. RB	4.00%	08/01/2046	1,000	910,908

Miami-Dade (County of), FL Transit System;
Series 2020 A, RB	4.00%	07/01/2048	12,185	11,098,171

Series 2020 A, RB	4.00%	07/01/2050	5,000	4,516,757

Miromar Lakes Community Development District; Series 2015, Ref. RB	5.00%	05/01/2035	1,195	1,202,161

Naturewalk Community Development District; Series 2007 A, RB(e)(g)	5.50%	05/01/2038	335	120,600

Orlando (City of), FL; Series 2008, RB (INS - AGC)(d)	5.50%	11/01/2038	180	180,313

Orlando (City of), FL Utilities Commission; Series 2018 A, RB	5.00%	10/01/2038	3,000	3,273,092

Osceola (County of), FL; Series 2019 A-1, Ref. RB	5.00%	10/01/2044	2,230	2,324,341

Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	415	415,515

Series 2011, RB	5.63%	05/01/2042	1,000	1,001,322

Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	750	752,384

Reunion East Community Development District;
Series 2002 A-2, RB(e)(g)	7.38%	05/01/2033	860	9

Series 2005, RB(e)(g)	5.80%	05/01/2036	810	8

Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	14,421

South Bay Community Development District;
Series 2005 A, RB(e)(g)	5.95%	05/01/2036	1,645	16

Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,700	1,666,337

Series 2005 A-2, Ref. RB(e)(g)	6.60%	12/31/2049	1,095	547,500

Series 2005 B-2, Ref. RB(e)(g)	6.60%	12/31/2049	935	467,501

St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2036	1,000	868,100

Series 2021, Ref. RB	4.00%	12/15/2041	750	619,581

Series 2021, Ref. RB	4.00%	12/15/2046	750	590,024

Series 2021, Ref. RB	4.00%	12/15/2050	1,000	765,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	$210	$134,501

Series 2020 A, RB(h)	0.00%	09/01/2034	880	534,525

Series 2020 A, RB(h)	0.00%	09/01/2035	750	432,175

Series 2020 A, RB(h)	0.00%	09/01/2036	850	464,233

Series 2020 A, RB(h)	0.00%	09/01/2037	825	425,837

Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	511,105

Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	459,643

Villages of Avignon Community Development District (The); Series 2007 A, RB(e)(g)	5.40%	05/01/2037	250	17,500

Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,560	3,560,661

Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,665	1,665,464

Waterstone Community Development District;
Series 2007 A, RB(c)(g)	6.88%	05/01/2037	146	96,445

Series 2007 B, RB(g)(h)	0.00%	11/01/2028	978	583,986

West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	3,050	3,052,413

Series 2005 A-2, RB(e)(g)	5.75%	12/31/2049	2,925	1,696,500

Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	415	415,049

Westside Community Development District; Series 2019 2, RB(e)	5.65%	05/01/2037	525	368,658

Zephyr Ridge Community Development District; Series 2006 A, RB(e)(g)	5.63%	05/01/2037	979	411,038

				147,112,313

Georgia–1.99%
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	565	462,675

Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,055	1,022,648

Series 2018 A, RB	6.00%	12/01/2038	2,145	2,063,040

Series 2018 A, RB	6.25%	12/01/2048	5,280	5,000,020

Series 2018 A, RB	6.50%	12/01/2053	3,040	2,926,125

Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,117,200

Series 2019, RB	4.00%	07/01/2049	11,150	10,380,275

George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	2,200	1,889,741

Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	1,040	1,066,256

Series 2022 C, RB(b)(f)	4.00%	11/01/2027	17,000	16,502,170

Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	791,680

Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,060,753

Series 2018 A-1, RB	6.38%	12/01/2053	1,030	890,829

Series 2018 A-2, RB(b)	5.50%	12/01/2028	700	645,845

				47,819,257

Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,561,668

Illinois–7.13%
Chicago (City of), IL; Series 2012, RB (INS - BAM)(d)	4.00%	01/01/2042	6,000	5,977,327

Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,606,198

Series 2016 B, Ref. RB	5.00%	01/01/2041	3,000	3,134,933

Series 2018 B, RB	5.00%	01/01/2048	10,000	10,535,101

Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	4,914,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(d)(h)	0.00%	12/01/2024	$915	$845,820

Series 1999 A, GO Bonds (INS - NATL)(d)(h)	0.00%	12/01/2024	1,405	1,298,773

Series 2016, RB	6.00%	04/01/2046	4,300	4,599,160

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2026	775	828,417

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2028	2,250	2,452,403

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2031	1,000	1,064,680

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2034	1,205	1,269,026

Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	3,267,847

Chicago (City of), IL Transit Authority; Series 2020 A, Ref. RB	5.00%	12/01/2045	2,450	2,607,626

Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	3,000	2,914,371

Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - ACA)(d)	7.13%	06/01/2024	1,775	1,821,674

Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	298	298,157

Gilberts (Village of), IL; Series 2014, Ref. RB (INS - AGM)(d)	5.00%	03/01/2035	2,000	2,050,349

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	690	631,798

Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $1,773,512)(e)(j)	5.50%	12/01/2027	2,225	2,038,656

Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $758,969)(e)(j)	5.63%	12/01/2032	1,000	916,250

Series 2008, RB (Acquired 08/26/2008; Cost $2,685,000)(j)	6.88%	08/01/2028	2,685	2,453,785

Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	2,000	2,060,245

Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,551,384

Series 2016, GO Bonds (INS - BAM)(d)	4.00%	06/01/2041	5,000	4,721,749

Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,187,403

Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,721,708

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,974,451

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,173,473

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	789,501

Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,364,962

Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,074,159

Illinois (State of) Finance Authority;
Series 2012 A, RB(a)(b)	5.75%	10/01/2022	500	501,394

Series 2012 A, RB(a)(b)	6.00%	10/01/2022	450	451,340

Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,650,951

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1998 A, RB (INS - AGM)(d)	5.50%	12/15/2023	440	449,938

Illinois (State of) Regional Transportation Authority; Series 2018 B, RB	4.00%	06/01/2043	1,365	1,356,799

Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2032	2,000	2,068,518

Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2028	2,520	2,753,017

Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2029	455	501,309

Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2030	245	271,954

Illinois (State of) Toll Highway Authority;
Series 2021 A, RB	4.00%	01/01/2046	7,785	7,413,184

Series 2021 A, RB	5.00%	01/01/2046	20,455	21,949,954

Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	1,054,312

Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,150,928

Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,466,473

Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	2,000	1,942,641

Markham (City of), IL; Series 2008 B, GO Bonds	5.75%	02/01/2028	480	439,630

Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,014,401

Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(e)	6.00%	03/01/2036	367	367,032

Regional Transportation Authority; Series 2018 XF2618, Revenue Ctfs.(i)	4.00%	06/01/2043	18,000	17,891,854

Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(d)	5.25%	01/01/2048	5,000	5,415,150

Southwestern Illinois Development Authority;
Series 2006, RB(e)	5.63%	11/01/2026	890	534,000

Series 2008 A, Ref. RB(g)	7.00%	10/01/2022	2,570	385,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	$210	$236,130

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	151,798

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	179,909

Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2032	945	1,055,969

Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2033	690	768,388

Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2034	615	682,506

Yorkville (United City of), IL; Series 2013, Ref. RB	5.00%	03/01/2033	1,848	1,793,106

				171,044,453

Indiana–0.53%
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	3,575	3,023,988

Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,750,075

Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	7,975,993

				12,750,056

Iowa–0.51%
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	140	138,467

Series 2007, RB(e)	5.90%	12/01/2028	400	8,000

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	7,785	7,985,395

Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, RB	5.00%	08/15/2028	1,685	1,687,886

Iowa (State of) Finance Authority (Unitypoint Health); Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,340,960

Xenia (City of), IA Rural Water District; Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	1,000	1,104,430

				12,265,138

Kansas–0.01%
Pittsburgh (City of), KS; Series 2006, RB	4.90%	04/01/2024	375	341,450

Kentucky–1.97%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2032	5,480	5,953,320

Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2033	11,525	12,511,331

Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2034	5,000	5,423,961

Kentucky (Commonwealth of) Property & Building Commission (No. 115);
Series 2017, RB	5.00%	04/01/2037	2,500	2,662,965

Series 2017, RB (INS - BAM)(d)	5.00%	04/01/2038	2,500	2,680,160

Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,609,523

Series 2018, RB	5.00%	05/01/2036	1,170	1,252,723

Series 2018, RB	5.00%	05/01/2037	4,605	4,915,756

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	10,000	10,228,304

Springfield (City of), KY; Series 2004, Ref. RB(e)(g)	5.75%	10/01/2035	15	38

				47,238,081

Louisiana–1.38%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	4	3,601

Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	2,500	2,666,606

Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	395	371,300

Series 2017, Ref. RB	5.00%	07/01/2033	300	282,000

Series 2017, Ref. RB	5.00%	07/01/2037	345	324,300

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2046	7,500	7,698,152

Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2017, RB	5.00%	07/01/2057	1,300	1,327,293

Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. RB	5.00%	07/01/2028	50	50,920

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	4,035	4,409,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2043	$700	$741,791

Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2048	1,280	1,346,129

New Orleans (Port of), LA Board of Commissioners; Series 2020 D, RB	5.00%	04/01/2050	9,395	9,982,763

St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	2,000	1,973,579

Subseries 2017 A-3, Ref. RB(b)	2.20%	07/01/2026	2,000	1,901,592

				33,079,811

Maryland–1.88%
Baltimore (City of), MD (Water); Series 2020 A, RB	4.00%	07/01/2045	2,000	1,944,759

Baltimore (County of), MD (Riderwood Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	5,250	5,174,380

Series 2020, Ref. RB	4.00%	01/01/2050	6,000	5,831,074

Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,544,373

Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(d)	5.00%	07/01/2034	5	5,039

Series 2004, RB (INS - AMBAC)(d)	5.00%	07/01/2034	15	15,117

Series 2016, Ref. RB	5.00%	06/01/2036	400	414,609

Maryland (State of) Health & Higher Educational Facilities Authority (UPMC); Series 2020 B, RB	4.00%	04/15/2050	5,000	4,582,079

Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	20,000	19,114,032

Maryland Economic Development Corp.; Series 2016, Ref. RB (INS - AGM)(d)	5.00%	06/01/2035	4,530	4,812,747

Prince George’s (County of), MD; Series 2005, RB	5.25%	07/01/2035	1,531	1,536,709

				44,974,918

Massachusetts–1.27%
Massachusetts (Commonwealth of); Series 2016-XF0530, Ctfs. Of Obligation(i)	5.00%	12/01/2035	20,000	21,645,788

Massachusetts (Commonwealth of) Development Finance Agency;
Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,088,845

Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,739,530

Massachusetts (Commonwealth of) Development Finance Agency (SpringField College);
Series 2021 B, Ref. RB	4.00%	06/01/2041	2,535	2,371,062

Series 2021 B, Ref. RB	4.00%	06/01/2050	1,700	1,506,030

				30,351,255

Michigan–3.64%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGM)(d)	7.50%	07/01/2033	60	60,237

Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2043	150	155,410

Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2048	1,350	1,395,517

Michigan (State of); Series 2021, RB	4.00%	11/15/2046	6,000	5,530,475

Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,103,104

Series 2008 C, RB(h)	0.00%	06/01/2058	289,275	13,286,979

Series 2010 A, RB	5.90%	12/01/2030	555	547,123

Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	1,000	1,044,812

Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2026	895	933,470

Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2027	930	968,955

Series 2014, Ref. RB(a)(b)(f)	6.75%	07/01/2024	1,945	2,081,463

Series 2014, Ref. RB(f)	6.75%	07/01/2044	4,055	4,119,930

Series 2018, Ref. RB	5.75%	11/01/2040	635	652,157

Michigan (State of) Finance Authority (CHE Trinity Health Credit Group); Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5,000	5,384,640

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,000	1,037,156

Series 2014 D-4, Ref. RB	5.00%	07/01/2032	2,450	2,544,146

Series 2014 D-4, Ref. RB	5.00%	07/01/2034	1,000	1,035,887

Series 2015 C, RB	5.00%	07/01/2034	2,200	2,319,978

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	6,300	6,532,614

Michigan (State of) Strategic Fund; Series 2007, RB	5.85%	08/31/2027	6,074	5,849,306

Michigan (State of) Trunk Line; Series 2020 B, RB	4.00%	11/15/2045	10,000	9,312,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	$1,180	$1,273,207

Series 2019 B, RB	5.00%	02/15/2048	6,650	7,148,896

Plymouth Educational Center Charter School;
Series 2005, Ref. RB(g)	5.38%	11/01/2030	400	244,000

Series 2005, Ref. RB(g)	5.63%	11/01/2035	1,325	808,250

Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	500,170

Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	603,613

Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,224,851

Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,504,512

Series 2019, GO Bonds	5.00%	05/01/2044	3,270	3,572,106

Series 2019, GO Bonds	5.00%	05/01/2049	3,270	3,556,587

				87,331,780

Minnesota–0.22%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	926,863

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,368,738

Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2047	900	910,130

Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	516	506,315

St. Paul Park (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	680	681,022

				5,393,068

Mississippi–0.79%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(k)	0.80%	06/01/2023	7,150	7,150,000

Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,542,965

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,213,934

				18,906,899

Missouri–0.74%
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(g)	7.05%	05/01/2027	70	60,099

Series 2007 A, RB(g)	5.75%	05/01/2026	715	615,438

Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	5.88%	12/01/2031	675	423,562

Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(g)	5.63%	04/01/2027	400	338,667

Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	536,069

Series 2015, RB	5.13%	12/15/2050	1,330	1,193,939

Grindstone Plaza Transportation Development District; Series 2006 A, RB	5.50%	10/01/2031	355	352,367

Hollister (City of), MO; Series 2019, RB(f)	5.63%	10/01/2039	5,125	4,806,419

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	295	267,318

Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(e)(g)	5.75%	03/01/2029	250	155,000

Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,500	1,465,767

Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	52	42,526

St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(f)	5.00%	10/01/2046	1,025	876,710

St. Louis (City of), MO;
Series 2006 A, RB(g)(l)	6.00%	08/04/2025	481	52,910

Series 2007, RB(g)	5.50%	05/29/2028	661	268,870

St. Louis (City of), MO Land Clearance for Redevelopment Authority; Series 2018 A, RB	5.00%	04/01/2048	3,250	3,447,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)
St. Louis (County of), MO;
Series 2006, RB(g)(l)	6.00%	08/21/2026	$545	$109,000

Series 2006, RB(g)(l)	6.00%	08/21/2026	846	186,120

Series 2006, RB(g)	5.50%	03/09/2027	1,879	507,330

Series 2007 A, RB(g)	5.50%	01/20/2028	748	314,160

Series 2007 A, RB(g)	5.50%	09/02/2028	373	123,090

Series 2007 B, RB(g)(l)	5.50%	01/20/2028	466	23,300

Series 2008 A, RB(g)	6.60%	01/21/2028	3,255	1,367,100

Series 2008, RB(g)(l)	6.69%	04/21/2029	1,080	183,600

Stone Canyon Community Improvement District; Series 2007, RB(e)(g)	5.75%	04/01/2027	320	83,200

				17,799,682

Montana–0.10%
Hardin (City of), MT; Series 2006, RB(g)(l)	6.25%	09/01/2031	11,710	2,342,000

Nebraska–0.77%
Central Plains Energy Project (No. 3);
Series 2012, RB(m)	5.25%	09/01/2037	5,000	5,000,000

Series 2017 A, Ref. RB	5.00%	09/01/2042	4,000	4,217,253

Omaha (City of), NE Public Power District; Series 2021 A, RB	4.00%	02/01/2051	10,000	9,190,659

				18,407,912

Nevada–0.82%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	250	251,280

Series 2007 A, RB	5.05%	02/01/2031	245	245,874

Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	2,671,704

Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(d)	5.00%	06/15/2036	5,280	5,776,211

Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	10,000	10,666,250

				19,611,319

New Hampshire–0.21%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - ACA)(d)(h)	0.00%	01/01/2029	305	230,404

New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(f)	5.25%	07/01/2039	410	383,847

Series 2019 A, RB(f)	5.63%	07/01/2046	230	219,678

Series 2019 A, RB(f)	5.75%	07/01/2054	570	544,375

Series 2020-1A, RB	4.13%	01/20/2034	3,853	3,761,418

				5,139,722

New Jersey–7.96%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2032	250	269,555

Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2037	500	530,774

Series 2017 B, GO Bonds (INS - AGM)(d)	4.00%	03/01/2042	3,510	3,405,255

Casino Reinvestment Development Authority, Inc.;
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	11/01/2030	2,000	2,087,223

Series 2014, Ref. RB (INS - AGM)(d)	5.00%	11/01/2032	2,000	2,080,605

Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	10,000	9,306,073

New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2031	6,380	6,813,702

New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2041	3,000	3,110,165

Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,080,879

Series 2017 DDD, RB	5.00%	06/15/2029	3,500	3,754,032

Series 2017, Ref. RB (INS - AGM)(d)	5.00%	06/01/2037	1,000	1,069,608

Series 2018 A, RB	5.00%	06/15/2042	3,500	3,634,255

Series 2018 A, RB	5.00%	06/15/2047	735	756,506

Series 2018 C, RB	5.00%	06/15/2031	4,855	5,197,733

Series 2019, RB	4.00%	06/15/2044	3,000	2,776,069

Series 2020, RB	4.00%	11/01/2038	1,750	1,690,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(f)	6.50%	11/01/2052	$220	$236,096

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	904	974,906

New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(d)	5.00%	07/01/2029	2,100	2,209,077

New Jersey (State of) Transportation Trust Fund Authority;
Series 2004 A, RB (INS - NATL)(d)	5.75%	06/15/2024	11,570	12,133,789

Series 2008 A, RB(h)	0.00%	12/15/2038	5,680	2,673,224

Series 2009 D, RB	5.00%	06/15/2032	5,015	5,200,278

Series 2016, RN	5.00%	06/15/2030	6,000	6,432,029

Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	7,157,252

Series 2018 A, Ref. RN	5.00%	06/15/2030	945	1,013,045

Series 2018 A, Ref. RN	5.00%	06/15/2031	880	940,567

Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,448,243

Series 2020 AA, RB	5.00%	06/15/2045	1,435	1,490,322

Series 2020 AA, RB	4.00%	06/15/2050	10,200	9,231,168

Series 2020 AA, RB	5.00%	06/15/2050	1,230	1,273,958

New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2034	7,000	7,305,381

Series 2019 A, RB	5.00%	01/01/2048	3,000	3,203,714

Series 2021 A, RB	4.00%	01/01/2042	2,000	1,919,649

Series 2021 A, RB	4.00%	01/01/2051	10,000	9,397,705

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2028	3,500	3,827,431

Series 2018 A, Ref. RB	5.00%	06/01/2029	4,500	4,890,313

Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	5,406,404

Series 2018 A, Ref. RB	5.00%	06/01/2031	7,100	7,644,668

Series 2018 A, Ref. RB	5.00%	06/01/2034	13,000	13,846,758

Series 2018 A, Ref. RB	5.00%	06/01/2035	4,000	4,253,471

Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,176,403

Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	6,199,124

Series 2018 B, Ref. RB	5.00%	06/01/2046	13,700	13,807,814

				190,856,090

New Mexico–0.08%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	217,364

Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,775,832

				1,993,196

New York–12.57%
Hudson Yards Infrastructure Corp.;
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2037	8,500	9,134,290

Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2039	7,500	8,002,778

Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.25%	11/15/2056	5,000	5,156,687

Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(k)(n)	0.90%	11/01/2035	5,830	5,830,000

Subseries 2015 C-1, Ref. RB	5.00%	11/15/2035	10,500	10,877,225

Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(k)(n)	0.82%	11/15/2050	13,880	13,880,000

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	14,375	14,792,288

Series 2017 A-1, RB	5.25%	11/15/2057	3,500	3,700,941

MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2056	13,150	13,387,484

New York & New Jersey (States of) Port Authority; Series 2016 198, Ref. RB	5.25%	11/15/2056	10,000	10,578,546

New York (City of), NY;
Series 2018 DD1, RB	5.00%	06/15/2048	10,000	10,617,060

Subseries 2014 I-2, VRD GO Bonds(k)	0.80%	03/01/2040	1,160	1,160,000

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	10,000	11,092,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2015 GG, Ref. RB	5.00%	06/15/2039	$10,000	$10,501,634

Subseries 2012 A-1, VRD RB(k)	0.82%	06/15/2044	490	490,000

New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	14,000	14,984,154

Series 2019 A-3, RB	4.00%	05/01/2041	10,000	9,673,997

Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,733,872

Series 2022, RB	4.00%	02/01/2043	5,000	4,785,917

New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	10,675,878

Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	2,650	2,836,981

Series 2016 A, RB	5.00%	03/15/2035	5,000	5,336,988

Series 2020 D, Ref. RB	4.00%	02/15/2047	14,300	13,545,448

Series 2021 A, Ref. RB	5.00%	03/15/2049	5,000	5,357,508

New York (State of) Dormitory Authority (Columbia University); Series 2017 A, RB	5.00%	10/01/2047	10,990	12,927,229

New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,610,939

Series 2020 A, Ref. RB	4.00%	11/15/2050	5,000	4,686,003

New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,015	9,289,874

New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	5,000	4,752,899

New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	65	66,317

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	307,436

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,075	6,796,845

New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2041	1,800	1,946,473

Series 2020 A, RB	5.00%	03/15/2042	515	555,140

Series 2020 A, RB	4.00%	03/15/2045	14,130	13,387,439

Series 2020 A, RB	4.00%	03/15/2049	10,000	9,388,190

Series 2020 C, Ref. RB	5.00%	03/15/2050	7,000	7,460,391

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2034	2,250	2,410,137

Series 2020, Ref. RB	5.00%	12/01/2036	2,205	2,350,753

Series 2020, Ref. RB	4.00%	12/01/2039	1,700	1,595,616

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	3,000	3,190,027

Series 2022 A, RB	5.25%	05/15/2052	5,000	5,530,914

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	5,376,695

Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,567,137

				301,328,941

North Carolina–1.56%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2022, RB	4.00%	07/01/2047	8,370	8,122,305

Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 G, VRD RB(k)	0.80%	01/15/2048	13,765	13,765,000

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(k)	0.78%	01/15/2037	10,000	10,000,000

North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(d)	5.00%	01/01/2038	5,000	5,427,770

				37,315,075

Ohio–2.56%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	27,760	26,440,879

Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	49,575	6,001,371

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East); Series 2010, RB	6.00%	11/15/2035	3,445	3,454,918

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,475	2,568,424

Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,087,495

Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	540	540,663

Series 2004, RB	6.40%	02/15/2034	5,860	5,859,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Greene (County of), OH; Series 2002 A, RB (INS - ACA)(d)	5.50%	09/01/2027	$820	$811,903

Jeffrey Place New Community Authority; Series 2007 A, RB	5.00%	12/01/2022	100	100,034

Ohio (State of);
Series 2017 A, GO Bonds	5.00%	03/15/2036	5,000	5,157,704

Series 2020 A, Ref. RB	5.00%	01/15/2050	3,905	4,080,060

Ohio (State of) Higher Educational Facility Commission; Series 2018, Ref. RB	5.25%	01/01/2038	1,350	1,159,448

Portage (County of), OH Port Authority; Series 2012, RB	5.00%	12/01/2037	4,065	4,066,257

				61,328,657

Oklahoma–0.14%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,269,944

Oregon–0.10%
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,360,653

Series 2021 A, Ref. RB	5.00%	11/15/2051	1,100	954,606

				2,315,259

Pennsylvania–6.00%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,955,604

Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(d)	5.00%	08/01/2033	5,000	5,320,626

Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	3,250	3,063,597

Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	1,250	1,373,356

Series 2018, RB	5.00%	06/01/2032	3,000	3,268,271

Series 2018, RB	5.00%	06/01/2033	2,000	2,169,640

Series 2018, RB	5.00%	06/01/2034	1,760	1,902,701

Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,449,585

Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,329,191

Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	5.00%	04/01/2050	5,000	5,209,955

Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(k)(n)	1.67%	10/15/2025	1,510	1,510,000

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,910,168

Pennsylvania (Commonwealth of);
First Series 2013 1, GO Bonds	4.00%	04/01/2032	5,000	5,032,545

First Series 2018 1, GO Bonds	5.00%	03/01/2032	10,000	11,074,940

First Series 2018 1, GO Bonds	4.00%	03/01/2035	12,500	12,787,719

First Series 2018-1, GO Bonds (INS - BAM)(d)	4.00%	03/01/2036	4,175	4,261,928

Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	5,000	5,356,937

Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	5,000	5,342,581

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,721,904

Series 2014 A-3, RB(h)	0.00%	12/01/2041	3,450	1,425,695

Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,326,036

Series 2017 3, Ref. RB	5.00%	12/01/2040	5,125	5,384,699

Series 2017 B-1, RB	5.00%	06/01/2042	7,750	8,084,223

Series 2018 A-2, RB	5.00%	12/01/2048	7,000	7,401,865

Series 2019 A, RB (INS - AGM)(d)	4.00%	12/01/2049	8,500	8,309,036

Series 2020 B, RB	5.00%	12/01/2050	5,000	5,317,878

Series 2021 B, RB	4.00%	12/01/2046	2,000	1,862,544

Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,055,335

Series 2019 B, RB	5.00%	11/01/2049	1,000	1,076,370

Series 2020 A, RB	5.00%	11/01/2045	6,300	6,822,022

Philadelphia (City of), PA Authority for Industrial Development (Architecture & Design Charter High School); Series 2013, RB(a)(b)	6.13%	03/15/2023	685	698,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	$1,000	$1,063,728

Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,161,505

Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(d)	5.00%	03/01/2035	280	303,423

Series 2017, Ref. GO Bonds (INS - AGM)(d)	5.00%	03/01/2036	255	275,389

Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2029	1,000	1,109,021

Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2030	1,305	1,440,021

Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2032	890	974,187

Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2033	710	774,499

				143,907,317

Puerto Rico–4.68%
PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	749	680,205

Series 2005 A, RB	0.00%	03/15/2049	661	600,424

Series 2022, RB	0.00%	03/15/2049	8,099	3,327,087

Series 2022, RB	0.00%	03/15/2049	7,425	3,199,473

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	1,221	1,128,149

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	4,698	2,673,601

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	2,039	2,069,393

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,066	4,196,129

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,275,517

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,268,871

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	3,850	4,223,464

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,420,671

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,017,098

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,523,680

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	6,733,595

Series 2022, RB	0.00%	11/01/2051	2,090	1,031,786

Subseries 2022, RN	0.00%	11/01/2043	19,307	9,967,300

Subseries 2022, RN	0.00%	11/01/2051	47	21,664

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (Acquired 10/06/2017; Cost $113,575)(e)(j)	5.50%	12/01/2049	295	239,319

Series 2005 RR, RB (Acquired 09/28/2017; Cost $30,000) (INS - NATL)(d)(j)	5.00%	07/01/2023	30	30,075

Series 2005 RR, RB (Acquired 05/02/2013; Cost $260,000) (INS - NATL)(d)(j)	5.00%	07/01/2024	260	260,653

Series 2005 SS, Ref. RB (Acquired 05/07/2013-05/09/2013; Cost $4,000,000) (INS - NATL)(d)(j)	5.00%	07/01/2025	4,000	4,010,050

Series 2007 VV, Ref. RB (Acquired 01/30/2013; Cost $1,713,447) (INS - NATL)(d)(j)	5.25%	07/01/2025	1,690	1,722,551

Series 2010 CCC, RB (Acquired 05/22/2014; Cost $1,585,000)(e)(j)	5.00%	07/01/2028	2,500	2,031,250

Series 2010 XX, RB (Acquired 06/17/2014; Cost $939,332)(e)(j)	5.25%	07/01/2040	1,670	1,356,875

Puerto Rico (Commonwealth of) Government Employees Retirement System; Series 2008, RB(g)	6.45%	07/01/2055	10,000	160,489

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 A-A, RB (INS - AGC)(d)	5.00%	07/01/2035	10	10,073

Series 2003 G, RB (INS - NATL)(d)	5.00%	07/01/2033	20	20,050

Series 2007 M, RB(e)	5.00%	12/31/2049	3,500	1,058,750

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2012, Ref. RB	5.00%	10/01/2022	190	190,574

Puerto Rico (Commonwelath of) Electric Power Authority;
Series 2008 WW, RB (Acquired 02/20/2014; Cost $1,988,470)(e)(j)	5.38%	07/01/2023	2,750	2,237,812

Series 2008 WW, RB (Acquired 10/25/2013; Cost $1,525,334)(e)(j)	5.25%	07/01/2025	1,985	1,612,812

Series 2010 AAA, RB (Acquired 02/16/2011; Cost $2,623,963)(e)(j)	5.25%	07/01/2028	2,830	2,299,375

Series 2010 ZZ, Ref. RB (Acquired 10/06/2017; Cost $155,925)(e)(j)	5.25%	07/01/2025	405	329,062

Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011; Cost $5,615,000)(e)(j)	5.50%	08/01/2031	5,615	210,568

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	$34,472	$9,872,550

Series 2018 A-1, RB(h)	0.00%	07/01/2051	28,082	5,989,020

Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,422,448

Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,268,470

Series 2019 A-2, RB	4.54%	07/01/2053	387	357,185

Series 2019 A-2, RB	4.78%	07/01/2058	5,172	4,836,347

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,284,644

Series 2006 P, Ref. RB	5.00%	06/01/2030	900	877,696

Series 2006 Q, RB	5.00%	06/01/2036	150	145,566

				112,192,371

Rhode Island–0.24%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(e)(j)	7.25%	07/15/2035	4,915	884,700

Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,049

Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,796,826

				5,701,575

South Carolina–0.10%
South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	5.00%	12/01/2043	2,200	2,292,263

South Dakota–0.06%
Educational Enhancement Funding Corp.; Series 2013 B, RB(a)(b)	5.00%	06/01/2023	1,500	1,528,209

Tennessee–1.17%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	217,231

Series 2019 A-1, Ref. RB	4.00%	08/01/2044	455	417,605

Series 2019 A-2, Ref. RB	5.00%	08/01/2044	340	351,703

Series 2019 A-2, Ref. RB	5.00%	08/01/2049	455	468,572

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,000	2,132,947

Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,194,137

Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,186,755

Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	2,500	2,380,494

Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	5.13%	06/01/2036	200	206,254

Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	4.00%	07/01/2049	2,500	2,361,134

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	7,000	7,291,180

Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	5,665	5,955,136

				28,163,148

Texas–5.83%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(d)	4.50%	08/15/2033	5	5,006

Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	880,169

Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,300	1,326,798

Aubrey Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2052	5,000	4,781,241

Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	6,500	6,217,602

Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(f)	5.00%	04/01/2032	1,100	1,101,339

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	10,998,864

Forney Independent School District; Series 2022 B, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2047	5,665	5,522,601

Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2049	15,300	14,456,909

Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(k)	0.90%	12/01/2041	7,000	7,000,000

Houston (City of), TX; Series 2020 C, Ref. RB	4.00%	11/15/2043	10,000	9,368,940

Houston (City of), TX Port Authority; Series 2021, RB	4.00%	10/01/2046	5,365	5,070,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Houston Independent School District; Series 2017, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	$10,000	$10,706,043

Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,750	10,191,310

Lancaster Independent School District; Series 2015 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	25	24,103

Montgomery (County of), TX Toll Road Authority;
Series 2018, RB	5.00%	09/15/2043	2,000	2,042,416

Series 2018, RB	5.00%	09/15/2048	2,500	2,546,222

New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(a)(b)	5.88%	04/01/2023	555	565,988

Series 2013 A, RB(a)(b)	6.00%	04/01/2023	780	795,909

Series 2016 A, RB(a)(b)	5.00%	04/01/2026	1,000	1,081,812

Series 2016 A, RB(a)(b)	5.00%	04/01/2026	355	384,043

Series 2016 A-1, RB(e)	5.00%	12/31/2049	140	103,600

Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2048	250	259,170

Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2058	850	878,156

Series 2019, RB(f)	5.00%	08/15/2039	425	425,928

Series 2019, RB(f)	5.00%	08/15/2049	150	147,810

New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB(e)	5.00%	12/31/2049	700	518,000

Series 2016, RB(e)	5.00%	12/31/2049	600	444,000

North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(d)	5.00%	01/01/2043	10,000	10,577,868

Northwest Independent School District; Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	10,000	10,610,465

San Antonio (City of), TX Water System; Series 2020 A, Ref. RB	5.00%	05/15/2050	6,350	6,874,933

Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2030	5,000	5,340,275

Series 2021, Ref. RB	5.00%	12/15/2032	2,500	2,665,844

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	5,754,450

				139,668,166

Utah–0.08%
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	776,773

Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(f)	5.38%	06/15/2049	1,110	1,060,653

				1,837,426

Vermont–0.03%
Burlington (City of), VT;
Series 2012 A, GO Bonds(a)(b)	5.00%	11/01/2022	350	351,582

Series 2012 A, GO Bonds(a)(b)	5.00%	11/01/2022	445	447,012

				798,594

Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,480	1,487,230

Virginia–0.43%
Celebrate North Community Development Authority; Series 2003 B, RB(e)	6.75%	03/01/2034	303	196,950

Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(d)	5.00%	07/01/2041	8,950	9,369,855

Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	720,153

				10,286,958

Washington–1.05%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2016 S-1, RB	5.00%	11/01/2046	10,000	11,726,703

Cowlitz County School District No. 458; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	1,680	1,692,716

Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	50	50,007

Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,460	1,447,536

Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	2,750	3,046,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2031	$2,250	$2,371,400

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	5,235	4,775,613

				25,110,157

Wisconsin–1.67%
Wisconsin (State of) Center District;
Series 2013 A, Ref. RB(a)(b)	5.00%	12/15/2022	1,475	1,486,179

Series 2020 D, RB (INS - AGM)(d)(h)	0.00%	12/15/2050	15,850	4,243,578

Series 2020 D, RB (INS - AGM)(d)(h)	0.00%	12/15/2055	8,130	1,696,658

Wisconsin (State of) Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(i)	4.00%	11/15/2034	20,000	20,214,090

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	6,676,951

Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2036	900	969,473

Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2054	1,275	1,343,828

Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2058	1,400	1,475,576

Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	345	345,302

Series 2012 A, RB	6.00%	07/15/2042	350	350,266

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(f)	5.00%	06/15/2039	310	308,583

Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(f)	5.38%	06/01/2044	435	419,036

Series 2019 A, RB(f)	5.50%	06/01/2054	540	515,060

				40,044,580

TOTAL INVESTMENTS IN SECURITIES(o)–100.20% (Cost $2,511,566,502)				2,402,413,898

FLOATING RATE NOTE OBLIGATIONS–(2.46)% Notes with interest and fee rates ranging from 2.21% to 2.27% at 08/31/2022 and contractual maturities of collateral ranging from 10/01/2032 to 06/01/2043 (See Note 1K)(p)				(59,050,000)

OTHER ASSETS LESS LIABILITIES–2.26%				54,315,908

NET ASSETS–100.00%				$2,397,679,806

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco AMT-Free Municipal Income Fund

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.

(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $28,512,530, which represented 1.19% of the Fund’s Net Assets.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $57,497,094, which represented 2.40% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(j)	Restricted security. The aggregate value of these securities at August 31, 2022 was $25,151,918, which represented 1.05% of the Fund’s Net Assets.
(k)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Security subject to crossover refunding.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.82%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Fund’s investments with a value of $108,326,149 are held by TOB Trusts and serve as collateral for the $59,050,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)

	Number of	Expiration	Notional		Unrealized
Short Futures Contracts	Contracts	Month	Value	Value	Appreciation

Interest Rate Risk

U.S. Treasury 10 Year Notes	1,419	December-2022	$(165,889,969)	$1,352,484	$1,352,484

(a)	Futures contracts collateralized by $2,600,000 cash held with Goldman Sachs International, the futures commission merchant.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	80.46%

General Obligation Bonds	14.22

Pre-Refunded Bonds	2.79

Other	2.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco AMT-Free Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,511,566,502)	$2,402,413,898

Other investments:
Variation margin receivable – futures contracts	243,885

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	2,600,000

Cash	11,720,546

Receivable for:
Investments sold	27,500,482

Fund shares sold	2,772,280

Interest	26,922,034

Investments matured, at value (Cost $7,499,847)	5,557,690

Investment for trustee deferred compensation and retirement plans	129,779

Other assets	480,338

Total assets	2,480,340,932

Liabilities:
Floating rate note obligations	59,050,000

Payable for:
Investments purchased	15,745,264

Dividends	3,219,190

Fund shares reacquired	3,345,843

Accrued fees to affiliates	1,000,350

Accrued interest expense	32,481

Accrued trustees’ and officers’ fees and benefits	64,945

Accrued other operating expenses	73,274

Trustee deferred compensation and retirement plans	129,779

Total liabilities	82,661,126

Net assets applicable to shares outstanding	$2,397,679,806

Net assets consist of:
Shares of beneficial interest	$2,828,887,597

Distributable earnings (loss)	(431,207,791)

$2,397,679,806

Net Assets:
Class A	$1,410,206,907

Class C	$116,469,440

Class Y	$865,379,374

Class R6	$5,624,085

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	204,280,325

Class C	17,010,830

Class Y	125,802,691

Class R6	814,314

Class A:
Net asset value per share	$6.90

Maximum offering price per share (Net asset value of $6.90 ÷ 95.75%)	$7.21

Class C:
Net asset value and offering price per share	$6.85

Class Y:
Net asset value and offering price per share	$6.88

Class R6:
Net asset value and offering price per share	$6.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco AMT-Free Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$54,591,745

Expenses:
Advisory fees	4,955,262

Administrative services fees	181,752

Custodian fees	9,457

Distribution fees:
Class A	1,842,253

Class C	668,251

Interest, facilities and maintenance fees	978,574

Transfer agent fees — A, C and Y	1,105,000

Transfer agent fees — R6	461

Trustees’ and officers’ fees and benefits	16,802

Registration and filing fees	76,468

Reports to shareholders	21,545

Professional services fees	122,550

Other	19,335

Total expenses	9,997,710

Less: Expense offset arrangement(s)	(637)

Net expenses	9,997,073

Net investment income	44,594,672

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(61,494))	(94,406,451)

Futures contracts	1,358,307

(93,048,144)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(165,637,622)

Futures contracts	1,352,484

(164,285,138)

Net realized and unrealized gain (loss)	(257,333,282)

Net increase (decrease) in net assets resulting from operations	$(212,738,610)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco AMT-Free Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31,	February 28,
	2022	2022

Operations:
Net investment income	$44,594,672	$71,313,120

Net realized gain (loss)	(93,048,144)	(15,499,698)

Change in net unrealized appreciation (depreciation)	(164,285,138)	(33,172,643)

Net increase (decrease) in net assets resulting from operations	(212,738,610)	22,640,779

Distributions to shareholders from distributable earnings:
Class A	(24,831,656)	(59,093,969)

Class C	(1,676,185)	(4,228,732)

Class Y	(15,631,256)	(35,143,795)

Class R6	(108,606)	(259,537)

Total distributions from distributable earnings	(42,247,703)	(98,726,033)

Share transactions–net:
Class A	(123,722,055)	68,730,627

Class C	(24,546,484)	6,925,905

Class Y	(29,056,545)	176,609,675

Class R6	(478,756)	23,696

Net increase (decrease) in net assets resulting from share transactions	(177,803,840)	252,289,903

Net increase (decrease) in net assets	(432,790,153)	176,204,649

Net assets:
Beginning of period	2,830,469,959	2,654,265,310

End of period	$2,397,679,806	$2,830,469,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco AMT-Free Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/22	$7.61	$0.12	$(0.71)	$(0.59)	$(0.12)	$6.90	(7.81	)%(d)	$1,410,207	0.83	%(d)(e)	0.83	%(d)(e)	0.75	%(d)(e)	3.47	%(d)(e)	29%
Year ended 02/28/22	7.79	0.19	(0.10)	0.09	(0.27)	7.61	1.03	(d)	1,685,219	0.80	(d)	0.80	(d)	0.74	(d)	2.42	(d)	10
Year ended 02/28/21	8.04	0.22	(0.17)	0.05	(0.30)	7.79	0.70	(d)	1,659,677	0.84	(d)	0.84	(d)	0.76	(d)	2.86	(d)	20
Seven months ended 02/29/20	7.50	0.15	0.55	0.70	(0.16)	8.04	9.44		1,551,474	0.86	(e)	0.86	(e)	0.74	(e)	3.33	(e)	8
Year ended 07/31/19	7.12	0.28	0.36	0.64	(0.26)	7.50	9.22		1,378,279	1.02		1.02		0.80		3.86		27
Year ended 07/31/18	7.05	0.29	0.07	0.36	(0.29)	7.12	5.24		1,144,325	1.03		1.03		0.87		4.15		20
Year ended 07/31/17	7.12	0.31	(0.03)	0.28	(0.35)	7.05	4.08		1,248,082	1.02		1.02		0.83		4.48		25
Class C
Six months ended 08/31/22	7.54	0.10	(0.70)	(0.60)	(0.09)	6.85	(7.99)		116,469	1.59	(e)	1.59	(e)	1.51	(e)	2.71	(e)	29
Year ended 02/28/22	7.72	0.13	(0.11)	0.02	(0.20)	7.54	0.24		154,706	1.56		1.56		1.50		1.66		10
Year ended 02/28/21	7.97	0.16	(0.18)	(0.02)	(0.23)	7.72	(0.14)		151,779	1.60		1.60		1.52		2.10		20
Seven months ended 02/29/20	7.43	0.11	0.56	0.67	(0.13)	7.97	9.05		230,719	1.63	(e)	1.63	(e)	1.51	(e)	2.57	(e)	8
Year ended 07/31/19	7.06	0.22	0.36	0.58	(0.21)	7.43	8.34		258,540	1.78		1.78		1.56		3.10		27
Year ended 07/31/18	6.99	0.23	0.07	0.30	(0.23)	7.06	4.49		345,676	1.80		1.80		1.64		3.38		20
Year ended 07/31/17	7.07	0.26	(0.04)	0.22	(0.30)	6.99	3.19		380,460	1.78		1.78		1.59		3.73		25
Class Y
Six months ended 08/31/22	7.58	0.13	(0.70)	(0.57)	(0.13)	6.88	(7.60)		865,379	0.59	(e)	0.59	(e)	0.51	(e)	3.71	(e)	29
Year ended 02/28/22	7.76	0.21	(0.11)	0.10	(0.28)	7.58	1.26		983,831	0.56		0.56		0.50		2.66		10
Year ended 02/28/21	8.02	0.24	(0.18)	0.06	(0.32)	7.76	0.82		835,955	0.60		0.60		0.52		3.10		20
Seven months ended 02/29/20	7.47	0.16	0.56	0.72	(0.17)	8.02	9.77		578,082	0.62	(e)	0.62	(e)	0.50	(e)	3.57	(e)	8
Year ended 07/31/19	7.09	0.29	0.37	0.66	(0.28)	7.47	9.52		502,457	0.78		0.78		0.56		4.10		27
Year ended 07/31/18	7.03	0.30	0.06	0.36	(0.30)	7.09	5.36		428,027	0.79		0.79		0.63		4.39		20
Year ended 07/31/17	7.10	0.32	(0.03)	0.29	(0.36)	7.03	4.34		439,608	0.78		0.78		0.59		4.65		25
Class R6
Six months ended 08/31/22	7.61	0.14	(0.71)	(0.57)	(0.13)	6.91	(7.57)		5,624	0.52	(e)	0.52	(e)	0.44	(e)	3.78	(e)	29
Year ended 02/28/22	7.79	0.22	(0.11)	0.11	(0.29)	7.61	1.35		6,714	0.49		0.49		0.43		2.73		10
Year ended 02/28/21	8.05	0.25	(0.18)	0.07	(0.33)	7.79	0.92		6,855	0.52		0.52		0.44		3.18		20
Seven months ended 02/29/20	7.50	0.16	0.56	0.72	(0.17)	8.05	9.74		5,675	0.59	(e)	0.59	(e)	0.47	(e)	3.60	(e)	8
Period ended 07/31/19(f)	7.42	0.06	0.07	0.13	(0.05)	7.50	1.80		10	0.72	(e)	0.72	(e)	0.50	(e)	4.16	(e)	27

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2022 and the years ended February 28, 2022 and 2021.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco AMT-Free Municipal Income Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco AMT-Free Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities generally normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under

28	Invesco AMT-Free Municipal Income Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

29	Invesco AMT-Free Municipal Income Fund

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $200 million	0.600%

Next $100 million	0.550%

Next $200 million	0.500%

Next $250 million	0.450%

Next $250 million	0.400%

Next $4 billion	0.350%

Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.39%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

30	Invesco AMT-Free Municipal Income Fund

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, though at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $23,763 in front-end sales commissions from the sale of Class A shares and $84,311 and $27,141 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,383,527,785	$18,886,113	$2,402,413,898

Other Investments - Assets*

Investments Matured	–	4,795,810	761,880	5,557,690

Futures Contracts	1,352,484	–	–	1,352,484

Total Investments	$1,352,484	$2,388,323,595	$19,647,993	$2,409,324,072

*	Forward foreign currency contracts are valued at unrealized appreciation. Investments matured are shown at value.

31	Invesco AMT-Free Municipal Income Fund

NOTE 1–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2022:

Value
Derivative Assets	Interest Rate Risk

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$1,352,484

Derivatives not subject to master netting agreements	(1,352,484)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Interest Rate Risk

Realized Gain:
Futures contracts	$1,358,307

Change in Net Unrealized Appreciation:
Futures contracts	1,352,484

Total	$2,710,791

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$117,871,575

NOTE 2–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2022, the Fund engaged in securities purchases of $109,189,119 and securities sales of $66,133,241, which resulted in net realized gains (losses) of $(61,494).

NOTE 3–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $637.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

32

NOTE 5–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2022, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $59,748,571 and 1.35%, respectively.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$26,863,547	$202,627,642	$229,491,189

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $699,360,131 and $869,942,054, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$43,838,633

Aggregate unrealized (depreciation) of investments	(175,771,568)

Net unrealized appreciation (depreciation) of investments	$(131,932,935)

Cost of investments for tax purposes is $2,541,257,007.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	14,822,629	$104,842,000	40,929,248	$323,702,366

Class C	849,795	5,969,810	5,132,645	40,337,762

Class Y	45,011,578	316,517,166	58,934,495	463,949,523

Class R6	3,588	26,661	32,224	257,888

33

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	1,895,948	$13,418,205	4,096,556	$32,283,791

Class C	142,702	1,001,985	329,023	2,571,362

Class Y	1,102,435	7,771,894	2,259,125	17,736,520

Class R6	14,565	103,146	31,310	246,912

Automatic conversion of Class C shares to Class A shares:
Class A	1,086,282	7,656,219	1,738,193	13,708,896

Class C	(1,095,222)	(7,656,219)	(1,753,000)	(13,708,896)

Reacquired:
Class A	(35,080,225)	(249,638,479)	(38,307,486)	(300,964,426)

Class C	(3,394,752)	(23,862,060)	(2,851,864)	(22,274,323)

Class Y	(50,111,411)	(353,345,605)	(39,110,746)	(305,076,368)

Class R6	(86,020)	(608,563)	(61,039)	(481,104)

Net increase (decrease) in share activity	(24,838,108)	$(177,803,840)	31,398,684	$252,289,903

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$921.90	$4.02	$1,021.02	$4.23	0.83%
Class C	1,000.00	918.80	7.69	1,017.19	8.08	1.59
Class Y	1,000.00	922.70	2.86	1,022.23	3.01	0.59
Class R6	1,000.00	923.40	2.52	1,022.58	2.65	0.52

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

35	Invesco AMT-Free Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco AMT-Free Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund

36	Invesco AMT-Free Municipal Income Fund

performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.D. Economies of Scale and Breakpoints

    The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

37	Invesco AMT-Free Municipal Income Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROAFM-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco California Municipal Fund

Nasdaq:

A: OPCAX ∎ C: OCACX ∎ Y: OCAYX ∎ R6: IORCX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

24	Financial Statements

27	Financial Highlights

28	Notes to Financial Statements

34	Fund Expenses

35	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.17%
Class C Shares	-8.46
Class Y Shares	-8.05
Class R6 Shares	-7.99
S&P Municipal Bond California 5+ Year Investment Grade Index▼	-7.02

Source(s): ▼RIMES Technologies Corp.

The S&P Municipal Bond California 5+ Year Investment Grade Index tracks the performance of investment-grade, California-issued US municipal bonds with maturities equal to or greater than five years.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco California Municipal Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges
Class A Shares
Inception (11/3/88)	5.02%
10 Years	3.13
5 Years	1.35
1 Year	-14.59

Class C Shares
Inception (11/1/95)	4.12%
10 Years	2.96
5 Years	1.48
1 Year	-12.43

Class Y Shares
Inception (11/29/10)	5.42%
10 Years	3.82
5 Years	2.49
1 Year	-10.69

Class R6 Shares
10 Years	3.71%
5 Years	2.51
1 Year	-10.50

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester California Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® California Municipal Fund. The Fund was subsequently renamed the Invesco California Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco California Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco California Municipal Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-107.83%
California-102.59%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$500	$508,210
Adelanto (City of), CA Community Facilities District; Series 2015 A, RB	5.00%	09/01/2045	1,000	1,025,176
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	10	10,051
Adelanto (City of), CA Public Utility Authority;
Series 2014 A, RB	5.00%	07/01/2024	480	480,696
Series 2014 A, RB	5.00%	07/01/2039	5,710	5,727,839
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,157,458
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(a)	5.00%	10/01/2052	7,000	7,389,420
Anaheim (City of), CA Public Financing Authority (Anaheim Convention Center Expansion); Series 2014 A, Ref. RB(b)(c)	5.00%	05/01/2024	1,350	1,407,522
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,332,150
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2043	1,300	1,378,155
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	785	794,388
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(e)	5.00%	04/01/2056	3,465	3,853,248
Series 2017, Ref. RB	4.00%	04/01/2037	1,720	1,747,802
Series 2017, Ref. RB	4.00%	04/01/2049	630	606,874
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	134,532
Series 2019, RB	5.00%	09/01/2031	140	150,303
Series 2019, RB	5.00%	09/01/2049	775	814,164
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	5	5,013
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(b)(c)	5.00%	09/01/2023	635	651,489
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,560	1,620,472
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(b)(c)	5.00%	09/01/2023	745	764,345
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(f)	0.00%	08/01/2026	1,465	1,314,193
Series 2009, GO Bonds(f)	0.00%	08/01/2032	3,045	2,184,006
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	504,061
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,960	1,968,691
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,036,565
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(g)	5.50%	09/01/2036	2,500	825,000
Series 2006, RB(g)	5.55%	09/01/2036	2,325	767,250
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	551,487
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,193,602
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(f)	0.00%	06/01/2055	332,360	29,349,814
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,880,831
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	667,695
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	895	924,528
Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	22,000	4,045,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of);
Series 1992, GO Bonds	5.50%	10/01/2022	$5	$5,013
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,015
Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,055,415
Series 2016, GO Bonds(e)	5.00%	09/01/2045	3,400	3,625,454
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	1,370	1,478,144
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	13,000	14,245,717
Series 2017, Ref. GO Bonds	5.00%	08/01/2036	10,000	10,765,485
Series 2020, Ref. GO Bonds	3.00%	11/01/2040	3,500	2,994,356
Series 2022, GO Bonds	4.00%	04/01/2049	3,500	3,439,658
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	669,480
Series 2018, RB	5.25%	05/01/2053	2,500	2,509,527
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,555	4,238,595
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	4,500	4,243,810
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(h)	4.00%	02/01/2056	3,000	2,416,393
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	5,360	5,057,337
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	245	245,026
Series 2007 D, RB(f)(h)	0.00%	06/01/2057	45,600	3,215,005
Series 2007 E, RB(f)(h)	0.00%	06/01/2057	51,500	3,072,444
Series 2007 F, RB(f)(h)	0.00%	06/01/2057	55,250	3,174,234
Series 2014, Ref. RB	4.00%	06/01/2029	1,720	1,726,136
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	5,980	6,068,952
Series 2002, RB	6.00%	06/01/2042	18,700	18,978,471
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	6,210	6,211,703
Series 2002, RB	6.13%	06/01/2038	9,700	9,251,784
Series 2006 A, RB(f)	0.00%	06/01/2046	62,110	13,603,301
Series 2006 C, RB(f)	0.00%	06/01/2055	71,700	7,253,122
Series 2006 D, RB(f)	0.00%	06/01/2055	309,500	25,662,781
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.);
Series 2020, Ref. RB	5.00%	06/01/2050	1,750	1,789,029
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,297,774
Series 2020, Ref. RB(f)	0.00%	06/01/2055	7,050	1,453,752
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,315	1,315,393
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,814,594
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,054,171
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB(b)(c)	5.00%	04/01/2026	5,000	5,459,202
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(e)	5.25%	04/01/2040	4,520	5,477,975
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	3,600	3,667,412
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.00%	10/01/2043	2,730	2,926,582
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,395,970
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,340,691
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,071,151
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,759,340
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	12,060	11,090,505
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	1,580	1,584,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	$560	$539,904
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	700	737,308
Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,038,112
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB(b)(c)	5.00%	07/01/2023	1,000	1,021,804
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2048	10,000	10,535,624
Series 2018 A, RB	5.00%	11/15/2048	3,000	3,160,687
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	6,397	6,418,807
Series 2019 A-2, RB	4.00%	03/20/2033	8,579	8,508,786
Series 2021 A, RB	3.25%	08/20/2036	9,887	8,944,845
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	3,952	3,683,687
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group);
Series 2015 A, Ref. RB	5.00%	11/01/2041	6,265	6,395,602
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,022,693
California (State of) Municipal Finance Authority;
Series 2017 A, RB(e)	5.00%	06/01/2048	21,000	22,554,914
Series 2021 B, RB	4.00%	09/01/2041	915	847,653
Series 2021 B, RB	4.00%	09/01/2046	830	743,527
Series 2021 B, RB	3.38%	09/01/2051	580	398,939
Series 2021 B, RB	4.00%	09/01/2051	775	672,701
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,515	2,545,563
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	280,672
Series 2018 A, RB(h)	5.00%	06/01/2048	705	684,086
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	692,752
Series 2020 B, RB	4.00%	09/01/2050	1,095	971,129
Series 2021 A, RB	4.00%	09/01/2041	655	608,363
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,318,951
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	1,028,290
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,723,613
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,444,374
Series 2014 B, RB	5.88%	08/15/2049	705	711,624
California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,035,332
California (State of) Municipal Finance Authority (Caritas);
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	268,772
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	373,987
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	6,070,600
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	3,086,746
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,748,706
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,993,839
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,250,939
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,122,516
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,058,785
Series 2017 A, Ref. RB	5.00%	02/01/2042	625	658,770
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,447,660
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,019,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(h)	6.63%	01/01/2032	$1,030	$1,030,042
Series 2012, RB(h)	6.88%	01/01/2042	2,080	2,067,943
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(a)	4.00%	05/15/2046	2,000	1,896,764
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,743,629
California (State of) Municipal Finance Authority (Humangood);
Series 2021, RB	4.00%	10/01/2046	2,000	1,859,150
Series 2021, RB	4.00%	10/01/2049	2,000	1,840,597
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2038	10,005	10,288,479
Series 2018 A, RB(i)	5.00%	12/31/2043	15,200	15,493,165
Series 2018 A, RB(i)	5.00%	12/31/2047	3,000	3,044,820
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,750	2,809,841
California (State of) Municipal Finance Authority (OCEAA); Series 2008 A, RB	7.00%	10/01/2039	1,500	1,501,610
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II); Series 2018 A, RB	5.00%	06/01/2048	5,360	5,756,873
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	595,576
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	2,050	2,024,802
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	990	1,030,362
Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,463,855
Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	1,700	1,642,881
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	628,318
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2049	5,885	6,323,404
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	6,059,748
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	16,780	16,629,881
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	626,531
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2019 A, RB(c)(i)	2.40%	10/01/2029	8,000	7,418,819
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(h)	5.00%	08/01/2039	1,500	1,491,692
California (State of) Pollution Control Finance Authority; Series 2012, RB(h)(i)	5.00%	07/01/2037	3,000	3,007,081
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC);
Series 2016, RB (Acquired 01/21/2016; Cost $3,500,000)(h)(i)(j)(k)	7.00%	12/01/2027	3,500	350,000
Series 2017, RB(h)(i)(j)	8.00%	12/01/2027	2,000	120,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(h)(i)(j)	7.50%	07/01/2032	1,425	855,000
Series 2017, RB(h)(i)(j)	8.00%	07/01/2039	1,900	1,140,000
Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(h)(i)(j)(k)	7.50%	07/01/2032	420	285,600
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	3,500	3,461,807
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(i)	3.00%	11/01/2025	1,500	1,483,434
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	5,000	4,394,462
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(h)	5.00%	01/01/2056	1,000	859,031
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(h)	2.13%	11/15/2027	2,000	1,853,010
Series 2021, RB(h)	2.38%	11/15/2028	2,000	1,829,181
Series 2021, RB(h)	5.00%	11/15/2046	1,000	927,160
Series 2021, RB(h)	5.00%	11/15/2051	500	456,396
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,034,185
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,021,856
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(h)	5.00%	06/15/2049	1,400	1,332,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	$400	$400,890
Series 2019 A, RB(h)	5.00%	07/01/2044	630	610,428
Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,508,167
California (State of) Public Works Board (Green Bonds); Series 2021, RB	4.00%	11/01/2046	12,050	11,711,813
California (State of) Public Works Board (Various Capital);
Series 2016 D, Ref. RB	4.00%	04/01/2033	11,905	12,326,774
Series 2021 B, RB	4.00%	05/01/2046	3,000	2,921,339
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,129,316
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	854,967
Series 2015, RB(h)	5.00%	07/01/2045	1,265	1,282,269
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	1,000	1,012,145
Series 2016, Ref. RB(b)(c)(h)	5.00%	08/01/2025	65	69,735
Series 2016, Ref. RB(h)	5.00%	08/01/2046	685	692,908
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(h)	6.25%	07/01/2037	1,250	1,282,793
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2043	2,000	2,022,255
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	1,500	1,517,810
Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,026,631
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	505,104
Series 2017 A, RB(h)	5.00%	07/01/2037	590	605,771
Series 2017 A, RB(h)	5.00%	07/01/2047	1,240	1,256,758
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	1,729,133
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,550	1,551,382
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021 A, RB(h)	4.00%	11/01/2055	3,000	2,335,822
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,194,980
Series 2017, RB	5.00%	09/02/2046	1,265	1,309,013
Series 2020 B, RB	4.00%	09/02/2050	445	381,371
Series 2020, RB	4.00%	09/01/2040	400	368,953
Series 2020, RB	4.00%	09/01/2050	2,340	2,032,783
Series 2020, RB	4.00%	09/01/2050	2,465	2,137,981
Series 2020, RB	4.00%	09/01/2050	1,500	1,290,755
Series 2020, RB	4.00%	09/01/2050	1,415	1,225,337
Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,139,254
Series 2021 A, RB	4.00%	09/02/2051	1,995	1,671,333
Series 2022, RB	5.25%	09/01/2052	1,650	1,668,780
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	812,057
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,369,454
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main);
Series 2012 A, RB	6.38%	07/01/2047	2,000	2,003,787
Series 2012, RB	6.10%	07/01/2032	820	821,752
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(h)	5.13%	11/01/2023	295	299,342
Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	910,441
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,685	1,746,187
California (State of) Statewide Communities Development Authority (Community Facilities District No. 97-1); Series 1997, RB(f)	0.00%	09/01/2022	10	10,000
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,070	3,104,534
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	3,390	3,492,903
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(b)(c)	5.25%	10/01/2024	600	634,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(i)	5.20%	06/01/2036	$2,400	$2,402,518
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB(b)(c)	5.00%	07/01/2024	750	786,363
California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	690	631,824
Series 2021, RB	4.00%	09/01/2051	1,170	1,010,666
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,099,430
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	1,000	978,161
Series 2019, RB(h)	5.00%	06/01/2034	375	380,331
Series 2019, RB(h)	5.00%	06/01/2039	100	100,276
Series 2019, RB(h)	5.00%	06/01/2051	295	284,944
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,532,792
Series 2016 A, RB(h)	5.25%	12/01/2056	830	830,957
Series 2018 A, RB(h)	5.50%	12/01/2058	5,000	5,060,090
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California);
Series 2018, RB	5.00%	01/01/2043	1,000	1,026,861
Series 2018; RB	5.00%	01/01/2048	1,995	2,034,790
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	1,640	1,579,556
Series 2019, RB(h)	5.25%	07/01/2049	3,375	3,119,388
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	650	682,759
California (State of) Statewide Communities Development Authority (San Francisco Campus for Jewish Living);
Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2041	1,745	1,710,605
Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2051	3,425	3,213,160
California (State of) Statewide Communities Development Authority (Sand Creek);
Series 2021, RB	4.00%	09/01/2041	550	503,249
Series 2021, RB	4.00%	09/01/2051	1,125	982,828
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2019 B, RB	5.00%	09/02/2049	1,500	1,561,730
Series 2019 C, RB	5.00%	09/02/2049	700	730,957
Series 2021 C-1, RB	4.00%	09/02/2041	2,245	2,042,501
Series 2021 C-1, RB	4.00%	09/02/2051	2,570	2,202,241
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB(b)(c)	5.63%	10/01/2022	1,000	1,002,704
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,230,047
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,700	2,734,085
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	8,280	8,426,639
Series 2002 B, RB	6.00%	05/01/2037	1,005	1,022,799
Series 2002 B, RB	6.00%	05/01/2043	705	717,499
Series 2002, RB	6.00%	05/01/2043	45	45,798
Series 2006 A, RB(f)	0.00%	06/01/2046	8,000	1,855,340
California State University; Series 2012 A, RB(b)(c)(e)	5.00%	11/01/2022	6,750	6,781,305
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	605	546,738
Series 2020, RB	4.00%	09/01/2050	575	508,327
Cambrian School District; Series 2022, GO Bonds	5.00%	08/01/2048	7,505	8,103,194
Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	15	15,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	$545	$608,064
Central Basin Municipal Water District; Series 2018 A, Ref. RB(b)(c)	5.00%	08/01/2028	3,035	3,437,182
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	1,865,355
Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	157,984
Series 2020, RB	4.00%	09/01/2051	705	615,906
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,166,214
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	916,109
Chino Valley Unified School District;
Series 2020 B, GO Bonds	4.00%	08/01/2045	3,000	2,871,218
Series 2020 B, GO Bonds(e)	5.00%	08/01/2055	10,995	12,004,412
Series 2022 C, GO Bonds	5.00%	08/01/2046	5,985	6,683,094
Chula Vista (City of), CA Community Facilities District;
Series 2021, RB	4.00%	09/01/2041	250	226,350
Series 2021, RB	4.00%	09/01/2051	1,775	1,530,812
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,144,103
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	535,911
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	35	35,055
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2029	735	592,171
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	515	553,653
Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,156,846
Series 2018, RB(h)	5.00%	09/01/2048	2,015	2,104,805
Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,583,909
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	1,000	1,001,023
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2035	1,300	818,027
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2041	6,250	2,843,917
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2042	4,335	1,866,774
Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	06/01/2049	14,140	13,527,874
Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	285	263,094
Series 2020, RB	4.00%	09/01/2045	460	409,629
Series 2020, RB	4.00%	09/01/2050	1,035	899,402
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	350	305,208
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(h)	5.00%	07/01/2051	3,250	3,069,882
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(h)	4.00%	09/01/2056	2,500	2,051,586
Series 2021, RB(h)	4.00%	08/01/2056	1,000	820,765
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,024
Series 2007 C, Ref. RB	6.50%	12/15/2047	880	880,129
Dehesa School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	08/01/2023	1,220	1,255,192
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2020, RB	4.00%	09/01/2036	200	192,958
Series 2020, RB	4.00%	09/01/2040	400	374,059
Series 2020, RB	4.00%	09/01/2050	1,000	882,637
Dublin (City of), CA;
Series 2021, RB	4.00%	09/01/2045	850	762,618
Series 2021, RB	4.00%	09/01/2051	865	754,465
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	75,156
Series 2021, RB	4.00%	09/01/2050	385	334,984
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	14,519,926
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(f)	0.00%	08/01/2033	4,430	2,986,281
Elsinore Valley Municipal Water District; Series 2021 A, RB(h)	4.50%	09/01/2051	2,680	2,289,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	$445	$465,866
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2033	385	402,696
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	500	522,025
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,624,539
Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	4,000	3,806,893
Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	510	436,215
Series 2020, RB	4.00%	09/01/2050	705	589,868
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	884,427
Fairfield Community Facilities District; Series 2021 A, RB	4.00%	09/01/2051	5,290	4,651,501
Folsom Ranch Financing Authority; Series 2022, RB	5.00%	09/01/2042	3,290	3,388,580
Fontana (City of), CA (Community Facilities District No. 80); Series 2017, RB	5.00%	09/01/2046	1,000	1,033,409
Fontana (City of), CA (El Paseo Community Facilities District 87);
Series 2021, RB	4.00%	09/01/2027	120	122,309
Series 2021, RB	4.00%	09/01/2028	125	127,378
Series 2021, RB	4.00%	09/01/2029	110	111,781
Series 2021, RB	4.00%	09/01/2032	100	98,894
Series 2021, RB	4.00%	09/01/2041	200	185,760
Series 2021, RB	4.00%	09/01/2046	325	292,002
Series 2021, RB	4.00%	09/01/2051	400	352,291
Fontana (City of), CA (Summit at Rosena Phase One); Series 2021, RB	4.00%	09/01/2051	525	463,886
Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	530	480,348
Series 2020, RB	4.00%	09/01/2050	635	564,068
Foothill-Eastern Transportation Corridor Agency;
Series 2015, Ref. RB (INS - AGM)(a)(f)	0.00%	01/15/2035	2,745	1,671,063
Series 2021 A, RB	4.00%	01/15/2046	7,840	7,405,676
Series 2021 A, Ref. RB	4.00%	01/15/2046	8,125	7,674,887
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	845,348
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2029	615	510,919
Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2029	4,735	3,794,156
Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2031	2,235	1,727,455
Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	1,415	1,040,320
Glendora (City of), CA Public Finance Authority (No. 1); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2024	940	941,775
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(b)(c)	5.00%	06/01/2023	2,000	2,041,364
Series 2015 A, Ref. RB(b)(c)	5.00%	06/01/2025	1,165	1,246,808
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,435	1,533,790
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,760	1,883,590
Series 2017 A-1, Ref. RB(b)(c)	5.00%	06/01/2027	1,000	1,119,615
Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	21,000	2,483,498
Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	219,515
Series 2021 A, RB	4.00%	09/01/2051	500	429,197
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,683,680
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,370,375
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,356,995
Hollister School District (Election of 2016); Series 2019 B, GO Bonds	4.00%	09/01/2046	3,675	3,541,106
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,445,224
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	904,429
Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,035,448
Inglewood (City of), CA Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. RB (INS - AMBAC)(a)	5.25%	05/01/2023	40	40,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	$550	$548,235
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	675,590
Series 2021 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2051	9,100	8,501,902
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(f)	0.00%	06/01/2036	8,000	3,266,102
Series 2007 C-2, RB(f)	0.00%	06/01/2047	14,000	2,708,329
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	454,608
Series 2014, RB	5.00%	09/01/2049	445	453,952
Irvine Ranch Water District; Series 2016, RB(d)(e)	5.25%	02/01/2046	4,305	4,643,421
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,500	3,664,491
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	523,768
Series 2018 A, Ref. RB	5.00%	09/01/2045	1,000	1,046,329
Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,600	3,457,577
Jurupa Community Services District; Series 2021 A, RB	4.00%	09/01/2045	710	631,530
Lake Elsinore (City of), CA;
Series 2019, RB	5.00%	09/01/2050	1,000	1,045,393
Series 2021, RB	4.00%	09/01/2041	350	320,249
Series 2021, RB	4.00%	09/01/2046	450	396,432
Series 2021, RB	4.00%	09/01/2046	290	248,464
Series 2021, RB	4.00%	09/01/2051	700	604,045
Series 2021, RB	4.00%	09/01/2051	310	260,155
Lake Elsinore Public Financing Authority;
Series 2012 A, RB	5.25%	09/01/2038	1,175	1,175,000
Series 2012 C, RB	5.00%	09/01/2032	630	630,000
Series 2012 C, RB	5.00%	09/01/2037	335	335,000
Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2045	380	334,561
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	4,015	3,444,036
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	703,659
Series 2020, RB	4.00%	09/01/2045	835	754,588
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	233,168
Series 2020, RB	4.00%	09/01/2045	310	273,374
Series 2020, RB	4.00%	09/01/2045	500	441,642
Series 2020, RB	4.00%	09/01/2049	730	633,475
Series 2020, RB	4.00%	09/01/2050	1,000	857,016
Series 2022, RB	4.00%	09/01/2052	4,000	3,403,030
Lammersville Unified School District (Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	420	420,000
Series 2012, Ref. RB	5.10%	09/01/2026	375	375,000
Series 2012, Ref. RB	5.15%	09/01/2027	885	885,000
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,000,000
Series 2012, Ref. RB	5.25%	09/01/2029	500	500,000
Series 2012, Ref. RB	5.30%	09/01/2030	500	500,000
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,000,000
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	3,130	3,138,509
Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,001,861
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2030	155	155,007
Series 2021, Ref. RB	4.00%	09/01/2034	210	204,163
Series 2021, Ref. RB	4.00%	09/01/2038	270	253,251
Series 2021, Ref. RB	4.00%	09/01/2043	320	286,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Long Beach (City of), CA;
Series 2015, RB	5.00%	05/15/2045	$2,370	$2,402,166
Series 2017 A, RB(i)	5.00%	05/15/2037	1,300	1,393,215
Series 2017 A, RB(i)	5.00%	05/15/2040	14,670	15,510,880
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(i)	5.00%	05/15/2043	8,210	8,620,262
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	54,954
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,115,194
Long Beach (City of), CA Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB(b)(c)	5.00%	09/19/2022	2,000	2,002,634
Long Beach (City of), CA Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	2,965,800
Long Beach Unified School District; Series 2017 A, GO Bonds	5.00%	08/01/2036	8,175	8,788,244
Los Alamitos Unified School District; Series 2013, GO Bonds(l)	6.01%	08/01/2040	1,660	1,561,310
Los Alamitos Unified School District (Capital); Series 2012, COP(l)	5.95%	08/01/2034	1,200	1,233,893
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	619,291
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(i)	5.00%	05/15/2033	4,365	4,543,647
Series 2015 A, RB(i)	5.00%	05/15/2034	5,795	6,021,633
Series 2018 B, RB(e)(i)	5.00%	05/15/2033	15,145	16,139,848
Series 2018 B, RB(e)(i)	5.00%	05/15/2034	12,000	12,725,366
Series 2018 B, Ref. RB(i)	5.00%	05/15/2032	3,500	3,745,515
Series 2018 C, RB(i)	5.00%	05/15/2038	2,500	2,626,828
Series 2020 C, RB(i)	4.00%	05/15/2050	13,600	12,582,628
Series 2022 A, RB(i)	4.00%	05/15/2049	6,400	5,902,790
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2013, RB(i)	5.00%	05/15/2043	3,000	3,027,323
Series 2019, RB(i)	5.00%	05/15/2049	24,745	25,619,654
Series 2021 D, Ref. RB(i)	5.00%	05/15/2046	25,000	26,276,450
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, Ref. RB	5.00%	07/01/2041	8,250	8,861,439
Series 2017 C, RB(e)	5.00%	07/01/2042	15,525	16,742,592
Series 2018 C, RB(e)	5.00%	07/01/2047	16,500	17,702,187
Series 2022 B, RB	5.00%	07/01/2047	2,500	2,765,105
Series 2022 B, RB	5.00%	07/01/2052	6,500	7,115,998
Los Angeles (City of), CA Harbor Department; Series 2014 A, Ref. RB(i)	5.00%	08/01/2036	1,000	1,037,367
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities); Series 2022, RB	5.00%	09/01/2052	2,000	2,018,301
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds); Series 2019 A, RB	5.00%	07/01/2044	7,000	7,662,625
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools
Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(a)(f)	0.00%	08/01/2024	1,265	1,187,677
Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(a)	5.25%	06/01/2048	3,185	3,439,532
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	85	91,423
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,810,740
Series 2020, RB	4.00%	09/01/2051	3,560	3,039,901
Madera Unified School District; Series 2019, GO Bonds	4.00%	08/01/2044	8,945	8,693,977
Manhattan Beach Unified School District (Measure C); Series 2020 B, GO Bonds	4.00%	09/01/2045	10	9,942
Manteca Unified School District; Series 2020 C, GO Bonds	4.00%	08/01/2045	2,750	2,647,806
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	265,479
Series 2020 A, RB	4.00%	09/01/2040	700	643,345
Series 2020 B, RB	4.00%	09/01/2040	700	636,765
McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	11/01/2024	1,750	1,867,940
Menifee (City of), CA; Series 2022 A, RB	4.00%	09/01/2051	1,430	1,221,084
Menifee (City of), CA (Meadow Run); Series 2022, RB	4.00%	09/01/2051	570	493,169

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Menifee Union School District;
Series 2019, RB	5.00%	09/01/2044	$1,500	$1,582,688
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2040	1,500	1,244,634
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	2,200	1,712,034
Series 2021, RB	4.00%	09/01/2044	560	503,329
Series 2021, RB	4.00%	09/01/2051	675	584,957
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	630,704
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3);
Series 2018, RB	5.00%	09/01/2043	1,000	1,050,271
Series 2018, RB	5.00%	09/01/2048	1,500	1,566,853
Series 2021, RB	4.00%	09/01/2051	1,825	1,576,467
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 5); Series 2021, RB	4.00%	09/01/2045	975	869,741
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2035	940	561,976
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,070,422
Merced City School District (Election of 2014); Series 2018, GO Bonds	5.00%	08/01/2048	3,020	3,257,872
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	840	608,981
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,101,610
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	455,954
Series 2019, RB	5.00%	09/01/2048	485	506,616
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2045	6,075	5,744,561
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	12,000	10,859,741
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	6,500	5,831,894
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2040	1,940	1,891,957
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2043	6,800	6,492,378
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(a)	5.00%	08/01/2048	2,000	2,135,505
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,035	1,825,663
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	684,634
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,557,872
North Orange County Community College District;
Series 2022 C, GO Bonds	4.00%	08/01/2043	2,100	2,080,121
Series 2022 C, GO Bonds	4.00%	08/01/2044	2,625	2,588,649
Series 2022 C, GO Bonds	4.00%	08/01/2047	22,000	21,490,260
Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	10,000	10,158,155
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	1,615	1,492,406
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,655	1,673,489
Northern Humboldt Union High School District (Election of 2010); Series 2015 C, GO Bonds(b)(c)	5.00%	08/01/2025	4,115	4,426,795
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2038	8,680	4,788,196
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2042	5,755	3,103,213
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds(b)(c)	5.00%	08/01/2025	1,070	1,151,074
Series 2021 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2046	9,000	8,545,362
Oceanside Unified School District (Election of 2008); Series 2019 E, GO Bonds	4.00%	08/01/2048	2,500	2,377,956
Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2051	500	437,520
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,044,577
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	668,472
Ontario (City of), CA Community Facilities District No. 43 (Park Place Facilities Phase IV); Series 2020, RB	4.00%	09/01/2050	1,000	857,016
Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	280	250,562
Series 2020, RB	4.00%	09/01/2051	1,110	947,834
Orange (County of), CA Community Facilities District; Series 2022 A, RB	5.00%	08/15/2052	2,000	2,056,221
Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	845	756,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	$125	$129,734
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,871,429
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,069,394
Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,430,044
Orange (County of), CA Local Transportation Authority; Series 2019, RB	5.00%	02/15/2041	14,055	15,403,757
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,298,801
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,557,778
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	882,297
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	304,814
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	320,772
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	250,012
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	269,420
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	288,522
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,380
Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	465,866
Palomar Community College District; Series 2010, GO Bonds(l)	6.38%	08/01/2045	3,330	2,854,022
Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,780,100
Series 2017, Ref. RB	5.00%	11/01/2042	4,835	4,955,677
Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	1,060	950,057
Series 2021, RB	4.00%	09/01/2051	1,225	1,059,881
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	249,986
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	308,270
Perris Union High School District;
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2048	12,930	12,277,019
Series 2019, Ref. COP (INS - BAM)(a)	5.00%	10/01/2048	3,000	3,242,293
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	4,375	3,662,469
Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds(b)(c)	5.25%	08/01/2024	1,000	1,054,273
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	4,255	4,086,273
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,945	2,059,921
Rancho Cordova (City of), CA;
Series 2021, RB	4.00%	09/01/2041	390	363,171
Series 2021, RB	4.00%	09/01/2046	225	202,455
Series 2021, RB	4.00%	09/01/2046	585	526,382
Series 2021, RB	4.00%	09/01/2050	200	177,092
Series 2021, RB	4.00%	09/01/2050	500	443,438
Rancho Cordova (City of), CA Sunridge Anatolia Community Facilities District No. 2003-1; Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,000,000
Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	333,113
Series 2021, RB	4.00%	09/01/2051	325	279,467
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	500	542,997
Series 2018, GO Bonds	5.00%	08/01/2033	500	540,183
Series 2018, GO Bonds	5.00%	08/01/2035	750	805,748
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2023	1,400	1,402,455
Regents of the University of California;
Series 2016 AI, RB(e)	5.00%	05/15/2038	15,000	15,250,254
Series 2016 L, Ref. RB(d)(e)	5.00%	05/15/2041	3,420	3,621,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Regents of the University of California Medical Center;
Series 2022 P, RB(d)(e)	5.00%	05/15/2047	$10,000	$10,988,989
Series 2022 P, RB(d)	4.00%	05/15/2053	15,000	14,526,600
Series 2022 P, RB(e)	4.00%	05/15/2053	15,000	14,526,600
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2042	8,125	3,557,374
Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2043	4,500	1,870,169
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(l)	6.63%	08/01/2042	10,530	12,172,490
River Islands Public Financing Authority; Series 2022 A-1, Ref. RB (INS - AGM)(a)	5.25%	09/01/2052	3,600	3,932,501
Riverbank (City of), CA Redevelopment Agency; Series 2007 B, RB	5.00%	08/01/2032	149	149,302
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,058,257
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,025,816
Series 2017, RB	5.00%	09/01/2045	535	556,588
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,091,992
Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	492,519
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011, RB(b)(c)	7.75%	10/01/2024	1,000	1,107,107
Series 2011, RB(b)(c)	8.00%	10/01/2024	1,000	1,111,069
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	15,184,261
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	256,569
Series 2020, RB	4.00%	09/01/2050	610	526,411
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	250,111
Series 2021, RB	4.00%	09/01/2050	600	516,885
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,500,549
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,604,585
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,316,764
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,032,214
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1;
Series 2021, RB	4.00%	09/01/2041	430	393,238
Series 2021, RB	4.00%	09/01/2050	570	493,599
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	805,345
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	356,064
Series 2020, RB	4.00%	09/01/2045	350	318,592
Series 2020, RB	4.00%	09/01/2050	475	422,616
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,879,645
Series 2022, RB	5.00%	09/01/2052	2,760	2,800,529
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2043	2,000	2,113,498
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,341,763
Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,244,471
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB(d)(e)	4.00%	08/15/2045	16,935	16,469,916
Sacramento (County of), CA;
Series 2018 C, Ref. RB(i)	5.00%	07/01/2038	2,200	2,302,612
Series 2018 C, Ref. RB(i)	5.00%	07/01/2039	9,495	9,920,730
Series 2021, RB	4.00%	09/01/2046	650	578,854
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(i)	5.25%	06/01/2027	710	707,878
San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	5	5,011
San Bernardino Community College District (Election of 2018); Series 2019 A, GO Bonds(b)(c)	4.00%	08/16/2027	17,735	19,200,854
San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	790	790,367
Series 2007 A, COP	5.00%	02/01/2037	3,235	3,235,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Housing Authority (Sorrento Tower Apartments); Series 2011 B, RB	5.00%	05/01/2029	$3,000	$3,004,856
San Diego (County of), CA Redevelopment Agency; Series 2005 A, Ref. RB(i)	5.75%	12/01/2032	4,445	4,452,823
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(i)	5.00%	07/01/2037	1,000	1,041,307
Series 2019 B, Ref. RB(i)	4.00%	07/01/2044	1,000	932,716
Series 2019 B, Ref. RB(i)	5.00%	07/01/2049	4,000	4,117,995
Series 2021 A, RB	5.00%	07/01/2056	8,880	9,464,444
Series 2021 B, RB(i)	4.00%	07/01/2046	15,040	13,986,695
Series 2021 B, RB(i)	5.00%	07/01/2046	5,150	5,369,626
Series 2021 B, RB(i)	4.00%	07/01/2051	2,000	1,826,339
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(b)(c)(e)	5.00%	04/01/2024	2,980	3,105,677
San Diego Unified School District (Election of 2012); Series 2017 I, GO Bonds	4.00%	07/01/2047	14,155	13,527,590
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(i)	5.00%	05/01/2048	8,250	8,514,997
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,225	9,658,693
Series 2017 A, RB(i)	5.00%	05/01/2042	1,930	1,992,831
Series 2017 A, RB(i)	5.00%	05/01/2047	5,275	5,399,542
Series 2018 D, RB(i)	5.00%	05/01/2043	12,020	12,464,311
Series 2019 E, RB(i)	5.00%	05/01/2050	31,575	32,706,231
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	506,997
Series 2020, RB	4.00%	09/01/2050	1,025	906,148
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island);
Series 2022, RB(h)	4.00%	09/01/2052	2,000	1,757,614
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(h)	5.00%	09/01/2037	385	393,847
Series 2022 A, RB(h)	5.00%	09/01/2052	2,000	1,959,433
Series 2022 B, RB(h)	5.00%	09/01/2052	1,000	979,717
San Francisco (City & County of), CA Public Utilities Commission; Series 2018 B, RB	5.00%	10/01/2043	7,250	7,862,748
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,795	2,841,463
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,099,571
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2033	500	500,542
Series 2013 B, RB	5.00%	08/01/2031	500	500,618
San Francisco Bay Area Rapid Transit District; Series 2017 A-1, GO Bonds(d)(e)	5.00%	08/01/2047	3,425	3,668,947
San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	505,975
San Jacinto Unified School District; Series 2022, RB	4.00%	09/01/2052	760	647,169
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	260,561
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,049,231
Series 2021 A, Ref. RB	4.00%	01/15/2044	1,705	1,593,970
San Jose (City of), CA; Series 2017 A, Ref. RB(i)	5.00%	03/01/2047	5,000	5,114,518
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(i)	6.20%	01/01/2041	3,150	2,989,732
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(i)	5.10%	12/01/2032	4,025	4,026,198
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	5,065	5,072,255
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(a)(f)	0.00%	09/01/2031	3,110	2,290,573
San Leandro Unified School District (Election of 2016); Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	08/01/2043	5,000	4,890,494
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,503,310
San Marcos Unified School District; Series 2019, RB	5.00%	09/01/2048	750	783,831
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(l)	6.63%	08/01/2042	1,010	992,277
San Mateo (County of), CA Joint Powers Financing Authority; Series 2018 A, RB(e)	5.00%	07/15/2043	18,075	19,583,892
San Mateo County Community College District (Election of 2014); Series 2018 B, GO Bonds	5.00%	09/01/2045	10,000	10,879,122
San Rafael City Elementary School District; Series 2019 C, GO Bonds	4.00%	08/01/2047	2,950	2,835,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Santa Barbara (County of), CA;
Series 2018 B, COP(i)	5.00%	12/01/2037	$12,695	$13,703,834
Series 2018 B, COP(i)	5.00%	12/01/2038	5,000	5,379,071
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(i)	5.85%	08/01/2031	925	926,941
Series 2001 A, RB(i)	6.00%	08/01/2041	2,070	2,114,874
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,012,060
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,124,541
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	960	978,040
Series 2013, RB	5.63%	09/01/2043	960	975,125
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,756,075
Series 2011, RB	5.88%	07/01/2042	2,600	2,608,618
Saugus Union School District Financing Authority; Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2049	1,250	1,183,699
Sebastopol Union School District;
Series 2020 A, GO Bonds	4.00%	08/01/2041	500	489,150
Series 2020 A, GO Bonds	5.00%	08/01/2049	2,535	2,708,164
Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	1,385	1,389,335
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	22,420	10,583,946
Series 2007 A, RB(f)	0.00%	06/01/2041	10,000	3,499,286
Series 2007 B, RB(f)	0.00%	06/01/2047	12,650	3,036,869
Series 2007 C, RB(f)	0.00%	06/01/2056	65,815	5,970,039
Simi Valley Unified School District; Series 2019 B, GO Bonds	4.00%	08/01/2048	2,000	1,908,374
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2028	3,480	2,880,967
Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2030	2,765	2,115,338
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,404,460
South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB	5.00%	08/15/2034	895	910,507
South San Francisco (City of), CA; Series 2022, RB	5.00%	09/01/2052	2,500	2,584,846
Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2022	470	471,665
Series 2007 A, RB	5.25%	11/01/2023	50	51,167
Series 2007 A, RB	5.25%	11/01/2026	250	267,229
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,437,177
Series 2007 A, RB	5.00%	11/01/2028	205	220,446
Series 2007 A, RB	5.00%	11/01/2029	165	177,981
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,241,234
Series 2014 A, RB	5.00%	07/01/2035	13,000	13,518,467
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(f)	0.00%	06/01/2046	3,000	473,214
Series 2019, Ref. RB	5.00%	06/01/2039	750	799,982
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,000	3,612,438
Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	1,800	1,797,748
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,000	1,077,195
Sulphur Springs Union School District; Series 2020, RB	4.00%	09/01/2050	1,225	1,064,170
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	3,325	3,153,778
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,205,543
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	1,012,610
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon
Industrial Complex Public Improvements); Series 2020, RB	4.00%	09/01/2050	4,750	4,199,223
Three Rivers Levee Improvement Authority;
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,033,872
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,600,552
Series 2021, Ref. RB	4.00%	09/01/2046	2,700	2,383,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(f)	0.00%	08/01/2034	$3,600	$2,069,699
Tracy (City of), CA Community Facilities District;
Series 2022, RB	5.00%	09/01/2042	1,905	1,965,161
Series 2022, RB	5.00%	09/01/2052	2,400	2,439,053
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2037	600	659,511
Series 2020 A, RB	5.00%	10/01/2040	1,000	1,073,537
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,056,181
Series 2020 A, RB	5.00%	10/01/2049	1,100	1,157,858
Series 2020 B, RB	5.00%	10/01/2035	250	266,889
Series 2020 B, RB	5.00%	10/01/2038	300	315,203
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	2,000	2,094,431
University of California;
Series 2016 AR, RB(e)	5.00%	05/15/2037	12,840	13,822,433
Series 2017 AV, RB	5.00%	05/15/2042	5,000	5,387,032
Series 2018 AZ, Ref. RB(d)(e)	5.00%	05/15/2043	16,000	17,370,190
Series 2018 AZ, Ref. RB	4.00%	05/15/2048	2,000	1,915,396
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,321,979
Series 2021 BH, Ref. RB	4.00%	05/15/2046	2,320	2,241,797
Series 2021 BH, Ref. RB	4.00%	05/15/2051	12,000	11,409,358
University of California (Limited); Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,235,037
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,064,485
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,115,009
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	667,786
Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	241,797
Series 2021 A, RB	4.00%	09/01/2045	165	147,895
Series 2021 A, RB	4.00%	09/01/2051	260	226,744
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,332,338
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	488,161
Vista Unified School District; Series 2019 A, GO Bonds	4.00%	08/01/2044	1,000	967,756
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2025	2,500	2,317,652
Series 2020 E, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	6,465	5,157,574
West Covina (City of), CA Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	485,006
West Patterson Financing Authority (Community Facilities District No. 2005-1);
Series 2021, RB	4.00%	09/01/2043	600	532,735
Series 2021, RB	4.00%	09/01/2046	745	649,864
Series 2021, RB	4.00%	09/01/2049	1,775	1,529,782
West Patterson Financing Authority (Community Facilities District No. 2015 1);
Series 2015, RB	5.25%	09/01/2035	610	636,125
Series 2015, RB	5.25%	09/01/2045	1,550	1,599,847
West Sacramento (City of), CA (Community Facilities District No. 29); Series 2019, RB	5.00%	09/01/2044	1,065	1,123,708
West Sacramento (City of), CA (Port Towne Infrastructure); Series 2019, RB	5.00%	09/01/2037	860	920,179
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,530,161
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2044	2,140	2,244,242
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2024	4,685	4,448,672
Yuba Community College District; Series 2017, Ref. GO Bonds	4.00%	08/01/2047	4,285	4,119,024
				1,974,495,600

Guam-0.82%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	993,341
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,721,249

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam-(continued)
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(b)(c)(i)	6.00%	10/01/2023	$715	$741,000
Series 2013 C, RB(b)(c)(i)	6.13%	10/01/2023	2,055	2,132,445
Series 2013 C, RB(b)(c)(i)	6.25%	10/01/2023	395	410,409
Series 2013 C, RB (INS - AGM)(a)(i)	6.00%	10/01/2034	285	293,148
Series 2013 C, RB(i)	6.25%	10/01/2034	605	621,937
Series 2013 C, RB (INS - AGM)(a)(i)	6.13%	10/01/2043	445	457,469
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,914,834
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	10/01/2022	570	571,155
Series 2012 A, Ref. RB(b)(c)	5.00%	10/01/2022	250	250,506
Series 2012 A, Ref. RB(b)(c)	5.00%	10/01/2022	320	320,648
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	765	782,267
Series 2020 A, RB	5.00%	01/01/2050	3,460	3,602,247
				15,812,655

Northern Mariana Islands-0.11%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(i)	6.25%	03/15/2028	785	760,181
Series 2005 A, RB(i)	5.50%	03/15/2031	1,550	1,443,856
				2,204,037

Puerto Rico-4.10%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	295	302,493
Series 2002, RB	5.50%	05/15/2039	8,655	8,790,229
Series 2002, RB	5.63%	05/15/2043	730	743,107
PRIFA Custodial Trust; Series 2005, RB(f)	0.00%	03/15/2049	94	47,974
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2024	278	256,736
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	1,069	608,439
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	464	470,938
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	925	954,924
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	972,991
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	971,479
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	961,147
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,621,768
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	686,609
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	574,320
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	761,008
Series 2022, RB	0.00%	11/01/2051	551	531,217
Subseries 2022, RN(f)	0.00%	11/01/2043	4,477	2,311,179
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	1,100	1,137,737
Series 2022 A, Ref. RB(h)	5.00%	07/01/2037	1,500	1,527,775
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB (Acquired 04/02/2013-04/22/2014; Cost $2,453,130)(j)(k)	5.00%	07/01/2042	4,000	3,250,000
Series 2012 A, RB (Acquired 04/03/2013; Cost $926,982)(j)(k)	5.05%	07/01/2042	1,000	810,000
Series 2013 A, RB (Acquired 05/19/2014-06/05/2014; Cost $5,024,121)(j)(k)	6.75%	07/01/2036	7,350	6,210,750
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB(j)	5.50%	07/01/2030	2,500	2,281,250
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(i)	6.63%	06/01/2026	6,055	6,273,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico-(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	$147	$137,934
Series 2018 A-1, RB(f)	0.00%	07/01/2027	1,524	1,278,178
Series 2018 A-1, RB(f)	0.00%	07/01/2031	1,616	1,119,533
Series 2018 A-1, RB(f)	0.00%	07/01/2033	11,974	7,473,472
Series 2018 A-1, RB	4.50%	07/01/2034	419	422,300
Series 2018 A-1, RB	4.55%	07/01/2040	342	341,998
Series 2018 A-1, RB(f)	0.00%	07/01/2046	8,788	2,516,824
Series 2018 A-1, RB(f)	0.00%	07/01/2051	13,879	2,959,960
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,400,319
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,248,388
Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,096,423
Series 2019 A-2, RB	4.54%	07/01/2053	65	59,992
Series 2019 A-2, RB	4.78%	07/01/2058	865	808,863
Series 2019 A-2B, RB	4.55%	07/01/2040	926	925,994
University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,135,728
				78,983,968

Virgin Islands-0.21%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(i)	5.00%	09/01/2029	1,645	1,587,395
Series 2014 A, Ref. RB(i)	5.00%	09/01/2033	1,500	1,402,039
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(h)	5.00%	09/01/2030	1,000	1,056,647

				4,046,081

Total Municipal Obligations (Cost $2,160,797,119)				2,075,542,341

U.S. Dollar Denominated Bonds & Notes-0.06%
California-0.06%
CalPlant I LLC;
Series 21A(h)	9.50%	10/12/2022	160	160,669
Series 21B(h)	9.50%	10/12/2022	605	607,529
Series 22A(h)(m)	9.50%	10/12/2022	330	330,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,095,000)				1,098,198

TOTAL INVESTMENTS IN SECURITIES(n) -107.89% (Cost $2,161,892,119)				2,076,640,539

FLOATING RATE NOTE OBLIGATIONS-(8.31)%
Notes with interest and fee rates ranging from 2.22% to 2.24% at 08/31/2022 and contractual maturities of collateral ranging from 05/15/2033 to 04/01/2056 (See Note 1K)(o)				(160,010,000)

OTHER ASSETS LESS LIABILITIES-0.42%				8,077,102

NET ASSETS-100.00%				$1,924,707,641

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco California Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $53,190,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)	Zero coupon bond issued at a discount.
(g)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $115,549,771, which represented 6.00% of the Fund’s Net Assets.

(i)	Security subject to the alternative minimum tax.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $15,302,600, which represented less than 1% of the Fund’s Net Assets.

(k)	Restricted security. The aggregate value of these securities at August 31, 2022 was $10,906,350, which represented less than 1% of the Fund’s Net Assets.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Build America Mutual Assurance Co.	5.01%

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Fund’s investments with a value of $240,659,216 are held by TOB Trusts and serve as collateral for the $160,010,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	80.72%

General Obligation Bonds	15.59

Pre-Refunded Bonds	3.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco California Municipal Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $2,161,892,119)	$2,076,640,539

Cash	19,005,663

Receivable for:
Investments sold	1,305,650

Fund shares sold	4,259,380

Interest	22,247,008

Investments matured, at value (Cost $2,161,645)	1,875,227

Investment for trustee deferred compensation and retirement plans	143,926

Other assets	291,625

Total assets	2,125,769,018

Liabilities:
Floating rate note obligations	160,010,000

Payable for:
Investments purchased	35,334,346

Dividends	2,675,380

Fund shares reacquired	1,864,417

Accrued fees to affiliates	801,347

Accrued interest expense	33,319

Accrued trustees’ and officers’ fees and benefits	53,577

Accrued other operating expenses	92,416

Trustee deferred compensation and retirement plans	196,575

Total liabilities	201,061,377

Net assets applicable to shares outstanding	$1,924,707,641

Net assets consist of:

Shares of beneficial interest	$2,304,198,482

Distributable earnings (loss)	(379,490,841)

$1,924,707,641

Net Assets:
Class A	$1,229,767,013

Class C	$111,708,080

Class Y	$582,167,255

Class R6	$1,065,293

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	153,319,633

Class C	13,994,984

Class Y	72,564,530

Class R6	132,368

Class A:
Net asset value per share	$8.02

Maximum offering price per share (Net asset value of $8.02 ÷ 95.75%)	$8.38

Class C:
Net asset value and offering price per share	$7.98

Class Y:
Net asset value and offering price per share	$8.02

Class R6:
Net asset value and offering price per share	$8.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco California Municipal Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:

Interest	$43,885,570

Expenses:
Advisory fees	4,044,064

Administrative services fees	143,485

Custodian fees	5,813

Distribution fees:
Class A	1,600,162

Class C	616,119

Interest, facilities and maintenance fees	2,717,444

Transfer agent fees – A, C and Y	747,181

Transfer agent fees – R6	98

Trustees’ and officers’ fees and benefits	16,028

Registration and filing fees	32,264

Reports to shareholders	9,112

Professional services fees	75,494

Taxes	37

Other	15,889

Total expenses	10,023,190

Less: Expense offset arrangement(s)	(365)

Net expenses	10,022,825

Net investment income	33,862,745

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	(37,301,174)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(175,934,241)

Net realized and unrealized gain (loss)	(213,235,415)

Net increase (decrease) in net assets resulting from operations	$(179,372,670)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco California Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31, 2022	February 28, 2022

Operations:
Net investment income	$33,862,745	$64,003,959

Net realized gain (loss)	(37,301,174)	1,420,277

Change in net unrealized appreciation (depreciation)	(175,934,241)	(53,632,776)

Net increase (decrease) in net assets resulting from operations	(179,372,670)	11,791,460

Distributions to shareholders from distributable earnings:
Class A	(21,326,982)	(44,892,395)

Class C	(1,548,567)	(3,545,904)

Class Y	(10,347,282)	(20,984,896)

Class R6	(22,463)	(20,209)

Total distributions from distributable earnings	(33,245,294)	(69,443,404)

Share transactions–net:
Class A	(84,222,386)	41,301,146

Class C	(19,018,207)	(5,933,605)

Class Y	(8,703,851)	122,195,805

Class R6	375,614	(2,630,248)

Net increase (decrease) in net assets resulting from share transactions	(111,568,830)	154,933,098

Net increase (decrease) in net assets	(324,186,794)	97,281,154

Net assets:
Beginning of period	2,248,894,435	2,151,613,281

End of period	$1,924,707,641	$2,248,894,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco California Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/22	$8.88	$0.14	$(0.86)	$(0.72)	$(0.14)	$8.02	(8.17)%	$1,229,767	1.03	%(d)	1.03	%(d)	0.75	%(d)	3.35	%(d)	18%
Year ended 02/28/22	9.09	0.26	(0.19)	0.07	(0.28)	8.88	0.69	1,449,851	0.84		0.84		0.75		2.78		11
Year ended 02/28/21	9.28	0.28	(0.18)	0.10	(0.29)	9.09	1.11	1,443,969	0.86		0.86		0.76		3.15		28
Seven months ended 02/29/20	8.87	0.17	0.41	0.58	(0.17)	9.28	6.63	1,061,154	0.93	(d)	0.93	(d)	0.76	(d)	3.18	(d)	11
Year ended 07/31/19	8.49	0.37	0.32	0.69	(0.31)	8.87	8.35	960,939	1.13		1.13		0.81		4.36		37
Year ended 07/31/18	8.49	0.36	(0.04)	0.32	(0.32)	8.49	3.95	789,596	1.06		1.06		0.85		4.26		22
Year ended 07/31/17	8.61	0.38	(0.09)	0.29	(0.41)	8.49	3.55	899,847	1.19		1.19		0.95		4.46		30
Class C
Six months ended 08/31/22	8.83	0.11	(0.86)	(0.75)	(0.10)	7.98	(8.46)	111,708	1.78	(d)	1.78	(d)	1.50	(d)	2.60	(d)	18
Year ended 02/28/22	9.04	0.19	(0.19)	0.00	(0.21)	8.83	(0.08)	144,067	1.59		1.59		1.50		2.03		11
Year ended 02/28/21	9.23	0.21	(0.18)	0.03	(0.22)	9.04	0.36	153,595	1.61		1.61		1.51		2.40		28
Seven months ended 02/29/20	8.83	0.13	0.40	0.53	(0.13)	9.23	6.08	193,922	1.69	(d)	1.69	(d)	1.52	(d)	2.42	(d)	11
Year ended 07/31/19	8.45	0.31	0.32	0.63	(0.25)	8.83	7.58	178,207	1.89		1.89		1.57		3.60		37
Year ended 07/31/18	8.45	0.29	(0.03)	0.26	(0.26)	8.45	3.18	206,268	1.82		1.82		1.61		3.50		22
Year ended 07/31/17	8.57	0.31	(0.08)	0.23	(0.35)	8.45	2.67	235,727	1.95		1.95		1.71		3.72		30
Class Y
Six months ended 08/31/22	8.88	0.15	(0.86)	(0.71)	(0.15)	8.02	(8.05)	582,167	0.78	(d)	0.78	(d)	0.50	(d)	3.60	(d)	18
Year ended 02/28/22	9.09	0.28	(0.19)	0.09	(0.30)	8.88	0.94	654,169	0.59		0.59		0.50		3.03		11
Year ended 02/28/21	9.28	0.31	(0.19)	0.12	(0.31)	9.09	1.36	550,591	0.61		0.61		0.51		3.40		28
Seven months ended 02/29/20	8.87	0.18	0.41	0.59	(0.18)	9.28	6.78	476,142	0.69	(d)	0.69	(d)	0.52	(d)	3.42	(d)	11
Year ended 07/31/19	8.49	0.40	0.31	0.71	(0.33)	8.87	8.61	397	0.88		0.88		0.56		4.60		37
Year ended 07/31/18	8.49	0.38	(0.04)	0.34	(0.34)	8.49	4.20	227,535	0.82		0.82		0.61		4.50		22
Year ended 07/31/17	8.61	0.39	(0.08)	0.31	(0.43)	8.49	3.80	235,031	0.94		0.94		0.70		4.63		30
Class R6
Six months ended 08/31/22	8.91	0.15	(0.86)	(0.71)	(0.15)	8.05	(7.99)	1,065	0.73	(d)	0.73	(d)	0.45	(d)	3.65	(d)	18
Year ended 02/28/22	9.10	0.30	(0.18)	0.12	(0.31)	8.91	1.22	807	0.42		0.42		0.33		3.20		11
Year ended 02/28/21	9.29	0.31	(0.19)	0.12	(0.31)	9.10	1.38	3,457	0.58		0.58		0.48		3.43		28
Seven months ended 02/29/20	8.88	0.18	0.42	0.60	(0.19)	9.29	6.83	933	0.71	(d)	0.71	(d)	0.54	(d)	3.40	(d)	11
Period ended 07/31/19(e)	8.80	0.08	0.06	0.14	(0.06)	8.88	1.62	10	0.84	(d)	0.84	(d)	0.52	(d)	4.64	(d)	37

(a)	Calculated using average shares outstanding.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $367,457,266 in connection with the acquisition of Invesco California Tax-Free Income Fund into the Fund.

(d)	Annualized.

(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco California Municipal Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek tax-free income.

    The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities generally normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities for which market quotations are not readily available and not representative of market value in Invesco Advisers, Inc.’s (the “Adviser” or “Invesco”) judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under

28	Invesco California Municipal Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

29	Invesco California Municipal Fund

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

During the period, the Fund experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $ 500 million	0.480%
Next $250 million	0.455%
Next $250 million	0.425%
Next $500 million	0.380%
Next $500 million	0.370%
Next $500 million	0.355%
Next $1.5 billion	0.350%
Over $4 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.40%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

30	Invesco California Municipal Fund

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $30,204 in front-end sales commissions from the sale of Class A shares and $51,400 and $11,084 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,075,542,341	$–	$2,075,542,341

U.S. Dollar Denominated Bonds & Notes	–	768,198	330,000	1,098,198

Total Investments in Securities	–	2,076,310,539	330,000	2,076,640,539

Other Investments - Assets

Investments Matured	–	1,875,227	–	1,875,227

Total Investments	$–	$2,078,185,766	$330,000	$2,078,515,766

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $365.

31	Invesco California Municipal Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2022, the Fund did not borrow under this agreement.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $148,159,286 and 2.92%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$54,184,160	$210,682,806	$264,866,966

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $375,082,397 and $432,449,120, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$41,010,786

Aggregate unrealized (depreciation) of investments	(130,538,161)

Net unrealized appreciation (depreciation) of investments	$(89,527,375)

    Cost of investments for tax purposes is $2,168,043,141.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	10,911,824	$89,787,530	24,642,948	$226,477,500

Class C	816,505	6,673,981	3,377,950	30,990,566

Class Y	27,861,360	229,774,380	33,910,841	312,365,642

Class R6	124,838	1,053,180	55,464	511,796

32	Invesco California Municipal Fund

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	1,358,648	$11,162,803	2,637,873	$24,220,617

Class C	115,068	940,595	232,762	2,126,358

Class Y	616,925	5,069,421	1,162,044	10,668,110

Class R6	1,555	12,764	435	3,977

Automatic conversion of Class C shares to Class A shares:
Class A	760,590	6,260,734	931,662	8,535,143

Class C	(764,293)	(6,260,734)	(936,162)	(8,535,143)

Reacquired:
Class A	(23,035,276)	(191,433,453)	(23,791,544)	(217,932,114)

Class C	(2,482,072)	(20,372,049)	(3,351,695)	(30,515,386)

Class Y	(29,588,400)	(243,547,652)	(21,976,178)	(200,837,947)

Class R6	(84,579)	(690,330)	(345,311)	(3,146,021)

Net increase (decrease) in share activity	(13,387,307)	$(111,568,830)	16,551,089	$154,933,098

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33	Invesco California Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have    been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$918.30	$4.98	$1,020.01	$5.24	1.03%
Class C	1,000.00	915.40	8.59	1,016.23	9.05	1.78
Class Y	1,000.00	919.50	3.77	1,021.27	3.97	0.78
Class R6	1,000.00	920.10	3.53	1,021.53	3.72	0.73

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

34	Invesco California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco California Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond California 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other

35	Invesco California Municipal Fund

performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

36	Invesco California Municipal Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROCAM-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco Environmental Focus Municipal Fund

Nasdaq:

A: OPAMX ∎ C: OPCMX ∎ Y: OPYMX ∎ R6: IOMUX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
21	Fund Expenses
22	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.82%
Class C Shares	-9.18
Class Y Shares	-8.78
Class R6 Shares	-8.69
S&P Municipal Bond Index▼ (Broad Market Index)	-5.44
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	-7.11

Source(s): ▼RIMES Technologies Corp.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Environmental Focus Municipal Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges

Class A Shares
Inception (11/7/06)	3.03%
10 Years	2.09
5 Years	0.60
1 Year	-15.97

Class C Shares
Inception (11/7/06)	2.91%
10 Years	1.96
5 Years	0.83
1 Year	-13.74

Class Y Shares
Inception (7/29/11)	3.78%
10 Years	2.67
5 Years	1.67
1 Year	-12.08

Class R6 Shares
10 Years	2.64%
5 Years	1.68
1 Year	-12.06

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Municipal Fund. The Fund was subsequently renamed the Invesco Environmental Focus Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Environmental Focus Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Environmental Focus Municipal Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.77%

Arizona–1.90%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$100	$ 103,320
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,077,698
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	1,000	795,649
				1,976,667

Arkansas–1.43%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(a)(b)	5.45%	09/01/2052	1,500	1,484,690

California–12.58%
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(c)	4.00%	08/01/2031	2,750	2,775,998
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,000	1,018,726
California (State of) Municipal Finance Authority (Sustainability Bonds); Series 2021, RB(a)	4.00%	11/01/2036	1,625	1,530,357
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(a)	5.00%	11/21/2045	1,650	1,631,995
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(a)	2.38%	11/15/2028	510	466,441
Series 2021, RB(a)	5.00%	11/15/2046	1,250	1,158,950
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(b)	5.25%	05/15/2047	2,000	2,155,213
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB	4.00%	12/01/2046	1,300	1,275,991
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	1,000	1,056,181
				13,069,852

Colorado–1.66%
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2020 A, Ref. RB	4.00%	07/15/2035	1,250	1,225,072
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	500	502,238
				1,727,310

Connecticut–0.97%
Connecticut (State of); Series 2020 A, GO Bonds	4.00%	01/15/2036	1,000	1,009,091

District of Columbia–5.36%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	08/31/2034	2,500	2,744,707
District of Columbia Water & Sewer Authority; Series 2018 B, RB	5.00%	10/01/2049	2,625	2,825,360
				5,570,067

Florida–6.17%
Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2045	1,000	969,336
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(a)	4.00%	06/15/2051	1,000	737,185
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(b)	7.38%	01/01/2049	1,000	953,936
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	99,849
Miami-Dade (County of), FL; Series 2021, RB	4.00%	10/01/2046	2,000	1,829,439
Miami-Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital); Series 2021 A, Ref. RB	4.00%	08/01/2046	2,000	1,821,816
				6,411,561

Georgia–2.21%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,277,205
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	100	96,934
Series 2018 A, RB	6.00%	12/01/2038	115	110,606
Series 2018 A, RB	6.25%	12/01/2048	285	269,887
Series 2018 A, RB	6.50%	12/01/2053	165	158,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	$250	$ 216,221
Series 2018 A-2, RB(c)	5.50%	12/01/2028	175	161,461
				2,291,133

Illinois–5.35%
Chicago (City of), IL; Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	1,000	1,053,787
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2046	1,500	1,426,838
Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	1,000	1,064,337
Series 2022 A, Ref. RB	5.00%	12/01/2052	1,000	1,066,785
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(d)	4.00%	01/01/2040	1,000	944,940
				5,556,687

Indiana–0.97%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,000	1,005,846

Iowa–0.09%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	97,173

Kentucky–0.96%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(a)(b)	4.45%	01/01/2042	1,000	992,258

Louisiana–4.28%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC); Series 2021 B, Ref. RB	2.50%	04/01/2036	2,000	1,599,438
New Orleans (City of), LA;
Series 2020 B, RB	5.00%	06/01/2045	1,500	1,617,774
Series 2020 B, RB	4.00%	06/01/2050	1,300	1,223,987
				4,441,199

Maryland–4.14%
Maryland (State of) Stadium Authority (Baltimore (City of), MD Public Schools) (Green Bonds); Series 2020, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	1,000	1,094,048
Maryland Economic Development Corp. (Purple Line) (Green Bonds);
Series 2022 A, RB(b)	5.00%	11/12/2028	1,000	1,065,371
Series 2022 B, RB(b)	5.25%	06/30/2047	2,000	2,137,193
				4,296,612

Massachusetts–3.39%
Massachusetts (Commonwealth of) Development Finance Agency; Series 2007, RB	4.50%	09/01/2036	5	5,008
Massachusetts (Commonwealth of) Housing Finance Agency (Sustainability Bonds); Series 2020 D-1, RB	2.65%	12/01/2055	2,000	1,325,484
Massachusetts (Commonwealth of) Transportation Fund (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	2,000	2,192,145
				3,522,637

Minnesota–10.12%
Anoka (County of), MN Housing & Redevelopment Authority (Woodland Park Apartments); Series 2011 A, RB	5.00%	04/01/2027	1,000	1,001,564
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,007,174
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	150	146,809
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB (Acquired 08/06/2015-01/18/2019; Cost $2,301,580)(e)	6.00%	08/01/2035	2,300	1,846,687
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB	5.38%	10/01/2044	500	367,675
International Falls (City of), MN; Series 1999, Ref. RB(b)	6.85%	12/01/2029	115	115,633
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	246,623
Maplewood (City of), MN (VOA Care Centers); Series 2005 A, Ref. RB	5.38%	10/01/2024	275	265,290
Minneapolis & St. Paul (Cities of), MN Housing Finance Board; Series 2007 A-2, RB (CEP - GNMA)(b)	5.52%	03/01/2041	5	5,003
Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,062,410
Ramsey (City of), MN (Pact Charter School); Series 2013 A, Ref. RB	5.50%	12/01/2033	1,000	1,001,221
St. Louis (City of), MN Park Economic Development Authority (Hoigaard Village); Series 2010, RB	5.00%	02/01/2023	50	49,996
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	233	214,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (University at Westgate Station); Series 2015 B, RB	5.25%	04/01/2043	$500	$ 467,178
St. Paul (City of), MN Port Authority; Series 2007 1, RB	5.00%	08/01/2036	1,310	1,310,803
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(b)	5.38%	02/01/2032	900	899,960
Series 2007, RB(b)	5.50%	02/01/2042	510	500,434
				10,508,654

Missouri–1.39%
Boone (County of), MO (Boone Hospital Center); Series 2016, Ref. RB	5.00%	08/01/2031	900	930,933
Missouri (State of) Health & Educational Facilities Authority (Maryville University of St. Louis); Series 2019 A, RB	5.00%	06/15/2045	500	514,384
				1,445,317

New Hampshire–0.82%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(c)	3.75%	07/02/2040	1,000	855,692

New Jersey–3.76%
New Jersey (State of) Economic Development Authority; Series 2020, RB	4.00%	11/01/2038	1,000	966,210
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	6.50%	11/01/2052	100	107,317
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	83	89,510
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	4.00%	07/01/2050	3,000	2,739,399
				3,902,436

New Mexico–1.55%
Farmington (City of), NM (San Juan and Four Corners); Series 2016 B, Ref. RB	2.15%	04/01/2033	2,000	1,612,052

New York–17.65%
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2044	1,000	963,181
Metropolitan Transportation Authority; Series 2014 B, RB	5.00%	11/15/2044	2,000	2,028,625
Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,021,705
New York (City of), NY;
Series 2018 E-1, GO Bonds	4.00%	03/01/2042	1,000	971,453
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	2,240	2,142,320
New York (State of) Dormitory Authority; Series 2020 A, RB	4.00%	07/01/2053	1,000	913,408
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB	4.00%	09/01/2045	1,500	1,272,885
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2019 P, RB	3.05%	11/01/2049	1,000	764,488
New York (State of) Power Authority (Green Transmission); Series 2022, RB (INS - AGM)(d)	4.00%	11/15/2047	1,000	963,406
New York (State of) Thruway Authority (Bidding Group 1); Series 2022 C, RB	5.00%	03/15/2055	1,000	1,073,152
New York City Housing Development Corp. (Sustainable Development); Series 2020 A-1-C, RB	2.80%	11/01/2045	1,000	748,787
New York City Housing Development Corp. (Sustainable Neighborhood); Series 2019 G-1-B, Ref. RB	3.00%	11/01/2044	805	646,826
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB (INS - AGM)(d)	2.75%	11/15/2041	1,000	787,052
Series 2021 A, Ref. RB	2.88%	11/15/2046	1,000	738,736
Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2047	1,000	1,081,994
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2022 A, RB	5.25%	05/15/2052	2,000	2,212,366
				18,330,384

Ohio–0.97%
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	1,006,843

Oregon–1.61%
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2021, Ref. RB	4.00%	12/01/2051	2,000	1,672,715

Pennsylvania–3.50%
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	1,500	1,413,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	4.00%	04/01/2050	$2,415	$2,218,009

				3,631,977

Tennessee–0.10%
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	103,127

Texas–0.60%
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	100	102,061

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.13%	08/15/2048	500	518,859

				620,920

Virginia–0.96%
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2055	1,000	1,001,544

Washington–4.70%
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	2,000	2,026,790

Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	2,745	2,849,068

				4,875,858

Wisconsin–3.58%
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,255,218

Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2058	100	105,398

Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	09/30/2051	2,540	2,068,213

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	99,543

Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(a)	5.38%	06/01/2044	100	96,330

Series 2019 A, RB(a)	5.50%	06/01/2054	100	95,382

				3,720,084

TOTAL INVESTMENTS IN SECURITIES(f)–102.77% (Cost $111,645,011)				106,740,386

BORROWINGS–(2.89)%				(3,000,000)

OTHER ASSETS LESS LIABILITIES–0.12%				121,679

NET ASSETS–100.00%				$103,862,065

Investment Abbreviations:

AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
GNMA	- Government National Mortgage Association
GO	- General Obligation
INS	- Insurer
MTA	- Moving Treasury Average
RB	- Revenue Bonds
Ref.	- Refunding

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $13,620,860, which represented 13.11% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Restricted security. The value of this security at August 31, 2022 represented 1.78% of the Fund’s Net Assets.
(f)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Environmental Focus Municipal Fund

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	58	December-2022	$(6,780,563)	$55,281	$55,281

(a)	Futures contracts collateralized by $110,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	92.46%
General Obligation Bonds	7.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Environmental Focus Municipal Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $111,645,011)	$106,740,386

Other investments:
Variation margin receivable – futures contracts	10,011

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	110,000

Cash	659,320

Receivable for:
Investments sold	934,495

Fund shares sold	36,388

Interest	1,141,923

Investment for trustee deferred compensation and retirement plans	20,207

Other assets	60,370

Total assets	109,713,100

Liabilities:
Payable for:
Borrowings	3,000,000

Investments purchased	2,523,800

Dividends	95,951

Fund shares reacquired	111,402

Accrued fees to affiliates	47,988

Accrued interest expense	6,516

Accrued trustees’ and officers’ fees and benefits	1,619

Accrued other operating expenses	43,552

Trustee deferred compensation and retirement plans	20,207

Total liabilities	5,851,035

Net assets applicable to shares outstanding	$103,862,065

Net assets consist of:
Shares of beneficial interest	$116,059,742

Distributable earnings (loss)	(12,197,677)

$103,862,065

Net Assets:
Class A	$64,550,353

Class C	$6,679,968

Class Y	$30,669,021

Class R6	$1,962,723

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	5,599,156

Class C	579,887

Class Y	2,661,116

Class R6	170,229

Class A:
Net asset value per share	$11.53

Maximum offering price per share (Net asset value of $11.53 ÷ 95.75%)	$12.04

Class C:
Net asset value and offering price per share	$11.52

Class Y:
Net asset value and offering price per share	$11.52

Class R6:
Net asset value and offering price per share	$11.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Environmental Focus Municipal Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$2,157,472

Expenses:
Advisory fees	220,340

Administrative services fees	8,171

Custodian fees	1,445

Distribution fees:
Class A	88,785

Class C	38,974

Interest, facilities and maintenance fees	29,331

Transfer agent fees – A, C and Y	49,712

Transfer agent fees – R6	128

Trustees’ and officers’ fees and benefits	8,104

Registration and filing fees	27,681

Reports to shareholders	4,810

Professional services fees	31,512

Other	5,221

Total expenses	514,214

Less: Fees waived and/or expenses reimbursed	(99,753)

Net expenses	414,461

Net investment income	1,743,011

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(534,470))	(7,880,766)

Futures contracts	247,754

(7,633,012)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,188,272)

Futures contracts	58,406

(5,129,866)

Net realized and unrealized gain (loss)	(12,762,878)

Net increase (decrease) in net assets resulting from operations	$(11,019,867)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Environmental Focus Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31, 2022	February 28, 2022

Operations:
Net investment income	$1,743,011	$3,106,311

Net realized gain (loss)	(7,633,012)	612,818

Change in net unrealized appreciation (depreciation)	(5,129,866)	(3,615,839)

Net increase (decrease) in net assets resulting from operations	(11,019,867)	103,290

Distributions to shareholders from distributable earnings:
Class A	(908,911)	(4,937,949)

Class C	(69,308)	(569,669)

Class Y	(473,161)	(2,591,963)

Class R6	(22,134)	(3,704)

Total distributions from distributable earnings	(1,473,514)	(8,103,285)

Share transactions–net:
Class A	(9,353,497)	(2,446,422)

Class C	(2,101,504)	(3,729,052)

Class Y	(5,135,491)	(976,542)

Class R6	1,268,109	834,197

Net increase (decrease) in net assets resulting from share transactions	(15,322,383)	(6,317,819)

Net increase (decrease) in net assets	(27,815,764)	(14,317,814)

Net assets:
Beginning of period	131,677,829	145,995,643

End of period	$103,862,065	$131,677,829

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Environmental Focus Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/22	$12.81	$0.18	$(1.31)	$(1.13)	$(0.15)	$-	$(0.15)	$11.53	(8.82)%	$64,550	0.74	%(d)	0.92	%(d)	0.70	%(d)	3.04	%(d)	72%
Year ended 02/28/22	13.56	0.29	(0.28)	0.01	(0.30)	(0.46)	(0.76)	12.81	(0.14)	81,812	0.74		0.90		0.70		2.11		46
Year ended 02/28/21	13.87	0.36	(0.30)	0.06	(0.37)	-	(0.37)	13.56	0.46	89,194	0.75		0.95		0.70		2.69		63
Eleven months ended 02/29/20	13.09	0.33	0.88	1.21	(0.43)	-	(0.43)	13.87	9.36	81,165	0.86	(d)	0.92	(d)	0.76	(d)	2.65	(d)	14
Year ended 03/31/19	12.68	0.48	0.40	0.88	(0.47)	-	(0.47)	13.09	7.12	54,800	0.99		1.19		0.95		3.76		79
Year ended 03/31/18	12.71	0.45	(0.01)	0.44	(0.47)	-	(0.47)	12.68	3.49	60,899	0.98		1.13		0.95		3.49		9
Year ended 03/31/17	13.12	0.49	(0.43)	0.06	(0.47)	-	(0.47)	12.71	0.37	73,607	0.96		1.16		1.00		3.73		12
Class C
Six months ended 08/31/22	12.80	0.14	(1.31)	(1.17)	(0.11)	-	(0.11)	11.52	(9.18)	6,680	1.49	(d)	1.67	(d)	1.45	(d)	2.29	(d)	72
Year ended 02/28/22	13.56	0.20	(0.29)	(0.09)	(0.21)	(0.46)	(0.67)	12.80	(0.87)	9,678	1.42		1.65		1.38		1.43		46
Year ended 02/28/21	13.86	0.28	(0.29)	(0.01)	(0.29)	-	(0.29)	13.56	(0.01)	13,982	1.30		1.70		1.25		2.14		63
Eleven months ended 02/29/20	13.08	0.26	0.87	1.13	(0.35)	-	(0.35)	13.86	8.77	26,381	1.62	(d)	1.68	(d)	1.31	(d)	2.10	(d)	14
Year ended 03/31/19	12.66	0.39	0.41	0.80	(0.38)	-	(0.38)	13.08	6.47	25,961	1.75		1.95		1.62		3.10		79
Year ended 03/31/18	12.70	0.35	(0.02)	0.33	(0.37)	-	(0.37)	12.66	2.65	29,457	1.73		1.88		1.70		2.73		9
Year ended 03/31/17	13.11	0.39	(0.43)	(0.04)	(0.37)	-	(0.37)	12.70	(0.38)	33,510	1.73		1.93		1.75		2.99		12
Class Y
Six months ended 08/31/22	12.80	0.20	(1.31)	(1.11)	(0.17)	-	(0.17)	11.52	(8.71)	30,669	0.49	(d)	0.67	(d)	0.45	(d)	3.29	(d)	72
Year ended 02/28/22	13.56	0.32	(0.29)	0.03	(0.33)	(0.46)	(0.79)	12.80	0.03	39,370	0.49		0.65		0.45		2.36		46
Year ended 02/28/21	13.86	0.39	(0.29)	0.10	(0.40)	-	(0.40)	13.56	0.78	42,810	0.50		0.70		0.45		2.94		63
Eleven months ended 02/29/20	13.09	0.36	0.87	1.23	(0.46)	-	(0.46)	13.86	9.54	46,639	0.62	(d)	0.68	(d)	0.51	(d)	2.91	(d)	14
Year ended 03/31/19	12.68	0.49	0.41	0.90	(0.49)	-	(0.49)	13.09	7.26	26,214	0.74		0.94		0.82		3.89		79
Year ended 03/31/18	12.71	0.45	(0.00)	0.45	(0.48)	-	(0.48)	12.68	3.57	27,590	0.72		0.87		0.87		3.55		9
Year ended 03/31/17	13.12	0.50	(0.43)	0.07	(0.48)	-	(0.48)	12.71	0.45	21,199	0.73		0.93		0.93		3.81		12
Class R6
Six months ended 08/31/22	12.81	0.19	(1.30)	(1.11)	(0.17)	-	(0.17)	11.53	(8.69)	1,963	0.49	(d)	0.60	(d)	0.45	(d)	3.29	(d)	72
Year ended 02/28/22	13.57	0.30	(0.26)	0.04	(0.34)	(0.46)	(0.80)	12.81	0.09	817	0.49		0.57		0.45		2.36		46
Year ended 02/28/21	13.87	0.41	(0.30)	0.11	(0.41)	-	(0.41)	13.57	0.88	10	0.40		0.71		0.35		3.04		63
Period ended 02/29/20(e)	13.29	0.31	0.66	0.97	(0.39)	-	(0.39)	13.87	7.42	10	0.57	(d)	0.63	(d)	0.41	(d)	3.00	(d)	14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Environmental Focus Municipal Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Environmental Focus Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are

14	Invesco Environmental Focus Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

H.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the

15	Invesco Environmental Focus Municipal Fund

necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Other Risks – During the period, the Fund experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Because the Fund evaluates environmental focus factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The issuers that are deemed appropriate to meet the Fund’s standards for high potential positive environmental impact based on the Adviser’s proprietary process to evaluate municipal securities in different sectors based on pre-determined environmental and sustainability factors may underperform similar issuers that do not meet the Fund’s standards or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not focus on investing in issuers with high potential for positive environmental impact or funds that use a different environmental focus investment process or methodology. Information used by the Fund to evaluate environmental factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its investment process, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of an issuer’s high potential positive environmental impact may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable environmental focus characteristics if different metrics were used to evaluate them.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

16	Invesco Environmental Focus Municipal Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 500 million	0.400%

Next $ 500 million	0.350%

Next $ 500 million	0.300%

Over $1.5 billion	0.280%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.39%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.70%, 1.45%, 0.45% and 0.45%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended August 31, 2022, the Adviser waived advisory fees of $49,913 and reimbursed class level expenses of $31,425, $3,433, $14,854 and $128 of Class A, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $2,390 and $665 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

17	Invesco Environmental Focus Municipal Fund

    The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$106,740,386	$–	$106,740,386

Other Investments - Assets*

Futures Contracts	55,281	–	–	55,281

Total Investments	$55,281	$106,740,386	$–	$106,795,667

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2022:

Value
Interest
Derivative Assets	Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$55,281

Derivatives not subject to master netting agreements	(55,281)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Interest
Rate Risk

Realized Gain:
Futures contracts	$247,754

Change in Net Unrealized Appreciation:
Futures contracts	58,406

Total	$306,160

    The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$4,947,870

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2022, the Fund engaged in securities purchases of $20,621,855 and securities sales of $33,819,074, which resulted in net realized gains (losses) of $(534,470).

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

18	Invesco Environmental Focus Municipal Fund

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

    During the six months ended August 31, 2022, the average daily balance of borrowing under the revolving credit and security agreement was $3,952 with an average interest rate of 2.28%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $214,286 and 2.08%, respectively.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of February 28, 2022.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $74,607,950 and $79,848,752, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,457,027

Aggregate unrealized (depreciation) of investments	(6,094,244)

Net unrealized appreciation (depreciation) of investments	$(4,637,217)

    Cost of investments for tax purposes is $111,432,884.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2022(a)		February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	562,517	$6,615,424	811,975	$11,138,286

Class C	9,545	114,918	46,272	638,621

Class Y	904,159	10,527,396	680,339	9,297,103

Class R6	112,058	1,333,881	62,839	831,506

Issued as reinvestment of dividends:
Class A	48,520	574,484	271,319	3,655,261

Class C	4,450	52,663	35,889	483,120

Class Y	21,622	255,816	127,516	1,718,444

Class R6	1,806	21,281	237	3,080

Automatic conversion of Class C shares to Class A shares:
Class A	81,847	977,235	185,528	2,523,247

Class C	(81,914)	(977,235)	(185,674)	(2,523,247)

19	Invesco Environmental Focus Municipal Fund

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2022(a)		February 28, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,481,215)	$(17,520,640)	(1,456,709)	$(19,763,216)

Class C	(108,453)	(1,291,850)	(171,508)	(2,327,546)

Class Y	(1,339,305)	(15,918,703)	(889,909)	(11,992,089)

Class R6	(7,432)	(87,053)	(31)	(389)

Net increase (decrease) in share activity	(1,271,795)	$(15,322,383)	(481,917)	$(6,317,819)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20	Invesco Environmental Focus Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$911.80	$3.57	$1,021.48	$3.77	0.74%
Class C	1,000.00	908.20	7.17	1,017.69	7.58	1.49
Class Y	1,000.00	912.20	2.36	1,022.74	2.50	0.49
Class R6	1,000.00	913.10	2.36	1,022.74	2.50	0.49

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

21	Invesco Environmental Focus Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Environmental Focus Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board further considered that the Fund changed it strategy to incorporate consideration of environmental criteria effective September 4, 2020, and that performance prior to

22	Invesco Environmental Focus Municipal Fund

that date is that of the Fund using its previous investment strategy, which did not apply environmental criteria. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the

Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

23	Invesco Environmental Focus Municipal Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-MUNI-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco High Yield Municipal Fund

Nasdaq:

A: ACTHX ∎ C: ACTFX ∎ Y: ACTDX ∎ R5: ACTNX ∎ R6: ACTSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
41	Financial Statements
45	Financial Highlights
46	Notes to Financial Statements
53	Fund Expenses
54	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.19%
Class C Shares	-8.55
Class Y Shares	-8.05
Class R5 Shares	-8.10
Class R6 Shares	-8.06
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	-7.00
Custom Invesco High Yield Municipal Index∎ (Style-Specific Index)	-6.66
Lipper High Yield Municipal Debt Funds Index◆ (Peer Group Index)	-8.07

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment-grade.

    The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index. The S&P Municipal Bond Investment Grade Index is considered representative of investment-grade US municipal bonds.

    The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco High Yield Municipal Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	5.41%
10 Years	3.20
5 Years	1.03
1 Year	-15.05

Class C Shares
Inception (12/10/93)	4.72%
10 Years	3.04
5 Years	1.16
1 Year	-12.70

Class Y Shares
Inception (3/1/06)	4.31%
10 Years	3.91
5 Years	2.17
1 Year	-10.90

Class R5 Shares
Inception (4/30/12)	4.22%
10 Years	3.88
5 Years	2.15
1 Year	-11.05

Class R6 Shares
10 Years	3.82%
5 Years	2.24
1 Year	-10.90

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund (renamed Invesco High Yield Municipal Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on April 30, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had fees not been waived and/or expenses reimbursed currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco High Yield Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco High Yield Municipal Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–112.45%(a)
Alabama–3.49%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$8,650	$8,332,684
Birmingham (City of), AL Water Works Board; Series 2015 A, RB(b)(c)(d)	5.00%	01/01/2025	12,750	13,505,514
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(e)	5.75%	10/01/2049	8,500	8,850,122
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(f)(g)	5.50%	01/01/2028	1,390	882,650
Series 2007, RB (Acquired 04/27/2007-03/25/2019; Cost $18,675,698)(f)(g)	5.50%	01/01/2043	21,290	13,519,150
Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(f)(g)	6.88%	01/01/2043	4,470	2,838,450
Series 2011 A, RB (Acquired 09/20/2011; Cost $2,561,987)(f)(g)	7.50%	01/01/2047	2,600	1,651,000
Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(f)(g)	5.63%	01/01/2042	6,575	4,175,125
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(h)(i)	6.50%	10/01/2038	7,000	7,131,566
Series 2013 C, Revenue Wts. (INS - AGM)(h)(i)	6.60%	10/01/2042	11,700	11,913,466
Series 2013 F, Revenue Wts.(h)	7.50%	10/01/2039	27,640	28,086,361
Series 2013 F, Revenue Wts.(h)	7.75%	10/01/2046	95,055	96,543,940
Series 2013 F, Revenue Wts.(h)	7.90%	10/01/2050	64,150	65,146,051
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	2,395	2,558,049
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR(j)	4.50%	05/01/2032	11,412	10,443,994
Series 2019 A, Ref. IDR(j)	5.25%	05/01/2044	22,300	20,411,199
				295,989,321

Alaska–0.34%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB	5.50%	10/01/2046	505	556,311
Series 2017 A, RB(d)	5.50%	10/01/2046	22,000	24,235,350
Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(k)	0.00%	06/01/2066	31,303	3,830,658
				28,622,319

American Samoa–0.18%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	15,410,646

Arizona–2.76%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(j)	5.00%	07/01/2049	1,000	988,281
Series 2022, RB(j)	5.25%	07/01/2052	500	505,320
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(j)	6.00%	07/01/2037	13,845	14,681,166
Series 2017, Ref. RB(j)	6.00%	07/01/2047	19,660	20,642,178
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(j)	5.13%	07/01/2037	1,180	1,206,444
Series 2017 A, Ref. RB(j)	5.38%	07/01/2050	6,000	6,116,887
Series 2017 D, Ref. RB(j)	5.00%	07/01/2051	3,300	3,309,598
Series 2017 G, Ref. RB(j)	5.00%	07/01/2037	1,105	1,127,238
Series 2017 G, Ref. RB(j)	5.00%	07/01/2051	1,000	1,002,908
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019 A, IDR(j)	5.00%	07/15/2039	2,650	2,661,203
Arizona (State of) Industrial Development Authority (Doral Academy of Northern Nevada);
Series 2021 A, Ref. RB(j)	4.00%	07/15/2051	1,000	805,070
Series 2021 A, Ref. RB(j)	4.00%	07/15/2056	950	746,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Great Lakes Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2043	$3,250	$2,342,189
Series 2019 A, RB	4.50%	01/01/2049	6,175	3,934,572
Series 2019 A, RB	5.00%	01/01/2054	1,250	843,499
Series 2019 B, RB	5.00%	01/01/2034	1,730	1,294,824
Series 2019 B, RB	5.00%	01/01/2035	1,820	1,338,877
Series 2019 B, RB	5.00%	01/01/2049	4,050	2,568,176
Series 2019 B, RB	5.13%	01/01/2054	1,125	704,433
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(j)	5.70%	07/01/2047	9,730	10,087,463
Series 2016, RB(j)	5.80%	07/01/2052	4,920	5,109,089
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(j)	5.00%	07/01/2054	6,210	5,719,203
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(j)	5.00%	06/01/2031	6,000	6,142,502
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(j)	5.25%	12/15/2038	1,015	1,048,698
Series 2018 A, RB(j)	5.50%	12/15/2048	2,265	2,341,532
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB(d)	4.00%	02/01/2050	15,285	13,967,568
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(j)	5.00%	12/15/2049	500	500,652
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	14,170	14,705,243
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,318,422
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,881,713
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,387,204
Series 2017, Ref. RB	5.00%	11/15/2045	9,390	8,482,004
Series 2018, RB	5.00%	11/15/2053	5,970	5,253,273
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(j)	5.00%	07/01/2054	950	949,934
Series 2021, RB(j)	4.00%	07/01/2051	1,740	1,448,460
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(j)	5.00%	07/01/2036	2,475	2,488,530
Series 2016, Ref. RB(j)	5.00%	07/01/2047	1,525	1,501,443
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 3,667,913)(g)	5.50%	11/15/2034	3,695	3,236,490
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 6,015,000)(g)	5.75%	11/15/2040	6,015	5,104,802
Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(j)	5.00%	07/01/2045	3,515	3,534,091
Series 2016 A, Ref. RB(j)	5.00%	07/01/2046	2,125	2,135,425
Series 2016 A, Ref. RB(j)	5.00%	07/01/2046	1,650	1,658,095
Phoenix (City of), AZ Industrial Development Authority (Choice Academies, Inc.); Series 2012, RB	5.63%	09/01/2042	2,850	2,850,000
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(j)	6.75%	07/01/2044	5,250	5,523,873
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(j)	9.50%	04/01/2052	7,900	7,345,898
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,250	1,232,319
Series 2006, RB	5.80%	12/01/2036	4,385	4,048,480
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(j)	5.38%	06/15/2035	2,370	2,410,882
Series 2015, Ref. RB(j)	5.63%	06/15/2045	3,500	3,555,942
Series 2019, Ref. RB(j)	5.00%	06/15/2052	5,050	4,839,381
Series 2022, Ref. RB(j)	4.00%	06/15/2051	7,500	5,928,529
Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(j)	5.50%	05/01/2040	1,125	1,090,323
Series 2020, Ref. RB(j)	5.75%	05/01/2050	5,000	4,864,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	$3,000	$3,104,745
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(j)	5.00%	07/01/2049	1,500	1,409,318
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(j)	7.00%	07/01/2045	3,152	3,130,398
Series 2016 B, Ref. RB(l)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(l)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(j)	7.00%	09/01/2037	3,227	3,228,385
Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB(j)	7.13%	07/01/2027	350	349,962
Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	96	95,532
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(j)	6.13%	10/01/2047	2,800	2,664,117
Series 2017 A, RB(j)	6.13%	10/01/2052	2,800	2,637,293
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, RB(b)(c)(j)	5.75%	07/01/2023	3,000	3,080,785
Series 2013, RB(b)(c)(j)	6.00%	07/01/2023	3,625	3,729,407
				234,385,752

Arkansas–0.26%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(e)(j)	4.50%	09/01/2049	15,000	13,812,061
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(e)(j)	5.45%	09/01/2052	8,000	7,918,344
				21,730,405

California–11.30%
Antelope Valley Community College District; Series 2020 B, GO Bonds (INS - AGM)(i)	3.00%	08/01/2050	10,000	7,596,142
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(d)(m)	5.00%	04/01/2056	21,000	23,353,021
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	940,416
Series 2020 B-2, Ref. RB(k)	0.00%	06/01/2055	12,780	2,350,039
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(k)	0.00%	06/01/2046	25,000	6,197,960
California (State of);
Series 2020, GO Bonds (INS - BAM)(i)	3.00%	03/01/2046	8,195	6,577,486
Series 2020, GO Bonds (INS - BAM)(i)	3.00%	03/01/2050	4,000	3,135,493
Series 2021, GO Bonds	3.00%	12/01/2046	2,000	1,595,890
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(d)	5.25%	04/01/2040	8,745	10,598,428
Series 2013, RB(d)	5.00%	10/01/2032	6,255	7,515,508
Series 2014 U-6, RB(d)	5.00%	05/01/2045	15,000	17,746,308
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.25%	10/01/2055	2,500	2,895,874
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(d)	5.00%	11/01/2047	10,000	11,382,484
California (State of) Health Facilities Financing Authority (Lucile Salter Packard); Series 2022, Ref. RB	4.00%	05/15/2051	15,000	14,089,579
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(j)	5.00%	01/01/2056	1,000	951,724
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,500	1,518,228
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(j)	5.00%	11/01/2036	1,500	1,555,764
Series 2016 A, RB(j)	5.00%	11/01/2046	1,500	1,542,434
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(j)	6.63%	01/01/2032	960	960,040
Series 2012, RB(j)	6.88%	01/01/2042	1,465	1,456,508
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(i)	5.00%	05/15/2052	1,375	1,418,239
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(e)	4.00%	07/15/2029	10,960	10,861,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Finance Authority;
Series 2012, RB(e)(j)	5.00%	07/01/2037	$13,500	$13,531,865
Series 2012, RB(e)(j)	5.00%	11/21/2045	20,710	20,739,112
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/26/2017; Cost $9,847,500)(e)(f)(g)(j)	7.00%	12/01/2027	9,925	992,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(j)	5.00%	11/21/2045	3,000	2,967,263
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(j)	5.00%	11/15/2036	1,000	975,113
Series 2021, RB(j)	5.00%	11/15/2046	750	695,370
Series 2021, RB(j)	5.00%	11/15/2051	2,985	2,724,687
Series 2021, RB(j)	5.00%	11/15/2056	915	821,510
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(j)	5.00%	06/15/2050	1,540	1,483,920
Series 2020 A, RB(j)	5.00%	06/15/2055	1,030	982,108
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,547,256
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	10,392,270
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,055,003
California (State of) School Finance Authority (Aspire Public School);
Series 2016, Ref. RB(b)(c)(j)	5.00%	08/01/2025	215	230,662
Series 2016, Ref. RB(j)	5.00%	08/01/2046	2,285	2,311,380
California (State of) School Finance Authority (New Designs Charter School);
Series 2012, RB	5.50%	06/01/2042	5,000	5,003,555
Series 2019 A, RB(j)	5.00%	06/01/2040	750	755,296
Series 2019 A, RB(j)	5.00%	06/01/2050	1,060	1,055,189
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(j)	5.00%	06/01/2058	500	484,571
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(j)	6.13%	11/01/2033	1,560	1,605,675
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(j)	6.75%	06/01/2045	6,700	6,704,433
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,354,701
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(j)	5.00%	06/01/2036	4,250	4,274,180
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	3,000	3,049,532
Series 2016 A, RB(j)	5.25%	12/01/2056	55,945	56,009,533
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(j)	5.25%	07/01/2052	1,450	1,327,788
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,265,897
Series 2006 A, RB(k)	0.00%	06/01/2046	181,950	42,197,389
Series 2006 C, RB(j)(k)	0.00%	06/01/2055	50,000	3,204,840
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	330	336,697
Series 2008, RB	6.75%	09/01/2028	2,550	2,606,858
Series 2008, RB	6.88%	09/01/2038	4,440	4,539,719
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(b)(c)	6.00%	01/15/2024	20,000	20,981,440
Series 2014 A, Ref. RB (INS - AGM)(i)(k)	0.00%	01/15/2036	61,010	35,375,819
Series 2014 A, Ref. RB (INS - AGM)(i)(k)	0.00%	01/15/2037	20,000	11,008,378
Series 2014 A, Ref. RB(h)	6.85%	01/15/2042	5,000	5,391,150
Series 2014 C, Ref. RB(b)(c)	6.50%	01/15/2024	10,750	11,274,990
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(k)	0.00%	06/01/2066	509,893	60,300,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(k)	0.00%	06/01/2036	$173,915	$71,003,007
Series 2007 D, RB(k)	0.00%	06/01/2057	46,635	3,212,979
Series 2007 F, RB(j)(k)	0.00%	06/01/2057	99,650	4,755,786
Long Beach (City of), CA; Series 2022 C, RB (INS - AGM)(e)(i)	5.25%	06/01/2047	1,750	1,869,240
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	85	85,000
Los Angeles (City of), CA Department of Airports;
Series 2018 A, RB(d)(e)(m)	5.25%	05/15/2048	26,000	27,218,597
Series 2022 H, RB(e)	5.50%	05/15/2038	7,235	8,151,308
Series 2022 H, RB(e)	5.50%	05/15/2039	7,630	8,574,818
Series 2022 H, RB(e)	5.50%	05/15/2040	8,050	9,023,636
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(e)	4.00%	05/15/2047	3,000	2,806,173
Series 2022 I, RB	4.00%	05/15/2048	2,000	1,954,994
Oakland Unified School District (County of Alameda); Series 2021 A, GO Bonds (INS - BAM)(i)	4.00%	08/01/2046	9,940	9,437,878
Riverside (County of), CA Transportation Commission; Series 2013 A, RB(b)(c)	5.75%	06/01/2023	7,000	7,181,854
Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	1,020,250
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(i)(k)	0.00%	08/01/2036	7,650	4,328,221
Series 2011 D, GO Bonds (INS - AGM)(i)(k)	0.00%	08/01/2037	13,130	7,055,029
Series 2011 D, GO Bonds (INS - AGM)(i)(k)	0.00%	08/01/2038	13,515	6,886,891
Series 2011 D, GO Bonds (INS - AGM)(i)(k)	0.00%	08/01/2039	13,895	6,715,076
Series 2011 D, GO Bonds (INS - AGM)(i)(k)	0.00%	08/01/2040	14,280	6,535,779
Series 2011 D, GO Bonds (INS - AGM)(i)(k)	0.00%	08/01/2041	14,080	6,130,845
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	1,750	1,649,026
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(h)	5.25%	07/01/2042	10,000	7,205,967
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB(k)	0.00%	08/01/2036	5,710	2,597,331
Series 2013 C, RB(k)	0.00%	08/01/2038	2,000	797,173
Series 2013 C, RB(k)	0.00%	08/01/2043	17,000	5,019,860
San Francisco (City of), CA Bay Area Rapid Transit District (Green Bonds); Series 2020 C-1, GO Bonds (INS - AGM)(i)	3.00%	08/01/2050	16,770	13,349,336
San Francisco Community College District (Election of 2020); Series 2020 A, GO Bonds (INS - BAM)(i)	3.00%	06/15/2045	8,225	6,365,648
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	7,000	7,172,309
Series 2014 B, Ref. RB	5.25%	01/15/2049	11,000	11,246,727
San Jose (City of), CA;
Series 2017 A, RB(d)(e)(m)	5.00%	03/01/2041	10,000	10,298,100
Series 2017 A, RB(d)(e)(m)	5.00%	03/01/2047	20,000	20,458,072
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(e)	6.40%	12/01/2041	13,258	13,258,465
Santee School District (Election of 2006); Series 2006 D, GO Bonds (INS - AGC)(i)(k)	0.00%	08/01/2038	4,355	2,240,040
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(h)(i)	6.75%	02/01/2052	7,500	5,795,090
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(k)	0.00%	06/01/2036	10,000	4,720,761
Series 2007 A, RB(k)	0.00%	06/01/2047	20,000	4,905,872
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,509,241
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,511,621
Series 2008 A, RB(k)	0.00%	12/01/2045	18,085	4,099,520
Series 2008 A, RB(k)	0.00%	12/01/2046	18,085	3,834,794
Series 2008 A, RB(k)	0.00%	12/01/2047	18,085	3,583,356
Series 2008 A, RB(k)	0.00%	12/01/2048	18,085	3,347,043
Series 2008 A, RB(k)	0.00%	12/01/2049	18,085	3,124,918
Series 2008 A, RB(k)	0.00%	12/01/2050	18,085	2,916,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(k)	0.00%	06/01/2046	$31,025	$5,686,414
Series 2019, Ref. RB	5.00%	06/01/2048	3,000	3,133,178
Series 2019, Ref. RB(k)	0.00%	06/01/2054	19,300	3,486,003
University of California;
Series 2014 AM, RB(b)(d)	5.00%	05/15/2044	34,545	35,867,172
Series 2017 M, RB(d)	5.00%	05/15/2047	50,890	54,461,241
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,165	3,200,128
Victor Valley Union High School District (Election of 2008);
Series 2013 B, GO Bonds(b)(c)(k)	0.00%	08/01/2023	14,550	3,607,948
Series 2013 B, GO Bonds(b)(c)(k)	0.00%	08/01/2023	7,000	1,631,377
Series 2013 B, GO Bonds(b)(c)(k)	0.00%	08/01/2023	15,715	3,440,813
Series 2013 B, GO Bonds(b)(c)(k)	0.00%	08/01/2023	37,560	6,803,498
				958,069,936

Colorado–12.63%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	3,991,314
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,785,543
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	13,694,079
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(h)	5.75%	12/01/2051	6,055	3,831,844
Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	436,151
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,843,851
Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,262,315
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	37,380,788
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	5,000	5,070,831
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	1,995,796
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,537,367
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,225,989
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	494,354
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,660,828
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(j)	4.88%	12/01/2051	4,500	3,684,248
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,506,708
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	613,930
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,562,852
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,657,142
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,016,233
Baseline Metropolitan District No. 1;
Series 2021 A, GO Bonds	5.00%	12/01/2051	1,000	892,995
Series 2021 B, GO Bonds	7.50%	12/15/2051	2,195	1,995,937
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,119,914
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(h)(j)	6.75%	12/01/2049	3,785	3,097,875
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,113,955
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	9,948,994
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,432,064
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	629,301
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(h)	7.50%	12/01/2048	7,075	4,933,494
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(h)	7.50%	12/01/2049	30,465	19,374,232
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,297	6,227,919
Buffalo Highlands Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2038	1,000	999,210
Series 2018 A, GO Bonds	5.38%	12/01/2048	1,750	1,723,262
Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,159,921
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	3,184	3,109,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2023	$5	$4,931
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	6,156,488
Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	10,116	6,987,572
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,751,336
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,744,789
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,321,387
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,561,831
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,727	4,084,098
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2018, RB	5.25%	12/01/2048	5,550	5,495,104
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	7,375	6,821,542
Chambers Highpoint Metropolitan District No. 2;
Series 2021, GO Bonds	5.00%	12/01/2041	520	487,829
Series 2021, GO Bonds	5.00%	12/01/2051	835	747,432
Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	2,900	2,700,481
Series 2020 B, RB	7.88%	12/15/2050	465	433,261
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	4,000	4,040,733
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	583,111
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,328,723
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	474,456
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,063,747
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,366,006
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,117,379
Colliers Hill Metropolitan District No. 2;
Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,351,376
Series 2022, Ref. GO Bonds	6.00%	12/15/2047	2,995	2,538,583
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,200	1,202,493
Series 2008, RB	6.50%	07/01/2038	1,000	1,001,837
Series 2013, RB	7.45%	08/01/2048	2,245	2,309,628
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 A, RB	5.00%	05/15/2044	3,750	3,335,383
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A, Ref. RB	5.00%	08/01/2038	5,000	5,228,040
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	11,800	10,830,182
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community); Series 2017 B, RB(b)	5.00%	05/15/2048	1,500	1,525,614
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)(c)(d)	5.00%	01/01/2024	21,000	21,700,134
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(j)	5.75%	12/01/2035	1,650	1,355,751
Series 2015 A, Ref. RB(j)	6.13%	12/01/2045	2,300	1,803,534
Series 2015 A, Ref. RB(j)	6.25%	12/01/2050	4,070	3,170,151
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	3,260	3,113,813
Series 2007 A, RB	5.30%	07/01/2037	3,025	2,587,266
Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	13,628,119
Series 2022, GO Bonds	7.50%	12/15/2051	15,000	14,060,125
Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(h)	6.00%	12/01/2047	30,920	25,644,145
Series 2019 A-2, GO Bonds(h)	6.25%	12/01/2048	15,075	13,404,449
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	1,932,176
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2020 A, Ref. RB	4.00%	07/15/2038	350	337,154
Series 2020 A, Ref. RB	4.00%	07/15/2039	1,325	1,269,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	$14,614	$13,391,434
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	10,000	8,960,403
Series 2020 B, GO Bonds(j)	7.50%	12/15/2050	3,495	3,180,827
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,474,211
Copperleaf Metropolitan District No. 6;
Series 2018 A, GO Bonds(b)(c)	5.25%	12/01/2023	2,000	2,125,684
Series 2018 B, GO Bonds(b)(c)	7.50%	12/15/2023	820	892,354
Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,053,167
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	13,119,219
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	616	573,149
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	9,000	8,865,670
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,616,210
Series 2018 A, GO Bonds	5.75%	12/01/2048	9,665	9,782,971
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,542,636
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	3,010	2,905,238
Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	602,717
Denver (City & County of), CO;
Series 2018 A, RB(d)(e)	5.00%	12/01/2029	24,580	26,799,365
Series 2018 A, RB(d)(e)	5.00%	12/01/2036	25,865	27,195,524
Series 2018 A, RB(d)(e)	5.25%	12/01/2043	17,500	18,393,841
Series 2021 A, RB	4.00%	08/01/2051	3,850	3,725,464
Series 2022 A, RB(e)	4.13%	11/15/2047	5,000	4,731,330
Series 2022 A, RB(e)	5.00%	11/15/2047	5,500	5,758,138
Series 2022 A, RB(e)	4.13%	11/15/2053	5,000	4,629,216
Series 2022 A, RB(e)	5.50%	11/15/2053	5,000	5,416,529
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2032	36,990	36,988,454
Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,035,272
Series 2016, Ref. RB	5.00%	12/01/2040	250	253,792
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,139,760
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,785,827
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,323,525
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(j)	8.00%	12/15/2051	1,905	1,719,673
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	1,920,460
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,903,692
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	3,076,824
Evan’s Place Metropolitan District;
Series 2020 MDD, GO Bonds	5.00%	12/01/2040	550	536,472
Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,585	1,435,139
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(j)	6.00%	12/01/2049	2,970	2,862,436
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	933,195
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,603,122
Gardens at East Iliff Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,060	1,957,569
Series 2019 B, GO Bonds	8.50%	12/15/2049	680	638,812
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,070,185
Series 2017 A, RB	5.25%	12/01/2047	1,015	1,003,652
Series 2017 B, RB	7.75%	12/15/2047	1,000	964,482
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(h)	6.13%	12/01/2050	3,075	2,346,703
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(j)	5.50%	12/01/2052	5,490	5,339,738
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,550	3,508,625
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	524,987
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,625,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Haskins Station Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	$690	$674,782
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,125	1,054,993
Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,247,917
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(h)	5.75%	12/01/2049	9,000	6,820,275
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,372,683
Series 2022 C, GO Bonds(j)	8.25%	12/15/2052	15,569	13,999,688
Highlands Metropolitan District No. 1; Series 2021, GO Bonds	5.00%	12/01/2051	575	500,506
HM Metropolitan District No. 2; Series 2021, GO Bonds(h)	5.75%	12/01/2051	15,000	8,588,179
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	791,850
Homestead Hills Metropolitan District;
Series 2020 A, GO Bonds(j)	5.00%	12/01/2050	2,220	2,057,089
Series 2020 B, GO Bonds	8.00%	12/15/2050	722	678,831
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	7,562,117
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,022,530
Series 2021, GO Bonds	9.00%	12/15/2049	8,405	7,992,757
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	5,082	5,133,218
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	6,910	6,875,369
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,208,858
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	12,500	10,827,344
Johnstown Village Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,830,566
Series 2020 B, GO Bonds(j)	7.75%	12/15/2050	711	664,021
Jones District Community Authority Board; Series 2020 A, RB(h)	5.75%	12/01/2050	6,815	5,732,864
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	850	776,388
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,504,949
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	12,186	10,434,305
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,700	2,694,962
Series 2018 A, GO Bonds	5.25%	12/01/2047	4,970	4,848,076
Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,699,676
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,417,550
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,051,708
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,190,193
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	599,339
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	259,177
Meadowbrook Crossing Metropolitan District;
Series 2020 A, Ref. GO Bonds	5.25%	12/01/2049	3,355	3,269,323
Series 2020 B, Ref. GO Bonds(j)	7.75%	12/15/2049	494	461,471
Meadowlark Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	607	566,144
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,359,981
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	7.00%	02/01/2025	800	799,928
Series 2003 A, RB	7.00%	02/01/2038	6,200	6,045,782
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,371,800
Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	3,001,877
Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,532,593
Neu Town Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,169,817
Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2041	520	487,443
North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,260,112
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	974,715
Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,393,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	$8,340	$8,622,777
Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	9,243,673
Series 2018 A-1, RB	5.38%	12/01/2034	5,650	5,814,574
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	3,939,635
North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,320,203
Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	4,944,750
Series 2017 B, GO Bonds	7.75%	12/15/2047	2,830	2,776,379
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	7,028,100
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	3,000	2,958,045
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,445,943
Palisade Park North Metropolitan District No. 1; Series 2021 B, GO Bonds	5.25%	12/15/2051	2,912	2,482,947
Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(j)	5.00%	12/01/2051	1,725	1,565,298
Series 2021 B, GO Bonds(j)	7.63%	12/15/2051	1,652	1,514,559
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	957,314
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	451,582
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(j)	4.75%	12/01/2045	3,930	3,637,601
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,118,201
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	583,555
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	531,855
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(l)	6.50%	12/01/2035	1,000	500,000
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,510,908
RM Mead Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2050	4,370	4,067,399
Series 2020 B, GO Bonds	8.00%	12/15/2050	610	572,980
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,637	1,549,279
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	374,369
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(j)	5.00%	12/01/2041	5,645	5,040,711
Series 2021 B, GO Bonds(j)	8.25%	12/15/2051	7,200	6,790,566
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,000	13,022,919
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(j)	5.00%	12/01/2040	1,000	976,992
Series 2020 A, GO Bonds(j)	5.13%	12/01/2050	1,630	1,507,625
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	558,978
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,153,666
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	757,981
Silver Peaks Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	580	522,757
Series 2020 B, GO Bonds	7.00%	12/15/2050	500	453,011
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,743,934
Spring Valley Metropolitan District No. 3; Series 2020 B, GO Bonds	8.50%	12/15/2049	729	673,272
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,086,705
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,712,320
Sterling Ranch Community Authority Board;
Series 2017 B, RB	7.50%	12/15/2047	6,500	6,508,326
Series 2020 B, RB	7.13%	12/15/2050	725	680,249
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	7,546,958
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,591,722
Talon Pointe Metropolitan District;
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2039	3,260	3,022,302
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	5,345	4,611,495
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,332,791
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,540,985
Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	737,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2039	$1,000	$987,411
Series 2019, GO Bonds	9.00%	12/15/2049	3,140	2,975,947
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(h)	5.50%	12/01/2051	3,000	2,481,665
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds	6.25%	12/01/2049	1,240	1,216,277
University of Colorado; Series 2014 A, RB(b)(c)(d)	5.00%	06/01/2024	16,835	17,592,228
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(j)	7.75%	12/15/2052	24,275	22,622,217
Velocity Metropolitan District No. 5;
Series 2020 A-2, GO Bonds(h)	6.00%	12/01/2050	13,100	8,873,956
Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	13,141,865
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(j)	5.70%	12/01/2051	27,543	25,214,182
Villages at Johnstown Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	1,020	923,853
Series 2020 B, GO Bonds	7.50%	12/15/2050	843	775,696
Wagons West Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,685	1,591,562
Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	518,981
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	3,784,456
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	15,934,421
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,743,039
Westerly Metropolitan District No. 4;
Series 2021 A-2, GO Bonds(h)	5.20%	12/01/2050	1,000	679,901
Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	3,774,029
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds(b)(c)	5.00%	12/01/2024	600	646,001
Series 2019 B, GO Bonds(b)(c)(j)	7.75%	12/01/2024	505	572,024
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	602,911
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	9,000	6,878,060
Series 2021 A-2, RB(h)	4.63%	12/01/2051	40,060	21,585,974
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(j)	5.13%	12/01/2050	2,700	2,281,440
				1,071,136,015

Connecticut–0.18%
Connecticut (State of) (Social Bonds); Series 2021 B, GO Bonds	5.00%	06/01/2041	250	275,173
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	5,365	4,539,629
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital); Series 2022, Ref. RB	4.00%	07/01/2041	1,725	1,566,167
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(f)(l)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2050	9,280	8,325,911
				15,659,080

Delaware–0.17%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,218,517
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(j)	5.13%	07/01/2038	8,000	8,037,426
Series 2018, Ref. RB(j)	5.25%	07/01/2048	4,100	4,076,731
				14,332,674

District of Columbia–1.04%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	497,282
Series 2017 A, RB	5.00%	07/01/2037	2,650	2,587,463
Series 2017 A, RB	5.00%	07/01/2052	10,485	9,562,962
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	7,759,708
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(k)	0.00%	06/15/2046	100,920	22,867,069
Series 2006 C, RB(k)	0.00%	06/15/2055	60,320	5,650,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2023	$27,000	$27,751,456
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2019 B, Ref. RB	4.00%	10/01/2049	7,500	6,761,184
Series 2019 B, Ref. RB (INS - AGM)(i)	4.00%	10/01/2053	5,100	4,570,057
				88,007,922

Florida–7.09%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $2,191,405)(g)	5.00%	11/15/2024	2,320	2,200,341
Series 2014, RB (Acquired 09/15/2020; Cost $886,528)(g)	5.63%	11/15/2029	1,000	883,833
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $3,437,500)(g)	6.00%	11/15/2029	4,000	3,556,122
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $2,770,520)(g)	6.00%	11/15/2034	3,305	2,740,789
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $20,061,744)(g)	6.25%	11/15/2044	22,145	17,518,834
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $4,770,224)(g)	6.38%	11/15/2049	5,130	4,012,476
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB(b)(c)	8.00%	10/01/2022	2,500	2,560,849
Series 2012 A, Ref. RB(b)(c)	8.00%	10/01/2022	2,000	2,048,679
Series 2012 A, Ref. RB(b)(c)	8.00%	10/01/2022	1,000	1,024,340
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital and Clinics, Inc. at the University of Florida); Series 2022, RB(d)(m)	4.00%	12/01/2049	11,450	10,428,229
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(j)	5.00%	11/15/2061	40,750	30,013,251
Series 2022 B, RB(j)	6.50%	11/15/2033	3,325	2,985,419
Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	1,135,417
Series 2018 A, RB	5.00%	11/15/2048	5,000	5,136,394
Broward (County of), FL Airport System;
Series 2017, RB(d)(e)(m)	5.00%	10/01/2042	12,045	12,452,205
Series 2019 A, RB(d)(e)	4.00%	10/01/2049	14,000	12,761,715
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	765	762,613
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB(j)	5.88%	07/01/2040	1,165	1,130,480
Series 2015, Ref. RB(j)	6.00%	07/01/2045	6,000	5,804,117
Series 2015, Ref. RB(j)	6.00%	07/01/2050	5,360	5,136,081
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(j)	5.00%	12/15/2050	1,955	1,894,441
Series 2020, RB(j)	5.00%	12/15/2055	2,845	2,709,493
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.-Superior Residences);
Series 2018 A-1, RB(f)	4.00%	07/01/2038	2,750	1,100,000
Series 2018 A-1, RB(f)	4.00%	07/01/2043	1,000	400,000
Series 2018 A-1, RB(f)	5.00%	07/01/2048	5,660	2,264,000
Series 2018 A-1, RB(f)	4.13%	07/01/2053	2,000	800,000
Series 2018 B, RB(f)	5.00%	07/01/2043	500	95,000
Series 2018 B, RB(f)	5.00%	07/01/2053	1,100	209,000
Capital Trust Agency, Inc. (Imagine School at North Manatee); Series 2021 C, RB(j)	5.00%	06/01/2056	520	469,258
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	2,825	2,085,563
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(j)	5.00%	07/01/2037	1,000	907,176
Series 2017, Ref. RB(j)	5.00%	07/01/2046	600	507,633
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(j)	4.00%	06/15/2051	2,220	1,636,550
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(f)(g)(j)	6.75%	12/31/2049	5,405	1,891,750
Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(f)(g)(j)	7.00%	12/31/2049	2,000	700,000
Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(f)(g)(j)	7.13%	12/01/2050	1,000	350,000
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(j)	5.25%	12/01/2043	15,850	15,668,681
Series 2018 A, RB(j)	5.25%	12/01/2058	16,600	15,828,792
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021 A, RB(j)	5.00%	01/01/2056	1,000	944,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(e)(j)	5.00%	10/01/2049	$2,420	$2,269,053
Series 2021, RB(e)(j)	4.00%	10/01/2051	2,000	1,494,017
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $6,344,619)(f)(g)(j)	8.13%	05/15/2044	6,670	4,268,800
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $43,950,403)(f)(g)(j)	8.25%	05/15/2049	44,570	28,524,800
Series 2015 A, RB (Acquired 06/30/2015; Cost $345,000)(f)(g)(j)	5.50%	05/15/2025	345	220,800
Series 2015 A, RB (Acquired 06/30/2015; Cost $875,000)(f)(g)(j)	6.25%	05/15/2035	875	560,000
Series 2015 A, RB (Acquired 06/30/2015; Cost $3,000,000)(f)(g)(j)	6.50%	05/15/2049	3,000	1,920,000
East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,011,441
Florida Development Finance Corp.; Series 2022 A, Ref. RB(c)(e)(j)	7.25%	10/03/2023	27,000	26,450,339
Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(j)	5.63%	08/15/2042	1,515	1,489,995
Series 2022, Ref. RB(j)	5.88%	08/15/2052	5,000	4,903,160
Series 2022, Ref. RB(j)	6.00%	08/15/2057	5,500	5,389,526
Florida Development Finance Corp. (Global Outreach Charter Academy);
Series 2021 A, Ref. RB(j)	4.00%	06/30/2046	925	736,703
Series 2021 A, Ref. RB(j)	4.00%	06/30/2056	1,390	1,033,144
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(e)(j)	7.38%	01/01/2049	32,000	30,525,939
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(j)(l)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(j)	6.38%	05/15/2037	2,705	2,390,237
Series 2017, Ref. RB(j)(l)	6.38%	05/15/2037	1,265	253,000
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(j)	6.13%	06/15/2046	14,035	14,550,396
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,325	2,330,510
Series 2012, RB	7.00%	10/01/2026	60	60,124
Series 2012, RB	7.25%	10/01/2041	595	596,132
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(c)(e)(j)	6.25%	01/01/2024	14,410	13,830,853
Series 2019 A, Ref. RB(c)(e)(j)	6.38%	01/01/2026	43,480	41,056,977
Series 2019 A, Ref. RB(c)(e)(j)	6.50%	01/01/2029	6,310	5,730,429
Gramercy Farms Community Development District;
Series 2007 A-1, RB(f)	5.25%	05/01/2039	1,335	3,351
Series 2007 A-2, RB(f)	5.25%	05/01/2039	1,700	4,267
Series 2011, Ref. RB(l)	0.00%	05/01/2039	16,460	8,559,200
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $12,283,623)(g)	6.25%	12/31/2049	13,980	5,256,480
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	905	905,486
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,000	8,442,331
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	5,528,269
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(j)	5.50%	07/15/2048	2,250	2,126,909
Series 2018 A, RB(j)	5.75%	07/15/2053	2,030	2,026,927
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(j)	5.50%	06/15/2032	1,880	1,881,136
Series 2012, IDR(j)	5.75%	06/15/2042	3,210	3,211,436
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2021, RB	4.00%	11/15/2051	3,750	3,333,716
Miami-Dade (County of), FL;
Series 2009, RB(k)	0.00%	10/01/2035	12,000	7,003,746
Series 2009, RB(k)	0.00%	10/01/2042	42,215	16,503,469
Series 2021, RB (INS - AGM)(i)	3.00%	10/01/2043	5,065	4,123,187
Series 2021, RB (INS - AGM)(i)	3.00%	10/01/2051	12,000	9,086,700
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	13,500	14,022,873
Miami-Dade (County of), FL Water & Sewer System; Series 2019 B, RB(d)(m)	4.00%	10/01/2049	17,500	15,848,306
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	885	885,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	$2,450	$2,452,916
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	515	515,613
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	120	120,143
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	510	510,607
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	205	205,244
Orange County Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB(d)	4.00%	10/01/2052	17,245	15,621,192
Orlando (City of), FL; Series 2014 A, RB(b)(c)(d)	5.00%	05/01/2024	20,305	21,160,017
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	6,255	5,897,429
Palm Beach (County of), FL Health Facilities Authority (Toby & Leon Cooperman); Series 2022, Ref. RB	4.00%	06/01/2041	2,100	1,782,411
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	4,690	4,704,907
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(e)(j)	5.88%	01/01/2033	7,000	7,260,037
Reunion East Community Development District;
Series 2002 A-2, RB(f)(l)	7.38%	05/01/2033	145	1
Series 2005, RB(f)(l)	5.80%	05/01/2036	1,716	17
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital);
Series 2018, RB(d)	4.00%	07/01/2048	36,680	33,773,767
Series 2022, RB	4.00%	07/01/2052	10,000	9,147,407
Sterling Hill Community Development District; Series 2003 A, RB(l)(n)	6.20%	05/01/2035	1,375	742,325
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,000	4,050,695
Tampa Bay (City of), FL Water; Series 2001 A, RB (INS - NATL)(d)(i)	6.00%	10/01/2029	13,440	16,383,638
Treeline Preserve Community Development District; Series 2007 A, RB(f)(l)	6.80%	05/01/2039	4,895	685,300
				601,117,101

Georgia–1.28%
Atlanta (City of), GA; Series 2015, RB(d)	5.00%	11/01/2040	37,555	39,452,038
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(d)(m)	4.00%	07/01/2049	10,150	9,678,985
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB(d)	4.00%	07/01/2049	15,000	13,964,496
Fulton (County of), GA Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2019 A, Ref. RB(j)	5.00%	04/01/2047	2,740	2,349,271
Series 2019 A, Ref. RB(j)	5.00%	04/01/2054	1,660	1,385,340
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	4.00%	02/15/2051	10,000	9,077,001
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB(j)	5.00%	01/01/2036	2,000	1,901,329
Series 2021, RB(j)	5.00%	01/01/2054	6,000	5,131,573
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	15,000	15,408,896
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(j)	5.00%	11/01/2037	6,000	6,092,294
Series 2017 A, Ref. RB(j)	5.00%	11/01/2047	4,480	4,499,923
				108,941,146

Idaho–0.34%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(e)(f)(g)(l)	7.50%	11/01/2024	7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	3.80%	10/01/2031	550	485,301
Series 2014, RB	4.00%	10/01/2033	1,000	864,712
Series 2014, RB	4.50%	10/01/2050	17,030	13,275,936
Series 2014, RB	4.55%	10/01/2056	12,000	9,191,010
Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,242,402
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(j)(k)	0.00%	07/01/2049	9,112	1,663,551
				28,722,912

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–10.69%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	$980	$980,613
Bolingbrook (Village of), IL;
Series 2005, RB	6.25%	01/01/2024	2,428	2,355,194
Series 2005, RB	6.00%	01/01/2026	4,500	4,207,167
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	3,801,427
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(j)	6.25%	09/01/2045	4,000	4,063,121
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,260,600
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,233,797
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,112,596
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,239,394
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,287,816
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,590,788
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035	10,640	11,026,396
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	388,618
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	412,298
Series 2014 A, Ref. GO Bonds	5.25%	01/01/2033	3,250	3,312,551
Series 2014, RB(d)	5.00%	01/01/2044	16,755	16,900,613
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,603,200
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,072,631
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	64,150	69,007,399
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(l)	7.46%	02/15/2026	1,857	1,735,754
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(d)(e)	5.00%	01/01/2047	27,500	27,922,903
Series 2017 D, RB(d)(e)	5.00%	01/01/2052	9,960	10,081,743
Series 2018 A, Ref. RB(e)	5.00%	01/01/2053	5,000	5,085,591
Series 2022 A, RB(e)	4.63%	01/01/2053	15,000	14,528,409
Series 2022 A, RB (INS - AGM)(e)(i)	5.50%	01/01/2053	15,000	15,986,962
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	12,217,160
Series 2015 C, GO Bonds	5.25%	12/01/2039	23,310	23,785,405
Series 2017 H, GO Bonds	5.00%	12/01/2046	3,000	3,066,904
Series 2018 D, GO Bonds	5.00%	12/01/2046	4,000	4,104,006
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	18,834,602
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds(b)(c)(d)	5.00%	12/01/2024	31,000	32,773,429
Series 2016 C, GO Bonds(d)(m)	5.00%	12/01/2045	19,750	20,846,253
Chicago (City of), IL Transit Authority; Series 2014, RB(d)	5.25%	12/01/2049	27,000	27,974,017
Cook (County of), IL; Series 2018, RB(d)	5.25%	11/15/2036	7,750	8,491,244
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,475,496
Evanston (City of), IL (Roycemore School); Series 2021, RB(j)	4.63%	04/01/2051	1,250	965,233
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,379	1,263,596
Gilberts Special Service Area No. 25 (The Conservancy); Series 2018 A, RB(h)	6.00%	03/01/2048	13,052	12,552,526
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	5,105	5,221,349
Series 2013, GO Bonds	5.25%	07/01/2030	4,965	5,060,996
Series 2013, GO Bonds	5.50%	07/01/2033	1,520	1,550,873
Series 2013, GO Bonds	5.50%	07/01/2038	9,000	9,176,834
Series 2016, GO Bonds	5.00%	11/01/2028	10,700	11,293,016
Series 2016, GO Bonds	4.00%	06/01/2033	3,150	3,095,796
Series 2016, Ref. GO Bonds	5.00%	02/01/2025	4,775	4,958,916
Series 2016, Ref. GO Bonds	5.00%	02/01/2026	4,775	5,019,944
Series 2016, Ref. GO Bonds	5.00%	02/01/2027	12,145	12,909,274
Series 2017 A, GO Bonds	5.00%	12/01/2034	5,125	5,344,299
Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	10,996,540
Series 2017 D, GO Bonds(d)(m)	5.00%	11/01/2023	33,000	33,699,953
Series 2017 D, GO Bonds	5.00%	11/01/2025	21,000	22,011,744
Series 2017 D, GO Bonds	5.00%	11/01/2026	7,500	7,951,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2017 D, GO Bonds	5.00%	11/01/2027	$13,000	$13,916,479
Series 2018 A, GO Bonds	6.00%	05/01/2028	6,985	7,865,218
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,564,390
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(e)	8.00%	06/01/2032	4,020	4,003,133
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(j)	6.00%	12/01/2045	3,715	3,884,734
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	2,885,020
Series 2019 A, Ref. RB	5.00%	11/01/2040	5,660	5,293,889
Series 2019 A, Ref. RB	5.00%	11/01/2049	39,385	35,296,526
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,795,000)(g)	5.25%	05/15/2037	6,795	6,110,764
Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,532,293)(g)	5.25%	05/15/2048	12,770	10,635,142
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	65,871	51,304,108
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(c)	7.00%	08/15/2023	12,210	12,675,674
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(b)(c)	5.25%	05/15/2025	4,810	5,143,861
Series 2015, Ref. RB(b)(c)	5.25%	05/15/2025	1,850	1,978,408
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	764,488
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,523,910
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	9,169,217
Series 2018 B, Ref. RB(j)	6.13%	04/01/2058	6,000	6,146,875
Series 2019 A, RB(j)	6.13%	04/01/2049	5,000	5,148,091
Series 2019 A, RB(j)	6.13%	04/01/2058	15,350	15,725,756
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,500	2,573,532
Illinois (State of) Finance Authority (Social Bonds);
Series 2021, Ref. RB	4.00%	11/01/2041	725	653,280
Series 2021, Ref. RB	4.00%	11/01/2056	350	288,821
Illinois (State of) Finance Authority (The University of Chicago); Series 2013 A, RB(b)(c)	5.25%	04/01/2023	27,000	27,430,026
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	995,936
Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,398,636
Series 2017, Ref. RB	5.25%	02/15/2047	7,500	7,520,425
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	8,820	9,133,257
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,071,883
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(j)	5.45%	01/01/2046	5,000	3,905,347
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(i)(k)	0.00%	06/15/2034	5,000	3,009,088
Series 2002 A, RB (INS - NATL)(i)(k)	0.00%	12/15/2038	29,950	13,939,488
Series 2002 A, RB (INS - NATL)(i)(k)	0.00%	12/15/2040	25,000	10,277,270
Series 2012 B, RB(k)	0.00%	12/15/2051	13,165	2,883,597
Series 2012, RB(k)	0.00%	12/15/2050	35,755	8,270,142
Series 2015 A, RB	5.00%	06/15/2053	4,000	4,054,070
Series 2015, RB(k)	0.00%	12/15/2052	31,000	6,427,466
Series 2017 B, Ref. RB(h)	4.95%	12/15/2047	3,000	1,718,357
Series 2017 B, Ref. RB(k)	0.00%	12/15/2054	20,000	3,714,080
Series 2017, RB	5.00%	06/15/2057	10,000	10,185,030
Series 2020, Ref. RB	5.00%	06/15/2050	13,700	13,986,170
Malta (Village of), IL (Prairie Springs); Series 2006, RB(l)	5.75%	12/30/2025	1,800	450,000
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,220	1,256,111
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,876,585
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(f)(l)	5.80%	03/01/2037	5,615	617,650
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2048	15,000	16,027,573
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(e)	5.75%	08/01/2042	1,945	1,945,375
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	545	544,994
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	0.00%	12/31/2038	1,915	1,405,910
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,189	1,176,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Yorkville (United City of), IL Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	$2,710	$2,710,512
				906,321,100

Indiana–0.84%
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	5,914,451
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, RB(d)	5.00%	12/01/2040	15,750	16,476,111
Indiana (State of) Finance Authority (Indiana University Health); Series 2019 A, RB(d)(m)	4.00%	12/01/2049	13,000	12,153,756
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(j)	5.90%	07/01/2038	1,000	1,008,962
Series 2018 A, Ref. RB(j)	6.00%	07/01/2048	2,750	2,765,328
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	3,505	3,525,489
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,327,824
Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB(e)	6.75%	01/01/2034	10,785	11,187,561
Series 2013, RB(e)	7.00%	01/01/2044	11,000	11,442,988
				70,802,470

Iowa–0.83%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(c)	5.00%	12/01/2042	6,000	6,154,447
Series 2022, Ref. RB	5.00%	12/01/2050	8,250	8,361,700
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2047	4,500	4,267,432
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(k)	0.00%	06/01/2065	420,565	51,574,643
				70,358,222

Kansas–0.42%
Olathe (City of), KS (West Village Center);
Series 2007, RB	5.45%	09/01/2022	395	395,000
Series 2007, RB	5.50%	09/01/2026	2,835	2,646,872
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(l)(n)	5.75%	12/01/2025	343	236,576
Series 2006 A, RB(l)(n)	5.88%	12/01/2025	643	444,023
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(l)(n)	5.88%	12/01/2025	757	522,346
Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB(b)(c)	7.13%	12/15/2023	1,000	1,057,054
Series 2013 III, Ref. RB(b)(c)	7.38%	12/15/2023	5,000	5,300,973
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	5,042,638
Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	11,097,853
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,855,326
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,755,705
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	961,358
Series 2019, Ref. RB	5.00%	05/15/2050	2,115	1,882,947
Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	1,830	1,722,021
				35,920,692

Kentucky–0.82%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	11,895	12,292,819
Series 2016, Ref. RB	5.50%	02/01/2044	10,670	10,916,892
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	7,855	8,044,671
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	2,000	1,712,119
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,538,511
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2041	4,000	4,056,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	$1,200	$1,144,648
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	2,193,234
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,268,440
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB(h)	6.60%	07/01/2039	9,000	9,928,240
Series 2013 C, RB(h)	6.75%	07/01/2043	5,000	5,511,945
Series 2013 C, RB(h)	6.88%	07/01/2046	7,000	7,739,683
				69,347,474

Louisiana–0.71%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,290,989
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,162,027
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,012,321
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(j)	3.88%	11/01/2045	5,875	4,543,036
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of) LA, Louisiana Gomesa) (Green Bonds); Series 2018, RB(j)	5.65%	11/01/2037	4,070	4,219,459
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(j)	3.95%	11/01/2043	4,475	3,672,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(j)	5.38%	11/01/2038	625	636,261
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(j)	4.40%	11/01/2044	3,775	3,352,839
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa Project); Series 2018 A, RB(j)	5.50%	11/01/2039	2,465	2,521,635
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(j)	4.63%	11/01/2038	1,960	1,872,761
Louisiana (State of) Public Facilities Authority (Encore Academy); Series 2021, RB(j)	5.00%	06/01/2051	3,055	2,572,790
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(d)(e)(m)	5.00%	01/01/2048	17,750	18,071,669
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010, RB(j)	6.35%	07/01/2040	3,000	3,326,276
				60,254,063

Maine–0.30%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	5,000	5,103,602
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,761,363
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB(b)(c)	5.00%	07/01/2023	16,300	16,645,894
				25,510,859

Maryland–0.29%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,163,958
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2032	3,135	3,085,102
Baltimore (City of), MD (Harbor Point); Series 2022, RB(j)	5.00%	06/01/2051	1,000	1,007,786
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	721,859
Series 2014, RB	6.10%	02/15/2044	1,420	1,423,845
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,419,420
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System); Series 2020, Ref. RB	4.00%	07/01/2045	1,000	913,214
Maryland Economic Development Corp. (Port Covington); Series 2020, RB	4.00%	09/01/2050	4,000	3,411,434
Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB(j)	5.13%	07/01/2039	1,300	1,311,965
Series 2018, RB(j)	5.25%	07/01/2048	2,100	2,117,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	$1,250	$1,229,053
Series 2017 B, RB	5.00%	11/01/2042	4,600	4,413,470
Series 2017 B, RB	5.00%	11/01/2047	500	469,999
				24,689,088

Massachusetts–1.03%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2049	1,750	1,711,949
Series 2019, RB	5.00%	06/15/2054	1,620	1,569,752
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(d)(i)	5.50%	08/01/2030	32,040	38,134,104
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(d)	5.50%	07/01/2032	5,015	6,183,601
University of Massachusetts Building Authority; Series 2017-1, RB(d)	5.25%	11/01/2047	36,580	39,663,628
				87,263,034

Michigan–0.96%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	900	863,838
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,636,086
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,316,031
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,465	1,336,611
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(j)	5.00%	08/15/2041	1,235	1,132,890
Series 2021, Ref. RB(j)	5.00%	08/15/2051	1,510	1,328,071
Michigan (State of) Finance Authority;
Series 2020 B-2, Ref. RB(k)	0.00%	06/01/2065	77,250	7,919,353
Series 2021, Ref. RB	3.00%	09/01/2050	785	536,893
Series 2021, Ref. RB	4.00%	09/01/2050	1,550	1,370,718
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-4, Ref. RB	5.00%	07/01/2031	7,000	7,277,901
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	4,000	4,153,708
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	8,700	9,012,219
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,102,696
Michigan (State of) Finance Authority (McLaren Health Care); Series 2019 A, RB(d)	4.00%	02/15/2050	14,975	13,815,936
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB(j)	5.00%	07/01/2036	1,970	1,486,105
Series 2016, RB(j)	5.00%	07/01/2046	2,000	1,314,589
Series 2016, RB(j)	5.00%	07/01/2051	3,080	1,953,863
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,350	6,100,722
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	6,513,519
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB(j)	5.00%	07/01/2036	4,550	3,432,374
Series 2016 A, Ref. RB(j)	5.00%	07/01/2046	4,895	3,217,458
Series 2016 A, Ref. RB(j)	5.00%	07/01/2051	2,795	1,773,068
				81,594,649

Minnesota–1.29%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,646,195
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037	375	337,494
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	1,490	1,498,784
Series 2015, RB	5.50%	07/01/2040	2,250	2,250,395
Series 2015, RB	5.75%	07/01/2046	2,800	2,808,429
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB	5.70%	04/01/2036	2,000	1,663,250
Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(j)	3.55%	04/01/2039	5,000	3,811,825
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	1,077,139
Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,584,333
Series 2018, RB(j)	4.75%	08/01/2043	600	580,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	$6,000	$6,117,751
Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043	5,000	4,922,724
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $26,750,000)(c)(f)(g)(j)	6.00%	07/01/2027	26,750	24,075,000
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	745	745,453
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,707,592
Series 2015, RB	6.25%	10/01/2045	4,275	4,291,304
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project);
Series 2018, RB	5.00%	12/01/2043	4,170	4,191,337
Series 2018, RB	5.13%	12/01/2049	7,560	7,607,367
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,036,386
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,711,144
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	4,000	3,391,089
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,522,625
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,017,970
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	897,741
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,244,950
St. Paul Park (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	500	500,751
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,295	3,256,375
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	4,507,671
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	4,450,419
Series 2018 B, Ref. RB	6.75%	12/01/2025	425	414,701
West St. Paul (City of), MN (Walker Westwood Ridge Campus);
Series 2017, Ref. RB	5.00%	11/01/2037	400	389,197
Series 2017, Ref. RB	5.00%	11/01/2049	1,275	1,173,765
Series 2017, Ref. RB	4.75%	11/01/2052	375	326,364
				109,757,805

Mississippi–0.09%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(j)	4.55%	11/01/2039	2,250	2,119,266
Mississippi (State of) Development Bank (Jackson Co. Gomesa); Series 2021, RB(j)	3.63%	11/01/2036	1,000	832,794
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	5,000	4,589,434
				7,541,494

Missouri–1.49%
Ballwin (City of), MO (Ballwin Town Center); Series 2002 A, Ref. RB(l)	6.50%	10/01/2022	1,922	518,905
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(l)	5.50%	04/01/2027	6,055	1,634,850
Dardenne Town Square Transportation Development District; Series 2006 A, RB(l)(n)	5.00%	05/01/2036	5,190	2,387,400
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(l)(n)	5.75%	12/01/2028	1,250	375,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(j)	5.25%	12/01/2048	5,415	5,482,313
Series 2019 B, RB(j)	7.75%	12/15/2048	3,853	3,799,948
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2020 A, RB (INS - AGM)(d)(e)(i)	5.00%	03/01/2057	40,000	41,381,156
Series 2020, RB(e)	4.00%	03/01/2045	6,040	5,624,582
Series 2020, RB (INS - AGM)(e)(i)	4.00%	03/01/2057	750	672,166
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(e)	6.45%	05/01/2040	1,778	1,778,264
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(j)	5.00%	02/01/2050	2,550	2,068,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	$11,250	$10,144,069
Series 2017, Ref. RB	5.25%	05/15/2037	3,285	3,151,490
Series 2017, Ref. RB	5.25%	05/15/2042	1,000	934,709
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.25%	08/15/2039	3,000	2,966,748
Series 2018, Ref. RB	5.00%	08/15/2032	1,020	1,012,873
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(j)	6.00%	06/01/2046	6,170	5,848,453
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	970	947,863
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(j)	4.25%	12/01/2042	5,460	5,186,724
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	1,500	1,233,622
St. Louis (City of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	970	970,458
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2038	5,500	5,204,295
Series 2018 A, RB	5.13%	09/01/2048	12,345	11,419,969
Series 2018 A, RB	5.13%	09/01/2049	6,475	5,973,407
Series 2018 A, RB	5.25%	09/01/2053	5,900	5,491,532
				126,209,240

Montana–0.04%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	1,001,155
Series 2017, Ref. RB	5.25%	05/15/2052	2,320	2,193,305
				3,194,460

Nebraska–0.01%
Omaha-Douglas Public Building Commission; Series 2020 B, GO Bonds	4.00%	05/01/2050	1,000	973,265

Nevada–0.39%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	1,220	1,219,987
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(d)	5.00%	05/01/2048	16,650	17,793,549
Las Vegas (City of), NV; Series 2016, RB(j)	4.38%	06/15/2035	4,000	3,705,812
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(e)(j)	6.25%	12/15/2037	1,000	929,252
Nevada (State of) Department of Business & Industry (Somerset Academy);
Series 2018 A, RB(j)	5.00%	12/15/2038	1,000	1,008,115
Series 2018 A, RB(j)	5.00%	12/15/2048	3,000	3,003,373
Reno (City of), NV (ReTRAC-Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(j)(k)	0.00%	07/01/2058	32,000	4,285,840
Series 2018 D, Ref. RB(j)(k)	0.00%	07/01/2058	13,000	1,295,233
				33,241,161

New Hampshire–0.09%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(e)(j)	4.88%	11/01/2042	7,500	7,362,583

New Jersey–3.55%
New Jersey (State of) Economic Development Authority; Series 2015 XX, Ref. RB	5.25%	06/15/2027	7,500	7,937,776
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB(j)	5.00%	06/15/2049	1,110	1,087,445
Series 2019 A, RB(j)	5.00%	06/15/2054	725	703,609
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(e)	5.25%	09/15/2029	47,065	47,587,031
Series 2000 A, RB(e)	5.63%	11/15/2030	20,000	20,569,676
Series 2012, RB(e)	5.75%	09/15/2027	34,325	34,382,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	$1,800	$1,803,265
Series 2012 A, RB	6.10%	07/01/2044	4,025	4,030,925
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,371,086
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,502,750
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(e)	5.38%	01/01/2043	22,110	22,499,503
Series 2013, RB(e)	5.63%	01/01/2052	22,695	23,122,608
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(k)	0.00%	12/15/2035	13,000	7,267,082
Series 2009 A, RB(k)	0.00%	12/15/2038	63,105	29,699,617
Series 2010 A, RB(k)	0.00%	12/15/2029	2,110	1,610,010
Series 2010 A, RB(k)	0.00%	12/15/2030	8,620	6,281,997
Series 2010 A, RB(k)	0.00%	12/15/2031	7,540	5,225,485
Series 2010 A, RB(k)	0.00%	12/15/2036	45,555	24,089,475
Series 2013 AA, RB	5.00%	06/15/2044	3,645	3,681,824
Series 2016 A-1, RN	5.00%	06/15/2028	2,000	2,153,659
Series 2018 A, Ref. RB	5.00%	12/15/2035	4,390	4,643,929
Series 2018 A, Ref. RB	5.00%	12/15/2036	1,200	1,265,882
Series 2019 BB, RB	5.00%	06/15/2044	2,500	2,591,174
Series 2019, RB	5.25%	06/15/2043	10,000	10,516,716
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,610,161
Series 2020 AA, RB	5.00%	06/15/2035	1,000	1,071,276
New Jersey (State of) Turnpike Authority; Series 2019 A, RB(d)	5.00%	01/01/2048	23,425	25,015,665
				301,321,791

New Mexico–0.30%
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. RB	5.50%	07/01/2042	10,000	10,016,489
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,156,943
Series 2019 A, RB	5.00%	07/01/2049	10,525	9,438,085
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(j)	8.00%	05/01/2040	5,510	5,085,850
				25,697,367

New York–12.85%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,660	1,661,110
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(k)	0.00%	07/15/2034	14,345	7,890,418
Series 2009, RB(k)	0.00%	07/15/2044	23,805	7,360,223
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2041	3,060	2,612,382
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,334,693
Series 2017 A, RB	5.00%	08/01/2047	3,790	3,726,210
Series 2017 A, RB	5.00%	08/01/2052	790	769,630
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(e)(j)	5.50%	12/31/2040	13,140	11,965,543
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB	4.00%	06/15/2041	785	690,037
Series 2021 A, RB	4.00%	06/15/2056	450	359,635
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	9,998,891
Hudson Yards Infrastructure Corp.; Series 2017 A, RB(d)	5.00%	02/15/2039	21,060	22,471,799
Metropolitan Transportation Authority;
Series 2019 C, RB (INS - AGM)(d)(i)(m)	4.00%	11/15/2043	16,025	15,428,639
Subseries 2019 D-1, RB	5.00%	09/01/2022	1,520	1,520,000
Subseries 2020 A-1, RB (INS - AGM)(d)(i)(m)	4.00%	11/15/2049	14,615	13,885,985
Subseries 2020 A-1, RB(d)(m)	4.00%	11/15/2053	27,500	24,018,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2019 B, RB	5.00%	11/15/2052	$4,485	$4,572,558
Series 2019 C, RB (INS - AGM)(i)	4.00%	11/15/2046	22,245	21,307,618
Series 2020 A-1, RB	5.00%	11/15/2049	4,490	4,591,369
Series 2020 C-1, RB	4.75%	11/15/2045	10,000	9,847,256
Series 2020 C-1, RB	5.00%	11/15/2050	5,000	5,108,526
Series 2020 C-1, RB	5.25%	11/15/2055	500	520,254
Series 2020 D-1, RB	5.00%	11/15/2044	10,000	10,293,403
Series 2020 E, Ref. RB	5.00%	11/15/2030	4,000	4,364,646
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	7,500	6,735,387
Series 2019, Ref. RB	5.00%	01/01/2050	5,750	4,906,558
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/13/2007-02/28/2018; Cost $32,528,477)(g)	5.00%	01/01/2058	30,886	18,086,699
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $14,980,000)(g)(j)	9.00%	01/01/2041	14,980	13,164,151
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,290	9,899,665
Series 2006 A-3, RB	5.13%	06/01/2046	64,730	62,755,975
Series 2006 B, RB(k)	0.00%	06/01/2046	105,990	27,266,722
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(e)	4.00%	07/15/2055	500	442,131
New York (City of), NY;
Series 2014 BB, RB	5.00%	06/15/2046	50	50,853
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	3,000	3,407,499
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	3,500	3,961,912
New York (City of), NY Transitional Finance Authority;
Series 2021 B-1, RB (INS - BAM)(i)	3.00%	08/01/2041	5,000	4,118,280
Series 2022 A-1, RB	4.00%	08/01/2048	5,000	4,705,137
Series 2022 C-1, RB	4.00%	02/01/2051	3,270	3,052,440
Subseries 2012 F-1, RB(b)(c)(d)	5.00%	10/07/2022	7,137	7,156,482
Subseries 2013, RB(d)	5.00%	11/01/2042	17,340	17,743,510
Subseries 2019 S1B, RB	3.00%	07/15/2049	5,000	3,837,887
New York (State of) Dormitory Authority;
Series 2014 C, RB(d)	5.00%	03/15/2041	26,940	27,797,923
Series 2015 C, RB(b)(c)	5.00%	09/15/2025	40	43,019
Series 2018 E, RB(d)	5.00%	03/15/2045	35,050	37,457,514
Series 2020 D, Ref. RB	4.00%	02/15/2047	2,000	1,894,468
Series 2022 A, RB (INS - AGM)(d)(i)	4.25%	05/01/2052	15,000	14,596,466
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB (INS - AGM)(i)	3.00%	09/01/2050	14,775	10,720,252
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)(d)	5.00%	03/15/2045	49,140	51,697,658
New York (State of) Thruway Authority;
Series 2019 B, RB(d)	4.00%	01/01/2053	15,000	13,770,582
Series 2022, RB(d)	4.00%	03/15/2059	30,000	27,557,217
New York (State of) Thruway Authority (Bidding Group 4); Series 2021 A-1, Ref. RB	4.00%	03/15/2054	10,000	9,316,011
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016 A, RB(k)	0.00%	11/15/2047	12,525	3,543,897
New York Counties Tobacco Trust IV; Series 2005 F, RB(k)	0.00%	06/01/2060	50,000	2,600,625
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(k)	0.00%	06/01/2038	65,990	25,979,478
Series 2005 S-2, RB(k)	0.00%	06/01/2050	45,500	6,159,453
Series 2005 S-3, RB(k)	0.00%	06/01/2055	268,000	19,713,946
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 2, Ref. RB(j)	5.38%	11/15/2040	2,500	2,529,520
Series 2014, Class 3, Ref. RB(j)	7.25%	11/15/2044	49,000	49,947,057
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(i)	3.00%	11/15/2051	10,000	7,350,622
New York State Urban Development Corp.;
Series 2019 A-1, RB(d)	5.00%	03/15/2045	46,015	49,329,898
Series 2020 E, Ref. RB	3.00%	03/15/2050	2,000	1,551,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(e)	5.25%	08/01/2031	$8,320	$8,834,602
Series 2020, Ref. RB(e)	5.38%	08/01/2036	8,730	9,408,180
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(e)	5.00%	08/01/2026	12,060	12,122,605
Series 2016, Ref. RB(e)	5.00%	08/01/2031	3,775	3,794,596
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(e)	5.00%	01/01/2023	2,000	2,014,035
Series 2018, RB(e)	5.00%	01/01/2028	10,000	10,543,994
Series 2018, RB(e)	5.00%	01/01/2034	4,905	5,059,861
Series 2018, RB(e)	4.00%	01/01/2036	4,500	4,262,136
Series 2018, RB(e)	5.00%	01/01/2036	3,065	3,155,098
Series 2020, RB(e)	4.00%	10/01/2030	2,500	2,466,363
Series 2020, RB(e)	5.00%	10/01/2035	3,200	3,336,709
Series 2020, RB(e)	5.00%	10/01/2040	8,000	8,240,245
Series 2020, RB(e)	4.38%	10/01/2045	58,000	53,818,571
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(e)	5.00%	07/01/2046	37,950	38,840,026
Series 2016 A, RB(e)	5.25%	01/01/2050	5,420	5,572,574
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(e)	5.00%	12/01/2037	1,500	1,578,729
Series 2022, RB(e)	5.00%	12/01/2041	1,000	1,037,747
Series 2022, RB(e)	4.00%	12/01/2042	5,000	4,501,951
Series 2022, RB(e)	5.00%	12/01/2042	3,800	3,934,670
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(e)(j)	4.75%	11/01/2042	2,390	2,308,601
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(j)(k)	0.00%	08/15/2060	368,350	21,524,311
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(f)	5.00%	07/01/2027	1,985	982,575
Series 2013 A, RB(f)	5.00%	07/01/2038	5,700	2,821,500
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2012 1-A, RB(d)	4.00%	11/15/2056	10,000	9,089,388
Series 2019 C, RB (INS - AGM)(i)	3.00%	11/15/2047	12,665	9,822,280
Series 2022 A, RB	5.00%	05/15/2047	7,985	8,716,220
Series 2022 A, RB	5.25%	05/15/2052	10,335	11,432,399
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	20,325	20,051,621
Series 2016 B, Ref. RB	5.00%	06/01/2048	14,205	13,783,599
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(j)	7.00%	06/01/2046	58,890	51,425,068
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,234	4,266,227
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	9,669,274
				1,089,563,198

North Carolina–0.59%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(e)	5.00%	06/30/2054	1,000	1,001,152
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB(b)(c)	6.25%	07/01/2023	3,750	3,865,662
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,185	1,179,769
Series 2018 A, RB	5.00%	10/01/2048	13,080	12,510,463
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2055	29,400	31,676,480
				50,233,526

North Dakota-0.03%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036	1,500	1,426,356
Series 2016, RB	5.20%	04/15/2046	1,125	1,030,600
				2,456,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–3.93%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2041	$3,800	$3,915,909
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	48,070	45,785,622
Series 2020 B-3, Ref. RB(k)	0.00%	06/01/2057	252,880	30,612,743
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(j)	6.75%	01/01/2044	13,900	14,118,601
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(e)	5.38%	09/15/2027	4,190	4,195,735
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(j)	5.00%	06/01/2028	3,435	3,478,192
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	26,990	27,795,050
Series 2017, Ref. RB	5.50%	02/15/2052	35,165	36,492,370
Series 2017, Ref. RB	5.00%	02/15/2057	10,000	10,093,756
Series 2017, Ref. RB	5.50%	02/15/2057	15,070	15,608,147
Darke (County of), OH (Wayne Healthcare); Series 2019 A, RB	5.00%	09/01/2049	2,000	1,822,929
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	991,819
Series 2020, Ref. RB	5.25%	11/15/2055	6,300	5,995,916
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center);
Series 2019, RB	5.00%	12/01/2039	715	729,499
Series 2019, RB	5.00%	12/01/2051	2,500	2,500,871
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	2,250	2,250,428
Hickory Chase Community Authority; Series 2019, Ref. RB(j)	5.00%	12/01/2040	1,390	1,304,979
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,121,368
Series 2019, Ref. RB	5.13%	12/01/2049	3,545	3,367,781
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $5,914,601)(g)(j)	6.00%	04/01/2038	7,270	2,733,520
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $1,179,414)(g)(j)	6.25%	12/31/2049	2,115	795,240
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group);
Series 2019 A, Ref. RB(d)(m)	4.00%	11/15/2042	16,780	15,273,299
Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,157,322
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	37,060	35,985,230
Series 2013, RB	5.00%	02/15/2048	3,120	2,963,726
Ohio (State of) Air Quality Development Authority; Series 2019, RB(e)(j)	5.00%	07/01/2049	22,750	21,559,017
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(e)(j)	4.50%	01/15/2048	500	501,154
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,757,819
Series 2015, Ref. RB	5.00%	12/01/2043	6,695	6,559,339
Southern Ohio Port Authority (Purecycle);
Series 2020 A, RB(e)(j)	6.25%	12/01/2025	6,000	5,821,583
Series 2020 A, RB(e)(j)	7.00%	12/01/2042	23,000	20,128,213
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,072,697
				333,489,874

Oklahoma–1.75%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007; Cost $3,155,000)(g)	6.63%	10/01/2037	3,155	2,999,253
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	1,858,243
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2057	10,180	9,603,949
Series 2022, RB(d)(m)	5.50%	08/15/2052	15,210	14,434,158
Series 2022, RB(d)(m)	5.50%	08/15/2057	23,320	22,000,403
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(f)	5.00%	08/01/2047	10,500	10,500
Series 2017, RB(f)	5.00%	08/01/2052	20,000	20,000
Series 2017, RB(f)	5.25%	08/01/2057	2,190	2,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	$1,300	$1,242,939
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(f)	6.88%	11/01/2046	2,469	6,172
Series 2016 A, RB(f)	6.63%	11/30/2049	1,164	2,911
Series 2016 A, RB(f)	7.00%	11/01/2051	2,429	6,072
Series 2016 B-1, RB(f)	5.25%	11/30/2049	1,664	4,159
Tulsa (City of), OK Authority for Economic Opportunity (Santa Fe Square); Series 2021, RB(j)	4.38%	12/01/2041	4,000	3,410,108
Tulsa (City of), OK Municipal Airport Trust;
Series 2000 A, Ref. RB(e)	5.50%	06/01/2035	18,625	18,868,717
Series 2001 B, Ref. RB(e)	5.50%	12/01/2035	15,000	15,196,283
Series 2001 C, Ref. RB(e)	5.50%	12/01/2035	51,025	51,692,688
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	6,500	6,724,079
				148,082,824

Oregon–0.27%
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2032	500	505,208
Series 2017 A, Ref. RB	5.00%	11/15/2037	500	500,643
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	2,630,174
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, RB(d)	4.00%	06/01/2046	16,025	15,016,268
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	1,835	1,665,084
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 A, Ref. RB	5.00%	11/15/2046	3,000	2,650,623
				22,968,000

Pennsylvania–1.10%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(j)	6.00%	05/01/2042	5,075	5,407,000
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2022, RB(j)	5.25%	05/01/2042	3,750	3,892,029
Chester (County of), PA Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,323,903
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,235,681
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,663,865
Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,326,512
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,269,297
Series 2019, RB	5.00%	12/01/2054	1,000	891,777
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,960	4,892,830
Series 2014 B, RB(h)	7.50%	02/01/2044	1,379	722,991
Series 2014 C, RB(f)	0.00%	02/01/2044	4,122	21,601
Montgomery (County of), PA Higher Education & Health Authority; Series 2017, Ref. RB	4.00%	12/01/2048	3,000	2,651,968
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB(b)(c)	5.25%	01/15/2025	4,000	4,254,267
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(d)	5.00%	06/15/2034	15,450	15,907,417
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(e)	5.50%	11/01/2044	4,000	4,019,891
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	14,200	10,934,000
Pennsylvania (Commonwealth of) Turnpike Commission; Series 2013 B-2, RB(h)	6.00%	12/01/2037	7,000	6,276,132
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	1,390	1,369,711
Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	5,826,196
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,604,127
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,029,580
Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	$4,575	$4,252,598
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,537,898
				93,342,089

Puerto Rico–9.60%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	935	958,750
Series 2002, RB	5.50%	05/15/2039	27,590	28,021,077
Series 2002, RB	5.63%	05/15/2043	5,415	5,512,225
Series 2005 A, RB(k)	0.00%	05/15/2050	473,480	80,779,807
Series 2008 B, RB(k)	0.00%	05/15/2057	784,260	38,154,171
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2024	2,469	2,281,955
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	9,503	5,408,000
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	21,656	19,912,084
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	11,853	10,351,727
Series 2022, RB	0.00%	11/01/2051	62,766	30,990,844
Subseries 2022, RN	0.00%	11/01/2043	40,992	21,162,101
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	7,162	7,407,701
Series 2020 A, Ref. RB(j)	5.00%	07/01/2047	50,060	50,217,434
Series 2021 B, RB(j)	4.00%	07/01/2042	40,000	35,371,044
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (Acquired 05/31/2019; Cost $32,250)(f)(g)	5.50%	12/01/2049	50	40,563
Series 2004 PP, Ref. RB (Acquired 01/23/2018; Cost $740,912) (INS - NATL)(g)(i)	5.00%	07/01/2023	755	756,897
Series 2007 TT, RB (Acquired 08/09/2018-07/23/2020; Cost $341,781)(f)(g)	5.00%	07/01/2023	515	418,438
Series 2007 TT, RB (Acquired 08/09/2018-09/12/2018; Cost $4,328,288)(f)(g)	5.00%	07/01/2026	6,685	5,431,562
Series 2007 TT, RB (Acquired 09/12/2018; Cost $1,521,625)(f)(g)	5.00%	07/01/2027	2,350	1,909,375
Series 2007 TT, RB (Acquired 08/09/2018-12/10/2020; Cost $10,499,375)(f)(g)	5.00%	07/01/2032	16,805	13,654,062
Series 2007 VV, Ref. RB (Acquired 01/24/2018; Cost $4,508,426) (INS - NATL)(g)(i)	5.25%	07/01/2024	4,560	4,617,959
Series 2007 VV, Ref. RB (Acquired 07/19/2018-07/23/2018; Cost $9,695,818) (INS - NATL)(g)(i)	5.25%	07/01/2030	9,275	9,354,275
Series 2007 VV, Ref. RB (Acquired 10/12/2017; Cost $21,579,680) (INS - AGM)(g)(i)	5.25%	07/01/2031	20,000	20,295,828
Series 2007 VV, Ref. RB (Acquired 07/19/2018-08/20/2018; Cost $6,626,332) (INS - NATL)(g)(i)	5.25%	07/01/2032	6,275	6,372,791
Series 2008 WW, RB (Acquired 04/13/2017-01/30/2019; Cost $8,093,245)(f)(g)	5.00%	07/01/2028	13,620	11,066,250
Series 2008 WW, RB (Acquired 02/21/2020; Cost $1,757,250)(f)(g)	5.25%	07/01/2033	2,200	1,787,500
Series 2008 WW, RB (Acquired 08/09/2018-01/27/2022; Cost $16,239,731)(f)(g)	5.50%	07/01/2038	19,685	16,067,881
Series 2010 AAA, RB (Acquired 08/09/2018; Cost $894,375)(f)(g)	5.25%	07/01/2031	1,350	1,096,875
Series 2010 AAA, RB (Acquired 08/09/2018-07/23/2020; Cost $1,799,500)(f)(g)	5.25%	12/01/2049	2,355	1,901,662
Series 2010 CCC, RB (Acquired 08/09/2018; Cost $209,625)(f)(g)	5.00%	07/01/2025	325	264,063
Series 2010 CCC, RB (Acquired 01/16/2019; Cost $8,709,138)(f)(g)	5.25%	07/01/2026	14,455	11,744,687
Series 2010 CCC, RB (Acquired 12/10/2020; Cost $746,400)(f)(g)	5.00%	07/01/2028	960	780,000
Series 2010 CCC, RB (Acquired 01/16/2019; Cost $4,579,000)(f)(g)	5.25%	07/01/2028	7,600	6,175,000
Series 2010 DDD, Ref. RB (Acquired 01/16/2019; Cost $692,875)(f)(g)	5.00%	12/31/2049	1,150	934,375
Series 2010 EEE, RB (Acquired 12/10/2020; Cost $695,863)(f)(g)	6.05%	07/01/2032	895	724,950
Series 2010 XX, RB (Acquired 01/31/2019-07/23/2020; Cost $4,255,250)(f)(g)	5.25%	07/01/2035	6,799	5,524,187
Series 2010 XX, RB (Acquired 02/20/2020-01/19/2022; Cost $11,307,850)(f)(g)	5.25%	07/01/2040	13,940	11,326,250
Series 2010 YY, RB (Acquired 12/10/2020; Cost $933,000)(f)(g)	6.13%	07/01/2040	1,200	972,000
Series 2010 ZZ, Ref. RB (Acquired 08/09/2018; Cost $41,925)(f)(g)	5.25%	07/01/2024	65	52,813
Series 2010 ZZ, Ref. RB (Acquired 08/09/2018-12/16/2020; Cost $591,500)(f)(g)	5.25%	07/01/2026	875	710,938
Series 2012 A, RB (Acquired 04/12/2017-07/23/2020; Cost $1,595,020)(f)(g)	4.80%	07/01/2029	2,260	1,827,775
Series 2012 A, RB (Acquired 04/12/2017-12/10/2020; Cost $18,269,412)(f)(g)	5.00%	07/01/2042	25,280	20,540,000
Series 2012 A, RB (Acquired 06/15/2018; Cost $1,362,050)(f)(g)	5.05%	07/01/2042	3,095	2,506,950
Series 2012 A, RB (Acquired 06/20/2018-01/31/2019; Cost $2,171,863)(f)(g)	5.00%	12/31/2049	3,535	2,872,187
Series 2013 A, RB (Acquired 05/31/2019; Cost $4,301,506)(f)(g)	7.00%	07/01/2033	6,030	5,110,425
Series 2013 A, RB (Acquired 05/31/2019; Cost $10,323,550)(f)(g)	6.75%	07/01/2036	15,090	12,751,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2013 A, RB (Acquired 05/31/2019-08/12/2019; Cost $2,168,200)(f)(g)	7.00%	07/01/2040	$2,675	$2,267,062
Series 2013 A, RB (Acquired 04/13/2017-12/11/2020; Cost $14,299,039)(f)(g)	7.00%	12/31/2049	20,415	17,250,675
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, Ref. RB(f)	4.75%	07/01/2038	2,231	674,878
Series 2003 G, RB(f)	5.00%	12/31/2049	9,340	2,825,350
Series 2003 G, RB(f)	5.00%	12/31/2049	7,500	2,268,750
Series 2003 H, Ref. RB(f)	5.00%	07/01/2035	175	52,938
Series 2003 H, Ref. RB(f)	5.00%	12/31/2049	180	54,450
Series 2003 H, Ref. RB(f)	5.45%	12/31/2049	4,480	1,355,200
Series 2004 J, RB(f)	4.80%	07/01/2024	220	66,550
Series 2005 K, RB(f)	5.00%	07/01/2023	12,275	3,713,187
Series 2005 K, RB(f)	5.00%	07/01/2026	155	46,888
Series 2005 K, RB(f)	5.00%	12/31/2049	3,585	1,084,462
Series 2007 M, RB(f)	5.00%	07/01/2024	2,565	775,913
Series 2007 M, RB(f)	5.00%	07/01/2027	520	157,300
Series 2007 M, RB(f)	5.00%	07/01/2032	4,850	1,467,125
Series 2007 M, RB(f)	5.00%	07/01/2037	530	160,325
Series 2007 M, RB(f)	5.00%	12/31/2049	3,565	1,078,412
Series 2007 N, Ref. RB(f)	5.50%	07/01/2023	3,580	1,082,950
Series 2007 N, Ref. RB(f)	5.50%	07/01/2025	3,130	946,825
Series 2007 N, Ref. RB(f)	5.50%	07/01/2026	3,195	966,487
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(e)	6.63%	06/01/2026	21,245	22,013,372
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 UU, Ref. RB (Acquired 02/12/2021; Cost $3,527,500) (3 mo. USD LIBOR + 0.68%)(f)(g)(o)	2.21%	07/01/2025	4,250	3,150,312
Series 2007 UU, Ref. RB (Acquired 02/12/2021; Cost $1,701,500) (3 mo. USD LIBOR + 0.70%)(f)(g)(o)	2.23%	07/01/2031	2,050	1,519,562
Series 2007 UU, Ref. RB (Acquired 12/11/2020-02/12/2021; Cost $5,023,125)(f)(g)	1.00%	12/01/2049	6,350	4,429,125
Series 2008 WW, RB (Acquired 12/10/2020-12/11/2020; Cost $646,688)(f)(g)	5.38%	07/01/2023	825	671,344
Series 2010 AAA, RB (Acquired 02/20/2020; Cost $666,750)(f)(g)	5.25%	07/01/2025	840	682,500
Series 2010 XX, RB (Acquired 12/11/2020; Cost $492,900)(f)(g)	4.63%	07/01/2025	620	501,425
Series 2010 XX, RB (Acquired 12/10/2020; Cost $308,000)(f)(g)	5.25%	07/01/2026	385	312,813
Series 2010 ZZ, Ref. RB (Acquired 12/10/2020; Cost $375,250)(f)(g)	4.50%	07/01/2023	475	384,156
Series 2010 ZZ, Ref. RB (Acquired 12/10/2020; Cost $270,300)(f)(g)	5.00%	07/01/2024	340	276,250
Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $508,800)(f)(g)	4.63%	07/01/2025	640	517,600
Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $349,088)(f)(g)	5.00%	07/01/2026	435	353,438
Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $248,775)(f)(g)	5.00%	07/01/2028	310	251,875
Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $1,967,625)(f)(g)	4.10%	12/01/2049	2,475	1,970,719
Series 2013 A, RB (Acquired 08/12/2019; Cost $1,725,150)(f)(g)	7.25%	12/31/2049	2,120	1,802,000
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2029	1,927	1,476,030
Series 2018 A-1, RB(k)	0.00%	07/01/2031	2,484	1,720,866
Series 2018 A-1, RB(k)	0.00%	07/01/2033	10,296	6,426,162
Series 2018 A-1, RB	4.50%	07/01/2034	6,168	6,216,579
Series 2018 A-1, RB	4.55%	07/01/2040	4,089	4,088,973
Series 2018 A-1, RB(k)	0.00%	07/01/2046	5,515	1,579,365
Series 2018 A-1, RB(k)	0.00%	07/01/2051	212,394	45,297,056
Series 2018 A-1, RB	4.75%	07/01/2053	30,479	29,147,047
Series 2018 A-1, RB	5.00%	07/01/2058	49,364	47,888,403
Series 2019 A-2, RB	4.33%	07/01/2040	54,409	52,954,642
Series 2019 A-2, RB	4.54%	07/01/2053	314	289,809
Series 2019 A-2, RB	4.78%	07/01/2058	25,223	23,586,073
				813,921,711

Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	30,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–0.12%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(j)	5.75%	06/15/2049	$2,000	$2,086,023
South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(j)	8.75%	07/01/2025	3,000	3,046,108
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	897,653
Series 2013, RB	5.13%	05/01/2048	2,000	1,776,911
Series 2017, Ref. RB	5.00%	05/01/2042	250	225,886
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	998,382
South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy); Series 2021 A, RB(j)	5.00%	06/15/2051	1,330	1,160,087
				10,191,050

Tennessee–0.56%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	12,377,715
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	195,155
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	510,186
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $14,580,099)(g)(j)	6.00%	12/31/2049	14,875	5,593,000
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $12,784,288)(g)(j)	6.25%	12/31/2049	19,400	7,294,400
New Memphis Arena Public Building Authority (City of Memphis);
Series 2021, RB(k)	0.00%	04/01/2036	1,300	735,821
Series 2021, RB(k)	0.00%	04/01/2037	1,475	788,852
Series 2021, RB(k)	0.00%	04/01/2038	1,250	631,418
Series 2021, RB(k)	0.00%	04/01/2039	1,250	596,143
Series 2021, RB(k)	0.00%	04/01/2040	1,375	619,080
Series 2021, RB(k)	0.00%	04/01/2042	1,300	521,241
Series 2021, RB(k)	0.00%	04/01/2043	1,350	511,936
Series 2021, RB(k)	0.00%	04/01/2044	1,000	359,575
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	1,470	1,422,663
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	13,931,781
Series 2016 A, Ref. RB(j)	5.00%	09/01/2031	750	683,651
Series 2016 A, Ref. RB(j)	5.00%	09/01/2037	1,145	982,637
				47,755,254

Texas–7.35%
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	7,500	5,940,550
Series 2021, Ref. RB	4.50%	02/15/2056	2,000	1,571,522
Series 2022, RB(j)	6.38%	02/15/2052	4,000	4,108,932
Series 2022, RB(j)	6.50%	02/15/2057	6,000	6,159,048
Arlington Higher Education Finance Corp. (Newman International Academy); Series 2021, RB	5.00%	08/15/2051	1,000	933,433
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	2,000	2,062,040
Aubrey Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2047	10,000	9,755,137
Bexar (County of), TX; Series 2021, Ctfs. of Obligation (INS - BAM)(i)	3.00%	06/15/2047	5,000	4,037,010
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB(e)(j)	9.00%	03/01/2039	1,960	2,103,206
Series 2019, RB(e)	7.00%	03/01/2039	10,700	10,335,434
Series 2019, RB(e)(j)	9.00%	03/01/2039	3,360	3,605,496
Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(e)(j)	3.63%	07/01/2026	7,000	6,382,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	$1,000	$1,031,666
Series 2015, RB	5.75%	08/15/2045	8,000	8,208,912
Series 2018 D, RB	5.75%	08/15/2033	6,190	6,418,876
Series 2018 D, RB	6.00%	08/15/2038	14,250	14,838,484
Series 2018 D, RB	6.13%	08/15/2048	28,950	30,041,916
Community Independent School District;
Series 2022 B, GO Bonds (CEP-Texas Permanent School Fund)	4.00%	02/15/2046	4,600	4,342,365
Series 2022 B, GO Bonds (CEP-Texas Permanent School Fund)	4.00%	02/15/2050	2,000	1,869,560
Corpus Christi Independent School District;
Series 2022, GO Bonds (CEP-Texas Permanent School Fund)	4.00%	08/15/2040	1,120	1,103,473
Series 2022, GO Bonds (CEP-Texas Permanent School Fund)	4.00%	08/15/2041	1,165	1,143,337
Series 2022, GO Bonds (CEP-Texas Permanent School Fund)	4.00%	08/15/2042	700	683,125
Series 2022, GO Bonds (CEP-Texas Permanent School Fund)	4.00%	08/15/2047	6,400	6,105,246
Del Valle Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	10,000	9,810,379
Eagle Mountain & Saginaw Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2047	10,000	9,521,811
El Paso (City of), TX; Series 2021 B, GO Bonds	4.00%	08/15/2047	1,250	1,175,653
Forney Independent School District;
Series 2022 B, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2047	3,500	3,412,022
Series 2022 B, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2052	10,000	9,534,367
Galveston Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	3,500	3,358,314
Godley Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,585	5,322,622
Grand Parkway Transportation Corp.;
Series 2013 B, RB(b)(c)(d)	5.25%	10/01/2023	24,405	25,162,168
Series 2013 B, RB(h)	5.85%	10/01/2048	17,000	17,869,074
Grand Prairie Housing Finance Corp.;
Series 2003, RB (Acquired 06/28/2010; Cost $6,030,000)(g)	7.75%	01/01/2034	6,030	5,371,039
Series 2003, RB(f)(l)(p)	7.75%	01/01/2034	3,595	287,600
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,355,801
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	9,081,251
Harris (County of), TX; Series 2021, GO Bonds	4.00%	10/01/2036	10	10,263
Hays Consolidated Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2047	13,000	12,415,517
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(e)	6.63%	07/15/2038	16,000	16,037,403
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(e)	4.75%	07/01/2024	825	834,160
Series 2014, Ref. RB(e)	5.00%	07/01/2029	33,205	33,364,069
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 C, Ref. RB(e)	5.00%	07/15/2027	6,775	6,987,031
Series 2021, RB(e)	4.00%	07/15/2041	5,000	4,524,261
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	4.00%	10/01/2051	1,350	1,113,169
Ingram Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2047	3,500	3,349,176
Katy Independent School District; Series 2021, GO Bonds (INS - BAM)(i)	3.00%	02/15/2046	5,000	4,152,165
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(b)(c)(j)	5.60%	08/15/2024	4,420	4,648,111
Lamar Consolidated Independent School District; Series 2021, GO Bonds (INS - BAM)(i)	3.00%	02/15/2051	5,000	3,932,255
Leander Independent School District;
Series 2014 C, GO Bonds(b)(c)(k)	0.00%	08/15/2024	71,355	18,237,995
Series 2014 D, Ref. GO Bonds(b)(c)(k)	0.00%	08/15/2024	3,645	1,873,277
Liberty Hill Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/01/2051	5,000	3,695,688
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(j)	4.63%	10/01/2031	21,150	21,467,335
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB	5.00%	07/01/2037	1,610	563,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	$285	$246,352
Series 2021 A-2, RB	7.50%	11/15/2036	2,390	2,138,921
Series 2021, RB	2.00%	11/15/2061	7,250	3,803,219
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	18,395	14,586,271
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,750	7,424,567
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	6,790	6,667,625
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries);
Series 2013, RB(b)	6.50%	01/01/2043	4,325	4,379,839
Series 2013, RB(b)	6.50%	01/01/2048	5,675	5,746,957
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,284,088
Series 2016 A, RB	5.50%	11/15/2046	2,975	2,705,073
Series 2016 A, RB	5.50%	11/15/2052	2,350	2,097,181
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	1,000	931,401
Series 2018, Ref. RB	5.25%	10/01/2049	7,940	7,367,140
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(j)	5.50%	08/15/2035	845	874,834
Series 2015 A, RB(j)	5.75%	08/15/2045	2,015	2,077,755
North Texas Tollway Authority; Series 2011 B, RB(b)(c)(k)	0.00%	09/01/2031	15,500	7,508,468
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2020, Ref. RB(e)(j)	4.00%	01/01/2050	6,125	4,855,218
Series 2021, RB(e)(j)	2.75%	01/01/2036	1,750	1,303,558
Series 2021, RB(e)(j)	3.00%	01/01/2050	10,000	6,517,168
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(b)(c)	7.50%	11/15/2024	2,350	2,591,203
Series 2014 A, RB(b)(c)	7.75%	11/15/2024	5,100	5,650,553
Series 2014 A, RB(b)(c)	8.00%	11/15/2024	6,000	6,672,751
San Antonio (City of), TX River Authority; Series 2021, RB (INS - BAM)(i)	3.00%	01/01/2046	3,725	2,915,512
Sanger Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2047	4,000	3,863,276
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $37,110,000)(e)(f)(g)(l)	8.00%	07/01/2038	37,110	9,277,500
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	5,800	5,608,519
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana);
Series 2017, RB	6.75%	11/15/2047	13,125	13,586,715
Series 2017, RB	6.75%	11/15/2052	965	996,950
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,015,000)(f)(g)	5.75%	02/15/2025	1,015	659,750
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(f)(g)	5.75%	02/15/2029	1,600	1,040,000
Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(f)(g)	8.00%	02/15/2038	13,350	8,677,500
Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,170,658)(f)(g)	6.38%	02/15/2048	26,895	17,481,750
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(f)(g)	6.38%	02/15/2052	25,055	16,285,750
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(f)(g)	6.38%	02/15/2041	8,755	5,690,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	1,000	1,002,688
Series 2020, Ref. RB	6.75%	11/15/2051	4,000	3,929,413
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,970,995
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	18,637	14,765,024
Texas (State of) Transportation Commission;
Series 2019, RB(k)	0.00%	08/01/2051	6,000	1,277,188
Series 2019, RB(k)	0.00%	08/01/2052	6,000	1,203,517
Series 2019, RB(k)	0.00%	08/01/2053	1,000	189,527
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(e)	5.00%	12/31/2055	12,135	12,255,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility);
Series 2013, RB(e)	7.00%	12/31/2038	$4,000	$4,128,068
Series 2013, RB(e)	6.75%	06/30/2043	17,450	17,940,432
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	55,067
Waco Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	08/15/2052	5,000	3,971,705
				623,451,321

Utah–0.88%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(j)	3.75%	03/01/2041	1,910	1,518,495
Series 2021 A, GO Bonds(j)	4.00%	03/01/2051	6,625	5,075,735
Series 2021 B, GO Bonds(j)	7.38%	09/15/2051	5,500	4,538,552
Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds	9.00%	03/15/2053	1,239	1,241,154
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(j)	5.13%	03/01/2051	3,280	2,649,023
Series 2022 B, GO Bonds(j)	8.00%	03/15/2051	579	496,891
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(j)	4.50%	08/01/2040	1,205	1,143,035
Series 2020 A, RB(j)	5.00%	08/01/2050	6,500	6,174,951
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(j)	3.63%	02/01/2035	600	504,874
Series 2021 A, GO Bonds(j)	4.13%	02/01/2041	500	413,901
Series 2021 A, GO Bonds(j)	4.38%	02/01/2051	1,100	884,230
Series 2021 B, GO Bonds(j)	7.38%	08/15/2051	600	505,282
Salt Lake City (City of), UT;
Series 2018 A, RB(d)(e)	5.00%	07/01/2043	14,750	15,240,145
Series 2018 A, RB(d)(e)	5.00%	07/01/2048	11,250	11,568,207
Series 2021 A, RB(e)	5.00%	07/01/2046	200	208,381
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(j)	5.00%	06/15/2052	9,640	8,404,574
Utah (State of) Charter School Finance Authority (Beehive Science & Technology);
Series 2021, RB(j)	4.00%	10/15/2051	6,940	5,313,032
Series 2021, RB(j)	4.00%	10/15/2056	4,665	3,450,192
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(j)	5.00%	06/15/2050	2,000	1,879,925
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, RB	5.38%	07/15/2030	925	926,160
Utah (State of) Charter School Finance Authority (Renaissance Academy); Series 2020, Ref. RB(j)	5.00%	06/15/2055	2,080	2,040,381
				74,177,120

Virginia–0.80%
Ballston Quarter Community Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	1,635	1,264,929
Series 2016 A, RB	5.50%	03/01/2046	10,000	7,054,546
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2049	7,265	6,566,216
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB (Acquired 01/23/2020; Cost $ 1,669,597)(g)	5.00%	09/01/2040	1,645	1,235,006
Series 2020, RB (Acquired 01/23/2020; Cost $ 1,210,000)(g)	5.13%	09/01/2055	1,210	844,157
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	21,035,389
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	3,000,149
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(e)	4.00%	01/01/2040	500	460,423
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(e)	5.00%	12/31/2049	22,215	22,642,534
Series 2017, RB(e)	5.00%	12/31/2056	2,150	2,185,768
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2040	1,750	1,752,691
				68,041,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–1.31%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	$3,000	$3,078,019
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,756,677
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,647,548
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(e)	5.00%	04/01/2030	19,500	19,619,086
Seattle (Port of), WA; Series 2022 B, Ref. RB(e)	4.00%	08/01/2047	2,500	2,312,878
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(d)(m)	5.00%	07/01/2048	27,000	27,945,969
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021 B, RB	4.00%	07/01/2043	11,790	10,733,565
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(e)(j)	5.63%	12/01/2040	9,000	9,120,556
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(j)	5.00%	07/01/2036	1,460	1,425,724
Series 2016 A, Ref. RB(j)	5.00%	07/01/2046	1,700	1,574,990
Series 2016 A, Ref. RB(j)	5.00%	07/01/2051	9,650	8,812,849
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(j)	7.00%	07/01/2045	2,150	2,227,557
Series 2015 A, RB(j)	7.00%	07/01/2050	1,500	1,552,129
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(j)	5.00%	01/01/2031	1,500	1,463,003
Series 2016 A, Ref. RB(j)	5.00%	01/01/2046	6,950	6,202,643
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(j)	5.00%	07/01/2050	2,000	1,962,135
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(j)	5.00%	01/01/2055	4,000	3,431,594
				110,866,922

West Virginia–0.75%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	2,854,532
Series 2013, Ref. RB(f)(j)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(j)	5.75%	06/01/2042	15,000	11,665,629
Series 2019 B, Ref. RB(j)	7.50%	06/01/2042	6,140	5,072,524
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB(b)(c)(j)	6.75%	07/01/2023	5,650	5,844,950
Monongalia (County of), WV Commission Excise Tax District;
Series 2021 A, Ref. RB(j)	4.13%	06/01/2043	3,000	2,776,543
Series 2021 B, RB(j)	4.88%	06/01/2043	1,750	1,603,357
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(j)	5.75%	06/01/2043	6,000	6,177,346
Series 2020, Ref. RB(j)	7.50%	06/01/2043	13,205	14,057,075
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(e)(j)	7.25%	02/01/2036	10,965	8,701,433
Series 2018, RB(e)(j)	8.75%	02/01/2036	4,500	4,206,694
				63,460,083

Wisconsin–5.36%
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(d)(m)	5.00%	03/01/2041	24,000	25,238,873
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(i)(k)	0.00%	12/15/2060	120,000	19,424,340
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	2,000	1,960,718
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	5,203,778
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	2,072,583
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(d)	5.00%	11/15/2039	38,800	40,629,901
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	5,000	4,585,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	$1,950	$1,844,508
Series 2019, Ref. RB	5.00%	11/01/2046	11,050	9,974,141
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,085,287
Wisconsin (State of) Public Finance Authority; Series 2020 A, RB(j)	5.25%	03/01/2045	5,000	4,846,042
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(j)	6.25%	10/01/2031	3,475	3,151,990
Series 2017 A, RB(j)	6.85%	10/01/2047	25,735	21,857,948
Series 2017 A, RB(j)	7.00%	10/01/2047	1,250	1,064,251
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(f)(j)	6.25%	08/01/2027	1,550	1,364,000
Series 2017, RB(f)(j)	6.75%	08/01/2031	15,590	12,472,000
Series 2017, RB(j)	6.50%	12/01/2037	25,000	22,167,600
Series 2017, RB(j)	6.75%	12/01/2042	12,270	10,932,979
Series 2017, RB(j)	7.00%	12/01/2050	8,900	7,970,758
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy); Series 2021 A, RB(j)	5.00%	06/15/2051	2,000	1,679,472
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(j)	5.13%	06/01/2048	10,500	10,504,461
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(j)	5.00%	06/01/2050	1,250	1,227,809
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(j)	5.75%	10/01/2053	4,880	4,999,326
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $1,440,000)(g)(j)	5.75%	11/01/2024	1,440	1,305,005
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(g)(j)	6.25%	11/01/2028	2,525	2,186,424
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,583)(g)(j)	6.85%	11/01/2046	34,350	27,071,352
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(f)(g)(j)	8.50%	11/01/2046	8,000	5,200,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(j)	6.13%	02/01/2048	5,535	5,132,720
Series 2020 A, RB(j)	6.13%	02/01/2050	3,305	3,057,992
Series 2022 A, RB(j)	6.13%	02/01/2050	3,580	3,312,439
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	3,616,853
Series 2019 A, RB	5.75%	12/01/2048	6,863	5,824,701
Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio);
Series 2022 B, RB(j)	5.63%	02/01/2046	3,500	3,523,742
Series 2022 B, RB(j)	6.00%	02/01/2062	6,500	6,638,645
Wisconsin (State of) Public Finance Authority (Kipp Charlotte, Inc.); Series 2020 A, RB(j)	5.00%	10/15/2055	350	343,314
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(j)	5.25%	06/15/2049	5,775	5,774,520
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(j)	6.25%	01/01/2038	11,000	6,765,000
Series 2018 A-1, RB(j)	6.38%	01/01/2048	16,520	10,159,800
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(j)	5.25%	05/15/2037	1,000	971,007
Series 2017 A, Ref. RB(j)	5.25%	05/15/2042	1,230	1,166,266
Series 2017 A, Ref. RB(j)	5.25%	05/15/2047	1,225	1,140,053
Series 2017 A, Ref. RB(j)	5.25%	05/15/2052	3,300	3,030,960
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(e)	7.25%	06/01/2035	10,940	10,217,799
Series 2017, Ref. RB(e)(j)	7.13%	06/01/2041	15,375	13,703,465
Wisconsin (State of) Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB(f)(j)	5.50%	12/01/2048	76	23,584
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	4,165	3,588,988
Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	6,463,517
Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group); Series 2019, Ref. RB(j)	5.00%	09/01/2049	1,450	1,230,021
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	17,802,964
Series 2018 A, RB	5.35%	12/01/2045	24,750	25,385,857

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(j)	6.50%	01/01/2041	$10,000	$8,467,616
Series 2021 A, RB(j)	6.85%	01/01/2051	11,110	8,947,376
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(b)(c)(j)	6.00%	11/15/2024	2,500	2,539,332
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	6,400	6,596,146
Wisconsin (State of) Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB(j)	4.00%	06/01/2036	1,000	844,513
Wisconsin (State of) Public Finance Authority (Southminster);
Series 2018, RB(j)	5.00%	10/01/2043	500	464,880
Series 2018, RB(j)	5.00%	10/01/2048	6,600	5,984,599
Series 2018, RB(j)	5.00%	10/01/2053	3,000	2,679,709
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(j)	5.00%	06/15/2052	1,000	953,795
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,140,760
Wisconsin (State of) Public Finance Authority (WFCS Portfolio); Series 2021 A-1, RB(j)	5.00%	01/01/2056	1,150	1,077,470
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(j)	5.00%	03/01/2052	2,300	2,114,292
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(j)	5.00%	12/01/2031	7,830	7,938,996
Series 2016, RB(j)	5.25%	12/01/2039	10,685	10,803,596
				454,448,162
Total Municipal Obligations (Cost $9,875,438,321)				9,535,966,442

U.S. Dollar Denominated Bonds & Notes–0.46%
Florida–0.15%
Empire Green Generation LLC(j)	12.00%	01/01/2023	12,500	12,484,375

Louisiana–0.18%
Nola Oil Terminal LLC(j)	12.00%	09/15/2022	15,000	14,981,250

Pennsylvania–0.13%
Talen Energy Supply LLC(f)	6.50%	06/01/2025	12,500	11,273,437
Total U.S. Dollar Denominated Bonds & Notes (Cost $38,514,027)				38,739,062
TOTAL INVESTMENTS IN SECURITIES(q) –112.91% (Cost $9,913,952,348)				9,574,705,504
FLOATING RATE NOTE OBLIGATIONS–(13.48)%
Notes with interest and fee rates ranging from 2.21% to 2.44% at 08/31/2022 and contractual maturities of collateral ranging from 11/01/2023 to 08/15/2057 (See Note 1K)(r)				(1,142,715,000)
BORROWINGS–(0.81)%				(69,000,000)
OTHER ASSETS LESS LIABILITIES–1.38%				117,223,068
NET ASSETS–100.00%				$8,480,213,572

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39	Invesco High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(e)	Security subject to the alternative minimum tax.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $381,122,776, which represented 4.49% of the Fund’s Net Assets.
(g)	Restricted security. The aggregate value of these securities at August 31, 2022 was $516,748,768, which represented 6.09% of the Fund’s Net Assets.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $1,793,729,636, which represented 21.15% of the Fund’s Net Assets.
(k)	Zero coupon bond issued at a discount.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $275,385,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(p)	Restructured security not accruing interest income. The value of this security at August 31, 2022 represented less than 1% of the Fund’s Net Assets.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Fund’s investments with a value of $1,625,061,152 are held by TOB Trusts and serve as collateral for the $1,142,715,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Interest Rate Risk

U.S. Treasury 10 Year Notes	6,347	December-2022	$(742,003,969)	$5,982,105	$5,982,105

(a)	Futures contracts collateralized by $11,590,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	80.43%
General Obligation Bonds	14.10
Pre-Refunded Bonds	5.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40	Invesco High Yield Municipal Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $9,913,952,348)	$9,574,705,504

Other investments:
Variation margin receivable – futures contracts	1,090,896

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	11,590,000

Receivable for:
Investments sold	111,810,845

Fund shares sold	10,065,796

Interest	153,423,392

Investments matured, at value (Cost $94,216,206)	91,717,672

Investment for trustee deferred compensation and retirement plans	590,427

Other assets	1,711,277

Total assets	9,956,705,809

Liabilities:
Floating rate note obligations	1,142,715,000

Payable for:
Borrowings	69,000,000

Investments purchased	167,455,683

Dividends	15,254,606

Fund shares reacquired	35,951,465

Amount due custodian	41,672,536

Accrued fees to affiliates	3,426,535

Accrued interest expense	99,581

Accrued trustees’ and officers’ fees and benefits	7,491

Accrued other operating expenses	231,699

Trustee deferred compensation and retirement plans	677,641

Total liabilities	1,476,492,237

Net assets applicable to shares outstanding	$8,480,213,572

Net assets consist of:
Shares of beneficial interest	$9,617,214,403

Distributable earnings (loss)	(1,137,000,831)

$8,480,213,572

Net Assets:
Class A	$5,234,871,981

Class C	$400,527,368

Class Y	$2,175,238,092

Class R5	$142,369

Class R6	$669,433,762

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	586,071,117

Class C	44,978,864

Class Y	243,154,135

Class R5	15,953

Class R6	75,050,304

Class A:
Net asset value per share	$8.93

Maximum offering price per share (Net asset value of $8.93 ÷ 95.75%)	$9.33

Class C:
Net asset value and offering price per share	$8.90

Class Y:
Net asset value and offering price per share	$8.95

Class R5:
Net asset value and offering price per share	$8.92

Class R6:
Net asset value and offering price per share	$8.92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41	Invesco High Yield Municipal Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$256,860,959

Expenses:
Advisory fees	23,148,868

Administrative services fees	720,121

Custodian fees	27,400

Distribution fees:
Class A	7,021,322

Class C	2,074,444

Interest, facilities and maintenance fees	14,243,082

Transfer agent fees – A, C and Y	2,906,525

Transfer agent fees – R5	74

Transfer agent fees – R6	59,910

Trustees’ and officers’ fees and benefits	40,841

Registration and filing fees	138,797

Reports to shareholders	120,622

Professional services fees	326,345

Other	270,012

Total expenses	51,098,363

Less: Expense offset arrangement(s)	(567)

Net expenses	51,097,796

Net investment income	205,763,163

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(148,060,298)

Futures contracts	12,422,587

(135,637,711)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(905,153,936)

Futures contracts	6,232,105

(898,921,831)

Net realized and unrealized gain (loss)	(1,034,559,542)

Net increase (decrease) in net assets resulting from operations	$(828,796,379)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42	Invesco High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31, 2022	February 28, 2022

Operations:

Net investment income	$205,763,163	$418,523,480

Net realized gain (loss)	(135,637,711)	43,674,375

Change in net unrealized appreciation (depreciation)	(898,921,831)	(300,915,371)

Net increase (decrease) in net assets resulting from operations	(828,796,379)	161,282,484

Distributions to shareholders from distributable earnings:

Class A	(120,453,264)	(259,211,014)

Class C	(8,063,554)	(18,774,894)

Class Y	(54,113,047)	(123,351,862)

Class R5	(3,332)	(6,774)

Class R6	(16,342,196)	(33,850,863)

Total distributions from distributable earnings	(198,975,393)	(435,195,407)

Share transactions–net:

Class A	(395,258,593)	89,215,608

Class C	(78,335,823)	(62,913,536)

Class Y	(331,169,066)	174,949,804

Class R5	640	1,240

Class R6	(51,840,129)	125,135,956

Net increase (decrease) in net assets resulting from share transactions	(856,602,971)	326,389,072

Net increase (decrease) in net assets	(1,884,374,743)	52,476,149

Net assets:

Beginning of period	10,364,588,315	10,312,112,166

End of period	$8,480,213,572	$10,364,588,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43	Invesco High Yield Municipal Fund

Statement of Cash Flows

For the six months ended August 31, 2022

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(828,796,379)

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(1,386,483,140)

Proceeds from sales of investments	2,021,379,299

Proceeds from sales of short-term investments, net	150,710,473

Amortization of premium on investment securities	16,750,529

Accretion of discount on investment securities	(42,538,536)

Increase in variation margin - futures contracts	(3,900,906)

Net realized loss from investment securities	148,060,298

Net change in unrealized depreciation on investment securities	905,153,936

Change in operating assets and liabilities:

Decrease in receivables and other assets	241,725

Decrease in accrued expenses and other payables	(112,271)

Increase in cash collateral – exchange-traded futures contracts	(9,030,000)

Net cash provided by operating activities	971,435,028

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(90,594,760)

Increase in payable for amount due custodian	24,712,985

Proceeds from shares of beneficial interest sold	1,383,524,499

Proceeds of TOB Trusts	1,005,000

Proceeds from borrowings	36,500,000

Disbursements from shares of beneficial interest reacquired	(2,326,582,752)

Net cash provided by (used in) financing activities	(971,435,028)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$108,516,702

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$14,242,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44	Invesco High Yield Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/22	$9.94	$0.21	$(1.02)	$(0.81)	$(0.20)	$8.93	(8.19)%		$5,234,872	1.17	%(d)	1.17	%(d)	0.86	%(d)	4.43	%(d)	15%
Year ended 02/28/22	10.19	0.39	(0.23)	0.16	(0.41)	9.94	1.44		6,253,279	0.98		0.98		0.86		3.76		17
Year ended 02/28/21	10.68	0.42	(0.47)	(0.05)	(0.44)	10.19	(0.25)		6,323,866	1.03		1.03		0.86		4.28		26
Year ended 02/29/20	9.87	0.43	0.83	1.26	(0.45)	10.68	13.00		6,659,123	1.13		1.13		0.86		4.19		10
Year ended 02/28/19	9.93	0.43	(0.02)	0.41	(0.47)	9.87	4.17		5,561,342	1.22		1.22		0.86		4.37		24
Year ended 02/28/18	9.87	0.52	0.01	0.53	(0.47)	9.93	5.46		5,360,001	1.06		1.06		0.89		5.17		14
Class C
Six months ended 08/31/22	9.91	0.17	(1.01)	(0.84)	(0.17)	8.90	(8.55	)(e)	400,527	1.84	(d)(e)	1.84	(d)(e)	1.53	(d)(e)	3.76	(d)(e)	15
Year ended 02/28/22	10.15	0.31	(0.22)	0.09	(0.33)	9.91	0.78	(e)	530,125	1.71	(e)	1.71	(e)	1.59	(e)	3.03	(e)	17
Year ended 02/28/21	10.64	0.35	(0.48)	(0.13)	(0.36)	10.15	(0.99	)(e)	605,479	1.77	(e)	1.77	(e)	1.60	(e)	3.54	(e)	26
Year ended 02/29/20	9.84	0.35	0.82	1.17	(0.37)	10.64	12.09		948,191	1.88		1.88		1.61		3.44		10
Year ended 02/28/19	9.89	0.36	(0.02)	0.34	(0.39)	9.84	3.52		860,988	1.97		1.97		1.61		3.62		24
Year ended 02/28/18	9.84	0.45	0.00	0.45	(0.40)	9.89	4.57		1,282,971	1.81		1.81		1.64		4.42		14
Class Y
Six months ended 08/31/22	9.96	0.22	(1.02)	(0.80)	(0.21)	8.95	(8.05)		2,175,238	0.92	(d)	0.92	(d)	0.61	(d)	4.68	(d)	15
Year ended 02/28/22	10.21	0.42	(0.24)	0.18	(0.43)	9.96	1.70		2,780,042	0.73		0.73		0.61		4.01		17
Year ended 02/28/21	10.70	0.45	(0.48)	(0.03)	(0.46)	10.21	0.01		2,684,515	0.78		0.78		0.61		4.53		26
Year ended 02/29/20	9.89	0.46	0.82	1.28	(0.47)	10.70	13.25		3,291,052	0.88		0.88		0.61		4.44		10
Year ended 02/28/19	9.94	0.46	(0.02)	0.44	(0.49)	9.89	4.54		2,557,003	0.97		0.97		0.61		4.62		24
Year ended 02/28/18	9.89	0.55	0.00	0.55	(0.50)	9.94	5.61		2,562,437	0.81		0.81		0.64		5.42		14
Class R5
Six months ended 08/31/22	9.93	0.22	(1.02)	(0.80)	(0.21)	8.92	(8.10)		142	0.95	(d)	0.95	(d)	0.64	(d)	4.65	(d)	15
Year ended 02/28/22	10.18	0.41	(0.23)	0.18	(0.43)	9.93	1.67		158	0.76		0.76		0.64		3.98		17
Year ended 02/28/21	10.67	0.44	(0.47)	(0.03)	(0.46)	10.18	(0.02)		160	0.79		0.79		0.62		4.52		26
Year ended 02/29/20	9.87	0.46	0.81	1.27	(0.47)	10.67	13.20		189	0.86		0.86		0.59		4.46		10
Year ended 02/28/19	9.92	0.46	(0.02)	0.44	(0.49)	9.87	4.51		215	0.99		0.99		0.63		4.60		24
Year ended 02/28/18	9.86	0.55	0.01	0.56	(0.50)	9.92	5.70		314	0.80		0.80		0.63		5.43		14
Class R6
Six months ended 08/31/22	9.93	0.22	(1.02)	(0.80)	(0.21)	8.92	(8.06)		669,434	0.87	(d)	0.87	(d)	0.56	(d)	4.73	(d)	15
Year ended 02/28/22	10.18	0.42	(0.23)	0.19	(0.44)	9.93	1.75		800,984	0.68		0.68		0.56		4.06		17
Year ended 02/28/21	10.66	0.45	(0.46)	(0.01)	(0.47)	10.18	0.14		698,091	0.72		0.72		0.56		4.59		26
Year ended 02/29/20	9.86	0.46	0.82	1.28	(0.48)	10.66	13.25		649,785	0.81		0.81		0.54		4.51		10
Year ended 02/28/19	9.91	0.46	(0.01)	0.45	(0.50)	9.86	4.59		388,029	0.92		0.92		0.56		4.67		24
Period ended 02/28/18(f)	9.90	0.50	(0.03)	0.47	(0.46)	9.91	4.76		208,446	0.74	(d)	0.74	(d)	0.57	(d)	5.49	(d)	14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.92%, 0.98% and 0.99% for the six months ended August 31, 2022 and the years ended February 28, 2022 and 2021, respectively.

(f)	Commencement date of April 04, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45	Invesco High Yield Municipal Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

    The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    Effective as of the open of business June 28, 2022, the Fund reopened to all investors.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

46	Invesco High Yield Municipal Fund

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

47	Invesco High Yield Municipal Fund

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

N.

Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

During the period, the Fund experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

O.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

48	Invesco High Yield Municipal Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 300 million	0.600%
Next $300 million	0.550%
Over $600 million	0.500%

    For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.50%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plan”). The Fund, pursuant to the Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $124,829 in front-end sales commissions from the sale of Class A shares and $171,098 and $16,836 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

49	Invesco High Yield Municipal Fund

    The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$9,505,342,591	$30,623,851	$9,535,966,442

U.S. Dollar Denominated Bonds & Notes	–	38,739,062	–	38,739,062

Total Investments in Securities	–	9,544,081,653	30,623,851	9,574,705,504

Other Investments - Assets*

Investments Matured	–	90,726,772	990,900	91,717,672

Futures Contracts	5,982,105	–	–	5,982,105

Total Investments	$5,982,105	$9,634,808,425	$31,614,751	$9,672,405,281

*	Futures contracts are valued at unrealized appreciation. Investments matured are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2022:

Value
Interest
Derivative Assets	Rate Risk
Unrealized appreciation on futures contracts – Exchange-Traded(a)	$5,982,105
Derivatives not subject to master netting agreements	(5,982,105)
Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable at period end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2022

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Interest
Rate Risk
Realized Gain:
Futures contracts	$12,422,587
Change in Net Unrealized Appreciation:
Futures contracts	6,232,105
Total	$18,654,692

    The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$572,659,013

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $567.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

50	Invesco High Yield Municipal Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

    During the six months ended August 31, 2022, the average daily balance of borrowing under the revolving credit and security agreement was $216,296 with an average interest rate of 1.36%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $1,153,063,840 and 1.97%, respectively.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$329,686,760	$303,016,619	$632,703,379

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $1,469,414,736 and $2,095,891,634, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$354,828,552

Aggregate unrealized (depreciation) of investments	(757,745,583)

Net unrealized appreciation (depreciation) of investments	$(402,917,031)

Cost of investments for tax purposes is $10,075,322,312.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	59,889,041	$546,492,321	78,726,847	$814,171,948

Class C	1,735,480	15,739,961	3,700,257	38,195,218

Class Y	69,870,084	639,676,699	99,433,377	1,031,956,209

Class R6	17,057,551	156,208,834	38,817,697	402,547,569

Issued as reinvestment of dividends:
Class A	7,033,898	64,493,173	13,327,131	137,730,919

Class C	597,171	5,460,076	1,234,645	12,716,823

Class Y	2,866,901	26,353,401	6,304,682	65,291,247

Class R5	74	677	130	1,343

Class R6	1,333,418	12,209,375	2,321,895	23,948,570

51	Invesco High Yield Municipal Fund

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	3,241,845	$29,704,083	3,569,960	$36,895,640

Class C	(3,251,885)	(29,704,083)	(3,581,930)	(36,895,640)

Reacquired:
Class A	(113,263,946)	(1,035,948,170)	(87,041,079)	(899,582,899)

Class C	(7,616,043)	(69,831,777)	(7,468,080)	(76,929,937)

Class Y	(108,835,984)	(997,199,166)	(89,472,817)	(922,297,652)

Class R5	(4)	(37)	(10)	(103)

Class R6	(24,042,359)	(220,258,338)	(29,042,329)	(301,360,183)

Net increase (decrease) in share activity	(93,384,758)	$(856,602,971)	30,830,376	$326,389,072

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52	Invesco High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$918.10	$5.66	$1,019.31	$5.96	1.17%
Class C	1,000.00	914.50	8.88	1,015.93	9.35	1.84
Class Y	1,000.00	919.50	4.45	1,020.57	4.69	0.92
Class R5	1,000.00	919.00	4.60	1,020.42	4.84	0.95
Class R6	1,000.00	919.40	4.21	1,020.82	4.43	0.87

1

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

53	Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco High Yield Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco High Yield Municipal Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a

54	Invesco High Yield Municipal Fund

particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fourth, fourth and fifth quintile, respectively of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses as well as the levels of the Fund’s breakpoints in light of current assets. The Board requested and considered additional information from management regarding the Fund’s actual and contractual management fees in light of current asset levels, as well as the Fund’s total expenses relative to peers. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco

55	Invesco High Yield Municipal Fund

Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

56	Invesco High Yield Municipal Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242                                         Invesco Distributors, Inc.                                                                  VK-HYM-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco Intermediate Term Municipal Income Fund

Nasdaq:

A: VKLMX ∎ C: VKLCX ∎ Y: VKLIX ∎ R6: VKLSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

33	Financial Statements

36	Financial Highlights

37	Notes to Financial Statements

43	Fund Expenses

44	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.84%
Class C Shares	-6.22
Class Y Shares	-5.73
Class R6 Shares	-5.69
S&P Municipal Bond Index▼ (Broad Market Index)	-5.44
S&P Municipal Bond 2-17 Years Investment Grade Index▼ (Style-Specific Index)	-4.24
Lipper Intermediate Municipal Debt Funds Index∎ (Peer Group Index)	-4.78

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The S&P Municipal Bond 2-17 Years Investment Grade Index seeks to measure the performance of investment-grade US municipals with maturities between two and 17 years.
The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Intermediate Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	3.96%
10 Years	1.69
5 Years	0.49
1 Year	-11.09

Class C Shares
Inception (10/19/93)	3.63%
10 Years	1.35
5 Years	0.25
1 Year	-10.40

Class Y Shares
Inception (8/12/05)	3.33%
10 Years	2.21
5 Years	1.26
1 Year	-8.65

Class R6 Shares
10 Years	2.11%
5 Years	1.30
1 Year	-8.50

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Intermediate Term Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Intermediate Term Municipal Income Fund (renamed Invesco Intermediate Term Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Intermediate Term Municipal Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Intermediate Term Municipal Income Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-101.34%
Alabama-1.29%

Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$3,500	$3,729,205

Alabaster (City of), AL Board of Education; Series 2014 A, GO Wts. (INS - AGM)(b)	5.00%	09/01/2025	1,500	1,570,013

Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,494,559
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	55	54,843
Series 2016, RB	5.50%	06/01/2030	2,000	1,965,226

Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS - SGI)(b)	4.38%	09/01/2025	10	10,016

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	5,340,395

Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,462,556

Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(c)(d)	2.15%	04/01/2024	1,625	1,610,908

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(c)	4.00%	12/01/2031	5,000	4,922,657

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	4.50%	05/01/2032	2,991	2,737,101

UAB Medicine Finance Authority; Series 2019, RB	5.00%	09/01/2031	550	614,252

				26,511,731

Arizona-2.29%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,545,399

Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	1,901	1,838,616

Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(e)	5.00%	07/01/2039	1,000	1,007,988

Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(e)	5.00%	07/01/2037	630	642,679

Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2035	2,600	2,038,406

Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2038	1,810	1,912,444

Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,066,031

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,130,795

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,214,716

Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(e)	4.00%	10/15/2047	2,000	1,741,450

Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB	5.00%	07/01/2037	315	330,549

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(e)	4.00%	07/01/2041	1,275	1,129,108

Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,182,599

Navajo (Nation of); Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	725	773,925

Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	262,713
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 1,273,978)(f)	5.00%	11/15/2024	1,270	1,233,125
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 2,105,000)(f)	5.25%	11/15/2029	2,105	1,936,005

Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,015,401

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	5.75%	07/01/2024	440	451,700

Phoenix Civic Improvement Corp.; Series 2019 A, RB	5.00%	07/01/2033	3,500	3,838,638
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	5.38%	06/15/2035	1,360	1,383,460
Series 2021, RB(e)	4.00%	06/15/2041	740	628,739

Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	175	179,005

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	35	35,242

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.00%	07/01/2033	$2,245	$2,244,845

Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	5,985,566

Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(e)	5.50%	10/01/2027	1,245	1,228,700

University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,038

Verrado Community Facilities District No. 1; Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2023	825	826,829

Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,053,794

Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,037,735
				46,916,240

Arkansas-0.07%

Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2024	1,345	1,395,866

California-10.31%
Adelanto (City of), CA Public Utility Authority;
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	194,749
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	350,675
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	333,128
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	358,987
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	340,994
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	339,357

Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	108,562

Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(c)(g)	5.00%	09/01/2023	1,000	1,025,967
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	420,804
Series 2020 A, Ref. RB	5.00%	06/01/2033	600	652,403
California (State of);
Series 2015, Ref. GO Bonds	5.00%	03/01/2030	5,000	5,309,268
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	9,385	9,698,806
Series 2022, GO Bonds	5.00%	04/01/2033	2,000	2,354,424

California (State of) (Bid Group B); Series 2020, GO Bonds	5.00%	11/01/2036	10,000	11,349,185

California (State of) County Tobacco Securitization Agency; Series 2014, Ref. RB	4.00%	06/01/2029	765	767,729

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,250	2,283,506

California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(e)	5.00%	07/01/2040	1,000	1,004,615

California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,344,691
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	1,911	1,917,493
Series 2019 A-2, RB	4.00%	03/20/2033	6,706	6,651,201
Series 2021 A, RB	3.25%	08/20/2036	3,460	3,130,696
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	4,897	4,564,667
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	9,890	9,695,804

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	885,633

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	5,000	5,213,356

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	270	270,433

California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,067,416

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2022, RB	2.75%	11/15/2027	525	485,088

California (State of) Pollution Control Finance Authority; Series 2012, RB(a)(e)	5.00%	07/01/2027	5,590	5,615,748
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(e)	2.13%	11/15/2027	2,140	1,982,720
Series 2021, RB(e)	2.38%	11/15/2028	1,050	960,320
Series 2021, RB(e)	3.13%	05/15/2029	2,640	2,404,596
Series 2021, RB(e)	5.00%	11/15/2036	1,160	1,131,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	$1,070	$1,123,634
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,040,639
California (State of) Public Works Board (Various Capital);
Series 2021 B, RB	4.00%	05/01/2038	2,125	2,149,695
Series 2021 B, RB	4.00%	05/01/2039	1,500	1,506,639

California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	230	234,661

California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB(e)	4.13%	07/01/2024	270	273,533

California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	25	25,000
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2017 A, Ref. RB(e)	3.00%	11/01/2022	430	430,007
Series 2017 A, Ref. RB(e)	5.00%	11/01/2032	1,135	1,193,368
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	4,300	4,437,184
Series 2018 A, RB(e)	5.25%	12/01/2038	1,000	1,019,193

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,292,551

Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,610,533

Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. RB(g)	5.00%	09/01/2023	1,000	1,026,467

El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	100	100,339

El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	496,036

Fresno Unified School District (Election of 2016); Series 2018 A, GO Bonds(c)(g)(h)	0.00%	08/01/2026	225	153,370
Golden State Tobacco Securitization Corp.;
Series 2005 A, RB(g)(h)	0.00%	06/01/2028	55	47,326
Series 2017 A-1, Ref. RB(g)	5.00%	06/01/2027	4,000	4,478,459
Series 2018 A-1, Ref. RB(c)(g)	5.00%	06/01/2028	4,000	4,540,822
Imperial (County of), CA Local Transportation Authority;
Series 2022 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	3,800	4,207,251
Series 2022 B, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	7,220	7,993,429
Series 2022 C, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	1,100	1,217,941
Series 2022 D, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	2,880	3,188,376
Series 2022 E, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	5,165	5,717,794

Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	910	944,671

Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	979,117
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2022	710	710,000
Series 2013, RB	5.00%	09/02/2023	500	513,419

Lake Elsinore Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,228,928

Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,386,195

Los Angeles (City of), CA Department of Airports; Series 2020 C, RB(a)	5.00%	05/15/2039	1,160	1,234,928
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.00%	05/15/2044	7,005	7,262,333
Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	2,000	2,189,808
Series 2018 D, Ref. RB(a)	5.00%	05/15/2031	3,000	3,262,501

Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5,000	5,154,921

Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.00%	10/01/2028	1,595	1,711,064

M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	3,500	4,284,696

Murrieta Public Financing Authority; Series 2012, Ref. RB	5.00%	09/01/2023	1,000	1,000,000
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	3,390	3,132,667
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	3,790	3,832,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	$1,000	$1,071,274
Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,240,655

Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	2,059,125

Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	500	523,284

Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. RB(g)	5.00%	09/01/2022	575	575,000

Rancho Cordova (City of), CA Sunridge Anatolia Community Facilities District No. 2003-1; Series 2012, Ref. RB	5.00%	09/01/2023	450	450,000

Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,756

River Islands Public Financing Authority Community Facilities District No. 2003-1; Series 2015 A-1, Ref. RB	5.25%	09/01/2034	650	663,000

Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	404,562

Riverside (County of), CA Community Facilities District No. 04-2; Series 2012, Ref. RB	5.00%	09/01/2028	500	504,592

Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,473,278

Sacramento (City of), CA Transportation Authority; Series 2012, RB	5.00%	10/01/2025	60	60,136

San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	530,314
San Diego (County of), CA Regional Airport Authority;
Series 2013 B, RB(a)(g)	5.00%	07/01/2023	700	714,679
Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	2,841,670
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(a)	5.00%	01/01/2033	1,000	1,070,292
Series 2019 A, Ref. RB(a)	5.00%	01/01/2034	1,335	1,420,859
Series 2019 D, Ref. RB	5.00%	05/01/2030	1,800	2,049,178
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	750	751,152
Series 2013 B, RB	5.00%	08/01/2027	405	405,632

San Francisco (City of), CA Bay Area Rapid Transit District (Green Bonds); Series 2019 B1, GO Bonds	4.00%	08/01/2037	5,000	5,152,647

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	3,195	3,203,322

Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.00%	11/15/2022	520	522,080
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.00%	09/01/2026	990	1,008,960
Series 2013, RB	5.13%	09/01/2027	1,150	1,173,421

South Gate Utility Authority; Series 2012, RB(c)(g)	5.25%	10/01/2022	500	501,244

South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,178,422

University of California (Limited); Series 2017 M, RB	5.00%	05/15/2025	440	470,538

West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,033,802
Westlands Water District;
Series 2012 A, Ref. RB	5.00%	09/01/2026	100	100,000
Series 2012 A, Ref. RB	5.00%	09/01/2027	80	80,000
Series 2012 A, Ref. RB	5.00%	09/01/2027	20	20,000

William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,083,026
				211,377,887

Colorado-2.37%

Arkansas River Power Authority; Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	2,791,897

Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,480	1,459,570

BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	395,469

Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	525	526,988

Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2040	1,325	1,315,454

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2029	4,000	4,051,698

Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	525	481,394

Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	1,125	1,046,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)

Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2013 A, RB	5.00%	12/01/2036	$200	$202,612

Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,474,829

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A, Ref. RB	4.00%	08/01/2037	4,730	4,575,512
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	505	469,387
Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	750	646,408

Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	1,000	965,195
Denver (City & County of), CO;
Series 2012 A, RB(a)	5.00%	11/15/2022	740	743,568
Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	2,000	2,208,445
Series 2018 A-2, RB(h)	0.00%	08/01/2030	800	612,553
Series 2018 A-2, RB(h)	0.00%	08/01/2031	1,000	732,526
Series 2022 A, RB(a)	5.00%	11/15/2037	8,750	9,401,725

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	5,000	4,999,791

Denver (City & County of), CO Health & Hospital Authority; Series 2019 A, Ref. RB	4.00%	12/01/2038	2,500	2,310,850

Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2040	1,050	1,024,174

Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	180	172,907

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	513,932

Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2022	1,000	1,003,314

Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(e)(h)	0.00%	12/01/2025	250	210,213

Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	763,601
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	145,752
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	172,479
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	259,830
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	281,207
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	284,655
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	316,021
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	110,640

Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	957,483
				48,628,205

Connecticut–1.39%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,329,954
Series 2019 A, GO Bonds	5.00%	04/15/2035	4,300	4,760,322

Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	5,000	5,567,286
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 A, RB	5.00%	07/01/2033	1,510	1,653,223
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2030	285	301,229
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2031	540	566,263
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2033	600	622,082

Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,000	2,978,014
University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	2,940	3,134,663
Series 2017 A, RB	5.00%	01/15/2030	5,000	5,472,409
				28,385,445

District of Columbia–1.76%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,550	2,553,257
Metropolitan Washington Airports Authority;
Series 2010, RB (INS - BAM)(b)(h)	0.00%	10/01/2037	13,000	6,302,524
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,332,324
Series 2019 A, Ref. RB(a)	5.00%	10/01/2031	5,000	5,455,556
Series 2019 A, Ref. RB(a)	5.00%	10/01/2032	1,435	1,554,635
Series 2019 A, Ref. RB(a)	5.00%	10/01/2040	5,410	5,692,548
Series 2020 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,261,821
Series 2021 A, Ref. RB(a)	5.00%	10/01/2034	6,000	6,528,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(h)	0.00%	10/01/2037	$5,000	$2,349,395
Series 2010 A, RB (INS - AGM)(b)(h)	0.00%	10/01/2037	40	19,392
				36,049,604

Florida–6.07%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics);
Series 2014 A, RB	5.00%	12/01/2044	5,000	5,128,192
Series 2019, Ref. RB	5.00%	12/01/2034	2,570	2,737,081
Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2022	375	376,286
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	576,141
Series 2018 A, RB	5.00%	11/15/2038	1,100	1,144,501

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	16,215	16,199,150

Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2040	1,220	1,220,352

Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB(i)	4.50%	07/01/2038	500	95,000

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2032	2,545	2,399,325

Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(e)	5.00%	10/15/2037	510	512,944

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,215,000)(e)(f)(i)	7.25%	05/15/2026	1,215	777,600

Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,715,266

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,199,931

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(e)	7.38%	01/01/2049	10,000	9,539,356
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	1,265	1,315,410
Series 2020 C, Ref. RB(e)	4.00%	09/15/2030	470	450,310

Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	240	238,520
Greater Orlando Aviation Authority;
Series 2019 A, RB(a)	5.00%	10/01/2032	4,000	4,333,478
Series 2019 A, RB(a)	5.00%	10/01/2034	5,000	5,342,989

Greater Orlando Aviation Authority (Jetblue Airway); Series 2013, Ref. RB(a)	5.00%	11/15/2026	3,500	3,538,323

Halifax Hospital Medical Center; Series 2015, Ref. RB(c)(g)	5.00%	06/01/2025	325	346,213

Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,493,987)(f)	5.25%	04/03/2028	2,500	940,000

Lake (County of), FL (Lakeside at Waterman Village); Series 2020 B-1, Ref. RB	4.25%	08/15/2027	8,000	7,756,496

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(e)	5.00%	07/15/2028	485	487,297

Lee (County of), FL; Series 2021 B, RB(a)	5.00%	10/01/2035	5,000	5,385,647

Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.38%	12/01/2032	1,000	859,419
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,106,583
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,297,561
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,370,095

Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	1,981,961

Miami (City of), FL; Series 2012, Ref. RB(e)	5.00%	03/01/2030	100	101,240
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2042	3,000	2,812,339
Series 2022, RB	5.00%	07/01/2043	5,000	5,487,925
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2039	3,500	3,424,671
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2040	3,000	2,910,708
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2041	2,385	2,296,739

Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,046,835

Miami-Dade (County of), FL Expressway Authority; Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,731,150

Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	115	118,033

Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.00%	04/01/2023	500	504,996
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	373,390
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	319,284
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	530,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Palm Beach (County of), FL Health Facilities Authority; Series 2020 B-1, RB	3.00%	06/01/2027	$2,720	$2,533,965
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,500	3,662,917
Series 2020 B, RB	4.00%	11/15/2041	250	233,417

Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2023	1,965	1,971,614

Pinellas (County of), FL Educational Facilities Authority (Barry University); Series 2012, Ref. RB(c)(g)	5.25%	10/01/2022	2,500	2,505,973
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,150	999,490
Series 2021 B-2, RB	1.45%	01/01/2027	560	499,795

Reedy Creek Improvement District; Series 2013 1, Ref. RB	5.00%	10/01/2022	800	801,726
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2041	3,030	1,247,918
Series 2020 A, RB(h)	0.00%	09/01/2049	3,795	1,005,009
				124,491,559

Georgia–1.55%

Atlanta (City of), GA; Series 2019 D, RB(a)	4.00%	07/01/2037	1,510	1,460,853

Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2031	330	371,706

Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,858,814

College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,009
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	940	927,909
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,454,002

Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	830	800,197

Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,984,392
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	2.38%	01/01/2031	525	464,741
Series 2021, RB	4.00%	01/01/2036	1,100	1,032,930

Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,285,748

Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	908,249
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	437,274
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2041	485	466,385
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2046	1,295	1,221,510

Georgia (State of) Ports Authority; Series 2021, RB	4.00%	07/01/2040	1,750	1,734,309

Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	25	25,057

Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(c)(g)	5.00%	04/01/2024	795	822,498

Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(c)(e)	5.75%	06/15/2037	1,540	1,577,964

Main Street Natural Gas, Inc.; Series 2022 B, RB(c)	5.00%	06/01/2029	5,000	5,252,610

Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. RB	5.00%	07/01/2032	7,150	7,748,495
				31,850,652

Guam–0.34%
Guam (Territory of);
Series 2021 A, Ref. RB	5.00%	11/01/2035	4,000	4,118,269
Series 2021 F, Ref. RB	5.00%	01/01/2029	1,000	1,058,582

Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (AGM)(g)	5.00%	10/01/2022	1,700	1,703,443
				6,880,294

Hawaii–0.49%

Hawaii (State of) Department of Budget & Finance; Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,372,525

Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. RB	5.00%	11/15/2027	1,000	1,005,718

Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP(a)	5.00%	08/01/2023	1,250	1,273,247

Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, RB(j)	5.00%	07/01/2031	6,000	6,384,347
				10,035,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.10%

Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	$1,900	$2,088,214

Illinois–10.27%
Bartlett (Village of), IL (Quarry Redevelopment);
Series 2007, Ref. RB	5.60%	01/01/2023	195	195,122
Series 2016, Ref. RB	4.00%	01/01/2024	2,330	2,306,715

Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,613,336
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	1,795	1,842,298
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2030	250	260,557
Series 2004, RB	5.00%	11/01/2028	3,000	3,180,685
Series 2008 C, Ref. RB	5.00%	01/01/2029	2,500	2,614,842
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,566,993
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,209,189
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,682,217
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,202,640
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,234,764
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	9,000	9,484,077

Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	929	929,094
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,223,419
Series 2015 B, Ref. RB	5.00%	01/01/2031	3,000	3,143,017
Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,056,905
Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,049,046
Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,093,133
Series 2020 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2037	2,250	2,214,039
Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,090,809
Series 2017, RB	5.75%	04/01/2035	1,000	1,074,712
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,622,762
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,069,475
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,330,851
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,047,230
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,977
Series 2021 A, GO Bonds	5.00%	12/01/2037	5,000	5,224,231
Series 2021 B, Ref. GO Bonds	5.00%	12/01/2036	1,300	1,360,737

Chicago (City of), IL Metropolitan Water Reclamation District; Series 2015 C, GO Bonds(j)	5.00%	12/01/2027	7,000	7,398,873
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(a)	5.50%	01/01/2027	1,000	1,007,994
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,007,560
Series 2014 A, Ref. RB(a)	5.00%	01/01/2023	3,000	3,020,959

Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,196,669

Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.25%	12/01/2026	500	510,965
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	2,295	2,347,306
Series 2013, GO Bonds	5.50%	07/01/2038	2,500	2,549,121
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,237,861
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,092,110
Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,139,728
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,124,935
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	9,033,675
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,502,951
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	2,880,221
Series 2020, GO Bonds	5.50%	05/01/2024	1,000	1,036,583
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,357,317

Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,269,051

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,149,078

Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,341,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(c)(g)	5.00%	09/01/2024	$1,000	$1,050,075
Series 2014 A, RB(c)(g)	5.00%	09/01/2024	1,250	1,312,594

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	707,021

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,043	812,829

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(g)	6.25%	08/15/2023	1,505	1,553,022

Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	190	191,376

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,661,014
Illinois (State of) Finance Authority (The University of Chicago);
Series 2021 A, Ref. RB	5.00%	10/01/2036	1,600	1,845,371
Series 2021 A, Ref. RB	5.00%	10/01/2037	1,350	1,551,639
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	5.00%	10/01/2030	750	819,914
Series 2020, RB	5.00%	10/01/2031	750	804,336
Series 2020, RB	5.00%	10/01/2032	750	800,654
Series 2020, RB	5.00%	10/01/2033	750	796,632
Series 2020, RB	5.00%	10/01/2034	750	793,252
Series 2020, RB	5.00%	10/01/2035	750	791,298
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,169,655
Series 2002 A, Ref. RB (INS - NATL)(b)	5.70%	06/15/2023	1,295	1,320,831
Series 2002, RB (INS - AGM)(b)(h)	0.00%	12/15/2029	2,550	1,975,207
Series 2002, RB (INS - NATL)(b)(h)	0.00%	12/15/2032	13,490	8,824,992
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,048,220

Illinois (State of) Regional Transportation Authority; Series 2002 A, RB (INS - AGM)(b)	6.00%	07/01/2027	2,700	3,137,489
Illinois (State of) Sports Facilities Authority;
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	2,100	2,294,181
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,101,778
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,332,019

Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB	5.00%	01/01/2024	12,500	12,915,081

Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	760,796

Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	421	421,101

Markham (City of), IL (Library Purposes); Series 2005 B, GO Bonds (INS - AGC)(b)	5.25%	01/01/2023	10	10,018
Railsplitter Tobacco Settlement Authority;
Series 2017, RB	5.00%	06/01/2027	4,000	4,304,400
Series 2017, RB	5.00%	06/01/2028	2,000	2,146,414
Regional Transportation Authority;
Series 2018 B, RB(j)	5.00%	06/01/2031	3,800	4,265,260
Series 2018 B, RB(j)	5.00%	06/01/2032	3,995	4,476,626
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,095,523
Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,092,156
Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,259,684
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,083,212
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	3,642,206
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(c)(g)	5.00%	02/01/2028	205	230,508
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	895	1,003,943
				210,550,362

Indiana–0.75%

Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	570	511,270

Indiana (State of) Finance Authority (CWA Authority); Series 2021, Ref. RB	4.00%	10/01/2039	5,075	5,014,632

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	208,651

Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	989,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(e)	4.75%	11/01/2030	$575	$518,402
Series 2020 A, RB(e)	5.25%	11/01/2040	4,560	3,866,575
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2027	1,800	1,964,433
Series 2016, RB	5.00%	07/01/2028	1,250	1,362,755

Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	685	610,677

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(a)	5.88%	01/01/2024	325	332,885
				15,379,676

Iowa–0.56%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	4.00%	12/01/2032	5,350	5,336,368

Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2021 A, Ref. RB	4.00%	05/15/2046	3,500	2,754,360

Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, RB	4.00%	08/15/2023	1,200	1,201,824

Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	118,687
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2027	400	430,176
Series 2021 A-2, Ref. RB	5.00%	06/01/2028	700	759,562
Series 2021 A-2, Ref. RB	5.00%	06/01/2029	700	764,446
				11,365,423

Kansas–0.70%

Derby (City of), KS (Derby Star Bond); Series 2020, RB	3.90%	03/01/2037	1,175	1,133,915

Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(c)(g)	5.00%	07/01/2023	1,140	1,164,666
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,244,343
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,364,788
Manhattan (City of), KS (Meadowlark Hills);
Series 2021 A, Ref. RB	4.00%	06/01/2036	1,000	887,632
Series 2021 A, Ref. RB	4.00%	06/01/2046	1,150	930,608

Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.25%	12/01/2036	1,500	705,000
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,101,409
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,272,713
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,836,006

Wyandotte (County of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,740	1,785,978
				14,427,058

Kentucky–1.78%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	404,291
Series 2019, Ref. RB	5.00%	02/01/2031	460	491,488
Series 2019, Ref. RB	5.00%	02/01/2032	450	478,417

Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	1,000	1,064,993

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	2.90%	02/01/2025	1,430	1,433,347

Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,883,155
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,567,550
Series 2015 A, RB	5.00%	07/01/2030	3,000	3,120,990

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,499,609

Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	2,957,006
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	1,000	1,071,851
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,726,733
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,345,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016, Ref. RB (INS - NATL)(b)	5.00%	09/01/2031	$5,000	$5,433,838
Series 2019 A, Ref. RB	5.00%	09/01/2031	1,500	1,639,589
Series 2019 A, Ref. RB	5.00%	09/01/2032	1,600	1,742,704
Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,084,866

Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, RB	5.00%	08/01/2029	1,000	1,058,647
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	110,460
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	110,214
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	109,811
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	109,432

Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(c)	4.00%	01/01/2025	2,000	2,017,534
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,585,857
Series 2020 A, RB	4.00%	10/01/2040	1,500	1,409,282
				36,457,304

Louisiana–1.55%

Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(c)(g)	5.00%	06/01/2025	1,405	1,498,633
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/03/2028	250	235,000
Series 2017, Ref. RB	5.00%	07/02/2029	400	376,000
Series 2017, Ref. RB	5.00%	07/01/2030	500	470,000

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,663,790
New Orleans (City of), LA;
Series 2014, Ref. RB(c)(g)	5.00%	06/01/2024	500	521,614
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,312,809
Series 2015, RB(c)(g)	5.00%	06/01/2025	500	534,009
Series 2015, RB(c)(g)	5.00%	06/01/2025	300	320,405
Series 2015, RB(c)(g)	5.00%	06/01/2025	1,050	1,121,418
Series 2015, RB(c)(g)	5.00%	06/01/2025	1,000	1,068,017
Series 2015, RB(c)(g)	5.00%	06/01/2025	500	534,009
Series 2015, RB(c)(g)	5.00%	12/01/2025	500	539,074
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,750	1,886,757
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,000	1,078,147
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,200	1,293,776
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,165	1,256,041
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	1,823,765
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	1,876,329
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	100	109,052
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	238,033
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	156,415
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	107,234
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	390,144
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	219,946
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	147,483
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	109,052

St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(e)	6.10%	06/01/2030	2,700	2,987,156
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	2.10%	07/01/2024	1,000	986,347
Series 2017, Ref. RB(c)	2.13%	07/01/2024	2,000	1,973,579
Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,901,592
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	785	795,538
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,273,567
				31,804,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–0.62%

Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2033	$1,105	$1,080,096

Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2033	2,500	2,705,768

Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2033	2,000	2,073,454

Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.13%	02/15/2034	1,000	961,505

Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	99,622
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	5.00%	06/01/2028	250	265,583
Series 2021, Ref. RB	5.00%	06/01/2030	350	373,804
Series 2021, Ref. RB	5.00%	06/01/2032	400	424,426
Series 2021, Ref. RB	4.00%	06/01/2034	350	334,689
Series 2021, Ref. RB	4.00%	06/01/2036	450	424,433

Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(e)	4.00%	07/01/2024	855	849,466
Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	1,000	922,535
Series 2020, RB	4.00%	09/01/2040	2,500	2,271,455
				12,786,836

Massachusetts–1.67%

Massachusetts (Commonwealth of); Series 2005, Ref. RB (INS - NATL)(b)	5.50%	01/01/2034	3,000	3,543,768

Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2006 A, RB	5.25%	07/01/2031	1,330	1,602,559

Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	565,646
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,670,733
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,296,794
Series 2021 G, Ref. RB	5.00%	07/01/2038	300	321,389
Series 2021 G, Ref. RB	5.00%	07/01/2039	350	373,500
Series 2021 G, Ref. RB	4.00%	07/01/2046	1,000	895,929

Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(e)	5.00%	07/01/2041	2,050	1,744,295

Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,691,796

Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2037	1,500	1,576,469
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,208,141
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,228,295

Massachusetts (Commonwealth of) Development Finance Agency (SpringField College); Series 2021 B, Ref. RB	4.00%	06/01/2035	2,000	1,943,945

Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,045,802

Massachusetts (Commonwealth of) School Building Authority; Series 2018 B, RB	4.00%	02/15/2041	12,420	12,284,691

Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	324,040
				34,317,792

Michigan–3.08%

Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	85	84,666
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	700	726,517
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,075,038

East Lansing School District; Series 2017 I, GO Bonds	5.00%	05/01/2033	2,000	2,195,897

Great Lakes Water Authority; Series 2018 B, Ref. RB	5.00%	07/01/2029	3,000	3,408,685
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	870	856,805
Series 2019, Ref. RB	5.00%	05/15/2042	2,010	1,887,546
Series 2020, RB	2.88%	05/15/2026	1,520	1,450,035
Kentwood Economic Development Corp. (Holland Home Obligated Group);
Series 2019, Ref. RB	5.00%	11/15/2032	2,100	2,130,282
Series 2022, Ref. RB	4.00%	11/15/2031	1,000	940,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(c)(g)	5.00%	10/15/2025	$615	$662,234
Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	4,678,579
Michigan (State of) Finance Authority;
Series 2015, Ref. RB	5.00%	11/15/2032	245	255,273
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	810	828,065
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	1,000	1,042,983
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,041,887
Series 2014 D-2, Ref. RB (INS - AGM)(b)	5.00%	07/01/2026	9,000	9,409,907
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,213,086
Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	798,889
Series 2015, RB	5.00%	07/01/2035	2,900	3,054,924

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,152,115

Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,659,467

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 A, Ref. RB	5.00%	12/01/2034	2,000	2,150,671

Michigan (State of) Finance Authority (Wayne (County of) Criminal Justice Center); Series 2018, RB	5.00%	11/01/2029	1,500	1,707,673

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(e)	5.00%	07/01/2031	1,530	1,260,912

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(c)	4.00%	10/01/2026	1,230	1,216,288

Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	1,827,305

Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB (INS - BAM)(b)	5.00%	11/01/2026	1,805	1,946,241

Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	2,500	2,514,980
				63,177,230

Minnesota–0.39%

Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB (Acquired 08/06/2015; Cost $335,295)(f)	5.75%	08/01/2030	335	277,340
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	315,042
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	205,957
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	526,085
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,671,289

Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,786,681

St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,250,000)(c)(e)(f)(i)	6.00%	07/01/2027	1,250	1,125,000

St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	140	140,322
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	4.00%	12/01/2022	490	489,008
Series 2014, RB	4.00%	12/01/2023	300	296,967
Series 2014, RB	4.00%	12/01/2024	175	171,785
Series 2014, RB	5.00%	12/01/2029	1,000	987,378
				7,992,854

Mississippi–0.29%
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,096,707
Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,102,338
Mississippi (State of) Hospital Equipment & Facilities Authority (North Mississippi Health Services);
Series 2020, Ref. RB	5.00%	10/01/2033	650	695,997
Series 2020, Ref. RB	5.00%	10/01/2034	725	771,041
Series 2020, Ref. RB	5.00%	10/01/2035	600	634,797
Series 2020, Ref. RB	5.00%	10/01/2036	650	686,367

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,390	940,038
				5,927,285

Missouri–1.07%

Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	45	41,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	$3,000	$3,102,097
Series 2017, Ref. RB	5.00%	03/01/2029	100	105,661

Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	2,011,904

Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,005,589

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,059,198

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	15	14,673

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032	2,685	2,624,960
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,025,161
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,335,751
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,148,642

Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,063,484
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,590,928
Series 2015 A, Ref. RB	5.00%	12/01/2027	640	678,796

St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.00%	10/01/2028	305	284,456
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	340	340,033
Series 2012, RB	5.00%	09/01/2032	1,490	1,448,898

St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,041,609
				21,923,821

Nebraska–0.45%

Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	3,635	3,719,321

Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,399,716
				9,119,037

Nevada–0.31%

Carson (City of), NV (Carson Tahoe Regional Healthcare); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,000,000
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	130	134,406
Series 2015, RB	5.00%	08/01/2029	1,190	1,219,934
Series 2015, RB	5.00%	08/01/2031	1,315	1,342,470
Series 2015, RB	5.00%	08/01/2032	320	326,943

Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	25	25,706
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	235	231,685
Series 2020, RB	4.00%	12/01/2030	240	235,401

Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	2,000	1,815,248
				6,331,793

New Hampshire–0.27%

New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	2,408	2,350,886

New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(e)	3.75%	07/02/2040	605	517,694

New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(e)	3.63%	07/02/2040	370	311,182

New Hampshire (State of) Business Finance Authority (New York State Electric & Gas Corp.); Series 2022 A, Ref. RB(a)	4.00%	12/01/2028	2,300	2,360,139
				5,539,901

New Jersey–6.09%

Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	269,555

Burlington (County of), NJ Bridge Commission; Series 2002, RB	4.50%	10/15/2022	15	15,027

Casino Reinvestment Development Authority, Inc.; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,047,690

Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	2,000	2,236,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)

Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)(g)	5.00%	12/01/2024	$2,020	$2,071,338

New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2031	3,000	3,203,935
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(j)	5.50%	09/01/2022	7,500	7,500,000
Series 2013 NN, Ref. RB	5.00%	03/01/2026	305	308,279
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,111,421
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2028	5,035	5,496,480
Series 2017 DDD, RB(c)(g)	5.00%	06/15/2027	3,670	4,105,328

New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2019, Ref. RB(a)(c)	2.20%	12/03/2029	2,500	2,195,143
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(a)	5.13%	09/15/2023	1,770	1,789,521
Series 2012, RB(a)	5.75%	09/15/2027	3,225	3,230,371

New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(e)	6.20%	10/01/2044	200	203,413

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	107	115,393

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	475	475,377

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	1,000	1,024,266

New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	247,166
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	962,506
Series 2021, RB	4.00%	06/15/2038	1,000	966,758
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,434,751
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,196,474
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,023,420

New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,036,196
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	395,644
Series 2017 F, RB	5.00%	07/01/2033	415	415,148
Series 2017 F, RB	5.00%	07/01/2035	1,000	994,318

New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,067,589

New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,291,738

New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,367,203
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2013 1B, RB(a)	4.75%	12/01/2043	5,000	5,001,791
Series 2018 B, Ref. RB(a)	5.00%	12/01/2025	2,250	2,381,765
Series 2021 B, RB(a)	2.50%	12/01/2040	2,000	1,798,137
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(h)	0.00%	12/15/2028	255	203,118
Series 2009 C, RB	5.25%	06/15/2032	250	260,601
Series 2010 D, RB	5.25%	12/15/2023	1,500	1,546,163
Series 2013 AA, RB	5.25%	06/15/2030	710	722,176
Series 2013 AA, RB (INS - BAM)(b)	5.25%	06/15/2033	2,000	2,032,608
Series 2015 AA, RB	5.00%	06/15/2023	2,000	2,034,599
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,486,064
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,370,767
Series 2018 A, Ref. RN	5.00%	06/15/2023	2,500	2,544,819
Series 2018 A, RN(j)(k)	5.00%	06/15/2029	4,500	4,835,981
Series 2018 A, RN(j)(k)	5.00%	06/15/2030	2,000	2,144,010
Series 2019, Ref. RB	5.00%	12/15/2024	2,500	2,615,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Series 2020 AA, RB	4.00%	06/15/2037	$2,000	$1,945,714
Series 2021 A, Ref. RB	4.00%	06/15/2034	1,485	1,464,010
Series 2021 A, Ref. RB	4.00%	06/15/2035	10,245	10,037,658
Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	1,953,933

New Jersey (State of) Turnpike Authority; Series 2021 A, RB	4.00%	01/01/2042	3,000	2,879,473

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(a)(g)	5.00%	12/01/2023	2,765	2,816,229

South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	515,854
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	2,500	2,716,841
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	5,406,404
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,650	5,006,719
Series 2018 A, Ref. RB	5.00%	06/01/2032	335	359,121
Series 2018 B, Ref. RB	3.20%	06/01/2027	10	10,003
				124,887,255

New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	701,245
Series 2019 A, RB	5.00%	05/15/2039	500	471,306
				1,172,551

New York–11.38%

Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB(e)	5.00%	10/01/2038	500	496,161

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(e)	5.25%	12/31/2033	1,500	1,416,577

Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(e)	4.50%	01/01/2025	530	540,282

Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(e)	2.50%	06/15/2031	375	322,784
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,167,666
Series 2018, RB	5.00%	09/01/2029	1,000	1,128,043
Metropolitan Transportation Authority;
Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,297,521
Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(l)(m)	0.90%	11/01/2035	10,000	10,000,000
Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,955,012
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,625,099
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-2, Ref. RB	5.00%	11/15/2024	1,360	1,421,349
Series 2017 C-2, Ref. RB(h)	0.00%	11/15/2029	1,000	769,532

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,765	1,606,928

Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	999,293

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	452	449,066

New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	360,771
New York & New Jersey (States of) Port Authority;
Series 2014, RB(a)	4.00%	09/01/2034	10,000	10,054,926
Series 2019 218, RB(a)	5.00%	11/01/2030	3,000	3,334,195
Series 2019, RB(a)	5.00%	11/01/2033	1,525	1,650,309
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,158,822
Two Hundred Seventh Series 2018, Ref. RB(a)(j)(k)	5.00%	09/15/2028	9,000	9,831,830
Two Hundred Thirty Third Series 2021, Ref. RB(a)	4.00%	07/15/2036	1,625	1,599,948
New York (City of), NY;
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,053,355
Series 2016 E, Ref. GO Bonds	5.00%	08/01/2027	5,000	5,454,436
Series 2019 B-1, GO Bonds	5.00%	10/01/2033	2,000	2,223,986
Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	4,911,533
Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	4,888,396
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	5,500,238
Series 2021 B-1, RB	4.00%	08/01/2036	8,000	8,002,415
Series 2021 E-1, RB	4.00%	02/01/2038	5,390	5,297,485
Series 2021, Ref. RB	4.00%	11/01/2036	2,825	2,823,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	02/15/2032	$2,055	$2,160,851
Series 2019 A, RB	5.00%	10/01/2033	2,115	2,316,227
Series 2019 A, Ref. RB	5.00%	03/15/2037	3,000	3,259,261
Series 2020 A, Ref. RB	4.00%	03/15/2036	5,000	4,992,865
Series 2022 A, Ref. RB	4.00%	03/15/2040	10,620	10,318,463

New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,922,860
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028	2,300	2,419,996
Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,295,299
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(e)	5.00%	12/01/2024	300	308,978
Series 2017, Ref. RB(e)	5.00%	12/01/2033	2,000	2,032,840
Series 2017, Ref. RB(e)	5.00%	12/01/2034	1,000	1,012,630

New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(m)	5.00%	11/01/2026	35	35,819
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030	500	555,155
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,105,127
Series 2019 B, RB	4.00%	01/01/2037	1,490	1,462,964

New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	10,000	9,609,944

New York City Housing Development Corp. (Sustainable Development); Series 2022 A, RB	2.70%	08/01/2037	2,150	1,763,964

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2042	4,520	4,403,431
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	294,171
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	282,548
Series 2016 B, Ref. RB	5.00%	06/01/2031	250	261,293

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	2,660	2,976,067

New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(b)	2.75%	11/15/2041	9,000	7,083,467
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,615	1,714,890
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,077,684
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	8,190	8,232,515
Series 2016, Ref. RB(a)	5.00%	08/01/2031	17,000	17,088,278
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	10,415,858
Series 2018, RB(a)	5.00%	01/01/2034	1,540	1,588,621
Series 2018, RB(a)	5.00%	01/01/2036	960	988,220
Series 2020, RB(a)	4.00%	10/01/2030	3,000	2,959,636

New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment); Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	977,353
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,084,110
Series 2020 A, Ref. RB(a)	5.00%	12/01/2032	1,250	1,334,707
Series 2020, Ref. RB	5.00%	12/01/2027	1,985	2,153,433
Series 2020, Ref. RB	5.00%	12/01/2029	1,000	1,095,669
Series 2020, Ref. RB	5.00%	12/01/2030	1,000	1,110,266
Series 2020, Ref. RB	5.00%	12/01/2033	1,600	1,720,760
Series 2022, RB(a)	5.00%	12/01/2026	1,000	1,060,769
Series 2022, RB(a)	5.00%	12/01/2028	2,145	2,310,410
Series 2022, RB(a)	5.00%	12/01/2029	3,000	3,251,030

Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(b)	5.00%	12/01/2031	1,000	1,114,524

Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	487,978

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	1,355	1,366,783

Triborough Bridge & Tunnel Authority; Series 2013 A, Ref. RB	5.00%	11/15/2026	75	76,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	$2,000	$2,109,395
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,577,697
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,049,320
				233,161,639

North Carolina–1.45%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2034	750	812,463
Series 2017 A, RB	5.00%	07/01/2035	1,000	1,078,987

Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,462,556

New Hanover (County of), NC (New Hanover Regional Medical Center); Series 2017, Ref. RB(c)(g)	5.00%	10/01/2027	1,000	1,118,053

North Carolina (State of) (Garvee); Series 2019, RB	5.00%	03/01/2033	3,240	3,602,881
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,755,769
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,254,197
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,379,225
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,443,013

North Carolina (State of) Medical Care Commission; Series 2020 A, RB	5.00%	07/01/2033	1,250	1,361,818

North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	2,131,330
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	260,049
Series 2021, RB	4.00%	03/01/2030	285	265,332
Series 2021, RB	4.00%	03/01/2031	290	266,154
Series 2021, RB	4.00%	03/01/2036	900	773,322
Series 2021, RB	4.00%	03/01/2041	1,050	858,003
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	2.50%	10/01/2024	740	719,476
Series 2020, RB	2.88%	10/01/2026	650	620,346

North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	5,365,082

North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,349,770

Raleigh (City of), NC Durham Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2031	1,750	1,925,219
				29,803,045

North Dakota–0.15%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	475	471,921
Series 2016, RB	5.10%	04/15/2036	2,815	2,676,794
				3,148,715

Ohio–2.66%

American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,013,575

Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2037	8,310	8,227,369

Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,194,910

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	5.75%	01/01/2024	350	351,718

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2027	1,000	1,041,358

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation); Series 2018, Ref. RB	5.00%	12/01/2033	2,460	2,539,694

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	4,295	4,349,006

Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.00%	02/15/2032	3,980	4,165,675

Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	1,750	1,838,887

Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2027	3,410	3,825,226

Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	750	750,143

Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	2,113,177

Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,608,815

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,241,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of);
Series 2020 A, Ref. RB	5.00%	01/15/2033	$600	$652,111
Series 2020 A, Ref. RB	5.00%	01/15/2034	1,000	1,080,631
Series 2020 A, Ref. RB	5.00%	01/15/2035	900	968,033

Ohio (State of) (Portsmouth Bypass); Series 2015, RB(a)	5.00%	12/31/2025	1,300	1,374,815

Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	9,000	8,239,439

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(a)(e)	3.75%	01/15/2028	5,400	5,534,176

Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	359,534
				54,469,431

Oklahoma–0.60%

Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	2,858,167

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	967,271

Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(i)	4.75%	11/01/2023	852	2,129

Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,292,528

Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,172,369
				12,292,464

Oregon–1.15%

Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	3.25%	11/15/2025	2,000	1,942,949

Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	257,279

Medford (City of), OR Hospital Facilities Authority (Asante); Series 2020 A, Ref. RB	4.00%	08/15/2039	1,100	1,040,931
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	302,436
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,330,892

Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	7,465	7,169,851
Portland (Port of), OR;
Series 2017, RB(a)	5.00%	07/01/2036	4,000	4,173,083
Series 2022 28, RB(a)	5.00%	07/01/2027	2,785	3,000,583

Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(h)	0.00%	06/15/2040	4,415	2,093,025
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 B-1, RB	2.50%	11/15/2028	2,000	1,818,011
Series 2021 B-2, RB	2.13%	11/15/2027	500	455,240
				23,584,280

Pennsylvania–6.52%

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,126,032

Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	2,027,536
Allentown (City of), PA Neighborhood Improvement Zone Development Authority;
Series 2022, Ref. RB	5.00%	05/01/2032	800	871,358
Series 2022, Ref. RB	5.00%	05/01/2033	1,000	1,080,514
Series 2022, Ref. RB	5.00%	05/01/2034	500	537,776

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(e)	5.00%	05/01/2033	3,795	3,927,278
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB	5.00%	12/01/2030	1,000	987,303
Series 2015 A, Ref. RB	5.25%	12/01/2045	1,400	1,356,050
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	391,434
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	340,449
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	365,667

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(h)	0.00%	10/01/2036	1,300	679,957
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	6,042,764
Series 2018, RB	5.00%	06/01/2031	2,000	2,186,874
Series 2018, RB	5.00%	06/01/2033	2,000	2,169,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)

Delaware (City of), PA River Joint Toll Bridge Commission; Series 2019 B, Ref. RB	5.00%	07/01/2031	$370	$418,472

East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(g)	5.00%	07/01/2025	230	240,415
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,000,454
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	989,587
Series 2018, Ref. RB	5.00%	12/01/2033	750	730,438

Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,568,462

Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,105,121

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	3,250	3,407,013

Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	531,892

Monroeville Finance Authority; Series 2022 B, Ref. RB	5.00%	02/15/2028	1,000	1,109,024
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	3,793,749
Series 2019, Ref. RB	5.00%	09/01/2031	545	601,461

Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2036	1,000	929,283

Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	2,850	2,850,788
Pennsylvania (Commonwealth of);
First Series 2015 1, GO Bonds	5.00%	03/15/2031	1,500	1,569,643
First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	5,400	5,835,879
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	332,844
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	415,615
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	469,986
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	6,275,654
Series 2015, RB(a)	5.00%	12/31/2034	2,630	2,714,660

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,587,166
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,293,489
Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,162,185
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,232,712
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	128,912
Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2031	4,075	4,402,980
Series 2015 A-1, Ref. RB	5.00%	12/01/2028	1,055	1,122,564
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	263,318
Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,033,357
Series 2017 3, Ref. RB	5.00%	12/01/2034	3,000	3,257,531
Series 2019 A, RB	5.00%	12/01/2031	1,860	2,060,334
Series 2019 A, RB	5.00%	12/01/2033	1,240	1,374,893
Series 2021 A, RB	3.00%	12/01/2042	6,500	5,115,220
Series 2021 B, RB	4.00%	12/01/2040	1,500	1,487,236
Series 2021 B, RB	4.00%	12/01/2041	1,750	1,719,448
Philadelphia (City of), PA;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,052,633
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,050,637
Series 2019 B, GO Bonds	5.00%	02/01/2033	1,200	1,333,142
Series 2020 A, Ref. RB	4.00%	07/01/2039	5,000	4,823,829
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,088,554
Series 2017, RB	5.00%	12/01/2037	1,310	1,423,333

Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,513,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	$1,000	$974,924
Series 2017, Ref. RB	5.00%	05/01/2036	1,000	968,188

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,156,846

Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	4.00%	12/01/2047	2,000	1,922,148

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	3,918,829
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	3,728,476
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,448,275
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2025	2,400	2,548,761
Series 2018 A, GO Bonds	5.00%	09/01/2025	745	794,749
Series 2018 A, GO Bonds	5.00%	09/01/2032	510	557,225
Series 2019 A, GO Bonds	5.00%	09/01/2027	1,500	1,655,390
Series 2019 A, GO Bonds	5.00%	09/01/2031	1,000	1,116,821
Series 2019 A, GO Bonds	4.00%	09/01/2037	4,800	4,837,697
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	32,510
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	26,999
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	120,405
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	98,176

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	227,985

West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	507,872

Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	549,288
				133,699,738

Puerto Rico–3.37%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	130	133,302
Series 2002, RB	5.50%	05/15/2039	640	650,000
Series 2002, RB	5.63%	05/15/2043	700	712,568
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	462	427,024
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	2,100	1,195,103
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	3,230	3,278,693
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	6,456	6,662,708
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,443	1,530,792
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,419	1,528,413
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	6,378	6,997,490
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,307	1,224,726
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,080,232
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	903,571
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,371	1,197,278
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,426	1,210,790
Subseries 2022, RN(h)	0.00%	11/01/2043	6,499	3,355,357

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(e)	5.00%	07/01/2033	4,365	4,510,283

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB (Acquired 11/30/2020-12/09/2020; Cost $2,675,625)(f)(i)	5.50%	07/01/2038	3,500	2,856,875

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB (INS - AGM)(b)	5.50%	07/01/2030	2,485	2,582,335
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo);
Series 2021, Ref. RB	5.00%	07/01/2031	425	471,570
Series 2021, Ref. RB	5.00%	07/01/2032	450	493,532
Series 2021, Ref. RB	5.00%	07/01/2033	425	463,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	$1,340	$1,354,853
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	10,272	8,615,119
Series 2018 A-1, RB(h)	0.00%	07/01/2029	10,160	7,782,285
Series 2018 A-1, RB	4.50%	07/01/2034	3,468	3,495,314
Series 2018 A-1, RB(h)	0.00%	07/01/2046	15,000	4,295,900
				69,010,048

Rhode Island–1.02%

Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	410	411,177
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,433,456
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	936,702
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,121,372
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,827,946
Series 2015 A, Ref. RB	5.00%	06/01/2040	4,000	4,086,753
				20,817,406

South Carolina–0.32%

Piedmont Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,093,465
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2023	1,000	1,001,875
Series 2013, RB	5.00%	05/01/2028	1,250	1,240,802

South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	200	208,873
South Carolina (State of) Public Service Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2032	1,000	1,090,481
Series 2020 A, Ref. RB	4.00%	12/01/2037	1,000	964,626
				6,600,122

South Dakota–0.03%

Educational Enhancement Funding Corp.; Series 2013 B, RB(c)(g)	5.00%	06/01/2023	550	560,344

Tennessee–1.18%

Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	1,505	1,564,438
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2032	370	372,822
Series 2018 A, Ref. RB	5.00%	07/01/2034	3,000	3,022,144
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	2,666,184

Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	503,294

Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	4.50%	06/01/2028	765	778,834

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	1,115	1,154,779
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,063,869
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,108,762
New Memphis Arena Public Building Authority (City of Memphis);
Series 2021, RB(h)	0.00%	04/01/2036	1,200	679,220
Series 2021, RB(h)	0.00%	04/01/2037	1,375	735,371

Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,284,780

Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	659,187

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	750	643,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2023	$1,360	$1,368,713
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,288,853
Series 2006 C, RB	5.00%	02/01/2027	150	157,682
Series 2018, RB(c)	4.00%	11/01/2025	2,000	2,021,098
				24,073,678

Texas–6.89%

Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,500	1,568,187
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	120	119,583
Series 2017 A, RB	5.00%	08/15/2038	115	114,372
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	140	142,345
Series 2014 A, RB	6.63%	03/01/2029	1,000	1,031,753

Austin (City of), TX; Series 2019 B, RB(a)	5.00%	11/15/2035	2,625	2,793,949
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,067,746
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,236,542
Central Texas Regional Mobility Authority;
Series 2021 B, RB	5.00%	01/01/2035	600	651,798
Series 2021 B, RB	5.00%	01/01/2036	600	649,765
Series 2021 B, RB	5.00%	01/01/2037	1,000	1,077,647
Clifton Higher Education Finance Corp. (Idea Public School);
Series 2022 A, RB	4.00%	08/15/2033	535	532,672
Series 2022 A, RB	4.00%	08/15/2034	555	548,953
Series 2022 A, RB	4.00%	08/15/2035	410	403,680

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2033	1,250	1,281,857
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	509,410
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,061,208
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,184,875
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 F, Ref. RB	5.25%	11/01/2033	3,500	3,589,926
Series 2014 A, Ref. RB(a)	5.25%	11/01/2026	2,000	2,049,219

Dallas (City of), TX Area Rapid Transit; Series 2016 B, Ref. RB	4.00%	12/01/2038	5,250	5,316,992

Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2028	1,000	1,002,774
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	150,000
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	153,059
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	275,218
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,032,208

Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	1,765	1,950,355

Frisco Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	3,375	3,764,744
Grand Parkway Transportation Corp.;
Series 2020 C, Ref. RB	4.00%	10/01/2036	250	255,520
Series 2020, Ref. RB	4.00%	10/01/2037	1,000	1,012,648
Series 2020, Ref. RB	4.00%	10/01/2038	2,250	2,255,995

Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2038	2,000	2,178,159
Gulf Coast Authority (Waste Management of Texas);
Series 2003 B, RB(a)	1.50%	05/01/2028	1,750	1,532,640
Series 2013, RB(c)(g)	5.00%	10/01/2022	2,610	2,615,716

Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,035,617
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, RB	4.00%	01/01/2023	345	344,483
Series 2013 A, RB	5.00%	01/01/2033	1,090	1,076,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	$1,500	$1,500,211
Houston (City of), TX (United Airlines, Inc.);
Series 2020, Ref. RB(a)	5.00%	07/15/2027	3,350	3,454,228
Series 2021 A, RB(a)	4.00%	07/01/2041	4,500	4,072,349
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(a)	4.75%	07/01/2024	2,465	2,492,369
Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	515,481

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2021, RB(a)	4.00%	07/15/2041	4,000	3,619,408

Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	262,316

Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2030	1,200	1,349,542

Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2014, Ref. RB (Acquired 08/27/2014; Cost $217,124)(f)(i)	5.00%	02/15/2024	215	178,450

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(e)	4.63%	10/01/2031	5,000	5,075,020
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,620	2,359,211
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,386,207

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(c)(g)	5.00%	04/01/2026	670	724,814

New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(g)	5.00%	04/01/2023	785	795,695

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2036	2,000	1,825,249
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,115,467
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,229,344
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	2,012,234

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB(g)	6.25%	01/01/2033	1,600	1,619,250

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	350	345,028
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,090,065
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,175,324

New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(c)(g)	5.00%	04/01/2024	620	643,399
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,485,580
Series 2014, RB	5.50%	01/01/2035	1,400	1,341,840

Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(e)	4.63%	08/15/2025	485	493,824

North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	774,065
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(e)	2.13%	01/01/2028	575	499,442
Series 2021, RB(a)(e)	2.25%	01/01/2029	800	677,544

Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,959,948

SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2025	2,000	2,103,815
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	2,000	1,942,107
Series 2020, Ref. RB	4.00%	11/15/2027	3,100	2,993,754

Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2038	5,000	5,104,103
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2034	1,400	799,931
Series 2019, RB(h)	0.00%	08/01/2035	2,050	1,110,561
Series 2019, RB(h)	0.00%	08/01/2036	1,500	769,464
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(h)	0.00%	08/15/2036	5,000	2,688,416
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,163,284

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,580	4,866,814

Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	3,250	3,465,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	5.00%	12/31/2030	$3,000	$3,236,479
Series 2019 A, Ref. RB	5.00%	12/31/2032	1,000	1,064,790
Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	665	712,001
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,005	1,076,032
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	920	982,364
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	500	533,894
				141,254,875

Utah–0.75%

Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	3.50%	03/01/2036	2,000	1,652,222
Mida Mountain Village Public Infrastructure District;
Series 2021, RB(e)	4.00%	08/01/2025	1,205	1,196,515
Series 2021, RB(e)	4.00%	08/01/2027	1,000	978,944
Series 2021, RB(e)	4.00%	08/01/2030	1,000	946,031
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	434,281
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	830,969
Series 2021 A-2, RB	4.00%	06/01/2036	5,250	4,559,486
Salt Lake City (City of), UT;
Series 2017 A, RB(a)	5.00%	07/01/2034	3,500	3,671,296
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,065,322
				15,335,066

Vermont–0.24%
Burlington (City of), VT;
Series 2012 A, GO Bonds(c)(g)	5.00%	11/01/2022	250	251,130
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,036,650
University of Vermont & State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,412,225
Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,599,111

Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College); Series 2012 A, RB	5.00%	11/01/2028	500	501,953
				4,801,069

Virginia–0.72%

Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. RB	4.25%	03/01/2026	700	685,757

Fairfax (County of), VA Economic Development Authority (Vinson Hall LLC); Series 2013 A, RB(g)	4.00%	12/01/2022	180	180,738

Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,018,545
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	07/01/2033	3,235	3,466,466
Series 2022, Ref. RB(a)	5.00%	01/01/2034	4,000	4,265,448
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,510,625
Series 2022, Ref. RB(a)	5.00%	12/31/2042	2,000	2,096,556
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	154,301
Series 2018, Ref. RB	5.00%	09/01/2030	455	463,966
				14,842,402

Washington–2.82%

Energy Northwest (Columbia Generating Station); Series 2019 A, Ref. RB	5.00%	07/01/2038	2,360	2,598,664
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	70	75,120
Series 2018 B, RB(e)	5.00%	01/01/2032	100	107,315

Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	20	20,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Seattle (City of), WA Municipal Light & Power;
Series 2018 A, RB	4.00%	01/01/2039	$5,000	$5,002,531
Series 2021 A, Ref. RB	4.00%	07/01/2037	10,000	10,116,728
Seattle (Port of), WA;
Series 2016 B, Ref. RB(a)	5.00%	10/01/2028	3,730	3,986,356
Series 2019, RB(a)	5.00%	04/01/2032	2,000	2,170,286
Series 2022 B, Ref. RB(a)	5.00%	08/01/2038	3,000	3,237,931

Seattle (Port of), WA (SEATAC Fuel Facilities LLC); Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,586,125

Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	2,250	2,566,669
Washington (State of) Convention Center Public Facilities District (Green Notes);
Series 2021 B, RB	5.00%	07/01/2031	2,365	2,568,075
Series 2021, RB	4.00%	07/01/2031	1,250	1,211,600

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	2.90%	01/01/2025	3,350	3,358,581

Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	520,886

Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB(c)(g)	5.00%	05/15/2024	500	520,257
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,569,281
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,407,021
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2031	1,350	1,343,245
Series 2016 A, Ref. RB(e)	5.00%	07/01/2036	1,450	1,415,959

Washington (State of) Housing Finance Commission (Eliseo); Series 2021 B-2, Ref. RB(e)	2.13%	07/01/2027	2,750	2,522,219

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(e)	6.00%	07/01/2025	335	344,157

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	5,991	5,465,524

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	5.00%	07/01/2038	830	723,566
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(e)	5.00%	01/01/2034	745	710,819
Series 2019 A, RB(e)	5.00%	01/01/2039	2,895	2,684,143
				57,833,061

West Virginia–0.28%

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,000	2,055,227
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(e)	6.75%	02/01/2026	2,000	1,808,323
Series 2018, RB(a)(e)	8.75%	02/01/2036	640	598,285

West Virginia University; Series 2019, RB	5.00%	10/01/2032	1,155	1,317,744
				5,779,579

Wisconsin–1.79%

Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	4,784,397

Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,011,085
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,581,651
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,730,963
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	1,933,893
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	150	146,487
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,455,486
Series 2012, RB	5.00%	06/01/2026	1,000	1,002,239

Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(e)	3.75%	06/01/2030	350	319,840

Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	576,789
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	1,000	1,012,201
Series 2016 A, RB(e)	4.63%	06/01/2036	125	121,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	$800	$865,037

Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,162,341

Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	399,841
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2039	500	469,946
Series 2022 A, RB(e)	6.13%	02/01/2039	485	455,847

Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	1,695,399

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,745	1,721,229

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	3,250	1,998,750

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,182,782

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.00%	04/01/2025	645	658,299

Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(e)	5.00%	10/01/2043	500	464,880

Wisconsin (State of) Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	1,019,138

Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	4.13%	12/01/2024	2,900	2,909,188
				36,679,656

Wyoming–0.08%

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)(g)	5.00%	01/01/2027	1,500	1,656,261

Total Municipal Obligations (Cost $2,142,082,630)				2,077,175,322

U.S. Dollar Denominated Bonds & Notes–0.00%

Texas–0.00%

Christian Care Centers, Inc. (Cost $64,222)(n)	12.00%	11/30/2022	65	63,375

TOTAL INVESTMENTS IN SECURITIES(o) –101.34% (Cost $2,142,146,852)				2,077,238,697
FLOATING RATE NOTE OBLIGATIONS–(1.48)%

Notes with interest and fee rates ranging from 2.22% to 2.26% at 08/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 06/01/2032 (See Note 1J)(p)				(30,265,000)

OTHER ASSETS LESS LIABILITIES–0.14%				2,850,710

NET ASSETS–100.00%				$2,049,824,407

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
FHLMC	- Federal Home Loan Mortgage Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $144,587,213, which represented 7.05% of the Fund’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at August 31, 2022 was $9,324,395, which represented less than 1% of the Fund’s Net Assets.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $5,035,054, which represented less than 1% of the Fund’s Net Assets.

(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(k)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $10,330,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.20%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Fund’s investments with a value of $46,836,927 are held by TOB Trusts and serve as collateral for the $30,265,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Interest Rate Risk

U.S. Treasury 10 Year Notes	1,366	December-2022	$(159,693,938)	$1,287,467	$1,287,467

(a)	Futures contracts collateralized by $2,520,000 cash held with Goldman Sachs, the futures commission merchant.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	85.57%

General Obligation Bonds	11.26

Pre-Refunded Bonds	2.69

Other	0.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,142,146,852)	$2,077,238,697

Other investments:
Variation margin receivable – futures contracts	561,158

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	2,520,000

Receivable for:
Investments sold	21,284,822

Fund shares sold	4,279,021

Interest	23,481,207

Investment for trustee deferred compensation and retirement plans	94,853

Other assets	386,110

Total assets	2,129,845,868

Liabilities:
Floating rate note obligations	30,265,000

Payable for:
Investments purchased	23,395,323

Dividends	1,299,682

Fund shares reacquired	3,450,884

Amount due custodian	20,612,276

Accrued fees to affiliates	794,560

Accrued interest expense	23,381

Accrued trustees’ and officers’ fees and benefits	2,081

Accrued other operating expenses	67,396

Trustee deferred compensation and retirement plans	110,878

Total liabilities	80,021,461

Net assets applicable to shares outstanding	$2,049,824,407

Net assets consist of:
Shares of beneficial interest	$2,205,926,155

Distributable earnings (loss)	(156,101,748)

$2,049,824,407

Net Assets:
Class A	$1,387,973,444

Class C	$72,629,025

Class Y	$589,186,034

Class R6	$35,904

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	134,134,473

Class C	7,036,330

Class Y	56,976,846

Class R6	3,474

Class A:
Net asset value per share	$10.35

Maximum offering price per share (Net asset value of $10.35 ÷ 97.50%)	$10.62

Class C:
Net asset value and offering price per share	$10.32

Class Y:
Net asset value and offering price per share	$10.34

Class R6:
Net asset value and offering price per share	$10.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Invesco Intermediate Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$37,080,534

Expenses:
Advisory fees	4,263,068

Administrative services fees	164,616

Custodian fees	6,446

Distribution fees:
Class A	1,823,687

Class C	402,219

Interest, facilities and maintenance fees	611,726

Transfer agent fees – A, C and Y	827,823

Transfer agent fees – R6	68

Trustees’ and officers’ fees and benefits	15,382

Registration and filing fees	98,252

Reports to shareholders	13,273

Professional services fees	50,119

Other	18,159

Total expenses	8,294,838

Less: Expense offset arrangement(s)	(176)

Net expenses	8,294,662

Net investment income	28,785,872

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(426,081))	(42,699,955)

Futures contracts	(1,335,190)

(44,035,145)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(122,468,850)

Futures contracts	1,287,467

(121,181,383)

Net realized and unrealized gain (loss)	(165,216,528)

Net increase (decrease) in net assets resulting from operations	$(136,430,656)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets

For the Six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31, 2022	February 28, 2022

Operations:
Net investment income	$28,785,872	$51,662,534

Net realized gain (loss)	(44,035,145)	(3,658,650)

Change in net unrealized appreciation (depreciation)	(121,181,383)	(61,500,228)

Net increase (decrease) in net assets resulting from operations	(136,430,656)	(13,496,344)

Distributions to shareholders from distributable earnings:
Class A	(16,672,375)	(34,656,995)

Class C	(615,312)	(1,581,852)

Class Y	(7,737,923)	(16,132,588)

Class R6	(17,154)	(113,885)

Total distributions from distributable earnings	(25,042,764)	(52,485,320)

Share transactions–net:
Class A	(91,893,973)	221,659,532

Class C	(11,913,027)	(22,934,407)

Class Y	(41,593,651)	127,601,982

Class R6	(3,950,840)	(503,442)

Net increase (decrease) in net assets resulting from share transactions	(149,351,491)	325,823,665

Net increase (decrease) in net assets	(310,824,911)	259,842,001

Net assets:
Beginning of period	2,360,649,318	2,100,807,317

End of period	$2,049,824,407	$2,360,649,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35	Invesco Intermediate Term Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/22	$11.12	$0.14	$(0.79)	$(0.65)	$(0.12)	$10.35	(5.84)%	$1,387,973	0.81%(d)	0.81%(d)	0.76%(d)	2.64%(d)	24%
Year ended 02/28/22	11.41	0.25	(0.28)	(0.03)	(0.26)	11.12	(0.33)	1,588,653	0.79	0.79	0.74	2.21	11
Year ended 02/28/21	11.66	0.29	(0.25)	0.04	(0.29)	11.41	0.39	1,411,258	0.82	0.82	0.79	2.62	26
Year ended 02/29/20	11.02	0.29	0.66	0.95	(0.31)	11.66	8.75	1,114,423	0.89	0.89	0.84	2.56	11
Year ended 02/28/19	10.99	0.31	0.03	0.34	(0.31)	11.02	3.19	848,116	0.88	0.91	0.84	2.85	27
Year ended 02/28/18	10.97	0.31	0.02	0.33	(0.31)	10.99	3.03	766,748	0.87	0.91	0.84	2.79	16
Class C
Six months ended 08/31/22	11.09	0.10	(0.79)	(0.69)	(0.08)	10.32	(6.22)	72,629	1.56(d)	1.56(d)	1.51(d)	1.89(d)	24
Year ended 02/28/22	11.38	0.17	(0.29)	(0.12)	(0.17)	11.09	(1.08)	90,660	1.54	1.54	1.49	1.46	11
Year ended 02/28/21	11.62	0.21	(0.25)	(0.04)	(0.20)	11.38	(0.27)	115,826	1.57	1.57	1.54	1.87	26
Year ended 02/29/20	10.99	0.20	0.66	0.86	(0.23)	11.62	7.87	145,443	1.64	1.64	1.59	1.81	11
Year ended 02/28/19	10.96	0.23	0.03	0.26	(0.23)	10.99	2.42	106,166	1.63	1.66	1.59	2.10	27
Year ended 02/28/18	10.94	0.23	0.02	0.25	(0.23)	10.96	2.26	236,475	1.62	1.66	1.59	2.04	16
Class Y
Six months ended 08/31/22	11.11	0.15	(0.79)	(0.64)	(0.13)	10.34	(5.73)	589,186	0.56(d)	0.56(d)	0.51(d)	2.89(d)	24
Year ended 02/28/22	11.40	0.28	(0.28)	0.00	(0.29)	11.11	(0.08)	677,149	0.54	0.54	0.49	2.46	11
Year ended 02/28/21	11.65	0.32	(0.25)	0.07	(0.32)	11.40	0.64	568,900	0.57	0.57	0.54	2.87	26
Year ended 02/29/20	11.02	0.32	0.65	0.97	(0.34)	11.65	8.93	492,202	0.64	0.64	0.59	2.81	11
Year ended 02/28/19	10.98	0.34	0.04	0.38	(0.34)	11.02	3.54	413,274	0.63	0.66	0.59	3.10	27
Year ended 02/28/18	10.96	0.34	0.02	0.36	(0.34)	10.98	3.29	334,820	0.62	0.66	0.59	3.04	16
Class R6
Six months ended 08/31/22	11.11	0.16	(0.79)	(0.63)	(0.14)	10.34	(5.69)	36	0.49(d)	0.49(d)	0.44(d)	2.96(d)	24
Year ended 02/28/22	11.40	0.29	(0.29)	0.00	(0.29)	11.11	(0.01)	4,187	0.47	0.47	0.42	2.53	11
Year ended 02/28/21	11.65	0.33	(0.26)	0.07	(0.32)	11.40	0.72	4,823	0.49	0.49	0.46	2.95	26
Year ended 02/29/20	11.01	0.32	0.66	0.98	(0.34)	11.65	9.03	4,268	0.64	0.64	0.59	2.81	11
Year ended 02/28/19	10.97	0.34	0.04	0.38	(0.34)	11.01	3.54	10	0.63	0.67	0.59	3.10	27
Period ended 02/28/18(e)	10.99	0.31	(0.02)	0.29	(0.31)	10.97	2.65	10	0.62(d)	0.67(d)	0.59(d)	3.04(d)	16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $201,465,106 in connection with the acquisition of Invesco Oppenheimer Intermediate Term Municipal Fund into the Fund.

(d)	Annualized.
(e)	Commencement date of April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36	Invesco Intermediate Term Municipal Income Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under

37	Invesco Intermediate Term Municipal Income Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase

38	Invesco Intermediate Term Municipal Income Fund

tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

During the period, the Fund experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.5000%

Next $250 million	0.4500%

Next $250 million	0.4250%

Over $1 billion	0.3325%

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub- Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company

39	Invesco Intermediate Term Municipal Income Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $63 in front-end sales commissions from the sale of Class A shares and $202,147 and $2,097 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$2,077,175,322	$–	$2,077,175,322
U.S. Dollar Denominated Bonds & Notes	–	–	63,375	63,375
Total Investments in Securities	–	2,077,175,322	63,375	2,077,238,697
Other Investments - Assets*
Futures Contracts	1,287,467	–	–	1,287,467
Total Investments	$1,287,467	$2,077,175,322	$63,375	$2,078,526,164

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

40	Invesco Intermediate Term Municipal Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2022:

Value
Derivative Assets	Interest Rate Risk

Unrealized appreciation on futures contracts–Exchange-Traded(a)	$1,287,467

Derivatives not subject to master netting agreements	(1,287,467)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(1,335,190)
Change in Net Unrealized Appreciation:
Futures contracts	1,287,467
Total	$ (47,723)

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts
Average notional value	$163,799,938

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2022, the Fund engaged in securities purchases of $1,488,203 and securities sales of $29,633,172, which resulted in net realized gains (losses) of $(426,081).

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $176.

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2022, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $30,245,000 and 1.38%, respectively.

41	Invesco Intermediate Term Municipal Income Fund

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$38,356,196	$13,459,417	$51,815,613

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $494,780,880 and $515,292,601, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$18,068,522

Aggregate unrealized (depreciation) of investments	(82,609,905)

Net unrealized appreciation (depreciation) of investments	$(64,541,383)

Cost of investments for tax purposes is $2,143,067,547.

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2022(a)		February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	23,100,674	$242,016,358	42,081,018	$484,099,533

Class C	713,287	7,480,927	434,459	4,984,581

Class Y	19,826,908	207,947,981	25,034,327	287,358,796

Class R6	1,699	18,011	136,712	1,580,301

Issued as reinvestment of dividends:
Class A	1,120,391	11,754,304	2,155,588	24,736,226

Class C	48,170	503,944	114,687	1,314,115

Class Y	474,775	4,977,880	913,609	10,474,495

Class R6	1,318	13,993	8,606	98,668

Automatic conversion of Class C shares to Class A shares:
Class A	140,134	1,469,638	437,292	5,014,316

Class C	(140,486)	(1,469,638)	(438,434)	(5,014,316)

Reacquired:
Class A	(33,093,713)	(347,134,273)	(25,474,170)	(292,190,543)

Class C	(1,758,360)	(18,428,260)	(2,113,484)	(24,218,787)

Class Y	(24,260,494)	(254,519,512)	(14,897,899)	(170,231,309)

Class R6	(376,412)	(3,982,844)	(191,489)	(2,182,411)

Net increase (decrease) in share activity	(14,202,109)	$(149,351,491)	28,200,822	$325,823,665

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 61% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

42	Invesco Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$941.60	$3.96	$1,021.12	$4.13	0.81%
Class C	1,000.00	937.80	7.62	1,017.34	7.93	1.56
Class Y	1,000.00	942.70	2.74	1,022.38	2.85	0.56
Class R6	1,000.00	943.10	2.40	1,022.74	2.50	0.49

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

43	Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Intermediate Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 2-17 Years Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board recognized that the

44	Invesco Intermediate Term Municipal Income Fund

performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth and fifth quintile, respectively, of its expense group, and discussed with management reasons for such relative actual management fees and total expenses as well as the levels of the Fund’s breakpoints in light of current assets. The Board requested and considered additional information from management regarding the Fund’s actual management fees in light of current asset levels.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the

Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

45	Invesco Intermediate Term Municipal Income Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-ITMI-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco Limited Term California Municipal Fund

Nasdaq:

A: OLCAX ∎ C: OLCCX ∎ Y: OLCYX ∎ R6: IORLX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
18	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
27	Fund Expenses
28	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.98%
Class C Shares	-4.06
Class Y Shares	-3.84
Class R6 Shares	-3.83
Bloomberg Municipal 5 Year (4-6 Year) Bond Index▼*	-2.68
S&P Municipal Bond 2-17 Years Investment Grade Index▼*	-4.24
S&P Municipal California Investment Grade 4-7 Years Bond Index▼	-2.66

Source(s): ▼RIMES Technologies Corp.

*Effective February 9, 2022, the Fund elected to use the S&P Municipal Bond 2-17 Years Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Municipal 5 Year (4-6 Year) Bond Index because the Fund believes the S&P Municipal Bond 2-17 Years Investment Grade Index is a more appropriate broad measure of market performance.

The Bloomberg Municipal 5 Year (4-6 Year) Bond Index is an unmanaged index of fixed-rate, investment-grade municipal securities with maturities of four to six years.
The S&P Municipal Bond 2-17 Years Investment Grade Index seeks to measure the performance of investment-grade US municipals with maturities between two and 17 years.

  The S&P Municipal California Investment Grade 4-7 Years Bond Index consists of bonds issued within California with maturities between four and seven years that are rated at least BBB- by S&P Global Ratings, Baa3 by Moody’s or BBB- by Fitch Ratings. Bonds that are pre-refunded or escrowed to maturity are included in this index.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Limited Term California Municipal Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges
Class A Shares
Inception (2/25/04)	3.23%
10 Years	1.80
5 Years	1.60
1 Year	-8.86
Class C Shares
Inception (2/25/04)	3.02%
10 Years	1.45
5 Years	1.35
1 Year	-7.81
Class Y Shares
Inception (11/29/10)	2.99%
10 Years	2.34
5 Years	2.36
1 Year	-6.17
Class R6 Shares
10 Years	2.16%
5 Years	2.31
1 Year	-5.86

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Limited Term California Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® Limited Term California Municipal Fund. The Fund was subsequently renamed the Invesco Limited Term California Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Limited Term California Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Limited Term California Municipal Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–98.94%
California–94.42%
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	$175	$175,884

Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	535	545,745

Adelanto (City of), CA Public Utility Authority; Series 2014 A, RB	5.00%	07/01/2024	1,555	1,557,256

Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,011

Alhambra Unified School District; Series 2012 A, Ref. GO Bonds	5.00%	08/01/2025	690	691,517

Apple Valley (Town of), CA Public Financing Authority; Series 2020 A, Ref. RB (INS - BAM)(a)	4.00%	06/01/2034	2,545	2,623,613

Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	100	100,962

Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	40	40,101

Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	740	768,686

Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(b)(c)	5.00%	09/01/2023	655	672,008

Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	25	25,083

Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	65	65,235

California (County of), CA Tobacco Securitization Agency;
Series 2007 A, RB	5.00%	06/01/2036	4,375	4,374,839

Series 2020 B-1, Ref. RB	4.00%	06/01/2049	375	373,446

California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	7,940	8,201,960

California (State of);
Series 1992, GO Bonds	5.50%	10/01/2022	20	20,054

Series 1992, GO Bonds (INS - NATL)(a)	5.00%	11/01/2022	30	30,137

Series 1992, GO Bonds (INS - FGIC)(a)	5.00%	11/01/2022	5	5,023

Series 1993, GO Bonds (INS - NATL)(a)	5.90%	04/01/2023	55	56,155

Series 1993, GO Bonds	5.90%	04/01/2023	365	372,791

Series 1994, GO Bonds	5.75%	03/01/2023	25	25,441

Series 1994, GO Bonds	6.00%	03/01/2024	45	45,820

Series 1994, GO Bonds (INS - NATL)(a)	6.00%	08/01/2024	45	45,680

Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	35	35,646

Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	90	90,735

Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	10	10,082

Series 1996, Ref. GO Bonds	5.63%	09/01/2024	5	5,082

Series 1997, GO Bonds (INS - NATL)(a)	5.00%	10/01/2023	5	5,011

Series 1997, GO Bonds	5.00%	10/01/2023	15	15,033

Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2023	235	239,498

Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	10	10,208

Series 1997, GO Bonds	5.13%	10/01/2027	20	20,049

Series 2000, GO Bonds	5.63%	05/01/2026	40	40,115

Series 2001, GO Bonds	5.20%	11/01/2031	5	5,013

Series 2002, GO Bonds	5.00%	10/01/2022	5	5,011

Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,012

Series 2012, GO Bonds	5.00%	09/01/2036	9,250	9,271,932

Series 2012, GO Bonds	5.00%	09/01/2042	1,065	1,067,350

Series 2013, GO Bonds	5.00%	02/01/2043	1,765	1,782,371

Series 2013, GO Bonds	5.00%	04/01/2043	2,770	2,808,221

Series 2013, GO Bonds	5.00%	11/01/2043	1,700	1,746,658

Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	815	862,408

Series 2018, Ref. GO Bonds	5.00%	10/01/2029	3,500	3,555,626

Series 2019, Ref. GO Bonds	4.00%	10/01/2039	5,000	5,058,918

Series 2021, GO Bonds	5.00%	12/01/2032	1,500	1,629,067

Series 2021, GO Bonds	5.00%	12/01/2034	1,500	1,617,200

California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	560	570,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	$600	$611,810

California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	145	145,015

Series 2014, Ref. RB	4.00%	06/01/2029	1,795	1,801,403

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	325	329,834

Series 2002, RB	6.00%	06/01/2042	4,735	4,805,511

California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	3,000	3,000,823

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	975	1,008,891

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	185	185,055

California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	773,245

California (State of) Educational Facilities Authority (Southwestern University); Series 2003, Ref. RB	5.00%	11/01/2023	55	55,062

California (State of) Health Facilities Financing Authority; Series 2014 A, RB	5.00%	10/01/2029	500	523,610

California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	11,945	11,951,707

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,876,967

California (State of) Health Facilities Financing Authority (City of Hope);
Series 2012 A, RB	5.00%	11/15/2032	4,275	4,291,570

Series 2012 A, RB	5.00%	11/15/2035	12,280	12,326,337

Series 2012 A, RB	5.00%	11/15/2039	4,905	4,923,005

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2038	3,000	2,917,886

California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	1,834,768

Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,143,771

California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center);
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.30%	12/01/2023	15	15,022

Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.45%	12/01/2024	10	10,015

California (State of) Health Facilities Financing Authority (Memorial Health Services); Series 2012 A, RB	5.00%	10/01/2033	2,510	2,513,701

California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 A, RB	5.00%	10/01/2038	3,420	3,555,363

California (State of) Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center, Inc.); Series 1998 A, RB (INS - NATL)(a)	5.25%	06/01/2023	5	5,005

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB(b)(c)	5.00%	07/01/2023	500	510,902

California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2017 A, Ref. RB	4.00%	11/15/2040	3,000	2,946,199

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,955,674

Series 2017 A, Ref. RB	5.00%	11/15/2033	3,000	3,248,330

Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,614,000

Series 2017 A, Ref. RB	5.00%	11/15/2037	4,490	4,807,892

California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	4,777	4,793,732

California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group); Series 2015 A, Ref. RB	5.00%	11/01/2041	6,100	6,227,162

California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,642,111

Series 2016 A, Ref. RB	5.00%	05/01/2028	775	845,113

Series 2016 A, Ref. RB	5.00%	05/01/2029	910	989,833

Series 2016 A, Ref. RB	5.00%	05/01/2030	740	803,403

Series 2016 A, Ref. RB	5.00%	05/01/2031	910	986,326

California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,369,582

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,026,002

California (State of) Municipal Finance Authority (Biola University);
Series 2013, RB	5.00%	10/01/2029	335	342,527

Series 2013, RB	5.00%	10/01/2030	465	475,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Municipal Finance Authority (CHF -Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2040	$3,080	$3,225,575

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,753,770

Series 2018, RB	5.00%	05/15/2037	2,500	2,596,995

California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,253,720

Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,115,511

Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,327,857

Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	1,994,944

California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,249,341

Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,674,792

Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,772,886

Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,149,059

Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,606,675

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,295,753

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	40	40,064

California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(d)	5.00%	12/31/2033	8,385	8,708,421

Series 2018 A, RB(d)	5.00%	12/31/2034	6,500	6,731,466

Series 2018, RB(d)	5.00%	12/31/2035	2,700	2,791,141

California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	450,349

Series 2015, RB	5.00%	11/01/2035	1,100	1,116,098

Series 2017 A, RB	5.00%	11/01/2028	1,000	1,049,925

Series 2017 A, RB	5.25%	11/01/2029	750	798,395

California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities);
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,691,833

Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2035	1,715	1,826,148

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(d)	4.00%	07/15/2029	1,100	1,090,159

California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(e)	5.00%	07/01/2030	5,000	5,018,566

Series 2012, RB(d)(e)	5.00%	11/21/2045	10,000	10,014,057

California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(d)(e)(f)	7.50%	07/01/2032	4,000	2,400,000

Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(d)(e)(f)(g)	7.50%	07/01/2032	630	428,400

California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	07/01/2039	1,500	1,512,039

California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(d)	5.50%	12/01/2026	1,030	1,055,403

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(e)	4.25%	07/01/2030	1,415	1,331,083

California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(e)	6.25%	07/01/2054	3,000	3,256,189

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(e)	2.13%	11/15/2027	1,000	926,505

Series 2021, RB(e)	3.13%	05/15/2029	1,000	910,832

Series 2021, RB(e)	5.00%	11/15/2036	500	487,557

California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(e)	5.00%	07/01/2036	600	601,335

California (State of) Public Works Board; Series 2022 A, Ref. RB	5.00%	08/01/2035	3,540	4,035,573

California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,035

Series 2004 B, RB	5.13%	06/01/2029	45	45,103

Series 2005 E, RB (INS - BHAC)(a)	5.00%	10/01/2024	50	50,111

Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,007

Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,110

California (State of) Public Works Board (Coalinga State); Series 2013 E, RB	5.00%	06/01/2029	700	713,584

California (State of) Public Works Board (Department of Mental Health); Series 2003 B, RB	5.25%	04/01/2023	5	5,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Public Works Board (Green Bonds); Series 2021, RB	4.00%	11/01/2041	$2,115	$2,089,848

California (State of) Public Works Board (Judicial Council of California);
Series 2013 A, RB	5.00%	03/01/2026	875	886,544

Series 2013 A, RB	5.00%	03/01/2032	3,200	3,239,509

California (State of) Public Works Board (Various Capital);
Series 2012 G, Ref. RB(b)	5.00%	11/01/2030	1,430	1,436,632

Series 2013 I, RB	5.00%	11/01/2029	100	102,966

California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(b)(e)	5.00%	10/01/2022	175	175,393

California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(e)	5.50%	07/01/2027	920	931,193

California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(e)	5.00%	07/01/2032	1,705	1,735,611

California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2022	40	40,000

Series 2020 B, RB	4.00%	09/02/2023	105	105,419

Series 2020 B, RB	4.00%	09/02/2024	110	110,722

Series 2020 B, RB	4.00%	09/02/2025	115	116,013

Series 2020 B, RB	4.00%	09/02/2026	115	116,205

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,001,081

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	186,771

California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(d)	5.20%	06/01/2036	815	815,855

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	894,288

California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2002 B, RB (INS - AGM)(a)	5.25%	10/01/2027	5	5,012

California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,643,963

Series 2021 C1, RB	2.25%	09/02/2026	1,615	1,442,188

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,559,441

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 A, RB	6.00%	05/01/2037	3,260	3,317,735

California State University; Series 2019 A, RB	4.00%	11/01/2041	3,480	3,456,908

Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails); Series 2020, RB	4.00%	09/01/2037	415	397,414

Carlsbad (City of), CA Housing & Redevelopment Commission; Series 1993, RB (INS - NATL)(a)	5.30%	09/01/2023	5	5,057

Carson (City of), CA (Assessment District No. 92-1); Series 1992, RB	7.38%	09/02/2022	10	10,000

Cathedral (City of), CA Redevelopment Agency Successor Agency;
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2033	1,500	1,561,971

Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2034	1,000	1,030,225

Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	203,595

Cerritos (City of), CA Public Financing Authority; Series 2002 A, RB (INS - AMBAC)(a)	4.55%	11/01/2024	5	5,006

Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,320,331

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,374,350

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	966,491

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	1,013,123

Cloverdale Unified School District (Election of 2018); Series 2019 A, GO Bonds	5.25%	08/01/2044	3,500	3,791,265

Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,021

Compton (City of), CA; Series 1998, Ref. RB (INS - NATL)(a)	5.38%	09/01/2023	120	120,295

Coronado Community Development Agency Successor Agency; Series 2018 A, Ref. RB	5.00%	09/01/2033	2,335	2,469,789

Cypress (City of), CA (Cypress Business and Professional Center Assessment District); Series 1998, RB	5.70%	09/02/2022	5	5,000

Delano Joint Union High School District; Series 2003 A, Ref. GO Bonds (INS - NATL)(a)	5.10%	02/01/2023	975	985,440

Desert Hot Springs (City of), CA Redevelopment Agency Successor Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	09/01/2030	1,215	1,338,292

Dixon (City of), CA; Series 2019, RB	5.00%	09/01/2049	2,400	2,522,398

Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	40	40,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	$620	$621,353

Series 2012, Ref. RB	5.00%	09/01/2027	790	791,724

El Monte Union High School District; Series 2019 A, GO Bonds	4.00%	06/01/2037	1,440	1,462,880

Eureka (City of), CA Public Financing Authority; Series 2011, RB	5.00%	10/01/2041	3,000	3,006,027

Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	311,178

Series 2017, RB	5.00%	09/01/2029	175	188,061

Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	675	738,158

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,087,606

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	542,091

Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB(b)(c)	5.00%	06/01/2027	6,560	7,344,673

Series 2017 A-1, Ref. RB(b)(c)	5.00%	06/01/2027	2,090	2,339,995

Series 2017 A-1, Ref. RB(b)	5.00%	06/01/2027	1,850	2,071,287

Granada Sanitary District (2003 Reassessment & Ref.); Series 2003 A, RB	6.13%	09/02/2022	5	5,000

Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	2,040	2,075,910

Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	228,192

Series 2021, Ref. RB	4.00%	09/01/2028	255	258,889

Series 2021, Ref. RB	4.00%	09/01/2032	335	333,737

Series 2021, Ref. RB	4.00%	09/01/2035	400	387,506

Series 2021, Ref. RB	4.00%	09/01/2036	200	190,540

Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,760,959

Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	20	20,319

Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,056,924

Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,117,016

Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,221,357

Huntington Beach (City of), CA Redevelopment Agency; Series 1999, Ref. RB (INS - AGM)(a)	5.00%	08/01/2024	5	5,012

Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2022	10	10,000

Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,735	2,743,797

Imperial Irrigation District; Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,158,122

Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	7,460	7,062,019

Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2044	5,000	5,107,283

Irvine (City of), CA (Reassessment District No. 13-1); Series 2013, RB	5.00%	09/02/2025	710	727,586

Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2039	1,000	1,025,081

Series 2014, RB	5.00%	09/01/2044	500	510,795

Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB	5.00%	09/01/2042	1,000	1,033,643

Jurupa Community Services District;
Series 2013 A, RB	5.00%	09/01/2042	1,000	1,000,000

Series 2021 A, RB	4.00%	09/01/2031	100	99,790

Series 2021 A, RB	4.00%	09/01/2033	100	98,143

Series 2021 A, RB	4.00%	09/01/2034	165	160,414

Series 2021 A, RB	4.00%	09/01/2036	180	171,660

Series 2021 A, RB	4.00%	09/01/2038	385	361,470

Series 2021 A, RB	4.00%	09/01/2039	135	125,885

Series 2021 A, RB	4.00%	09/01/2040	140	129,134

La Canada Unified School District; Series 2020 B, GO Bonds	4.00%	08/01/2037	1,000	1,021,184

La Mesa (City of), CA (Assessment District No. 98-1); Series 1998, RB	5.75%	09/02/2023	10	10,134

Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2027	850	884,951

Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	25	25,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.25%	11/15/2023	$1,435	$1,468,688

Series 2007 A, RB	5.50%	11/15/2037	100	111,519

Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,080

Los Angeles (City of), CA; Series 2013 A, Ref. RB	5.00%	06/01/2027	1,400	1,428,850

Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	10	10,000

Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(d)	4.75%	05/15/2040	8,500	8,589,434

Series 2018 B, Ref. RB(d)	5.00%	05/15/2034	1,000	1,060,447

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2013 A, RB(d)	5.00%	05/15/2033	3,500	3,542,042

Series 2018 A, RB(d)	5.25%	05/15/2038	3,565	3,793,444

Series 2018 D, Ref. RB(d)	5.00%	05/15/2030	9,000	9,835,064

Los Angeles (City of), CA Department of Water & Power;
Series 2013 A, RB	5.00%	07/01/2028	600	605,291

Series 2013 A, RB	5.00%	07/01/2029	950	958,346

Series 2013 A, RB	5.00%	07/01/2029	1,440	1,452,843

Series 2018 A, Ref. RB	5.00%	07/01/2038	5,000	5,470,565

Los Angeles (County of), CA Metropolitan Transportation Authority; Series 2013 B, RB	4.38%	07/01/2037	500	503,290

Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds);
Series 2020 A, RB	4.00%	06/01/2035	1,000	1,040,016

Series 2020 A, RB	4.00%	06/01/2036	1,000	1,031,952

Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C);
Series 2013 B, RB	5.00%	07/01/2033	15,050	15,371,874

Series 2013 B, RB	5.00%	07/01/2034	10,000	10,208,874

Los Angeles Community College District; Series 2016, Ref. GO Bonds	4.00%	08/01/2037	3,000	3,053,397

Los Angeles Unified School District (Headquarters Building); Series 2012 B, Ref. COP(b)(c)	5.00%	10/03/2022	250	250,387

Madera (County of), CA (Valley Children’s Hospital);
Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	455	489,381

Series 1998, COP (INS - NATL)(a)	5.00%	03/15/2023	225	226,553

Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,318,110

Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	363,254

Series 2018 B, RB	5.00%	09/01/2033	250	267,099

Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	125	124,841

Mount San Jacinto Community College District; Series 2018 B, GO Bonds	4.00%	08/01/2043	5,000	4,987,580

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	312,711

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	496,206

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2038	555	553,061

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	464,353

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	585,141

Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2035	1,000	1,015,838

Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,017

Municipal Improvement Corp. of Los Angeles; Series 2020 B, RB	5.00%	11/01/2040	1,985	2,223,055

Napa Valley Unified School District; Series 2019 C, GO Bonds (INS - AGM)(a)	4.00%	08/01/2040	3,500	3,506,545

Natomas Unified School District; Series 2014, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2026	760	777,462

Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	5,000	5,079,077

Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,410	1,425,752

Oakland (Port of), CA; Series 2021 H, Ref. RB(d)	5.00%	05/01/2023	2,245	2,277,211

Oakland Unified School District (County of Alameda);
Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2030	5,000	5,456,751

Series 2021 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2046	3,315	3,147,542

Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	685	698,187

Series 2013 A, Ref. RB	5.00%	09/01/2027	745	758,823

Series 2013 A, Ref. RB	5.00%	09/01/2028	805	819,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Orange (City of), CA (Community Facilities District No. 91-2 - Serrano Heights Public Improvements); Series 2013, Ref. RB(b)(c)	5.00%	10/01/2022	$1,495	$1,498,360

Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,078,777

Palm Desert (City of), CA;
Series 2021 A, Ref. RB	3.00%	09/01/2022	250	250,000

Series 2021 A, Ref. RB	3.00%	09/01/2023	270	267,941

Series 2021 A, Ref. RB	3.00%	09/01/2024	280	275,029

Series 2021 A, Ref. RB	4.00%	09/01/2025	290	293,869

Palo Alto (City of), CA; Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2024	10	10,096

Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,700,673

Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,907,513

Series 2016, Ref. RB	5.00%	11/01/2039	6,320	6,499,807

Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	196,798

Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	218,073

Perris Union High School District; Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2040	2,000	1,949,079

Poway Unified School District Public Financing Authority;
Series 2013, RB(b)(c)	5.00%	09/15/2023	845	868,219

Series 2013, RB(b)(c)	5.00%	09/15/2023	1,175	1,207,286

Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1); Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,803,897

Rancho Mirage (City of), CA (Reassessment District No. R22-85);
Series 2002, Ref. RB	5.75%	09/02/2022	5	5,000

Series 2002, Ref. RB	5.75%	09/02/2026	20	20,245

Rancho Mirage (City of), CA (Reassessment District No. R25-90); Series 1998, Ref. RB	5.50%	09/02/2024	5	5,049

Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,109

Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,986

Regents of the University of California Medical Center; Series 2013 J, RB	5.00%	05/15/2043	6,050	6,139,040

Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	5,980	6,376,101

Riverside (City of), CA (Riverwalk Auto Center Assessment District);
Series 2012, Ref. RB	5.00%	09/02/2023	315	318,119

Series 2012, Ref. RB	5.00%	09/02/2024	335	338,339

Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	203,257

Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,646,731

Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,159,587

Riverside (County of), CA Community Facilities District No. 04-2; Series 2012, Ref. RB	5.00%	09/01/2028	450	454,133

Riverside (County of), CA Community Facilities Districts (Scott Road); Series 2013, RB	5.00%	09/01/2042	3,000	3,002,201

Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	487,017

Series 2020, RB	4.00%	09/01/2037	500	474,080

Series 2020, RB	4.00%	09/01/2040	350	321,199

Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	285,785

Series 2021, RB	4.00%	09/01/2036	305	291,330

Series 2021, RB	4.00%	09/01/2037	320	303,411

Series 2021, RB	4.00%	09/01/2038	330	310,396

Series 2021, RB	4.00%	09/01/2039	345	322,701

Series 2021, RB	4.00%	09/01/2040	190	174,365

Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	371,625

Series 2013, RB	5.00%	09/01/2026	440	448,296

Series 2013, RB	5.00%	09/01/2027	405	412,554

Series 2013, RB	5.00%	09/01/2028	500	509,090

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	232,676

Series 2020, RB	4.00%	09/01/2035	275	268,550

Series 2020, RB	4.00%	09/01/2037	320	308,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Roseville (City of), CA Natural Gas Financing Authority;
Series 2007, RB	5.00%	02/15/2023	$80	$80,643

Series 2007, RB	5.00%	02/15/2024	265	271,140

Series 2007, RB	5.00%	02/15/2025	100	103,610

Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom);
Series 2019, RB	4.00%	06/01/2034	1,265	1,288,632

Series 2019, RB	4.00%	06/01/2037	1,760	1,770,777

Sacramento (City of), CA Area Flood Control Agency; Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	1,900	1,957,524

Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	1,860,883

Series 2013 A, Ref. RB	5.00%	09/01/2025	850	859,946

Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	785	794,341

Series 2013 A, Ref. RB	5.00%	09/01/2027	455	460,324

Sacramento (City of), CA Municipal Utility District; Series 2015, Ref. RB	5.00%	07/01/2030	1,235	1,323,486

Sacramento (City of), CA Suburban Water District; Series 2012 A, Ref. RB(b)(c)	4.00%	11/01/2022	120	120,340

Sacramento (County of), CA;
Series 1991 A, RB(b)(d)	7.25%	10/01/2023	760	777,598

Series 2018 C, Ref. RB(d)	5.00%	07/01/2037	2,200	2,307,612

Series 2018 C, Ref. RB(d)	5.00%	07/01/2038	3,800	3,977,239

Sacramento (County of), CA (Juvenile Courthouse);
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2022	555	556,157

Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2023	430	430,856

Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(d)	5.25%	06/01/2027	235	234,298

Sacramento (County of), CA Public Financing Authority;
Series 2003 A, RB (INS - NATL)(a)	5.00%	12/01/2022	5	5,008

Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	15	15,030

Salinas (City of), CA Redevelopment Agency; Series 1996 A, RB (INS - AGM)(a)	5.50%	11/01/2023	45	45,108

San Bernardino (City of), CA Joint Powers Financing Authority;
Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	130	130,299

Series 2005 A, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	180	186,265

Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2022	50	50,127

Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	70	72,436

San Bernardino (City of), CA Redevelopment Agency Successor Agency; Series 1995, RB(d)	7.88%	07/01/2025	10	10,074

San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	285	304,822

San Carlos School District (Election of 2012); Series 2013, GO Bonds	5.00%	10/01/2028	120	123,379

San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	102,166

Series 2021, Ref. RB	4.00%	09/01/2027	100	102,384

Series 2021, Ref. RB	4.00%	09/01/2028	100	102,444

Series 2021, Ref. RB	4.00%	09/01/2029	100	101,990

Series 2021, Ref. RB	4.00%	09/01/2030	100	100,209

San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2022	165	165,000

Series 2013, Ref. RB	5.00%	09/02/2023	175	176,559

Series 2013, Ref. RB	5.00%	09/02/2024	185	186,596

Series 2013, Ref. RB	5.00%	09/02/2025	190	191,620

Series 2013, Ref. RB	5.13%	09/02/2026	205	206,906

Series 2013, Ref. RB	5.13%	09/02/2027	215	216,987

Series 2013, Ref. RB	5.25%	09/02/2028	225	227,142

Series 2013, Ref. RB	5.38%	09/02/2029	240	242,360

Series 2013, Ref. RB	5.38%	09/02/2030	250	252,403

Series 2013, Ref. RB	5.50%	09/02/2031	260	262,544

Series 2013, Ref. RB	5.50%	09/02/2032	280	282,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	$545	$555,646

Series 2013, Ref. RB	5.00%	09/01/2027	610	621,559

Series 2013, Ref. RB	5.00%	09/01/2028	640	651,509

Series 2013, Ref. RB	5.00%	09/01/2030	720	731,844

San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,343,540

Series 2015 A, RB	5.00%	10/15/2034	1,000	1,073,501

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	75	75,180

San Diego (County of), CA Regional Airport Authority;
Series 2013 B, RB(b)(c)(d)	5.00%	07/01/2023	1,520	1,551,875

Series 2017 B, RB(d)	5.00%	07/01/2037	1,000	1,041,307

Series 2020, Ref. RB	5.00%	07/01/2040	2,000	2,173,719

San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,177

San Francisco (City & County of), CA;
Series 2015 A, COP	5.00%	04/01/2029	700	709,537

Series 2015 R-1, Ref. COP	4.00%	09/01/2032	2,105	2,127,054

Series 2015 R-1, Ref. COP	4.00%	09/01/2035	4,090	4,110,804

Series 2015 R1, Ref. GO Bonds	4.00%	06/15/2030	100	101,139

San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	15	15,709

San Francisco (City & County of), CA (Green Bonds); Series 2019 A, COP	4.00%	04/01/2039	9,290	9,333,879

San Francisco (City & County of), CA (Moscone Convention Center Expansion); Series 2017 B, COP	4.00%	04/01/2042	2,250	2,190,185

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2013 A, RB(d)	5.50%	05/01/2028	3,330	3,393,292

Series 2014 A, RB(d)	5.00%	05/01/2039	4,500	4,587,806

Series 2014 A, RB(d)	5.00%	05/01/2040	575	585,893

Series 2016 B, RB(d)	5.00%	05/01/2041	5,000	5,172,963

Series 2018 D, RB(d)	5.25%	05/01/2048	8,000	8,356,386

Series 2019 A, RB(d)	5.00%	05/01/2037	8,000	8,464,154

San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(e)	5.00%	09/01/2027	360	378,496

Series 2022 A, RB(e)	5.00%	09/01/2032	400	424,653

Series 2022 B, RB(e)	5.00%	09/01/2032	480	509,584

San Francisco (City & County of), CA Public Utilities Commission;
Series 2021 B, RB	4.00%	11/01/2043	1,355	1,321,849

Series 2021 B, RB	4.00%	11/01/2044	1,465	1,422,073

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2023	500	500,795

Series 2013 C, RB(h)	0.00%	08/01/2036	1,245	566,318

San Francisco (City of), CA Bay Area Rapid Transit District;
Series 2019 A, RB	4.00%	07/01/2038	3,390	3,435,729

Series 2019 A, RB	4.00%	07/01/2039	2,075	2,095,279

San Francisco Community College District (Election of 2020); Series 2020 A, GO Bonds	4.00%	06/15/2045	3,045	2,894,864

San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	994,356

San Jose (City of), CA;
Series 2017 A, Ref. RB(d)	5.00%	03/01/2035	500	521,277

Series 2017 A, Ref. RB(d)	5.00%	03/01/2036	1,000	1,041,106

Series 2017 A, Ref. RB(d)	5.00%	03/01/2037	1,250	1,298,447

San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(d)	6.10%	01/01/2031	25	24,999

San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,825	1,827,614

San Luis Obispo (County of), CA; Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	10	10,014

Santa Barbara (County of), CA; Series 2018 B, COP(d)	5.25%	12/01/2032	9,600	10,639,753

Santa Clara (County of), CA Financing Authority; Series 2018 A, RB	4.00%	04/01/2043	7,000	6,982,799

Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(d)	5.85%	08/01/2031	1,585	1,588,993

Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,430,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2023	$635	$637,386

Series 2012, Ref. RB	5.00%	11/15/2024	325	326,268

Series 2012, Ref. RB	5.00%	11/15/2025	925	928,572

Series 2012, Ref. RB	5.00%	11/15/2027	785	787,826

Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,174,091

Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	15	14,187

Saugus Union School District;
Series 2013, Ref. RB	5.00%	09/01/2025	710	723,729

Series 2013, Ref. RB	5.00%	09/01/2026	770	784,899

Series 2013, Ref. RB	5.00%	09/01/2027	830	845,974

Series 2013, Ref. RB	5.00%	09/01/2028	895	911,625

Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2038	650	656,149

Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	255,527

Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	735	736,250

Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,056

Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	1,020	1,049,442

South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,197,288

South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGM)(a)	4.00%	10/01/2034	500	506,919

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,254,204

Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,138,912

Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,930,624

Series 2019, Ref. RB	5.00%	06/01/2048	6,575	6,670,287

Stockton Unified School District;
Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	07/01/2025	1,620	1,622,722

Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	07/01/2026	1,115	1,116,864

Sunnyvale (City of), CA; Series 1998 A, Ref. COP (INS - AMBAC)(a)	5.00%	10/01/2022	5	5,011

Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	308,122

Series 2013, RB	5.00%	10/01/2026	415	426,146

Series 2013, RB	5.00%	10/01/2027	700	718,649

Series 2013, RB	5.00%	10/01/2028	1,465	1,503,396

Series 2013, RB	5.00%	10/01/2029	1,490	1,528,407

Tejon Ranch Public Facilities Financing Authority (Community Facilities District No. 2000-1 - Tejon Industrial Complex Public Improvements); Series 2012, RB	5.25%	09/01/2028	825	825,000

Three Rivers Levee Improvement Authority;
Series 2021, Ref. RB	4.00%	09/01/2026	220	223,039

Series 2021, Ref. RB	4.00%	09/01/2028	260	263,966

Series 2021, Ref. RB	4.00%	09/01/2030	300	300,014

Series 2021, Ref. RB	4.00%	09/01/2032	100	98,733

Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	20	20,313

Series 2002, RB	6.25%	09/01/2032	25	25,053

Transbay Joint Powers Authority (Green Bonds); Series 2020 B, RB	2.40%	10/01/2049	4,385	4,103,714

Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	27,511

Tustin (City of), CA Community Facilities District;
Series 2013, Ref. RB	5.00%	09/01/2024	420	429,289

Series 2013, Ref. RB	5.00%	09/01/2025	445	454,796

Series 2013, Ref. RB	5.00%	09/01/2026	470	480,166

Series 2013, Ref. RB	5.00%	09/01/2027	490	500,499

Series 2013, Ref. RB	5.00%	09/01/2028	515	525,739

University of California;
Series 2013 AF, RB(b)	5.00%	05/15/2027	880	896,604

Series 2013 AI, RB	5.00%	05/15/2034	3,500	3,562,582

Series 2013 AI, RB	5.00%	05/15/2038	900	915,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Vacaville (City of), CA Redevelopment Agency Successor Agency; Series 2000 A, Ref. RB	6.00%	11/01/2024	$95	$95,522

Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	25	25,270

Series 2003 A, RB	6.13%	09/01/2034	30	30,293

Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	20	20,043

Wasco (City of), CA Public Financing Authority; Series 1994, RB	7.50%	09/15/2023	5	5,014

Washington Township Health Care District (Election of 2004); Series 2013 B, GO Bonds	5.00%	08/01/2043	8,000	8,205,482

Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,394,699

Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	6,250	6,375,670

William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2013, Ref. RB	5.00%	09/01/2025	835	851,146

				691,430,285

Guam–0.26%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,091,478

Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	10/01/2022	225	225,456

Series 2012 A, Ref. RB(b)(c)	5.00%	10/01/2022	155	155,314

Series 2012 A, Ref. RB(b)(c)	5.00%	10/01/2022	265	265,537

Series 2012 A, Ref. RB (AGM)(b)	5.00%	10/01/2022	155	155,314

				1,893,099

Puerto Rico–4.16%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	754	773,153

Series 2002, RB	5.50%	05/15/2039	4,275	4,341,794

PR Custodial Trust; Series 2003 A, RB	0.00%	03/15/2049	145	9,215

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	56	51,602

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	215	122,293

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	5,093	5,170,202

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,186	4,320,206

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	195,565

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	195,260

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	176	193,184

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	325,127

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	138,004

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	115,434

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	175	152,957

Subseries 2022, RN(h)	0.00%	11/01/2043	830	428,389

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB (INS - AGC)(a)	6.13%	07/01/2024	20	20,694

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (Acquired 01/16/2013-06/07/2017; Cost $470,000) (INS - NATL)(a)(g)	5.00%	07/01/2025	470	471,181

Series 2005 RR, RB (Acquired 03/21/2013-06/01/2017; Cost $3,690,000) (INS - NATL)(a)(g)	5.00%	07/01/2023	3,690	3,699,271

Series 2005 RR, RB (Acquired 05/23/2013-06/01/2017; Cost $520,000) (INS - NATL)(a)(g)	5.00%	07/01/2024	520	521,307

Series 2005 SS, Ref. RB (Acquired 06/01/2017; Cost $100,000) (INS - NATL)(a)(g)	5.00%	07/01/2024	100	100,251

Series 2005 SS, Ref. RB (Acquired 06/17/2013; Cost $25,000) (INS - NATL)(a)(g)	5.00%	07/01/2025	25	25,063

Series 2007 UU, Ref. RB (Acquired 04/15/2015; Cost $455,000) (INS - AGM)(a)(g)	5.00%	07/01/2024	455	461,825

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	175	176,283

Series 2004 J, RB (INS - NATL)(a)	5.00%	07/01/2029	600	601,507

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(d)	6.63%	06/01/2026	2,365	2,450,535

Puerto Rico Public Finance Corp.;
Series 2011 B, RB (Acquired 12/08/2011; Cost $597,814)(f)(g)	6.00%	08/01/2024	600	22,500

Series 2011 B, RB (Acquired 12/08/2011; Cost $1,388,907)(f)(g)	6.00%	08/01/2025	1,400	52,500

Series 2011 B, RB (Acquired 12/08/2011; Cost $3,252,513)(f)(g)	6.00%	08/01/2026	3,300	123,750

Series 2011 B, RB (Acquired 12/08/2011-06/26/2013; Cost $1,709,201)(f)(g)	5.50%	08/01/2031	1,750	65,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	$4,057	$4,088,953

Series 2018 A-1, RB	4.55%	07/01/2040	4	4,000

Series 2018 A-1, RB(h)	0.00%	07/01/2046	5	1,432

Series 2018 A-1, RB(h)	0.00%	07/01/2051	5	1,066

Series 2018 A-1, RB	4.75%	07/01/2053	4	3,825

Series 2018 A-1, RB	5.00%	07/01/2058	5	4,851

Series 2019 A-2, RB	4.54%	07/01/2053	46	42,456

Series 2019 A-2, RB	4.78%	07/01/2058	620	579,763

University of Puerto Rico;
Series 2006 P, Ref. RB (INS - NATL)(a)	5.00%	06/01/2024	100	100,251

Series 2006 P, Ref. RB	5.00%	06/01/2024	315	312,427

				30,463,703

Virgin Islands–0.10%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2022	25	25,322

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2023	300	304,791

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2024	90	91,455

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2025	170	172,760

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2026	125	127,038

				721,366

Total Municipal Obligations (Cost $754,030,798)				724,508,453

U.S. Dollar Denominated Bonds & Notes–0.23%
California–0.23%
CalPlant I LLC;
Series 21A(e)	9.50%	10/12/2022	240	241,003

Series 21B(e)	9.50%	10/12/2022	905	908,783

Series 22A(e)(i)	9.50%	10/12/2022	500	500,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,949,052)				1,649,786

TOTAL INVESTMENTS IN SECURITIES(j)–99.17% (Cost $755,979,850)				726,158,239

BORROWINGS–(0.67)%				(4,900,000)

OTHER ASSETS LESS LIABILITIES–1.50%				10,985,321

NET ASSETS–100.00%				$732,243,560

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Limited Term California Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $33,585,567, which represented 4.59% of the Fund’s Net Assets.

(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $3,092,777, which represented less than 1% of the Fund’s Net Assets.

(g)	Restricted security. The aggregate value of these securities at August 31, 2022 was $5,971,675, which represented less than 1% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Build America Mutual Assurance Co.	6.47%

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	84.82%

General Obligation Bonds	12.08

Pre-Refunded Bonds	3.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Limited Term California Municipal Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $755,979,850)	$726,158,239

Cash	1,002,052

Receivable for:
Investments sold	1,885,000

Fund shares sold	577,974

Interest	10,137,751

Investments matured, at value (Cost $1,518,079)	1,107,846

Investment for trustee deferred compensation and retirement plans	39,503

Other assets	108,502

Total assets	741,016,867

Liabilities:
Payable for:
Borrowings	4,900,000

Investments purchased	1,345,568

Dividends	505,391

Fund shares reacquired	1,665,127

Accrued fees to affiliates	242,064

Accrued interest expense	10,632

Accrued trustees’ and officers’ fees and benefits	7,916

Accrued other operating expenses	57,106

Trustee deferred compensation and retirement plans	39,503

Total liabilities	8,773,307

Net assets applicable to shares outstanding	$732,243,560

Net assets consist of:
Shares of beneficial interest	$825,789,147

Distributable earnings (loss)	(93,545,587)

$732,243,560

Net Assets:
Class A	$301,321,020

Class C	$29,074,109

Class Y	$397,253,850

Class R6	$4,594,581

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	96,755,421

Class C	9,382,320

Class Y	127,211,081

Class R6	1,477,290

Class A:
Net asset value per share	$3.11

Maximum offering price per share (Net asset value of $3.11 ÷ 97.50%)	$3.19

Class C:
Net asset value and offering price per share	$3.10

Class Y:
Net asset value and offering price per share	$3.12

Class R6:
Net asset value and offering price per share	$3.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Limited Term California Municipal Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$10,308,021

Expenses:
Advisory fees	1,533,169

Administrative services fees	53,675

Custodian fees	2,987

Distribution fees:
Class A	401,872

Class C	156,250

Interest, facilities and maintenance fees	142,947

Transfer agent fees – A, C and Y	257,122

Transfer agent fees – R6	145

Trustees’ and officers’ fees and benefits	10,234

Registration and filing fees	28,716

Reports to shareholders	1,819

Professional services fees	36,138

Other	8,341

Total expenses	2,633,415

Net investment income	7,674,606

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(4,689,319)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(32,890,158)

Net realized and unrealized gain (loss)	(37,579,477)

Net increase (decrease) in net assets resulting from operations	$(29,904,871)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Limited Term California Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31, 2022	February 28, 2022

Operations:
Net investment income	$7,674,606	$13,833,683

Net realized gain (loss)	(4,689,319)	(1,703,658)

Change in net unrealized appreciation (depreciation)	(32,890,158)	(12,973,733)

Net increase (decrease) in net assets resulting from operations	(29,904,871)	(843,708)

Distributions to shareholders from distributable earnings:
Class A	(3,041,019)	(7,442,945)

Class C	(178,004)	(604,644)

Class Y	(4,212,397)	(9,547,678)

Class R6	(54,336)	(214,370)

Total distributions from distributable earnings	(7,485,756)	(17,809,637)

Share transactions–net:
Class A	(27,405,765)	34,757,274

Class C	(4,957,516)	(10,358,126)

Class Y	4,305,177	81,690,816

Class R6	(1,622,218)	(4,210,637)

Net increase (decrease) in net assets resulting from share transactions	(29,680,322)	101,879,327

Net increase (decrease) in net assets	(67,070,949)	83,225,982

Net assets:
Beginning of period	799,314,509	716,088,527

End of period	$732,243,560	$799,314,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Limited Term California Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/22	$3.27	$0.03	$(0.16)	$(0.13)	$(0.03)	$3.11	(3.98)%	$301,321	0.81	%(d)	0.81	%(d)	0.77	%(d)	1.94	%(d)	34%
Year ended 02/28/22	3.34	0.06	(0.06)	0.00	(0.07)	3.27	0.04	344,777	0.80		0.80		0.76		1.66		29
Year ended 02/28/21	3.42	0.08	(0.08)	0.00	(0.08)	3.34	0.09	317,908	0.85		0.85		0.79		2.35		27
Seven months ended 02/29/20	3.32	0.05	0.10	0.15	(0.05)	3.42	4.51	255,461	0.84	(d)	0.84	(d)	0.78	(d)	2.60	(d)	13
Year ended 07/31/19	3.16	0.09	0.15	0.24	(0.08)	3.32	7.69	220,719	0.94		0.95		0.82		2.75		36
Year ended 07/31/18	3.15	0.09	0.01	0.10	(0.09)	3.16	3.19	182,533	0.98		0.98		0.85		2.79		20
Year ended 07/31/17	3.29	0.10	(0.13)	(0.03)	(0.11)	3.15	(0.81)	239,256	0.91		0.91		0.81		3.25		21
Class C
Six months ended 08/31/22	3.25	0.02	(0.15)	(0.13)	(0.02)	3.10	(4.06)	29,074	1.56	(d)	1.56	(d)	1.52	(d)	1.19	(d)	34
Year ended 02/28/22	3.32	0.03	(0.05)	(0.02)	(0.05)	3.25	(0.71)	35,663	1.55		1.55		1.51		0.91		29
Year ended 02/28/21	3.40	0.05	(0.07)	(0.02)	(0.06)	3.32	(0.65)	46,761	1.60		1.60		1.54		1.60		27
Seven months ended 02/29/20	3.31	0.04	0.08	0.12	(0.03)	3.40	3.76	74,037	1.59	(d)	1.59	(d)	1.53	(d)	1.84	(d)	13
Year ended 07/31/19	3.15	0.06	0.16	0.22	(0.06)	3.31	6.91	76,761	1.70		1.71		1.58		1.99		36
Year ended 07/31/18	3.14	0.06	0.01	0.07	(0.06)	3.15	2.43	94,579	1.73		1.73		1.60		2.03		20
Year ended 07/31/17	3.28	0.08	(0.13)	(0.05)	(0.09)	3.14	(1.56)	122,816	1.67		1.67		1.57		2.50		21
Class Y
Six months ended 08/31/22	3.28	0.03	(0.16)	(0.13)	(0.03)	3.12	(3.84)	397,254	0.56	(d)	0.56	(d)	0.52	(d)	2.19	(d)	34
Year ended 02/28/22	3.35	0.06	(0.05)	0.01	(0.08)	3.28	0.30	412,391	0.55		0.55		0.51		1.91		29
Year ended 02/28/21	3.43	0.09	(0.08)	0.01	(0.09)	3.35	0.35	340,628	0.60		0.60		0.54		2.60		27
Seven months ended 02/29/20	3.33	0.06	0.09	0.15	(0.05)	3.43	4.64	298,245	0.59	(d)	0.59	(d)	0.53	(d)	2.84	(d)	13
Year ended 07/31/19	3.17	0.10	0.15	0.25	(0.09)	3.33	7.93	251,897	0.70		0.71		0.58		2.99		36
Year ended 07/31/18	3.16	0.09	0.02	0.11	(0.10)	3.17	3.43	180,248	0.73		0.73		0.60		3.03		20
Year ended 07/31/17	3.30	0.11	(0.13)	(0.02)	(0.12)	3.16	(0.57)	192,683	0.67		0.67		0.57		3.43		21
Class R6
Six months ended 08/31/22	3.27	0.04	(0.16)	(0.12)	(0.04)	3.11	(3.83)	4,595	0.50	(d)	0.50	(d)	0.46	(d)	2.25	(d)	34
Year ended 02/28/22	3.34	0.07	(0.06)	0.01	(0.08)	3.27	0.37	6,483	0.49		0.49		0.45		1.97		29
Year ended 02/28/21	3.41	0.09	(0.07)	0.02	(0.09)	3.34	0.70	10,792	0.53		0.54		0.47		2.67		27
Seven months ended 02/29/20	3.32	0.05	0.09	0.14	(0.05)	3.41	4.38	9,052	0.50	(d)	0.56	(d)	0.50	(d)	2.94	(d)	13
Period ended 07/31/19(e)	3.29	0.02	0.03	0.05	(0.02)	3.32	1.44	166	0.60	(d)	0.65	(d)	0.52	(d)	3.09	(d)	36

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Limited Term California Municipal Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Limited Term California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are

22	Invesco Limited Term California Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

During the period, the Fund experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

23	Invesco Limited Term California Municipal Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $100 million	0.500%

Next $150 million	0.450%

Next $1.75 billion	0.400%

Over $2 billion	0.390%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $3,151 in front-end sales commissions from the sale of Class A shares and $49,947 and $1,095 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

24	Invesco Limited Term California Municipal Fund

    The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$724,508,453	$–	$724,508,453

U.S. Dollar Denominated Bonds & Notes	–	1,149,786	500,000	1,649,786

Total Investments in Securities	–	725,658,239	500,000	726,158,239

Other Investments - Assets

Investments Matured	–	1,107,846	–	1,107,846

Total Investments	$–	$726,766,085	$500,000	$727,266,085

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

    During the six months ended August 31, 2022, the average daily balance of borrowing under the revolving credit and security agreement was $6,158,152 with an average interest rate of 0.73%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$18,432,616	$40,313,345	$58,745,961

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $250,613,073 and $286,419,718, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 3,111,224

Aggregate unrealized (depreciation) of investments	(34,215,806)

Net unrealized appreciation (depreciation) of investments	$(31,104,582)

Cost of investments for tax purposes is $758,370,667.

25	Invesco Limited Term California Municipal Fund

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2022(a)		February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	16,833,239	$52,807,378	25,435,717	$85,685,874

Class C	1,115,067	3,468,700	1,490,504	4,989,797

Class Y	64,112,914	201,977,768	62,398,635	210,489,933

Class R6	216,969	674,554	167,359	564,318

Issued as reinvestment of dividends:
Class A	562,462	1,768,051	1,278,414	4,292,257

Class C	37,336	116,788	120,234	401,900

Class Y	748,484	2,356,423	1,672,097	5,630,630

Class R6	12,956	40,692	55,430	186,206

Automatic conversion of Class C shares to Class A shares:
Class A	968,608	3,044,928	2,109,779	7,093,628

Class C	(972,892)	(3,044,928)	(2,121,283)	(7,093,628)

Reacquired:
Class A	(27,023,970)	(85,026,122)	(18,573,867)	(62,314,485)

Class C	(1,755,026)	(5,498,076)	(2,599,011)	(8,656,195)

Class Y	(63,375,478)	(200,029,014)	(40,011,057)	(134,429,747)

Class R6	(737,850)	(2,337,464)	(1,471,711)	(4,961,161)

Net increase (decrease) in share activity	(9,257,181)	$(29,680,322)	29,951,240	$101,879,327

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

26	Invesco Limited Term California Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$960.20	$4.00	$1,021.12	$4.13	0.81%
Class C	1,000.00	959.40	7.70	1,017.34	7.93	1.56
Class Y	1,000.00	961.60	2.77	1,022.38	2.85	0.56
Class R6	1,000.00	961.70	2.47	1,022.68	2.55	0.50

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

27	Invesco Limited Term California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term California Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Bloomberg 5 Year Municipal Bond Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund

28	Invesco Limited Term California Municipal Fund

performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

29	Invesco Limited Term California Municipal Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROLTCAM-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco Limited Term Municipal Income Fund

Nasdaq:

A: ATFAX ∎ A2: AITFX ∎ C: ATFCX ∎ Y: ATFYX ∎ R5: ATFIX ∎ R6: ATFSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

26	Financial Statements

29	Financial Highlights

30	Notes to Financial Statements

35	Fund Expenses

36	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.86%
Class A2 Shares	-1.73
Class C Shares	-2.23
Class Y Shares	-1.74
Class R5 Shares	-1.73
Class R6 Shares	-1.71
S&P Municipal Bond Index▼ (Broad Market Index)	-5.44
S&P Municipal Bond Investment Grade Short Intermediate Index▼ (Style-Specific Index)	-2.19
Lipper Short-Intermediate Municipal Debt Funds Index◾ (Peer Group Index)	-2.53

Source(s): ▼RIMES Technologies Corp.; ◾Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Investment Grade Short Intermediate Index is an unmanaged index considered representative of investment-grade US municipal bonds with maturities between one and eight years.

    The Lipper Short-Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of short-intermediate municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Limited Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges
Class A Shares
Inception (10/31/02)	2.57%
10 Years	1.07
5 Years	0.41
1 Year	-6.06
Class A2 Shares
Inception (5/11/87)	4.33%
10 Years	1.47
5 Years	0.94
1 Year	-4.46
Class C Shares
10 Years	0.64%
5 Years	0.14
1 Year	-5.30
Class Y Shares
Inception (10/3/08)	3.09%
10 Years	1.58
5 Years	1.15
1 Year	-3.38
Class R5 Shares
Inception (7/30/04)	2.96%
10 Years	1.60
5 Years	1.19
1 Year	-3.37
Class R6 Shares
10 Years	1.50%
5 Years	1.23
1 Year	-3.32

Class C shares incepted on June 28, 2013. Performance shown prior to that date is that of Class A2 shares at net asset value, restated to reflect the higher 12b-1 fees applicable to Class C shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1% sales charge. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Limited Term Municipal Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Limited Term Municipal Income Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.35%
Alabama–2.68%
Black Belt Energy Gas District (The); Series 2022 D-1, Ref. RB(a)	4.00%	06/01/2027	$10,500	$10,661,496

Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	46,605	47,094,399

Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	15,000	15,032,284

Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	2,000	1,950,075

Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(a)(b)	2.62%	04/01/2024	8,625	8,532,950

Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(a)(b)	2.15%	04/01/2024	2,875	2,850,069

Southeast Alabama Gas Supply District (The) (No. 2); Series 2018 A, RB(a)	4.00%	06/01/2024	5,000	5,040,732

University of Alabama (The); Series 2014 B, Ref. RB(a)(c)	5.00%	07/01/2024	550	575,857

				91,737,862

Alaska–1.12%
Alaska (State of) Municipal Bond Bank Authority; Series 2016-3, Ref. RB	5.00%	12/01/2025	4,635	4,965,735

Anchorage (City of), AK; Series 2022, GO Notes	1.50%	12/15/2022	31,320	31,248,750

Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	2,250	2,286,695

				38,501,180

Arizona–2.47%
Arizona (State of);
Series 2019, Ref. RB(c)	5.00%	07/01/2026	10,000	10,928,835

Series 2019, Ref. RB(c)	5.00%	07/01/2027	10,500	11,710,272

Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	15,207	14,708,926

Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2023	550	544,832

Series 2019 A, RB	5.00%	01/01/2024	555	535,319

Series 2019 A, RB	5.00%	01/01/2025	605	568,853

Series 2019 A, RB	5.00%	01/01/2026	735	676,574

Series 2019 A, RB	5.00%	01/01/2027	800	720,273

Arizona (State of) Industrial Development Authority (Great Lakes Senior Living Community); Series 2019 B, RB	5.00%	01/01/2043	2,520	1,673,070

Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(d)	4.50%	07/15/2029	1,250	1,235,404

Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. RB	5.00%	10/01/2024	5,000	5,264,546

Glendale Municipal Property Corp.; Series 2012 C, Ref. RB	4.00%	07/01/2038	100	100,043

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(d)	5.00%	02/15/2026	940	958,722

Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group); Series 2017 C, RB(a)	5.00%	10/18/2024	7,500	7,844,944

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(d)	3.00%	07/01/2031	625	549,735

Maricopa (County of), AZ Special Health Care District;
Series 2018 C, GO Bonds	5.00%	07/01/2024	2,000	2,089,991

Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	2,644,023

Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,450	2,562,035

Series 2017 D, Ref. RB	5.00%	07/01/2024	5,080	5,290,006

Series 2022, RB	5.00%	07/01/2034	1,600	1,866,476

Series 2022, RB	5.00%	07/01/2036	1,000	1,150,486

Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	750	675,844

University of Arizona (The); Series 2014, RB	5.00%	08/01/2039	10,000	10,283,869

				84,583,078

California–5.28%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	2,530	2,571,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of);
Series 2013 E, GO Bonds (SIFMA Municipal Swap Index + 0.43%)(a)(b)	1.93%	12/01/2023	$7,000	$6,996,695

Series 2019, Ref. GO Bonds	5.00%	04/01/2037	5,000	5,182,388

California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	240,135

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2016 B, Ref. RB	5.00%	08/15/2035	1,000	1,073,049

California (State of) Health Facilities Financing Authority (City of Hope); Series 2019, RB	5.00%	11/15/2049	10,000	10,226,282

California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB(a)	4.00%	10/01/2024	5,000	5,125,713

California (State of) Housing Finance Agency; Series 2021 A, RB	3.25%	08/20/2036	4,301	3,891,007

California (State of) Infrastructure & Economic Development Bank; Series 2019, Ref. RB(a)	1.75%	08/01/2026	5,240	4,880,800

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	1,190	1,195,304

California (State of) Municipal Finance Authority (Humangood Obligation Group);
Series 2019 A, Ref. RB	4.00%	10/01/2028	750	769,037

Series 2019 A, Ref. RB	4.00%	10/01/2029	1,000	1,021,086

California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(e)	5.00%	05/15/2024	350	362,152

Series 2019, RB (INS - BAM)(e)	5.00%	05/15/2025	500	521,204

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(d)	2.13%	11/15/2027	1,000	926,505

Series 2021, RB(d)	2.38%	11/15/2028	1,500	1,371,886

California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(d)	4.25%	07/01/2028	1,635	1,655,189

Glendale (City of), CA; Series 2013, RB	5.00%	02/01/2039	8,925	9,082,068

Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB(c)	5.00%	06/01/2024	6,500	6,804,917

Series 2017 A-1, Ref. RB(c)	5.00%	06/01/2025	10,000	10,716,023

Series 2017 A-1, Ref. RB(a)(c)	5.00%	06/01/2027	11,765	13,172,268

Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2025	3,000	2,763,649

Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 I, RB	5.00%	05/15/2035	1,355	1,540,450

Series 2022 I, RB	5.00%	05/15/2036	750	850,517

Series 2022 I, RB	5.00%	05/15/2037	1,130	1,276,685

Series 2022 I, RB	5.00%	05/15/2038	1,200	1,351,420

Los Angeles (City of), CA Department of Water & Power; Series 2014 A, RB	5.00%	07/01/2031	4,690	4,908,769

Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C); Series 2013 B, RB	5.00%	07/01/2036	9,800	9,998,989

Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB	5.00%	12/01/2039	3,000	3,124,715

Madera Unified School District; Series 2018, COP (INS - BAM)(e)	5.00%	09/01/2034	500	512,638

Mizuho Floater/Residual Trust; Series 2020, VRD RB(d)(g)	1.75%	10/01/2036	18,504	18,504,000

Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds(f)	0.00%	08/01/2023	1,300	1,268,868

Sacramento (County of), CA; Series 2018 B, Ref. RB(c)	5.00%	07/01/2023	1,000	1,020,971

San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds); Series 2019, RB	1.80%	11/15/2027	9,465	8,965,372

San Diego (City of), CA Public Facilities Financing Authority; Series 2016 B, Ref. RB	5.00%	08/01/2039	8,735	9,423,709

San Francisco (City & County of), CA Public Utilities Commission; Series 2013 B, RB	4.00%	10/01/2039	150	150,015

San Francisco (City of), CA Public Utilities Commission; Series 2017 B, RB	5.00%	11/01/2036	1,400	1,465,132

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2027	1,500	1,618,492

Series 2019, Ref. RB	5.00%	06/01/2028	1,500	1,635,408

Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(f)	0.00%	08/01/2023	2,000	1,953,690

Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. RB (INS - BAM)(e)	5.00%	09/01/2022	1,500	1,500,000

Series 2015, Ref. RB (INS - BAM)(e)	5.00%	09/01/2023	1,000	1,025,168

Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2022	1,000	1,000,000

Series 2015 A, Ref. RB	5.00%	09/01/2023	650	665,581

Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,559,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
University of California;
Series 2013 AF, RB(c)	5.00%	05/15/2039	$4,450	$4,523,303

Series 2023 BM, Ref. RB	5.00%	05/15/2034	1,500	1,705,898

Series 2023 BM, Ref. RB	5.00%	05/15/2035	2,500	2,821,043

Series 2023 BM, Ref. RB	5.00%	05/15/2036	2,500	2,801,981

Series 2023 BM, Ref. RB	5.00%	05/15/2037	2,000	2,230,740

West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,158,108

				181,110,172

Colorado–3.41%
Arkansas River Power Authority; Series 2006, RB(c)	5.88%	10/01/2026	3,500	3,720,030

Colorado (State of); Series 2018 A, COP	5.00%	12/15/2023	2,000	2,066,593

Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	940,848

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2019, Ref. RB(a)	5.00%	11/19/2026	8,500	9,288,330

Colorado (State of) Health Facilities Authority (Adventist Health System); Series 2014 E, RB	5.00%	11/15/2034	4,260	4,392,562

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB(a)	5.00%	11/20/2025	4,600	4,938,551

Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2013 A, RB	5.00%	12/01/2036	21,235	21,512,363

Colorado (State of) Health Facilities Authority (SCL Health System);
Series 2013 A, RB(a)(c)	5.00%	01/01/2024	12,545	12,963,247

Series 2013 A, RB(a)(c)	5.50%	01/01/2024	1,820	1,892,515

Colorado Springs (City of), CO; Series 2018 A-1, Ref. RB	5.00%	11/15/2023	2,990	3,085,495

Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2025	2,000	2,011,219

Series 2012 B, RB	4.00%	11/15/2031	1,125	1,126,974

Series 2012 B, RB	5.00%	11/15/2043	4,530	4,548,435

Series 2013 B, RB	5.00%	11/15/2043	8,000	8,152,288

Series 2022 B, RB	5.00%	11/15/2033	1,125	1,306,788

Series 2022 B, RB	5.00%	11/15/2035	1,050	1,200,275

Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(d)	3.75%	12/01/2029	500	450,257

Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	660	605,425

Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	705	719,979

Series 2008, RB	6.25%	11/15/2028	2,000	2,203,838

University of Colorado Hospital Authority;
Series 2012 A, RB	4.00%	11/15/2036	2,000	1,999,863

Series 2019, VRD RB(g)	1.50%	11/15/2049	25,000	25,000,000

Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2027	130	140,744

Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2028	125	135,326

Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2029	125	135,282

Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2030	125	135,198

Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2026	385	420,321

Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2027	400	444,340

Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2028	415	467,758

Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2029	420	479,219

Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2030	435	493,954

				116,978,017

Connecticut–1.92%
Connecticut (State of);
Series 2012 G, GO Bonds	4.00%	10/15/2031	300	300,397

Series 2015 F, GO Bonds	5.00%	11/15/2031	1,550	1,660,476

Series 2016 A, RB	5.00%	09/01/2036	4,000	4,283,933

Series 2018 C, GO Bonds	4.00%	06/15/2024	7,035	7,219,617

Series 2020 A, RB	5.00%	05/01/2034	5,000	5,630,015

Series 2021 A, RB	5.00%	05/01/2035	8,000	9,008,226

Series 2021 D, RB	5.00%	11/01/2035	3,430	3,878,521

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)
Connecticut (State of) (Transportation Infrastructure);
Series 2018, RB	5.00%	01/01/2023	$9,000	$9,079,670

Series 2018, RB	5.00%	01/01/2027	3,000	3,300,852

Connecticut (State of) Housing Finance Authority; Series 2020 A-3, Ref. VRD RB(g)	1.47%	05/15/2050	20,290	20,290,000

New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,229,699

				65,881,406

District of Columbia–0.82%
District of Columbia;
Series 2012 C, RB(a)(c)	5.00%	12/01/2022	1,750	1,761,671

Series 2014 C, GO Bonds	5.00%	06/01/2033	6,690	6,924,471

Series 2022 A, RB	5.00%	07/01/2035	5,375	6,229,405

Series 2022 A, RB	5.00%	07/01/2036	8,175	9,420,124

District of Columbia (Georgetown University);
Series 2017, Ref. RB(c)	5.00%	04/01/2023	1,000	1,014,786

Series 2017, Ref. RB(c)	5.00%	04/01/2024	1,500	1,557,794

District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	70	72,084

District of Columbia Water & Sewer Authority; Series 2012 A, RB	5.00%	10/01/2030	1,000	1,002,709

				27,983,044

Florida–3.98%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics);
Series 2014 A, RB	5.00%	12/01/2044	6,100	6,256,394

Series 2019, Ref. RB	5.00%	12/01/2022	600	603,371

Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024	2,000	2,036,146

Broward (County of), FL; Series 2012 B, Ref. RB	5.00%	10/01/2023	3,555	3,562,539

Broward (County of), FL School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	5,338,631

Central Florida Expressway Authority; Series 2016 B, Ref. RB	5.00%	07/01/2034	1,525	1,629,162

Citizens Property Insurance, Inc.; Series 2015 A-1, RB	5.00%	06/01/2025	6,000	6,317,606

Florida (State of); Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	2,610	2,801,575

Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2022	495	495,710

Series 2019, RB	5.00%	10/01/2024	350	360,597

Series 2019, RB	5.00%	10/01/2025	475	494,386

Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	2,485	2,489,277

Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,021,792

Florida (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	10/01/2031	1,685	1,816,407

Florida (State of) Municipal Power Agency (All-Requirements Power Supply);
Series 2017 A, Ref. RB	5.00%	10/01/2026	4,000	4,353,692

Series 2019 A, Ref. RB	5.00%	10/01/2026	5,200	5,659,800

Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(d)	5.25%	06/15/2029	1,200	1,195,841

Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, Ref. RB(d)	2.38%	06/01/2027	835	761,559

Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 F, RB	5.00%	10/01/2023	1,250	1,284,654

Series 2018 F, RB	5.00%	10/01/2024	1,050	1,104,023

Hillsborough (County of), FL School Board; Series 2015, Ref. RB (INS - AGM)(e)	5.00%	10/01/2022	1,500	1,503,162

Jacksonville (City of), FL; Series 2021 A, RB	5.00%	10/01/2034	1,680	1,910,655

Jacksonville (City of), FL (Better Jacksonville); Series 2012 A, Ref. RB(a)(c)	5.00%	10/01/2022	1,000	1,002,190

JEA Electric System; Series 2008 3C-1, VRD RB(g)	1.50%	10/01/2034	12,090	12,090,000

JEA Water & Sewer System;
Series 2008 B, VRD RB(g)	1.63%	10/01/2041	750	750,000

Series 2017 A, Ref. RB	5.00%	10/01/2025	4,500	4,841,495

Lee (County of), FL Industrial Development Authority (Cypress Cove at Healthpark); Series 2022 B-2, RB	3.25%	10/01/2026	3,450	3,377,550

Manatee (County of), FL School District; Series 2017, RB (INS - AGM)(e)	5.00%	10/01/2024	2,600	2,725,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Miami (City of) & Dade (County of), FL School Board;
Series 2014 A, GO Bonds	5.00%	03/15/2033	$2,000	$2,054,571

Series 2016 C, Ref. COP	3.25%	02/01/2033	540	530,223

Series 2016, GO Bonds	5.00%	03/15/2039	2,645	2,790,116

Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2035	7,360	8,435,273

Miami-Dade (County of), FL;
Series 2014 B, Ref. RB	5.00%	10/01/2034	1,725	1,790,782

Series 2016 A, Ref. RB	5.00%	10/01/2041	7,500	7,824,176

Miami-Dade (County of), FL Expressway Authority; Series 2016 A, Ref. RB	5.00%	07/01/2032	2,000	2,106,271

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2016 A, Ref. RB	5.00%	10/01/2036	6,210	6,539,047

Palm Beach (County of), FL Health Facilities Authority; Series 2020 B-1, RB	3.00%	06/01/2027	1,890	1,760,733

Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	3,250	3,250,322

Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	2,760	2,698,267

Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,605	1,394,940

Series 2021 B-2, RB	1.45%	01/01/2027	1,440	1,285,188

St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2024	145	143,372

Series 2021, Ref. RB	4.00%	12/15/2025	180	176,623

Series 2021, Ref. RB	4.00%	12/15/2026	185	179,875

Series 2021, Ref. RB	4.00%	12/15/2027	215	206,846

Series 2021, Ref. RB	4.00%	12/15/2028	200	190,142

Series 2021, Ref. RB	4.00%	12/15/2029	220	206,434

Series 2021, Ref. RB	4.00%	12/15/2030	200	185,398

Series 2021, Ref. RB	4.00%	12/15/2031	205	187,901

Tampa (City of), FL; Series 2016 A, RB	5.00%	11/15/2046	10,500	10,912,103

Tampa Bay (City of), FL Water; Series 2013, RB	5.00%	10/01/2032	1,500	1,536,400

USF Financing Corp.; Series 2012 A, Ref. COP	5.00%	07/01/2031	2,000	2,105,837

				136,274,718

Georgia–1.54%
Atlanta (City of), GA;
Series 2009 B, RB (INS - AGM)(e)	5.25%	11/01/2027	2,000	2,228,834

Series 2017 A, Ref. RB	5.00%	11/01/2034	4,100	4,515,130

Series 2018 C, Ref. RB	5.00%	11/01/2024	2,000	2,111,191

Series 2019 F, Ref. RB	5.00%	07/01/2023	3,000	3,065,161

Series 2019 F, Ref. RB	5.00%	07/01/2024	2,000	2,092,558

Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	5.00%	07/01/2024	1,875	1,959,366

Series 2019 A, RB	5.00%	07/01/2025	1,050	1,121,707

Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, RB(a)	2.25%	05/25/2023	3,000	2,982,354

Series 1994, RB(a)	2.15%	06/13/2024	2,000	1,952,498

Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2012, RB	5.00%	11/15/2022	1,145	1,149,701

George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	641,786

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2025	355	371,832

Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2019, RB	5.00%	01/01/2026	300	319,166

Series 2019, RB	5.00%	01/01/2028	800	875,273

Main Street Natural Gas, Inc.;
Series 2019 B, RB(a)	4.00%	12/02/2024	3,000	3,070,356

Series 2019 C, RB(a)	4.00%	09/01/2026	5,000	5,015,879

Series 2022 C, RB(a)(d)	4.00%	11/01/2027	20,000	19,414,318

				52,887,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–0.54%
Hawaii (State of);
Series 2013 EH, GO Bonds(a)(c)	5.00%	08/01/2023	$7,000	$7,165,965

Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	4,845	5,322,579

Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	5,265	5,777,536

Honolulu (City & County of), HI; Series 2012 A, GO Bonds	4.00%	11/01/2036	100	100,129

				18,366,209

Idaho–0.79%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2014 A, RB	5.00%	03/01/2039	4,295	4,358,324

Series 2014 A, RB	5.00%	03/01/2044	19,035	19,268,561

Series 2018 A, Ref. RB	5.00%	03/01/2023	2,000	2,022,409

Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,393,183

				27,042,477

Illinois–6.89%
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	3,205	3,289,452

Series 2004, Ref. RB	5.00%	11/01/2022	5,675	5,695,172

Series 2004, Ref. RB	5.00%	11/01/2023	2,475	2,534,026

Series 2004, Ref. RB	5.00%	11/01/2024	14,440	15,034,482

Series 2008 C, Ref. RB	5.00%	01/01/2035	1,000	1,032,304

Series 2012, RB	5.00%	01/01/2027	1,000	1,001,746

Series 2012, RB	5.00%	11/01/2032	3,000	3,009,544

Series 2012, RB	5.00%	11/01/2042	2,500	2,504,575

Series 2017 B, Ref. RB	5.00%	01/01/2025	3,520	3,676,370

Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,042,926

Series 2016 C, Ref. RB	5.00%	01/01/2034	1,500	1,583,873

Series 2016 C, Ref. RB	5.00%	01/01/2038	1,050	1,100,690

Series 2022, Ref. RB	5.00%	01/01/2034	1,000	1,137,421

Series 2022, Ref. RB	5.00%	01/01/2035	2,330	2,621,151

Series 2022, Ref. RB	5.00%	01/01/2036	2,210	2,468,401

Series 2022, Ref. RB	5.00%	01/01/2037	2,500	2,777,385

Series 2022, Ref. RB (INS - AGM)(e)	5.00%	01/01/2038	4,750	5,260,089

Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(e)(f)	0.00%	12/01/2025	735	655,863

Chicago (City of), IL Transit Authority; Series 2021, Ref. RB	5.00%	06/01/2023	1,320	1,343,145

Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	4,000	4,241,382

Chicago (City of), IL Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	1,500	1,590,518

Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,035,335

Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2026	2,000	2,045,744

Series 2013, RB	5.00%	06/15/2026	500	507,617

Series 2014, GO Bonds	5.00%	02/01/2025	4,695	4,821,906

Series 2017 D, GO Bonds	5.00%	11/01/2022	26,155	26,246,592

Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,602,543

Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,140,081

Series 2020, GO Bonds	5.50%	05/01/2024	3,500	3,628,041

Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,273,501

Series 2020, GO Bonds	5.50%	05/01/2026	6,750	7,232,907

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,223,616

Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB(a)	5.00%	12/15/2022	10,750	10,825,050

Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(g)(h)	0.90%	08/01/2043	13,960	13,960,000

Illinois (State of) Housing Development Authority; Series 2019 C, RB (CEP - GNMA)	4.00%	10/01/2049	5,060	5,108,623

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(e)(f)	0.00%	12/15/2032	25,000	16,354,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	$7,430	$7,489,230

Illinois (State of) Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(e)	6.00%	06/01/2023	355	364,340

Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2038	18,595	18,715,698

Series 2014 C, RB	5.00%	01/01/2037	8,680	9,018,175

Series 2014 C, RB	5.00%	01/01/2038	1,585	1,645,198

Series 2015 A, RB	5.00%	01/01/2037	1,500	1,570,431

Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	2.50%	01/01/2023	245	244,725

Series 2020, Ref. RB	3.00%	01/01/2026	280	272,576

Series 2020, Ref. RB	3.10%	01/01/2027	290	279,941

Series 2020, Ref. RB	3.25%	01/01/2028	305	291,663

Series 2020, Ref. RB	3.35%	01/01/2029	320	304,852

Series 2020, Ref. RB	3.50%	01/01/2030	330	316,744

Series 2020, Ref. RB	3.60%	01/01/2031	345	328,950

Series 2020, Ref. RB	3.70%	01/01/2032	490	464,910

Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2025	7,000	7,409,067

Rosemont (Village of), IL; Series 2017 A, GO Bonds (INS - AGM)(e)	5.00%	12/01/2046	4,000	4,292,128

Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2025	6,700	7,025,410

Springfield (City of), IL; Series 2015, Ref. RB	5.00%	03/01/2023	2,000	2,024,395

Tinley Park (Village of), IL; Series 2013, GO Bonds(a)(c)	5.00%	12/01/2023	1,590	1,641,797

				236,306,994

Indiana–1.76%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(e)	1.99%	02/15/2027	9,960	9,534,208

Indiana (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	12/01/2025	7,000	7,551,575

Indiana (State of) Finance Authority (CWA Authority); Series 2012 A, RB(a)(c)	5.00%	10/01/2022	5,075	5,086,114

Indiana (State of) Finance Authority (Green Bonds); Series 2016 A, RB	5.00%	10/01/2035	2,235	2,407,516

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	4,030,982

Series 2012 A, RB	4.25%	11/01/2030	3,335	3,354,495

Series 2012 B, RB	3.00%	11/01/2030	2,000	1,853,325

Series 2012 C, RB	3.00%	11/01/2030	7,000	6,486,637

Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,462,884

Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	8,450	8,902,097

Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(b)	2.65%	10/15/2022	2,875	2,872,203

Indianapolis (City of), IN Department of Public Utilities; Series 2018 A, Ref. RB	5.00%	10/01/2025	1,350	1,451,616

Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,182,399

				60,176,051

Iowa–1.34%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 C, RB	5.00%	09/01/2036	4,380	4,876,831

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	4.00%	12/01/2032	9,000	8,977,067

Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(a)(b)(d)	2.08%	01/04/2024	14,235	14,192,811

Iowa (State of) Finance Authority (Unitypoint Health);
Series 2014 C, RB	5.00%	02/15/2030	2,000	2,059,322

Series 2014 C, RB	5.00%	02/15/2031	3,710	3,814,640

PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	11,500	12,019,181

				45,939,852

Kansas–0.30%
Kansas (State of) Development Finance Authority;
Series 2015 G, RB(a)(c)	5.00%	04/01/2023	5,000	5,075,387

Series 2015 G, RB(a)(c)	5.00%	04/01/2023	5,000	5,075,388

				10,150,775

Kentucky–1.98%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	1,600	1,655,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Limited Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives);

Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	2.90%	02/01/2025	$2,340	$2,345,477

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2025	1,635	1,710,467

Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2026	2,000	2,143,702

Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2027	3,380	3,602,689

Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2028	2,870	3,065,068

Kentucky (Commonwealth of) Property & Building Commission (No. 106); Series 2013 A, RB(a)(c)	5.00%	10/01/2023	1,910	1,964,607

Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, RB	5.00%	08/01/2029	4,000	4,234,589

Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	14,427,103

Kentucky (Commonwealth of) Property & Building Commission (No. 122); Series 2019 A, RB	5.00%	11/01/2030	1,325	1,464,890

Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 B, RB(a)	4.00%	01/01/2025	5,000	5,043,836

Series 2019 A-1, RB(a)	4.00%	06/01/2025	7,500	7,567,176

Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2017 B, Ref. RB	4.00%	07/01/2026	3,750	3,933,806

Louisville & Jefferson (Counties of), KY Metropolitan Sewer District;
Series 2017 A, RB	5.00%	05/15/2025	4,025	4,295,625

Series 2017 B, Ref. RB	5.00%	05/15/2025	5,285	5,640,342

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, RB	5.75%	10/01/2038	100	102,444

Series 2013 A, RB	5.75%	10/01/2042	105	107,397

Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	2,936,175

Western Kentucky University; Series 2012 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2032	1,625	1,627,245

				67,868,000

Louisiana–1.44%
Jefferson (Parish of), LA Sales Tax District;
Series 2019 A, Ref. RB (INS - AGM)(e)	5.00%	12/01/2023	1,000	1,029,952

Series 2019 A, Ref. RB (INS - AGM)(e)	5.00%	12/01/2024	1,000	1,052,038

Louisiana (State of);
Series 2013 A, RB(a)(c)	5.00%	06/15/2023	1,050	1,072,010

Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,514,485

Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	10,000	10,681,834

Series 2019 A, RB	5.00%	09/01/2026	2,000	2,183,847

Series 2022 A, Ref. RB (SOFR + 0.50%)(a)(b)	2.10%	05/01/2026	3,525	3,396,011

Louisiana (State of) Public Facilities Authority (Franciscan Missionaries); Series 2015, Ref. RB	5.00%	07/01/2039	7,395	7,613,450

Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center); Series 2015 A-2, RB(a)	5.00%	06/01/2025	5,000	5,282,675

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,314,640

New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2023	700	712,850

Series 2015, RB	5.00%	12/01/2023	600	617,223

Series 2015, RB	5.00%	06/01/2024	400	415,825

Series 2015, RB	5.00%	12/01/2024	750	787,685

Series 2015, RB	5.00%	06/01/2025	500	530,173

Series 2015, RB	5.00%	12/01/2025	825	883,337

Series 2015, RB	5.00%	06/01/2026	250	266,386

Series 2015, RB	5.00%	12/01/2026	500	537,292

Series 2015, RB	5.00%	06/01/2027	350	372,556

Series 2015, RB	5.00%	12/01/2027	750	799,902

Series 2015, Ref. GO Bonds	5.00%	12/01/2022	500	503,159

Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	515,163

Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,050,918

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(e)	5.00%	10/01/2026	200	218,089

St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(a)	2.10%	07/01/2024	3,000	2,959,041

				49,310,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Limited Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maine–0.03%
Lewiston (City of), ME (UBS Financial Services, Inc.); Series 2008 B, GO Bonds (INS - AGM)(e)	5.50%	12/15/2023	$950	$952,448

Maryland–1.02%
Baltimore (City of), MD (Watewater); Series 2014 C, RB	5.00%	07/01/2039	3,030	3,153,091

Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,762,257

Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,807,196

Maryland (State of); Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10,000	10,496,207

Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	11,920	11,950,173

Washington (State of) Suburban Sanitary Commission; Series 2016 A-3, VRD RB(g)	1.47%	06/01/2023	4,800	4,800,000

				34,968,924

Massachusetts–2.68%
Massachusetts (Commonwealth of) (Green Bonds); Series 2014 E, GO Bonds	5.00%	09/01/2030	2,065	2,069,404

Massachusetts (Commonwealth of) Department of Transportation;
Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - TD Bank, N.A.)(g)(h)	1.49%	01/01/2037	10,000	10,000,000

Series 2019 A, Ref. RB	5.00%	01/01/2026	4,000	4,314,886

Series 2019 A, Ref. RB	5.00%	01/01/2027	5,000	5,503,578

Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2019 A, Ref. RB(a)	5.00%	01/01/2023	4,750	4,785,398

Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	889,672

Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,493,023

Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health); Series 2019, Ref. RB	5.00%	07/01/2025	1,000	1,061,808

Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2019 DD, RB(a)	5.00%	04/01/2024	6,880	7,055,116

Massachusetts (Commonwealth of) Development Finance Agency (Contract Assistance); Series 2015 A, RB	5.00%	05/01/2035	5,210	5,493,272

Massachusetts (Commonwealth of) Development Finance Agency (Harvard University);
Series 2016 A, Ref. RB	5.00%	07/15/2024	4,735	4,963,868

Series 2017 S-4, Ref. RB(a)	5.00%	01/25/2024	15,000	15,423,945

Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	1,100	1,120,490

Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,028,854

Massachusetts (Commonwealth of) School Building Authority;
Series 2015 C, Ref. RB	5.00%	08/15/2037	1,500	1,588,565

Series 2016 B, RB	5.00%	11/15/2033	10,125	11,003,456

Series 2016 B, RB	5.00%	11/15/2034	11,230	12,167,075

University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023	975	1,004,828

				91,967,238

Michigan–1.88%
Great Lakes Water Authority; Series 2018 A, Ref. RB	5.00%	07/01/2024	2,425	2,514,664

Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2038	5,950	6,272,299

Series 2019, Ref. RB	5.00%	04/15/2025	2,100	2,231,537

Series 2020, Ref. VRD RB(g)	1.56%	10/15/2042	2,000	2,000,000

Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2019 B, RB(a)	3.50%	11/15/2022	4,000	4,005,723

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(e)	5.00%	07/01/2033	2,000	2,076,127

Series 2014 C-6, Ref. RB	5.00%	07/01/2033	5,000	5,185,780

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	2,000	2,085,235

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	7,000	7,258,460

Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,003,963

Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,171,754

Michigan (State of) Finance Authority (Sparrow Obligated Group);
Series 2012, RB(a)(c)	5.00%	11/15/2022	4,130	4,152,693

Series 2012, RB(a)(c)	5.00%	11/15/2022	6,070	6,103,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Limited Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 A, RB	5.00%	12/01/2037	$830	$834,414

Series 2012 A, RB	5.00%	12/01/2042	5,220	5,245,495

Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport); Series 2015 D, RB	5.00%	12/01/2040	2,890	3,038,979

Wayne State University;
Series 2015 A, Ref. RB	5.00%	11/15/2031	1,860	1,937,478

Series 2018 A, RB	5.00%	11/15/2038	2,220	2,335,864

				64,453,818

Minnesota–0.60%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2023	500	507,539

Series 2017, Ref. RB	5.00%	05/01/2024	1,200	1,241,567

Series 2017, Ref. RB	5.00%	05/01/2025	800	838,471

Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);
Series 2017 A, Ref. RB	5.00%	11/15/2024	1,780	1,876,741

Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,646,857

Series 2019, Ref. RB	5.00%	11/15/2024	1,900	2,003,263

Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2016 B, Ref. RB	5.00%	01/01/2023	1,000	1,008,819

Series 2016 C, RB	5.00%	01/01/2023	225	226,984

Series 2016 C, RB	5.00%	01/01/2024	200	206,508

Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	0.92%	04/01/2037	1,940	1,940,000

Minnesota (State of) Municipal Gas Agency; Series 2022 A, RB(a)	4.00%	12/01/2027	7,000	7,104,614

University of Minnesota; Series 2016 A, RB	5.00%	04/01/2034	1,855	1,978,588

				20,579,951

Mississippi–0.28%
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2041	7,000	7,143,540

Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2024	400	411,423

Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,155,612

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 J, VRD RB(g)	1.18%	11/01/2035	1,000	1,000,000

				9,710,575

Missouri–0.96%
Kansas City (City of), MO;
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,535,210

Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	2,797,746

Missouri (State of) Health & Educational Facilities Authority (Coxhealth);
Series 2015 A, Ref. RB	5.00%	11/15/2032	1,200	1,263,998

Series 2015 A, Ref. RB	5.00%	11/15/2033	4,975	5,228,812

Series 2015 A, Ref. RB	5.00%	11/15/2034	3,200	3,355,280

Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	667,431

Series 2018 A, Ref. RB	5.00%	06/01/2026	120	129,265

Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	2,757,608

Series 2015 A, Ref. RB	5.00%	12/01/2027	1,140	1,209,105

Series 2015 A, Ref. RB	5.00%	12/01/2031	1,760	1,857,591

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2032	1,020	991,863

Series 2013 A, RB	5.00%	09/01/2023	305	306,066

Tender Option Bond Trust Receipts/Certificates; Series 2018, VRD RB(d)(g)	1.62%	05/15/2041	10,895	10,895,000

				32,994,975

Nebraska–0.59%
Central Plains Energy Project (No. 4); Series 2018, RB(a)	5.00%	01/01/2024	7,750	7,929,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Limited Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nebraska–(continued)
Douglas (County of), NE (Creighton University); Series 2021, Ref. RB (SIFMA Municipal Swap Index + 0.53%)(a)(b)	2.03%	09/01/2026	$7,930	$7,923,750

Lincoln (City of), NE; Series 2012, Ref. RB	5.00%	09/01/2023	1,250	1,250,000

Nebraska (State of) Public Power District; Series 2016 B, Ref. RB	5.00%	01/01/2036	3,000	3,171,144

Omaha (City of), NE; Series 2014, RB	5.00%	11/15/2034	85	89,376

				20,364,048

Nevada–1.03%
Clark (County of), NV Department of Aviation;
Series 2014 A-2, Ref. RB	5.00%	07/01/2033	1,000	1,035,688

Series 2019, Ref. RB	5.00%	07/01/2026	5,000	5,449,112

Clark (County of), NV Department of Aviation (Las Vegas-McCarran International Airport); Series 2012 B, Ref. RB	5.00%	07/01/2033	3,945	3,952,957

Clark County School District; Series 2022 A, GO Bonds	5.25%	06/15/2035	11,200	12,943,595

Las Vegas Valley Water District;
Series 2016 A, Ref. GO Bonds	5.00%	06/01/2035	4,150	4,447,477

Series 2016 A, Ref. GO Bonds	5.00%	06/01/2036	4,700	5,031,729

Series 2022 D, GO Bonds	5.00%	06/01/2036	1,855	2,140,966

Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.50%	06/15/2024	465	451,985

				35,453,509

New Hampshire–0.24%
New Hampshire (State of) Business Finance Authority; Series 2022-1, Class A	4.38%	09/20/2036	8,483	8,128,628

New Jersey–5.01%
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(e)	5.50%	09/01/2022	5,000	5,000,000

Series 2017 A, Ref. RB (INS - BAM)(e)	5.00%	07/01/2027	8,200	8,974,417

Series 2017 A, Ref. RB (INS - BAM)(e)	5.00%	07/01/2028	5,005	5,463,731

New Jersey (State of) Educational Facilities Authority (Montclair State University);
Series 2014 A, RB	5.00%	07/01/2039	5,000	5,142,758

Series 2015 D, Ref. RB	5.00%	07/01/2029	1,955	2,065,462

New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2008 B, VRD RB (LOC - Bank Of America N.A.)(g)(h)	1.51%	07/01/2036	4,440	4,440,000

New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(e)	5.25%	12/15/2023	505	519,829

Series 2010 D, RB	5.25%	12/15/2023	3,305	3,406,712

Series 2016 A-1, RN	5.00%	06/15/2024	4,500	4,675,352

Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,227,586

Series 2016, RN	5.00%	06/15/2023	1,250	1,272,410

Series 2016, RN	5.00%	06/15/2030	2,025	2,170,810

Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,325,717

Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	8,652,386

Series 2018 A, Ref. RN	5.00%	06/15/2024	8,750	9,090,963

Series 2018 A, Ref. RN	5.00%	06/15/2030	5,000	5,360,024

Series 2019, Ref. RB	5.00%	12/15/2025	2,500	2,662,859

Series 2019, Ref. RB	5.00%	12/15/2027	10,250	11,183,752

New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS - AGM)(e)	5.25%	01/01/2026	5,000	5,381,792

Series 2014 A, RB	5.00%	01/01/2032	20,625	21,390,652

Series 2014 A, RB	5.00%	01/01/2033	19,090	19,774,132

Series 2014 A, RB	5.00%	01/01/2034	21,775	22,526,558

Series 2017 C-6, Ref. RB (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)	2.55%	01/01/2023	10,000	10,002,080

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,058,908

Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,086,148

Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,062,879

				171,917,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Limited Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–0.36%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority; Series 2015, Ref. RB	5.00%	07/01/2023	$5,170	$5,281,433

Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	7,050,456

				12,331,889

New York–12.25%
Hempstead (Town of), NY; Series 2019 B, Ref. GO Bonds	5.00%	08/01/2024	1,215	1,275,056

Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,205,752

Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,282,529

Long Island (City of), NY Power Authority;
Series 2012 A, RB(a)(c)	5.00%	09/10/2022	150	150,091

Series 2012 B, RB	5.00%	09/01/2029	1,525	1,528,302

Series 2014 C, Ref. RN (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)(c)	2.55%	10/01/2023	15,000	15,000,258

Series 2016 B, Ref. RB	5.00%	09/01/2024	2,485	2,611,425

Series 2017, RB	5.00%	09/01/2025	1,000	1,074,850

Series 2019 B, RB(a)	1.65%	09/01/2024	4,000	3,873,694

Madison County Capital Resource Corp. (Colgate University);
Series 2015 A, Ref. RB	5.00%	07/01/2040	4,000	4,163,976

Series 2015 B, RB	5.00%	07/01/2040	1,495	1,555,876

Metropolitan Transportation Authority;
Series 2012 F, Ref. RB(c)	5.00%	11/15/2030	4,085	4,104,166

Series 2012 F, Ref. RB	5.00%	11/15/2026	5,085	5,108,265

Series 2014 C, RB	5.00%	11/15/2023	5,000	5,149,087

Series 2016 A, Ref. RB	5.25%	11/15/2033	6,340	6,912,052

Series 2016 B, Ref. RB	5.00%	11/15/2022	1,250	1,256,832

Series 2016 C-1, RB	5.00%	11/15/2025	2,125	2,246,208

Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(g)(h)	0.90%	11/01/2035	22,000	22,000,000

Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(g)(h)	0.82%	11/01/2032	7,700	7,700,000

Subseries 2012 G2, Ref. VRD RB (LOC - Td Bank N.A.)(g)(h)	1.46%	11/01/2032	9,855	9,855,000

Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(a)(b)	2.27%	11/01/2022	11,730	11,710,861

Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(g)(h)	0.82%	11/15/2050	10,000	10,000,000

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,000	1,029,817

Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,577,577

Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	9,306,704

Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,089,452

Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,149,087

Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	4,050,441

Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,317,086

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,347,077

Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2034	5,335	5,684,838

New York (City of), NY;
Series 2014 BB, RB	5.00%	06/15/2046	10,120	10,292,690

Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	8,050	8,446,355

Subseries 2014 I-2, VRD GO Bonds(g)	0.80%	03/01/2040	5,000	5,000,000

Subseries 2015 F, VRD GO Bonds(g)	0.80%	06/01/2044	5,000	5,000,000

Subseries 2016 A-1, GO Bonds	5.00%	08/01/2034	3,855	4,141,322

New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(e)	9.40%	03/01/2025	1,025	1,040,179

Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(e)	9.41%	03/01/2026	2,725	2,776,109

Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(e)	9.42%	03/01/2027	5,500	5,619,002

New York (City of), NY Municipal Water Finance Authority;
Series 2014 CC-1, RB	5.00%	06/15/2047	4,000	4,112,111

Series 2018 BB, VRD RB(g)	1.46%	06/15/2051	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Limited Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2012 B, Ref. RB(a)(c)	5.00%	11/01/2022	$6,565	$6,594,352

Series 2012 B, Ref. RB(a)(c)	5.00%	11/01/2022	16,900	16,975,560

Series 2015 A1, RB	5.00%	08/01/2036	12,500	13,240,277

Series 2015 A4, VRD RB(g)	0.02%	08/01/2041	1,000	1,000,000

Series 2016, RB	5.00%	05/01/2034	1,055	1,127,171

Series 2022 A-1, RB	5.00%	08/01/2035	3,500	3,957,341

Series 2022 A-1, RB	5.00%	08/01/2036	4,000	4,493,288

Series 2022 B, Ref. RB	5.25%	11/01/2035	15,000	17,278,522

Subseries 2012 F-1, RB(a)(c)	5.00%	10/07/2022	1,115	1,117,970

Subseries 2015 B-1, RB	5.00%	11/01/2037	2,825	3,004,023

New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2025	1,000	1,007,329

Series 2012 A, Ref. RB	5.00%	12/15/2027	18,855	18,992,087

Series 2012 A, Ref. RB	5.00%	12/15/2030	2,850	2,870,639

Series 2013 A, RB(a)(c)	5.00%	02/15/2023	5	5,061

Series 2013 A, RB	5.00%	02/15/2024	5,370	5,433,339

Series 2014 A, RB	5.00%	03/15/2034	2,050	2,118,412

Series 2015 B, RB	5.00%	03/15/2032	6,650	7,103,470

Series 2016 E, RB	5.00%	10/01/2030	1,355	1,466,635

Series 2019 A, Ref. RB(c)	5.00%	03/15/2024	5,000	5,205,386

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,285,484

Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,115,435

New York (State of) Dormitory Authority (New York University);
Series 1998 A, RB (INS - NATL)(e)	5.75%	07/01/2027	1,505	1,639,124

Series 2015 A, Ref. RB	5.00%	07/01/2035	2,000	2,108,514

New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2037	1,000	1,038,858

New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2019 B-2, RB(a)	5.00%	05/01/2024	4,000	4,093,545

New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-2, RB(a)	0.65%	11/01/2025	4,000	3,645,762

New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	4,000	3,914,051

New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	824,035

Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,077,725

New York (State of) Utility Debt Securitization Authority; Series 2015, Ref. RB	5.00%	12/15/2035	6,000	6,368,825

New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(a)	0.70%	05/01/2025	5,000	4,675,471

New York City Housing Development Corp. (Sustainable Development); Series 2021 F-2, RB (CEP - Federal Housing Administration)(a)	0.60%	07/01/2025	2,000	1,849,809

New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,621,819

Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	843,532

Series 2021 A, Ref. RB	1.45%	11/15/2029	2,370	1,991,753

Series 2021 A, Ref. RB	1.70%	11/15/2030	2,200	1,848,098

Series 2021 A, Ref. RB	1.90%	11/15/2031	1,000	819,490

New York State Environmental Facilities Corp.; Series 2015 A, Ref. RB	5.00%	06/15/2032	5,000	5,311,324

New York State Urban Development Corp.;
Series 2017 A, Ref. RB	5.00%	03/15/2024	10,000	10,398,148

Series 2017 C-2, Ref. RB	5.00%	03/15/2032	1,000	1,098,472

Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	0.45%	06/01/2031	350	347,046

Triborough Bridge & Tunnel Authority;
Series 2005 A, VRD RB (LOC - Barclays Bank PLC)(g)(h)	1.48%	11/01/2041	20,250	20,250,000

Series 2012 A, RB	5.00%	11/15/2038	830	833,831

TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	4,677,645

Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,278,501

Westchester County Local Development Corp.; Series 2021, Ref. RB(d)	2.88%	07/01/2026	3,370	3,160,054

				419,851,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Limited Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–1.23%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health);
Series 2018 E, RB(a)	0.80%	10/31/2025	$5,000	$4,719,785

Series 2018 H, VRD RB(g)	0.80%	01/15/2048	2,000	2,000,000

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 B, Ref. VRD RB(g)	0.78%	01/15/2038	1,900	1,900,000

Series 2007 C, Ref. VRD RB(g)	0.78%	01/15/2037	2,300	2,300,000

Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	850	828,782

North Carolina (State of) Medical Care Commission (Novant Health Obligated Group);
Series 2004 A, VRD RB(g)	1.55%	11/01/2034	17,000	17,000,000

Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,270,255

North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	212,988

North Carolina (State of) Municipal Power Agency No. 1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028	1,615	1,732,921

Series 2019 A, Ref. RB	5.00%	01/01/2023	2,335	2,355,748

North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS - AGM)(e)	5.00%	01/01/2024	1,150	1,186,809

Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,092,315

Series 2017, Ref. RB (INS - AGM)(e)	5.00%	01/01/2026	1,350	1,450,901

				42,050,504

Ohio–2.44%
Akron, Bath & Copley Joint Township Hospital District (Children’s Hospital Medical Center); Series 2013, RB(a)(c)	5.00%	05/15/2023	5,695	5,790,244

American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2017 A, Ref. RB	5.00%	02/15/2027	5,000	5,496,914

American Municipal Power, Inc. (Prairie State Energy); Series 2015 A, Ref. RB	5.00%	02/15/2039	1,000	1,021,027

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2039	3,010	3,063,390

Franklin (County of), OH (Ohiohealth Corp.); Series 2013, Ref. RB(a)(c)	5.00%	05/15/2023	750	763,864

Franklin (County of), OH (OhioHealth Corp.);
Series 2011 B, Ref. RB(a)	5.00%	05/15/2023	4,900	4,978,994

Series 2018 C, VRD RB(g)	1.45%	05/15/2053	17,350	17,350,000

Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023	1,465	1,504,066

Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,048,200

Ohio (State of); Series 2017 A, GO Bonds	5.00%	09/01/2036	5,000	5,153,248

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2017, Ref. RB	5.00%	01/01/2026	1,205	1,301,062

Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2020 B, Ref. RB(a)	4.00%	06/01/2027	10,000	10,188,693

Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)	2.40%	10/01/2029	4,500	4,101,228

Ohio (State of) Higher Educational Facility Commission; Series 2016, Ref. RB	5.00%	07/01/2042	3,895	4,006,431

Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2015 A, Ref. RB	5.00%	12/01/2036	2,135	2,217,033

Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	540	532,759

Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	825	814,101

Ohio State University (The);
Series 2013 A, RB	5.00%	06/01/2038	7,000	7,067,110

Series 2014 A, RB	5.00%	12/01/2039	3,750	3,895,951

Port of Greater Cincinnati Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,500	1,395,110

Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	1,095	1,090,074

				83,779,499

Oklahoma–0.20%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	2,500	2,609,382

Oklahoma (State of) Turnpike Authority; Second Series 2017 C, RB	5.00%	01/01/2035	1,000	1,077,601

Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools); Series 2016, RB	5.00%	09/01/2026	3,100	3,177,711

				6,864,694

Oregon–1.31%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	2.75%	11/15/2025	1,445	1,405,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–(continued)
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023	$6,960	$7,100,811

Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,100	953,045

Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,835	2,508,665

Oregon (State of);
Series 2020 J, Ref. VRD GO Bonds(g)	0.91%	06/01/2039	2,475	2,475,000

Series 2020 M, VRD GO Bonds(g)	0.91%	12/01/2044	500	500,000

Oregon (State of) Business Development Commission (Intel Corp.); Series 2010 232, RB(a)	2.40%	08/14/2023	10,425	10,384,686

Oregon (State of) Department of Transportation;
Series 2017 C, Ref. RB	5.00%	11/15/2025	3,525	3,807,062

Series 2017 C, Ref. RB	5.00%	11/15/2026	2,000	2,202,612

Oregon (State of) Lottery;
Series 2022 A, RB	5.00%	04/01/2035	2,815	3,227,460

Series 2022 A, RB	5.00%	04/01/2036	4,800	5,467,573

Portland (City of), OR; Series 2020 A, Ref. RB	5.00%	05/01/2035	1,740	1,952,752

Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2023	2,500	2,450,412

Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-2, RB	2.13%	11/15/2027	500	455,240

				44,890,873

Pennsylvania–3.17%
Allegheny (County of), PA; Series 2000 C51, VRD GO Bonds (LOC - PNC Bank N.A.)(g)(h)	1.51%	05/01/2027	755	755,000

Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(a)(b)	1.89%	08/01/2027	1,000	966,250

Canon Mcmillan School District; Series 2014 D, GO Bonds (INS - BAM)(e)	5.00%	12/15/2037	3,000	3,104,594

Commonwealth Financing Authority;
Series 2015 A, RB	5.00%	06/01/2034	6,000	6,339,210

Series 2018, RB	5.00%	06/01/2025	5,500	5,807,956

Series 2018, RB	5.00%	06/01/2026	2,000	2,148,510

Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB(a)	5.00%	04/01/2030	17,450	19,226,717

Lancaster (County of), PA Hospital Authority (University of Pennsylvania); Series 2016 A, Ref. RB	5.00%	08/15/2042	4,775	4,986,534

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2022	1,350	1,350,000

Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,072,768

Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,039,544

Pennsylvania (Commonwealth of);
First Series 2016, GO Bonds	5.00%	02/01/2028	1,690	1,815,882

First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	5,000	5,483,851

Second Series 2016, GO Bonds	5.00%	09/15/2028	2,455	2,657,201

Series 2018 A, Ref. COP	5.00%	07/01/2023	500	510,153

Series 2018 A, Ref. COP	5.00%	07/01/2025	500	532,733

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.00%	09/01/2039	5,000	5,138,559

Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2021, Ref. RB	3.00%	10/01/2051	10,167	9,981,382

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,509,515

Series 2011 A, RB	5.00%	12/01/2023	1,500	1,547,363

Series 2014 C, RB	5.00%	12/01/2039	2,395	2,479,958

Series 2014, Ref. RB	5.00%	12/01/2033	2,500	2,608,911

Series 2019 A, RB	5.00%	12/01/2026	1,000	1,088,388

Series 2019 A, RB	5.00%	12/01/2027	1,500	1,658,543

Series 2019 A, RB	5.00%	12/01/2028	2,000	2,242,067

Philadelphia (City of), PA;
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,086,421

Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,021,514

Series 2019 B, GO Bonds	5.00%	02/01/2024	850	877,767

Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,055,516

Series 2019 B, GO Bonds	5.00%	02/01/2026	1,200	1,291,416

Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital); Series 2014 A, RB(a)(c)	4.00%	07/01/2024	1,000	1,027,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pittsburgh (City of), PA Water & Sewer Authority; Series 2019 A, RB (INS - AGM)(e)	5.00%	09/01/2024	$1,000	$1,045,886

Pocono Mountains Industrial Park Authority (St. Luke’s Hospital-Monroe); Series 2015, RB	5.00%	08/15/2040	11,875	12,079,884

				108,537,748

Puerto Rico–1.71%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	145	148,683

Series 2002, RB	5.50%	05/15/2039	7,000	7,109,371

Series 2002, RB	5.63%	05/15/2043	900	916,159

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2024	2,213	2,045,760

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	14,597	14,817,591

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	5,233	5,401,109

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (Acquired 03/30/2020; Cost $300,000) (INS - NATL)(e)(i)	5.00%	07/01/2025	300	300,754

Series 2005 RR, RB (Acquired 01/06/2021; Cost $4,000,000) (INS - SGI)(e)(i)	5.00%	07/01/2026	4,000	4,016,306

Series 2005 SS, Ref. RB (Acquired 05/19/2020; Cost $5,645,000) (INS - NATL)(e)(i)	5.00%	07/01/2024	5,645	5,659,183

Series 2005 SS, Ref. RB (Acquired 04/24/2020; Cost $355,000) (INS - NATL)(e)(i)	5.00%	07/01/2025	355	355,892

Series 2007 TT, RB (Acquired 04/24/2020; Cost $225,000) (INS - NATL)(e)(i)	5.00%	07/01/2023	225	225,565

Series 2007 TT, RB (Acquired 04/24/2020-08/10/2020; Cost $270,000) (INS - NATL)(e)(i)	5.00%	07/01/2026	270	270,678

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(e)	4.75%	07/01/2038	1,220	1,222,822

Series 2002 D, RB (INS - AGM)(e)	5.00%	07/01/2027	615	619,510

Series 2002 D, RB (INS - AGM)(e)	5.00%	07/01/2032	435	438,190

Series 2003, RB (INS - AGC)(e)	5.00%	07/01/2028	1,070	1,077,847

Series 2004 J, RB (INS - NATL)(e)	5.00%	07/01/2029	1,575	1,578,957

Series 2007 M, RB (INS - AGC)(e)	5.00%	07/01/2032	160	161,196

Series 2007 M, RB (INS - AGC)(e)	5.00%	07/01/2037	280	282,093

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	7,603	7,134,101

Series 2018 A-1, RB(f)	0.00%	07/01/2027	5,752	4,824,198

				58,605,965

Rhode Island–0.27%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(e)	5.25%	09/15/2029	995	996,378

Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,538,521

Series 2015 A, Ref. RB	5.00%	06/01/2027	3,600	3,746,808

Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	1,993,551

				9,275,258

South Carolina–0.92%
Patriots Energy Group Financing Agency; Series 2018 A, RB(a)	4.00%	02/01/2024	8,750	8,894,055

SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,389,227

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,578,026

South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	05/01/2024	1,000	1,035,300

Series 2018 C, VRD RB(g)	1.80%	05/01/2048	10,000	10,000,000

South Carolina Transportation Infrastructure Bank; Series 2012 B, Ref. RB(a)(c)	5.00%	10/01/2022	5,000	5,011,156

Tender Option Bond Trust Receipts/Certificates; Series 2020, VRD RB(d)(g)	1.62%	12/01/2042	2,700	2,700,000

				31,607,764

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–2.39%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2023	$1,800	$1,834,306

Series 2018 A, Ref. RB	5.00%	07/01/2024	2,000	2,036,146

Series 2018 A, Ref. RB	5.00%	07/01/2025	2,000	2,030,340

Series 2018 A, Ref. RB	5.00%	07/01/2033	1,660	1,672,253

Series 2018 A, Ref. RB	5.00%	07/01/2034	2,035	2,050,021

Jackson (City of), TN (Jackson-Madison); Series 2015, Ref. RB(a)(c)	5.00%	04/01/2025	45	47,709

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016, RB	5.00%	07/01/2040	21,095	22,056,681

Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	1,910,745

Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	39,950	40,656,776

Series 2017 A, RB(a)	4.00%	05/01/2023	3,420	3,438,995

Series 2018, RB(a)	4.00%	11/01/2025	4,000	4,042,196

				81,776,168

Texas–13.67%
Arlington Higher Education Finance Corp. (Basis Texas Charter School); Series 2021, RB(a)(d)	4.50%	06/15/2026	1,400	1,359,598

Aubrey Independent School District;
Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2035	1,600	1,818,435

Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2036	2,250	2,538,703

Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2037	2,550	2,862,388

Austin (City of), TX;
Series 2012, RB	4.00%	11/15/2037	300	300,358

Series 2012, Ref. RB	5.00%	11/15/2030	2,640	2,652,837

Series 2012, Ref. RB	5.00%	11/15/2031	4,000	4,018,792

Austin Community College District Public Facility Corp.; Series 2015, Ref. RB	5.00%	08/01/2031	3,140	3,340,930

Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2025	500	513,460

Series 2017, Ref. RB	5.00%	01/01/2025	400	402,681

Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2033	1,225	1,346,349

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	200	203,963

Conroe Independent School District; Series 2016, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2034	3,855	4,112,440

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 B, RB(a)(c)	5.00%	11/01/2022	4,145	4,163,049

Series 2013 B, RB(a)(c)	5.00%	11/01/2022	750	753,266

Series 2013 F, Ref. RB	5.25%	11/01/2033	4,490	4,605,362

Series 2022 B, Ref. RB	5.00%	11/01/2034	3,000	3,424,628

Series 2022 B, Ref. RB	5.00%	11/01/2035	5,000	5,644,891

Series 2022 B, Ref. RB	5.00%	11/01/2036	5,000	5,607,036

Denton (City of), TX; Series 2017, RB	5.00%	12/01/2035	3,240	3,457,193

Denton Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	6,685	7,024,432

Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	10,020	11,072,272

Forney Independent School District;
Series 2022 B, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2036	2,000	2,268,820

Series 2022 B, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2037	2,000	2,258,579

Frisco Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	2,500	2,682,969

Galveston Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/01/2037	1,750	1,949,228

Grand Parkway Transportation Corp. (TELA Supported); Series 2018 B, RB(a)	5.00%	10/01/2023	5,000	5,118,101

Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(g)	0.65%	11/01/2041	15,000	15,000,000

Harris (County of), TX; Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,813,925

Harris (County of), TX Metropolitan Transit Authority; Series 2017 B, Ref. RB	5.00%	11/01/2025	3,040	3,270,824

Harris County Cultural Education Facilities Finance Corp.; Series 2019 A, Ref. RB (1 mo. USD LIBOR + 0.65%)(a)(b)	2.45%	07/01/2024	8,000	8,014,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 A, Ref. RB	5.00%	12/01/2023	$1,625	$1,635,907

Series 2014 A, RB(a)(c)	5.00%	12/01/2024	1,445	1,526,037

Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(g)	0.90%	12/01/2041	20,000	20,000,000

Hays Consolidated Independent School District;
Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2034	1,000	1,141,404

Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2035	1,635	1,851,526

Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2036	2,300	2,589,236

Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2037	1,000	1,016,078

Houston (City of), TX;
Series 2004 B-6, Ref. VRD RB (LOC - Sumitomo Mitsui Banking)(g)(h)	1.51%	05/15/2034	150	150,000

Series 2014 C, Ref. RB	5.00%	05/15/2024	3,685	3,841,711

Series 2015 A, Ref. RB	5.00%	11/15/2036	41,290	43,666,838

Series 2016 A, Ref. GO Bonds	5.00%	03/01/2024	3,060	3,180,294

Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	5,350	5,884,485

Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	3,750	3,978,882

Leander Independent School District; Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(f)	0.00%	08/15/2027	5,675	4,814,284

Lewisville (City of), TX; Series 2013, Ref. RB	5.00%	02/15/2029	1,600	1,617,786

Lower Colorado River Authority; Series 2015, Ref. RB	5.00%	05/15/2040	3,770	3,911,390

Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. RB	5.00%	05/15/2023	1,900	1,932,234

Series 2018, Ref. RB	5.00%	05/15/2024	2,430	2,525,894

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(d)	4.00%	08/15/2026	660	650,035

Series 2021, Ref. RB(d)	4.00%	08/15/2027	520	508,561

Series 2021, Ref. RB(d)	4.00%	08/15/2028	540	525,477

Series 2021, Ref. RB(d)	4.00%	08/15/2030	1,405	1,344,836

New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 B3, RB	4.25%	10/01/2026	3,500	3,506,260

North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	1,961,583

North Texas Tollway Authority;
Series 2015 B, Ref. RB	5.00%	01/01/2040	39,650	39,901,980

Series 2019 B, Ref. RB	5.00%	01/01/2025	2,000	2,107,326

Northside Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(a)	2.00%	06/01/2027	10,000	9,537,646

Pearland (City of), TX; Series 2022 B, GO Bonds	5.00%	03/01/2030	1,970	2,112,661

Permanent University Fund - University of Texas System; Series 2014, RB	5.00%	07/01/2041	50,000	50,737,875

San Antonio (City of), TX;
Series 2016, RB(c)	5.00%	02/01/2023	5,345	5,405,162

Series 2016, RB	5.00%	02/01/2023	1,155	1,167,712

San Antonio Independent School District;
Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	5,400	5,798,409

Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2033	2,080	2,437,700

Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2034	1,400	1,629,391

Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2036	2,750	3,177,439

Sienna Management District;
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2029	535	484,212

Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2030	555	490,177

Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2031	575	494,063

Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2032	595	497,429

Socorro (City of), TX; Series 2014, Ctfs. of Obligation(a)(c)	5.00%	03/01/2024	1,035	1,073,669

Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	1,924,119

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2012 B, VRD RB(g)	1.50%	11/15/2047	16,615	16,615,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Limited Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)
Texas (State of);
Series 2015 B, Ref. GO Bonds	5.00%	10/01/2036	$25,000	$26,575,645

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	5,000	5,146,206

Series 2021 B, Ref. GO Bonds	4.00%	08/01/2029	2,875	2,992,967

Texas (State of) (Water Financial Assistance);
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	4,000	4,225,404

Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	4,060	4,285,295

Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	5,000	5,281,755

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	4.00%	08/15/2038	350	350,089

Series 2015 C, Ref. RB	5.00%	08/15/2034	19,275	19,879,815

Texas (State of) Water Development Board (State Water Implementation Fund);
Series 2018 A, RB	5.00%	10/15/2022	2,500	2,508,285

Series 2018 A, RB	5.00%	10/15/2024	2,500	2,634,114

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	14,475	15,381,469

Texas State University Board of Regents;
Series 2017 A, Ref. RB	5.00%	03/15/2023	2,150	2,181,649

Series 2017 A, Ref. RB	5.00%	03/15/2024	4,000	4,161,725

				468,557,051

Utah–0.27%
Grand (County of), UT School District Local Building Authority; Series 2019, RB (INS - AGM)(e)	5.00%	12/15/2038	2,040	2,146,447

Utah (County of), UT (IHC Health Services, Inc.); Series 2018 B, RB(a)	5.00%	08/01/2024	4,000	4,132,925

Utah (State of) Building Ownership Authority (Master Lease Program); Series 2022, RB	5.00%	05/15/2036	2,735	3,084,571

				9,363,943

Virgin Islands–0.21%
Virgin Islands (Government of) Public Finance Authority (Garvee);
Series 2015, RB(d)	5.00%	09/01/2022	2,220	2,220,000

Series 2015, RB(d)	5.00%	09/01/2023	1,750	1,782,227

Series 2015, RB(d)	5.00%	09/01/2024	1,650	1,706,805

Series 2015, RB(d)	5.00%	09/01/2025	1,500	1,574,524

				7,283,556

Virginia–2.02%
Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	17,645	18,051,528

Fairfax (County of), VA Economic Development Authority (Wiehle Ave Metrorail Station); Series 2020, Ref. RB	5.00%	08/01/2027	1,400	1,557,091

Norfolk (City of), VA Economic Development Authority (Sentara Healthcare);
Series 2012 B, Ref. RB	5.00%	11/01/2036	1,250	1,254,839

Series 2012 B, Ref. RB	5.00%	11/01/2043	17,575	17,639,228

Stafford (County of) & Staunton (City of), VA Industrial Development Authority; Series 2008 B, RB	6.50%	08/01/2028	930	932,316

Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, RB	5.00%	02/01/2024	4,075	4,227,146

Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	4,255	4,104,527

Virginia (Commonwealth of) Transportation Board;
Series 2016, RB	5.00%	03/15/2024	1,500	1,560,647

Series 2016, RB	5.00%	09/15/2024	1,015	1,069,261

Series 2017 A, Ref. RB	5.00%	05/15/2024	5,395	5,635,489

Series 2017, RB	5.00%	05/15/2025	5,640	6,036,042

Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,138,327

York (County of), VA Economic Development Authority; Series 2009 A, PCR(a)	1.90%	06/01/2023	2,000	1,986,753

				69,193,194

Washington–3.98%
Auburn School District No. 408 of King & Pierce Counties; Series 2018, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	1,040	1,140,877

Chelan County Public Utility District No. 1; Series 2008 B, Ref. VRD RB(g)	1.50%	07/01/2032	135	135,000

Energy Northwest (No. 3); Series 2018 C, Ref. RB	5.00%	07/01/2023	4,000	4,085,548

King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(g)	0.80%	01/01/2046	5,235	5,235,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Limited Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)
King County School District No. 411 Issaquah; Series 2013 A, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	$6,410	$6,491,563

Nooksack Valley School District No. 506; Series 2015, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	1,125	1,187,075

Seattle (City of), WA; Series 2015 A, Ref. GO Bonds	5.00%	06/01/2023	4,000	4,080,325

Seattle (Port of), WA;
Series 2015 A, RB	5.00%	04/01/2034	3,665	3,823,944

Series 2015 B, Ref. RB	5.00%	03/01/2033	4,545	4,740,915

Washington (State of);
Series 1998 C, GO Bonds	5.50%	07/01/2023	985	1,010,749

Series 2015 B, GO Bonds	5.00%	02/01/2039	3,000	3,144,282

Washington (State of) (Bid Group 1);
Series 2022 A-1, GO Bonds	5.00%	08/01/2035	10,000	11,497,102

Series 2022 A-1, GO Bonds	5.00%	08/01/2036	10,000	11,467,697

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	2.90%	01/01/2025	5,650	5,664,473

Washington (State of) Health Care Facilities Authority (Commonspirit Health);
Series 2019 B2, Ref. RB(a)	5.00%	08/01/2025	11,685	12,155,484

Series 2019 B-3, Ref. RB(a)	5.00%	08/01/2026	4,010	4,220,254

Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,942,670

Series 2012 A, RB	4.00%	10/01/2034	17,500	17,479,430

Series 2012 A, RB	4.25%	10/01/2040	2,450	2,449,949

Series 2012 A, RB	5.00%	10/01/2042	22,725	22,751,604

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	5,992	5,466,655

Washington (State of) Tobacco Settlement Authority;
Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,551,117

Series 2018, Ref. RB	5.00%	06/01/2024	3,750	3,819,953

				136,541,666

West Virginia–0.25%
Mason (County of), WV (Appalachian Power Co.); Series 2003 L, PCR	2.75%	10/01/2022	2,500	2,498,514

West Virginia (State of) Economic Development Authority; Series 2017, Ref. RB	5.00%	06/15/2027	5,610	6,237,714

				8,736,228

Wisconsin–1.09%
Wisconsin (State of);
Series 2017 B, GO Bonds	5.00%	05/01/2038	5,000	5,252,219

Series 2017-1, Ref. RB	5.00%	07/01/2025	3,790	4,058,493

Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB(a)	5.00%	01/31/2024	2,495	2,577,912

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2012 A, RB(a)(c)	5.00%	10/01/2022	10,000	10,021,899

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran); Series 2012, RB	5.00%	11/15/2044	685	688,387

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2016, Ref. RB	5.00%	12/01/2041	2,000	2,067,028

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,001,935

Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.); Series 2015 B, Ref. RB(c)	5.00%	09/15/2037	560	560,518

Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2015, Ref. RB	5.00%	12/15/2034	8,600	8,842,472

Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,335	1,339,291

Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016 A, Ref. RB	5.00%	06/01/2030	1,050	1,109,320

				37,519,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Limited Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–0.03%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)	5.00%	01/01/2024	$1,000	$1,034,007

TOTAL INVESTMENTS IN SECURITIES(j) –100.35% (Cost $3,470,629,108)				3,440,390,338

OTHER ASSETS LESS LIABILITIES–(0.35)%				(11,992,317)

NET ASSETS–100.00%				$3,428,398,021

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $90,095,329, which represented 2.63% of the Fund’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Restricted security. The aggregate value of these securities at August 31, 2022 was $10,828,378, which represented less than 1% of the Fund’s Net Assets.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	70.72%

General Obligation Bonds	13.88

Other	9.38

Pre-Refunded Bonds	6.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $3,470,629,108)	$3,440,390,338

Cash	8,753,720

Receivable for:
Investments sold	2,990,822

Fund shares sold	7,842,897

Interest	34,704,857

Investment for trustee deferred compensation and retirement plans	184,630

Other assets	206,912

Total assets	3,495,074,176

Liabilities:
Payable for:
Investments purchased	54,165,803

Dividends	1,616,597

Fund shares reacquired	9,648,104

Accrued fees to affiliates	979,211

Accrued trustees’ and officers’ fees and benefits	2,451

Accrued other operating expenses	52,697

Trustee deferred compensation and retirement plans	211,292

Total liabilities	66,676,155

Net assets applicable to shares outstanding	$3,428,398,021

Net assets consist of:
Shares of beneficial interest	$3,533,367,766

Distributable earnings (loss)	(104,969,745)

$3,428,398,021

Net Assets:
Class A	$1,431,778,450

Class A2	$37,013,157

Class C	$65,073,593

Class Y	$1,293,411,698

Class R5	$876,634

Class R6	$600,244,489

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	130,204,925

Class A2	3,364,002

Class C	5,920,045

Class Y	117,677,524

Class R5	79,720

Class R6	54,620,024

Class A:
Net asset value per share	$11.00

Maximum offering price per share (Net asset value of $11.00 ÷ 97.50%)	$11.28

Class A2:
Net asset value per share	$11.00

Maximum offering price per share (Net asset value of $11.00 ÷ 99.00%)	$11.11

Class C:
Net asset value and offering price per share	$10.99

Class Y:
Net asset value and offering price per share	$10.99

Class R5:
Net asset value and offering price per share	$11.00

Class R6:
Net asset value and offering price per share	$10.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Limited Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$36,829,526

Expenses:
Advisory fees	3,759,817

Administrative services fees	238,053

Custodian fees	7,612

Distribution fees:
Class A	1,838,355

Class C	349,305

Transfer agent fees – A, A2, C and Y	1,110,297

Transfer agent fees – R5	446

Transfer agent fees – R6	44,835

Trustees’ and officers’ fees and benefits	18,779

Registration and filing fees	140,969

Reports to shareholders	51,572

Professional services fees	37,083

Other	4,741

Total expenses	7,601,864

Less: Expense offset arrangement(s)	(138)

Net expenses	7,601,726

Net investment income	29,227,800

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(32,880,807)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(55,182,573)

Net realized and unrealized gain (loss)	(88,063,380)

Net increase (decrease) in net assets resulting from operations	$(58,835,580)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31,	February 28,
	2022	2022

Operations:
Net investment income	$29,227,800	$37,689,408

Net realized gain (loss)	(32,880,807)	(4,033,534)

Change in net unrealized appreciation (depreciation)	(55,182,573)	(67,865,454)

Net increase (decrease) in net assets resulting from operations	(58,835,580)	(34,209,580)

Distributions to shareholders from distributable earnings:
Class A	(9,308,223)	(16,576,712)

Class A2	(250,461)	(437,466)

Class C	(177,252)	(301,546)

Class Y	(9,557,820)	(14,825,059)

Class R5	(9,682)	(26,808)

Class R6	(4,495,930)	(6,208,921)

Total distributions from distributable earnings	(23,799,368)	(38,376,512)

Share transactions–net:
Class A	(36,502,691)	124,652,584

Class A2	4,921,765	800,326

Class C	(8,783,476)	(18,463,222)

Class Y	159,655,646	197,231,452

Class R5	(916,766)	(290,816)

Class R6	93,925,184	183,378,997

Net increase in net assets resulting from share transactions	212,299,662	487,309,321

Net increase in net assets	129,664,714	414,723,229

Net assets:
Beginning of period	3,298,733,307	2,884,010,078

End of period	$3,428,398,021	$3,298,733,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Limited Term Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

													Supplemental
													ratio of
													expenses
									Ratio of		Ratio of		to average
									expenses		expenses		net assets
			Net gains						to average		to average net		with fee waivers
			(losses)						net assets		assets without		(excluding	Ratio of net
	Net asset		on securities		Dividends				with fee waivers		fee waivers		interest,	investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	and/or		and/or		facilities and	income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	expenses		expenses		maintenance	to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return (b)	(000’s omitted)	absorbed		absorbed		fees)	net assets		turnover (c)
Class A
Six months ended 08/31/22	$11.28	$0.09	$(0.30)	$(0.21)	$(0.07)	$11.00	(1.86)%	$1,431,778	0.58	%(d)	0.58	%(d)	–%	1.60	%(d)	45%
Year ended 02/28/22	11.52	0.12	(0.23)	(0.11)	(0.13)	11.28	(1.00)	1,505,388	0.62		0.62		0.58	1.05		23
Year ended 02/28/21	11.52	0.19	0.01	0.20	(0.20)	11.52	1.75	1,414,161	0.62		0.62		0.61	1.65		19
Year ended 02/29/20	11.25	0.22	0.30	0.52	(0.25)	11.52	4.68	1,115,905	0.61		0.61		–	1.98		26
Year ended 02/28/19	11.22	0.24	0.02	0.26	(0.23)	11.25	2.38	1,033,140	0.63		0.63		–	2.17		45
Year ended 02/28/18	11.31	0.21	(0.10)	0.11	(0.20)	11.22	0.93	1,048,359	0.62		0.62		–	1.86		20
Class A2
Six months ended 08/31/22	11.28	0.10	(0.30)	(0.20)	(0.08)	11.00	(1.73)	37,013	0.33	(d)	0.33	(d)	–	1.85	(d)	45
Year ended 02/28/22	11.53	0.15	(0.25)	(0.10)	(0.15)	11.28	(0.84)	32,980	0.37		0.37		0.33	1.30		23
Year ended 02/28/21	11.53	0.22	0.01	0.23	(0.23)	11.53	2.00	32,880	0.37		0.37		0.36	1.90		19
Year ended 02/29/20	11.25	0.25	0.31	0.56	(0.28)	11.53	5.02	47,719	0.36		0.36		–	2.23		26
Year ended 02/28/19	11.22	0.27	0.02	0.29	(0.26)	11.25	2.64	52,007	0.38		0.38		–	2.42		45
Year ended 02/28/18	11.31	0.24	(0.11)	0.13	(0.22)	11.22	1.18	57,533	0.37		0.37		–	2.11		20
Class C
Six months ended 08/31/22	11.27	0.05	(0.30)	(0.25)	(0.03)	10.99	(2.23)	65,074	1.33	(d)	1.33	(d)	–	0.85	(d)	45
Year ended 02/28/22	11.52	0.04	(0.25)	(0.21)	(0.04)	11.27	(1.84)	75,669	1.37		1.37		1.33	0.30		23
Year ended 02/28/21	11.52	0.10	0.01	0.11	(0.11)	11.52	0.99	95,786	1.37		1.37		1.36	0.90		19
Year ended 02/29/20	11.24	0.14	0.31	0.45	(0.17)	11.52	3.99	108,818	1.36		1.36		–	1.23		26
Year ended 02/28/19	11.21	0.16	0.02	0.18	(0.15)	11.24	1.61	95,674	1.38		1.38		–	1.42		45
Year ended 02/28/18	11.30	0.13	(0.11)	0.02	(0.11)	11.21	0.18	304,861	1.37		1.37		–	1.11		20
Class Y
Six months ended 08/31/22	11.27	0.10	(0.30)	(0.20)	(0.08)	10.99	(1.74)	1,293,412	0.33	(d)	0.33	(d)	–	1.85	(d)	45
Year ended 02/28/22	11.52	0.15	(0.25)	(0.10)	(0.15)	11.27	(0.85)	1,162,937	0.37		0.37		0.33	1.30		23
Year ended 02/28/21	11.52	0.22	0.01	0.23	(0.23)	11.52	2.00	991,334	0.37		0.37		0.36	1.90		19
Year ended 02/29/20	11.24	0.25	0.31	0.56	(0.28)	11.52	5.02	721,346	0.36		0.36		–	2.23		26
Year ended 02/28/19	11.21	0.27	0.02	0.29	(0.26)	11.24	2.64	677,051	0.38		0.38		–	2.42		45
Year ended 02/28/18	11.30	0.24	(0.11)	0.13	(0.22)	11.21	1.18	737,222	0.37		0.37		–	2.11		20
Class R5
Six months ended 08/31/22	11.28	0.11	(0.30)	(0.19)	(0.09)	11.00	(1.73)	877	0.32	(d)	0.32	(d)	–	1.86	(d)	45
Year ended 02/28/22	11.52	0.15	(0.24)	(0.09)	(0.15)	11.28	(0.75)	1,836	0.36		0.36		0.32	1.31		23
Year ended 02/28/21	11.51	0.23	0.01	0.24	(0.23)	11.52	2.14	2,165	0.25		0.25		0.23	2.02		19
Year ended 02/29/20	11.23	0.26	0.31	0.57	(0.29)	11.51	5.10	2,377	0.29		0.29		–	2.30		26
Year ended 02/28/19	11.21	0.27	0.01	0.28	(0.26)	11.23	2.54	2,812	0.38		0.38		–	2.42		45
Year ended 02/28/18	11.30	0.24	(0.11)	0.13	(0.22)	11.21	1.18	10,237	0.37		0.37		–	2.11		20
Class R6
Six months ended 08/31/22	11.27	0.11	(0.30)	(0.19)	(0.09)	10.99	(1.71)	600,244	0.27	(d)	0.27	(d)	–	1.91	(d)	45
Year ended 02/28/22	11.51	0.16	(0.24)	(0.08)	(0.16)	11.27	(0.70)	519,924	0.31		0.31		0.27	1.36		23
Year ended 02/28/21	11.51	0.23	0.01	0.24	(0.24)	11.51	2.08	347,684	0.30		0.30		0.28	1.97		19
Year ended 02/29/20	11.24	0.26	0.30	0.56	(0.29)	11.51	5.01	266,014	0.28		0.28		–	2.31		26
Year ended 02/28/19	11.21	0.28	0.02	0.30	(0.27)	11.24	2.71	211,774	0.30		0.30		–	2.50		45
Period ended 02/28/18(e)	11.30	0.22	(0.10)	0.12	(0.21)	11.21	1.10	167,084	0.29	(d)	0.29	(d)	–	2.19	(d)	20

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Limited Term Municipal Income Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is federal tax-exempt current income.

The Fund currently consists of six different classes of shares: Class A, Class A2, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and not representative of market value in Invesco Advisers, Inc.’s (the “Adviser” or “Invesco”) judgment (“unreliable”) are fair valued by the Adviser in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of

30	Invesco Limited Term Municipal Income Fund

the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

During the period, the Fund experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.300%

Over $500 million up to and including $ 1 billion	0.250%

Over $1 billion	0.200%

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.22%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

31	Invesco Limited Term Municipal Income Fund

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 1.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $35,942 and $52 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $212,447, $0 and $2,612 from Class A, Class A2 and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2022, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2022, the Fund engaged in securities purchases of $300,053,385 and securities sales of $400,718,448, which did not result in any net realized gains (losses).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $138.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

32	Invesco Limited Term Municipal Income Fund

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$29,799,731	$17,331,475	$47,131,206

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $1,743,760,602 and $1,082,974,804, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$10,765,586

Aggregate unrealized (depreciation) of investments	(41,236,640)

Net unrealized appreciation (depreciation) of investments	$(30,471,054)

Cost of investments for tax purposes is $3,470,861,392.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	27,016,834	$298,654,600	45,543,523	$524,110,173

Class A2	661,471	7,364,335	207,060	2,362,903

Class C	485,967	5,363,308	628,384	7,212,615

Class Y	62,715,320	692,772,982	57,394,916	659,121,798

Class R5	14,434	161,351	16,494	187,636

Class R6	23,187,599	256,418,905	23,617,717	271,336,076

Issued as reinvestment of dividends:
Class A	636,669	7,039,431	1,107,594	12,731,882

Class A2	13,171	145,717	25,179	289,584

Class C	13,120	144,944	21,649	249,462

Class Y	493,114	5,448,630	732,152	8,409,528

Class R5	177	1,953	630	7,240

Class R6	342,377	3,782,590	462,738	5,311,496

Automatic conversion of Class C shares to Class A shares:
Class A	101,386	1,122,403	260,616	2,996,710

Class C	(101,434)	(1,122,403)	(260,757)	(2,996,710)

33	Invesco Limited Term Municipal Income Fund

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(31,036,029)	$(343,319,125)	(36,164,994)	$(415,186,181)

Class A2	(233,388)	(2,588,287)	(161,549)	(1,852,161)

Class C	(1,189,955)	(13,169,325)	(1,994,109)	(22,928,589)

Class Y	(48,697,108)	(538,565,966)	(41,041,140)	(470,299,874)

Class R5	(97,697)	(1,080,070)	(42,231)	(485,692)

Class R6	(15,043,176)	(166,276,311)	(8,144,268)	(93,268,575)

Net increase in share activity	19,282,852	$212,299,662	42,209,604	$487,309,321

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34	Invesco Limited Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$981.40	$2.90	$1,022.28	$2.96	0.58%
Class A2	1,000.00	982.70	1.65	1,023.54	1.68	0.33
Class C	1,000.00	977.70	6.63	1,018.50	6.77	1.33
Class Y	1,000.00	982.60	1.65	1,023.54	1.68	0.33
Class R5	1,000.00	982.70	1.60	1,023.59	1.63	0.32
Class R6	1,000.00	982.90	1.35	1,023.84	1.38	0.27

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

35	Invesco Limited Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Investment Grade Short Intermediate Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the

36	Invesco Limited Term Municipal Income Fund

performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

37	Invesco Limited Term Municipal Income Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	LTMI-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco Municipal Income Fund

Nasdaq:

A: VKMMX ∎ C: VMICX ∎ Y: VMIIX ∎ Investor: VMINX ∎ R6: VKMSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

25	Financial Statements

28	Financial Highlights

29	Notes to Financial Statements

35	Fund Expenses

36	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.19%
Class C Shares	-8.51
Class Y Shares	-8.07
Investor Class Shares	-8.06
Class R6 Shares	-8.05
S&P Municipal Bond Index▼ (Broad Market Index)	-5.44
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	-7.11
Lipper General Municipal Debt Funds Index∎ (Peer Group Index)	-7.16
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

The Lipper General Municipal Debt Funds Index is an unmanaged index considered representative of general municipal debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on ‘‘Products’’ and select ‘‘Mutual Funds.’’ Use the ‘‘Product Finder’’ to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Municipal Income Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges

Class A Shares
Inception (8/1/90)	4.30%
10 Years	1.83
5 Years	0.18
1 Year	-15.04

Class C Shares
Inception (8/13/93)	3.51%
10 Years	1.66
5 Years	0.32
1 Year	-12.72

Class Y Shares
Inception (8/12/05)	3.32%
10 Years	2.53
5 Years	1.31
1 Year	-11.03

Investor Class Shares
10 Years	2.38%
5 Years	1.16
1 Year	-11.09

Class R6 Shares
10 Years	2.44%
5 Years	1.36
1 Year	-10.99

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund (renamed Invesco Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y are those for Class A Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Investor Class shares incepted on July 15, 2013. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Municipal Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the ‘‘Liquidity Rule’’), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the ‘‘Program’’). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the ‘‘Board’’) has appointed Invesco Advisers, Inc. (‘‘Invesco’’), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the ‘‘Committee’’), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: ‘‘Highly Liquid,’’ ‘‘Moderately Liquid,’’ ‘‘Less Liquid,’’ and ‘‘Illiquid.’’ Funds that are not invested primarily in ‘‘Highly Liquid Investments’’ that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a ‘‘Highly Liquid Investment Minimum’’ (‘‘HLIM’’), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of ‘‘Illiquid

Investments’’ that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the ‘‘Report’’). The Report covered the period from January 1, 2021, through December 31, 2021 (the ‘‘Program Reporting Period’’). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Municipal Income Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-108.43%
Alabama-1.71%

Birmingham (City of), AL Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$12,182,797

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,128,918

Birmingham (City of), AL Water Works Board; Series 2015 A, RB(a)(b)(c)	5.00%	01/01/2025	10,005	10,597,856

Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(d)	5.75%	10/01/2049	5,000	5,205,954

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007; Cost $784,728)(e)(f)	5.50%	01/01/2043	900	571,500

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	16,000	16,707,890

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	5,000	4,576,502

				53,971,417

Alaska-0.32%

Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, RB(c)	5.50%	10/01/2042	9,000	9,958,804

Arizona-2.14%

Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(g)	5.25%	07/01/2047	4,500	4,572,925

Arizona (State of) Industrial Development Authority (Great Lakes Senior Living Community); Series 2019 A, RB	5.00%	01/01/2043	2,045	1,473,777

Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(g)	5.50%	07/01/2036	5,840	6,080,519

Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(g)	5.75%	07/15/2048	3,150	3,300,748

Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,303,501
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,511,719
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,109,107

Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(g)	5.00%	07/01/2036	2,500	2,513,667

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	1,095	1,151,893
Phoenix Civic Improvement Corp.;
Series 2019 A, RB	4.00%	07/01/2045	4,235	3,762,554
Series 2019, RB	5.00%	07/01/2044	11,685	12,400,987

Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,035,177

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.25%	07/01/2048	5,000	4,834,979

Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	15,155	16,002,996
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(g)	6.00%	07/15/2027	2,000	2,017,178
Series 2013 B, GO Bonds(g)	5.70%	07/15/2029	775	779,180

Series 2013 B, GO Bonds(g)	6.00%	07/15/2033	710	712,919

				67,563,826

Arkansas-0.42%

Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,750	2,781,394

Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(d)(g)	5.45%	09/01/2052	5,000	4,948,965

Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	5,611,441

				13,341,800

California-11.11%

Bay Area Toll Authority; Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	5,000	5,799,037

Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(a)(b)(c)(h)	5.00%	04/01/2056	12,000	13,344,583

Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2031	40	29,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	$1,500	$1,410,623
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	510	526,826
Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	10,000	1,838,841

California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(i)	0.00%	06/01/2046	20,000	4,958,368
California (State of);
Series 2012, GO Bonds	5.00%	09/01/2036	5,000	5,011,855
Series 2020, GO Bonds	3.00%	03/01/2046	4,400	3,531,536
Series 2020, GO Bonds	4.00%	03/01/2046	2,500	2,477,045
Series 2020, GO Bonds	3.00%	03/01/2050	2,500	1,959,683
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,054,077
Series 2022, GO Bonds	4.00%	04/01/2049	2,190	2,152,243

California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(b)	4.00%	08/01/2031	13,780	13,910,272

California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB(c)	5.00%	05/01/2049	15,000	17,795,579

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,163,522
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	3,583	3,595,299
Series 2019 A-2, RB	4.00%	03/20/2033	2,874	2,850,515
Series 2021 A, RB	3.25%	08/20/2036	4,944	4,472,422

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	275	275,441

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2043	12,550	12,792,054
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(g)	5.00%	07/01/2030	3,160	3,171,734
Series 2012, RB(d)(g)	5.00%	07/01/2037	6,955	6,971,417

California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(g)	5.00%	11/21/2045	5,250	5,192,711

California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,607,764

California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	2,000	2,001,422

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(g)	5.00%	06/01/2046	3,000	2,934,482
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(g)	5.00%	12/01/2041	6,475	6,439,274
Series 2016 A, RB(g)	5.25%	12/01/2056	6,150	6,157,094

California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(j)	5.25%	10/01/2024	115	115,276

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(g)(i)	0.00%	06/01/2055	45,000	2,884,356

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(i)(j)	0.00%	08/01/2029	1,585	1,276,994

Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(a)(b)(i)	0.00%	08/01/2025	3,270	2,121,603

Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2039	1,000	472,197
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(i)	0.00%	08/01/2032	5,030	3,551,917
Series 2009 A, GO Bonds(i)	0.00%	08/01/2033	4,185	2,821,125

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	30,000	3,547,854

Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(j)	5.00%	08/01/2026	2,000	2,193,509

Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2034	1,500	955,268

Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(i)	0.00%	06/01/2036	25,000	10,206,567

Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	305,812
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2018-XX1082, Class C, Revenue Ctfs.(c)(d)(h)	5.25%	05/15/2048	12,000	12,562,429
Series 2022 G, RB(d)	5.50%	05/15/2038	1,000	1,126,649
Series 2022 G, RB(d)	5.50%	05/15/2039	10,000	11,238,293
Series 2022 G, RB(d)	5.50%	05/15/2040	5,000	5,604,743
Series 2022 G, RB(d)	5.25%	05/15/2047	4,500	4,849,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2017, RB(d)	5.00%	05/15/2046	$6,000	$6,174,919

Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	6,500	6,266,019

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(i)(j)	0.00%	08/01/2035	3,260	1,948,981

Morongo Band of Mission Indians (The); Series 2018 A, RB(g)	5.00%	10/01/2042	4,800	5,107,277

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	6,965	6,248,521
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2037	1,170	645,421
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2038	4,770	2,499,831
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2039	5,010	2,494,460
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2040	5,260	2,462,939
Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2041	5,520	2,471,238

Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(i)	0.00%	08/01/2035	1,500	918,612

Riverside (County of), CA Transportation Commission; Series 2013 A, RB(a)(b)	5.75%	06/01/2023	2,500	2,564,948

Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	4,862,686
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB (INS - AGM)(j)	5.00%	07/01/2051	3,035	3,260,411
Series 2021 B, RB(d)	4.00%	07/01/2046	8,750	8,137,206
Series 2021 B, RB(d)	5.00%	07/01/2046	15,000	15,639,687
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2017 A, RB(d)	5.25%	05/01/2042	12,500	13,059,470
Series 2019 A, RB(d)	5.00%	05/01/2049	15,000	15,546,834

San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,123,078

San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(k)	6.63%	08/01/2042	4,915	4,828,754

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.38%	09/01/2029	2,430	2,482,792
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(i)	0.00%	06/01/2036	22,000	10,385,674
Series 2007 A, RB(i)	0.00%	06/01/2041	5,000	1,749,643

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	4,825	4,894,925

Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(i)	0.00%	08/01/2026	1,250	1,117,006

Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,200	1,263,118

West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(i)(j)	0.00%	08/01/2027	7,865	6,848,881

Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2024	3,570	3,389,916

				350,652,770

Colorado-3.85%

Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	977,928

Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(g)	5.00%	12/01/2049	1,600	1,550,333

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(g)	5.00%	12/01/2037	3,000	3,005,706

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	5,288,260

Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2020, Ref. VRD RB (LOC - TD Bank N.A.)(l)(m)	0.80%	12/01/2052	5,680	5,680,000

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB(c)(h)	5.00%	08/01/2044	15,770	16,312,797
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(a)(b)	5.63%	06/01/2023	2,500	2,557,564

Series 2017, Ref. RB(a)(b)	5.00%	06/01/2027	3,500	3,872,163

Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,293,051
Denver (City & County of), CO;
Series 2018 A, RB(c)(d)	5.25%	12/01/2043	15,000	15,766,149
Series 2022 A, RB(d)	5.50%	11/15/2042	7,500	8,228,496
Series 2022 A, RB(d)	5.50%	11/15/2053	6,755	7,317,731

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2032	5,000	4,999,791

Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2040	2,500	2,537,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2039	$1,000	$918,740
Series 2019 A, Ref. RB	4.00%	12/01/2040	1,000	911,670

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	2,965,676

Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	24,825	30,292,237

Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	1,902,898

				121,379,115

Connecticut-0.84%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2035	2,000	2,214,103
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	2,866,285
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,746,993

Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(g)	5.00%	09/01/2046	3,990	3,891,983
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,015,264
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,051,556

Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020 G-1, Ref. RB(g)	5.00%	07/01/2044	3,850	3,870,482

Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	5,833,357

				26,490,023

Delaware-0.15%

Delaware (State of) River & Bay Authority; Series 2019, Ref. RB	4.00%	01/01/2044	5,000	4,848,038

District of Columbia-2.55%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(j)	5.00%	02/01/2031	945	946,588
Series 2019 A, RB	4.00%	03/01/2044	6,665	6,517,945
District of Columbia (Georgetown University);
Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	1,180	1,304,121
Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	7,125	7,907,011

District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,052,138

District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB(i)	0.00%	06/15/2046	25,000	5,664,653
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(d)	5.00%	10/01/2034	5,295	5,575,464
Series 2018 A, Ref. RB(d)	5.00%	10/01/2043	15,800	16,430,744
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS - AGM)(i)(j)	0.00%	10/01/2037	17,565	8,515,679
Series 2019 B, Ref. RB	4.00%	10/01/2044	12,185	11,231,250

Series 2019 B, Ref. RB	4.00%	10/01/2049	16,045	14,464,426

				80,610,019

Florida-8.18%
Broward (County of), FL;
Series 2015 A, RB(d)	5.00%	10/01/2045	5,030	5,178,857
Series 2019 A, RB	4.00%	10/01/2042	6,540	6,575,000
Series 2019 A, RB(d)	4.00%	10/01/2049	5,530	5,040,878
Series 2019 B, RB(d)	4.00%	09/01/2044	5,000	4,661,402

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	13,794,432

Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(g)	5.00%	12/15/2050	2,000	1,938,047

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(g)	5.00%	07/01/2037	2,765	2,508,341
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,000,000)(e)(f)(g)	7.25%	05/15/2026	1,000	640,000
Series 2014 A, RB (Acquired 12/16/2013; Cost $2,442,456)(e)(f)(g)	7.75%	05/15/2035	2,500	1,600,000
Davie (Town of), FL (Nova Southeastern University);
Series 2013 A, RB(a)(b)	6.00%	04/01/2023	3,250	3,318,190
Series 2018, Ref. RB	5.00%	04/01/2048	10,605	11,069,563

Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(a)	6.88%	10/01/2022	585	587,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	$5,000	$5,031,540

Florida Development Finance Corp.; Series 2022 A, Ref. RB(b)(d)(g)	7.25%	10/03/2023	5,000	4,898,211

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(g)	7.38%	01/01/2049	15,500	14,786,002
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(g)	6.00%	06/15/2035	2,935	3,051,959
Series 2020 C, Ref. RB(g)	5.00%	09/15/2050	2,200	2,119,693

Greater Orlando Aviation Authority; Series 2019 A, RB(d)	4.00%	10/01/2044	10,000	9,403,022

Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $5,885,862)(f)	6.00%	04/01/2038	6,000	2,256,000

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(c)(d)	5.00%	10/01/2048	15,000	15,521,334
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,025	4,050,621
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	3,802,929
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	2,814,110
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,382,067

Lee Memorial Health System; Series 2019 A1, Ref. RB	5.00%	04/01/2044	4,225	4,398,644
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,027,070
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,058,918
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(a)(b)(d)	5.00%	10/01/2022	2,000	2,004,298
Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	3,800	3,808,478
Series 2017 B, Ref. RB(d)	5.00%	10/01/2040	6,000	6,214,337
Series 2019 B, RB (INS - BAM)(j)	4.00%	10/01/2049	15,000	13,704,825
Series 2021, RB (INS - BAM)(j)	4.00%	10/01/2051	5,000	4,523,824
Subseries 2021 A-1, Ref. RB (INS - AGM)(d)(j)	4.00%	10/01/2045	28,000	26,058,558
Subseries 2021 A-2, Ref. RB (INS - AGM)(j)	4.00%	10/01/2049	8,000	7,322,210

Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	9,000	9,348,582

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(j)	5.00%	07/01/2035	3,350	3,364,600

Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	5,000	4,516,757

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	10,326,180

Osceola (County of), FL; Series 2019 A-1, Ref. RB	5.00%	10/01/2044	2,500	2,605,764

Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,029,911
Putnam (County of), FL Development Authority (Seminole Electric Cooperative);
Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	13,037,159
Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,290,130

Reunion East Community Development District; Series 2005, RB(e)(n)	5.80%	05/01/2036	197	2

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,557,032
Tampa (City of), FL;
Series 2020 A, RB(i)	0.00%	09/01/2040	1,000	434,866
Series 2020 A, RB(i)	0.00%	09/01/2041	1,000	411,854
Series 2020 A, RB(i)	0.00%	09/01/2042	1,025	396,814
Series 2020 A, RB(i)	0.00%	09/01/2045	1,950	636,412
Series 2020 A, RB(i)	0.00%	09/01/2049	2,600	688,544
Series 2020 A, RB(i)	0.00%	09/01/2053	2,600	550,225

Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB (INS - NATL)(j)	6.00%	10/01/2029	3,000	3,657,062

				258,002,404

Georgia-2.07%
Atlanta (City of), GA;
Series 2015, RB(c)	5.00%	11/01/2040	8,310	8,729,768
Series 2015, RB(c)	5.00%	11/01/2040	10,110	10,620,692

George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	3,000	2,576,919
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2019 A, RB	5.00%	01/01/2039	4,500	4,680,477
Series 2019 A, RB	5.00%	01/01/2049	5,000	5,136,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)

Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	$7,750	$7,844,721
Macon Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(g)	5.88%	06/15/2047	1,680	1,712,395
Series 2017 A, RB(g)	6.00%	06/15/2052	1,530	1,567,470
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,075,738
Series 2019 B, RB(b)	4.00%	12/02/2024	7,000	7,164,163

Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(g)	5.00%	11/01/2037	5,250	5,330,758

Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(d)(g)	4.00%	01/01/2038	7,210	6,945,099

				65,384,499

Guam-0.07%

Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,082,224

Hawaii-0.23%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(d)	3.25%	01/01/2025	4,500	4,485,852
Hawaii (State of) Department of Budget & Finance (Kahala Nui);
Series 2012, Ref. RB	5.13%	11/15/2032	1,500	1,507,606

Series 2012, Ref. RB	5.25%	11/15/2037	1,250	1,255,811

				7,249,269

Illinois-8.71%

Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	440	440,275

Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	609	591,157
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	3,300	3,428,619
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,554,473
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,145,211
Series 2014, RB	5.00%	11/01/2044	1,905	1,935,857
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,603,200
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,072,631
Series 2017 A, RB (INS - AGM)(j)	5.25%	01/01/2042	2,000	2,139,221
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	9,143,615
Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	8,431,416

Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(g)	7.00%	01/15/2029	2,493	2,494,309

Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(d)	6.13%	02/20/2042	1,215	1,215,759

Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(n)	7.46%	02/15/2026	310	289,292
Chicago (City of), IL (O’Hare International Airport);
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,624,143
Series 2017 D, RB	5.25%	01/01/2036	4,600	4,949,940
Series 2017 D, RB(c)(d)	5.00%	01/01/2042	2,500	2,554,226
Series 2017 D, RB(c)(d)	5.00%	01/01/2047	7,500	7,615,337
Series 2019, RB(c)(d)	5.00%	01/01/2042	4,000	4,086,762
Series 2022 A, RB(d)	5.25%	01/01/2053	15,000	15,768,150
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	5,958,871
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,062,362
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	3,078,005
Series 2022 A, GO Bonds	5.00%	12/01/2047	4,300	4,391,170
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	5,000	5,953,508
Series 2015 A, GO Bonds(a)(b)(c)	5.00%	12/01/2024	12,000	12,686,489
Series 2015 C, GO Bonds(c)	5.00%	12/01/2027	6,805	7,192,762
Series 2015 C, GO Bonds(c)	5.00%	12/01/2028	4,000	4,200,988
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(d)	5.50%	01/01/2032	5,000	5,035,453
Series 2014 A, Ref. RB(d)	5.00%	01/01/2041	2,725	2,763,549

Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	8,195	8,406,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	$552	$505,438
Illinois (State of);
Series 2013, GO Bonds	5.25%	07/01/2031	4,000	4,074,484
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,713,348
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	4,800,822
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,312,338
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	11,524,768
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,957,671
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,810,945
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,790,264

Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,269,051
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(a)(b)	5.00%	09/01/2024	1,865	1,958,390
Series 2014 A, RB(a)(b)	5.00%	09/01/2024	1,290	1,354,597

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	1,270	1,264,671
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,430	3,298,539
Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	2,099,785

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	783	610,184

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(a)(b)	6.75%	08/15/2023	2,000	2,072,190
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	1,050	1,116,071
Series 2015, Ref. RB(a)(b)	5.25%	05/15/2025	2,355	2,518,460

Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,489,053

Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,042,239

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	6,948,537

Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB(c)	5.00%	10/01/2040	10,000	10,485,532
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2020, Ref. RB	4.00%	06/15/2050	6,645	5,831,520
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2031	2,630	2,721,491
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2032	2,395	2,477,050
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	8,000	8,051,927
Series 2015 A, RB(c)	5.00%	01/01/2040	14,190	14,792,886

Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(e)(n)	5.80%	03/01/2037	1,500	165,000

Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2026	8,000	8,617,641

Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,370,080

				274,858,608

Indiana-1.05%

Indiana (State of) Finance Authority (CWA Authority) (Green Bonds); Series 2016 A, RB (INS - NATL)(j)	5.00%	10/01/2046	15,000	15,780,305

Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	4,678,973

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,825	1,835,668

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(l)(m)	0.82%	11/01/2037	5,925	5,925,000
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,836,546
Series 2016, RB	5.00%	07/01/2041	1,500	1,608,624

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(d)	6.75%	01/01/2034	1,500	1,555,989

				33,221,105

Iowa-0.71%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	10,215	10,477,945

Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	4,552,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	$1,000	$997,072
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	1,800	1,660,727
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	2,765	2,621,129

Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2065	17,350	2,127,662

				22,437,135

Kansas-0.30%

Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(a)(b)	5.25%	07/01/2023	2,000	2,047,360

Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,513,216

Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.38%	12/01/2046	6,960	3,271,200

Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,512,791

Wyandotte (County of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,211,180

				9,555,747

Kentucky-3.15%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	443,105
Series 2019, Ref. RB	4.00%	02/01/2036	380	355,592
Series 2019, Ref. RB	4.00%	02/01/2037	375	348,569
Series 2019, Ref. RB	4.00%	02/01/2038	375	346,959
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,100,333
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,115,694

Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,120,732

Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(j)	5.00%	12/01/2045	15,300	16,285,854
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,745,781
Series 2015 A, RB	5.00%	07/01/2040	12,705	12,984,698
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,249,218

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	9,028,773

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	13,555	13,091,937
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 B, RB(b)	4.00%	01/01/2025	6,000	6,052,603
Series 2019 A-1, RB(b)	4.00%	06/01/2025	15,000	15,134,352

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	5,870	6,004,014

				99,408,214

Louisiana-1.66%

Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(j)	4.00%	12/01/2036	7,000	7,137,931

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(b)	5.50%	05/15/2026	1,010	1,114,872

Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	12,637,010
New Orleans (City of), LA;
Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	605	631,153
Series 2015, RB(a)(b)	5.00%	12/01/2025	3,000	3,234,441
Series 2015, RB(a)(b)	5.00%	12/01/2025	5,500	5,929,809

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(j)	5.00%	10/01/2048	5,000	5,258,317

St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(b)	2.13%	07/01/2024	4,000	3,947,158

Subseries 2017 A-3, Ref. RB(b)	2.20%	07/01/2026	4,000	3,803,184

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	8,500	8,725,814

				52,419,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-0.18%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB(a)(b)	5.00%	07/01/2023	$5,700	$5,820,957

Maryland-1.67%

Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	6,684,419

Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,682,094
Baltimore (County of), MD (Oak Crest Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	1,750	1,613,807
Series 2020, Ref. RB	4.00%	01/01/2050	2,500	2,270,267
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(g)	5.13%	07/01/2037	1,265	1,262,956
Series 2017 A, RB(g)	5.25%	07/01/2047	4,295	4,178,517
Series 2017 A, RB(g)	5.38%	07/01/2052	1,530	1,501,994

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,189,600

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,235,638

Maryland (State of) Health & Higher Educational Facilities Authority (UPMC); Series 2020 B, RB	4.00%	04/15/2050	2,500	2,291,039

Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	10,000	9,557,016

Montgomery (County of), MD; Series 2017 E, VRD GO Bonds(l)	0.78%	11/01/2037	2,400	2,400,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	1,928,842
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,696,716

Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,358,075

				52,850,980

Massachusetts-1.63%

Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(i)	0.00%	07/01/2031	13,000	9,633,116

Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,156,605
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,150,759
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,141,148
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,296,464
Series 2018 J-2, RB	5.00%	07/01/2048	5,000	5,201,322

Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,122,242

Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,026,774
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	836,001
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,442,854
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(d)	5.00%	07/01/2039	4,000	4,247,653
Series 2019 A, Ref. RB(d)	5.00%	07/01/2040	1,000	1,059,148

Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(d)	5.00%	07/01/2049	7,000	7,235,611

				51,549,697

Michigan-2.10%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	2,450	2,360,858
Series 2019, Ref. RB	5.00%	05/15/2042	3,310	3,108,348

Michigan (State of); Series 2021, RB	4.00%	11/15/2046	15,000	13,826,188

Michigan (State of) Building Authority (Facilities Program); Series 2019, Ref. RB	4.00%	10/15/2049	7,000	6,626,144

Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,615	1,651,018

Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	9,426,380

Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	2,725,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	$1,355	$1,405,347
Series 2014 D-1, Ref. RB (INS - AGM)(j)	5.00%	07/01/2037	2,000	2,069,241
Series 2014 D-2, Ref. RB (INS - AGM)(j)	5.00%	07/01/2027	4,000	4,181,448
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,412,746

Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,049,708
Oakland University Board of Trustees;
Series 2016, RB	5.00%	03/01/2041	5,000	5,237,927
Series 2016, RB	5.00%	03/01/2047	2,500	2,608,090
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(d)	5.00%	12/01/2032	1,500	1,507,877
Series 2012 B, RB(d)	5.00%	12/01/2037	1,500	1,507,003

Series 2012 D, Ref. RB(d)	5.00%	12/01/2028	2,500	2,514,980

				66,218,661

Minnesota-0.34%

Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	7,633,258

St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,072,772

Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	904,822

				10,610,852

Mississippi-0.76%

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 B, VRD IDR(l)	1.45%	12/01/2030	19,345	19,345,000

West Rankin Utility Authority; Series 2018, RB(a)(b)	5.00%	01/01/2028	4,050	4,569,044

				23,914,044

Missouri-2.20%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(d)	5.00%	03/01/2046	5,000	5,136,413
Series 2019 B, RB (INS - AGM)(d)(j)	5.00%	03/01/2049	11,975	12,361,746

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(g)	5.00%	04/01/2046	1,150	1,042,086

Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(g)	5.00%	02/01/2040	1,500	1,276,673
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,614,916
Series 2017, Ref. RB	5.25%	05/15/2042	1,675	1,565,637
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,000	4,039,792
Series 2019 A, RB	5.00%	02/01/2042	3,000	3,084,307

Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,266,227

Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(c)	5.00%	11/15/2042	25,000	26,387,910

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,761,164

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	6,938,013

				69,474,884

Montana-0.08%

Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,545,652

Nebraska-0.49% Central Plains Energy Project; Series 2012, RB	5.00%	09/01/2032	4,900	4,900,000

Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	5,000	5,271,567

Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,378,977

				15,550,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-0.51%

Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	$12,320	$13,140,820

Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB(g)	5.00%	07/15/2047	2,900	2,867,272

				16,008,092

New Hampshire-0.25%

New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	6,261	6,112,304

New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(b)(d)(g)	3.75%	07/02/2040	1,205	1,031,109

New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(b)(g)	3.63%	07/02/2040	740	622,365

				7,765,778

New Jersey-5.50%

Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(j)	5.75%	11/01/2028	7,500	8,385,005

Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)(d)	5.00%	12/01/2024	2,015	2,066,211

Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	10,000	9,306,073

New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2031	9,120	9,739,963
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(c)(j)	5.50%	09/01/2022	7,500	7,500,000
Series 2005 N-1, Ref. RB (INS - AMBAC)(j)	5.50%	09/01/2024	3,885	4,091,507
Series 2012 II, Ref. RB	5.00%	03/01/2023	2,150	2,153,330
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,955,952
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	675	675,535
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,381,454

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	1,500	1,526,425

New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2008 B, VRD RB (LOC - Bank Of America N.A.)(l)(m)	1.51%	07/01/2036	2,500	2,500,000

New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	6,672,132

New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	7,335,696
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(i)(j)	0.00%	12/15/2026	10,000	8,739,367
Series 2006 C, RB (INS - NATL)(i)(j)	0.00%	12/15/2031	7,410	5,196,553
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,061,550
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,577,641
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,491,769
Series 2016 A-1, RN	5.00%	06/15/2027	10,000	10,783,256
Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	7,436,634
Series 2018 A, RN(c)(h)	5.00%	06/15/2030	5,000	5,360,024
Series 2018 A, RN(c)(h)	5.00%	06/15/2031	7,500	8,016,199
Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,271,764
Series 2019, RB	5.25%	06/15/2043	5,000	5,258,358
Series 2019, Ref. RB	5.00%	12/15/2032	2,500	2,710,705
Series 2020 AA, RB	4.00%	06/15/2050	11,760	10,642,994
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,307,203
Series 2021 A, RB	4.00%	01/01/2042	2,750	2,639,517
Series 2021 A, RB	4.00%	01/01/2051	10,000	9,397,705

Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	10,331,874

				173,512,396

New Mexico-0.04%

New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	1,250	1,120,913

New York-11.03%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(i)	0.00%	07/15/2035	5,000	2,589,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	$5,850	$5,849,351

Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(j)	4.00%	02/15/2047	8,000	7,669,885
Metropolitan Transportation Authority;
Series 2013 A, RB	5.00%	11/15/2038	3,025	3,045,706
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(l)(m)	0.82%	11/15/2050	4,250	4,250,000
Subseries 2019 D-1, RB	5.00%	09/01/2022	5,000	5,000,000
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	2,280	2,410,898
Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	3,835,532
Series 2019 C, RB (INS - AGM)(j)	4.00%	11/15/2045	10,000	9,592,509
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,086,821
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	8,833,116
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,495,387
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	4,985	4,476,787
Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,719,429
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,498,106
Series 2019, RB(d)	5.00%	11/01/2044	6,500	6,734,527
New York (City of), NY;
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	3,000	3,226,903
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	3,000	3,218,199
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	10,000	10,725,725
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	11,552,322
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	8,000	8,874,249

New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(l)	0.82%	06/15/2044	5,640	5,640,000
New York (City of), NY Transitional Finance Authority;
Series 2019, RB	4.00%	11/01/2042	10,000	9,620,835
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,600,807
Subseries 2013, RB(c)	5.00%	11/01/2038	5,465	5,601,664
Subseries 2013, RB(c)	5.00%	11/01/2042	12,625	12,918,790

New York (State of) Dormitory Authority (Bidding Group 3); Series 2021 E, Ref. RB	4.00%	03/15/2040	10,855	10,546,791

New York (State of) Dormitory Authority (General Purpose); Series 2014 C, RB(c)	5.00%	03/15/2040	12,030	12,420,443

New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(l)(m)	0.74%	11/01/2046	3,515	3,515,000

New York (State of) Housing Finance Agency (W 39th Street Housing); Series 2010 A, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(l)(m)	1.55%	11/01/2044	5,000	5,000,000
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,610,939
Series 2020 A, Ref. RB	4.00%	11/15/2050	5,000	4,686,003

New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	9,275,960

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	10,787,236

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	11,405	11,032,873

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,000	6,712,933
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2042	800	862,354
Series 2020 A, RB	4.00%	03/15/2049	10,045	9,430,437

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	9,529,681

New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(d)	5.00%	08/01/2026	17,190	17,279,235
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2034	6,970	7,190,058
Series 2018, RB(d)	5.00%	01/01/2036	1,235	1,271,304

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)	5.25%	01/01/2050	14,815	15,232,045

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(d)	4.00%	12/01/2041	$1,300	$1,172,564
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,120,215
Series 2022, RB(d)	5.00%	12/01/2039	3,000	3,137,961
Series 2022, RB(d)	5.00%	12/01/2040	5,650	5,879,094
Series 2022, RB(d)	5.00%	12/01/2041	2,500	2,594,369
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	1,535	1,548,348
Series 2005 A, RB(g)(i)	0.00%	08/15/2045	55,385	14,663,694
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	4,500	4,785,040
Series 2022 A, RB	5.25%	05/15/2052	5,000	5,530,914

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	8,153,832

				348,035,912

North Carolina-0.67%

Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 G, VRD RB(l)	0.80%	01/15/2048	5,000	5,000,000

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(d)	5.00%	06/30/2054	5,475	5,481,306
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	5.00%	10/01/2040	1,050	1,031,568
Series 2020, RB	5.00%	10/01/2045	1,000	947,536
Series 2020, RB	5.00%	10/01/2050	1,500	1,403,441

North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,276,168

				21,140,019

North Dakota-0.38%

Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,392,456

Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	10,656,617

				12,049,073

Ohio-3.74%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,124,275

American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	10,417,246
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	23,255	22,149,878
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	21,475	2,599,686

Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,188,363

Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,227,349
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB(g)	5.75%	01/01/2024	265	266,301
Series 2014 A, Ref. RB(g)	6.50%	01/01/2034	2,450	2,493,049

Cleveland (City of), OH; Series 2008 B-2, RB (INS - NATL)(i)(j)	0.00%	11/15/2025	2,895	2,630,103
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	5,058,873
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	7,264,228
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,170,158
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2046	6,505	6,304,235
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,623,125

Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	12,410,557

Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	16,500	11,695,561

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,515,534

Ohio (State of) (Portsmouth Bypass); Series 2015, RB(d)	5.00%	12/31/2025	2,000	2,115,100

Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(d)	6.10%	09/20/2049	2,845	2,846,965
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,043,618

				118,144,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.83%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2048	$8,500	$7,751,079
Series 2022, RB(c)(h)	5.50%	08/15/2052	6,000	5,693,948
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(e)	5.00%	08/01/2052	2,000	2,000
Series 2017, RB(e)	5.25%	08/01/2057	2,610	2,610

Tulsa (City of), OK Municipal Airport Trust; Series 2001 C, Ref. RB(d)	5.50%	12/01/2035	7,500	7,598,141

Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	5,000	5,172,368

				26,220,146

Oregon-0.87%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	982,196
Series 2018 A, RB	5.00%	05/15/2052	500	444,902
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	978,500
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,198,470
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,334,237
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,831,023
Portland (Port of), OR;
Series 2019, RB(d)	5.00%	07/01/2049	5,000	5,165,316
Series 2022 28, RB(d)	5.00%	07/01/2052	10,000	10,422,790

Portland (Port of), OR (Portland International Airport); Series 2017 24 B, RB(d)	5.00%	07/01/2047	3,000	3,074,535

				27,431,969

Pennsylvania-3.06%

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,410	15,845,188

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,535	5,176,719

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(d)	5.50%	11/01/2044	3,300	3,316,410
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB(k)	5.13%	12/01/2040	5,500	5,421,069
Series 2017 B-1, RB	5.25%	06/01/2047	9,325	9,777,561
Series 2018 B, RB	5.25%	12/01/2048	7,995	8,536,285
Series 2020 B, RB	5.00%	12/01/2050	3,000	3,190,727
Series 2021 A, RB	4.00%	12/01/2046	1,000	931,272
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	7,996,538
Series 2021 C, Ref. RB	5.00%	12/01/2046	4,125	4,401,261
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	7,500	7,653,341
Series 2021, Ref. RB(d)	5.00%	07/01/2051	15,000	15,471,202
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	3,636,576

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,699,538

Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(j)	5.00%	06/01/2026	2,360	2,555,320

				96,609,007

Puerto Rico-1.58%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	6,450	6,550,777
Series 2002, RB	5.63%	05/15/2043	1,250	1,272,444
Series 2008 B, RB(i)	0.00%	05/15/2057	260,000	12,648,974
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $2,828,574) (INS - NATL)(f)(j)	5.25%	07/01/2030	2,700	2,723,077
Series 2012 A, RB (Acquired 02/13/2020; Cost $4,323,313)(e)(f)	5.00%	07/01/2042	5,525	4,489,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico-(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2034	$2,500	$2,543,106
Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2036	4,100	4,161,438
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,411,026
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,582,660
Series 2018 A-1, RB(i)	0.00%	07/01/2046	10,000	2,863,933
Series 2018 A-1, RB(i)	0.00%	07/01/2051	25,000	5,331,725

Series 2018 A-1, RB	4.75%	07/01/2053	4,500	4,303,361

				49,881,583

South Carolina-1.28%

Patriots Energy Group Financing Agency; Series 2018 A, RB(b)	4.00%	02/01/2024	5,000	5,082,317
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	2,000	1,985,283
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,681,523

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(a)(b)	5.25%	08/01/2023	3,850	3,949,929

South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(d)	5.00%	07/01/2025	10,000	10,671,611
South Carolina (State of) Public Service Authority;
Series 2013 E, RB	5.50%	12/01/2053	5,000	5,095,335
Series 2015 E, RB	5.25%	12/01/2055	7,365	7,533,373

Series 2020 A, Ref. RB	5.00%	12/01/2043	3,300	3,438,395

				40,437,766

Tennessee-1.81%

Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	14,381,368

Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	2,675	2,547,129

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(d)	5.00%	07/01/2049	7,820	8,052,984
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2046	8,015	8,348,401
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,557,682
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	1,008,802
Series 2014, RB	5.25%	12/01/2044	1,165	1,174,225

Tennessee Energy Acquisition Corp.; Series 2017 A, RB(b)	4.00%	05/01/2023	20,000	20,111,084

				57,181,675

Texas-9.19%

Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(c)	5.00%	02/15/2045	15,000	16,029,269

Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,032,879

Aubrey Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2052	5,000	4,781,241

Austin (City of), TX; Series 2022, RB(d)	5.25%	11/15/2047	8,500	9,086,307

Board of Regents of the University of Texas System; Series 2008 B, VRD RB(l)	1.35%	08/01/2032	20,130	20,130,000

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,041,924
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,040,805
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,206,486

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	10,000	9,564,014

Dallas (City of), TX Area Rapid Transit; Series 2021 B, Ref. RB	5.00%	12/01/2047	11,380	12,327,852
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,271,627
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,514,236

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	9,564,230

Forney Independent School District; Series 2022 B, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2047	7,460	7,272,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)

Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP - Texas Permanent School Fund)(i)	0.00%	08/15/2023	$2,000	$1,953,674

Galveston Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	6,500	6,236,868
Grand Parkway Transportation Corp.;
Series 2013 B, RB(a)(b)	5.25%	10/01/2023	14,360	14,805,520
Series 2020, Ref. RB	4.00%	10/01/2045	15,000	14,350,055

Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(j)	5.25%	08/15/2031	6,665	7,959,222

Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(l)	0.90%	12/01/2041	5,360	5,360,000

Houston (City of), TX (United Airlines, Inc.); Series 2020, Ref. RB(d)	5.00%	07/15/2027	1,500	1,546,669

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2020 C, Ref. RB(d)	5.00%	07/15/2027	3,875	3,996,272
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(i)(j)	0.00%	09/01/2026	8,750	7,723,701
Series 2001 B, RB (INS - AGM)(i)(j)	0.00%	09/01/2027	3,600	3,073,977

Houston (City of), TX Port Authority; Series 2021, RB	4.00%	10/01/2046	7,065	6,676,987

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(d)	5.00%	11/01/2028	2,000	2,006,034

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2044	3,395	3,551,447
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB (Acquired 08/27/2014; Cost $1,770,403)(e)(f)	5.13%	02/15/2030	1,750	1,452,500
Series 2014, Ref. RB (Acquired 08/27/2014-05/08/2018; Cost $2,136,775)(e)(f)	5.13%	02/15/2042	2,135	1,772,050
Series 2016, Ref. RB (Acquired 05/08/2018; Cost $289,538)(e)(f)	5.00%	02/15/2030	280	232,400

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(g)	4.63%	10/01/2031	2,500	2,537,510
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	15	12,966
Series 2021, RB	2.00%	11/15/2061	345	180,981

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,945,932

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB(a)	6.50%	01/01/2043	2,350	2,379,797
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	1,250	1,232,244
Series 2016 A, RB	5.38%	11/15/2036	865	813,726
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,136,585
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,740,736
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,036,366
Series 2018, Ref. RB	5.25%	10/01/2049	5,000	4,639,257

New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(a)(b)	5.00%	04/01/2024	3,000	3,113,219
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	6,906,447
Series 2016, RB	5.00%	01/01/2036	3,400	3,500,887
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2028	12,800	10,817,445
Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2029	2,165	1,762,654
Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2031	4,710	3,527,994
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,902,317

Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(a)	6.75%	11/15/2024	595	618,440

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	395	394,455
Series 2016, RB	5.75%	09/15/2036	145	144,095
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(j)	5.00%	10/01/2032	1,250	1,251,145
Series 2011, RB (INS - AGM)(j)	5.00%	10/01/2037	1,000	1,000,834
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,485,000)(e)(f)	5.75%	02/15/2025	1,485	965,250
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(e)(f)	5.75%	02/15/2029	1,500	975,000
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(e)(f)	6.38%	02/15/2048	1,000	650,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(e)(f)	6.38%	02/15/2052	5,000	3,250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	$500	$501,344
Series 2020, Ref. RB	6.75%	11/15/2051	500	491,177
Series 2020, Ref. RB	6.88%	11/15/2055	500	496,374
Texas (State of) Transportation Commission;
Series 2019, RB(i)	0.00%	08/01/2045	4,000	1,198,715
Series 2019, RB(i)	0.00%	08/01/2046	3,180	899,519
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(i)(j)	0.00%	08/15/2027	970	837,173
Series 2002, RB(a)(i)	0.00%	08/15/2027	30	26,172
Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	7,670	4,124,029
Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	9,995	5,071,865

Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2030	5,000	5,340,276
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB(d)	5.00%	12/31/2045	7,550	7,642,085

Series 2016, RB(d)	5.00%	12/31/2050	4,095	4,138,066

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	8,000	7,503,766

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(d)	7.00%	12/31/2038	3,475	3,586,259

Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(j)	5.38%	11/15/2024	1,000	1,004,851

				289,858,680

Utah-0.97%

Mida Mountain Village Public Infrastructure District; Series 2021, RB(g)	4.00%	08/01/2050	3,000	2,386,649

Salt Lake City (City of), UT; Series 2021 A, RB(d)	4.00%	07/01/2051	15,200	13,880,175

Salt Lake City Corp.; Series 2017 A, RB(c)(d)(h)	5.00%	07/01/2042	14,000	14,414,975

				30,681,799

Virginia-1.17%

Ballston Quarter Community Development Authority; Series 2016 A, RB	5.50%	03/01/2046	2,500	1,763,637
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	700,844
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	999,931

Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	15,540	17,031,933

Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	4,000,198
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(d)	4.00%	07/01/2039	2,750	2,547,092
Series 2022, Ref. RB(d)	4.00%	01/01/2048	2,500	2,184,342

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(d)	5.00%	12/31/2056	7,500	7,624,771

				36,852,748

Washington-2.92%
Seattle (Port of), WA;
Series 2018 A, RB(c)(d)	5.00%	05/01/2043	21,000	21,982,084
Series 2021 C, Ref. RB(d)	5.00%	08/01/2046	10,000	10,429,978
Series 2022 B, Ref. RB(d)	5.50%	08/01/2047	1,500	1,653,843

Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	2,750	3,058,889
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB(c)(h)	5.00%	07/01/2048	15,000	15,525,539
Series 2018, RB	5.00%	07/01/2048	20,000	20,390,702

Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	7,255	6,721,500
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(g)	6.50%	07/01/2030	800	825,488
Series 2015 A, RB(g)	6.75%	07/01/2035	820	848,183

Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(g)	5.00%	01/01/2036	1,875	1,776,919

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	$6,845	$6,245,033
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(g)	5.00%	07/01/2048	2,000	1,614,006

Series 2018 A, Ref. RB(g)	5.00%	07/01/2053	1,500	1,183,710

				92,255,874

West Virginia-0.24%

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(g)	5.50%	06/01/2037	2,500	2,569,034
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(d)(g)	6.75%	02/01/2026	4,035	3,648,291

Series 2018, RB(d)(g)	8.75%	02/01/2036	1,300	1,215,267

				7,432,592

Wisconsin-3.47%
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(c)(h)	5.00%	03/01/2041	10,000	10,516,197
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2050	23,150	6,198,033
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2055	11,870	2,477,162

Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,080,272

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2046	10,170	9,437,296

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	8,821,781

Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,159,296
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB(a)(b)	5.00%	09/15/2023	1,000	1,024,677
Series 2018 A, RB(a)(b)	5.00%	09/15/2023	5,000	5,123,386
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)(g)	6.75%	08/01/2031	3,000	2,400,000
Series 2017, RB(g)	7.00%	12/01/2050	6,100	5,463,104
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(g)	6.13%	02/01/2050	2,500	2,313,156
Series 2022 A, RB(g)	6.13%	02/01/2050	2,705	2,502,834

Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(d)	4.00%	09/30/2051	5,500	4,478,415

Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB	5.00%	03/01/2036	4,500	4,762,732

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.25%	01/01/2038	5,250	3,228,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,228,477
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,102,765
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,097,285
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	7,477,254
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,025,882

Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	5,000	5,105,731

Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(g)	5.00%	03/01/2052	1,075	988,202

Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(g)	5.25%	12/01/2039	7,285	7,365,858

				109,378,545

Wyoming-0.25%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(a)(b)(c)	5.00%	01/01/2047	7,000	7,729,219
Total Municipal Obligations (Cost $3,511,914,018)				3,421,698,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Dollar Denominated Bonds & Notes-0.04%
Texas-0.04%
Christian Care Centers, Inc. (Cost $1,239,981)(n)	12.00%	11/30/2022	$1,255	$1,223,625
TOTAL INVESTMENTS IN SECURITIES(o)-108.47% (Cost $3,513,153,999)				3,422,922,592

FLOATING RATE NOTE OBLIGATIONS-(7.79)%
Notes with interest and fee rates ranging from 2.19% to 2.44% at 08/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1J)(p)				(245,680,000)
OTHER ASSETS LESS LIABILITIES-(0.68)%				(21,538,453)
NET ASSETS-100.00%				$3,155,704,139

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(d)	Security subject to the alternative minimum tax.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $19,167,374, which represented less than 1% of the Fund’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at August 31, 2022 was $21,576,839, which represented less than 1% of the Fund’s Net Assets.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $228,085,958, which represented 7.23% of the Fund’s Net Assets.

(h)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $62,645,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Zero coupon bond issued at a discount.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.15%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Fund’s investments with a value of $382,321,743 are held by TOB Trusts and serve as collateral for the $245,680,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Municipal Income Fund

	Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk

U.S. Treasury 10 Year Notes	2,102	December-2022	$(245,736,938)	$1,981,154	$1,981,154

(a)	Futures contracts collateralized by $4,265,000 cash held with Goldman Sachs International, the futures commission merchant.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	84.39%

General Obligation Bonds	8.56

Pre-Refunded Bonds	4.57

Other	2.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $3,513,153,999)	$3,422,922,592

Other investments:
Variation margin receivable – futures contracts	426,975

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	4,265,000

Receivable for:
Investments sold	7,256,919

Fund shares sold	5,406,692

Interest	38,222,624

Investment for trustee deferred compensation and retirement plans	274,128

Other assets	638,595

Total assets	3,479,413,525

Liabilities:
Floating rate note obligations	245,680,000

Payable for:
Investments purchased	30,198,400

Dividends	3,322,657

Fund shares reacquired	4,665,952

Amount due custodian	38,135,873

Accrued fees to affiliates	1,226,820

Accrued interest expense	19,435

Accrued trustees’ and officers’ fees and benefits	2,902

Accrued other operating expenses	106,777

Trustee deferred compensation and retirement plans	350,570

Total liabilities	323,709,386

Net assets applicable to shares outstanding	$3,155,704,139

Net assets consist of:

Shares of beneficial interest	$3,469,432,401

Distributable earnings (loss)	(313,728,262)

$3,155,704,139

Net Assets:

Class A	$2,228,618,725

Class C	$138,261,208

Class Y	$389,434,236

Investor Class	$78,410,874

Class R6	$320,979,096

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	185,798,791

Class C	11,573,359

Class Y	32,474,076

Investor Class	6,530,792

Class R6	26,763,730

Class A:
Net asset value per share	$11.99

Maximum offering price per share (Net asset value of $11.99 ÷ 95.75%)	$12.52

Class C:
Net asset value and offering price per share	$11.95

Class Y:
Net asset value and offering price per share	$11.99

Investor Class:
Net asset value and offering price per share	$12.01

Class R6:
Net asset value and offering price per share	$11.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$70,016,089

Expenses:

Advisory fees	7,630,069

Administrative services fees	254,662

Custodian fees	8,778

Distribution fees:
Class A	2,940,121

Class C	777,822

Investor Class	55,912

Interest, facilities and maintenance fees	2,719,166

Transfer agent fees – A, C, Y and Investor	1,010,470

Transfer agent fees – R6	27,008

Trustees’ and officers’ fees and benefits	21,173

Registration and filing fees	96,031

Reports to shareholders	49,114

Professional services fees	51,324

Other	59,797

Total expenses	15,701,447

Less: Expense offset arrangement(s)	(859)

Net expenses	15,700,588

Net investment income	54,315,501

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $ (329,951))	(70,637,918)

Futures contracts	4,780,698

(65,857,220)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(283,424,028)

Futures contracts	2,067,092

(281,356,936)

Net realized and unrealized gain (loss)	(347,214,156)

Net increase (decrease) in net assets resulting from operations	$(292,898,655)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31, 2022	February 28, 2022

Operations:

Net investment income	$54,315,501	$109,430,179

Net realized gain (loss)	(65,857,220)	(1,741,055)

Change in net unrealized appreciation (depreciation)	(281,356,936)	(91,506,049)

Net increase (decrease) in net assets resulting from operations	(292,898,655)	16,183,075

Distributions to shareholders from distributable earnings:

Class A	(37,037,660)	(79,768,354)

Class C	(1,851,478)	(4,674,760)

Class Y	(6,987,069)	(15,800,117)

Investor Class	(1,361,715)	(3,070,454)

Class R6	(5,746,981)	(11,041,199)

Total distributions from distributable earnings	(52,984,903)	(114,354,884)

Share transactions–net:

Class A	(85,691,783)	80,335,462

Class C	(25,271,439)	(36,392,251)

Class Y	(24,975,196)	706,591

Investor Class	(3,725,392)	(4,544,409)

Class R6	(8,057,664)	104,188,107

Net increase (decrease) in net assets resulting from share transactions	(147,721,474)	144,293,500

Net increase (decrease) in net assets	(493,605,032)	46,121,691

Net assets:

Beginning of period	3,649,309,171	3,603,187,480

End of period	$3,155,704,139	$3,649,309,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/22	$13.27	$0.20	$(1.28)	$(1.08)	$(0.20)	$11.99	(8.19)%		$2,228,619	0.97	%(d)	0.97	%(d)	0.81	%(d)	3.23	%(d)	26%
Year ended 02/28/22	13.61	0.40	(0.32)	0.08	(0.42)	13.27	0.52		2,557,469	0.90		0.90		0.80		2.91		11
Year ended 02/28/21	14.04	0.43	(0.46)	(0.03)	(0.40)	13.61	(0.14)		2,545,279	0.92		0.92		0.81		3.25		23
Year ended 02/29/20	13.02	0.45	1.03	1.48	(0.46)	14.04	11.56		2,525,163	1.05		1.05		0.82		3.35		9
Year ended 02/28/19	13.19	0.50	(0.14)	0.36	(0.53)	13.02	2.78		1,982,214	1.01		1.01		0.85		3.85		27
Year ended 02/28/18	13.22	0.53	(0.06)	0.47	(0.50)	13.19	3.53		1,935,019	1.10		1.10		0.87		3.94		17
Class C
Six months ended 08/31/22	13.22	0.15	(1.27)	(1.12)	(0.15)	11.95	(8.51)		138,261	1.72	(d)	1.72	(d)	1.56	(d)	2.48	(d)	26
Year ended 02/28/22	13.55	0.30	(0.32)	(0.02)	(0.31)	13.22	(0.18)		180,005	1.65		1.65		1.55		2.16		11
Year ended 02/28/21	13.97	0.33	(0.45)	(0.12)	(0.30)	13.55	(0.83)		220,569	1.67		1.67		1.56		2.50		23
Year ended 02/29/20	12.96	0.35	1.02	1.37	(0.36)	13.97	10.69		298,433	1.80		1.80		1.57		2.60		9
Year ended 02/28/19	13.12	0.40	(0.13)	0.27	(0.43)	12.96	2.08		133,292	1.76		1.76		1.60		3.10		27
Year ended 02/28/18	13.16	0.42	(0.07)	0.35	(0.39)	13.12	2.68		248,013	1.85		1.85		1.62		3.19		17
Class Y
Six months ended 08/31/22	13.27	0.22	(1.29)	(1.07)	(0.21)	11.99	(8.07)		389,434	0.72	(d)	0.72	(d)	0.56	(d)	3.48	(d)	26
Year ended 02/28/22	13.61	0.44	(0.33)	0.11	(0.45)	13.27	0.77		457,194	0.65		0.65		0.55		3.16		11
Year ended 02/28/21	14.04	0.47	(0.47)	0.00	(0.43)	13.61	0.11		468,937	0.67		0.67		0.56		3.50		23
Year ended 02/29/20	13.02	0.48	1.03	1.51	(0.49)	14.04	11.83		500,893	0.80		0.80		0.57		3.60		9
Year ended 02/28/19	13.18	0.54	(0.14)	0.40	(0.56)	13.02	3.11		406,923	0.76		0.76		0.60		4.10		27
Year ended 02/28/18	13.22	0.56	(0.07)	0.49	(0.53)	13.18	3.71		442,757	0.85		0.85		0.62		4.19		17
Investor Class
Six months ended 08/31/22	13.28	0.21	(1.28)	(1.07)	(0.20)	12.01	(8.06	)(e)	78,411	0.85	(d)(e)	0.85	(d)(e)	0.69	(d)(e)	3.35	(d)(e)	26
Year ended 02/28/22	13.63	0.41	(0.33)	0.08	(0.43)	13.28	0.53	(e)	90,711	0.81	(e)	0.81	(e)	0.71	(e)	3.00	(e)	11
Year ended 02/28/21	14.05	0.45	(0.46)	(0.01)	(0.41)	13.63	0.03	(e)	97,587	0.81	(e)	0.81	(e)	0.70	(e)	3.36	(e)	23
Year ended 02/29/20	13.03	0.46	1.03	1.49	(0.47)	14.05	11.65	(e)	102,850	0.98	(e)	0.98	(e)	0.75	(e)	3.42	(e)	9
Year ended 02/28/19	13.19	0.52	(0.14)	0.38	(0.54)	13.03	2.96	(e)	99,887	0.88	(e)	0.88	(e)	0.72	(e)	3.98	(e)	27
Year ended 02/28/18	13.24	0.54	(0.08)	0.46	(0.51)	13.19	3.48	(e)	105,159	1.03	(e)	1.03	(e)	0.80	(e)	4.01	(e)	17
Class R6
Six months ended 08/31/22	13.27	0.22	(1.28)	(1.06)	(0.22)	11.99	(8.05)		320,979	0.67	(d)	0.67	(d)	0.51	(d)	3.53	(d)	26
Year ended 02/28/22	13.61	0.44	(0.32)	0.12	(0.46)	13.27	0.82		363,930	0.60		0.60		0.50		3.21		11
Year ended 02/28/21	14.04	0.48	(0.47)	0.01	(0.44)	13.61	0.17		270,815	0.61		0.61		0.50		3.56		23
Year ended 02/29/20	13.02	0.49	1.03	1.52	(0.50)	14.04	11.90		243,417	0.74		0.74		0.51		3.66		9
Year ended 02/28/19	13.18	0.54	(0.13)	0.41	(0.57)	13.02	3.18		152,478	0.69		0.69		0.53		4.17		27
Period ended 02/28/18(f)	13.25	0.51	(0.10)	0.41	(0.48)	13.18	3.13		141,275	0.79	(d)	0.79	(d)	0.56	(d)	4.25	(d)	17

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.13%, 0.16%, 0.14%, 0.17%, 0.13% and 0.18% for the six months ended August 31, 2022 and the years ended February 28, 2022, February 28, 2021, February 29, 2020, February 28, 2019 and February 29, 2018, respectively.

(f)	Commencement date of April 04, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Municipal Income Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities generally normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser

29	Invesco Municipal Income Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk.

30	Invesco Municipal Income Fund

The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

M.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.500%

Over $500 million	0.450%

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.46%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company

31	Invesco Municipal Income Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $77,602 in front-end sales commissions from the sale of Class A shares and $75,035 and $1,991 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$3,421,244,673	$ 454,294	$3,421,698,967

U.S. Dollar Denominated Bonds & Notes	–	–	1,223,625	1,223,625

Total Investments in Securities	–	3,421,244,673	1,677,919	3,422,922,592

Other Investments - Assets*

Futures Contracts	1,981,154	–	–	1,981,154

Total Investments	$1,981,154	$3,421,244,673	$1,677,919	$3,424,903,746

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

32	Invesco Municipal Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2022:

Value

Derivative Assets	Interest Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$1,981,154

Derivatives not subject to master netting agreements	(1,981,154)

Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations

Interest Rate Risk

Realized Gain:
Futures contracts	$4,780,698

Change in Net Unrealized Appreciation:
Futures contracts	2,067,092

Total	$6,847,790

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$191,631,284

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2022, the Fund engaged in securities purchases of $207,419,864 and securities sales of $103,966,294, which resulted in net realized gains (losses) of $(329,951).

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $859.

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2022, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $258,251,429 and 1.50%, respectively.

33	Invesco Municipal Income Fund

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$115,405,441	$52,160,297	$167,565,738

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $831,051,283 and $801,385,742, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$58,111,235

Aggregate unrealized (depreciation) of investments	(142,715,637)

Net unrealized appreciation (depreciation) of investments	$(84,604,402)

Cost of investments for tax purposes is $3,509,508,148.

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2022(a)		February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	21,980,331	$270,563,661	23,445,616	$323,770,134

Class C	754,957	9,244,292	456,867	6,275,162

Class Y	7,884,492	96,736,406	5,332,654	73,600,065

Investor Class	55,704	688,503	570,656	7,835,950

Class R6	8,501,945	104,909,526	10,560,172	145,643,669

Issued as reinvestment of dividends:
Class A	1,863,739	22,967,177	3,643,290	50,150,469

Class C	115,145	1,413,767	268,064	3,676,714

Class Y	289,052	3,562,756	608,723	8,378,322

Investor Class	79,435	979,902	160,127	2,206,562

Class R6	360,869	4,447,351	628,928	8,649,963

Automatic conversion of Class C shares to Class A shares:
Class A	159,819	1,958,496	243,007	3,345,896

Class C	(160,485)	(1,958,496)	(244,051)	(3,345,896)

Reacquired:
Class A	(30,919,169)	(381,181,117)	(21,583,687)	(296,931,037)

Class C	(2,757,108)	(33,971,002)	(3,132,999)	(42,998,231)

Class Y	(10,157,052)	(125,274,358)	(5,936,028)	(81,271,796)

Investor Class	(433,483)	(5,393,797)	(1,063,264)	(14,586,921)

Class R6	(9,525,905)	(117,414,541)	(3,657,047)	(50,105,525)

Net increase (decrease) in share activity	(11,907,714)	$(147,721,474)	10,301,028	$144,293,500

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34	Invesco Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$918.10	$4.69	$1,020.32	$4.94	0.97%
Class C	1,000.00	914.90	8.30	1,016.53	8.74	1.72
Class Y	1,000.00	919.30	3.48	1,021.58	3.67	0.72
Investor Class	1,000.00	919.40	4.11	1,020.92	4.33	0.85
Class R6	1,000.00	919.50	3.24	1,021.83	3.41	0.67

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

35	Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board

36	Invesco Municipal Income Fund

recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fourth, fourth and fifth quintile of its expense group, respectively, and discussed with management reasons for such relative actual and contractual management fees and total expenses as well as the levels of the Fund’s breakpoints in light of current assets. The Board requested and considered additional information from management regarding the Fund’s actual and contractual management fees in light of current asset levels, as well as the Fund’s total expenses relative to peers. As previously noted, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management, including with respect to management’s philosophy regarding breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

37	Invesco Municipal Income Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-MINC-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco New Jersey Municipal Fund

Nasdaq:

A: ONJAX ∎ C: ONJCX ∎ Y: ONJYX ∎ R6: IORJX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

10	Financial Statements

13	Financial Highlights

14	Notes to Financial Statements

20	Fund Expenses

21	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-6.14%
Class C Shares	-6.54
Class Y Shares	-6.02
Class R6 Shares	-6.08
S&P Municipal Bond New Jersey Index▼	-4.81

Source(s): ▼RIMES Technologies Corp.
The S&P Municipal Bond New Jersey Index is a broad, market value-weighted index that seeks to measure the performance of bonds issued within New Jersey.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco New Jersey Municipal Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges
Class A Shares
Inception (3/1/94)	4.12%
10 Years	2.08
5 Years	2.48
1 Year	-12.08
Class C Shares
Inception (8/29/95)	4.11%
10 Years	1.94
5 Years	2.70
1 Year	-9.67
Class Y Shares
Inception (11/29/10)	3.97%
10 Years	2.72
5 Years	3.62
1 Year	-7.95
Class R6 Shares
10 Years	2.63%
5 Years	3.59
1 Year	-7.90

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester New Jersey Municipal Fund (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® New Jersey Municipal Fund. The Fund was subsequently renamed the Invesco New Jersey Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco New Jersey Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco New Jersey Municipal Fund

Schedule of Investments

August 31, 2022

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.03%
New Jersey–85.93%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	$1,250	$1,317,163

Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,665	1,668,024

Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	220	220,351

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2028	1,000	1,046,614

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2031	2,000	2,083,572

Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,081,478

Series 2014, Ref. RB	5.25%	11/01/2044	3,000	3,073,934

Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,213,039

Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing);
Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2056	750	699,176

Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2060	1,000	918,659

Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(c)	0.00%	11/01/2026	140	123,536

Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	460	514,280

Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment); Series 2022, RB	4.00%	12/15/2031	2,000	2,128,524

Lavallette School District; Series 2005, GO Bonds (INS - SGI)(a)	4.20%	02/01/2025	10	10,014

Middlesex (County of), NJ Improvement Authority; Series 2000, RB (INS - AMBAC)(a)(d)	5.50%	09/01/2030	20	20,046

New Brunswick (City of), NJ Parking Authority;
Series 2012, Ref. RB	5.00%	09/01/2027	445	445,848

Series 2012, Ref. RB	5.00%	09/01/2029	605	606,098

New Jersey (State of);
Series 2016, GO Bonds(e)	5.00%	06/01/2028	5,000	5,496,806

Series 2020 A, GO Bonds	4.00%	06/01/2031	4,000	4,271,914

New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB(f)(g)	5.00%	06/15/2026	300	326,996

Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	600	643,872

New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(d)	6.50%	04/01/2031	90	92,072

Series 1999 A, RB	6.25%	07/01/2024	5	5,012

Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	100	102,557

Series 2013 NN, Ref. RB(f)(g)	5.00%	03/01/2023	700	709,095

Series 2015 WW, RB	5.00%	06/15/2035	3,000	3,098,297

Series 2015 WW, RB	5.00%	06/15/2036	3,000	3,095,593

Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,200,201

Series 2017, Ref. RB (INS - AGM)(a)	5.00%	06/01/2042	1,000	1,061,331

Series 2018 A, RB	5.00%	06/15/2047	3,000	3,087,779

Series 2018 B, RB(b)	6.00%	11/01/2022	130	129,702

Series 2020, RB	4.00%	11/01/2038	1,000	966,210

New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(b)	5.00%	10/01/2039	2,000	1,691,303

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(d)	5.25%	09/15/2029	850	859,428

New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005); Series 2005 A, RB(d)	6.50%	09/01/2030	25	22,367

New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	355,181

Series 2018 A, RB	5.00%	07/01/2050	1,000	1,001,165

New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	525	562,849

Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,682,913

New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	3,200	3,269,372

Series 2014 A, RB(b)	6.00%	10/01/2034	515	525,337

New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	4,500	4,321,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco New Jersey Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	$1,000	$994,079

Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,473,146

New Jersey (State of) Economic Development Authority (Middlesex Water Co.); Series 2019, RB(d)	4.00%	08/01/2059	4,275	3,806,110

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,239	2,414,617

New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,000	1,008,855

New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	49,433

New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2046	3,465	3,177,794

New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	3,039,462

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	10,650	10,837,617

New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(d)	5.00%	06/15/2037	1,515	1,516,303

Series 2012 A, RB(d)	5.13%	06/15/2043	1,250	1,250,922

New Jersey (State of) Economic Development Authority (University Heights Charter School);
Series 2018 A, RB(b)	5.38%	09/01/2033	275	255,860

Series 2018 A, RB(b)	5.63%	09/01/2038	765	709,062

New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,373,896

Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,521,903

Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,396,301

Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,523,189

New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	07/01/2036	765	765,931

New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2022 A, RB	5.00%	03/01/2032	2,500	2,976,060

New Jersey (State of) Educational Facilities Authority (Public Library); Series 2002 A, RB (INS - AMBAC)(a)	5.00%	09/01/2022	5	5,000

New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2035	185	183,949

Series 2017 F, RB	5.00%	07/01/2036	400	396,037

Series 2017 F, RB	5.00%	07/01/2047	3,250	3,056,111

New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	5.00%	07/01/2045	3,000	3,150,658

New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	2,000	2,110,992

New Jersey (State of) Health Care Facilities Financing Authority;
Series 2013, Ref. RB(f)(g)	5.00%	08/15/2023	1,960	2,007,508

Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,088,102

Series 2021, RB	4.00%	07/01/2051	3,000	2,803,528

New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2008 B, VRD RB (LOC - Bank Of America N.A.)(h)(i)	1.51%	07/01/2036	7,500	7,500,000

New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2044	3,000	3,081,867

New Jersey (State of) Health Care Facilities Financing Authority (Marlboro Psychiatric Hospital); Series 2013, RB	5.00%	09/15/2029	5,000	5,090,547

New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,046,375

New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 B, VRD RB (LOC - JP Morgan Chase Bank N.A.)(h)(i)	0.60%	07/01/2043	7,800	7,800,000

New Jersey (State of) Higher Education Student Assistance Authority;
Series 2013 1B, RB(d)	4.75%	12/01/2043	2,000	2,000,717

Series 2019 C, Ref. RB(d)	3.63%	12/01/2049	1,000	826,001

Series 2021 C, RB(d)	3.25%	12/01/2051	500	360,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco New Jersey Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	$870	$814,410

Series 2018 BB, Ref. RB(d)	3.80%	10/01/2032	785	778,730

Series 2019 A, Ref. RB	3.00%	11/01/2044	510	409,791

Series 2019 A, Ref. RB	3.05%	11/01/2049	865	666,896

Series 2020 E, Ref. RB	2.45%	10/01/2050	555	431,729

New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	2,000	1,050,221

Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	941,276

Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	973,731

Series 2013 AA, RB	5.25%	06/15/2033	1,335	1,355,409

Series 2013 AA, RB (INS - BAM)(a)	5.25%	06/15/2033	2,530	2,571,249

Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,751,862

Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	3,783,646

Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,271,764

Series 2022, RB	4.00%	06/15/2046	2,000	1,834,225

New Jersey (State of) Turnpike Authority;
Series 2019 A, RB	5.00%	01/01/2048	2,000	2,135,809

Series 2021 A, RB	4.00%	01/01/2042	3,975	3,815,302

Series 2022 A, Ref. RB	4.00%	01/01/2043	2,000	1,913,756

Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,158,851

Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	451,801

Series 2020 C, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2039	305	296,619

Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	823,225

Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,011,085

Rutgers The State University of New Jersey;
Series 2013 J, Ref. RB(f)(g)	5.00%	05/01/2023	5,380	5,475,790

Series 2013 L, Ref. RB(f)(g)	5.00%	05/01/2023	4,000	4,071,219

Series 2013 L, Ref. RB(f)(g)	5.00%	05/01/2023	6,330	6,442,704

Salem (County of), NJ Improvement Authority (Finlaw State Office Building); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	08/15/2048	1,905	1,746,180

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(d)(f)	5.00%	12/01/2023	950	967,601

South Jersey Port Corp.; Series 2016 S-1, Ref. RB	5.00%	01/01/2039	1,350	1,393,019

South Jersey Transportation Authority;
Series 2014 A, Ref. RB	5.00%	11/01/2039	3,650	3,716,719

Series 2019 A, Ref. RB (INS - AGM)(a)	5.00%	11/01/2033	750	820,520

Series 2020 A, RB	5.00%	11/01/2045	2,000	2,094,187

Series 2020 A, RB	4.00%	11/01/2050	6,000	5,475,700

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,132,750

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,000	1,046,816

Series 2018 B, Ref. RB	5.00%	06/01/2046	3,400	3,426,757

Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(d)	5.00%	03/01/2028	55	55,105

				230,453,900

Puerto Rico–9.28%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,269,323

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	71	65,550

Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	155,348

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	118	120,240

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	236	243,814

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	248,426

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	248,040

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	224	245,402

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	198,755

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	175,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco New Jersey Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	$164	$146,636

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	223	194,301

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	196,493

Subseries 2022, RN	0.00%	11/01/2043	1,055	544,760

Subseries 2022, RN	0.00%	11/01/2051	5,797	2,644,717

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB (Acquired 04/07/2014; Cost $346,500)(j)(k)	5.25%	07/01/2031	550	446,875

Series 2012 A, RB (Acquired 05/20/2014; Cost $25,211)(j)(k)	5.05%	07/01/2042	45	36,450

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(d)	6.63%	06/01/2026	175	181,329

Puerto Rico (Commonwelath of) Electric Power Authority; Series 2010 AAA, RB (Acquired 02/23/2012; Cost $517,495)(j)(k)	5.25%	07/01/2030	500	406,250

Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 02/13/2012; Cost $5,318,918)(j)(k)	6.00%	08/01/2026	5,235	196,313

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	5,771	1,230,775

Series 2018 A-1, RB	5.00%	07/01/2058	1,371	1,330,016

Series 2019 A-2, RB	4.54%	07/01/2053	60	55,378

Series 2019 A-2B, RB	4.55%	07/01/2040	304	303,998

				24,884,495

New York–3.53%
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(d)	4.00%	11/01/2059	2,000	1,756,951

Series 2019, RB(d)	5.00%	11/01/2044	1,500	1,554,122

Series 2020, RB(d)	4.00%	07/15/2039	4,250	4,012,120

Series 2021, Ref. RB(d)	4.00%	07/15/2040	1,350	1,260,472

Two Hundred Sixth Series 2017, Ref. RB(d)	5.00%	11/15/2037	850	885,924

				9,469,589

Virgin Islands–0.67%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	470,425

Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,198,295

Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2024	50	48,579

Series 2007 A, RB	5.00%	07/01/2026	15	14,386

Series 2007 A, RB	5.00%	07/01/2027	85	81,083

				1,812,768

Northern Mariana Islands–0.48%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(d)	6.25%	03/15/2028	1,325	1,283,108

Guam–0.14%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(f)(g)	5.00%	10/01/2022	250	250,507

Series 2012 A, Ref. RB(f)(g)	5.00%	10/01/2022	125	125,253

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(d)	5.75%	09/01/2031	10	10,036

				385,796

TOTAL INVESTMENTS IN SECURITIES(l)-100.03% (Cost $277,476,380)				268,289,656

FLOATING RATE NOTE OBLIGATIONS–(1.40)%
Note with an interest and fee rate of 2.36% at 08/31/2022 and a contractual maturity of collateral of 06/01/2028 (See Note 1J)(m)				(3,755,000)

BORROWINGS–(0.11)%				(300,000)

OTHER ASSETS LESS LIABILITIES–1.48%				3,962,212

NET ASSETS–100.00%				$268,196,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco New Jersey Municipal Fund

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $11,237,290, which represented 4.19% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.

(d)	Security subject to the alternative minimum tax.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $1,085,888, which represented less than 1% of the Fund’s Net Assets.

(k)	Restricted security. The aggregate value of these securities at August 31, 2022 was $1,085,888, which represented less than 1% of the Fund’s Net Assets.

(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Fund’s investments with a value of $5,496,806 are held by TOB Trusts and serve as collateral for the $3,755,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	80.28%

Pre-Refunded Bonds	7.59

General Obligation Bonds	6.43

Other	5.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco New Jersey Municipal Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $277,476,380)	$268,289,656

Cash	106,832

Receivable for:
Investments sold	104,849

Fund shares sold	648,819

Interest	2,979,840

Investments matured, at value (Cost $776,457)	673,576

Investment for trustee deferred compensation and retirement plans	42,327

Other assets	74,070

Total assets	272,919,969

Liabilities:
Floating rate note obligations	3,755,000

Payable for:
Borrowings	300,000

Dividends	368,425

Fund shares reacquired	68,910

Accrued fees to affiliates	127,907

Accrued interest expense	2,929

Accrued trustees’ and officers’ fees and benefits	20,025

Accrued other operating expenses	37,578

Trustee deferred compensation and retirement plans	42,327

Total liabilities	4,723,101

Net assets applicable to shares outstanding	$268,196,868

Net assets consist of:
Shares of beneficial interest	$436,792,325

Distributable earnings (loss)	(168,595,457)

$268,196,868

Net Assets:
Class A	$195,491,062

Class C	$20,268,328

Class Y	$52,428,268

Class R6	$9,210

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	21,793,200

Class C	2,256,268

Class Y	5,837,866

Class R6	1,027

Class A:
Net asset value per share	$8.97

Maximum offering price per share (Net asset value of $8.97 ÷ 95.75%)	$9.37

Class C:
Net asset value and offering price per share	$8.98

Class Y:
Net asset value and offering price per share	$8.98

Class R6:
Net asset value and offering price per share	$8.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco New Jersey Municipal Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$5,428,822

Expenses:
Advisory fees	780,916

Administrative services fees	19,546

Custodian fees	1,767

Distribution fees:

Class A	251,430

Class C	92,283

Interest, facilities and maintenance fees	77,950

Transfer agent fees – A, C and Y	101,577

Transfer agent fees – R6	1

Trustees’ and officers’ fees and benefits	8,500

Registration and filing fees	25,064

Reports to shareholders	6,858

Professional services fees	35,467

Other	6,648

Total expenses	1,408,007

Less: Expense offset arrangement(s)	(125)

Net expenses	1,407,882

Net investment income	4,020,940

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(9,146,283)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(12,345,949)

Net realized and unrealized gain (loss)	(21,492,232)

Net increase (decrease) in net assets resulting from operations	$(17,471,292)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco New Jersey Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31,	February 28,
	2022	2022

Operations:
Net investment income	$4,020,940	$7,309,946

Net realized gain (loss)	(9,146,283)	(476,984)

Change in net unrealized appreciation (depreciation)	(12,345,949)	(842,220)

Net increase (decrease) in net assets resulting from operations	(17,471,292)	5,990,742

Distributions to shareholders from distributable earnings:
Class A	(4,025,510)	(7,755,989)

Class C	(337,791)	(677,910)

Class Y	(1,030,116)	(1,547,373)

Class R6	(205)	(417)

Total distributions from distributable earnings	(5,393,622)	(9,981,689)

Share transactions–net:
Class A	(1,789,277)	21,626,969

Class C	(148,820)	1,793,154

Class Y	11,910,012	13,646,233

Net increase in net assets resulting from share transactions	9,971,915	37,066,356

Net increase (decrease) in net assets	(12,892,999)	33,075,409

Net assets:
Beginning of period	281,089,867	248,014,458

End of period	$268,196,868	$281,089,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco New Jersey Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/22	$9.75	$0.14	$(0.74)	$(0.60)	$(0.18)	$8.97	(6.14)%	$195,491	1.03	%(d)	1.03	%(d)	0.97	%(d)	2.95	%(d)	21%
Year ended 02/28/22	9.86	0.28	(0.02)	0.26	(0.37)	9.75	2.63	214,469	1.08		1.09		0.98		2.73		9
Year ended 02/28/21	10.27	0.32	(0.31)	0.01	(0.42)	9.86	0.25	195,684	1.11		1.16		0.97		3.32		27
Seven months ended 02/29/20	9.85	0.19	0.40	0.59	(0.17)	10.27	6.00	197,732	1.18	(d)	1.21	(d)	1.00	(d)	3.30	(d)	12
Year ended 07/31/19	9.19	0.39	0.54	0.93	(0.27)	9.85	10.29	191,704	1.36		1.37		1.01		4.08		17
Year ended 07/31/18	9.02	0.29	0.16	0.45	(0.28)	9.19	5.22	162,955	1.30		1.30		1.07		3.36		23
Year ended 07/31/17	9.70	0.38	(0.66)	(0.28)	(0.40)	9.02	(3.01)	207,958	1.09		1.09		0.90		4.05		9
Class C
Six months ended 08/31/22	9.77	0.11	(0.75)	(0.64)	(0.15)	8.98	(6.54)	20,268	1.68	(d)	1.68	(d)	1.62	(d)	2.30	(d)	21
Year ended 02/28/22	9.88	0.21	(0.01)	0.20	(0.31)	9.77	1.97	22,184	1.73		1.74		1.63		2.08		9
Year ended 02/28/21	10.28	0.26	(0.31)	(0.05)	(0.35)	9.88	(0.33)	20,687	1.76		1.81		1.62		2.67		27
Seven months ended 02/29/20	9.87	0.15	0.39	0.54	(0.13)	10.28	5.54	35,355	1.83	(d)	1.86	(d)	1.65	(d)	2.64	(d)	12
Year ended 07/31/19	9.20	0.32	0.56	0.88	(0.21)	9.87	9.66	38,798	2.02		2.02		1.66		3.42		17
Year ended 07/31/18	9.04	0.24	0.15	0.39	(0.23)	9.20	4.41	71,388	1.96		1.96		1.73		2.70		23
Year ended 07/31/17	9.71	0.31	(0.64)	(0.33)	(0.34)	9.04	(3.70)	97,517	1.81		1.81		1.62		3.36		9
Class Y
Six months ended 08/31/22	9.76	0.15	(0.73)	(0.58)	(0.20)	8.98	(6.02)	52,428	0.78	(d)	0.78	(d)	0.72	(d)	3.20	(d)	21
Year ended 02/28/22	9.88	0.30	(0.02)	0.28	(0.40)	9.76	2.78	44,427	0.84		0.84		0.74		2.97		9
Year ended 02/28/21	10.28	0.35	(0.30)	0.05	(0.45)	9.88	0.62	31,634	0.87		0.91		0.73		3.56		27
Seven months ended 02/29/20	9.87	0.21	0.38	0.59	(0.18)	10.28	6.04	32,117	0.94	(d)	0.97	(d)	0.76	(d)	3.54	(d)	12
Year ended 07/31/19	9.20	0.41	0.55	0.96	(0.29)	9.87	10.65	28,415	1.13		1.13		0.77		4.32		17
Year ended 07/31/18	9.04	0.32	0.14	0.46	(0.30)	9.20	5.35	21,970	1.06		1.06		0.83		3.61		23
Year ended 07/31/17	9.71	0.38	(0.63)	(0.25)	(0.42)	9.04	(2.83)	36,708	0.92		0.92		0.73		4.10		9
Class R6
Six months ended 08/31/22	9.76	0.15	(0.74)	(0.59)	(0.20)	8.97	(6.08)	9	0.73	(d)	0.73	(d)	0.67	(d)	3.25	(d)	21
Year ended 02/28/22	9.86	0.31	0.00	0.31	(0.41)	9.76	3.06	10	0.72		0.77		0.62		3.09		9
Year ended 02/28/21	10.27	0.35	(0.31)	0.04	(0.45)	9.86	0.61	10	0.77		0.91		0.63		3.66		27
Seven months ended 02/29/20	9.85	0.21	0.40	0.61	(0.19)	10.27	6.21	11	0.84	(d)	0.94	(d)	0.73	(d)	3.64	(d)	12
Period ended 07/31/19(e)	9.74	0.08	0.08	0.16	(0.05)	9.85	1.73	10	0.99	(d)	1.07	(d)	0.71	(d)	4.46	(d)	17

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco New Jersey Municipal Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco New Jersey Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and not representative of market value in Invesco Advisers, Inc.’s (the “Adviser” or “Invesco”) judgment (“unreliable”) are fair valued by the Adviser in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

14	Invesco New Jersey Municipal Fund

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider

15	Invesco New Jersey Municipal Fund

will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

During the period, the Fund experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

Up to $200 million	0.600%

Next $100 million	0.550%

Next $200 million	0.500%

Next $250 million	0.450%

Next $250 million	0.400%

Over $1 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.57%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective July 1, 2022 through at least June 30, 2023, the Adviser has contractually agreed, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to July 1, 2022, the Adviser had contractually agreed, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee

16	Invesco New Jersey Municipal Fund

waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 to 0.98%, 1.63%, 0.73% and 0.73%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $3,893 in front-end sales commissions from the sale of Class A shares and $18,565 and $2,432 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$-	$268,289,656	$-	$268,289,656

Other Investments - Assets

Investments Matured	-	673,576	-	673,576

Total Investments	$-	$268,963,232	$-	$268,963,232

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2022, the Fund engaged in securities .

17	Invesco New Jersey Municipal Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $125.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended August 31, 2022, the average daily balance of borrowing under the revolving credit and security agreement was $9,783 with an average interest rate of 2.45%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $3,750,000 and 1.60%, respectively.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$16,725,377	$133,779,130	$150,504,507

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $59,039,970 and $53,497,047, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$4,926,049

Aggregate unrealized (depreciation) of investments	(16,573,298)

Net unrealized appreciation (depreciation) of investments	$(11,647,249)

Cost of investments for tax purposes is $280,610,481.

18	Invesco New Jersey Municipal Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	1,282,367	$11,744,127	3,587,004	$36,028,005

Class C	318,844	2,920,711	595,943	6,017,394

Class Y	2,376,108	21,891,908	2,205,140	22,232,581

Issued as reinvestment of dividends:
Class A	256,997	2,355,039	450,974	4,525,170

Class C	24,968	229,141	45,643	458,707

Class Y	69,510	637,332	97,799	981,583

Automatic conversion of Class C shares to Class A shares:
Class A	102,290	936,173	253,848	2,550,974

Class C	(102,155)	(936,173)	(253,509)	(2,550,974)

Reacquired:
Class A	(1,838,063)	(16,824,616)	(2,140,304)	(21,477,180)

Class C	(256,797)	(2,362,499)	(210,930)	(2,131,973)

Class Y	(1,157,607)	(10,619,228)	(956,381)	(9,567,931)

Net increase in share activity	1,076,462	$9,971,915	3,675,227	$37,066,356

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19	Invesco New Jersey Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$938.60	$5.03	$1,020.01	$5.24	1.03%
Class C	1,000.00	934.60	8.19	1,016.74	8.54	1.68
Class Y	1,000.00	939.80	3.81	1,021.27	3.97	0.78
Class R6	1,000.00	939.20	3.57	1,021.53	3.72	0.73

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

20	Invesco New Jersey Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco New Jersey Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New Jersey Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund

21	Invesco New Jersey Municipal Fund

performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

22	Invesco New Jersey Municipal Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-RONJM-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco Pennsylvania Municipal Fund

Nasdaq:

A: OPATX ∎ C: OPACX ∎ Y: OPAYX ∎ R6: IORPX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
15	Financial Statements
18	Financial Highlights
19	Notes to Financial Statements
25	Fund Expenses
26	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-6.72%
Class C Shares	-7.05
Class Y Shares	-6.69
Class R6 Shares	-6.67
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index▼	-7.21

Source(s): ▼RIMES Technologies Corp.

The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index tracks the performance of investment-grade, Pennsylvania-issued US municipals with maturities equal to or greater than five years.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                    Invesco Pennsylvania Municipal Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges

Class A Shares
Inception (9/18/89)	5.14%
10 Years	3.07
5 Years	2.37
1 Year	-12.15

Class C Shares
Inception (8/29/95)	4.60%
10 Years	2.93
5 Years	2.59
1 Year	-9.67

Class Y Shares
Inception (11/29/10)	4.77%
10 Years	3.72
5 Years	3.50
1 Year	-8.09

Class R6 Shares
10 Years	3.60%
5 Years	3.43
1 Year	-7.96

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Pennsylvania Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund. The Fund was subsequently renamed the Invesco Pennsylvania Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                    Invesco Pennsylvania Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                    Invesco Pennsylvania Municipal Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–97.86%
Pennsylvania–83.89%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$1,750	$1,754,027

Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	14,320	15,486,666

Series 2018 C-77, GO Bonds	5.00%	11/01/2043	4,960	5,407,110

Series 2020 C-78, GO Bonds	4.00%	11/01/2049	1,080	1,032,153

Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	4.00%	01/01/2056	6,500	5,834,778

Allegheny (County of), PA Higher Education Building Authority; Series 2012 A, RB	5.00%	09/01/2035	2,000	2,000,000

Allegheny (County of), PA Higher Education Building Authority (Chatham University);
Series 2022, Ref. RB	5.25%	09/01/2034	535	541,542

Series 2022, Ref. RB	5.25%	09/01/2035	540	544,370

Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - ACA)(a)	6.00%	05/01/2028	140	149,062

Series 2017, RB	5.00%	10/15/2037	615	617,759

Series 2017, RB	5.00%	10/15/2047	1,500	1,431,291

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,615	16,055,977

Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(c)	2.68%	02/01/2037	625	623,379

Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,019,218

Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,500	1,528,398

Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 04/18/2006-08/16/2018; Cost $6,213,959)(d)	5.60%	07/01/2023	6,362	5,725,894

Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,130	1,132,113

Allegheny (County of), PA Sanitary Authority; Series 2015, RB(e)	5.00%	12/01/2045	2,120	2,218,746

Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	2,000	2,081,958

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(f)	5.00%	05/01/2042	615	628,172

Series 2018, RB(f)	5.38%	05/01/2042	4,000	4,126,550

Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,335,936

Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,339,903

Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,153,321

Series 2017 A, Ref. RB	5.00%	05/15/2042	500	508,338

Series 2017 A, Ref. RB	5.00%	05/15/2047	600	606,465

Series 2017 C, RB	5.00%	05/15/2047	475	480,118

Series 2017, RB	5.00%	05/15/2042	600	611,275

Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	8,480	6,363,718

Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	796,953

Bethlehem (City of), PA;
Series 2014, Ref. RB(g)(h)	5.00%	11/15/2022	425	427,335

Series 2014, Ref. RB(g)(h)	5.00%	11/15/2022	425	427,335

Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,187,174

Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	282,041

Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center); Series 2016 A, Ref. RB(g)(h)	5.00%	11/15/2025	500	539,373

Cheltenham (Township of), PA;
Series 2018, GO Bonds(g)(h)	4.00%	07/01/2023	170	172,177

Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,661,331

Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2052	2,000	2,074,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                    Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	$175	$152,288

Series 2019, Ref. RB	4.00%	12/01/2039	305	251,156

Series 2019, Ref. RB	5.00%	12/01/2051	8,000	7,280,578

Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	770,546

Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	702,047

Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	5,530	6,015,296

Series 2019, RB	4.00%	12/01/2049	3,000	2,843,308

Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	2,215	2,270,021

Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	2,750	2,592,275

Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,001,814

Series 2013, RB	5.00%	08/01/2045	750	737,885

Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	1,000	1,003,273

Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,388,343

Series 2014 A, RB	5.00%	07/01/2045	1,000	1,026,885

Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,270,434

Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,528,871

Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,623,007

Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	300	174,661

Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2038	2,700	1,264,982

Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2033	500	311,444

Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	980	570,559

Series 2020 C, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2033	640	398,649

Commonwealth Financing Authority;
Series 2018, RB(e)(j)	5.00%	06/01/2034	2,500	2,702,700

Series 2018, RB(e)(j)	5.00%	06/01/2035	500	539,060

Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(g)(h)	5.00%	01/01/2025	125	132,407

Series 2015, Ref. RB(g)(h)	5.00%	01/01/2025	515	545,517

Series 2015, Ref. RB	5.00%	01/01/2038	630	643,430

Cumberland (County of), PA Municipal Authority (Messiah Village);
Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,578,249

Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,215,236

Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	1,865,061

Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,050	1,034,087

Series 2019, Ref. RB	5.00%	05/01/2048	4,000	3,804,033

Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	528,588

Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,225	5,225,115

Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	410	415,846

Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,393,199

Delaware (County of), PA Authority (Mercy Health Corp.); Series 1993 A, RB(g)(h)	5.38%	11/15/2023	25	25,892

Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,449,585

Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,329,191

Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	222,905

Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(f)	5.13%	06/01/2046	2,080	2,089,326

Delaware River Port Authority; Series 2013, RB	5.00%	01/01/2040	2,510	2,540,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                    Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	$540	$544,478

Series 2012, Ref. RB	5.00%	01/01/2027	535	539,242

Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,200,037

Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	250	192,330

DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	650	667,412

East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB(g)(h)	5.00%	07/01/2023	1,750	1,785,679

Series 2013, RB(g)(h)	5.00%	07/01/2023	1,000	1,020,388

Series 2014, RB(g)(h)	5.00%	07/01/2024	250	261,066

Series 2015, RB(g)(h)	5.00%	07/01/2025	1,060	1,132,690

Series 2015, RB(g)(h)	5.00%	07/01/2025	820	876,232

East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	662,265

Series 2016, Ref. RB	5.00%	12/01/2039	370	383,241

Erie (City & County of), PA Water Authority;
Series 2014, Ref. RB(g)(h)	5.00%	12/01/2024	5,000	5,286,037

Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	1,280	1,395,273

Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	200	189,912

Series 2021, RB	4.00%	05/01/2041	730	675,103

Series 2021, RB	5.00%	05/01/2047	330	337,604

Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	7,879,601

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	442,037

Series 2018, Ref. RB	5.00%	12/01/2053	700	626,020

Series 2019, RB	5.00%	12/01/2039	755	714,028

Series 2019, RB	5.00%	12/01/2054	3,000	2,675,332

Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	1,947,559

Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	16,655	17,205,148

Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,611,520

Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,800	1,464,994

Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	5.00%	12/01/2044	1,850	1,953,752

Series 2019, RB	5.00%	12/01/2049	2,755	2,897,610

Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,123,880

Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	626,100

Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	216,899

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	1,550	1,624,883

Lancaster School District;
Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2034	900	933,208

Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2036	1,275	1,302,206

Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	397,402

Series 2021, Ref. RB	4.00%	03/01/2051	485	385,439

Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	1,000	1,048,461

Series 2019, Ref. RB	4.00%	07/01/2049	2,500	2,286,258

Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,158	5,088,498

Series 2014 B, RB(k)	7.50%	02/01/2044	3,735	1,958,711

Series 2014 C, RB(l)	0.00%	02/01/2044	3,238	16,967

Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	3,750	3,243,549

Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social);
Series 2022 A, RB	5.00%	01/01/2042	930	958,488

Series 2022 A, RB	4.50%	01/01/2045	800	759,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                    Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Mckeesport Area School District; Series 2021 A, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2035	$5,505	$5,661,992

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	394,899

Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	774,734

Series 2017, Ref. RB	5.00%	12/01/2047	1,000	1,019,791

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	4,270	4,432,752

Series 2019, Ref. RB	4.00%	09/01/2049	4,000	3,741,080

Series 2022 B, Ref. RB	4.00%	05/01/2052	3,755	3,453,297

Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	12,575	13,090,871

Series 2020 C, RB	4.00%	11/15/2043	350	322,626

Series 2020 C, RB	5.00%	11/15/2045	675	710,188

Montgomery (County of), PA Industrial Development Authority (Germantown Academy);
Series 2021, Ref. RB	4.00%	10/01/2046	1,190	1,021,313

Series 2021, Ref. RB	4.00%	10/01/2051	1,430	1,197,966

Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	3,250	2,937,390

Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,047,827

Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	6,135	6,550,282

Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,302,239

Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	341,011

Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	7,547,992

Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(d)(m)(n)	5.00%	12/31/2023	14,827	2,668,790

Series 2013, RB(m)(n)	5.00%	12/31/2023	6,004	1,080,820

Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	920	919,975

Series 2019, Ref. RB	5.00%	11/01/2039	500	491,486

Series 2019, Ref. RB	5.00%	11/01/2044	950	913,025

Series 2019, Ref. RB	5.00%	11/01/2049	1,050	990,437

Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	1,000,706

Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,323,424

Pennsylvania (Commonwealth of);
First Series 2001, GO Bonds	4.00%	05/15/2033	3,250	3,437,069

First Series 2014, GO Bonds(e)	5.00%	06/15/2034	3,000	3,088,819

First Series 2016, GO Bonds	5.00%	02/01/2029	9,230	9,852,192

First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,775,353

Series 2018 A, Ref. COP	4.00%	07/01/2046	540	504,268

Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	590	634,245

Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2013 C, RB (INS - AGM)(a)(i)	0.00%	01/01/2044	775	258,392

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(b)	5.00%	11/01/2041	1,200	1,201,038

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	920	947,708

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(f)	3.25%	08/01/2039	1,250	1,004,699

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	638,158

Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	775	799,947

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                    Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	$460	$471,363

Series 2015, RB(b)	5.00%	06/30/2042	8,500	8,661,663

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	700	648,270

Series 2021, Ref. RB	4.00%	07/01/2046	2,000	1,789,904

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,374,624

Series 2021 A, Ref. RB	4.00%	10/15/2051	2,750	2,510,081

Series 2022 A, Ref. RB	4.00%	02/15/2052	1,500	1,366,117

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB(g)(h)	5.00%	11/01/2022	1,070	1,074,570

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Holy Family University); Series 2013 A, RB(g)(h)	6.25%	09/01/2033	320	331,778

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,113,609

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Shippensburg University Services, Inc. Student Housing at Shippensburg University of Pennsylvania); Series 2012, RB(g)(h)	5.00%	10/01/2022	1,400	1,403,066

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,099,351

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(e)	5.00%	08/15/2046	2,200	2,356,409

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,137,082

Series 2019, RB	4.00%	08/15/2044	10,000	9,581,524

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,014,161

Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,014,457

Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School);
Series 2016 A, Ref. RB(g)(h)	5.00%	12/01/2026	145	159,526

Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2030	910	979,085

Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	4,061,113

Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	8,795	9,422,852

Series 2016, Ref. RB(g)(h)	5.00%	12/01/2026	5	5,522

Series 2016, Ref. RB	5.00%	06/01/2036	4,795	5,096,132

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,245,736

Series 2009 E, RB	6.38%	12/01/2038	11,435	13,126,649

Series 2009 E, RB (INS - AGM)(a)	6.38%	12/01/2038	2,500	2,895,951

Series 2014 A-1, RB	5.00%	12/01/2032	2,000	2,082,872

Series 2015 B, RB	5.00%	12/01/2030	500	535,479

Series 2015 B, RB	5.00%	12/01/2031	1,000	1,068,269

Series 2017 A, RB	5.50%	12/01/2042	5,000	5,291,498

Series 2017 A-1, RB	5.00%	12/01/2035	1,050	1,138,231

Series 2017 B-1, RB	5.25%	06/01/2047	1,000	1,048,532

Series 2018 A-2, RB	5.00%	12/01/2043	535	567,396

Series 2018 A-2, RB	5.00%	12/01/2048	6,000	6,344,456

Series 2018 B, RB	5.25%	12/01/2048	630	672,653

Series 2019 A, RB	5.00%	12/01/2044	1,000	1,062,560

Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	3,800	3,714,628

Series 2019 A, RB	5.00%	12/01/2049	9,660	10,204,306

Series 2021 A, RB	4.00%	12/01/2050	8,500	7,782,527

Series 2021 B, RB	4.00%	12/01/2046	3,000	2,793,816

Pennsylvania Higher Education Assistance Agency;
Series 2021 A, RB(b)	5.00%	06/01/2030	260	281,831

Series 2021 A, RB(b)	2.63%	06/01/2042	2,075	1,717,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                    Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania State University (The);
Series 2016 A, RB	5.00%	09/01/2041	$1,430	$1,540,574

Series 2017 A, RB	5.00%	09/01/2047	2,500	2,685,663

Series 2019 A, RB	5.00%	09/01/2044	1,330	1,450,608

Philadelphia (City of), PA;
Eighth Series 2009 D, Ref. VRD RB (LOC - TD Bank N.A.)(o)(p)	1.46%	08/01/2031	10,150	10,150,000

Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,732,228

Series 2017 A, RB	5.00%	10/01/2052	1,895	2,021,365

Series 2017 A, RB(e)(j)	5.25%	10/01/2052	2,070	2,231,894

Series 2017 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2035	3,500	3,783,705

Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	748,454

Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	19,700	20,102,774

Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,060,451

Series 2018 A, RB	5.00%	10/01/2053	7,000	7,493,918

Series 2019 B, GO Bonds	5.00%	02/01/2039	300	323,860

Series 2019 B, RB	5.00%	11/01/2049	4,635	4,988,976

Series 2019 B, RB	5.00%	11/01/2054	11,030	11,786,240

Series 2020 A, RB	5.00%	11/01/2045	1,250	1,353,576

Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	3,725	3,406,913

Series 2021 A, GO Bonds	5.00%	05/01/2034	1,420	1,579,408

Series 2021 A, GO Bonds	4.00%	05/01/2042	1,500	1,436,795

Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	07/01/2038	1,000	961,133

Philadelphia (City of), PA Authority for Industrial Development (Architecture & Design Charter High School); Series 2013, RB(g)(h)	6.13%	03/15/2023	3,085	3,146,216

Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2014 A, RB(e)(g)	5.00%	07/01/2024	1,500	1,569,143

Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	887,594

Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	928,767

Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	350	345,479

Series 2019, RB	5.00%	06/15/2050	350	345,316

Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	1,730	1,731,333

Series 2010 A, IDR	5.63%	06/15/2042	4,000	4,001,538

Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	634,720

Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,525,856

Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,414	2,464,264

Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,640	1,562,634

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2020 A, Ref. RB	4.00%	11/01/2045	1,900	1,685,699

Philadelphia (City of), PA Authority for Industrial Development (Tacony Academy Charter School);
Series 2013 A-1, RB	6.75%	06/15/2033	2,000	2,053,451

Series 2013 A-1, RB	7.00%	06/15/2043	3,090	3,169,752

Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	547,947

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	13,365	13,792,036

Philadelphia (City of), PA Authority for Industrial Development (University of the Arts); Series 2017, Ref. RB(f)	5.00%	03/15/2045	540	513,364

Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	1,000	961,074

Series 2017, RB	5.00%	12/01/2058	4,165	4,317,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                    Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	$1,000	$899,846

Series 2017, Ref. RB	5.00%	07/01/2049	500	433,088

Philadelphia (City of), PA Authorityfor Industrial Development (New Foundations Charter School); Series 2012, RB(g)(h)	6.63%	12/15/2022	750	759,109

Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,052,234

Philadelphia (City of), PA Housing Authority;
Series 2017, RB	5.00%	05/01/2039	1,300	1,387,459

Series 2017, RB	5.00%	05/01/2042	2,415	2,566,071

Series 2017, RB	5.00%	05/01/2047	3,335	3,496,754

Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,062

Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(a)	5.00%	06/01/2025	535	568,161

Series 2016 F, Ref. GO Bonds	5.00%	09/01/2028	10,000	10,777,161

Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	10,000	10,741,986

Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,063,728

Series 2019 A, GO Bonds	4.00%	09/01/2037	2,250	2,267,671

Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,052,017

Series 2021 A, GO Bonds	4.00%	09/01/2046	2,000	1,886,844

Pittsburgh (City of), PA;
Series 2021, GO Bonds	4.00%	09/01/2040	500	499,168

Series 2021, GO Bonds	4.00%	09/01/2041	600	595,141

Series 2022, GO Bonds	5.00%	09/01/2042	800	876,513

Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,480	2,482,406

Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	500	510,346

Series 2019 A, RB (INS - AGM)(a)	5.00%	09/01/2044	1,200	1,315,834

Series 2019 B, Ref. RB (INS - AGM)(a)	4.00%	09/01/2034	1,600	1,664,180

Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2045	1,000	962,329

Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2050	4,350	4,114,331

Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,161,505

Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2037	1,500	1,613,648

Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2038	1,500	1,610,852

Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	890,805

Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	813,022

Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,054,307

Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	750	788,368

Susquehanna Area Regional Airport Authority;
Series 2012 A, RB(b)	5.00%	01/01/2027	1,185	1,189,012

Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,385,350

Swarthmore (Borough of), PA Authority (Swarthmore College); Series 2021 B, Ref. RB	4.00%	09/15/2041	3,000	3,007,984

Trinity Area School District; Series 2021, GO Bonds (INS - AGM)(a)	4.00%	11/01/2051	1,485	1,352,989

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	500	506,633

Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,286,011

Westmoreland (County of), PA Municipal Authority; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/15/2038	2,000	2,123,456

Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	2,811,902

Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,291,619

				670,135,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                    Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–12.50%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	$15	$15,381

Series 2002, RB	5.50%	05/15/2039	17,000	17,265,615

Series 2005 A, RB(i)	0.00%	05/15/2050	53,320	9,096,856

Series 2008 A, RB(i)	0.00%	05/15/2057	415,530	25,637,327

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2024	434	401,134

Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	2,000	1,138,194

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	725	735,811

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	1,446	1,492,014

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,520,240

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,517,875

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,501,729

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,216,285

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,167	1,072,785

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,001	897,342

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,362	1,189,023

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,202,443

Series 2022, RB	0.00%	11/01/2051	198	98,002

Series 2022, RB	0.00%	11/01/2051	220	212,346

Subseries 2022, RN	0.00%	11/01/2043	7,141	3,686,326

Subseries 2022, RN	0.00%	11/01/2051	197	89,990

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	740	765,387

Series 2022 A, Ref. RB(f)	5.00%	07/01/2033	2,000	2,070,479

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (Acquired 05/07/2013-05/09/2013; Cost $6,000,000) (INS - NATL)(a)(d)	5.00%	07/01/2025	6,000	6,015,074

Series 2007 TT, RB (Acquired 02/04/2014; Cost $877,250)(d)(l)	5.00%	07/01/2032	1,450	1,178,125

Series 2010 XX, RB (Acquired 10/04/2013-06/17/2014; Cost $1,475,346)(d)(l)	5.25%	07/01/2040	2,445	1,986,563

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(l)	5.00%	07/01/2038	10	3,025

Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2032	965	972,077

Series 2003 AA-2, Ref. RB(l)	5.30%	12/31/2049	1,000	912,500

Series 2003 H, Ref. RB(l)	5.00%	12/31/2049	325	98,313

Puerto Rico (Commonwelath of) Electric Power Authority; Series 2010 AAA, RB (Acquired 04/23/2010; Cost $1,460,823)(d)(l)	5.25%	07/01/2024	1,435	1,165,938

Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011; Cost $5,725,000)(d)(l)	5.50%	08/01/2031	5,725	214,693

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2046	3,912	1,120,371

Series 2018 A-1, RB(i)	0.00%	07/01/2051	6,242	1,331,225

Series 2018 A-1, RB	5.00%	07/01/2058	5,537	5,371,481

Series 2019 A-2, RB	4.54%	07/01/2053	91	83,989

Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,137,084

Series 2019 A-2B, RB	4.55%	07/01/2040	1,063	1,062,993

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,154,831

Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,267,784

				99,898,650

Virgin Islands–1.00%
Tobacco Settlement Financing Corp.;
Series 2001, RB	5.00%	05/15/2031	340	340,455

Series 2006, RB(i)	0.00%	05/15/2035	4,150	1,646,827

Series 2006, RB(i)	0.00%	05/15/2035	2,195	938,711

Series 2006, RB(i)	0.00%	05/15/2035	7,000	2,705,827

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2014 C, Ref. RB(f)	5.00%	10/01/2039	2,500	2,352,222

				7,984,042

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                    Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–0.29%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(g)(h)	5.00%	10/01/2022	$420	$420,851

Series 2012 A, Ref. RB(g)(h)	5.00%	10/01/2022	520	521,053

Series 2012 A, Ref. RB(g)(h)	5.00%	10/01/2022	185	185,375

Series 2012 A, Ref. RB(g)(h)	5.00%	10/01/2022	235	235,476

Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	285	293,552

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	645	647,332

				2,303,639

Northern Mariana Islands–0.18%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(f)	5.00%	10/01/2022	125	124,895

Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(b)	6.25%	03/15/2028	765	740,813

Series 1998 A, RB(b)	6.60%	03/15/2028	580	564,205

				1,429,913

TOTAL INVESTMENTS IN SECURITIES(q)–97.86% (Cost $832,121,631)				781,751,497

FLOATING RATE NOTE OBLIGATIONS–(1.19)%
Notes with interest and fee rates ranging from 2.22% to 2.23% at 08/31/2022 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052 (See Note 1K)(r)				(9,510,000)

OTHER ASSETS LESS LIABILITIES–3.33%				26,611,704

NET ASSETS–100.00%				$798,853,201

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                    Invesco Pennsylvania Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(d)	Restricted security. The aggregate value of these securities at August 31, 2022 was $18,955,077, which represented 2.37% of the Fund’s Net Assets.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $12,909,707, which represented 1.62% of the Fund’s Net Assets.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Zero coupon bond issued at a discount.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $5,576,124, which represented less than 1% of the Fund’s Net Assets.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.03%

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Fund’s investments with a value of $14,706,772 are held by TOB Trusts and serve as collateral for the $9,510,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	79.09%

General Obligation Bonds	16.74

Pre-Refunded Bonds	2.87

Other	1.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                    Invesco Pennsylvania Municipal Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $832,121,631)	$781,751,497

Cash	20,644,588

Receivable for:
Investments sold	30,000

Fund shares sold	230,625

Interest	9,407,835

Investment for trustee deferred compensation and retirement plans	92,196

Other assets	154,168

Total assets	812,310,909

Liabilities:
Floating rate note obligations	9,510,000

Payable for:
Investments purchased	1,713,204

Dividends	822,399

Fund shares reacquired	875,497

Accrued fees to affiliates	333,970

Accrued interest expense	9,874

Accrued trustees’ and officers’ fees and benefits	33,207

Accrued other operating expenses	59,831

Trustee deferred compensation and retirement plans	99,726

Total liabilities	13,457,708

Net assets applicable to shares outstanding	$798,853,201

Net assets consist of:
Shares of beneficial interest	$966,317,891

Distributable earnings (loss)	(167,464,690)

$798,853,201

Net Assets:
Class A	$599,105,844

Class C	$69,536,037

Class Y	$128,983,594

Class R6	$1,227,726

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	57,740,750

Class C	6,717,901

Class Y	12,421,775

Class R6	118,370

Class A:
Net asset value per share	$10.38

Maximum offering price per share (Net asset value of $10.38 ÷ 95.75%)	$10.84

Class C:
Net asset value and offering price per share	$10.35

Class Y:
Net asset value and offering price per share	$10.38

Class R6:
Net asset value and offering price per share	$10.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                    Invesco Pennsylvania Municipal Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$17,503,581

Expenses:
Advisory fees	1,898,074

Administrative services fees	59,726

Custodian fees	2,968

Distribution fees:
Class A	766,400

Class C	309,731

Interest, facilities and maintenance fees	242,037

Transfer agent fees – A, C and Y	303,476

Transfer agent fees – R6	96

Trustees’ and officers’ fees and benefits	10,513

Registration and filing fees	27,110

Reports to shareholders	12,966

Professional services fees	47,539

Other	9,249

Total expenses	3,689,885

Less: Expense offset arrangement(s)	(483)

Net expenses	3,689,402

Net investment income	13,814,179

Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(250,398))	1,219,613

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(74,771,023)

Net realized and unrealized gain (loss)	(73,551,410)

Net increase (decrease) in net assets resulting from operations	$(59,737,231)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                    Invesco Pennsylvania Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31,	February 28,
	2022	2022

Operations:
Net investment income	$13,814,179	$25,258,827

Net realized gain (loss)	1,219,613	(2,370,883)

Change in net unrealized appreciation (depreciation)	(74,771,023)	(9,805,889)

Net increase (decrease) in net assets resulting from operations	(59,737,231)	13,082,055

Distributions to shareholders from distributable earnings:
Class A	(9,535,203)	(20,788,556)

Class C	(904,310)	(2,045,019)

Class Y	(2,119,245)	(4,132,230)

Class R6	(19,500)	(31,758)

Total distributions from distributable earnings	(12,578,258)	(26,997,563)

Share transactions–net:
Class A	(17,578,625)	6,549,547

Class C	(8,170,465)	2,050,384

Class Y	4,691,037	24,843,566

Class R6	257,221	236,098

Net increase (decrease) in net assets resulting from share transactions	(20,800,832)	33,679,595

Net increase (decrease) in net assets	(93,116,321)	19,764,087

Net assets:
Beginning of period	891,969,522	872,205,435

End of period	$798,853,201	$891,969,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                    Invesco Pennsylvania Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/22	$11.30	$0.18	$(0.94)	$(0.76)	$(0.16)	$10.38	(6.72	)%(d)	$599,106	0.87	%(d)(e)	0.87	%(d)(e)	0.81	%(d)(e)	3.33	%(d)(e)	9%
Year ended 02/28/22	11.47	0.33	(0.15)	0.18	(0.35)	11.30	1.53	(d)	671,015	0.87	(d)	0.87	(d)	0.82	(d)	2.82	(d)	8
Year ended 02/28/21	11.68	0.37	(0.21)	0.16	(0.37)	11.47	1.48	(d)	674,756	0.92	(d)	0.92	(d)	0.84	(d)	3.27	(d)	14
Seven months ended 02/29/20	11.19	0.23	0.47	0.70	(0.21)	11.68	6.36		534,700	0.88	(e)	1.03	(e)	0.88	(e)	3.54	(e)	6
Year ended 07/31/19	10.40	0.46	0.69	1.15	(0.36)	11.19	11.32		498,743	0.91		1.19		0.91		4.30		21
Year ended 07/31/18	10.44	0.41	(0.03)	0.38	(0.42)	10.40	3.84		423,210	0.97		1.18		0.97		4.09		13
Year ended 07/31/17	10.67	0.47	(0.16)	0.31	(0.54)	10.44	2.96		500,340	0.83		1.00		0.83		4.50		20
Class C
Six months ended 08/31/22	11.27	0.15	(0.94)	(0.79)	(0.13)	10.35	(7.05	)(f)	69,536	1.44	(e)(f)	1.44	(e)(f)	1.39	(e)(f)	2.76	(e)(f)	9
Year ended 02/28/22	11.43	0.25	(0.14)	0.11	(0.27)	11.27	0.96		84,383	1.53		1.53		1.48		2.16		8
Year ended 02/28/21	11.65	0.30	(0.22)	0.08	(0.30)	11.43	0.76	(f)	83,646	1.53	(f)	1.53	(f)	1.45	(f)	2.66	(f)	14
Seven months ended 02/29/20	11.15	0.19	0.48	0.67	(0.17)	11.65	6.07		110,395	1.54	(e)	1.69	(e)	1.54	(e)	2.88	(e)	6
Year ended 07/31/19	10.37	0.39	0.68	1.07	(0.29)	11.15	10.52		110,166	1.57		1.85		1.57		3.64		21
Year ended 07/31/18	10.42	0.34	(0.04)	0.30	(0.35)	10.37	3.07		161,664	1.62		1.83		1.62		3.43		13
Year ended 07/31/17	10.64	0.40	(0.15)	0.25	(0.47)	10.42	2.23		199,497	1.56		1.73		1.56		3.79		20
Class Y
Six months ended 08/31/22	11.31	0.19	(0.94)	(0.75)	(0.18)	10.38	(6.69)		128,984	0.63	(e)	0.63	(e)	0.57	(e)	3.57	(e)	9
Year ended 02/28/22	11.47	0.36	(0.14)	0.22	(0.38)	11.31	1.87		135,503	0.63		0.63		0.58		3.06		8
Year ended 02/28/21	11.69	0.40	(0.22)	0.18	(0.40)	11.47	1.64		112,953	0.68		0.68		0.60		3.51		14
Seven months ended 02/29/20	11.19	0.25	0.48	0.73	(0.23)	11.69	6.60		84,030	0.64	(e)	0.79	(e)	0.64	(e)	3.78	(e)	6
Year ended 07/31/19	10.40	0.49	0.69	1.18	(0.39)	11.19	11.58		71,769	0.67		0.95		0.67		4.54		21
Year ended 07/31/18	10.45	0.44	(0.05)	0.39	(0.44)	10.40	3.98		49,843	0.72		0.93		0.72		4.33		13
Year ended 07/31/17	10.68	0.47	(0.14)	0.33	(0.56)	10.45	3.14		54,584	0.65		0.82		0.65		4.53		20
Class R6
Six months ended 08/31/22	11.29	0.19	(0.93)	(0.74)	(0.18)	10.37	(6.58)		1,228	0.57	(e)	0.57	(e)	0.51	(e)	3.63	(e)	9
Year ended 02/28/22	11.46	0.36	(0.14)	0.22	(0.39)	11.29	1.86		1,068	0.55		0.55		0.50		3.14		8
Year ended 02/28/21	11.68	0.40	(0.21)	0.19	(0.41)	11.46	1.70		850	0.61		0.61		0.53		3.58		14
Seven months ended 02/29/20	11.18	0.25	0.48	0.73	(0.23)	11.68	6.63		732	0.62	(e)	0.77	(e)	0.62	(e)	3.83	(e)	6
Period ended 07/31/19(g)	11.05	0.10	0.10	0.20	(0.07)	11.18	1.86		10	0.62	(e)	0.90	(e)	0.62	(e)	4.59	(e)	21

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $134,448,765 in connection with the acquisition of Invesco Pennsylvania Tax Free Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2022 and the years ended February 28, 2022 and 2021.

(e)	Annualized.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.82% and 0.85% for the six months ended August 31, 2022 and for the year ended February 28, 2021, respectively.

(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                    Invesco Pennsylvania Municipal Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Pennsylvania Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and not representative of market value in Invesco Advisers, Inc.’s (the “Adviser” or “Invesco”) judgment (“unreliable”) are fair valued by the Adviser in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

19                    Invesco Pennsylvania Municipal Fund

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk.

20                    Invesco Pennsylvania Municipal Fund

The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

M.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

During the period, the Fund experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $500 million	0.510%

Next $250 million	0.410%

Next $250 million	0.400%

Next $1 billion	0.380%

Next $3 billion	0.345%

Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.46%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services

21                    Invesco Pennsylvania Municipal Fund

to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $16,147 in front-end sales commissions from the sale of Class A shares and $140 and $10,875 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$778,001,887	$3,749,610	$781,751,497

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2022, the Fund engaged in securities purchases of $8,226,440 and securities sales of $1,512,652, which resulted in net realized gains (losses) of $(250,398).

22                    Invesco Pennsylvania Municipal Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $483.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2022, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $9,505,000 and 1.46%, respectively.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$10,874,522	$120,781,639	$131,656,161

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $72,857,138 and $66,370,909, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$14,045,596

Aggregate unrealized (depreciation) of investments	(62,949,371)

Net unrealized appreciation (depreciation) of investments	$(48,903,775)

Cost of investments for tax purposes is $830,655,272.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	2,218,930	$23,632,763	5,420,549	$62,844,073

Class C	310,236	3,296,281	1,747,755	20,212,251

Class Y	2,691,832	28,647,581	3,367,055	39,027,180

Class R6	23,297	252,260	20,574	238,082

23                    Invesco Pennsylvania Municipal Fund

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2022(a)		February 28, 2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	542,084	$5,752,856	1,079,381	$12,483,446

Class C	57,321	606,705	116,407	1,342,651

Class Y	116,686	1,239,014	208,009	2,407,001

Class R6	468	4,961	608	7,018

Automatic conversion of Class C shares to Class A shares:
Class A	324,278	3,432,016	836,207	9,686,810

Class C	(325,186)	(3,432,016)	(838,510)	(9,686,810)

Reacquired:
Class A	(4,739,390)	(50,396,260)	(6,788,621)	(78,464,782)

Class C	(814,268)	(8,641,435)	(851,095)	(9,817,708)

Class Y	(2,372,029)	(25,195,558)	(1,433,517)	(16,590,615)

Class R6	-	-	(773)	(9,002)

Net increase (decrease) in share activity	(1,965,741)	$(20,800,832)	2,884,029	$33,679,595

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24                    Invesco Pennsylvania Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$932.80	$4.24	$1,020.82	$4.43	0.87%
Class C	1,000.00	929.50	7.00	1,017.95	7.32	1.44
Class Y	1,000.00	933.10	3.07	1,022.03	3.21	0.63
Class R6	1,000.00	933.30	2.78	1,022.33	2.91	0.57

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

25                    Invesco Pennsylvania Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Pennsylvania Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed

26                    Invesco Pennsylvania Municipal Fund

more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were ranked fourth and fifth quintile, respectively, of its expense group and discussed with management reasons for such relative actual management fees and total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

27                    Invesco Pennsylvania Municipal Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROPAM-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco Rochester® AMT-Free New York Municipal Fund

Nasdaq:

A: OPNYX ∎ C: ONYCX ∎ Y: ONYYX ∎ R6: IORNX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

15	Financial Statements

18	Financial Highlights

19	Notes to Financial Statements

24	Fund Expenses

25	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.33%
Class C Shares	-8.77
Class Y Shares	-8.29
Class R6 Shares	-8.25
S&P Municipal Bond New York 5+ Year Investment Grade Index▼	-7.35

Source(s): ▼RIMES Technologies Corp.

The S&P Municipal Bond New York 5+ Year Investment Grade Index seeks to measure the performance of investment-grade, New York-issued US municipals with maturities equal to or greater then five years.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rochester® AMT-Free New York Municipal Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges

Class A Shares
Inception (8/16/84)	5.80%
10 Years	2.18
5 Years	0.68
1 Year	-15.08

Class C Shares
Inception (8/29/95)	4.20%
10 Years	1.99
5 Years	0.76
1 Year	-12.96

Class Y Shares
Inception (1/31/11)	4.78%
10 Years	2.86
5 Years	1.79
1 Year	-11.19

Class R6 Shares
10 Years	2.73%
5 Years	1.77
1 Year	-11.13

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester AMT-Free New York Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund. The Fund was subsequently renamed the Invesco Rochester® AMT-Free New York Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rochester® AMT-Free New York Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rochester® AMT-Free New York Municipal Fund

Schedule of Investments

August 31, 2022

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–104.11%
New York–96.73%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$3,105	$2,803,617

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	200	210,504

Series 2016 A, Ref. RB	5.00%	05/01/2032	200	207,502

Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	578,322

Brookhaven (Town of), NY Industrial Development Agency (Dowling College Civic Facility); Series 2002, RB(a)(b)	6.75%	11/01/2032	8,755	88

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	215	224,615

Series 2020 B, RB	4.00%	11/01/2055	1,250	1,096,057

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	4,049,832

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2036	640	571,299

Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	166,095

Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB	5.25%	04/01/2035	4,555	4,563,584

Series 2018, Ref. RB(c)	5.00%	10/01/2038	1,200	1,190,787

Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	424,115

Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,157,551

Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	150,537

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	181,095

Series 2017, Ref. RB	5.00%	08/01/2036	290	304,851

Series 2017, Ref. RB	5.00%	08/01/2047	600	614,861

Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	193,556

Series 2019, RB(c)	5.75%	02/01/2049	230	233,611

Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	660,220

Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.25%	07/01/2023	250	247,964

Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,397,210

Series 2013 A-1, RB	5.75%	07/01/2033	790	713,022

Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2052	3,100	3,177,670

Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,095

Series 2007, GO Bonds	5.00%	12/15/2028	30	30,104

Series 2007, GO Bonds	5.00%	12/15/2029	30	30,095

Series 2007, GO Bonds	5.00%	12/15/2030	30	30,089

Series 2007, GO Bonds	5.00%	12/15/2031	35	35,098

Series 2007, GO Bonds	5.00%	12/15/2032	35	35,096

Series 2007, GO Bonds	5.00%	12/15/2033	35	35,093

Series 2007, GO Bonds	5.00%	12/15/2034	40	40,108

Series 2007, GO Bonds	5.00%	12/15/2035	40	40,110

Series 2007, GO Bonds	5.00%	12/15/2036	45	45,124

Series 2007, GO Bonds	5.00%	12/15/2037	45	45,122

Series 2007, GO Bonds	5.00%	12/15/2038	50	50,133

Series 2007, GO Bonds	5.00%	12/15/2039	50	50,130

Series 2007, GO Bonds	5.00%	12/15/2040	55	55,140

Series 2007, GO Bonds	5.00%	12/15/2041	55	55,135

Series 2007, GO Bonds	5.00%	12/15/2042	60	60,139

Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	102,470

Series 2014, RB	5.00%	05/01/2039	100	101,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
Deerfield (Town of), NY;
Series 2006, GO Bonds	5.50%	06/15/2023	$15	$ 15,064
Series 2006, GO Bonds	5.50%	06/15/2024	15	15,097
Series 2006, GO Bonds	5.50%	06/15/2025	20	20,092
Series 2006, GO Bonds	5.60%	06/15/2026	20	20,080
Series 2006, GO Bonds	5.60%	06/15/2027	20	20,074
Series 2006, GO Bonds	5.60%	06/15/2028	20	20,066
Series 2006, GO Bonds	5.60%	06/15/2029	25	25,078
Series 2006, GO Bonds	5.60%	06/15/2030	25	25,075
Series 2006, GO Bonds	5.60%	06/15/2031	25	25,076
Series 2006, GO Bonds	5.60%	06/15/2032	25	25,077
Series 2006, GO Bonds	5.60%	06/15/2033	30	30,089
Series 2006, GO Bonds	5.60%	06/15/2034	30	30,090
Series 2006, GO Bonds	5.60%	06/15/2035	30	30,089
Series 2006, GO Bonds	5.60%	06/15/2036	35	35,104
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 B, RB	5.00%	07/01/2046	12,200	12,385,596
Series 2019 B, Ref. RB	4.00%	07/01/2044	120	107,182
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	1,500	1,400,267
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	300	262,196
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	160	171,102
Series 2017, Ref. RB	5.00%	07/01/2036	160	170,187
Series 2017, Ref. RB	5.00%	07/01/2037	235	248,937
Series 2017, Ref. RB	5.00%	07/01/2042	500	523,700
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	75,002
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,999,948
Series 2005 D, RB(d)	0.00%	06/01/2055	74,000	4,103,344
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	1,750	1,799,711
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(d)	0.00%	01/01/2045	18,750	4,900,759
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB (Acquired 06/26/2018; Cost $965,000)(c)(e)	5.50%	07/01/2044	965	929,265
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	3,750,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,716,235
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	309,921
Series 2014, RB	5.00%	07/01/2034	300	306,944
Series 2014, RB	5.00%	07/01/2039	250	254,685
Series 2014, RB	5.00%	07/01/2044	200	203,004
Series 2017, Ref. RB	5.00%	07/01/2029	100	106,954
Series 2017, Ref. RB	5.00%	07/01/2030	80	85,189
Series 2017, Ref. RB	5.00%	07/01/2031	75	79,466
Series 2017, Ref. RB	5.00%	07/01/2032	135	142,417
Series 2017, Ref. RB	5.00%	07/01/2035	135	141,049
Series 2017, Ref. RB	5.00%	07/01/2036	110	114,768
Series 2017, Ref. RB	5.00%	07/01/2038	80	83,152
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB(f)	5.00%	02/15/2045	5,000	5,275,267
Series 2017-XF0551, Revenue Ctfs.(c)(f)	7.98%	02/15/2042	6,750	14,275,331
Series 2018, Revenue Ctfs.(f)	5.00%	02/15/2042	25,765	12,969,402
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	5,845	5,765,232
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,170	1,750,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	$1,185	$ 1,230,691
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	3,075,164
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,250	1,349,595
Series 2016 B, Ref. RB	5.00%	09/01/2041	1,680	1,803,344
Series 2016, Ref. RB	5.00%	09/01/2035	2,500	2,702,136
Series 2017, RB	5.00%	09/01/2042	4,000	4,308,563
Series 2018, RB	5.00%	09/01/2034	5,000	5,507,947
Series 2018, RB	5.00%	09/01/2039	1,000	1,088,646
Series 2021 A, Ref. RB	4.00%	09/01/2038	2,900	2,841,752
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB(g)(h)	5.00%	11/15/2022	350	351,685
Series 2012 H, RB(g)(h)	5.00%	11/15/2022	215	216,212
Series 2012 H, RB	5.00%	11/15/2033	185	185,915
Series 2014 B, RB	5.25%	11/15/2039	900	920,861
Series 2014 B, RB	5.00%	11/15/2044	2,000	2,028,625
Series 2016 B, Ref. RB	5.00%	11/15/2035	2,000	2,081,003
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	7,256,053
Series 2016 C-1, RB	5.25%	11/15/2056	2,000	2,062,675
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2051	4,105	3,894,527
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	15,475	15,924,219
Series 2017 A-1, RB	5.25%	11/15/2057	2,565	2,712,261
Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,673,838
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2028	350	360,721
Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2029	500	515,093
Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2038	150	153,824
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,454,577
Series 2017, RB	5.00%	12/01/2036	1,400	1,444,254
Series 2017, RB	5.00%	12/01/2046	3,200	3,253,483
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	1,000	856,133
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	3,000	2,559,943
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	125	125,247
Series 2011, RB	6.00%	06/01/2034	250	250,480
Series 2014 A, RB	5.00%	06/01/2029	100	102,859
Series 2014 A, RB	5.50%	06/01/2034	180	185,476
Series 2014 A, RB	5.00%	06/01/2044	285	289,475
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	7,000	6,537,688
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	770	673,885
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,312,883
Series 2020 B, RB	5.38%	07/01/2025	265	255,408
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,000	1,001,429
Series 2016 A, RB	5.00%	11/15/2056	17,000	17,307,013
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2040	1,060	1,144,264
Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2045	1,490	1,596,428
Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2049	2,235	2,389,327
Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	885	884,568
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/14/2014-10/16/2018; Cost $3,194,345)(e)	5.00%	01/01/2058	3,132	1,834,544
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,540,000)(c)(e)	9.00%	01/01/2041	1,540	1,353,324
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	230,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2031	$2,000	$ 2,002,522
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,929	2,909,950
Series 2006 D, RB(d)	0.00%	06/01/2060	60,000	3,284,580
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,196,173
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	362,439
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	584,078
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	464,364
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	205,071
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	229,210
New York & New Jersey (States of) Port Authority;
Two Hundred Fifth Series 2017, Ref. RB(f)	5.25%	11/15/2057	11,300	12,197,302
Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	6,000	6,348,391
New York (City of), NY;
Series 1997 C, GO Bonds(g)	5.50%	11/15/2037	15	15,039
Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	10,250	9,748,232
Series 2020 D-1, GO Bonds	5.00%	03/01/2038	1,400	1,518,058
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	2,600	2,525,778
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,894,315
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	1,500	1,419,029
Series 2021 F-1, GO Bonds	3.00%	03/01/2041	1,585	1,334,895
Series 2021 F-1, GO Bonds	5.00%	03/01/2044	5,000	5,373,516
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	5,000	4,790,459
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,567,798
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	95	87,383
Series 2005 E-2, RB	6.13%	11/01/2035	265	207,206
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,440	3,462,005
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	1,300	1,193,645
Series 2020, Ref. RB (INS - AGM)(i)	4.00%	03/01/2045	800	742,283
New York (City of), NY Municipal Water Finance Authority;
Series 2019 CC-1, RB	4.00%	06/15/2040	950	930,881
Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,001,313
Series 2020, Ref. RB	5.00%	06/15/2050	1,500	1,605,544
Series 2021 CC-1, RB	4.00%	06/15/2051	11,000	10,434,982
New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	1,395	1,462,533
Series 2017 C, Ref. RB	5.00%	11/01/2030	920	1,006,447
Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,599,084
Series 2018 S-1, RB	5.00%	07/15/2043	8,085	8,653,349
Series 2019 B-1, RB	4.00%	11/01/2042	10,000	9,620,835
Series 2019 B-1, RB	4.00%	11/01/2043	6,000	5,737,184
Series 2020 C-1, RB	4.00%	05/01/2036	300	300,243
Series 2020 C-1, RB	4.00%	05/01/2037	550	545,837
Series 2020 C-1, RB	4.00%	05/01/2038	600	589,573
Series 2020 C-1, RB	4.00%	05/01/2039	520	507,857
Series 2020, RB	4.00%	05/01/2044	10,000	9,530,287
Series 2021 E-1, RB	4.00%	02/01/2043	1,000	957,183
Series 2022 F-1, RB	5.00%	02/01/2044	2,500	2,717,695
Subseries 2019 S1B, RB	4.00%	07/15/2041	3,335	3,225,118
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	290	324,770
Series 2018 A, Ref. RB	5.00%	01/01/2034	300	333,712
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	439,297
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	328,342
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,097,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB(g)(h)	5.00%	08/01/2023	$1,000	$ 1,024,351
New York (State of) Dormitory Authority;
Series 2012, RB	5.00%	09/01/2025	3,200	3,200,000
Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	785	764,269
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,000	1,053,549
Series 2020 A, Ref. RB	4.00%	03/15/2046	935	888,290
Series 2022 A, Ref. RB	4.00%	03/15/2040	880	855,014
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	5,985	4,884,121
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,730	1,484,197
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,086,880
Series 2012 B, RB	5.00%	07/01/2032	125	125,097
Series 2012 B, RB	4.75%	07/01/2039	300	265,652
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(i)	5.25%	07/01/2027	6,425	6,758,598
Series 2007, RB (INS - NATL)(i)	5.25%	07/01/2028	3,765	3,968,151
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	100	103,538
Series 2016 A, Ref. RB	5.00%	07/01/2041	765	801,724
Series 2020, RB	4.00%	07/01/2050	2,000	1,813,415
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	480	486,761
Series 2020 A, Ref. RB	4.00%	09/01/2050	1,200	985,293
New York (State of) Dormitory Authority (New School (The));
Series 2015, Ref. RB(g)(h)	5.00%	07/01/2025	30	32,074
Series 2015, Ref. RB	5.00%	07/01/2040	370	378,288
Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	1,937,722
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	1,986,268
Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,309,754
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	611,393
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	6,784,125
Series 2022 A, Ref. RB	4.00%	07/01/2052	1,375	1,184,626
New York (State of) Dormitory Authority (New York University);
Series 2015 A, Ref. RB	5.00%	07/01/2045	1,110	1,161,916
Series 2016 A, RB	5.00%	07/01/2035	5,000	5,378,977
Series 2019 A, RB	5.00%	07/01/2042	740	804,901
Series 2019 A, RB	5.00%	07/01/2049	5,860	6,322,181
Series 2021 A, Ref. RB	3.00%	07/01/2041	1,215	984,448
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2028	645	670,877
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2029	600	620,858
Series 2017, Ref. RB(c)	5.00%	12/01/2030	400	412,029
Series 2017, Ref. RB(c)	5.00%	12/01/2032	300	306,258
Series 2017, Ref. RB(c)	5.00%	12/01/2033	300	304,926
Series 2017, Ref. RB(c)	5.00%	12/01/2035	300	302,949
Series 2017, Ref. RB(c)	5.00%	12/01/2036	200	201,426
Series 2017, Ref. RB(c)	5.00%	12/01/2037	200	201,171
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(j)	5.00%	11/01/2026	325	332,601
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	514,866
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	1,730	1,630,789
Series 2019 A, RB	5.00%	07/01/2049	800	843,807
New York (State of) Dormitory Authority (Rockefeller University);
Series 2020 A, Ref. RB	5.00%	07/01/2053	1,900	2,044,651
Series 2022 A, Ref. RB	4.00%	07/01/2042	4,500	4,244,871
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	3,120	3,350,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	$100	$ 103,545
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities); Series 2019 A, RB	4.00%	07/01/2049	850	785,727
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	3,030	2,224,188
Series 2017 A-2, RB(c)	5.38%	09/01/2050	4,800	3,574,276
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(c)(e)	5.38%	10/01/2042	1,425	1,151,245
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,641,376
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	7,050	6,495,626
New York (State of) Power Authority (Green Transmission);
Series 2022, RB (INS - AGM)(i)	4.00%	11/15/2047	2,650	2,553,025
Series 2022, RB (INS - AGM)(i)	4.00%	11/15/2052	5,000	4,759,113
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	207,978
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	370,546
Series 2018 L, Ref. RB	5.00%	01/01/2035	385	418,079
Series 2019 B, RB	4.00%	01/01/2050	10,000	9,275,960
Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,832,533
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	3,280	3,117,902
New York (State of) Utility Debt Securitization Authority;
Series 2017, RB	5.00%	12/15/2038	8,460	9,280,339
Series 2017, RB	5.00%	12/15/2040	15,000	16,378,404
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2045	500	478,614
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,011
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	695	694,913
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	690	703,965
Series 2001, RB	5.75%	06/01/2043	15	15,304
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	845	838,570
Series 2010 A, RB(c)	6.25%	06/01/2041	2,175	2,186,714
New York Counties Tobacco Trust V;
Series 2005 S-3, RB(d)	0.00%	06/01/2055	84,200	6,193,710
Series 2005 S4B, RB(c)(d)	0.00%	06/01/2060	155,400	5,533,390
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	10,600	10,937,877
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,230	2,311,147
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,085	2,249,139
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	1,103,150
New York Liberty Development Corp.; Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	3,845	2,774,354
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,580	17,431,250
Series 2007, RB	5.50%	10/01/2037	5,025	5,768,232
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,546,918
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2045	3,065	2,903,928
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2038	1,500	1,590,162
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	403,567
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(i)	4.00%	12/01/2038	180	180,874
Series 2019, Ref. RB (INS - AGM)(i)	4.00%	12/01/2049	580	552,860
Onondaga (County of), NY Industrial Development Agency (Salina Free Library); Series 2002 A, RB	5.50%	12/01/2022	55	55,113
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	292,397
Series 2017, Ref. RB	5.00%	05/01/2034	200	208,163
Series 2017, Ref. RB	5.00%	05/01/2037	250	258,806
Series 2017, Ref. RB	5.00%	05/01/2040	150	154,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2043	$4,405	$ 4,851,908
Series 2019, Ref. RB	4.00%	12/01/2047	1,150	1,080,606
Series 2019, Ref. RB	4.00%	12/01/2049	1,500	1,401,157
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,063,554
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,237,474
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	725	619,534
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	850	857,392
Series 2001, RB	5.75%	08/15/2043	3,160	3,187,546
Schenectady Metroplex Development Authority; Series 2014 A, RB (INS - AGM)(i)	5.50%	08/01/2033	1,000	1,027,742
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	225	226,741
Series 2012, RB	5.00%	07/01/2031	230	231,713
Series 2012, RB	5.00%	07/01/2032	815	820,877
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	260	243,081
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(c)	5.35%	11/01/2049	8,220	7,730,375
Series 2016 B-2, RB(c)	5.35%	11/01/2049	1,175	1,105,011
Series 2016 C-2, RB(c)	5.35%	11/01/2049	1,160	1,090,904
Series 2016 D-2, RB(c)	5.35%	11/01/2049	760	714,731
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2032	330	163,350
Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	1,378,575
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2030	400	401,953
Series 2013 A, Ref. RB	5.00%	11/15/2029	300	304,689
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,324,901
Series 2017 A, RB	5.00%	11/15/2038	300	324,730
Series 2017 A, RB	5.00%	11/15/2047	1,000	1,063,908
Series 2017 B, Ref. RB	5.00%	11/15/2032	875	959,147
Series 2017 B, Ref. RB	5.00%	11/15/2033	900	984,294
Series 2017 B, Ref. RB	5.00%	11/15/2034	575	628,582
Series 2017 B, Ref. RB	5.00%	11/15/2037	2,500	2,710,977
Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	2,056,621
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,950	1,846,581
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	9,625	10,323,824
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB	5.00%	11/15/2049	2,200	2,359,831
Series 2019 C, RB	4.00%	11/15/2042	3,500	3,288,820
Series 2019 C, RB	4.00%	11/15/2043	3,500	3,273,838
Series 2020 A, RB	5.00%	11/15/2049	2,900	3,083,692
Series 2020 A, RB	5.00%	11/15/2054	700	737,324
Series 2022 A, Ref. RB	4.00%	05/15/2051	13,085	12,270,464
Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2022, RB(f)	5.25%	05/15/2057	10,000	10,982,569
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,892,397
Series 2017 A, Ref. RB	5.00%	06/01/2030	3,275	3,483,554
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,246,601
Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,142,785
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,137,031
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	325,888
Series 2014 A, RB	5.00%	11/01/2044	2,303	2,320,492
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	767,074
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(c)	5.00%	06/01/2030	500	453,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2029	$1,000	$ 1,021,117
Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,521,401
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	7,050	7,081,830
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	715	570,787
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	417,113
Series 2019 A, RB	5.00%	10/15/2049	640	616,066
				700,536,716

Puerto Rico–7.22%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	30	30,762
Series 2002, RB	5.50%	05/15/2039	3,455	3,508,982
Series 2002, RB	5.63%	05/15/2043	9,700	9,874,162
Series 2005 A, RB(d)	0.00%	05/15/2050	6,300	1,074,835
PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	639	580,175
Series 2022, RB	0.00%	03/15/2049	4,270	1,839,697
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2024	123	113,661
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	473	269,364
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	205	208,489
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	410	422,758
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	430,755
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	430,087
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	425,512
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	768	719,437
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	331	303,971
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	254,259
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	336,907
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	3
Series 2022, RB	0.00%	11/01/2051	4,424	2,184,384
Series 2022, RB	0.00%	11/01/2051	694	669,192
Series 2022, RB	0.00%	11/01/2051	268	35,118
Subseries 2022, RN	0.00%	11/01/2043	2,139	1,104,479
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	3,115	3,221,864
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (Acquired 05/29/2013; Cost $1,000,000) (INS - SGI)(e)(i)	5.00%	07/01/2027	1,000	1,004,076
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(a)	5.00%	07/01/2038	5	1,513
Series 2003 AA-2, Ref. RB(a)	5.30%	12/31/2049	1,000	912,500
Series 2003, RB(a)	5.00%	12/31/2049	355	36,387
Series 2005 K, RB(a)	5.00%	07/01/2030	7,405	2,240,012
Series 2007 CC, Ref. RB(a)	5.50%	07/01/2030	2,150	1,961,875
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	100	100,139
Series 2012, Ref. RB	5.00%	10/01/2042	150	150,377
Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011; Cost $4,055,000)(a)(e)	5.50%	08/01/2031	4,055	152,066
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	478,741
Series 2018 A-1, RB	4.55%	07/01/2040	199	198,999
Series 2018 A-1, RB(d)	0.00%	07/01/2046	9,897	2,834,434
Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,391,420
Series 2018 A-1, RB	5.00%	07/01/2058	6,182	5,997,200
Series 2019 A-2, RB	4.54%	07/01/2053	71	65,530
Series 2019 A-2, RB	4.78%	07/01/2058	953	891,152
Series 2019 A-2B, RB	4.55%	07/01/2040	1,898	1,897,988

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)
University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	$1,000	$988,055

Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,925,654

				52,266,971

Guam–0.13%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(g)(h)	5.00%	10/01/2022	470	470,952

Series 2012 A, Ref. RB(g)(h)	5.00%	10/01/2022	210	210,425

Series 2012 A, Ref. RB(g)(h)	5.00%	10/01/2022	260	260,527

				941,904

Northern Mariana Islands–0.03%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(c)	5.00%	10/01/2022	245	244,795

Total Municipal Obligations (Cost $811,196,478)				753,990,386

			Shares
Common Stocks & Other Equity Interests–0.02%
New York–0.02%
CMS Liquidating Trust;
(Cost $3,170,389)(b)(k)			3,100	155,000

TOTAL INVESTMENTS IN SECURITIES(l)–104.13% (Cost $814,366,867)				754,145,386

FLOATING RATE NOTE OBLIGATIONS–(4.75)%
Notes with interest and fee rates ranging from 2.22% to 2.24% at 08/31/2022 and contractual maturities of collateral ranging from 02/15/2042 to 11/15/2057 (See Note 1K)(m)				(34,420,000)

BORROWINGS–(0.36)%				(2,600,000)

OTHER ASSETS LESS LIABILITIES–0.98%				7,076,637

NET ASSETS–100.00%				$724,202,023

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $10,596,366, which represented 1.46% of the Fund’s Net Assets.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $65,789,629, which represented 9.08% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.

(e)	Restricted security. The aggregate value of these securities at August 31, 2022 was $6,424,520, which represented less than 1% of the Fund’s Net Assets.

(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Principal and/or interest payments are secured by the bond insurance company listed.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Non-income producing security.

(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Fund’s investments with a value of $55,699,871 are held by TOB Trusts and serve as collateral for the $34,420,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Rochester® AMT-Free New York Municipal Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	95.32%
General Obligation Bonds	4.34

Pre-Refunded Bonds	0.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $814,366,867)	$754,145,386

Cash	362,592

Receivable for:
Investments sold	115,000

Fund shares sold	274,459

Interest	8,672,551

Investment for trustee deferred compensation and retirement plans	78,748

Other assets	154,049

Total assets	763,802,785

Liabilities:
Floating rate note obligations	34,420,000

Payable for:
Borrowings	2,600,000

Investments purchased	788,983

Dividends	870,024

Fund shares reacquired	423,817

Accrued fees to affiliates	311,301

Accrued interest expense	15,228

Accrued trustees’ and officers’ fees and benefits	42,846

Accrued other operating expenses	49,815

Trustee deferred compensation and retirement plans	78,748

Total liabilities	39,600,762

Net assets applicable to shares outstanding	$724,202,023

Net assets consist of:
Shares of beneficial interest	$905,902,371

Distributable earnings (loss)	(181,700,348)

$724,202,023

Net Assets:
Class A	$614,386,075

Class C	$17,838,461

Class Y	$91,968,507

Class R6	$8,980

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	58,124,884

Class C	1,686,869

Class Y	8,688,847

Class R6	849

Class A:
Net asset value per share	$10.57

Maximum offering price per share (Net asset value of $10.57 ÷ 95.75%)	$11.04

Class C:
Net asset value and offering price per share	$10.57

Class Y:
Net asset value and offering price per share	$10.58

Class R6:
Net asset value and offering price per share	$10.58

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$15,967,515

Expenses:
Advisory fees	1,919,364

Administrative services fees	54,867

Custodian fees	2,905

Distribution fees:
Class A	776,365

Class C	97,194

Interest, facilities and maintenance fees	495,109

Transfer agent fees – A, C and Y	217,092

Trustees’ and officers’ fees and benefits	10,393

Registration and filing fees	26,813

Reports to shareholders	7,401

Professional services fees	40,638

Other	9,086

Total expenses	3,657,227

Less: Expense offset arrangement(s)	(393)

Net expenses	3,656,834

Net investment income	12,310,681

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(24,975,325)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(57,201,492)

Net realized and unrealized gain (loss)	(82,176,817)

Net increase (decrease) in net assets resulting from operations	$(69,866,136)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31,	February 28,
	2022	2022

Operations:
Net investment income	$12,310,681	$22,170,982

Net realized gain (loss)	(24,975,325)	192,441

Change in net unrealized appreciation (depreciation)	(57,201,492)	(13,946,009)

Net increase (decrease) in net assets resulting from operations	(69,866,136)	8,417,414

Distributions to shareholders from distributable earnings:
Class A	(9,978,910)	(21,481,328)

Class C	(220,809)	(508,146)

Class Y	(1,536,345)	(2,992,711)

Class R6	(157)	(317)

Total distributions from distributable earnings	(11,736,221)	(24,982,502)

Share transactions–net:
Class A	(43,619,120)	(25,312,850)

Class C	(1,897,971)	(3,883,026)

Class Y	2,483,002	15,209,324

Net increase (decrease) in net assets resulting from share transactions	(43,034,089)	(13,986,552)

Net increase (decrease) in net assets	(124,636,446)	(30,551,640)

Net assets:
Beginning of period	848,838,469	879,390,109

End of period	$724,202,023	$848,838,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Rochester® AMT-Free New York Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/22	$11.71	$0.18	$(1.15)	$(0.97)	$(0.17)	$10.57	(8.33	)%(d)	$614,386	0.96	%(d)(e)	0.96	%(d)(e)	0.83	%(d)(e)	3.21	%(d)(e)	33%
Year ended 02/28/22	11.94	0.30	(0.19)	0.11	(0.34)	11.71	0.86	(d)	727,823	0.88	(d)	0.88	(d)	0.81	(d)	2.48	(d)	10
Year ended 02/28/21	12.41	0.34	(0.45)	(0.11)	(0.36)	11.94	(0.81	)(d)	767,102	0.95	(d)	0.97	(d)	0.83	(d)	2.89	(d)	15
Five months ended 02/29/20	12.03	0.15	0.38	0.53	(0.15)	12.41	4.43		827,596	1.02	(e)	1.02	(e)	0.83	(e)	2.98	(e)	11
Year ended 09/30/19	11.26	0.45	0.67	1.12	(0.35)	12.03	10.11		807,767	1.17		1.17		0.85		3.86		15
Year ended 09/30/18	11.11	0.39	0.09	0.48	(0.33)	11.26	4.46		739,216	1.28		1.28		0.92		3.58		15
Year ended 09/30/17	11.52	0.39	(0.38)	0.01	(0.42)	11.11	0.08		872,008	1.01		1.01		0.82		3.52		47
Class C
Six months ended 08/31/22	11.72	0.13	(1.16)	(1.03)	(0.12)	10.57	(8.77)		17,838	1.73	(e)	1.73	(e)	1.60	(e)	2.44	(e)	33
Year ended 02/28/22	11.95	0.21	(0.19)	0.02	(0.25)	11.72	0.09		21,840	1.64		1.64		1.57		1.72		10
Year ended 02/28/21	12.42	0.25	(0.45)	(0.20)	(0.27)	11.95	(1.54)		26,100	1.71		1.74		1.59		2.13		15
Five months ended 02/29/20	12.04	0.11	0.38	0.49	(0.11)	12.42	4.09		50,011	1.78	(e)	1.78	(e)	1.59	(e)	2.22	(e)	11
Year ended 09/30/19	11.26	0.36	0.68	1.04	(0.26)	12.04	9.36		51,593	1.94		1.94		1.62		3.09		15
Year ended 09/30/18	11.12	0.31	0.08	0.39	(0.25)	11.26	3.57		84,896	2.05		2.05		1.69		2.81		15
Year ended 09/30/17	11.53	0.31	(0.39)	(0.08)	(0.33)	11.12	(0.68)		104,010	1.78		1.78		1.59		2.78		47
Class Y
Six months ended 08/31/22	11.73	0.19	(1.16)	(0.97)	(0.18)	10.58	(8.29)		91,969	0.73	(e)	0.73	(e)	0.60	(e)	3.44	(e)	33
Year ended 02/28/22	11.96	0.33	(0.19)	0.14	(0.37)	11.73	1.10		99,166	0.64		0.64		0.57		2.72		10
Year ended 02/28/21	12.43	0.37	(0.45)	(0.08)	(0.39)	11.96	(0.57)		86,177	0.71		0.73		0.59		3.13		15
Five months ended 02/29/20	12.05	0.16	0.38	0.54	(0.16)	12.43	4.52		83,905	0.78	(e)	0.78	(e)	0.59	(e)	3.22	(e)	11
Year ended 09/30/19	11.27	0.47	0.68	1.15	(0.37)	12.05	10.45		72,698	0.93		0.93		0.61		4.09		15
Year ended 09/30/18	11.13	0.42	0.08	0.50	(0.36)	11.27	4.61		59,045	1.05		1.05		0.69		3.82		15
Year ended 09/30/17	11.54	0.41	(0.38)	0.03	(0.44)	11.13	0.32		69,378	0.78		0.78		0.59		3.69		47
Class R6
Six months ended 08/31/22	11.72	0.19	(1.14)	(0.95)	(0.19)	10.58	(8.17)		9	0.66	(e)	0.66	(e)	0.53	(e)	3.51	(e)	33
Year ended 02/28/22	11.96	0.33	(0.20)	0.13	(0.37)	11.72	1.05		10	0.62		0.62		0.56		2.74		10
Year ended 02/28/21	12.41	0.38	(0.43)	(0.05)	(0.40)	11.96	(0.31)		10	0.62		0.72		0.49		3.22		15
Five months ended 02/29/20	12.03	0.17	0.38	0.55	(0.17)	12.41	4.56		74	0.68	(e)	0.78	(e)	0.59	(e)	3.32	(e)	11
Period ended 09/30/19(f)	11.78	0.18	0.20	0.38	(0.13)	12.03	3.25		10	0.81	(e)	0.87	(e)	0.55	(e)	4.20	(e)	15

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for Class A for the six months ended August 31, 2022 and the years ended February 28, 2022 and 2021, respectively.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are

19	Invesco Rochester® AMT-Free New York Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase

20	Invesco Rochester® AMT-Free New York Municipal Fund

tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks - The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 200 million	0.600%

Next $100 million	0.550%

Next $200 million	0.500%

Next $250 million	0.450%

Next $250 million	0.400%

Next $4 billion	0.350%

Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.50%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

21	Invesco Rochester® AMT-Free New York Municipal Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $4,985 in front-end sales commissions from the sale of Class A shares and $16,575 and $894 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$753,990,298	$88	$753,990,386

Common Stocks & Other Equity Interests	–	–	155,000	155,000

Total Investments	$–	$753,990,298	$155,088	$754,145,386

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $393.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended August 31, 2022, the average daily balance of borrowing under the revolving credit and security agreement was $12,150,543 with an average interest rate of 0.98%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed

22	Invesco Rochester® AMT-Free New York Municipal Fund

upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $29,062,857 and 1.42%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$28,346,457	$78,309,484	$106,655,941

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $259,362,804 and $282,994,107, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$6,187,094

Aggregate unrealized (depreciation) of investments	(72,053,639)

Net unrealized appreciation (depreciation) of investments	$(65,866,545)

    Cost of investments for tax purposes is $820,011,931.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2022(a)		February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	1,152,241	$12,559,351	2,249,524	$27,442,084

Class C	91,827	983,558	257,799	3,156,763

Class Y	2,586,611	27,804,850	2,234,458	27,166,393

Issued as reinvestment of dividends:
Class A	542,342	5,859,805	1,033,123	12,550,837

Class C	14,616	157,979	29,982	364,465

Class Y	82,717	895,253	149,767	1,821,576

Automatic conversion of Class C shares to Class A shares:
Class A	106,541	1,143,407	346,576	4,219,938

Class C	(106,517)	(1,143,407)	(346,452)	(4,219,938)

Reacquired:
Class A	(5,812,879)	(63,181,683)	(5,720,318)	(69,525,709)

Class C	(176,911)	(1,896,101)	(261,973)	(3,184,316)

Class Y	(2,434,649)	(26,217,101)	(1,135,216)	(13,778,645)

Net increase (decrease) in share activity	(3,954,061)	$(43,034,089)	(1,162,730)	$(13,986,552)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23	Invesco Rochester® AMT-Free New York Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/22)	(08/31/22)[1]	Period[2]	(08/31/22)	Period[2]	Ratio
Class A	$1,000.00	$916.70	$4.64	$1,020.37	$4.89	0.96%
Class C	1,000.00	912.30	8.34	1,016.48	8.79	1.73
Class Y	1,000.00	917.10	3.53	1,021.53	3.72	0.73
Class R6	1,000.00	917.50	3.19	1,021.88	3.36	0.66

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

24	Invesco Rochester® AMT-Free New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® AMT-Free New York Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New York 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed

25	Invesco Rochester® AMT-Free New York Municipal Fund

more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth and fifth quintile, respectively, of its expense group and discussed with management reasons for such relative actual management fees and total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the

Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

26	Invesco Rochester® AMT-Free New York Municipal Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROAFNYM-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco Rochester® Limited Term New York Municipal Fund

Nasdaq:

A: LTNYX ∎ C: LTNCX ∎ Y: LTBYX ∎ R6: IORMX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

19	Financial Statements

22	Financial Highlights

23	Notes to Financial Statements

28	Fund Expenses

29	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.84%
Class C Shares	-5.57
Class Y Shares	-5.04
Class R6 Shares	-4.68
Bloomberg Municipal 5 Year (4-6 Year) Bond Index▼*	-2.68
S&P Municipal Bond 2-17 Years Investment Grade Index▼*	-4.24
S&P Municipal New York Investment Grade 4-7 Years Bond Index▼	-2.63
Source(s): ▼RIMES Technologies Corp.

*Effective February 9, 2022, the Fund elected to use the S&P Municipal Bond 2-17 Years Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Municipal 5 Year (4-6 Year) Bond Index because the Fund believes the S&P Municipal Bond 2-17 Years Investment Grade Index is a more appropriate broad measure of Fund performance.

The Bloomberg Municipal 5 Year (4-6) Year Bond Index is an unmanaged index of fixed-rate, investment-grade municipal securities with maturities of four to six years.

    The S&P Municipal Bond 2-17 Years Investment Grade Index seeks to measure the performance of investment-grade US municipals with maturities between two and 17 years.

    The S&P Municipal New York Investment Grade 4-7 Years Bond Index consists of bonds issued in the State of New York with maturities between four and seven years that are rated at least BBB- by S&P Global Ratings, Baa3 by Moody’s or BBB- by Fitch Ratings.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rochester® Limited Term New York Municipal Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges
Class A Shares
Inception (9/18/91)	4.03%
10 Years	1.08
5 Years	1.54
1 Year	-8.83
Class C Shares
Inception (5/1/97)	3.23%
10 Years	0.75
5 Years	1.26
1 Year	-8.14
Class Y Shares
Inception (3/30/11)	2.55%
10 Years	1.59
5 Years	2.34
1 Year	-6.23
Class R6 Shares
10 Years	1.48%
5 Years	2.35
1 Year	-5.86

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Limited Term New York Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund. The Fund was subsequently renamed the Invesco Rochester® Limited Term New York Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rochester® Limited Term New York Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rochester® Limited Term New York Municipal Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.71%
New York–88.22%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$801,618

Series 2018 A, RB	5.00%	12/15/2036	780	835,462

Series 2018 A, RB	5.00%	12/15/2037	820	874,582

Series 2018 A, RB	5.00%	12/15/2038	500	532,046

Series 2018 B, RB(a)	5.00%	12/15/2030	240	259,228

Series 2018 B, RB(a)	5.00%	12/15/2031	300	320,155

Series 2018 B, RB(a)	5.00%	12/15/2032	320	340,200

Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,596,062

Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,600,869

Albany Capital Resource Corp. (Brighter Choice Elementary);
Series 2021, RB	3.25%	04/01/2023	345	340,059

Series 2021, Ref. RB	3.25%	04/01/2031	6,185	5,590,169

Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB	4.00%	07/01/2025	1,025	997,147

Series 2021, Ref. RB	4.00%	07/01/2026	1,065	1,022,851

Series 2021, Ref. RB	4.00%	07/01/2027	1,105	1,047,123

Series 2021, Ref. RB	4.00%	07/01/2036	7,295	6,038,946

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2024	400	411,625

Series 2016 A, Ref. RB	5.00%	05/01/2025	300	312,579

Series 2016 A, Ref. RB	5.00%	05/01/2026	300	315,651

Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2037	1,525	1,536,752

Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	670,297

Series 2018, Ref. RB	5.00%	10/01/2028	690	708,925

Series 2018, Ref. RB	5.00%	10/01/2029	730	746,820

Series 2018, Ref. RB	5.00%	10/01/2030	760	774,456

Series 2018, Ref. RB	5.00%	10/01/2031	805	815,329

Series 2018, Ref. RB	5.00%	10/01/2043	540	515,766

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	528,469

Series 2016, Ref. RB	5.25%	11/01/2028	1,000	1,056,093

Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,053,334

Series 2016, Ref. RB	5.25%	11/01/2030	650	683,135

Series 2016, Ref. RB	5.25%	11/01/2031	650	681,607

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB (INS - AGM)(b)	4.00%	07/15/2029	1,750	1,823,340

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2031	1,350	1,263,674

Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2038	1,500	1,467,316

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2040	2,900	2,796,534

Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	157,223

Series 2018, Ref. RB	5.00%	10/01/2027	150	158,666

Series 2018, Ref. RB	5.00%	10/01/2028	165	175,480
Series 2018, Ref. RB	5.00%	10/01/2029	175	185,607

Series 2018, Ref. RB	5.00%	10/01/2030	200	210,400

Series 2018, Ref. RB	5.00%	10/01/2031	200	209,224

Series 2018, Ref. RB	5.00%	10/01/2033	100	103,771

Build NYC Resource Corp. (Academic Leadership Charter School); Series 2021, RB	4.00%	06/15/2036	365	338,511
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	1,125	1,122,544

Series 2018, RB	5.00%	06/01/2033	1,190	1,227,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(c)	5.25%	12/31/2033	$5,000	$4,721,924

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	125,533

Series 2019, RB	4.00%	07/01/2037	150	150,704

Series 2019, RB	4.00%	07/01/2038	150	150,071

Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2039	1,965	1,771,093

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	465	490,404

Series 2017, Ref. RB	5.00%	08/01/2028	600	648,734

Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,222,774

Series 2017, Ref. RB	3.00%	08/01/2031	1,000	935,947

Series 2017, Ref. RB	5.00%	08/01/2032	635	676,444

Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(c)	5.00%	02/01/2033	1,215	1,218,346

Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB	4.00%	06/15/2031	325	311,700

Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(c)	5.00%	06/01/2036	525	530,651

Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(b)	4.75%	12/15/2026	2,000	2,008,286

Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(c)	4.00%	11/01/2031	1,270	1,218,990

Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2023	365	370,140

Series 2016 A, Ref. RB	5.00%	05/01/2024	380	392,724

Series 2016 A, Ref. RB	5.00%	05/01/2025	400	420,387

Series 2016 A, Ref. RB	5.00%	05/01/2026	415	442,795

Series 2016 A, Ref. RB	5.00%	05/01/2027	445	474,807

Series 2016 A, Ref. RB	5.00%	05/01/2028	465	496,057

Series 2016 A, Ref. RB	5.00%	05/01/2029	485	515,893

Dobbs Ferry Local Development Corp. (Mercy College); Series 2014, RB	5.00%	07/01/2039	2,125	2,172,755

Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	349,842

Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 B, RB	5.00%	07/01/2030	8,600	9,027,796

Series 2016 B, RB	5.00%	07/01/2035	1,185	1,220,256

Dutchess County Local Development Corp. (Vassar College); Series 2020, Ref. RB	5.00%	07/01/2045	8,710	9,266,793

Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	815	851,091

Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,647,455

Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District); Series 2013 A, RB	5.00%	05/01/2028	500	508,369

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	21,485	21,485,638

Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2024	155	158,295

Series 2017, Ref. RB	5.00%	06/01/2026	175	180,600

Series 2017, Ref. RB	5.00%	06/01/2027	100	104,308

Series 2017, Ref. RB	5.00%	06/01/2028	100	103,919

Series 2017, Ref. RB	5.00%	06/01/2031	320	327,491

Series 2017, Ref. RB	5.00%	06/01/2035	255	257,693

Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2023	250	253,285

Series 2017, Ref. RB	5.00%	06/01/2024	255	262,442

Series 2017, Ref. RB	5.00%	06/01/2025	270	282,133

Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	835	836,726

Series 2015 A, RB(a)	5.00%	06/01/2023	270	274,532

Series 2015 A, RB(a)	5.00%	06/01/2024	285	295,236

Series 2019, RB(a)	4.00%	06/01/2023	845	852,983

Series 2019, RB(a)	4.00%	06/01/2024	875	891,626

Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2023	185	187,431

Series 2017, Ref. RB	5.00%	06/01/2024	195	200,691

Series 2017, Ref. RB	5.00%	06/01/2025	205	214,212

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	$600	$627,158

Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,141,044

Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,236,405

Geneva (City of), NY Devevelopment Corp.; Series 2012, Ref. RB	5.00%	09/01/2025	500	500,000

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB (Acquired 06/26/2018; Cost $1,245,000)(c)(d)	4.75%	07/01/2028	1,245	1,230,567

Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	5,031,500

Hempstead Town Local Development Corp. (Evergreen Charter School);
Series 2019, RB(c)	6.25%	12/01/2022	135	134,194

Series 2019, Ref. RB(c)	6.15%	12/01/2029	2,470	2,580,490

Hempstead Town Local Development Corp. (Molloy College);
Series 2017, Ref. RB	5.00%	07/01/2029	200	213,908

Series 2017, Ref. RB	5.00%	07/01/2030	170	181,026

Series 2017, Ref. RB	5.00%	07/01/2031	150	158,932

Series 2017, Ref. RB	5.00%	07/01/2032	275	290,109

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2038	2,125	2,277,828

Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,729,779

Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	6,000	5,752,414

Hudson Yards Infrastructure Corp. (Green Bonds);
Series 2021 A, Ref. RB	4.00%	02/15/2037	5,000	5,120,507

Series 2021 A, Ref. RB	4.00%	02/15/2041	10,000	9,813,551

Series 2021 A, Ref. RB	4.00%	02/15/2042	6,500	6,341,523

Long Island (City of), NY Power Authority;
Series 2012 B, RB	5.00%	09/01/2026	18,970	19,013,104

Series 2012 B, RB	5.00%	09/01/2027	10,000	10,022,640

Series 2012 B, RB	5.00%	09/01/2029	15,115	15,147,727

Series 2014 A, Ref. RB	5.00%	09/01/2044	17,000	17,601,951

Series 2016 B, Ref. RB	5.00%	09/01/2034	6,635	7,163,652

Series 2018, RB	5.00%	09/01/2035	11,000	12,087,470

Series 2020 A, Ref. RB	4.00%	09/01/2039	1,650	1,593,455

Series 2020 A, Ref. RB	4.00%	09/01/2040	215	205,682

Series 2021 B, Ref. RB(e)	1.50%	09/01/2026	1,750	1,604,746

Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB(e)(f)	5.00%	11/01/2022	5,075	5,097,267

Series 2002 D-1, Ref. RB	5.00%	11/01/2025	4,000	4,015,340

Series 2008 B-1, Ref. RB	5.00%	11/15/2029	1,500	1,540,307

Series 2012 A, Ref. RB	5.00%	11/15/2025	625	628,275

Series 2012 A, Ref. RB	5.00%	11/15/2026	315	316,651

Series 2012 A, Ref. RB	5.00%	11/15/2027	3,730	3,749,544

Series 2012 A, Ref. RB	5.00%	11/15/2028	260	261,362

Series 2012 A, Ref. RB	4.00%	11/15/2031	740	741,798

Series 2012 B, RB	4.25%	11/15/2039	500	473,971

Series 2012 C, RB(e)(f)	5.00%	11/15/2022	9,985	10,035,137

Series 2012 C, RB(e)(f)	5.00%	11/15/2022	4,015	4,037,640

Series 2012 C, RB(e)(f)	5.00%	11/15/2022	2,865	2,881,155

Series 2012 C, RB(e)(f)	5.00%	11/15/2022	1,435	1,443,092

Series 2012 C, RB(e)(f)	5.00%	11/15/2022	7,135	7,170,826

Series 2012 C, RB(e)(f)	5.00%	11/15/2022	3,565	3,582,901

Series 2012 F, Ref. RB	5.00%	11/15/2025	3,250	3,265,388

Series 2012 F, Ref. RB(f)	5.00%	11/15/2030	20,240	20,334,962

Series 2013 B, RB	5.00%	11/15/2038	5,000	5,034,225

Series 2013 E, RB	5.00%	11/15/2038	5,385	5,444,924

Metropolitan Transportation Authority (Green Bonds); Series 2017 B-2, RB	5.00%	11/15/2034	1,875	2,053,017

Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	368,221

Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	585,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	$400	$401,738

Series 2013 A, Ref. RB	5.00%	12/01/2027	345	346,456

Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,320,285

Series 2013 A, Ref. RB	5.00%	12/01/2042	4,385	4,393,098

Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	5.00%	12/01/2032	535	573,583

Series 2020, Ref. RB	5.00%	12/01/2033	1,815	1,932,236

Series 2020, Ref. RB	5.00%	12/01/2034	1,000	1,058,191

Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2028	1,000	1,016,539

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	4,950	4,506,682

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2012 A, Ref. RB	5.00%	06/01/2023	615	616,134

Nassau (County of), NY;
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,393,870

Series 2017 B, GO Bonds	5.00%	04/01/2031	365	398,285

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2036	5,850	6,395,072

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2038	5,450	5,918,963

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2039	4,775	5,166,380

Series 2019 B, GO Bonds (INS - AGM)(b)	5.00%	04/01/2039	2,895	3,170,599

Series 2019 B, GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,950	4,313,677

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2040	5,725	5,585,092

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2041	5,960	5,798,614

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2042	6,205	6,015,847

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2043	6,460	6,241,607

Nassau (County of), NY Industrial Development Agency;
Series 2007 A-A, RB	5.95%	11/01/2022	25	24,985

Series 2007 A-C, RB	5.95%	11/01/2022	40	39,806

Series 2007 A-F, RB	5.95%	11/01/2022	40	39,882

Series 2007 A-G, RB	6.15%	11/01/2022	100	99,521

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	660	674,374

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,400	1,240,805

Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	5,690	5,697,129

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,808	1,796,265

Nassau Health Care Corp.; Series 2009, Ref. RB	5.00%	08/01/2029	10,595	11,951,431

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(c)	4.20%	08/01/2028	2,690	2,314,888

New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	341,369

Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,149,039

New Rochelle (City of), NY Industrial Development Agency (College of New Rochelle); Series 1999, RB (Acquired 08/15/2011; Cost $3,908,240)(d)(g)	5.25%	07/01/2027	3,908	87,935

New York & New Jersey (States of) Port Authority;
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	9,770,901

Series 2012, RB	5.00%	07/15/2030	1,250	1,252,748

Series 2012, RB	4.50%	07/15/2031	220	220,271

Series 2012, RB	4.50%	07/15/2036	1,500	1,501,338

Series 2012, RB	4.00%	07/15/2037	1,000	1,000,152

Series 2012, RB	4.00%	07/15/2038	200	197,249

Series 2013 178, RB(a)	5.00%	12/01/2032	10,000	10,228,767

Series 2013 178, RB(a)	5.00%	12/01/2033	5,000	5,113,149

Series 2013 178, RB(a)	5.00%	12/01/2038	3,000	3,060,493

Series 2013 179, RB	5.00%	12/01/2027	275	283,580

Series 2014 185, RB(a)	5.00%	09/01/2026	12,500	12,920,539

Series 2014 186, Ref. RB(a)	5.00%	10/15/2031	3,775	3,903,790

Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	3,660,964

Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,671,495

Series 2019 217, RB	4.00%	11/01/2039	3,750	3,679,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Series 2019 218, RB(a)	5.00%	11/01/2039	$9,000	$9,437,657

Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,730,855

Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	5,000	5,163,111

New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	46,180

Series 1996 J, GO Bonds	6.00%	02/15/2024	5	5,015

Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,014

Series 1996 J, GO Bonds (INS - FGIC)(b)	5.50%	02/15/2026	10	10,028

Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,026

Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,013

Series 2005 O, GO Bonds	5.00%	06/01/2023	5	5,011

Series 2012 B, GO Bonds	5.00%	08/01/2024	500	501,044

Series 2012 B, GO Bonds	5.00%	08/01/2025	325	325,755

Series 2012 I, GO Bonds	5.00%	08/01/2023	3,120	3,126,652

Series 2012 I, GO Bonds	5.00%	08/01/2025	1,055	1,057,458

Series 2013 D, GO Bonds	5.00%	08/01/2026	22,970	23,216,117

Series 2013 D, GO Bonds	5.00%	08/01/2027	26,090	26,365,205

Series 2013 DD, RB	5.00%	06/15/2034	11,225	11,447,439

Series 2013 E, GO Bonds(e)(f)	5.00%	02/01/2023	105	106,169

Series 2013 E, GO Bonds	5.00%	08/01/2026	18,760	18,961,008

Series 2013 E, GO Bonds	5.00%	08/01/2027	18,580	18,775,987

Series 2013 EE, RB	5.00%	06/15/2035	90	91,755

Series 2017, Ref. RB	5.00%	06/15/2038	15,000	16,118,587

Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,298,881

Series 2020 AA-2, RB	4.00%	06/15/2043	2,330	2,257,057

Subseries 2013 A-1, GO Bonds	5.25%	08/01/2030	250	256,168

Subseries 2013 D-3, GO Bonds	5.00%	08/01/2038	20,000	20,431,808

New York (City of), NY Educational Construction Fund;
Series 2021 A, Ref. RB	4.00%	04/01/2039	6,560	6,479,343

Series 2021 A, Ref. RB	4.00%	04/01/2040	6,825	6,699,857

Series 2021 A, Ref. RB	4.00%	04/01/2041	7,095	6,929,718

New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.85%) (INS - NATL)(b)(h)	9.38%	03/01/2023	6,550	6,576,283

Series 2006, RB (CPI Rate + 0.86%) (INS - NATL)(b)(h)	9.39%	03/01/2024	195	196,955

Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(h)	9.40%	03/01/2025	200	202,962

Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(h)	9.41%	03/01/2026	985	1,003,474

Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(h)	9.42%	03/01/2027	1,000	1,021,637

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2031	2,500	2,650,494

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2032	4,205	4,427,881

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2045	7,930	7,357,877

New York (City of), NY Municipal Water Finance Authority;
Series 2013 BB, RB	5.00%	06/15/2047	5,000	5,031,008

Series 2013 DD, RB	5.00%	06/15/2038	12,000	12,223,625

Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	7,006,106

Series 2019 DD, RB	5.00%	06/15/2025	225	232,463

Series 2020 EE, Ref. RB	4.00%	06/15/2042	6,585	6,406,876

Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2037	12,245	12,178,620

New York (City of), NY Transitional Finance Authority;
Series 2012 B, Ref. RB(e)(f)	5.00%	11/01/2022	3,010	3,023,458

Series 2012 B, Ref. RB(e)(f)	5.00%	11/01/2022	650	652,906

Series 2014 D1, RB	5.00%	02/01/2030	12,500	12,899,521

Series 2014 D1, RB	5.00%	02/01/2036	10,000	10,297,101

Series 2014 D1, RB	5.00%	02/01/2040	18,300	18,810,306

Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,274,015

Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,538,988

Series 2018 C-2, RB	5.00%	05/01/2038	5,000	5,413,702

Series 2018 S-1, RB	5.00%	07/15/2043	8,465	9,060,062

Series 2018 S-3, RB	5.00%	07/15/2037	2,450	2,651,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Series 2019 B-1, RB	4.00%	11/01/2038	$6,715	$6,595,685

Series 2019, RB	4.00%	11/01/2040	11,590	11,238,369

Series 2021 E-1, RB	4.00%	02/01/2043	2,150	2,057,944

Series 2022 F-1, RB	5.00%	02/01/2042	6,000	6,559,048

Subseries 2013 F-1, RB	5.00%	02/01/2027	1,775	1,793,280

Subseries 2014 B-3, RB	5.00%	02/01/2031	6,115	6,308,723

Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	4,129,134

Subseries 2018 A-1, RB	5.00%	08/01/2037	1,655	1,803,262

Subseries 2018 A-1, RB	5.00%	08/01/2038	10,000	10,860,612

Subseries 2018 A-1, RB	5.00%	08/01/2040	17,600	19,046,775

Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	16,313,128

New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	425	486,839

Series 2020 A, Ref. RB	5.00%	12/01/2032	535	608,228

Series 2020 A, Ref. RB	4.00%	12/01/2033	700	712,373

Series 2020 A, Ref. RB	4.00%	12/01/2034	950	959,651

Series 2020 A, Ref. RB	4.00%	12/01/2035	300	301,246

New York (State of) Bridge Authority; Series 2021 B, Ref. RB	5.00%	01/01/2031	1,000	1,151,277

New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2024	1,845	1,858,521

Series 2012 A, Ref. RB	5.00%	12/15/2028	2,805	2,825,313

Series 2012 A, Ref. RB	5.00%	12/15/2029	18,015	18,145,459

Series 2012 A, Ref. RB	5.00%	12/15/2030	1,530	1,541,080

Series 2012 G, RB	5.00%	10/01/2024	315	315,630

Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	655	637,703

Series 2018 A, RB	5.00%	07/01/2040	4,250	4,639,399

Series 2018 C, Ref. RB	5.00%	03/15/2034	14,000	15,292,438

Series 2018 C, Ref. RB	5.00%	03/15/2036	2,000	2,169,290

Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,684,616

Series 2018 E, Ref. RB	5.00%	03/15/2039	10,000	10,800,746

Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	5,387,677

Series 2020 A, Ref. RB	4.00%	03/15/2043	11,750	11,291,684

Series 2020 A, Ref. RB	4.00%	03/15/2046	0	0

Series 2020 D, Ref. RB	4.00%	02/15/2038	2,000	1,965,633

Series 2020 D, Ref. RB	4.00%	02/15/2039	4,415	4,312,931

New York (State of) Dormitory Authority (Bidding Group 2); Series 2018 A, RB	5.00%	03/15/2037	8,000	8,633,066

New York (State of) Dormitory Authority (Bidding Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,767,278

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(c)	4.63%	12/01/2027	1,125	1,000,706

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(c)	4.88%	09/01/2027	2,975	2,689,183

Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,455,000)(c)(d)	4.63%	10/01/2027	1,455	1,355,751

New York (State of) Dormitory Authority (Fordham University); Series 2020, RB	4.00%	07/01/2046	2,260	2,076,280

New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	294,516

Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	390,763

Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	390,619

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	1,051,230

Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	1,052,172

Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	1,038,302

Series 2018 A, Ref. RB	5.00%	08/01/2033	4,275	4,369,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2029	$1,000	$1,068,255

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,800	1,913,725

Series 2022 A, Ref. RB	5.00%	07/01/2037	710	761,315

Series 2022 A, Ref. RB	5.00%	07/01/2038	1,150	1,228,989

Series 2022 A, Ref. RB	5.00%	07/01/2039	750	799,380

Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,062,933

New York (State of) Dormitory Authority (New York University); Series 2021 A, Ref. RB	4.00%	07/01/2037	1,500	1,499,551

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2015, Ref. RB	5.00%	07/01/2028	140	145,566

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2022	1,000	1,005,543

Series 2017, Ref. RB(c)	5.00%	12/01/2023	2,800	2,872,373

Series 2017, Ref. RB(c)	5.00%	12/01/2025	1,300	1,355,271

Series 2017, Ref. RB(c)	5.00%	12/01/2026	1,500	1,581,445

Series 2017, Ref. RB(c)	5.00%	12/01/2027	1,300	1,355,164

Series 2017, Ref. RB(c)	5.00%	12/01/2036	1,300	1,309,269

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,273,791

New York (State of) Dormitory Authority (Rockefeller University);
Series 2022 A, Ref. RB	5.00%	07/01/2036	1,250	1,417,794

Series 2022 A, Ref. RB	5.00%	07/01/2037	800	904,834

New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2012 C, RB	5.00%	10/01/2026	1,025	1,027,076

Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2025	1,675	1,678,461

Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2027	400	400,800

Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2028	200	200,400

Series 2012 H, RB	5.00%	10/01/2026	1,690	1,693,048

Series 2012 H, RB	5.00%	10/01/2027	500	500,898

Series 2012 H, RB	5.00%	10/01/2028	400	400,715

Series 2012 H, RB	5.00%	10/01/2029	500	500,889

Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2026	2,740	2,815,962

Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2027	2,485	2,553,893

Series 2013 C, RB	5.00%	10/01/2026	1,665	1,710,979

Series 2013 C, RB	5.00%	10/01/2027	1,885	1,937,054

Series 2013 E, RB (INS - AGM)(b)	5.00%	10/01/2026	3,190	3,278,438

Series 2017 B, RB (INS - AGM)(b)	5.00%	10/01/2033	1,345	1,486,328

New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2023	60	60,895

Series 2021, RB	5.00%	07/01/2024	100	102,921

Series 2021, RB	5.00%	07/01/2025	90	93,937

Series 2021, RB	5.00%	07/01/2026	100	105,571

Series 2021, RB	5.00%	07/01/2027	120	128,017

Series 2021, RB	5.00%	07/01/2028	75	80,654

Series 2021, RB	5.00%	07/01/2029	100	108,251

Series 2021, RB	5.00%	07/01/2030	75	81,271

Series 2021, RB	4.00%	07/01/2035	200	192,776

New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,396,605

Series 2018 A, RB	5.00%	07/01/2038	1,850	2,038,004

New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	1,330	1,382,497

Series 2022, Ref. RB	5.00%	07/01/2036	735	758,998

New York (State of) Housing Finance Agency; Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,610,518

New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	175	175,259

New York (State of) Housing Finance Agency (Green Bonds); Series 2018 H, RB	2.75%	11/01/2022	2,915	2,916,250

New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	1,145	1,146,611

New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2019, RB	1.63%	05/01/2023	1,040	1,032,695

Series 2021 D-2, RB(e)	0.65%	11/01/2025	4,000	3,645,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Housing Finance Agency (Tri-Senior Development Housing); Series 2007 A, RB (LOC - Fannie Mae)(a)(i)	5.10%	11/15/2023	$425	$432,552

New York (State of) Power Authority (Green Transmission); Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2042	5,000	4,879,883

New York (State of) Thruway Authority; Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,338,248

New York (State of) Thruway Authority (Bidding Group 2); Series 2021 A-1, Ref. RB	4.00%	03/15/2040	20,655	20,093,492

New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2032	9,650	9,961,357

Series 2013 TE, RB	5.00%	12/15/2033	1,430	1,475,770

Series 2013 TE, RB	5.00%	12/15/2034	5,185	5,349,622

Series 2016 B, Ref. RB	5.00%	12/15/2024	2,110	2,125,951

New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	5.00%	02/15/2038	690	744,627

Series 2021 A, Ref. RB	5.00%	02/15/2040	1,615	1,734,524

New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,075

Series 2013 L-2-A, RB	3.60%	11/01/2033	3,000	2,910,127

Series 2014 E, RB	3.40%	11/01/2029	685	685,750

New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	1,295	1,303,200

New York City Housing Development Corp. (Sustainable Neighborhood);
Series 2017 E, RB	3.05%	11/01/2032	2,000	1,872,999

Series 2018 L, RB(e)	2.75%	12/29/2023	1,885	1,880,205

New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	1,580	1,579,802

Series 2000 A, RB	6.63%	06/01/2042	3,295	3,277,131

New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	25	25,506

Series 2001, RB	5.75%	06/01/2043	135	137,736

New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	1,465	1,459,837

Series 2010 A, RB(c)	6.25%	06/01/2041	5,005	5,031,955

New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	370	381,794

Series 2016 A, Ref. RB	6.75%	06/01/2035	7,085	7,266,043

Series 2016 A, Ref. RB	6.45%	06/01/2040	830	871,336

Series 2016 A, Ref. RB	6.00%	06/01/2043	8,065	8,358,477

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,259,926

New York Liberty Development Corp.; Series 2021 1, Ref. RB	4.00%	02/15/2043	5,000	4,729,244

New York Liberty Development Corp. (Green Bonds) (4 World Trade Center); Series 2021 A, Ref. RB	1.90%	11/15/2031	2,500	2,048,726

New York State Environmental Facilities Corp.;
Series 2004, RB	4.50%	06/15/2024	100	100,169

Series 2012 B, RB	5.00%	08/15/2024	2,375	2,379,938

Series 2013 A, RB	5.00%	06/15/2031	745	760,057

New York State Environmental Facilities Corp. (Green Bonds); Series 2020, Ref. RB	4.00%	10/15/2045	4,100	3,956,466

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,021

Series 2017 E, RB	5.00%	06/15/2042	12,375	13,269,095

Series 2018 B, RB	5.00%	06/15/2038	2,755	3,019,241

New York State Environmental Facilities Corp. (State Clean Water & Drinking Water);
Series 2021, RB	4.00%	06/15/2037	2,000	2,014,865

Series 2021, RB	4.00%	06/15/2039	8,000	7,926,390

New York State Thruway Authority; Series 2022, RB(j)(k)	4.00%	03/15/2043	24,500	23,544,363

New York State Urban Development Corp.;
Series 2013 A-1, RB	5.00%	03/15/2027	890	902,001

Series 2013 A-1, RB	5.00%	03/15/2028	250	253,237

Series 2013 C, RB	5.00%	03/15/2032	2,350	2,380,302

Series 2020 A, RB	4.00%	03/15/2040	1,695	1,634,653

Series 2020 C, Ref. RB	4.00%	03/15/2037	8,500	8,381,259

New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	4.00%	03/15/2039	10,000	9,791,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2043	$5,000	$4,791,777

Series 2021, Ref. RB	4.00%	03/15/2044	5,000	4,779,652

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	4,095	4,116,258

Series 2016, Ref. RB(a)	5.00%	08/01/2031	2,500	2,512,978

Series 2021, Ref. RB(a)	2.25%	08/01/2026	3,255	3,093,305

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	4,250	4,378,050

Series 2018, RB(a)	5.00%	01/01/2034	3,370	3,476,398

Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,213,608

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,035,020

Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,934,208

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	945,315

Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	940,857

Series 2020 A, Ref. RB(a)	4.00%	12/01/2038	1,000	925,144

Series 2020, Ref. RB	5.00%	12/01/2031	1,100	1,200,363

Series 2020, Ref. RB	5.00%	12/01/2035	1,000	1,068,555

Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,063,196

Series 2022, RB(a)	5.00%	12/01/2039	10,000	10,459,871

Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	2,200	2,207,502

Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2028	750	812,485

Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2029	850	918,943

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2019, Ref. RB(a)	5.00%	04/01/2023	1,500	1,519,044

Series 2019, Ref. RB(a)	5.00%	04/01/2024	3,285	3,390,370

Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	748,854

Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	769,108

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	2,315	2,314,989

Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2034	1,000	1,008,833

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2035	1,000	1,007,820

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2036	1,250	1,258,680

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2037	1,000	1,005,669

Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2026	150	155,950

Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2029	780	847,587

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2030	275	297,460

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2031	350	377,102

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2032	455	488,499

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2033	475	508,619

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2034	500	533,614

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	479,791

Series 2017, Ref. RB	5.00%	05/01/2028	600	639,455

Series 2017, Ref. RB	5.00%	05/01/2029	450	478,594

Series 2017, Ref. RB	5.00%	05/01/2030	835	884,738

Series 2017, Ref. RB	5.00%	05/01/2032	600	629,170

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2038	3,325	3,704,315

Series 2019, Ref. RB	5.00%	12/01/2039	5,865	6,512,381

Onondaga Civic Development Corp.; Series 2015, Ref. RB	5.00%	10/01/2025	115	116,798

Onondaga Civic Development Corp. (Le Moyne College);
Series 2021, RB	4.00%	07/01/2038	150	142,355

Series 2021, RB	4.00%	07/01/2041	220	204,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2022	$650	$650,190

Series 2015 A, Ref. RB	5.00%	10/01/2023	700	702,599

Series 2015 A, Ref. RB	5.00%	10/01/2024	660	661,134

Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	600	628,182

Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	295	296,030

Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(i)	5.38%	12/01/2025	850	851,521

Rockland (County of), NY; Series 2012 B, GO Bonds	5.00%	12/15/2022	600	604,744

Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2029	675	750,293

Series 2021 A, RB(a)	5.00%	12/15/2030	585	652,288

Series 2021 A, RB(a)	5.00%	12/15/2031	235	263,365

Series 2021 A, RB(a)	5.00%	12/15/2032	750	828,575

Series 2021 A, RB(a)	5.00%	12/15/2033	750	832,097

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	45	45,391

Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	203,239

Spring Valley (Village of), NY;
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2023	335	335,682

Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2024	350	351,092

Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2025	365	365,835

St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	500	538,637

Series 2017, Ref. RB	5.00%	09/01/2031	690	733,665

Series 2021, Ref. RB	5.00%	09/01/2030	125	137,804

Series 2021, Ref. RB	5.00%	09/01/2032	120	130,923

Series 2021, Ref. RB	5.00%	09/01/2034	210	226,413

St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2024	300	302,319

Series 2012, RB	5.00%	07/01/2025	920	926,940

Series 2012, RB	5.00%	07/01/2043	8,870	8,919,747

Series 2016 A, Ref. RB	5.00%	07/01/2028	300	321,705

Series 2016 A, Ref. RB	5.00%	07/01/2030	785	837,955

Series 2016 A, Ref. RB	5.00%	07/01/2031	450	478,908

Suffern (Village of), NY;
Series 2016, GO Bonds	5.00%	03/15/2023	310	310,668

Series 2016, GO Bonds	5.00%	03/15/2026	475	476,083

Suffolk (County of), NY Industrial Development Agency;
Series 2007 A-C, RB	5.95%	11/01/2022	40	39,963

Series 2007 A-D, RB	5.95%	11/01/2022	60	59,823

Series 2007 A-F, RB	5.95%	11/01/2022	60	59,937

Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, RB(a)	5.50%	01/01/2023	345	345,319

Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(c)	6.75%	06/01/2027	305	278,350

Sullivan County Infrastructure Local Development Corp. (Adelaar Infrastructure);
Series 2016 A-1, RB(c)	4.85%	11/01/2031	13,125	12,675,681

Series 2016 B-1, RB(c)	4.85%	11/01/2031	1,885	1,820,469

Series 2016 C-1, RB(c)	4.85%	11/01/2031	1,840	1,777,010

Series 2016 D-1, RB(c)	4.85%	11/01/2031	1,210	1,168,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Triborough Bridge & Tunnel Authority;
Series 2012 A, RB	5.00%	11/15/2038	$800	$803,693

Series 2012 B, Ref. RB	5.00%	11/15/2023	225	226,188

Series 2012 B, Ref. RB	5.00%	11/15/2024	1,000	1,005,048

Series 2012 B, Ref. RB	5.00%	11/15/2029	275	276,349

Series 2013 A, Ref. RB	4.00%	11/15/2027	400	404,360

Series 2013 A, Ref. RB	5.00%	11/15/2028	1,000	1,014,297

Series 2013 B, Ref. RB	5.00%	11/15/2027	670	689,299

Series 2014 A, RB	5.00%	11/15/2039	10,135	10,456,127

Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	12,073,961

Series 2021 C-1A, RB	5.00%	05/15/2040	4,000	4,392,146

Series 2021 C-1A, RB	5.00%	05/15/2041	2,000	2,188,953

Series 2021 C-1A, RB	4.00%	05/15/2042	5,000	4,800,286

Series 2022, RB	5.00%	05/15/2026	9,500	10,358,136

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 C, Ref. RB	5.00%	11/15/2036	10,950	11,917,562

Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	5,396,843

Series 2022 A, Ref. RB	4.00%	05/15/2040	1,500	1,457,082

Series 2022 A, Ref. RB	4.00%	05/15/2041	1,500	1,449,146

Series 2022 A, Ref. RB	4.00%	05/15/2042	1,620	1,555,293

Series 2022 A, Ref. RB	5.00%	05/15/2043	1,500	1,636,266

Series 2022 A, Ref. RB	5.00%	05/15/2044	3,000	3,262,720

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2025	1,150	1,211,171

Series 2020, Ref. RB	5.00%	09/01/2036	5,000	5,389,629

Series 2020, Ref. RB	5.00%	09/01/2039	7,500	8,021,814

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,130	3,087,900

Series 2017 A, Ref. RB	5.00%	06/01/2030	5,000	5,318,403

Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,298,209

Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,273,488

Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,258,991

Utica (City of), NY; Series 2022, GO Notes	2.00%	01/26/2023	5,000	4,978,761

Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2031	20,900	21,579,724

Series 2013, RB	5.00%	12/15/2041	7,930	8,153,253

Westchester County Local Development Corp.; Series 2021, Ref. RB(c)	2.88%	07/01/2026	10,000	9,377,014

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	5.00%	01/01/2027	325	341,474

Western Nassau County Water Authority (Green Bonds);
Series 2021 A, RB	4.00%	04/01/2034	1,240	1,263,112

Series 2021 A, RB	4.00%	04/01/2035	1,225	1,239,515

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	3.00%	12/01/2026	1,170	1,082,241

White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB (CEP - Federal Housing Administration)	6.65%	02/01/2025	20	20,588

Yonkers (City of), NY Industrial Development Agency (Monastery Manor Associates, L.P.); Series 2005, RB(a)	5.00%	04/01/2025	915	917,162

Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	192,071

				1,571,240,534

Puerto Rico–10.02%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	2,040	2,091,819

Series 2002, RB	5.50%	05/15/2039	38,385	38,984,743

PRCCDA Custodial Trust; Series A	2.18%	03/15/2049	121	37,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(l)	0.00%	07/01/2024	$10,467	$9,673,639

Series 2021 A, GO Bonds(l)	0.00%	07/01/2033	941	535,773

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	25,508	25,894,069

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	5,815	6,001,217

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	807	856,786

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	855,454

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	771	846,353

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,427,598

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	604,608

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	505,727

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	767	670,117

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4

Series 2022, RB(l)	0.00%	11/01/2051	15,918	7,859,266

Series 2022, RB(l)	0.00%	11/01/2051	6,882	903,265

Subseries 2022, RN(l)	0.00%	11/01/2043	4,519	2,333,182

Subseries 2022, RN(l)	0.00%	11/01/2051	570	259,972

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (Acquired 12/05/2012-05/14/2013; Cost $500,000) (INS - NATL)(b)(d)	5.00%	07/01/2024	500	501,256

Series 2005 RR, RB (Acquired 05/14/2013; Cost $280,000) (INS - NATL)(b)(d)	5.00%	07/01/2024	280	280,703

Series 2005 SS, Ref. RB (Acquired 12/05/2012-06/17/2013; Cost $830,000) (INS - NATL)(b)(d)	5.00%	07/01/2023	830	832,085

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(b)	5.00%	07/01/2027	835	841,124

Series 2003, RB(g)	5.00%	07/01/2023	135	13,838

Series 2003, RB(g)	5.00%	12/31/2049	90	9,225

Series 2005 K, RB(g)	5.00%	07/01/2024	7,760	2,347,400

Series 2005 K, RB(g)	5.00%	07/01/2025	14,545	4,399,862

Puerto Rico (Commonwealth of) Highway & Transportation Authority (Puerto Rico State Infrastructure Bank);
Series 1998, RB(g)	5.00%	07/01/2028	425	43,563

Series 1998, RB (INS - NATL)(b)	5.00%	07/01/2028	50	50,554

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(a)	6.63%	06/01/2026	20,400	21,137,811

Series 2012, Ref. RB	5.00%	10/01/2022	415	416,254

Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(b)	5.00%	08/01/2027	500	507,304

Series 2005 A, RB	5.25%	08/01/2024	10,000	10,006,292

Puerto Rico (Commonwelath of) Electric Power Authority; Series 2008 WW, RB (Acquired 11/02/2010; Cost $5,048,400)(d)(g)	5.25%	07/01/2025	5,000	4,062,500

Puerto Rico Public Finance Corp.; Series 2011 A, RB (Acquired 07/13/2011; Cost $103,266,845)(d)(g)	6.50%	08/01/2028	105,030	3,938,625

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2024	170	159,516

Series 2018 A-1, RB(l)	0.00%	07/01/2027	5,930	4,973,487

Series 2018 A-1, RB(l)	0.00%	07/01/2031	10,000	6,927,800

Series 2018 A-1, RB(l)	0.00%	07/01/2033	665	415,054

Series 2018 A-1, RB	4.50%	07/01/2034	487	490,836

Series 2018 A-1, RB	4.55%	07/01/2040	246	245,998

Series 2018 A-1, RB(l)	0.00%	07/01/2046	1	286

Series 2018 A-1, RB(l)	0.00%	07/01/2051	1	213

Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,729,951

Series 2018 A-1, RB	5.00%	07/01/2058	2,074	2,012,001

Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,437,068

Series 2019 A-2, RB	4.54%	07/01/2053	75	69,222

Series 2019 A-2, RB	4.78%	07/01/2058	1,004	938,842

Series 2019 A-2B, RB	4.55%	07/01/2040	672	671,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2023	$7,410	$7,379,511

Series 2006 Q, RB	5.00%	06/01/2030	300	292,565

				178,474,209

Guam–0.72%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,840	2,672,241

Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(e)(f)	5.00%	10/01/2022	2,690	2,695,448

Series 2012 A, Ref. RB(e)(f)	5.00%	10/01/2022	4,000	4,008,102

Series 2012 A, Ref. RB(e)(f)	5.00%	10/01/2022	200	200,405

Series 2012 A, Ref. RB(e)(f)	5.00%	10/01/2022	3,185	3,191,451

				12,767,647

Virgin Islands–0.68%
Tobacco Settlement Financing Corp.; Series 2001, RB	5.00%	05/15/2031	220	220,294

Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(c)	5.00%	09/01/2033	1,500	1,578,659

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2023	3,380	3,433,977

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2024	850	863,737

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2025	3,760	3,821,050

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2026	1,715	1,742,964

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2027	50	50,818

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2028	280	284,600

Series 2012, Ref. RB (INS - AGM)(b)	4.00%	10/01/2022	105	105,067

Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(b)	4.50%	07/01/2028	125	125,207

				12,226,373

Northern Mariana Islands–0.07%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(c)	5.00%	06/01/2030	1,285	1,184,155

Total Municipal Obligations (Cost $1,948,584,007)				1,775,892,918

			Shares
Common Stocks & Other Equity Interests–0.01%
New York–0.01%
CMS Liquidating Trust; (Cost $2,185,523)(m)(n)			2,137	106,850

TOTAL INVESTMENTS IN SECURITIES(o)–99.72% (Cost $1,950,769,530)				1,775,999,768

FLOATING RATE NOTE OBLIGATIONS–(1.03)%
Note with an interest and fee rate of 2.22% at 08/31/2022 and a contractual maturity of collateral of 03/15/2043 (See Note 1J)(p)				(18,375,000)

OTHER ASSETS LESS LIABILITIES–1.31%				23,437,206

NET ASSETS–100.00%				$1,781,061,974

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Rochester® Limited Term New York Municipal Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $66,857,662, which represented 3.75% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at August 31, 2022 was $12,289,422, which represented less than 1% of the Fund’s Net Assets.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $14,902,948, which represented less than 1% of the Fund’s Net Assets.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $18,375,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(l)	Zero coupon bond issued at a discount.
(m)	Non-income producing security.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.78%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Fund’s investments with a value of $23,544,363 are held by TOB Trusts and serve as collateral for the $18,375,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	83.37%

General Obligation Bonds	12.77

Pre-Refunded Bonds	3.86

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Rochester® Limited Term New York Municipal Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,950,769,530)	$1,775,999,768

Cash	7,131,440

Receivable for:
Investments sold	11,633,241

Fund shares sold	1,064,322

Interest	20,809,740

Investments matured, at value (Cost $19,195,555)	9,215,853

Investment for trustee deferred compensation and retirement plans	248,785

Other assets	218,801

Total assets	1,826,321,950

Liabilities:
Floating rate note obligations	18,375,000

Payable for:
Investments purchased	22,169,188

Dividends	1,362,866

Fund shares reacquired	2,166,145

Accrued fees to affiliates	690,697

Accrued interest expense	66,684

Accrued trustees’ and officers’ fees and benefits	1,842

Accrued other operating expenses	47,387

Trustee deferred compensation and retirement plans	380,167

Total liabilities	45,259,976

Net assets applicable to shares outstanding	$1,781,061,974

Net assets consist of:
Shares of beneficial interest	$2,384,863,849

Distributable earnings (loss)	(603,801,875)

$1,781,061,974

Net Assets:
Class A	$1,362,063,573

Class C	$80,027,972

Class Y	$338,404,162

Class R6	$566,267

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	486,040,693

Class C	28,738,029

Class Y	120,746,178

Class R6	201,854

Class A:
Net asset value per share	$2.80

Maximum offering price per share
(Net asset value of $2.80 ÷ 97.50%)	$2.87

Class C:
Net asset value and offering price per share	$2.78

Class Y:
Net asset value and offering price per share	$2.80

Class R6:
Net asset value and offering price per share	$2.81

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Rochester® Limited Term New York Municipal Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$31,539,611

Expenses:
Advisory fees	3,612,532

Administrative services fees	130,920

Custodian fees	8,762

Distribution fees:
Class A	1,734,048

Class C	424,325

Interest, facilities and maintenance fees	1,223,265

Transfer agent fees – A, C and Y	593,582

Transfer agent fees – R6	36

Trustees’ and officers’ fees and benefits	13,755

Registration and filing fees	30,367

Reports to shareholders	23,121

Professional services fees	67,112

Other	14,473

Total expenses	7,876,298

Less: Expense offset arrangement(s)	(684)

Net expenses	7,875,614

Net investment income	23,663,997

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(29,745,368)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(87,806,852)

Net realized and unrealized gain (loss)	(117,552,220)

Net increase (decrease) in net assets resulting from operations	$(93,888,223)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Rochester® Limited Term New York Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31,	February 28,
	2022	2022

Operations:
Net investment income	$23,663,997	$37,976,171

Net realized gain (loss)	(29,745,368)	(2,949,801)

Change in net unrealized appreciation (depreciation)	(87,806,852)	(21,739,934)

Net increase (decrease) in net assets resulting from operations	(93,888,223)	13,286,436

Distributions to shareholders from distributable earnings:
Class A	(17,622,646)	(40,441,493)

Class C	(739,690)	(1,813,175)

Class Y	(4,623,360)	(9,022,984)

Class R6	(6,881)	(7,199)

Total distributions from distributable earnings	(22,992,577)	(51,284,851)

Share transactions–net:
Class A	(38,813,627)	109,383,054

Class C	(4,826,817)	103,636

Class Y	20,328,944	85,753,281

Class R6	232,809	195,538

Net increase (decrease) in net assets resulting from share transactions	(23,078,691)	195,435,509

Net increase (decrease) in net assets	(139,959,491)	157,437,094

Net assets:
Beginning of period	1,921,021,465	1,763,584,371

End of period	$1,781,061,974	$1,921,021,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Rochester® Limited Term New York Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/22	$2.98	$0.04	$(0.18)	$(0.14)	$(0.04)	$2.80	(4.84)%	$1,362,064	0.88	%(d)	0.88	%(d)	0.74	%(d)	2.57	%(d)	34%
Year ended 02/28/22	3.04	0.06	(0.04)	0.02	(0.08)	2.98	0.74	1,491,165	0.78		0.78		0.74		2.01		12
Year ended 02/28/21	3.12	0.08	(0.07)	0.01	(0.09)	3.04	0.29 (e)	1,411,111	0.87	(e)	0.87	(e)	0.76	(e)	2.75	(e)	17
Two months ended 02/29/20	3.06	0.01	0.07	0.08	(0.02)	3.12	2.45	1,370,661	0.76	(d)	0.90	(d)	0.76	(d)	2.67	(d)	1
Year ended 12/31/19	2.95	0.09	0.12	0.21	(0.10)	3.06	7.27	1,338,074	0.75		0.90		0.75		2.91		11
Year ended 12/31/18	2.76	0.08	0.20	0.28	(0.09)	2.95	10.38	1,168,856	0.85		1.03		0.85		2.77		36
Year ended 12/31/17	2.95	0.08	(0.18)	(0.10)	(0.09)	2.76	(3.51)	1,198,772	0.82		0.96		0.82		2.85		9
Class C
Six months ended 08/31/22	2.97	0.03	(0.20)	(0.17)	(0.02)	2.78	(5.57)	80,028	1.62	(d)	1.62	(d)	1.49	(d)	1.83	(d)	34
Year ended 02/28/22	3.02	0.04	(0.03)	0.01	(0.06)	2.97	0.31	90,290	1.53		1.53		1.49		1.26		12
Year ended 02/28/21	3.10	0.06	(0.07)	(0.01)	(0.07)	3.02	(0.47)	91,938	1.63		1.63		1.52		1.99		17
Two months ended 02/29/20	3.04	0.01	0.06	0.07	(0.01)	3.10	2.34	195,347	1.51	(d)	1.65	(d)	1.51	(d)	1.92	(d)	1
Year ended 12/31/19	2.93	0.06	0.13	0.19	(0.08)	3.04	6.51	197,113	1.51		1.66		1.51		2.15		11
Year ended 12/31/18	2.74	0.06	0.20	0.26	(0.07)	2.93	9.63	377,338	1.61		1.79		1.61		2.02		36
Year ended 12/31/17	2.93	0.06	(0.18)	(0.12)	(0.07)	2.74	(4.27)	432,706	1.57		1.71		1.57		2.13		9
Class Y
Six months ended 08/31/22	2.99	0.04	(0.19)	(0.15)	(0.04)	2.80	(5.04)	338,404	0.63	(d)	0.63	(d)	0.49	(d)	2.82	(d)	34
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.33	339,209	0.53		0.53		0.49		2.26		12
Year ended 02/28/21	3.12	0.09	(0.07)	0.02	(0.10)	3.04	0.53	260,365	0.63		0.63		0.52		2.99		17
Two months ended 02/29/20	3.06	0.01	0.07	0.08	(0.02)	3.12	2.49	235,989	0.51	(d)	0.65	(d)	0.51	(d)	2.92	(d)	1
Year ended 12/31/19	2.95	0.10	0.12	0.22	(0.11)	3.06	7.53	224,615	0.51		0.66		0.51		3.15		11
Year ended 12/31/18	2.76	0.09	0.20	0.29	(0.10)	2.95	10.65	170,457	0.60		0.78		0.60		3.02		36
Year ended 12/31/17	2.95	0.09	(0.18)	(0.09)	(0.10)	2.76	(3.28)	142,546	0.57		0.71		0.57		3.04		9
Class R6
Six months ended 08/31/22	2.99	0.04	(0.18)	(0.14)	(0.04)	2.81	(4.68)	566	0.58	(d)	0.58	(d)	0.44	(d)	2.87	(d)	34
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.36	357	0.50		0.50		0.46		2.29		12
Year ended 02/28/21	3.12	0.09	(0.07)	0.02	(0.10)	3.04	0.59	170	0.57		0.57		0.46		3.05		17
Two months ended 02/29/20	3.06	0.02	0.06	0.08	(0.02)	3.12	2.50	128	0.48	(d)	0.62	(d)	0.48	(d)	2.95	(d)	1
Period ended 12/31/19(f)	3.05	0.06	0.02	0.08	(0.07)	3.06	2.79	125	0.47	(d)	0.62	(d)	0.47	(d)	3.20	(d)	11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended February 28, 2021.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Rochester® Limited Term New York Municipal Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and unreliable are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are

23	Invesco Rochester® Limited Term New York Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB

24	Invesco Rochester® Limited Term New York Municipal Fund

Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 100 million	0.500%

Next $150 million	0.450%

Next $1.75 billion	0.400%

Next $3 billion	0.390%

Next $5 billion	0.380%

Over $10 billion	0.370%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $2,562 in front-end sales commissions from the sale of Class A shares and $86,198 and $898 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

25	Invesco Rochester® Limited Term New York Municipal Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,775,892,918	$–	$1,775,892,918

Common Stocks & Other Equity Interests	–	–	106,850	106,850

Total Investments in Securities	–	1,775,892,918	106,850	1,775,999,768

Other Investments - Assets

Investments Matured	–	9,215,853	–	9,215,853

Total Investments	$–	$1,785,108,771	$106,850	$1,785,215,621

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $684.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended August 31, 2022, the average daily balance of borrowing under the revolving credit and security agreement was $46,630,435 with an average interest rate of 1.00%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2022, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $15,750,000 and 6.37%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

26	Invesco Rochester® Limited Term New York Municipal Fund

The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$30,267,793	$371,819,074	$402,086,867

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $637,697,850 and $618,714,671, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$9,071,693

Aggregate unrealized (depreciation) of investments	(207,480,761)

Net unrealized appreciation (depreciation) of investments	$(198,409,068)

Cost of investments for tax purposes is $1,983,624,689.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	27,952,551	$79,202,263	83,000,870	$253,944,918

Class C	3,567,017	10,067,868	9,246,181	28,133,355

Class Y	41,206,562	117,336,808	45,690,848	139,622,882

Class R6	81,289	229,508	100,534	309,343

Issued as reinvestment of dividends:
Class A	4,008,562	11,390,460	8,477,779	25,886,899

Class C	182,439	514,715	419,124	1,272,164

Class Y	1,021,219	2,900,451	1,828,376	5,582,094

Class R6	1,162	3,301	1,357	4,142

Automatic conversion of Class C shares to Class A shares:
Class A	1,829,656	5,171,746	4,663,408	14,272,392

Class C	(1,842,411)	(5,171,746)	(4,692,568)	(14,272,392)

Reacquired:
Class A	(47,345,896)	(134,578,096)	(60,457,166)	(184,721,155)

Class C	(3,611,864)	(10,237,654)	(4,949,553)	(15,029,491)

Class Y	(35,107,548)	(99,908,315)	(19,476,624)	(59,451,695)

Class R6	-	-	(38,434)	(117,947)

Net increase (decrease) in share activity	(8,057,262)	$(23,078,691)	63,814,132	$195,435,509

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27	Invesco Rochester® Limited Term New York Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$951.60	$4.33	$1,020.77	$4.48	0.88%
Class C	1,000.00	944.30	7.94	1,017.04	8.24	1.62
Class Y	1,000.00	949.60	3.10	1,022.03	3.21	0.63
Class R6	1,000.00	953.20	2.86	1,022.28	2.96	0.58

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

28	Invesco Rochester® Limited Term New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Limited Term New York Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Bloomberg 5 Year Municipal Bond Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.

29	Invesco Rochester® Limited Term New York Municipal Fund

The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

30	Invesco Rochester® Limited Term New York Municipal Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROLTNYM-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco Rochester® Municipal Opportunities Fund

Nasdaq:

A: ORNAX ∎ C: ORNCX ∎ Y: ORNYX ∎ R5: IORHX ∎ R6: IORYX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

42	Financial Statements

46	Financial Highlights

47	Notes to Financial Statements

53	Fund Expenses

54	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.89%
Class C Shares	-9.12
Class Y Shares	-8.79
Class R5 Shares	-8.79
Class R6 Shares	-8.62
S&P Municipal Bond High Yield Index▼	-7.00
Custom Invesco Rochester Municipal Opportunities Index∎	-6.66

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment-grade.

  The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index. The S&P Municipal Bond Investment Grade Index consists of bonds in the S&P Municipal Bond Index that are rated investment-grade by Standard & Poor’s, Moody’s and/or Fitch.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rochester® Municipal Opportunities Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges
Class A Shares
Inception (10/1/93)	4.38%
10 Years	4.49
5 Years	2.93
1 Year	-15.34

Class C Shares
Inception (8/29/95)	4.37%
10 Years	4.35
5 Years	3.14
1 Year	-13.12

Class Y Shares
Inception (11/29/10)	6.34%
10 Years	5.15
5 Years	4.05
1 Year	-11.42

Class R5 Shares
10 Years	5.06%
5 Years	4.05
1 Year	-11.44

Class R6 Shares
10 Years	5.05%
5 Years	4.03
1 Year	-11.35

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester High Yield Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® High Yield Municipal Fund. The Fund was subsequently renamed the Invesco Rochester® Municipal Opportunities Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rochester® Municipal Opportunities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rochester® Municipal Opportunities Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–116.86%(a)
Alabama–3.61%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	$7,040	$ 6,876,585
Series 2018 A, RB	5.00%	07/01/2048	28,620	29,712,405
Series 2018 D, RB	5.00%	05/01/2035	1,365	1,493,964
Series 2018 D, RB	5.00%	05/01/2036	1,170	1,278,407
Series 2018, RB	5.00%	05/01/2048	12,870	13,810,533
Birmingham (City of), AL;
Series 2018 B, GO Wts.	5.00%	12/01/2036	1,700	1,857,684
Series 2018 B, GO Wts.	5.00%	12/01/2037	1,535	1,670,632
Series 2018 B, GO Wts.	5.00%	12/01/2038	1,575	1,706,190
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,607,920
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	15,000	15,617,862
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.75%	10/01/2046	20,045	20,402,344
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	17,500	17,809,598
Series 2013 D, Revenue Wts.	7.00%	10/01/2051	25,000	27,221,430
Series 2013 D, Revenue Wts.	6.50%	10/01/2053	31,500	34,132,946
Series 2013 F, Revenue Wts.(c)	7.50%	10/01/2039	21,895	22,248,585
Series 2013 F, Revenue Wts.(c)	7.75%	10/01/2046	30,000	30,469,869
Series 2013 F, Revenue Wts.(c)	7.90%	10/01/2050	24,050	24,423,422
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	484,423
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,240,509
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(e)	4.00%	11/01/2045	2,590	2,087,391
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB(b)(e)	6.00%	05/01/2040	6,000	6,043,337
Series 2020 B, RB(e)	8.00%	05/01/2029	1,690	1,615,034
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB	4.00%	06/01/2031	1,850	1,849,104
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	13,365	12,232,990
				280,893,164

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(f)	5.88%	12/01/2027	1,650	33,000
Series 2007 C, RB(f)	6.00%	12/01/2036	500	10,000
University of Alaska; Series 2015 T, RB	5.00%	10/01/2039	200	210,742
				253,742

Arizona–1.75%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(e)	5.50%	07/01/2038	1,165	1,201,974
Series 2018 B, RB(e)	5.63%	07/01/2048	2,250	2,311,024
Series 2018 B, RB(e)	5.75%	07/01/2053	3,500	3,613,175
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(e)	5.13%	08/01/2038	2,515	2,520,604
Series 2018 A, RB(e)	5.25%	08/01/2048	3,945	3,895,286
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(e)	5.50%	07/01/2037	580	570,149
Series 2017, Ref. RB(e)	5.75%	07/01/2047	680	662,409
Series 2017, Ref. RB(e)	5.88%	07/01/2052	645	633,804
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2054	3,000	2,762,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(e)	5.25%	12/15/2038	$1,415	$ 1,461,978
Series 2018 A, RB(e)	5.50%	12/15/2048	2,260	2,336,363
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(d)	5.00%	06/01/2049	2,250	2,388,240
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	410,420
East San Luis (City of), AZ Community Facilities District (Assessment Area One);
Series 2007, RB(g)	6.38%	01/01/2028	650	614,552
Series 2009, Ref. RB(f)(g)	8.50%	01/01/2028	140	91,000
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,800,236
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools);
Series 2018 A, RB	5.00%	02/15/2038	500	506,131
Series 2018 A, RB	5.00%	02/15/2048	1,200	1,197,774
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(e)	6.00%	01/01/2048	11,475	8,612,227
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	220	230,860
Series 2017 C, RB	5.00%	07/01/2048	405	419,497
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	93	93,067
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	849,453
Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	86	86,062
Series 2006, RB	5.30%	07/01/2030	397	397,118
Parkway Community Facilities District No. 1 Prescott Valley;
Series 2006, GO Bonds	5.30%	07/15/2025	265	249,199
Series 2006, GO Bonds	5.35%	07/15/2031	350	288,924
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,545	1,518,217
Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(e)	5.50%	07/01/2046	4,135	4,253,820
Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR(b)(h)	5.88%	11/01/2037	2,585	2,056,464
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,008,483
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(e)	9.50%	04/01/2052	7,900	7,345,898
Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB	5.00%	07/01/2048	1,185	1,232,713
Phoenix Civic Improvement Corp.; Series 2018, RB(b)	5.00%	07/01/2048	10,000	10,334,734
Pima (County of), AZ Industrial Development Authority; Series 2021, RB(e)	5.00%	07/01/2056	2,285	2,097,165
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2015, Ref. RB(e)	5.63%	06/15/2045	2,250	2,285,963
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,590	2,593,855
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(i)(j)	5.00%	06/15/2025	1,550	1,659,676
Series 2017 C, RB(i)(j)	5.00%	06/15/2025	2,830	3,030,246
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.50%	09/01/2046	2,400	2,298,355
Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(e)	6.50%	11/01/2047	5,530	5,241,703
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(e)	6.00%	12/01/2036	3,315	3,377,944
Series 2016, Ref. RB(e)	6.00%	12/01/2046	6,310	6,356,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(e)	6.00%	07/01/2035	$1,025	$ 1,046,239
Series 2015, RB(e)	6.13%	07/01/2045	3,310	3,356,324
Series 2019, RB	5.13%	07/01/2039	650	622,726
Series 2019, RB	5.25%	07/01/2049	810	753,843
Pinal (County of), AZ Industrial Development Authority; Series 2021 C, RB(b)(e)	5.50%	10/01/2033	20,560	19,528,116
Pinal (County of), AZ Industrial Development Authority (Green Bonds); Series 2021 B, RB(b)(c)	5.50%	10/01/2033	5,853	5,559,244
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(b)	6.25%	06/01/2026	355	358,451
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(e)	5.60%	07/01/2031	181	160,344
Southside Community Facilities District No. 1; Series 2008, RB(g)	7.25%	07/01/2032	929	757,749
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	6.00%	10/01/2037	1,010	977,854
Series 2017 A, RB(e)	6.13%	10/01/2052	2,360	2,222,861
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	6.00%	07/15/2027	1,800	1,815,460
Series 2013 B, GO Bonds(e)	5.70%	07/15/2029	675	678,641
Series 2013 B, GO Bonds(e)	6.00%	07/15/2033	610	612,507
				136,346,256

Arkansas–0.06%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	4,455	4,455,000

California–14.67%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	145	145,286
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(k)	0.00%	06/01/2055	212,950	18,805,040
California (State of);
Series 2007, Ref. GO Bonds (INS - AGM)(d)	5.25%	08/01/2032	78,845	95,777,689
Series 2012, GO Bonds	5.00%	09/01/2042	8,515	8,533,787
Series 2019, GO Bonds	5.00%	04/01/2049	3,200	3,473,474
Series 2020, Ref. GO Bonds	4.00%	03/01/2037	12,500	12,876,359
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	13,000	13,140,599
Series 2021, GO Bonds(l)	4.00%	10/01/2039	8,105	8,218,215
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	32,465	36,316,833
Series 2021, Ref. GO Bonds	4.00%	10/01/2041	65	65,442
Series 2021, Ref. GO Bonds(l)	4.00%	10/01/2041	6,500	6,544,166
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(j)	4.00%	08/01/2031	20,000	20,189,074
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(k)	0.00%	06/01/2050	520,920	95,740,095
Series 2006 B, RB(k)	0.00%	06/01/2050	107,400	17,252,425
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	1,345	1,365,007
Series 2002, RB	6.00%	06/01/2042	19,120	19,404,725
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	4,768,961
Series 2006 A, RB(k)	0.00%	06/01/2046	127,310	27,883,373
Series 2006 B, RB(k)	0.00%	06/01/2046	33,920	7,175,186
Series 2006 C, RB(k)	0.00%	06/01/2055	215,100	21,759,365
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	4,515	4,516,349
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2040	8,800	8,765,395
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	580	582,019
California (State of) Infrastructure & Economic Development Bank; Series 2019, RB(l)	5.00%	05/15/2052	31,530	33,915,055
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2043	10,800	11,008,302
Series 2018 A, RB(b)	5.00%	12/31/2047	2,750	2,791,085
Series 2018 B, RB(b)	5.00%	06/01/2048	2,575	2,611,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB(b)(e)(f)	8.00%	12/01/2027	$3,000	$ 180,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(b)(e)(f)	7.50%	07/01/2032	6,075	3,645,000
Series 2017, RB(b)(e)(f)	8.00%	07/01/2039	14,995	8,997,000
Series 2020, RB(b)(e)(f)(h)	7.50%	07/01/2032	2,650	1,802,000
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(e)	6.50%	07/01/2050	4,130	4,230,674
California (State of) School Finance Authority (Grimmway Schools); Series 2016 A, RB(e)	5.25%	07/01/2051	5,945	6,022,663
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.00%	05/01/2027	345	346,031
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.75%	05/01/2037	900	914,612
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.88%	05/01/2047	1,230	1,241,599
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(e)	5.13%	06/01/2047	595	591,237
Series 2017 A, RB(e)	5.25%	06/01/2052	665	665,615
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.25%	07/01/2052	1,450	1,327,788
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,200	7,290,894
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	4,335	4,411,773
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,248,373
Series 2002, RB	6.00%	05/01/2043	100	101,773
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	4,075	4,048,142
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(k)	0.00%	08/01/2042	7,780	3,378,843
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(i)(j)	5.00%	06/01/2027	555	621,386
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	965	967,623
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(b)	5.00%	05/15/2043	4,000	4,199,884
Los Angeles (City of), CA Department of Airports;
Series 2018 C, RB(b)(l)	5.00%	05/15/2044	55,750	57,821,575
Series 2018, RB(b)(l)	5.00%	05/15/2043	25,000	26,160,095
Series 2020 C, RB(b)	4.00%	05/15/2050	34,780	32,178,220
Series 2021 A, Ref. RB(b)	5.00%	05/15/2046	8,150	8,547,448
Series 2021 D, Ref. RB(b)	4.00%	05/15/2051	25,375	23,328,981
Series 2022 A, RB(b)	4.00%	05/15/2049	14,845	13,691,705
Series 2022 H, RB(b)	5.25%	05/15/2047	8,000	8,620,854
Series 2022 H, RB(b)	5.00%	05/15/2052	4,490	4,725,397
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(b)	5.00%	05/15/2052	4,485	4,720,135
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.00%	05/15/2035	1,000	1,058,033
Series 2018 A, RB(b)	5.00%	05/15/2036	1,385	1,462,951
Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2047	10,000	10,658,450
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building);
Series 2018 A, RB(i)(j)	5.00%	12/01/2028	3,075	3,519,036
Series 2018 A, RB	5.00%	12/01/2043	13,345	14,523,298
Series 2018 A, RB	5.00%	12/01/2051	4,800	5,188,620
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	10,000	9,640,030
Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,500	4,788,072
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,514
Placer (County of), CA Community Facilities District;
Series 2021, RB	4.00%	09/01/2046	2,450	2,162,653
Series 2021, RB	4.00%	09/01/2051	3,270	2,820,143
Regents of the University of California Medical Center;
Series 2022 P, RB	5.00%	05/15/2047	15,000	16,483,483
Series 2022 P, RB(l)(m)	5.00%	05/15/2047	40,000	43,955,956
Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(b)	9.25%	08/01/2024	3,040	3,055,520
Rialto (City of), CA Redevelopment Agency Successor Agency; Series 2018, Ref. RB	5.00%	09/01/2037	3,975	4,311,001
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	10,000	10,491,143

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2056	$14,000	$ 12,941,620
Series 2021 A, RB	5.00%	07/01/2056	7,500	7,993,618
Series 2021 B, RB(b)	5.00%	07/01/2051	15,000	15,570,640
Series 2021 B, RB(b)	4.00%	07/01/2056	33,985	30,538,561
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(b)	5.00%	05/01/2048	4,700	4,850,968
Second Series 2022 A, Ref. RB(b)	4.00%	05/01/2052	5,750	5,234,852
Series 2016 B, RB(b)	5.00%	05/01/2041	20,630	21,343,645
Series 2019 E, RB(b)	5.00%	05/01/2050	58,000	60,077,954
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(k)	0.00%	06/01/2036	60,785	28,695,146
Series 2007 A, RB(k)	0.00%	06/01/2047	58,990	14,469,869
Series 2007 B, RB(k)	0.00%	06/01/2047	13,505	3,242,128
Series 2007 C, RB(k)	0.00%	06/01/2056	61,600	5,587,699
State of California; Series 2022, GO Bonds(l)	5.00%	04/01/2047	27,035	30,002,729
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGM)(d)(k)	0.00%	08/01/2037	6,245	3,355,572
Series 2011 D, GO Bonds (INS - AGM)(d)(k)	0.00%	08/01/2038	12,115	6,183,114
Series 2011 D, GO Bonds (INS - AGM)(d)(k)	0.00%	08/01/2041	14,735	6,439,839
Series 2011 D, GO Bonds (INS - AGM)(d)(k)	0.00%	08/01/2043	17,145	6,735,825
University of California;
Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	1,905,528
Series 2021 BH, Ref. RB	4.00%	05/15/2051	3,000	2,852,339
Vacaville Unified School District; Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	1,786,511
West County Facilities Financing Authority (Green Bonds); Series 2021, RB	4.00%	06/01/2051	7,000	6,621,086
				1,141,245,442

Colorado–7.73%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,485	2,366,150
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	3,991,314
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,785,543
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	977,928
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	437,094
Arista Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,239,904
Series 2018 A, Ref. GO Bonds	5.13%	12/01/2048	3,500	3,403,752
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	907,910
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,420,055
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,194,405
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	23,362,993
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,260	3,306,182
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,225,989
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	483,712
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,132,621
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,493,574
Baseline Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	2,190	1,991,391
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(c)(e)	6.75%	12/01/2049	3,785	3,097,875
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	769,976
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	3,000	2,984,698
Blue Lake Metropolitan District No. 3; Series 2018 A, GO Bonds	5.25%	12/01/2048	1,740	1,607,229
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	529	507,542
Board of Governors of Colorado State University System; Series 2015 A, RB	4.13%	03/01/2055	6,300	5,842,270
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	629,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	$2,000	$ 1,774,022
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,629,367
Bromley Park Metropolitan District No. 2; Series 2018 B, Ref. GO Bonds	6.38%	12/15/2047	1,000	1,001,334
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	2,695	2,632,112
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	13,288,200
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,509,303
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	2,004,135
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	4,078,050
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	3,699,819
Cherrylane Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2047	1,323	1,306,482
Series 2018 B, GO Bonds	7.38%	12/15/2047	574	536,979
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,152,398
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,995	4,035,682
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	583,111
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	474,456
Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2041	575	539,823
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	897,888
Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,068,332
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,500	1,419,603
Colliers Hill Metropolitan District No. 2; Series 2022, Ref. GO Bonds	6.00%	12/15/2047	2,250	1,907,116
Colorado (State of) Health Facilities Authority; Series 2019 A, Ref. RB	4.00%	01/01/2037	3,050	3,037,136
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2049	1,500	1,297,864
Series 2021 A, RB	5.00%	05/15/2058	3,250	2,691,778
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	5,190	5,368,638
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2022 A, Ref. RB	4.00%	05/15/2052	22,500	21,252,942
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 B, Ref. RB	4.00%	01/01/2040	3,000	2,926,207
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	535	457,583
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	1,040	1,011,170
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	14,059,863
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	6,903,991
Series 2020 B, GO Bonds(e)	7.50%	12/15/2050	3,490	3,176,276
Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	4,250	4,071,549
Series 2019, RB	5.00%	12/01/2043	2,750	2,565,654
Copperleaf Metropolitan District No. 3;
Series 2017 A, GO Bonds(i)(j)	5.00%	12/01/2022	500	518,251
Series 2017 A, GO Bonds(i)(j)	5.13%	12/01/2022	700	725,766
Series 2017 B, GO Bonds(i)(j)	7.63%	12/15/2022	506	528,245
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(g)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,244,138
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,165	2,060,326
Series 2019, GO Bonds	7.75%	12/15/2049	616	573,149
Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(e)	7.25%	12/01/2052	3,600	3,503,376
Cundall Farms Metropolitan District;
Series 2017 B, GO Bonds(i)(j)	7.38%	12/15/2022	750	782,099
Series 2017 C, GO Bonds(i)(j)	12.00%	12/15/2022	792	835,794
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	4,010	3,870,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2025	$170	$ 170,954
Series 2021 A, RB	4.00%	08/01/2051	10,000	9,676,531
Series 2022 A, RB(b)	5.00%	11/15/2047	7,500	7,852,006
Series 2022 A, RB(b)	4.13%	11/15/2053	7,000	6,480,902
Series 2022 A, RB(b)	5.50%	11/15/2053	7,250	7,853,968
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	7,500	7,499,687
Denver Connection West Metropolitan District; Series 2017 A, GO Bonds(i)(j)	5.38%	12/01/2022	1,250	1,296,451
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,358	1,370,097
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,139,760
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,313,423
Deutsche Bank Spears/Lifers Trust; Series 2013, RB(i)(j)(l)	5.00%	01/01/2024	14,350	14,828,425
Dinosaur Ridge Metropolitan District; Series 2019 A, Ref. RB	5.00%	06/01/2049	1,260	1,187,477
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	20,000	20,040,206
Dublin North Metropolitan District No. 2; Series 2018 A, GO Bonds(i)(j)	5.13%	12/01/2023	1,657	1,696,667
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	852,875
Eagle County School District No. Re50J; Series 2021, COP (INS - AGM)(d)	4.00%	12/01/2051	7,105	6,436,515
Eagle River Water and Sanitation District;
Series 2020 A, RB (INS - AGM)(d)	4.00%	12/01/2045	1,250	1,218,724
Series 2020 A, RB (INS - AGM)(d)	4.00%	12/01/2049	2,200	2,117,594
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,559,331
Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2051	2,000	1,720,861
Series 2021 B, GO Bonds(e)	8.00%	12/15/2051	1,910	1,724,187
Elbert (County of), CO & Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(e)	5.75%	12/01/2046	2,600	2,629,849
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,903,692
Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,575	1,426,084
First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	517,983
Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,039	938,630
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,875	6,525,784
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(e)	6.00%	12/01/2049	2,965	2,857,617
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	933,195
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(c)	6.13%	12/01/2050	3,075	2,346,703
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(e)	4.75%	12/01/2051	3,000	2,430,465
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,286,247
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	867,439
Hawthorn Metropolitan District No. 2; Series 2017 C, GO Bonds(i)(j)	10.00%	12/15/2022	928	974,740
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(e)	7.75%	12/15/2050	515	480,449
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,276,804
HM Metropolitan District No. 2; Series 2021, GO Bonds(c)	5.75%	12/01/2051	24,038	13,762,844
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,337,184
Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,719,657
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,015	5,037,448
Interpark Metropolitan District; Series 2018, GO Bonds(e)	5.50%	12/01/2048	1,675	1,671,431
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,307,596
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	9,910	9,860,334
Jones District Community Authority Board; Series 2020 A, RB(c)	5.75%	12/01/2050	6,800	5,720,246
Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(e)	5.63%	12/01/2050	1,695	1,613,670
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,555,835
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	2,900	2,648,853
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,551,067
Leyden Ranch Metropolitan District;
Series 2017 B, GO Bonds	7.00%	12/15/2047	500	467,510
Series 2017 C, GO Bonds	11.00%	12/15/2050	600	566,660
Littleton Village Metropolitan District No. 2; Series 2018, Ref. GO Bonds	7.63%	12/15/2028	1,140	1,132,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	$1,185	$ 1,186,809
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	491,314
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	674,835
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	566,144
Millers Landing Business Improvement District;
Series 2018 A, RB(e)	6.00%	12/01/2048	8,065	7,755,406
Series 2018 B, RB(e)	8.00%	12/01/2048	2,185	2,090,632
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,359,981
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,371,800
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	964,525
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	923,258
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,879,181
North Holly Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2048	1,760	1,760,157
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	7,028,100
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	16,537,124
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,620,221
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	847,140
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,106,910
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	2,290	2,301,353
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,290	2,335,184
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,272,020
Pronghorn Valley Metropolitan District; Series 2021 A, GO Bonds	4.00%	12/01/2051	650	523,406
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(e)	4.75%	12/01/2045	3,375	3,123,894
PV-ERU Holding Trust; Series 2019, RB(k)	0.00%	02/14/2039	12,585	2,642,850
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,113,576
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,138,980
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	530,928
Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,359,426
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	1,000,500
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	1,939,076
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,587,594
Series 2022 B, RB	7.75%	12/15/2052	5,000	4,668,678
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	23,575	23,616,563
Sabell Metropolitan District;
Series 2020 A, GO Bonds(e)	5.00%	12/01/2050	1,060	952,378
Series 2020 B-3, GO Bonds(e)	8.25%	12/15/2050	605	562,591
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	5,895,483
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,577,801
Series 2021 C, GO Bonds(e)	7.63%	12/15/2052	8,288	7,510,038
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(e)	5.13%	12/01/2050	1,630	1,507,625
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	558,978
Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,595,474
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	880	930,531
Series 2019, RB	5.00%	12/01/2049	2,835	2,865,022
Series 2022 A, GO Bonds(e)	5.75%	12/01/2052	5,000	4,832,745
Series 2022 B, GO Bonds(e)	8.75%	12/15/2052	6,367	6,204,631
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,743,934
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	966,286
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	2,096,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	$810	$ 804,650
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,266,614
Series 2020 B, GO Bonds	8.50%	12/15/2049	729	673,272
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,588,672
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,572,208
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,712,320
Sterling Ranch Community Authority Board; Series 2020 B, RB	7.13%	12/15/2050	750	703,706
Stone Creek Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2047	2,000	2,009,942
Series 2018, GO Bonds	7.88%	12/15/2047	600	574,800
Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	1,175	1,175,761
Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	7,551,959
Tallyn’s Reach Metropolitan District No. 3; Series 2013, Ref. GO Bonds(e)(i)(j)	5.00%	12/01/2023	282	289,699
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,854,951
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,531,893
Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,505,984
Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	1,875,278
Series 2018 B, GO Bonds	7.75%	12/15/2047	953	912,252
Trails at Crowfoot Metropolitan District No. 3; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	1,897,294
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	5,933,306
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,000	3,688,622
Series 2021 A-2, GO Bonds(c)	5.50%	12/01/2051	3,000	2,481,665
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,610	1,618,583
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	482,083
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,437	1,278,201
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(e)	5.63%	12/01/2048	1,375	1,379,495
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	974,703
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,281,000
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,694,271
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds(i)(j)	5.00%	12/01/2024	600	646,001
Series 2019 B, GO Bonds(e)(i)(j)	7.75%	12/01/2024	504	570,891
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	700,859
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	602,911
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,825	1,774,078
				601,213,762

Connecticut–0.21%
Connecticut (State of);
Series 2021 A, RB	5.00%	05/01/2041	2,500	2,749,708
Series 2022 A, GO Bonds	4.00%	01/15/2032	4,635	4,938,633
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	3,870	3,427,869
Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	2,538,469
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(f)(g)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(f)	6.05%	07/01/2031	13,420	2,985,951
				16,697,030

District of Columbia–3.38%
District of Columbia; Series 2022 A, RB	5.00%	07/01/2039	10,000	11,330,815
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	02/28/2037	1,850	1,984,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	$32,955	$ 33,935,991
Series 2006 C, RB(k)	0.00%	06/15/2055	850,680	79,691,192
Series 2006 D, RB(k)	0.00%	06/15/2055	555,000	43,484,472
District of Columbia Water & Sewer Authority;
Series 2012 A, RB	5.00%	10/01/2037	10,000	10,018,938
Series 2012 C, Ref. RB(i)(j)	5.00%	10/01/2022	5,115	5,126,201
Series 2018 B, RB	5.00%	10/01/2049	1,045	1,124,762
Metropolitan Washington Airports Authority;
Series 2012 A, RB(b)(i)(j)	5.00%	10/01/2022	5,865	5,877,362
Series 2018 A, Ref. RB(b)	5.00%	10/01/2048	1,810	1,872,908
Series 2019 A, RB(b)(l)	4.00%	10/01/2035	11,530	11,266,295
Series 2019 A, Ref. RB(b)	5.00%	10/01/2044	3,500	3,653,235
Series 2019 A, Ref. RB(b)	5.00%	10/01/2049	16,585	17,222,387
Series 2020 A, Ref. RB(b)	4.00%	10/01/2036	3,400	3,306,451
Series 2020 A, Ref. RB(b)	4.00%	10/01/2038	5,570	5,351,244
Series 2020 A, Ref. RB(b)	4.00%	10/01/2039	2,385	2,288,991
Series 2021 A, Ref. RB(b)	4.00%	10/01/2051	15,800	14,518,198
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2053	10,000	8,886,904
Washington (State of) Metropolitan Area Transit Authority (Green Bonds); Series 2021 A, RB	5.00%	07/15/2030	1,625	1,889,599
				262,830,303

Florida–8.55%
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB(i)(j)	8.00%	10/01/2022	1,000	1,024,340
Series 2012 A, Ref. RB(i)(j)	8.00%	10/01/2022	1,000	1,024,340
Series 2012 A, Ref. RB(i)(j)	8.00%	10/01/2022	750	768,255
Amelia Concourse Community Development District;
Series 2007, RB(f)(g)	5.75%	05/01/2038	3,865	3,749,050
Series 2016, RB	6.00%	05/01/2047	1,865	1,905,933
Series 2019 B-2, RB	7.25%	05/01/2029	295	277,580
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,520	2,545,094
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,865	1,865,353
Babcock Ranch Community Independent Special District;
Series 2022, RB	5.00%	05/01/2042	2,000	2,028,883
Series 2022, RB	5.00%	05/01/2053	1,500	1,509,007
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB(i)(j)	6.00%	10/01/2022	7,555	7,577,500
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,527,542
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	5.00%	04/01/2052	7,620	8,094,521
Broward (County of), FL;
Series 2019 A, RB	5.00%	09/01/2044	8,605	9,063,294
Series 2019 A, RB(b)	5.00%	10/01/2044	8,400	8,731,340
Series 2019 A, RB(b)	4.00%	10/01/2049	4,505	4,106,538
Series 2019 A, RB(b)	5.00%	10/01/2049	16,405	16,974,844
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	25,000	22,544,165
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	910	907,161
Canaveral Port Authority; Series 2018 A, RB(b)	5.00%	06/01/2045	9,320	9,745,643
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,551,086
Series 2019 A, RB	5.00%	12/15/2054	1,085	1,087,394
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	3,040	2,692,613
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(e)	5.63%	08/01/2037	1,025	821,929
Series 2017, RB(e)	5.88%	08/01/2052	3,925	2,895,385
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(e)	5.38%	06/15/2038	850	853,068
Series 2018 A, RB(e)	5.38%	06/15/2048	1,590	1,547,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(e)	5.00%	12/15/2050	$3,955	$ 3,832,488
Series 2020, RB(e)	5.00%	12/15/2055	2,845	2,709,493
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(e)	5.75%	06/01/2054	3,735	3,487,857
Series 2019 B, RB(e)	6.00%	06/01/2028	360	343,507
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(e)	5.00%	10/15/2047	1,100	1,073,801
Series 2017 A, RB(e)	5.00%	10/15/2052	755	729,876
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	779,610
Series 2015, RB	5.75%	11/01/2047	1,855	1,890,778
CFM Community Development District; Series 2004 A, RB(f)(g)	6.25%	05/01/2035	1,987	168,910
Chapel Creek Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2038	7,075	4,740,250
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2021, RB(b)(e)	4.00%	10/01/2041	1,500	1,218,567
Series 2021, RB(b)(e)	4.00%	10/01/2051	5,000	3,735,041
City of South Miami Health Facilities Authority, Inc.; Series 2018, RB(l)	4.00%	08/15/2036	14,000	13,842,074
Clearwater Cay Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(e)	5.00%	12/01/2037	1,150	1,128,270
Series 2017 A, RB(e)	5.00%	12/01/2047	1,875	1,750,127
Creekside Community Development District; Series 2006, RB(f)(g)	5.20%	05/01/2038	1,690	760,500
CrossCreek Community Development District;
Series 2007 A, RB	5.60%	05/01/2039	10	9,820
Series 2016 A, RB	5.60%	05/01/2037	105	102,743
Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2050	7,000	6,198,704
Florida (State of);
Series 2018, GO Bonds(l)	4.00%	07/01/2037	3,725	3,820,610
Series 2018, GO Bonds(l)	4.00%	07/01/2038	4,030	4,094,496
Series 2018, GO Bonds(l)	4.00%	07/01/2039	4,195	4,230,502
Series 2018, GO Bonds(l)	4.00%	07/01/2040	4,360	4,393,485
Florida (State of) Department of Transportation; Series 2013 A, RB	4.00%	07/01/2037	9,510	9,512,122
Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(e)	6.00%	08/15/2057	3,250	3,184,720
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(e)	5.00%	07/15/2046	6,045	5,957,627
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	303,967
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	990,912
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(e)(j)	6.38%	01/01/2026	13,000	12,275,545
Series 2019 A, Ref. RB(b)(e)(j)	6.50%	01/01/2029	14,305	12,991,091
Glades Correctional Development Corp.;
Series 2017 A, RB(h)	7.00%	03/01/2030	4,209	2,549,202
Series 2017 B, RB(h)	1.00%	03/01/2030	2,393	598,234
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	4.00%	10/01/2052	7,500	6,835,198
Series 2019 A, RB(b)	4.00%	10/01/2049	16,490	15,199,944
Series 2019 A, RB(b)	5.00%	10/01/2049	9,980	10,369,708
Series 2019 A, RB(b)	5.00%	10/01/2054	8,000	8,287,443
Series 2022 A, RB(b)	5.00%	10/01/2046	18,985	19,929,771
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	285	285,041
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 A, RB(b)	5.00%	10/01/2048	11,500	11,862,482
Series 2018 E, RB(b)	5.00%	10/01/2043	3,120	3,244,552
Series 2022 A, RB(b)	4.00%	10/01/2052	5,075	4,648,488
Hillsborough (County of), FL Port District (Tamp Port Authority); Series 2018 B, RB(b)	5.00%	06/01/2046	9,700	10,126,799
Hillsborough County Aviation Authority; Series 2022, RB(b)(l)	5.00%	10/01/2047	10,000	10,488,614
Indigo Community Development District; Series 2005, RB(f)(g)	5.75%	05/01/2036	4,775	3,199,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JEA Water & Sewer System; Series 2021 A, Ref. RB	5.00%	10/01/2031	$1,945	$ 2,276,810
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(e)	5.00%	01/15/2049	820	791,993
Series 2019, RB(e)	5.00%	01/15/2054	635	606,916
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	1,842,756
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB(e)	7.13%	01/01/2052	21,000	16,380,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	1,685	1,592,818
Series 2018 A, RB(e)	5.75%	07/15/2053	1,830	1,827,230
Lee (County of), FL;
Series 2021 B, RB(b)	5.00%	10/01/2046	10,500	10,894,691
Series 2021 B, RB(b)	4.00%	10/01/2051	30,000	27,384,711
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.75%	12/01/2052	1,785	1,343,969
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,405	2,406,613
Magnolia Creek Community Development District; Series 2007 A, RB(f)(g)	5.90%	05/01/2039	590	324,500
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	175	176,185
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	10,431
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	18,645	19,311,052
Series 2021, RB	5.00%	10/01/2046	5,655	6,085,950
Series 2021, RB	4.00%	10/01/2051	7,845	7,383,923
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2046	16,935	15,386,667
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2050	14,790	13,381,835
Miami-Dade (County of), FL Transit System; Series 2018, RB(l)	4.00%	07/01/2045	11,000	10,170,326
Miami-Dade (County of), FL Water & Sewer System; Series 2019 B, RB(l)(m)	4.00%	10/01/2049	80,000	72,449,400
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB(h)	6.90%	01/01/2038	8,745	7,792,760
Naturewalk Community Development District; Series 2007 A, RB(f)(g)	5.50%	05/01/2038	4,345	1,564,200
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	2,000	1,990,261
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	10,090	10,097,271
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,776,172
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	800,315
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(b)(e)	5.88%	01/01/2033	21,000	21,780,110
Portofino Isles Community Development District (Portofino Court); Series 2005, RB(f)(g)	5.60%	05/01/2036	5,905	3,661,100
Reunion East Community Development District;
Series 2002 A-2, RB(f)(g)	7.38%	05/01/2033	1,425	14
Series 2005, RB(f)(g)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	120	115,365
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	3,265	3,002,513
South Bay Community Development District;
Series 2005 A, RB(f)(g)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	5,860	5,743,963
Series 2005 A-2, Ref. RB(f)(g)	6.60%	12/31/2049	3,800	1,900,000
Series 2005 B-2, Ref. RB(f)(g)	6.60%	12/31/2049	3,240	1,620,005
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	540	540,174
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	11,080	11,082,666
Treeline Preserve Community Development District; Series 2007 A, RB(f)(g)	6.80%	05/01/2039	4,950	693,000
University of Central Florida; Series 2021 A, Ref. RB	5.00%	10/01/2031	1,565	1,791,562
Villages of Avignon Community Development District (The); Series 2007 A, RB(f)(g)	5.40%	05/01/2037	755	52,850
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	295	296,670
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,083,842
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,790,398
Series 2016 A-2, RB	5.38%	05/01/2046	2,335	2,303,349
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	2,255	2,255,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Waterstone Community Development District;
Series 2007 A, RB(c)(g)	6.88%	05/01/2037	$1,214	$ 799,660
Series 2007 B, RB(g)(k)	0.00%	11/01/2028	8,097	4,835,661
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	7,980	7,986,312
Series 2005 A-2, RB(f)(g)	5.75%	12/31/2049	7,610	4,413,800
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,465	1,465,171
Westside Community Development District;
Series 2019 2, RB(f)	5.65%	05/01/2037	1,010	709,228
Series 2019 2, RB(f)	7.20%	05/01/2038	520	364,755
Wildwood (City of), FL Utility Dependent District (South Sumter Utility); Series 2021, RB (INS - BAM)(d)	5.00%	10/01/2052	4,750	4,996,449
Zephyr Ridge Community Development District; Series 2006 A, RB(f)(g)	5.63%	05/01/2037	2,635	1,106,480
				665,194,547

Georgia–2.73%
Atlanta (City of), GA; Series 2019 D, RB(b)	4.00%	07/01/2040	4,000	3,831,770
Atlanta (City of), GA Department of Aviation;
Series 2019 B, RB(b)	5.00%	07/01/2044	23,280	24,169,820
Series 2022 A, RB	4.00%	07/01/2052	10,000	9,606,530
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,452,457
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.);
Series 2019 A, Ref. RB(e)	5.00%	01/01/2039	7,325	5,644,894
Series 2019 A, Ref. RB(e)	5.13%	01/01/2049	6,000	4,277,668
Series 2019 A, Ref. RB(e)	5.25%	01/01/2054	5,000	3,544,330
Series 2019 B, Ref. RB(e)	6.13%	01/01/2027	2,375	2,251,428
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	18,350	17,658,567
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,004,938
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,588,264
Series 2018 A, RB	6.25%	12/01/2048	19,530	18,494,390
Series 2018 A, RB	6.50%	12/01/2053	13,210	12,715,167
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB	5.00%	03/01/2027	2,275	2,126,937
Series 2017, Ref. RB	5.00%	03/01/2037	6,885	5,509,221
Series 2017, Ref. RB	5.00%	03/01/2047	8,860	6,526,467
Series 2017, Ref. RB	5.13%	03/01/2052	3,475	2,538,401
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	4.00%	01/01/2054	6,800	5,841,016
Series 2021, RB(e)	5.00%	01/01/2054	4,750	4,062,495
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB (INS - BAM)(d)	4.00%	01/01/2049	4,000	3,722,056
Georgia (State of) Ports Authority;
Series 2022, RB	4.00%	07/01/2047	5,000	4,799,797
Series 2022, RB	4.00%	07/01/2052	7,000	6,656,241
Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(e)(i)(k)	0.00%	06/01/2024	1,305	1,230,394
Series 2014 A, RB(e)(i)(j)(k)	0.00%	06/01/2024	3,750	1,938,296
Series 2014 B, RB(c)(e)(i)(j)	7.00%	06/01/2024	13,600	13,653,781
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(i)(j)	5.00%	04/01/2024	7,405	7,661,125
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,400	3,485,836
Series 2022 B, RB(j)	5.00%	06/01/2029	15,500	16,283,091
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,370,541
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,169,323
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	2,672,486
Series 2018 A-2, RB(j)	5.50%	12/01/2028	2,090	1,928,310
				212,416,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.61%
Hawaii (State of);
Series 2020 A, Ref. RB(b)	4.00%	07/01/2033	$2,250	$ 2,344,228
Series 2020 A, Ref. RB(b)	4.00%	07/01/2036	600	605,894
Series 2020 C, Ref. RB	4.00%	07/01/2037	600	612,431
Series 2020 C, Ref. RB	4.00%	07/01/2038	750	759,492
Series 2020 C, Ref. RB	4.00%	07/01/2040	425	425,465
Series 2022-XX1217, RB (INS - BAM)(b)(d)(l)(m)	5.00%	07/01/2051	32,450	33,875,223
Honolulu (City & County of), HI (Green Bonds); Series 2022 A, RB	5.25%	07/01/2051	7,500	8,501,328
				47,124,061

Idaho–0.16%
Boise City (City of), ID (Public Parking Facilities);
Series 2021 A, Ref. RB	5.00%	09/01/2046	4,000	4,296,367
Series 2021 A, Ref. RB	5.00%	09/01/2051	5,125	5,483,902
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	773,806
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(e)	6.00%	07/01/2039	370	400,721
Series 2018 A, RB(e)	6.00%	07/01/2054	1,135	1,210,594
Nampa Local Improvement District No. 148; Series 2010, RB	6.63%	09/01/2030	67	67,710
				12,233,100

Illinois–4.29%
Caseyville (Village of), IL (Forst Lakes); Series 2004, RB(f)(g)	7.00%	12/30/2022	30,685	306,849
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	30	30,019
Chicago (City of), IL (O’Hare International Airport);
Series 2013 C, RB(b)	5.38%	01/01/2039	7,085	7,127,065
Series 2013 C, RB(b)	5.50%	01/01/2044	20,265	20,372,021
Series 2013 D, RB	5.25%	01/01/2034	7,930	7,987,845
Series 2013, RB	5.50%	01/01/2026	1,680	1,696,172
Series 2017 D, RB(b)	5.00%	01/01/2047	2,500	2,538,446
Series 2017 D, RB(b)	5.00%	01/01/2052	5,000	5,061,116
Series 2018 B, RB	5.00%	01/01/2053	16,890	17,678,062
Series 2018, RB(b)	5.00%	07/01/2048	3,750	3,804,109
Series 2022 A, RB(b)	5.50%	01/01/2055	20,000	21,289,744
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	7,626,538
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,629,768
Series 2016, RB	6.00%	04/01/2046	5,700	6,096,560
Series 2018, RB	5.00%	04/01/2046	7,555	7,762,754
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2015 A, GO Bonds(i)(j)	5.00%	12/01/2024	2,870	3,034,185
Chicago (City of), IL Midway International Airport; Series 2014 A, Ref. RB(b)	5.00%	01/01/2033	3,000	3,057,011
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	844	844,443
Evanston (City of), IL (Roycemore School); Series 2021, RB(e)	4.63%	04/01/2051	1,250	965,233
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	2,070	1,895,393
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds(f)(h)	5.50%	12/01/2027	6,165	5,648,681
Series 2007 A, Ref. GO Bonds(f)(h)	5.63%	12/01/2032	1,800	1,649,250
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	5,542,212
Series 2014, GO Bonds	5.00%	02/01/2039	2,865	2,914,568
Series 2016 A, RB	4.00%	06/15/2032	5,000	5,059,597
Series 2016 C, Ref. RB	4.00%	06/15/2031	5,000	5,080,799
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	664,042
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,974,451
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,536,963
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,205,121
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,851,521

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority;
Series 2006, RB(b)	6.50%	12/01/2037	$8,775	$ 7,250,081
Series 2012 A, RB(i)(j)	6.00%	10/01/2022	1,000	1,002,978
Series 2017, Ref. RB(h)	5.00%	02/15/2027	2,000	1,400,000
Series 2017, Ref. RB(h)	5.00%	02/15/2037	7,000	4,795,000
Series 2017, Ref. RB	5.13%	05/15/2038	1,000	848,341
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,676,151
Series 2017, Ref. RB	5.00%	08/01/2042	575	587,976
Series 2017, Ref. RB(h)	5.13%	02/15/2045	3,120	2,059,200
Series 2017, Ref. RB	5.25%	05/15/2054	2,825	2,189,418
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	2,940	2,927,665
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	1,061,948
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	1,028,347
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	2,195,671
Illinois (State of) Finance Authority (Northshore University Health);
Series 2020, Ref. RB	4.00%	08/15/2040	4,000	3,826,309
Series 2020, Ref. RB	4.00%	08/15/2041	1,750	1,663,958
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	586,108
Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,330,881
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	711,773
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,495	3,619,131
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,552,924
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(e)	5.45%	01/01/2046	1,640	1,280,954
Series 2016 A, RB(e)	5.60%	01/01/2056	1,775	1,346,563
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - AGM)(d)(k)	0.00%	12/15/2040	15,000	6,552,450
Series 2010 B, Ref. RB (INS - AGM)(d)(k)	0.00%	06/15/2046	15,000	4,853,048
Series 2010 B-1, Ref. RB (INS - AGM)(d)(k)	0.00%	06/15/2043	6,450	2,437,143
Series 2010 B-1, Ref. RB (INS - AGM)(d)(k)	0.00%	06/15/2044	10,225	3,664,321
Series 2010 B-1, Ref. RB (INS - AGM)(d)(k)	0.00%	06/15/2047	31,755	9,769,962
Series 2012 B, RB (INS - AGM)(d)(k)	0.00%	12/15/2041	5,000	2,062,539
Series 2017, Ref. RB (INS - AGM)(d)(k)	0.00%	12/15/2056	22,000	4,179,536
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2038	9,765	9,828,384
Series 2021 A, RB(l)	4.00%	01/01/2046	40,500	38,565,696
Series 2021 A, RB	5.00%	01/01/2046	15,500	16,632,817
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,220	1,256,111
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,876,585
Mundelein (Village of), IL; Series 2019, GO Bonds (INS - AGM)(d)	4.00%	12/15/2044	4,500	4,459,948
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(f)	6.00%	03/01/2036	1,180	1,180,103
Quad Cities Regional Economic Development Authority (Pheasant Ridge Apartments); Series 2005, RB(b)	6.38%	08/01/2040	4,875	3,166,816
Robbins (Village of), IL; Series 1999 C, RB(b)	7.25%	10/15/2024	0	154
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2048	4,000	4,209,168
Southwestern Illinois Development Authority;
Series 2006, RB(f)	5.63%	11/01/2026	2,795	1,677,000
Series 2008 A, Ref. RB(g)	7.00%	10/01/2022	7,845	1,176,750
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	0.00%	12/31/2038	1,915	1,405,910
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,188	1,175,389
Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	2,000	2,023,319
				334,025,064

Indiana–1.51%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	9,376,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(e)	5.38%	01/01/2040	$2,745	$ 2,365,035
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	11,925	10,087,009
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	2,931,773
Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(e)	5.63%	01/01/2038	7,000	6,097,166
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	575	513,598
Series 2017, RB	5.35%	01/01/2038	3,850	3,287,202
Goshen (City of), IN (Green Oaks of Goshen); Series 2021 A, RB(e)	5.00%	08/01/2041	4,065	3,197,947
Indiana (State of) Finance Authority; Series 2017, Ref. RB	5.38%	07/01/2047	2,050	2,057,182
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(e)	5.90%	07/01/2038	770	776,901
Series 2018 A, Ref. RB(e)	6.00%	07/01/2048	1,185	1,191,605
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,225	5,591,804
Series 2016, RB	5.50%	01/01/2037	3,815	3,355,470
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(e)	5.38%	10/01/2040	7,000	5,957,582
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(e)	5.00%	01/01/2039	3,365	2,710,205
Indiana (State of) Housing & Community Development Authority (Vita of Marion);
Series 2021 A, RB(e)	5.00%	04/01/2031	660	586,050
Series 2021 A, RB(e)	5.25%	04/01/2041	4,000	3,336,426
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(e)	5.25%	11/01/2040	4,500	3,815,699
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	1,095	1,014,844
Series 2017, RB	5.88%	01/01/2037	4,555	4,184,255
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	995	916,323
Series 2017, RB	5.80%	01/01/2037	5,160	4,700,465
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,531,830
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,405	14,401,574
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(e)	5.10%	01/01/2032	480	427,919
Series 2017, RB(e)	5.38%	01/01/2038	5,475	4,641,525
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,955	6,818,320
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,312,816
Valparaiso (City of), IN (Green Oaks of Valparaiso); Series 2021, RB(e)	5.38%	12/01/2041	3,600	2,860,818
Vincennes (City of), IN; Series 2016, Ref. RB(e)	6.25%	01/01/2029	2,530	2,299,196
				117,345,019

Iowa–0.27%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,396,609
Series 2018, RB	6.00%	10/01/2048	2,780	2,701,401
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	340	336,278
Series 2007, RB(f)	5.90%	12/01/2028	1,160	23,200
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	665,994
Series 2018, RB	5.13%	08/01/2048	1,750	1,473,277
Series 2018, RB	5.25%	08/01/2055	2,500	2,092,297
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(b)(e)	5.00%	12/01/2051	5,960	4,611,074
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	250	230,656
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	850	805,772
Series 2021 B-2, Ref. RB(k)	0.00%	06/01/2065	54,300	6,658,907
				20,995,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.15%
Ellis County Unified School District No. 489 Hays;
Series 2022 B, Ref. GO Bonds (INS - AGM)(d)	5.00%	09/01/2042	$2,250	$ 2,427,027
Series 2022 B, Ref. GO Bonds (INS - AGM)(d)	5.00%	09/01/2047	2,750	2,938,370
Series 2022 B, Ref. GO Bonds (INS - AGM)(d)	4.00%	09/01/2052	4,000	3,744,017
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,256,810
Johnson and Miami (Counties of), FL Unified School District No. 230; Series 2013, GO Bonds	3.00%	09/01/2024	100	100,000
Olathe (City of), KS; Series 2006, RB(g)(n)	5.00%	03/01/2026	2,613	1,175,775
Pittsburgh (City of), KS; Series 2006, RB	4.90%	04/01/2024	180	163,896
				11,805,895

Kentucky–0.05%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	1,000	1,008,802
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(d)	5.00%	05/01/2033	900	988,302
Series 2018, RB (INS - BAM)(d)	5.00%	05/01/2034	800	875,457
Kuttawa (City of), KY; Series 1999, RB	6.75%	03/01/2029	1,270	1,212,945
				4,085,506

Louisiana–0.48%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(b)(e)	5.25%	05/01/2043	1,220	1,134,510
Series 2019, RB(e)	4.40%	11/01/2044	3,275	2,908,755
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	12,501,007
Series 2019 A, RB	5.00%	01/01/2055	12,000	8,751,070
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	2,435	2,478,873
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(e)	3.88%	11/01/2045	4,250	3,356,094
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010, RB(e)	6.35%	07/01/2040	5,115	5,671,300
Series 2010, RB(e)	6.35%	10/01/2040	440	487,854
				37,289,463

Maine–0.18%
Maine (State of) Finance Authority; Series 2015 R-2, RB(b)(e)(j)	4.38%	08/01/2025	2,000	1,994,794
Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(b)	6.88%	10/01/2026	12,265	12,332,516
				14,327,310

Maryland–1.18%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,120,324
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,384,255
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,773,183
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,344,657
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,622,601
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,197,222
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	977,462
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,073,080
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,173,534
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,388,332
Baltimore (County of), MD; Series 2018, GO Bonds(l)	4.00%	03/01/2040	9,525	9,637,166
Maryland (State of) Stadium Authority; Series 2018, RB(i)(l)	5.00%	05/01/2047	45,950	49,406,014
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	10,000	10,603,464
				91,701,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–1.01%
Massachusetts (Commonwealth of); Series 2005, Ref. RB (INS - NATL)(d)	5.50%	01/01/2034	$23,000	$ 27,168,888
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program); Series 2019 A, RB	5.00%	06/01/2049	1,000	1,077,396
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.13%	11/15/2046	4,565	4,712,423
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2014, RB	5.13%	07/01/2044	4,000	4,061,750
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(b)	5.00%	07/01/2038	5,000	5,323,176
Series 2019 A, Ref. RB(b)	5.00%	07/01/2039	6,000	6,371,479
Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	4,000	4,236,591
Series 2021 E, RB(b)	5.00%	07/01/2051	15,000	15,816,948
Saugus (Town of), MA;
Series 2018, GO Bonds(l)	4.00%	03/01/2039	2,240	2,245,944
Series 2018, GO Bonds(l)	4.00%	03/01/2040	2,500	2,484,171
Series 2018, GO Bonds(l)	4.00%	03/01/2041	2,670	2,623,884
Series 2018, GO Bonds(l)	4.00%	03/01/2042	2,750	2,683,610
				78,806,260

Michigan–2.09%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	1,000	850,831
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	397,453
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,127,789
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,540	1,543,108
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,636,086
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,922,391
Detroit (City of), MI; Series 2003, GO Bonds (INS - SGI)(d)	5.25%	04/01/2023	15	15,517
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(d)(l)	6.00%	05/01/2029	10,100	11,483,547
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	3,554,772
Series 2019 A, Ref. RB	5.75%	04/01/2049	22,310	17,396,091
Series 2019 A, Ref. RB	5.75%	04/01/2054	11,000	8,396,994
Series 2019 B, RB	6.00%	04/01/2027	4,090	3,905,364
Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,358,561
Michigan (State of) Building Authority (Facilities Program); Series 2022 I, RB	4.00%	10/15/2052	4,250	3,869,162
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,337,095
Series 2007, RB	6.50%	12/01/2037	555	555,104
Series 2008 C, RB(k)	0.00%	06/01/2058	804,975	36,974,112
Series 2010 A, RB	5.90%	12/01/2030	1,290	1,271,690
Series 2014, Ref. RB(e)(i)(j)	6.75%	07/01/2024	7,885	8,438,220
Series 2014, Ref. RB(e)	6.75%	07/01/2044	16,465	16,728,644
Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,054,036
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	207,385
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2012, RB (INS - AGM)(d)	5.00%	11/15/2036	6,500	6,535,716
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	3,820	4,121,736
Series 2019 B, RB	5.00%	02/15/2048	5,350	5,751,368
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	2,929,117
Wayne (County of), MI; Series 1999, RB(b)	6.00%	12/01/2029	13,255	13,259,390
				162,621,279

Minnesota–0.84%
Bethel (City of), MN;
Series 2018, RB	5.00%	06/01/2053	600	542,560
Series 2018, RB	5.25%	06/01/2058	1,625	1,477,150
Series 2019, RB	5.00%	05/01/2054	2,610	2,290,039
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	2,939,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	$8,895	$ 5,940,060
Series 2016 B, RB	6.50%	11/01/2035	3,060	2,168,813
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(b)(e)	5.00%	12/01/2050	6,630	5,072,320
Series 2021 B, RB(e)	6.50%	12/01/2026	510	487,092
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB(h)	6.00%	08/01/2035	5,735	4,604,673
Duluth (City of), MN Economic Development Authority (Cambia Hills of Wast Bethel);
Series 2018, RB(f)	5.45%	12/01/2046	380	91,200
Series 2018, RB(f)	5.63%	12/01/2055	1,000	240,000
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	9,794,207
Series 2021 B, RB	6.00%	07/01/2028	625	583,561
International Falls (City of), MN; Series 1999, Ref. RB(b)	6.85%	12/01/2029	6,570	6,606,166
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2022 B, Ref. RB(b)	5.00%	01/01/2047	4,000	4,190,105
Series 2022 B, Ref. RB(b)	5.25%	01/01/2047	3,775	4,028,966
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	3,000	3,081,832
Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(e)	5.00%	08/01/2053	500	491,476
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	6.25%	07/01/2037	1,075	1,113,300
Series 2017 A, RB(e)	6.50%	07/01/2048	4,740	4,899,705
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	443,585
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	1,482	1,362,386
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.50%	07/01/2052	1,075	1,090,827
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	992,627
Series 2019, RB	5.00%	07/01/2055	1,000	981,573
				65,513,701

Mississippi–0.36%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(d)	5.00%	03/01/2036	10,000	11,327,324
Mississippi State University Educational Building Corp.; Series 2018, RB(l)	4.00%	08/01/2043	13,015	12,518,739
Stonebridge Public Improvement District; Series 2007, RB(f)(h)	7.50%	10/01/2042	16,410	2,527,140
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,385	1,271,273
				27,644,476

Missouri–1.15%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(f)(h)	5.75%	06/01/2026	4,900	980,000
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(g)	7.05%	05/01/2027	10,480	8,997,721
Series 2005, RB	5.50%	06/01/2029	2,580	2,423,159
Series 2007 A, RB(g)	5.75%	05/01/2026	1,980	1,704,291
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	6.13%	12/01/2036	570	357,675
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021, RB(e)	7.00%	10/01/2051	3,590	2,929,454
Chesterfield Valley Transportation Development District; Series 2018, RB(c)	5.50%	05/15/2046	5,000	2,981,875
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(g)	5.63%	04/01/2027	3,100	2,624,666
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(g)(n)	5.00%	05/01/2026	3,020	1,389,200
Series 2006 A, RB(g)(n)	5.00%	05/01/2036	3,825	1,759,500
Grindstone Plaza Transportation Development District;
Series 2006 A, RB	5.40%	10/01/2026	365	365,063
Series 2006 A, RB	5.55%	10/01/2036	115	113,503
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	5.25%	12/01/2048	4,900	4,960,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority;
Series 2004 A, RB(b)	6.75%	07/01/2036	$980	$ 824,367
Series 2019, RB(e)	5.00%	07/01/2040	5,665	5,049,504
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(b)	5.00%	03/01/2046	23,130	23,761,047
Series 2019 B, RB (INS - AGM)(b)(d)	5.00%	03/01/2049	5,000	5,161,480
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,890	1,712,646
Lee’s Summit (City of), MO Industrial Development Authority;
Series 2007, RB(f)(g)	5.75%	03/01/2029	750	465,000
Series 2012, RB	6.00%	05/01/2042	2,800	2,627,853
Move Rolla Transportation Development District; Series 2017, RB	4.63%	06/01/2042	2,095	1,973,818
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	582	475,963
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	675	626,706
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	5.00%	10/01/2046	2,750	2,352,149
St. Louis (City of), MO;
Series 2007, RB(g)(n)	6.30%	04/01/2027	3,043	699,890
Series 2007, RB(g)	5.50%	05/29/2028	2,031	826,105
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(f)(g)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority;
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,307,654
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,719,913
St. Louis (County of), MO;
Series 2006, RB(g)(n)	6.00%	08/21/2026	1,660	332,000
Series 2006, RB(g)(n)	6.00%	08/21/2026	2,442	537,240
Series 2007 A, RB(g)	5.50%	01/20/2028	2,256	947,520
Series 2007 A, RB(g)	5.50%	09/02/2028	1,108	365,640
Series 2007 B, RB(g)(n)	5.50%	01/20/2028	1,510	75,500
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(e)	5.88%	03/01/2033	3,100	2,949,645
Stone Canyon Community Improvement District; Series 2007, RB(f)(g)	5.75%	04/01/2027	975	253,500
				89,769,558

Montana–0.02%
Hardin (City of), MT; Series 2006, RB(g)(n)	6.25%	09/01/2031	5,935	1,187,000

Nevada–0.55%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	775	778,968
Series 2007 A, RB	5.05%	02/01/2031	730	732,606
Series 2018 A, GO Bonds(l)	5.00%	05/01/2048	27,500	29,388,744
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	06/01/2043	7,160	7,672,972
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	1,000	1,005,294
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	110	110,718
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(e)(k)	0.00%	07/01/2058	23,500	3,147,414
				42,836,716

New Hampshire–0.24%
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(e)	5.25%	07/01/2039	1,400	1,310,699
Series 2019 A, RB(e)	5.63%	07/01/2046	770	735,443
Series 2019 A, RB(e)	5.75%	07/01/2054	2,680	2,559,518
Series 2020-1A, RB	4.13%	01/20/2034	7,224	7,052,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB(e)(f)(h)	5.25%	07/01/2027	$1,100	$ 440,000
Series 2017 A, RB(e)(f)(h)	6.13%	12/31/2049	1,725	690,000
Series 2017 A, RB(e)(f)(h)	6.25%	12/31/2049	865	346,000
Series 2017 A, RB(e)(f)(h)	6.13%	07/01/2052	14,375	5,750,000
				18,884,319

New Jersey–1.65%
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2031	5,000	5,339,892
Series 2020 A, GO Bonds	4.00%	06/01/2032	5,000	5,341,483
New Jersey (State of) Economic Development Authority; Series 2019 B, RB(e)	5.75%	10/01/2026	765	728,995
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(e)	5.00%	10/01/2039	6,000	5,073,908
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 2000 B, RB(b)	5.63%	11/15/2030	8,550	8,793,536
Series 2012, RB(b)	5.75%	09/15/2027	925	926,541
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	6.50%	11/01/2052	690	740,484
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(e)	5.38%	07/01/2047	1,865	1,742,652
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(e)	6.00%	10/01/2034	565	576,341
Series 2014 A, RB(e)	6.20%	10/01/2044	750	762,797
Series 2014 A, RB(e)	6.30%	10/01/2049	500	509,011
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	5.38%	10/01/2050	5,000	4,869,050
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,955	3,186,777
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,875	1,891,603
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,001,472
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,170,365
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	5.13%	09/01/2052	2,055	2,034,793
New Jersey (State of) Economic Development Authority (University Heights Charter School); Series 2018 A, RB(e)	5.75%	09/01/2050	2,630	2,343,218
New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	4,850,630
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB(e)(h)	5.75%	10/01/2038	4,970	4,006,140
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(d)(k)	0.00%	12/15/2037	10,000	5,251,105
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,300	3,527,127
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	3,772,721
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	18,650	19,268,945
Series 2018 B, Ref. RB	5.00%	06/01/2046	39,350	39,659,669
				128,369,255

New Mexico–0.12%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	581,214
Farmington (City of), NM (San Juan and Four Corners); Series 2016 A, Ref. RB	2.15%	04/01/2033	7,355	5,928,323
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	50	47,997
Series 2015 B, RB	5.90%	09/01/2032	320	307,178
Series 2015 C, RB	5.90%	09/01/2032	420	395,799
Series 2015 D, RB(k)	0.00%	03/01/2032	330	155,690
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,770	1,770,829
				9,187,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–25.14%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(b)(e)	5.50%	12/31/2040	$9,655	$ 8,792,033
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(k)	0.00%	06/01/2055	17,700	981,476
Essex (County of), NY Industrial Development Agency; Series 2017, RB(b)(h)	6.25%	06/01/2047	4,060	3,218,427
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(e)(f)	5.88%	01/01/2052	5,400	4,050,000
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2042	14,000	13,658,666
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2042	5,000	5,385,703
Metropolitan Transportation Authority;
Series 2012 A, Ref. RB	5.00%	11/15/2028	5,250	5,277,508
Series 2013 D, RB(i)(j)	5.25%	11/15/2023	900	931,200
Series 2013 D, RB(i)(j)	5.25%	11/15/2023	900	931,200
Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	4,291,577
Series 2018, RB(l)	5.25%	11/15/2057	10,000	10,673,838
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	5,005	5,150,289
Series 2017 B-1, RB	5.00%	11/15/2042	3,000	3,217,551
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	11,685,158
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	22,772,779
Series 2020 A-1, RB	4.00%	11/15/2051	12,000	10,560,041
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	26,587,591
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	30,768,652
Subseries 2016 B-1, RB	5.00%	11/15/2051	10,470	10,960,499
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	6.00%	06/01/2030	1,000	1,002,251
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	32,815	30,647,750
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB(h)	5.00%	01/01/2058	8,272	4,843,929
Series 2021, Ref. RB(e)(h)	9.00%	01/01/2041	3,970	3,488,764
New York & New Jersey (States of) Port Authority;
Series 2017, RB(b)(l)	5.00%	11/15/2047	19,725	20,201,810
Series 2017, RB(l)	5.00%	04/15/2057	11,050	11,648,056
Series 2017, RB(l)	5.00%	05/15/2057	13,000	13,752,593
Series 2018 206, RB(b)(l)	5.00%	11/15/2042	2,000	2,065,244
Series 2019 220, RB(b)	4.00%	11/01/2059	25,765	22,633,921
Series 2020 221, RB(b)	4.00%	07/15/2045	4,000	3,635,784
Series 2020 221, RB(b)	4.00%	07/15/2055	17,230	15,235,820
Series 2020 221, RB(b)	4.00%	07/15/2060	62,090	54,508,047
Series 2020 222, Ref. RB	4.00%	07/15/2037	2,000	1,994,082
Series 2020 222, Ref. RB	4.00%	07/15/2038	2,250	2,220,381
Series 2020 222, Ref. RB	4.00%	07/15/2039	2,250	2,211,057
Series 2020, RB(b)(l)	5.00%	11/01/2049	50,045	51,644,533
Series 2020-222, Ref. RB	4.00%	07/15/2040	2,000	1,958,526
Series 2021, Ref. RB(b)	4.00%	07/15/2041	1,850	1,718,713
Series 2021, Ref. RB(b)	4.00%	07/15/2051	10,450	9,344,367
Series 2021, Ref. RB(b)	4.00%	07/15/2061	14,595	12,801,002
New York (City of), NY;
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	5,000	4,735,788
Series 2021 CC-1, RB(l)	4.00%	06/15/2051	15,000	14,229,521
Series 2021 F-1, GO Bonds	5.00%	03/01/2023	200	202,698
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	6,545	6,259,593
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	27,200	29,035,312
Series 2022-XF1336, RB(l)	5.00%	06/15/2051	25,000	26,829,650
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2039	1,975	2,114,039
New York (City of), NY Industrial Development Agency; Series 1997, RB(b)(i)	6.20%	10/01/2022	4,430	4,443,716
New York (City of), NY Municipal Water Finance Authority;
Series 2021 AA-1, RB	4.00%	06/15/2051	5,000	4,743,173
Series 2022 CC-1, RB	4.00%	06/15/2052	23,375	22,115,050
Subseries 2019 FF-1, RB	4.00%	06/15/2049	9,535	9,092,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2018 A-3, RB(l)	5.00%	08/01/2041	$53,425	$ 57,150,689
Series 2018 B-1, RB(l)	5.00%	08/01/2045	20,140	21,353,501
Series 2018 C-3, RB(l)	5.00%	05/01/2041	16,810	18,108,438
Series 2018 S-3, RB(l)	5.00%	07/15/2035	25,000	27,303,318
Series 2018, RB(l)	5.00%	08/01/2042	13,000	14,017,102
Series 2019 F-1, RB(l)	5.00%	05/01/2042	55,000	58,537,903
Series 2020 C-1, RB	4.00%	05/01/2045	4,600	4,370,014
Series 2020 D, RB	4.00%	11/01/2046	7,500	7,097,870
Series 2020 D, RB	4.00%	11/01/2047	10,000	9,434,297
Series 2021 E-1, RB	4.00%	02/01/2049	16,865	15,835,441
Series 2022 C-1, RB	4.00%	02/01/2051	10,000	9,334,679
Series 2022 F-1, RB	4.00%	02/01/2051	2,500	2,333,670
Series 2022 F-1, RB	5.00%	02/01/2051	5,000	5,403,962
Series 2022-XF1337, RB(l)	5.00%	02/01/2047	12,000	12,989,419
Subseries 2018 A-1, RB	5.00%	08/01/2040	2,450	2,651,398
New York (State of) Dormitory Authority;
Series 2018 A, RB(l)	5.00%	03/15/2044	15,000	15,899,663
Series 2018 E, RB(l)	5.00%	03/15/2041	10,000	10,756,433
Series 2018 E, Ref. RB	5.00%	03/15/2042	5,000	5,367,607
Series 2020 A, Ref. RB	4.00%	03/15/2047	19,300	18,279,740
Series 2020 D, Ref. RB	4.00%	02/15/2047	5,000	4,736,170
Series 2021 A, Ref. RB	4.00%	03/15/2047	22,375	21,192,186
Series 2021 E, Ref. RB	4.00%	03/15/2047	15,900	15,059,475
Series 2022-XF2996, RB(l)	5.00%	03/15/2042	38,270	41,083,668
New York (State of) Dormitory Authority (Rockefeller University); Series 2019 C, Ref. RB	4.00%	07/01/2049	10,000	9,221,220
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	25,500	23,898,615
Series 2020 A, Ref. RB	4.00%	11/15/2055	5,000	4,606,827
Series 2020 A, Ref. RB	4.00%	11/15/2060	23,550	21,151,294
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	19,250	17,856,223
Series 2020 N, RB	4.00%	01/01/2046	3,360	3,179,634
Series 2021 A-1, Ref. RB	4.00%	03/15/2045	12,080	11,528,606
Series 2022-XX1212, RB(l)(m)	4.00%	03/15/2057	59,635	55,088,451
New York (State of) Thruway Authority (Bidding Group 2); Series 2021 A-1, Ref. RB	4.00%	03/15/2041	10,000	9,688,271
New York (State of) Thruway Authority (Bidding Group 3);
Series 2022, Ref. RB	4.00%	03/15/2043	10,645	10,229,785
Series 2022, Ref. RB	4.00%	03/15/2044	20,965	20,097,906
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	10,500	9,836,940
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	35,240	32,922,093
New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	15,773,209
New York City Municipal Water Finance Authority; Series 2022-XF1336, RB(l)	5.00%	06/15/2052	10,000	10,758,104
New York City Transitional Finance Authority Future Tax Secured Revenue;
Series 2022, RB(l)	5.00%	08/01/2045	16,000	17,378,262
Series 2022, RB(l)	5.00%	02/01/2047	15,500	16,778,000
New York Counties Tobacco Trust V; Series 2005 S4B, RB(e)(k)	0.00%	06/01/2060	234,000	8,332,132
New York State Dormitory Authority; Series 2022, RB(l)	4.00%	03/15/2048	54,290	51,274,261
New York State Thruway Authority; Series 2022, RB(l)	4.00%	03/15/2051	36,050	33,869,739
New York State Urban Development Corp; Series 2022, RB(l)	4.00%	03/15/2044	46,270	44,230,895
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2049	49,745	46,701,551
Series 2020 C, Ref. RB	5.00%	03/15/2047	14,700	15,719,652
Series 2020 C, Ref. RB	4.00%	03/15/2049	18,500	17,340,581
Series 2022-XF1334, RB(l)	5.00%	03/15/2041	14,060	15,233,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(b)	5.25%	08/01/2031	$13,930	$ 14,791,587
Series 2020, Ref. RB(b)	5.38%	08/01/2036	9,800	10,561,301
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	49,805	50,063,543
Series 2016, Ref. RB(b)	5.00%	08/01/2031	43,220	43,444,359
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(b)	4.00%	07/01/2031	2,525	2,503,871
Series 2016 A, RB(b)	5.00%	07/01/2034	2,500	2,575,323
Series 2020, RB(b)	5.00%	10/01/2040	20,000	20,600,612
Series 2020, RB(b)	4.38%	10/01/2045	6,500	6,031,392
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(b)	5.00%	07/01/2046	2,500	2,558,631
Triborough Bridge & Tunnel Authority;
Series 2020 A, RB(l)	5.00%	11/15/2049	31,720	33,729,215
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	8,000	8,580,841
Series 2021 C-3, RB	4.00%	05/15/2051	10,000	9,377,504
Series 2022, RB	5.00%	05/15/2040	8,085	8,906,545
Series 2022, RB(l)	4.00%	05/15/2046	17,800	16,855,966
Series 2022-XF1332, RB(l)	5.25%	05/15/2052	94,835	104,982,734
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	25,750	27,122,995
Series 2021 A, RB	5.00%	11/15/2051	11,000	11,690,578
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,544,694
Triborough Bridge & Tunnel Authority Sales Tax Revenue;
Series 2022, RB(l)	5.25%	05/15/2052	25,000	27,654,570
Series 2022, RB(l)	5.25%	05/15/2057	20,000	21,965,138
Series 2022, RB(l)	5.25%	05/15/2062	31,400	34,347,936
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	465	442,182
				1,955,575,914

North Carolina–0.22%
Charlotte (City of), NC;
Series 2019 B, Ref. COP	4.00%	06/01/2038	1,000	1,011,068
Series 2019 B, Ref. COP	4.00%	06/01/2039	750	751,909
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	15,631,808
				17,394,785

North Dakota–0.20%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB(b)(e)	6.63%	12/15/2031	3,000	1,841,004
Series 2021, RB(b)(e)	7.00%	12/15/2043	23,500	13,864,356
				15,705,360

Northern Mariana Islands–0.27%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(e)	5.00%	10/01/2033	23,505	21,058,205

Ohio–3.38%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	8,735	7,829,305
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	131,300	125,060,395
Series 2020 B-3, Ref. RB(k)	0.00%	06/01/2057	104,895	12,698,211
Butler (County of), NY Port Authority; Series 2013, Ref. RB(i)(j)	7.00%	07/01/2023	5,645	5,854,626
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(e)	4.50%	12/01/2055	750	625,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	$815	$ 844,317
Series 2018, Ref. RB	5.50%	12/01/2043	735	764,842
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,994,006
Columbus (City of) & Franklin (County of), OH Finance Authority; Series 2007 A, RB	6.00%	05/15/2035	150	150,200
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	10,000	10,377,469
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	5,074,978
Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	873,499
Series 2019 A, RB	4.00%	09/01/2045	1,750	1,462,172
FirstEnergy Solutions Corp.;
Class A3(g)	3.75%	12/01/2023	7,750	28,051
Class B5(g)	3.10%	03/01/2023	2,000	7,239
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	540	540,663
Series 2004, RB	6.40%	02/15/2034	2,500	2,499,787
Hardin (County of), OH (Ohio Northern University); Series 2020, Ref. RB	5.50%	05/01/2050	3,000	2,844,877
Hickory Chase Community Authority; Series 2019, Ref. RB(e)	5.00%	12/01/2040	1,855	1,741,537
Lorain (County of), OH Port Authority; Series 2005 A, RB(b)	6.00%	11/15/2025	100	99,028
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	4,000	2,835,288
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,121,368
Series 2019, Ref. RB	5.13%	12/01/2049	6,000	5,700,053
Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,060	983,466
Ohio (State of) Air Quality Development Authority; Series 2019, RB(b)(e)	5.00%	07/01/2049	10,000	9,476,491
Ohio (State of) Higher Educational Facility Commission (Denison University); Series 2019, RB	5.00%	11/01/2044	10,960	11,803,381
Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	23,700	24,449,591
Ohio (State of) Higher Educational Facility Commission (Menorah Park Obligated Group); Series 2018, Ref. RB	5.25%	01/01/2048	5,750	4,557,827
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(e)	5.45%	01/01/2038	5,400	4,434,929
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2012, Ref. RB	5.75%	12/01/2032	4,100	4,112,331
Warren (County of), OH Port Authority;
Series 2019 D, RB(e)	4.00%	12/01/2039	2,305	2,053,857
Series 2019 D, RB(e)	5.00%	12/01/2052	3,670	3,611,655
Series 2019, RB(e)	5.25%	12/01/2052	6,105	5,476,472
				262,987,037

Oklahoma–0.36%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB(h)	6.63%	10/01/2037	4,500	4,277,857
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(b)	6.50%	09/01/2026	100	100,319
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(e)	4.00%	12/01/2043	2,575	2,088,725
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(j)	5.00%	06/01/2025	20,660	21,372,227
				27,839,128

Oregon–0.77%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	958,776
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	967,615
Oregon (State of) Facilities Authority;
Series 2015 A, RB(e)	5.75%	06/15/2046	1,740	1,758,082
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,494,166
Port of Portland OR Airport Revenue; Series 2022, RB(b)(l)	5.00%	07/01/2052	30,000	31,268,370
Portland (Port of), OR;
Series 2020 A, RB(b)	4.00%	07/01/2050	10,000	9,058,105
Series 2022 28, RB(b)	4.00%	07/01/2047	14,220	12,998,283
				59,503,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–1.81%
Allegheny (County of), PA Airport Authority;
Series 2021 A, RB(b)	5.00%	01/01/2051	$7,370	$ 7,590,703
Series 2021 A, RB(b)	5.00%	01/01/2056	1,320	1,351,231
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	17,800	18,302,683
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	4,005	4,267,002
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.38%	05/01/2042	8,000	8,253,101
Series 2022, RB(e)	5.25%	05/01/2042	3,750	3,892,029
Chester (County of), PA Industrial Development Authority;
Series 2016, RB	5.25%	01/01/2037	1,710	1,485,107
Series 2016, RB	5.50%	01/01/2052	11,080	9,102,476
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(e)	5.00%	03/01/2038	483	485,996
Series 2018, RB(e)	5.13%	03/01/2048	915	913,060
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,828,401
Series 2016 A, Ref. RB	6.00%	06/01/2051	3,215	3,300,923
Dauphin (County of), PA Industrial Development Authority (Dauphin Construction Water Supply); Series 1992 A, RB(b)	6.90%	06/01/2024	3,400	3,634,981
Lancaster (City of), PA; Series 2018, GO Bonds (INS - BAM)(d)	4.00%	11/01/2040	5	5,023
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB(h)	5.00%	12/01/2032	1,260	1,034,999
Series 2017, Ref. RB(h)	5.25%	12/01/2037	1,705	1,329,875
Series 2017, Ref. RB(h)	5.30%	12/01/2038	500	386,291
Series 2017, Ref. RB(h)	5.38%	12/01/2047	3,140	2,283,240
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB(g)(h)(n)	5.00%	12/31/2023	8,239	1,482,958
Series 2013, RB(g)(n)	5.00%	12/31/2023	3,336	600,575
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	13	12,478
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 B, RB	5.25%	12/01/2044	560	574,185
Series 2021 A, Ref. RB(l)(m)	4.00%	12/01/2051	50,000	48,093,595
Philadelphia (City of), PA Authority for Industrial Development (Architecture & Design Charter High School); Series 2013, RB(i)(j)	6.13%	03/15/2023	1,500	1,529,765
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school);
Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	999,917
Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	996,008
Philadelphia (City of), PA Authority for Industrial Development (University of the Arts); Series 2017, Ref. RB(e)	5.00%	03/15/2045	8,430	8,014,177
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	7,500	7,883,684
				140,634,463

Puerto Rico–9.35%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	520	533,209
Series 2002, RB	5.50%	05/15/2039	35,925	36,486,307
Series 2002, RB	5.63%	05/15/2043	108,400	110,346,300
Series 2005 A, RB(k)	0.00%	05/15/2050	28,000	4,777,044
Series 2005 B, RB(k)	0.00%	05/15/2055	127,450	12,415,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2024	$4,861	$ 4,492,885
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	18,710	10,647,689
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	8,119	8,241,418
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	16,192	16,711,206
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	16,045	17,027,363
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	17,000,900
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	35,332	38,761,399
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	27,546	25,811,094
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	13,068	12,015,672
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	11,216	10,050,626
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	15,250	13,317,602
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	15,859	13,467,907
Series 2022, RB	0.00%	11/01/2051	362	178,617
Series 2022, RB	0.00%	11/01/2051	4,081	3,932,566
Series 2022, RB	0.00%	11/01/2051	1,639	215,160
Subseries 2022, RN(k)	0.00%	11/01/2043	80,370	41,491,244
Subseries 2022, RN	0.00%	11/01/2051	5,844	2,666,381
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2021 A, RB(e)	5.00%	07/01/2025	315	324,878
Series 2021 A, RB(e)	5.00%	07/01/2033	900	929,955
Series 2021 A, RB(e)	5.00%	07/01/2037	450	457,647
Series 2021 A, RB(e)	4.00%	07/01/2042	1,250	1,105,345
Series 2021 B, RB(e)	5.00%	07/01/2033	5,000	5,166,418
Series 2022 A, Ref. RB(e)	5.00%	07/01/2033	4,000	4,140,959
Series 2022 A, Ref. RB(e)	5.00%	07/01/2037	6,000	6,111,098
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB(f)(h)	5.50%	12/01/2049	15	12,169
Series 2007 TT, RB(f)(h)	5.00%	07/01/2024	15	12,188
Series 2007 TT, RB(f)(h)	5.00%	07/01/2026	895	727,187
Series 2007 TT, RB(f)(h)	5.00%	07/01/2027	1,990	1,616,875
Series 2007 TT, RB(f)(h)	5.00%	07/01/2032	3,680	2,990,000
Series 2007 TT, RB(f)(h)	5.00%	12/01/2049	20	16,150
Series 2007 TT, RB(f)(h)	5.00%	12/01/2049	55	44,413
Series 2007 UU, Ref. RB (INS - AGC)(d)(h)	5.00%	07/01/2026	7,905	8,027,845
Series 2007 VV, Ref. RB (INS - NATL)(d)(h)	5.25%	07/01/2026	175	178,849
Series 2007 VV, Ref. RB (INS - NATL)(d)(h)	5.25%	07/01/2033	22,000	22,295,128
Series 2007 VV, Ref. RB (INS - NATL)(d)(h)	5.25%	07/01/2035	465	469,771
Series 2008 WW, RB(f)(h)	5.38%	07/01/2024	390	317,362
Series 2008 WW, RB(f)(h)	5.25%	07/01/2033	415	337,187
Series 2008 WW, RB(f)(h)	5.50%	07/01/2038	605	493,831
Series 2008 WW, RB(f)(h)	5.50%	12/01/2049	60	48,675
Series 2010 AAA, RB(f)(h)	5.25%	07/01/2023	10	8,125
Series 2010 AAA, RB(f)(h)	5.25%	07/01/2026	4,570	3,713,125
Series 2010 AAA, RB(f)(h)	5.25%	07/01/2029	445	361,562
Series 2010 AAA, RB(f)(h)	5.25%	12/01/2049	40	32,300
Series 2010 CCC, RB(f)(h)	5.00%	07/01/2024	35	28,438
Series 2010 CCC, RB(f)(h)	5.00%	07/01/2027	285	231,563
Series 2010 CCC, RB(f)(h)	5.00%	07/01/2028	540	438,750
Series 2010 XX, RB(f)(h)	5.25%	07/01/2035	2,660	2,161,250
Series 2010 XX, RB(f)(h)	5.75%	07/01/2036	18,575	15,231,500
Series 2010 XX, RB(f)(h)	5.25%	07/01/2040	28,430	23,099,375
Series 2010 ZZ, Ref. RB(f)(h)	5.25%	07/01/2026	1,135	922,187
Series 2010 ZZ, Ref. RB(f)(h)	5.25%	12/01/2049	25	20,188
Series 2012 A, RB(f)(h)	5.05%	07/01/2042	11,925	9,659,250
Series 2012 A, RB(f)(h)	5.00%	12/31/2049	3,100	2,518,750
Series 2013 A, RB(f)(h)	7.00%	07/01/2040	480	406,800
Series 2013 A, RB(f)(h)	7.00%	12/31/2049	9,080	7,672,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(d)	5.00%	07/01/2027	$45	$ 45,330
Series 2002 E, RB (INS - AGM)(d)	5.50%	07/01/2023	25	25,491
Series 2003 AA, RB(f)	5.00%	12/31/2049	1,360	1,241,000
Series 2003 AA, RB(f)	5.00%	12/31/2049	1,035	944,437
Series 2003 AA-2, Ref. RB(f)	5.30%	12/31/2049	7,895	7,204,187
Series 2003 H, Ref. RB(f)	5.45%	12/31/2049	605	183,013
Series 2003, RB (INS - AGC)(d)	5.00%	07/01/2023	215	216,577
Series 2003, RB(f)	5.00%	12/31/2049	2,175	222,938
Series 2004 J, RB (INS - NATL)(d)	5.00%	07/01/2029	250	250,628
Series 2005 L, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	1,490	1,504,307
Series 2005 L, Ref. RB (INS - AMBAC)(d)	5.25%	07/01/2038	125	124,879
Series 2007 CC, Ref. RB(f)	5.50%	07/01/2029	5,000	4,562,500
Series 2007 CC, Ref. RB(f)	5.50%	07/01/2030	3,250	2,965,625
Series 2007 CC, Ref. RB (INS - AGM)(d)	5.25%	07/01/2033	80	81,426
Series 2007 N, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	165	167,213
Series 2007 N, Ref. RB (INS - AGM)(d)	5.25%	07/01/2034	60	61,035
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(b)	6.63%	06/01/2026	5,600	5,802,536
Puerto Rico (Commonwelath of) Electric Power Authority;
Series 2007 UU, Ref. RB(f)(h)	1.00%	12/01/2049	390	272,025
Series 2010 AAA, RB(f)(h)	5.25%	07/01/2028	2,600	2,112,500
Series 2010 AAA, RB(f)(h)	5.25%	07/01/2030	95	77,188
Series 2010 XX, RB(f)(h)	5.25%	07/01/2026	10	8,125
Series 2010 XX, RB(f)(h)	5.25%	07/01/2027	845	686,562
Series 2010 ZZ, Ref. RB(f)(h)	5.00%	07/01/2024	215	174,688
Series 2010 ZZ, Ref. RB(f)(h)	4.63%	07/01/2025	190	153,663
Series 2010 ZZ, Ref. RB(f)(h)	5.25%	07/01/2025	275	223,438
Series 2010 ZZ, Ref. RB(f)(h)	5.00%	07/01/2026	10	8,125
Series 2013 A, RB(f)(h)	7.25%	12/31/2049	160	136,000
Puerto Rico Public Finance Corp.; Series 2011 B, RB(f)(h)	5.50%	08/01/2031	49,020	1,838,294
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2029	11	8,426
Series 2018 A-1, RB	4.50%	07/01/2034	11	11,087
Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,336,978
Series 2018 A-1, RB(k)	0.00%	07/01/2046	157,376	45,071,432
Series 2018 A-1, RB(k)	0.00%	07/01/2051	103,344	22,040,072
Series 2018 A-1, RB	4.75%	07/01/2053	34,576	33,065,112
Series 2018 A-1, RB	5.00%	07/01/2058	40,948	39,723,933
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,223,458
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	13,821,740
Series 2019 A-2B, RB	4.55%	07/01/2040	5,542	5,541,964
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,129,647
Series 2006 Q, RB	5.00%	06/01/2036	1,025	994,702
				727,180,296

Rhode Island–0.10%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB(f)(h)	7.25%	07/15/2035	44,240	7,963,200

South Carolina–0.54%
Charleston (City of), SC; Series 2021, Ref. RB	4.00%	01/01/2034	8,000	8,608,066
Lancaster County School District; Series 2018 XF252, GO Bonds(l)	4.00%	03/01/2036	12,555	12,765,782
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(b)(e)	7.00%	05/01/2039	5,000	3,946,094
Series 2021, RB(b)(e)	6.00%	06/01/2031	1,000	886,674
Series 2021, RB(b)(e)	6.25%	06/01/2040	1,000	830,527
Series 2021, RB(b)(e)	6.50%	06/01/2051	2,750	2,208,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(e)	8.75%	07/01/2025	$785	$ 797,065
South Carolina (State of) Ports Authority; Series 2018, RB(b)	5.00%	07/01/2055	3,750	3,867,648
South Carolina (State of) Public Service Authority; Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,415,131
University of South Carolina; Series 2017 B, Ref. RB	5.00%	05/01/2029	1,165	1,279,252
				41,604,471

Tennessee–0.99%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016 B, RB(e)(k)	0.00%	12/01/2022	1,000	990,600
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	775	748,240
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,418,020
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,160	1,199,927
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,545	1,591,087
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(b)	5.00%	07/01/2043	7,250	7,502,243
Memphis (City of), TN; Series 2019, GO Bonds(l)	4.00%	06/01/2047	10,765	10,350,659
Memphis-Shelby (County of), TN Airport Authority; Series 2021 A, RB(b)	5.00%	07/01/2045	11,500	11,924,035
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	5.13%	06/01/2036	600	618,763
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(b)	5.00%	07/01/2049	4,430	4,561,985
Series 2019 B, RB(b)	5.00%	07/01/2054	16,500	16,870,879
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The);
Series 2022 A, GO Bonds	4.00%	01/01/2042	2,475	2,441,318
Series 2022 B, GO Bonds	4.00%	01/01/2042	8,930	8,808,473
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	7,692,394
Series 2013 B, Ref. RB(f)	8.00%	09/01/2044	6,350	317,500
				77,036,123

Texas–8.82%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	900,512
Series 2017, RB	5.25%	09/01/2047	1,475	1,494,789
Arlington Higher Education Finance Corp.;
Series 2020, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,100	1,051,897
Series 2020, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	2,500	2,352,494
Arlington Higher Education Finance Corp. (Great Hearts America);
Series 2020 A, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,500	1,436,517
Series 2020 A, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2055	3,175	2,966,866
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	739,127
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,434,567
Aubrey (City of), TX; Series 2015, RB	7.25%	09/01/2045	645	657,702
Aubrey Independent School District;
Series 2022, GO Bonds (CEP -Texas Permanent School Fund)(l)	4.00%	02/15/2047	20,500	19,998,031
Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2052	23,000	21,993,706
Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB(b)(e)(j)	10.00%	06/01/2023	6,000	5,883,925
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(b)	7.00%	03/01/2039	20,600	19,898,125
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, RB(f)	9.70%	11/01/2039	4,502	1,351
Series 2004 D, RB(f)	1.00%	11/01/2039	3,659	732
Carrollton-Farmers Branch Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	2,475	2,876,828
Celina (City of), TX;
Series 2015, RB	6.25%	09/01/2045	1,720	1,728,617
Series 2015, RB	7.25%	09/01/2045	940	944,009
Series 2015, RB	7.50%	09/01/2045	3,765	3,830,942
Central Texas Regional Mobility Authority; Series 2021 D, Ref. RB	4.00%	01/01/2044	25,000	23,308,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	$5,000	$ 5,206,485
Corpus Christi Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	8,000	7,511,850
Crandall (City of), TX;
Series 2021, RB(e)	4.75%	09/15/2031	100	92,853
Series 2021, RB(e)	4.25%	09/15/2041	250	219,584
Series 2021, RB(e)	5.00%	09/15/2041	500	468,419
Series 2021, RB(e)	4.50%	09/15/2051	500	429,180
Series 2021, RB(e)	5.25%	09/15/2051	500	463,897
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 F, Ref. RB	5.00%	11/01/2022	110	110,472
Series 2013 G, RB	5.00%	11/01/2022	260	261,115
Series 2022 B, Ref. RB	4.00%	11/01/2045	15,000	14,346,021
Dallas (City of), TX Area Rapid Transit; Series 2021 B, Ref. RB	4.00%	12/01/2051	42,750	39,929,996
Edinburg Economic Development Corp.; Series 2019, RB(e)	5.00%	08/15/2044	1,645	1,562,214
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	19,000	18,115,297
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	1,180	994,264
Series 2014, RB	6.00%	09/01/2038	3,325	2,444,213
Series 2014, RB	6.13%	09/01/2044	3,125	2,245,290
Galveston Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	10,000	9,595,182
Grand Parkway Transportation Corp.;
Series 2015 XF2034, Revenue Ctfs.(i)(j)(l)	5.00%	10/01/2023	10,000	10,283,735
Series 2018 A, RB	5.00%	10/01/2048	5,000	5,360,625
Series 2018 XF2669, Revenue Ctfs.(l)	5.00%	10/01/2048	32,525	34,870,866
Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	20	19,997
Harris (County of), TX; Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	7,500	8,238,282
Hays Consolidated Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	5,000	4,775,199
Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(d)	4.00%	05/01/2044	2,355	2,161,348
Hitchcock Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	7,250	6,710,071
Houston (City of), TX;
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	3,207,808
Series 2021 A, RB(b)	4.00%	07/01/2046	6,400	5,951,785
Series 2021 A, RB(b)	4.00%	07/01/2048	23,715	21,768,255
Houston (City of), TX (United Airlines, Inc.); Series 2020, Ref. RB(b)	5.00%	07/15/2027	1,750	1,804,448
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2020 A, Ref. RB(b)	5.00%	07/01/2027	1,250	1,288,703
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,507,489
Series 2021, RB(b)	4.00%	07/15/2041	15,000	13,572,781
Krum Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,500	2,323,813
Laredo (City of), TX; Series 2020 A, RB	4.00%	03/01/2050	5,975	5,520,649
Lower Colorado River Authority; Series 2013 A, Ref. RB	5.00%	05/15/2031	7,895	8,015,624
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(e)	5.75%	09/15/2052	2,500	2,499,338
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(e)	5.25%	09/15/2042	1,500	1,456,544
Series 2022, RB(e)	5.38%	09/15/2052	2,500	2,413,332
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	25,000	25,375,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(i)(j)	5.88%	04/01/2023	$785	$ 800,541
Series 2013 A, RB(i)(j)	6.00%	04/01/2023	1,950	1,989,773
Series 2016 A, RB(i)(j)	5.00%	04/01/2026	2,315	2,504,395
Series 2016 A-1, RB(f)	5.00%	12/31/2049	350	259,000
Series 2017 A, Ref. RB	4.00%	08/15/2033	3,000	2,986,946
Series 2017 A, Ref. RB	4.00%	08/15/2034	2,000	1,978,208
Series 2018 A, RB(e)	6.00%	08/15/2037	1,000	1,051,563
Series 2018 A, RB(e)	6.00%	08/15/2047	13,435	13,926,321
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2038	500	524,389
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2048	1,750	1,814,191
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2058	2,400	2,479,499
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	150	129,659
Series 2021 A-2, RB	7.50%	11/15/2036	2,100	1,879,387
Series 2021, RB	2.00%	11/15/2061	3,810	1,998,657
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB(f)	5.00%	12/31/2049	1,750	1,295,000
Series 2016, RB(f)	5.00%	12/31/2049	1,750	1,295,000
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(e)	5.00%	08/15/2040	2,390	2,387,129
Series 2020 A, RB(e)	5.00%	08/15/2050	2,220	2,151,707
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,250	7,000,306
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	376,289
Series 2016 A, RB	5.50%	11/15/2046	650	591,024
Series 2016 A, RB	5.50%	11/15/2052	3,425	3,056,530
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	12,185	12,295,486
Series 2022 A, RB	6.75%	10/01/2052	8,935	9,012,258
Series 2022 A, RB	6.88%	10/01/2057	13,410	13,530,120
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	2,500	2,319,628
Series 2020, RB	5.25%	10/01/2055	9,390	8,394,115
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,154,875
North Central Texas Housing Finance Corp.; Series 2012, RB(j)	6.15%	01/01/2029	1,445	1,446,565
North Parkway Municipal Management District No. 1;
Series 2021, RB(e)	4.00%	09/15/2041	500	448,707
Series 2021, RB(e)	4.25%	09/15/2051	1,000	885,737
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(e)	4.75%	09/15/2041	2,000	1,931,848
Series 2021, RB(e)	5.00%	09/15/2051	3,500	3,446,267
Pasadena Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2052	10,000	9,296,062
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(e)	5.75%	09/15/2032	340	342,639
Series 2022, RB(e)	5.50%	09/15/2042	800	801,203
Series 2022, RB(e)	5.63%	09/15/2052	1,450	1,451,063
Series 2022, RB(e)	6.13%	09/15/2052	2,070	2,095,560
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(e)	5.50%	09/15/2042	750	751,127
Series 2022, RB(e)	5.63%	09/15/2052	1,300	1,300,953
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(e)	5.38%	09/15/2027	350	353,630
Series 2022, RB(e)	5.63%	09/15/2032	400	408,085
Series 2022, RB(e)	6.00%	09/15/2052	4,000	4,044,638
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(e)	5.50%	09/15/2048	2,000	2,024,548
Series 2022, RB(e)	6.50%	09/15/2052	1,484	1,509,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	$655	$ 654,983
Series 2016 A, RB	5.00%	08/15/2046	1,000	967,439
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(e)	5.13%	09/01/2042	845	840,815
Series 2022, RB(e)	5.25%	09/01/2052	1,375	1,366,772
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	5,370	5,515,407
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(i)(j)	8.00%	11/15/2024	3,000	3,336,376
Richardson Independent School District;
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	1,195	1,368,776
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	1,465	1,695,442
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	6.00%	09/15/2046	455	449,531
Sabine Neches Housing Finance Corp.; Series 2012, RB(j)	6.15%	01/01/2029	1,800	1,801,949
San Antonio (City of), TX;
Series 2018 A, RB	5.00%	02/01/2044	1,035	1,120,613
Series 2021 A, RB(l)	5.00%	02/01/2046	10,000	10,700,146
Series 2021 A, RB(l)	5.00%	02/01/2049	3,605	3,843,668
Series 2022, RB	4.00%	02/01/2043	6,000	5,730,947
Series 2022, RB	5.00%	02/01/2044	5,000	5,418,976
San Antonio Municipal Facilities Corp. (City Tower Renovation);
Series 2021, RB	5.00%	08/01/2029	1,750	1,997,551
Series 2021, RB	5.00%	08/01/2030	1,900	2,192,924
Series 2021, RB	5.00%	08/01/2031	1,830	2,129,799
Series 2021, RB	4.00%	08/01/2048	13,000	12,049,820
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 C, RB(b)(f)(g)(h)	7.50%	12/31/2049	26,820	6,705,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2013 A, RB(i)(j)	4.00%	05/15/2023	585	591,641
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,623,124
Series 2017, RB	6.75%	11/15/2052	2,100	2,169,528
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB(f)(h)	6.38%	02/15/2048	5,710	3,711,500
Series 2017 A, RB(f)(h)	6.38%	02/15/2052	3,000	1,950,000
Series 2017, RB(f)(h)	6.38%	02/15/2041	2,075	1,348,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	502,963
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	2,005,377
Series 2020, Ref. RB	6.75%	11/15/2051	3,000	2,947,060
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,529,222
Texas (State of);
Series 2021 A, GO Bonds(b)	5.00%	08/01/2031	6,175	7,097,673
Series 2021 A, GO Bonds(b)	5.00%	08/01/2032	6,480	7,404,925
Series 2021 A, GO Bonds(b)	5.00%	08/01/2033	6,805	7,710,824
Texas (State of) Water Development Board;
Series 2018, RB(l)	5.00%	10/15/2053	13,515	14,527,544
Series 2021, RB	4.00%	10/15/2056	15,000	14,138,610
Texas State Student Housing Corp.; Series 2001, RB(f)	6.85%	07/01/2031	215	210,700
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,938	1,940,366
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,125	6,027,357
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGM)(d)	4.25%	10/01/2044	1,360	1,332,879
Series 2022, GO Bonds (INS - AGM)(d)	4.25%	10/01/2047	1,540	1,503,687
Series 2022, GO Bonds (INS - AGM)(d)	4.38%	10/01/2048	1,805	1,796,016
Series 2022, GO Bonds (INS - AGM)(d)	4.50%	10/01/2050	1,510	1,518,074
				685,815,734

Utah–0.96%
Black Desert Public Infrastructure District; Series 2021 B, GO Bonds(e)	7.38%	09/15/2051	5,500	4,538,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(e)	6.00%	03/01/2053	$6,500	$ 6,511,023
Series 2022 B, GO Bonds	9.00%	03/15/2053	1,239	1,241,154
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(e)	5.50%	03/01/2051	11,500	9,130,639
Hideout (Town of), UT Local District No. 1;
Series 2014, RB	7.75%	08/01/2024	80	81,150
Series 2014, RB	8.25%	08/01/2034	610	611,948
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(e)	6.00%	03/01/2051	13,815	11,125,591
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(e)	4.38%	02/01/2051	1,000	803,846
Series 2021 B, GO Bonds(e)	7.38%	08/15/2051	600	505,282
Salt Lake City (City of), UT;
Series 2018 A, RB(b)	5.00%	07/01/2048	4,000	4,113,140
Series 2018 A, RB(b)	5.25%	07/01/2048	7,410	7,713,811
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,750	1,750,694
Series 2012, RB	6.25%	07/15/2042	3,870	3,870,924
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(e)	5.00%	10/15/2038	2,330	2,286,899
Series 2018 A, RB(e)	5.25%	10/15/2048	2,205	2,149,801
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(e)	5.00%	06/15/2050	2,000	1,879,925
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(e)	5.38%	06/15/2049	3,645	3,482,955
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(e)	5.00%	02/15/2046	855	851,468
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(e)	5.25%	06/15/2037	4,810	4,890,936
Series 2017, Ref. RB(e)	5.38%	06/15/2048	7,415	7,500,023
				75,039,761

Vermont–0.08%
East Central Vermont Telecommunications District;
Series 2018 A, RB(e)	5.75%	12/01/2036	1,450	1,458,082
Series 2018 A, RB(e)	5.60%	12/01/2043	960	955,484
Series 2019 A, RB(e)	5.00%	12/01/2048	4,330	3,821,691
				6,235,257

Virgin Islands–0.17%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(k)	0.00%	05/15/2035	28,550	13,070,190

Virginia–0.45%
Celebrate North Community Development Authority; Series 2003 B, RB(f)	6.75%	03/01/2034	1,297	843,050
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	1,207	997,146
Series 2014 B, RB	6.05%	03/01/2044	2,668	2,396,278
Series 2014 C, RB(f)	6.05%	03/01/2054	2,183	1,091,507
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.25%	01/01/2054	3,300	3,056,854
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	1,000	952,988
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(e)	5.55%	01/01/2037	2,120	1,992,107
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB(h)	5.00%	09/01/2050	3,910	2,738,078
Series 2020, RB(h)	5.13%	09/01/2055	2,920	2,037,138
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB(h)	5.25%	09/01/2049	14,735	10,786,931
Series 2019 A, Ref. RB(h)	5.38%	09/01/2054	7,215	5,263,575
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,515,028
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(b)(e)(j)	5.00%	07/01/2038	1,690	1,686,221
				35,356,901

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–1.59%
Greater Wenatchee Regional Events Center Public Facilities District; Series 2012 A, RB	5.00%	09/01/2027	$750	$ 750,000
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	2,200	2,360,923
Series 2018 A, RB(e)	5.25%	01/01/2038	3,000	3,225,430
Series 2018 B, RB(e)	5.00%	01/01/2032	500	536,574
Series 2018 B, RB(e)	5.25%	01/01/2038	1,000	1,075,144
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	125	125,017
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(b)	6.10%	10/01/2031	50	49,930
Port of Seattle WA; Series 2022, RB(b)(l)	5.00%	04/01/2044	25,295	26,378,820
Seattle (Port of), WA;
Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	12,000	12,515,974
Series 2022 B, Ref. RB(b)	4.00%	08/01/2047	3,000	2,775,454
Series 2022 B, Ref. RB(b)	5.00%	08/01/2047	6,500	6,846,369
Series 2022 B, Ref. RB(b)	5.50%	08/01/2047	2,500	2,756,405
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	2,079	2,060,700
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB(b)(e)(f)(h)	7.50%	01/01/2032	26,355	15,813,000
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(e)	5.63%	12/01/2040	8,000	8,107,161
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(e)	9.00%	12/01/2036	16,050	15,848,348
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(e)	7.00%	07/01/2045	1,000	1,036,073
Series 2015 A, RB(e)	7.00%	07/01/2050	1,700	1,759,079
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	21,214	19,353,330
				123,373,731

West Virginia–0.70%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(e)(f)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(e)	5.75%	06/01/2042	19,000	14,776,464
Series 2019 B, Ref. RB(e)	7.50%	06/01/2042	6,140	5,072,524
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(e)	5.75%	06/01/2043	3,435	3,536,530
Series 2020, Ref. RB(e)	7.50%	06/01/2043	9,060	9,644,612
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	7,974,844
				54,577,474

Wisconsin–1.36%
Gillett (City of), WI; Series 2021 A, RB(b)(e)	5.50%	12/01/2032	4,600	3,888,185
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	1,844,508
Series 2019, Ref. RB	5.00%	11/01/2046	2,100	1,895,538
Series 2019, Ref. RB	5.00%	11/01/2054	3,500	3,075,338
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	5.00%	08/01/2049	2,750	1,916,431
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB(e)(h)(k)	0.00%	01/01/2047	156	3,523
Series 2005 A-1, RB(e)(h)(k)	0.00%	01/01/2048	136	2,958
Series 2005 A-1, RB(e)(h)(k)	0.00%	01/01/2049	134	2,782
Series 2005 A-1, RB(e)(h)(k)	0.00%	01/01/2050	129	2,530
Series 2005 A-1, RB(e)(h)(k)	0.00%	01/01/2051	127	2,387
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2052	165	2,918
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2053	163	2,763
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2054	158	2,542
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2055	154	2,382
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2056	151	2,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Series 2005 A-1, RB(e)(f)	5.50%	07/01/2056	$8,230	$ 4,988,033
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2057	168	2,368
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2058	163	2,206
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2059	159	2,064
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2060	156	1,918
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2061	153	1,800
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2062	149	1,671
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2063	146	1,568
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2064	143	1,476
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2065	140	1,377
Series 2005 A-1, RB(e)(k)	0.00%	01/01/2066	151	1,386
Series 2005 A-1, RB(e)(h)(k)	0.00%	01/01/2067	1,821	15,240
Series 2012, RB	6.00%	09/01/2045	5,875	5,831,555
Series 2015 A, RB	6.00%	02/01/2045	1,910	1,912,847
Series 2016 A, RB(e)	5.25%	05/01/2046	2,500	2,293,936
Series 2016 A, RB	5.25%	01/01/2052	10,960	8,450,156
Series 2017 A, RB(i)(j)	5.00%	12/01/2022	865	913,778
Series 2018, RB (INS - AGM)(d)	5.00%	07/01/2058	7,900	8,143,747
Series 2019, RB(e)	5.00%	06/15/2054	455	433,422
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(e)	5.00%	06/01/2040	760	705,831
Series 2020 A, RB(e)	5.00%	06/01/2049	1,340	1,180,261
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)(f)	6.75%	08/01/2031	22,000	17,600,000
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.13%	06/01/2048	2,075	2,075,882
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(e)	4.75%	06/01/2029	250	244,203
Series 2019 A, RB(e)	5.25%	06/01/2039	750	703,054
Series 2019 A, RB(e)	5.50%	06/01/2049	1,940	1,818,739
Wisconsin (State of) Public Finance Authority (Dreamhouse);
Series 2022 A, RB(e)	5.75%	06/01/2025	16,975	16,926,485
Series 2022 B, RB(e)	7.50%	06/01/2025	1,970	1,954,186
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	930	930,815
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,346,023
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(e)	5.00%	06/15/2049	520	500,653
Wisconsin (State of) Public Finance Authority (Rider University);
Series 2021 A, Ref. RB(e)	4.50%	07/01/2048	5,000	4,308,248
Series 2021 B, RB(e)	6.00%	07/01/2031	7,040	6,255,642
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(e)	5.38%	06/01/2044	1,480	1,425,686
Series 2019 A, RB(e)	5.50%	06/01/2054	1,840	1,755,021
				105,378,306
Total Municipal Obligations (Cost $9,793,706,070)				9,090,626,787

U.S. Dollar Denominated Bonds & Notes–0.44%
California–0.09%
CalPlant I LLC;
Series 21A(e)	9.50%	10/12/2022	1,005	1,009,201
Series 21B(e)	9.50%	10/12/2022	3,820	3,835,968
Series 22A(e)(g)	9.50%	10/12/2022	2,105	2,105,000
				6,950,169

Florida–0.16%
Empire Green Generation LLC(e)	12.00%	01/01/2023	12,500	12,484,375

Louisiana–0.17%
Nola Oil Terminal LLC(e)	12.00%	09/15/2022	13,000	12,983,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–0.02%
Aspen Power LLC;
Series 4(f)(g)	9.00%	12/31/2049	$7,000	$ 473,636

Series 1(f)(g)	9.00%	12/31/2049	3,500	236,818

Series 2(f)(g)	9.00%	12/31/2049	6,000	405,974

Series 3(f)(g)	9.00%	12/31/2049	2,750	186,072

				1,302,500

Total U.S. Dollar Denominated Bonds & Notes (Cost $51,680,000)				33,720,794

			Shares
Common Stocks & Other Equity Interests–0.36%
Georgia–0.00%
Delta Air Lines, Inc.(o)			7,679	238,586

Michigan–0.00%
General Motors Co.			2,919	111,535

Ohio–0.36%
Energy Harbor Corp.(o)			363,120	27,778,680

Total Common Stocks & Other Equity Interests (Cost $11,063,438)				28,128,801

TOTAL INVESTMENTS IN SECURITIES(p)–117.66% (Cost $9,856,449,508)				9,152,476,382

FLOATING RATE NOTE OBLIGATIONS–(15.66)%
Notes with interest and fee rates ranging from 2.21% to 2.36% at 08/31/2022 and contractual maturities of collateral ranging from 05/01/2029 to 05/15/2062 (See Note 1K)(q)				(1,218,525,000)

BORROWINGS–(3.94)%				(306,600,000)

OTHER ASSETS LESS LIABILITIES–1.94%				151,660,001

NET ASSETS–100.00%				$7,779,011,383

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40	Invesco Rochester® Municipal Opportunities Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $1,021,833,702, which represented 13.14% of the Fund’s Net Assets.

(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $257,140,295, which represented 3.31% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Restricted security. The aggregate value of these securities at August 31, 2022 was $240,171,677, which represented 3.09% of the Fund’s Net Assets.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Zero coupon bond issued at a discount.
(l)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(m)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $196,560,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Non-income producing security.
(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Fund’s investments with a value of $1,686,587,892 are held by TOB Trusts and serve as collateral for the $1,218,525,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	84.38%

General Obligation Bonds	13.72

Pre-Refunded Bonds	1.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41	Invesco Rochester® Municipal Opportunities Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $9,856,449,508)	$9,152,476,382

Cash	1,602,802

Receivable for:
Investments sold	188,606,378

Fund shares sold	9,349,316

Dividends	263

Interest	125,165,107

Investments matured, at value (Cost $24,768,394)	16,118,597

Investment for trustee deferred compensation and retirement plans	340,879

Other assets	1,648,450

Total assets	9,495,308,174

Liabilities:
Floating rate note obligations	1,218,525,000

Payable for:
Borrowings	306,600,000

Investments purchased	155,904,210

Dividends	15,904,702

Fund shares reacquired	15,134,336

Accrued fees to affiliates	3,323,674

Accrued interest expense	370,343

Accrued trustees’ and officers’ fees and benefits	164,751

Accrued other operating expenses	28,896

Trustee deferred compensation and retirement plans	340,879

Total liabilities	1,716,296,791

Net assets applicable to shares outstanding	$7,779,011,383

Net assets consist of:
Shares of beneficial interest	$10,234,009,947

Distributable earnings (loss)	(2,454,998,564)

$7,779,011,383

Net Assets:
Class A	$3,923,500,538

Class C	$603,863,393

Class Y	$3,175,806,953

Class R5	$1,009,320

Class R6	$74,831,179

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	564,234,403

Class C	87,216,665

Class Y	457,279,406

Class R5	145,347

Class R6	10,768,107

Class A:
Net asset value per share	$6.95

Maximum offering price per share (Net asset value of $6.95 ÷ 95.75%)	$7.26

Class C:
Net asset value and offering price per share	$6.92

Class Y:
Net asset value and offering price per share	$6.95

Class R5:
Net asset value and offering price per share	$6.94

Class R6:
Net asset value and offering price per share	$6.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42	Invesco Rochester® Municipal Opportunities Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$222,765,617

Dividends	263

Total investment income	222,765,880

Expenses:
Advisory fees	14,289,589

Administrative services fees	579,908

Custodian fees	28,791

Distribution fees:
Class A	5,118,562

Class C	2,963,244

Interest, facilities and maintenance fees	17,566,106

Transfer agent fees – A, C and Y	3,369,147

Transfer agent fees – R5	1,019

Transfer agent fees – R6	4,578

Trustees’ and officers’ fees and benefits	37,549

Registration and filing fees	193,139

Reports to shareholders	68,303

Professional services fees	608,033

Other	51,636

Total expenses	44,879,604

Less: Expense offset arrangement(s)	(1,316)

Net expenses	44,878,288

Net investment income	177,887,592

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains from securities sold to affiliates of $276,878)	(237,605,564)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(738,751,433)

Net realized and unrealized gain (loss)	(976,356,997)

Net increase (decrease) in net assets resulting from operations	$(798,469,405)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43	Invesco Rochester® Municipal Opportunities Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31,	February 28,
	2022	2022

Operations:
Net investment income	$177,887,592	$306,456,807

Net realized gain (loss)	(237,605,564)	(48,128,773)

Change in net unrealized appreciation (depreciation)	(738,751,433)	(126,819,297)

Net increase (decrease) in net assets resulting from operations	(798,469,405)	131,508,737

Distributions to shareholders from distributable earnings:
Class A	(90,543,170)	(197,176,010)

Class C	(12,303,370)	(27,325,893)

Class Y	(76,236,234)	(168,679,774)

Class R5	(45,216)	(343,882)

Class R6	(1,298,920)	(2,811,732)

Total distributions from distributable earnings	(180,426,910)	(396,337,291)

Share transactions–net:
Class A	(181,976,035)	394,739,158

Class C	(70,929,113)	56,577,568

Class Y	(98,642,680)	775,526,402

Class R5	(4,255,185)	(1,524,206)

Class R6	32,327,185	43,616,518

Net increase (decrease) in net assets resulting from share transactions	(323,475,828)	1,268,935,440

Net increase (decrease) in net assets	(1,302,372,143)	1,004,106,886

Net assets:
Beginning of period	9,081,383,526	8,077,276,640

End of period	$7,779,011,383	$9,081,383,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44	Invesco Rochester® Municipal Opportunities Fund

Statement of Cash Flows

For the six months ended August 31, 2022

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(798,469,405)

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(2,543,024,255)

Proceeds from sales of investments	2,286,239,637

Proceeds from sales of short-term investments, net	99,185,105

Amortization of premium on investment securities	37,927,305

Accretion of discount on investment securities	(25,389,755)

Net realized loss from investment securities	237,605,564

Net change in unrealized depreciation on investment securities	738,751,433

Change in operating assets and liabilities:

Increase in receivables and other assets	(6,252,881)

Increase in accrued expenses and other payables	253,242

Net cash provided by operating activities	26,825,990

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(93,004,988)

Decrease in payable for amount due custodian	(2,486,754)

Proceeds from shares of beneficial interest sold	1,935,390,351

Proceeds of TOB Trusts	591,060,000

Repayments of TOB Trusts	(420,195,000)

Proceeds from borrowings	298,200,000

Disbursements from shares of beneficial interest reacquired	(2,334,186,797)

Net cash provided by (used in) financing activities	(25,223,188)

Net increase in cash and cash equivalents	1,602,802

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$1,602,802

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$87,265,287

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$17,476,978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45	Invesco Rochester® Municipal Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/22	$7.80	$0.16	$(0.85)	$(0.69)	$(0.16)	$6.95	(8.89)%		$3,923,501	1.15	%(d)	1.15	%(d)	0.72	%(d)	4.35	%(d)	27%
Year ended 02/28/22	7.98	0.26	(0.10)	0.16	(0.34)	7.80	1.95		4,596,751	0.85		0.85		0.69		3.24		22
Year ended 02/28/21	8.30	0.30	(0.23)	0.07	(0.39)	7.98	1.13		4,323,667	0.95		0.95		0.77		3.87		28
Seven months ended 02/29/20	7.81	0.20	0.48	0.68	(0.19)	8.30	8.87		4,389,039	0.95	(d)	0.95	(d)	0.69	(d)	4.26	(d)	9
Year ended 07/31/19	7.34	0.35	0.45	0.80	(0.33)	7.81	11.26		3,825,646	1.20		1.20		0.76		4.64		34
Year ended 07/31/18	7.27	0.36	0.08	0.44	(0.37)	7.34	6.34		3,164,888	1.04		1.04		0.81		4.94		34
Year ended 07/31/17	7.37	0.39	(0.07)	0.32	(0.42)	7.27	4.47		3,182,443	1.06		1.06		0.75		5.36		29
Class C
Six months ended 08/31/22	7.76	0.13	(0.83)	(0.70)	(0.14)	6.92	(9.12	)(e)	603,863	1.80	(d)(e)	1.80	(d)(e)	1.37	(d)(e)	3.70	(d)(e)	27
Year ended 02/28/22	7.95	0.21	(0.11)	0.10	(0.29)	7.76	1.15	(e)	754,439	1.50	(e)	1.50	(e)	1.34	(e)	2.59	(e)	22
Year ended 02/28/21	8.26	0.25	(0.23)	0.02	(0.33)	7.95	0.54		717,496	1.60		1.60		1.42		3.22		28
Seven months ended 02/29/20	7.77	0.17	0.48	0.65	(0.16)	8.26	8.51		1,020,424	1.61	(d)	1.61	(d)	1.35	(d)	3.61	(d)	9
Year ended 07/31/19	7.31	0.30	0.45	0.75	(0.29)	7.77	10.45		1,019,084	1.86		1.86		1.42		3.99		34
Year ended 07/31/18	7.24	0.31	0.09	0.40	(0.33)	7.31	5.68		1,231,057	1.69		1.69		1.46		4.29		34
Year ended 07/31/17	7.35	0.33	(0.07)	0.26	(0.37)	7.24	3.74		1,301,304	1.78		1.78		1.47		4.66		29
Class Y
Six months ended 08/31/22	7.79	0.17	(0.84)	(0.67)	(0.17)	6.95	(8.65)		3,175,807	0.90	(d)	0.90	(d)	0.47	(d)	4.60	(d)	27
Year ended 02/28/22	7.97	0.28	(0.10)	0.18	(0.36)	7.79	2.20		3,674,521	0.60		0.60		0.44		3.49		22
Year ended 02/28/21	8.29	0.32	(0.23)	0.09	(0.41)	7.97	1.40		3,018,845	0.70		0.70		0.52		4.12		28
Seven months ended 02/29/20	7.80	0.21	0.49	0.70	(0.21)	8.29	9.04		2,968,456	0.71	(d)	0.71	(d)	0.45	(d)	4.51	(d)	9
Year ended 07/31/19	7.33	0.37	0.45	0.82	(0.35)	7.80	11.55		2,430,627	0.95		0.95		0.51		4.89		34
Year ended 07/31/18	7.26	0.38	0.08	0.46	(0.39)	7.33	6.61		1,824,770	0.79		0.79		0.56		5.19		34
Year ended 07/31/17	7.37	0.39	(0.06)	0.33	(0.44)	7.26	4.66		1,334,351	0.88		0.88		0.57		5.40		29
Class R5
Six months ended 08/31/22	7.79	0.17	(0.85)	(0.68)	(0.17)	6.94	(8.79)		1,009	0.93	(d)	0.93	(d)	0.50	(d)	4.57	(d)	27
Year ended 02/28/22	7.98	0.28	(0.11)	0.17	(0.36)	7.79	2.06		5,625	0.65		0.65		0.49		3.44		22
Year ended 02/28/21	8.29	0.32	(0.22)	0.10	(0.41)	7.98	1.58		7,290	0.67		0.67		0.49		4.15		28
Seven months ended 02/29/20	7.80	0.22	0.51	0.73	(0.24)	8.29	9.49		4,697	0.64	(d)	0.64	(d)	0.38	(d)	4.57	(d)	9
Period ended 07/31/19(f)	7.71	0.07	0.08	0.15	(0.06)	7.80	2.03		10	0.91	(d)	0.91	(d)	0.47	(d)	4.93	(d)	34
Class R6
Six months ended 08/31/22	7.79	0.17	(0.84)	(0.67)	(0.17)	6.95	(8.62)		74,831	0.84	(d)	0.84	(d)	0.41	(d)	4.66	(d)	27
Year ended 02/28/22	7.99	0.29	(0.12)	0.17	(0.37)	7.79	2.02		50,048	0.57		0.57		0.41		3.52		22
Year ended 02/28/21	8.29	0.33	(0.21)	0.12	(0.42)	7.99	1.76		9,977	0.58		0.58		0.40		4.24		28
Seven months ended 02/29/20	7.80	0.21	0.49	0.70	(0.21)	8.29	9.05		13,146	0.67	(d)	0.67	(d)	0.41	(d)	4.54	(d)	9
Period ended 07/31/19(f)	7.71	0.07	0.08	0.15	(0.06)	7.80	2.04		10	0.91	(d)	0.91	(d)	0.47	(d)	4.93	(d)	34

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.90% for the six months ended August 31,2022 and for the year ended February 28, 2022.

(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46	Invesco Rochester® Municipal Opportunities Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® Municipal Opportunities Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities generally normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser

47	Invesco Rochester® Municipal Opportunities Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The

48	Invesco Rochester® Municipal Opportunities Fund

Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

Up to $200 million	0.600%

Next $100 million	0.550%

Next $200 million	0.500%

Next $250 million	0.450%

Next $250 million	0.400%

Next $10 billion	0.350%

Over $11 billion	0.340%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.36%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.15%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the reporting period under these expense limits.

49	Invesco Rochester® Municipal Opportunities Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $108,014 in front-end sales commissions from the sale of Class A shares and $355,158 and $101,488 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$9,008,524,513	$82,102,274	$9,090,626,787

U.S. Dollar Denominated Bonds & Notes	–	30,313,294	3,407,500	33,720,794

Common Stocks & Other Equity Interests	28,128,801	–	–	28,128,801

Total Investments in Securities	28,128,801	9,038,837,807	85,509,774	9,152,476,382

Other Investments - Assets

Investments Matured	–	8,950,904	7,167,693	16,118,597

Total Investments	$28,128,801	$9,047,788,711	$92,677,467	$9,168,594,979

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2022:

				Accrued	Realized	Change in	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Unrealized	into	out of	Value
	02/28/22	at Cost	from Sales	Premiums	(Loss)	Appreciation	Level 3	Level 3	08/31/22

Municipal Obligations	$95,986,874	$2,572,082	$(6,565,170)	$80,802	$(47,862,252)	$43,877,456	$–	$(5,987,518)	$82,102,274

Investments Matured	9,538,891	–	(2,373,075)	–	–	1,877	–	–	7,167,693

U.S. Dollar Denominated Bonds & Notes	26,370,483	2,105,000	–	–	–	407,500	–	(25,475,483)	3,407,500

Total	$131,896,248	$4,677,082	$(8,938,245)	$80,802	$(47,862,252)	$44,286,833	$–	$(31,463,001)	$92,677,467
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

50	Invesco Rochester® Municipal Opportunities Fund

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2022, the Fund engaged in securities sales of $25,141,472, which resulted in net realized gains of $276,878.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,316.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended August 31, 2022, the average daily balance of borrowing under the revolving credit and security agreement was $139,871,038 with an average interest rate of 1.06%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $1,091,740,714 and 2.54%, respectively.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$207,767,381	$1,335,624,111	$1,543,391,492

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $2,582,646,865 and $2,414,041,306, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$208,963,445

Aggregate unrealized (depreciation) of investments	(1,033,305,884)

Net unrealized appreciation (depreciation) of investments	$(824,342,439)

Cost of investments for tax purposes is $9,992,937,418.

51	Invesco Rochester® Municipal Opportunities Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2022(a)		February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	64,728,785	$463,079,527	134,785,886	$1,095,971,789

Class C	7,525,383	53,853,004	26,026,851	210,841,344

Class Y	183,826,721	1,314,157,471	290,348,459	2,357,332,982

Class R5	-	-	221,690	1,806,015

Class R6	9,776,035	70,570,180	20,360,728	166,479,305

Issued as reinvestment of dividends:
Class A	5,648,026	40,397,737	11,182,501	90,628,869

Class C	995,377	7,089,525	1,951,706	15,743,146

Class Y	5,497,481	39,266,193	11,071,301	89,594,872

Class R5	4,377	31,460	40,291	326,685

Class R6	67,109	480,372	166,508	1,353,115

Automatic conversion of Class C shares to Class A shares:
Class A	3,940,193	28,175,007	7,376,104	59,857,827

Class C	(3,957,068)	(28,175,007)	(7,409,768)	(59,857,827)

Reacquired:
Class A	(99,556,901)	(713,628,306)	(105,504,006)	(851,719,327)

Class C	(14,516,817)	(103,696,635)	(13,678,047)	(110,149,095)

Class Y	(203,827,834)	(1,452,066,344)	(208,273,929)	(1,671,401,452)

Class R5	(581,070)	(4,286,645)	(453,880)	(3,656,906)

Class R6	(5,496,813)	(38,723,367)	(15,354,740)	(124,215,902)

Net increase (decrease) in share activity	(45,927,016)	$(323,475,828)	152,857,655	$1,268,935,440

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52	Invesco Rochester® Municipal Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$911.10	$5.54	$1,019.41	$5.85	1.15%
Class C	1,000.00	908.80	8.66	1,016.13	9.15	1.80
Class Y	1,000.00	912.10	4.34	1,020.67	4.58	0.90
Class R5	1,000.00	912.10	4.48	1,020.52	4.74	0.93
Class R6	1,000.00	913.80	4.05	1,020.97	4.28	0.84

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

53	Invesco Rochester® Municipal Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Municipal Opportunities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond High Yield Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could

54	Invesco Rochester® Municipal Opportunities Fund

produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

55	Invesco Rochester® Municipal Opportunities Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROHYM-SAR-1

Semiannual Report to Shareholders	August 31, 2022

Invesco Rochester® New York Municipals Fund

Nasdaq:

A: RMUNX ∎ C: RMUCX ∎ Y: RMUYX ∎ R6: IORUX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
25	Financial Statements
28	Financial Highlights
29	Notes to Financial Statements
35	Fund Expenses
36	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/22 to 8/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-9.88%
Class C Shares	-10.26
Class Y Shares	-9.82
Class R6 Shares	-9.80
S&P Municipal Bond New York 5+ Year Investment Grade Index▼	-7.35

Source(s): ▼RIMES Technologies Corp.

The S&P Municipal Bond New York 5+ Year Investment Grade Index seeks to measure the performance of investment-grade, New York-issued US municipals with maturities equal to or greater than five years.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rochester® New York Municipals Fund

Average Annual Total Returns
As of 8/31/22, including maximum applicable sales charges

Class A Shares
Inception (5/15/86)	5.76%
10 Years	3.04
5 Years	2.22
1 Year	-16.40

Class C Shares
Inception (3/17/97)	4.55%
10 Years	2.82
5 Years	2.35
1 Year	-14.18

Class Y Shares
Inception (4/28/00)	5.11%
10 Years	3.69
5 Years	3.35
1 Year	-12.51

Class R6 Shares
10 Years	3.59%
5 Years	3.32
1 Year	-12.46

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Fund Municipals, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® New York Municipals Fund. The Fund was subsequently renamed the Invesco Rochester® New York Municipals Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rochester® New York Municipals Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rochester® New York Municipals Fund

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–107.58%
New York–98.67%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2043	$1,750	$1,815,053

Series 2018 A, RB	5.00%	12/15/2048	2,585	2,660,218

Series 2018 B, RB(a)	5.00%	12/15/2033	335	354,737

Series 2018 B, RB(a)	5.00%	12/15/2034	250	263,903

Albany (County of), NY Industrial Development Agency (Rehabilitation Support Services, Inc. (The)); Series 1993 A, RB	8.38%	06/01/2023	90	89,412

Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,455	1,313,772

Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/15/2025	315	334,008

Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,857,433

Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB	4.00%	07/01/2029	1,195	1,095,277

Series 2021, Ref. RB	4.00%	07/01/2030	1,245	1,126,655

Series 2021, Ref. RB	4.00%	07/01/2031	1,295	1,152,944

Series 2021, Ref. RB	4.00%	07/01/2051	17,805	12,590,868

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	300	315,756

Series 2016 A, Ref. RB	5.00%	05/01/2028	400	420,305

Series 2016 A, Ref. RB	5.00%	05/01/2029	550	575,991

Series 2016 A, Ref. RB	5.00%	05/01/2030	350	365,317

Series 2016 A, Ref. RB	5.00%	05/01/2031	350	364,708

Series 2016 A, Ref. RB	5.00%	05/01/2032	200	207,502

Allegany County Capital Resource Corp. (Houghton College);
Series 2022 A, Ref. RB	5.00%	12/01/2042	1,600	1,577,373

Series 2022 A, Ref. RB	5.00%	12/01/2052	5,000	4,772,416

Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,208,937

Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,877,795

Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,040,821

Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2045	1,000	1,065,938

Battery Park (City of), NY Authority (Sustainability Bonds); Series 2019, RB	4.00%	11/01/2044	4,000	3,921,254

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,802,144

Series 2020 B, RB	4.00%	11/01/2045	1,500	1,374,505

Series 2020 B, RB	4.00%	11/01/2055	6,400	5,611,814

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(c)	0.00%	07/15/2034	3,685	2,026,922

Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	27,670,480

Broome County Local Development Corp. (Good Shepherd Village at Endwell);
Series 2021, Ref. RB	4.00%	07/01/2036	1,000	892,655

Series 2021, Ref. RB	4.00%	07/01/2041	1,550	1,323,266

Series 2021, Ref. RB	4.00%	01/01/2047	1,500	1,223,435

Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2050	3,500	3,208,759

Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,500	1,521,516

Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	1,500	1,535,071

Series 2017 A, Ref. RB	5.00%	06/01/2035	840	871,998

Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	145,778

Series 2018, Ref. RB	5.00%	10/01/2033	150	155,657

Series 2018, Ref. RB	5.00%	10/01/2037	500	513,188

Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,062,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	$825	$831,035

Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	318,458

Series 2015 A, Ref. RB	5.00%	07/01/2030	150	159,229

Series 2015 A, Ref. RB	5.00%	07/01/2031	210	222,921

Series 2015 A, Ref. RB	5.00%	07/01/2032	245	260,005

Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	502,994

Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,554,445

Series 2018, RB	5.00%	06/01/2048	2,415	2,431,768

Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	9,051,682

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	523,075

Series 2019, RB	4.00%	07/01/2049	1,300	1,217,445

Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	551,970

Series 2022 A, RB	5.00%	07/01/2056	450	443,951

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	937,435

Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,576,815

Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,539,724

Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB(d)(e)	5.00%	07/01/2024	500	522,773

Series 2014, Ref. RB(d)(e)	5.00%	07/01/2024	1,100	1,150,100

Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(f)	5.00%	06/01/2047	1,250	1,242,877

Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(f)	5.63%	02/01/2039	1,100	1,120,588

Series 2019, RB(f)	5.75%	02/01/2049	1,330	1,350,884

Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB	4.00%	06/15/2041	610	536,207

Series 2021 A, RB	4.00%	06/15/2051	735	605,936

Series 2021 A, RB	4.00%	06/15/2056	530	423,570

Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(f)	4.50%	01/01/2025	795	810,423

Series 2014, Ref. RB(a)(f)	5.00%	01/01/2035	4,350	4,450,511

Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(f)	5.00%	06/01/2051	1,500	1,475,162

Series 2021 A, RB(f)	5.00%	06/01/2056	1,250	1,214,410

Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(f)	4.00%	11/01/2041	1,775	1,533,981

Series 2021 A, RB(f)	4.00%	11/01/2051	1,000	805,482

Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,198,261

Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(f)	6.50%	07/01/2052	9,820	10,066,039

Series 2022, RB(f)	6.50%	07/01/2057	10,430	10,595,255

Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	1,095	1,109,930

Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,656,387

Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	204,939

Series 2014, RB	5.00%	05/01/2039	250	254,959

Series 2016 A, Ref. RB	5.00%	05/01/2030	510	539,587

Series 2016 A, Ref. RB	5.00%	05/01/2031	540	568,580

Chautauqua (City & County of), NY Utility District;
Series 2006, GO Bonds	5.00%	06/01/2023	95	95,167

Series 2006, GO Bonds	5.00%	06/01/2025	105	105,236

Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.);
Series 2001 A, IDR(a)	4.85%	07/01/2023	115	115,329

Series 2001 A, IDR(a)	5.00%	07/01/2033	1,515	1,519,118

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
City of New York NY;
Series 2022, GO Bonds(g)	4.00%	03/01/2047	$18,000	$17,215,076

Series 2022, GO Bonds (INS - BAM)(b)(g)	4.00%	03/01/2050	28,830	27,484,884

Series 2022, GO Bonds(g)	4.00%	08/01/2050	10,000	9,460,196

Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(c)	0.00%	06/01/2027	1,000	872,109

Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB(f)	5.00%	07/01/2040	1,000	1,019,400

Series 2020 A, Ref. RB(f)	5.00%	07/01/2045	4,550	4,602,593

Series 2020 A, Ref. RB(f)	5.00%	07/01/2051	4,500	4,528,670

Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	5.00%	07/01/2034	1,135	1,210,154

Series 2021, Ref. RB	4.00%	07/01/2036	1,040	1,001,063

Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,110,367

Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB(d)(e)	5.00%	07/01/2024	1,195	1,249,427

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,317,428

Series 2016 B, RB	4.00%	07/01/2034	6,410	6,078,874

Series 2016 B, RB	5.00%	07/01/2035	2,715	2,795,776

Series 2016 B, RB	5.00%	07/01/2046	25,775	26,167,110

Series 2019 B, Ref. RB	4.00%	07/01/2044	2,430	2,170,438

Dutchess County Local Development Corp. (Marist College);
Series 2015 A, RB	5.00%	07/01/2036	2,335	2,425,116

Series 2022, RB	4.00%	07/01/2049	9,370	8,746,999

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	3,120,135

Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	840	898,288

Series 2017, Ref. RB	5.00%	07/01/2036	840	893,479

Series 2017, Ref. RB	5.00%	07/01/2037	1,205	1,276,462

Series 2017, Ref. RB	5.00%	07/01/2042	2,535	2,655,161

Series 2020, Ref. RB	5.00%	07/01/2045	5,000	5,319,628

Series 2020, Ref. RB	4.00%	07/01/2049	5,000	4,633,127

East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	1,185	1,082,745

Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,165	2,121,910

Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,999,948

Series 2005 A, RB	5.00%	06/01/2045	1,275	1,274,859

Series 2005 D, RB(c)	0.00%	06/01/2055	194,300	10,774,052

Series 2006 A, RB(c)(f)	0.00%	06/01/2060	200,000	11,461,560

Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(a)	5.00%	06/01/2025	300	315,093

Series 2019, RB(a)	4.00%	06/01/2025	910	931,993

Series 2019, RB(a)	4.00%	06/01/2026	950	979,195

Series 2019, RB(a)	4.00%	06/01/2027	985	1,018,823

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	11,400	11,723,832

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB (Acquired 06/26/2018; Cost $5,495,000)(f)(h)	5.50%	07/01/2044	5,495	5,291,514

Hempstead Town Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,739,753

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(f)	6.80%	12/01/2044	9,530	9,973,000

Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,756,221

Series 2014, RB	5.00%	07/01/2034	1,500	1,534,721

Series 2014, RB	5.00%	07/01/2039	1,250	1,273,427

Series 2014, RB	5.00%	07/01/2044	1,000	1,015,022

Series 2017, Ref. RB	5.00%	07/01/2029	475	508,032

Series 2017, Ref. RB	5.00%	07/01/2030	425	452,564

Series 2017, Ref. RB	5.00%	07/01/2031	390	413,223

Series 2017, Ref. RB	5.00%	07/01/2032	700	738,460

Series 2017, Ref. RB	5.00%	07/01/2035	730	762,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Series 2017, Ref. RB	5.00%	07/01/2036	$570	$594,707

Series 2017, Ref. RB	5.00%	07/01/2038	650	675,607

Hudson Yards Infrastructure Corp; Series 2017 XF0550, Revenue Ctfs.(g)	5.00%	02/15/2042	26,500	28,021,945

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2038	11,000	11,791,109

Series 2017 A, Ref. RB	5.00%	02/15/2039	15,705	16,757,816

Series 2017 A, Ref. RB	5.00%	02/15/2042	19,880	21,021,746

Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	02/15/2042	20,000	21,292,632

Series 2017 A, Ref. RB	4.00%	02/15/2044	14,405	13,431,867

Series 2017 A, Ref. RB	5.00%	02/15/2045	30,750	32,442,892

Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	40,575	38,900,697

Hudson Yards Infrastructure Corp. (Green Bonds);
Series 2021 A, Ref. RB	4.00%	02/15/2035	4,500	4,668,994

Series 2021 A, Ref. RB	4.00%	02/15/2036	4,500	4,637,536

Series 2021 A, Ref. RB	4.00%	02/15/2039	8,720	8,737,532

Series 2021 A, Ref. RB	4.00%	02/15/2043	2,095	2,031,044

Series 2021 A, Ref. RB	4.00%	02/15/2044	11,200	10,787,625

Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	878,817

Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	4,143,443

Series 2017 A, Ref. RB	4.00%	11/01/2047	555	453,194

Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	1,000	1,001,858

Lockport (City of), NY;
Series 2014, GO Bonds	5.00%	10/15/2022	480	481,077

Series 2014, GO Bonds	5.00%	10/15/2023	505	514,979

Series 2014, GO Bonds	5.00%	10/15/2024	530	548,963

Long Island (City of), NY Power Authority;
Series 2012 A, RB(d)(e)	5.00%	09/10/2022	455	455,277

Series 2012 A, RB	5.00%	09/01/2042	6,635	6,635,000

Series 2012 A, RB	5.00%	09/01/2042	12,910	12,910,000

Series 2014 A, Ref. RB	5.00%	09/01/2039	12,315	12,789,837

Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	15,044,491

Series 2016 B, Ref. RB	5.00%	09/01/2036	4,405	4,755,974

Series 2016 B, Ref. RB	5.00%	09/01/2041	12,335	13,240,621

Series 2016, Ref. RB	5.00%	09/01/2035	6,280	6,787,765

Series 2017, RB	5.00%	09/01/2029	750	833,660

Series 2017, RB	5.00%	09/01/2030	1,500	1,663,283

Series 2017, RB	5.00%	09/01/2037	3,405	3,694,384

Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2042	14,000	15,146,984

Series 2017, RB	5.00%	09/01/2047	12,925	13,860,298

Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2047	25,000	26,916,200

Series 2018, RB	5.00%	09/01/2032	2,815	3,127,427

Series 2018, RB	5.00%	09/01/2036	2,000	2,192,949

Series 2018, RB	5.00%	09/01/2037	7,000	7,655,189

Series 2018, RB	5.00%	09/01/2038	5,000	5,452,928

Series 2018, RB	5.00%	09/01/2039	4,000	4,354,583

Series 2019 A, RB	4.00%	09/01/2038	1,000	984,498

Series 2021 A, Ref. RB	5.00%	09/01/2035	2,275	2,576,501

Series 2021 A, Ref. RB	5.00%	09/01/2036	2,000	2,249,847

Series 2021 A, Ref. RB	4.00%	09/01/2037	4,300	4,312,664

Series 2021 A, Ref. RB	4.00%	09/01/2039	3,000	2,897,190

Series 2021 A, Ref. RB	3.00%	09/01/2040	2,000	1,613,693

Series 2021 A, Ref. RB	4.00%	09/01/2041	2,030	1,902,924

Series 2021 A, Ref. RB	4.00%	09/01/2042	3,000	2,756,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB(d)(e)	5.00%	11/01/2022	$3,500	$3,515,357

Series 2012 A, Ref. RB	5.00%	11/15/2023	200	201,052

Series 2012 A, Ref. RB	5.00%	11/15/2024	115	115,588

Series 2012 A, Ref. RB	5.00%	11/15/2025	1,335	1,341,995

Series 2012 A, Ref. RB	5.00%	11/15/2026	525	527,751

Series 2012 A, Ref. RB	5.00%	11/15/2027	375	376,965

Series 2012 A, Ref. RB	5.00%	11/15/2028	340	341,782

Series 2012 A, Ref. RB	5.00%	11/15/2031	11,090	11,148,565

Series 2012 B, RB	4.00%	11/15/2030	300	300,072

Series 2012 D, Ref. RB(d)(e)	5.00%	11/15/2022	2,150	2,160,353

Series 2012 D, Ref. RB(d)(e)	5.00%	11/15/2022	17,675	17,760,114

Series 2012 D, Ref. RB(d)(e)	5.00%	11/15/2022	2,430	2,441,702

Series 2012 D, Ref. RB(d)	4.00%	11/15/2032	100	100,290

Series 2012 F, Ref. RB	4.00%	11/15/2023	500	501,280

Series 2012 F, Ref. RB	5.00%	11/15/2024	450	452,146

Series 2012 F, Ref. RB(d)	5.00%	11/15/2030	150	150,704

Series 2012 F, Ref. RB	5.00%	11/15/2026	450	452,059

Series 2012 H, RB	5.00%	11/15/2025	1,350	1,356,392

Series 2012 H, RB	5.00%	11/15/2030	340	341,717

Series 2012 H, RB	5.00%	11/15/2033	940	944,650

Series 2012 H, RB(d)	5.00%	11/15/2042	280	281,419

Series 2013 C, RB	5.00%	11/15/2038	4,000	4,027,380

Series 2014 B, RB	5.25%	11/15/2039	5,135	5,254,024

Series 2015 A-2, RB(e)	5.00%	05/15/2030	18,000	19,785,128

Series 2015 B, RB	5.25%	11/15/2055	9,000	9,237,937

Series 2016 C-1, RB	5.00%	11/15/2056	16,170	16,481,593

Series 2016 C-1, RB	5.25%	11/15/2056	20,830	21,482,760

Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,410,090

Series 2017 D, Ref. RB	5.00%	11/15/2035	5,695	5,965,067

Series 2017 XF0564, Revenue Ctfs.(g)	5.25%	11/15/2057	21,000	22,415,060

Subseries 2013 G, Ref. VRD RB (LOC - TD Bank, N.A.)(i)(j)	1.48%	11/01/2026	135	135,961

Subseries 2015 C-1, Ref. RB	5.25%	11/15/2030	6,540	6,891,575

Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2050	23,835	22,671,795

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	23,860	24,552,625

Series 2017 B-1, RB	5.25%	11/15/2057	4,505	4,808,564

Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2031	18,000	19,609,967

Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2034	24,700	26,657,275

Series 2017 C-2, Ref. RB(c)	0.00%	11/15/2040	3,750	1,586,842

Series 2019 A-2, RB (INS - AGM)(b)	5.00%	11/15/2044	7,900	8,401,093

Series 2019 C, RB (INS - AGM)(b)	4.00%	11/15/2045	560	537,181

Series 2020 C-1, RB	5.25%	11/15/2055	15,000	15,607,605

Subseries 2016 B-1, RB	5.00%	11/15/2036	3,955	4,254,873

Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	10,792,853

Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	389,728

Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/15/2038	890	912,691

Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,113

Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,013,712

Series 2017, RB	5.00%	12/01/2046	5,000	5,083,567

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	5,700	4,879,959

Monroe County Industrial Development Corp. (Rochester Schools Modernization);
Series 2005 A, RB(a)	6.50%	12/01/2042	2,110	1,838,478

Series 2015, RB	5.00%	05/01/2030	1,000	1,059,665

Series 2015, RB	5.00%	05/01/2031	1,500	1,587,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	$4,455	$4,000,820

Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	695	696,373

Series 2011, RB	6.00%	06/01/2034	1,495	1,497,869

Series 2014 A, RB	5.00%	06/01/2029	500	514,295

Series 2014 A, RB	5.50%	06/01/2034	960	989,206

Series 2014 A, RB	5.00%	06/01/2044	1,515	1,538,790

Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	180	191,328

Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,578,882

Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,876,886

Series 2017 C, Ref. RB	4.00%	07/01/2043	3,175	3,029,853

Series 2020 A, RB	4.00%	07/01/2050	51,550	48,145,406

Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(c)(f)	0.00%	06/01/2061	400,000	15,372,360

MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	21,780	21,811,117

Series 2016 A, RB	5.00%	11/15/2056	68,245	69,477,477

Nassau (County of), NY;
Series 2016 A, Ref. GO Bonds	5.00%	01/01/2038	1,000	1,054,780

Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,335	3,589,863

Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2043	16,665	17,836,768

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2040	6,050	6,530,939

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2045	8,510	9,117,853

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2049	12,765	13,646,422

Nassau (County of), NY Industrial Development Agency;
Series 2007 A-C, RB	5.95%	11/01/2022	10	9,952

Series 2007 A-F, RB	5.95%	11/01/2022	10	9,971

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007-02/28/2018; Cost $640,826)(h)	5.00%	01/01/2058	546	319,746

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $270,000)(f)(h)	9.00%	01/01/2041	270	237,271

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	306,133

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,261,642

Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	930	931,165

Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	904	898,133

Series 2006 A-3, RB	5.00%	06/01/2035	750	721,550

Series 2006 A-3, RB	5.13%	06/01/2046	615	596,245

Series 2006 C, RB(c)	0.00%	06/01/2046	105,975	19,132,345

Series 2006 D, RB(c)	0.00%	06/01/2060	623,215	34,116,659

Series 2006 E, RB(c)	0.00%	06/01/2060	40,000	2,004,260

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	12,133,945

New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,281,696

New York & New Jersey (States of) Port Authority;
Series 2012, RB	4.00%	01/15/2042	720	703,818

Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,315,367

Series 2017 XF0565, Revenue Ctfs.(g)	5.25%	11/15/2056	28,000	29,619,929

Series 2018 207, Ref. RB(a)	4.00%	03/15/2035	10,000	9,939,122

Series 2018 211, Ref. RB	4.00%	09/01/2038	1,700	1,675,981

Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	18,149,304

Series 2019, RB	4.00%	11/01/2041	600	585,072

Series 2019, RB (INS - BAM)(b)	4.00%	11/01/2041	19,400	19,017,610

Series 2019, RB(a)	4.00%	11/01/2047	25,350	22,863,173

Series 2020 221, RB(a)	4.00%	07/15/2045	5,000	4,544,730

Series 2020 222, Ref. RB	4.00%	07/15/2037	3,250	3,240,383

Series 2020 222, Ref. RB	4.00%	07/15/2038	3,500	3,453,926

Series 2020, RB(a)	4.00%	07/15/2040	2,180	2,035,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Series 2021, Ref. RB(a)	4.00%	07/15/2051	$8,395	$7,506,791

Series 2021, Ref. RB(a)	5.00%	07/15/2056	2,000	2,060,086

Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	12,475	13,159,664

Two Hundred Forteenth Series 2019, RB(a)	4.00%	09/01/2043	7,990	7,329,937

Two Hundred Thirty First Series 2022, Ref. RB(a)	5.00%	08/01/2037	22,990	24,509,094

Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,174,196

Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	3,120	3,349,083

New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,131

Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,026

Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,574

Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,918

Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,013

Series 2012 I, GO Bonds	5.00%	08/01/2023	3,120	3,126,652

Series 2017 B-1, GO Bonds	5.00%	10/01/2037	3,000	3,236,878

Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,057,262

Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,103,768

Series 2018 E-1, GO Bonds	5.00%	03/01/2044	25,000	26,518,725

Series 2018 XF2569, Revenue Ctfs.(g)	5.00%	06/15/2048	20,000	21,234,120

Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	640,002

Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	5,418,316

Series 2020 AA-2, RB	4.00%	06/15/2043	7,100	6,877,727

Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	3,545	3,449,108

Series 2020 C, GO Bonds	5.00%	08/01/2033	2,000	2,244,481

Series 2020 C, GO Bonds	5.00%	08/01/2034	4,000	4,454,341

Series 2020 C, GO Bonds	4.00%	08/01/2041	3,800	3,702,574

Series 2020 D-1, GO Bonds	4.00%	03/01/2042	3,650	3,545,803

Series 2020 D-1, GO Bonds	4.00%	03/01/2050	12,000	11,365,891

Series 2021 F-1, GO Bonds	3.00%	03/01/2041	5,000	4,211,024

Series 2021 F-1, GO Bonds	5.00%	03/01/2050	15,000	16,012,120

Series 2022-XF1297, RB(g)	4.00%	06/15/2052	35,000	33,113,444

Subseries 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	350	350,787

Subseries 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	1,915	1,919,304

Subseries 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	2,500	2,505,619

Subseries 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	3,300	3,307,417

Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	20,000	21,207,636

Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	2,000	1,955,557

Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	8,880	9,512,550

Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	940,407

Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	8,000	7,829,280

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	2,500	2,794,885

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	3,900	4,338,765

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	4,705	5,205,114

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	2,250	2,555,624

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,356,288

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,942,868

New York (City of), NY Industrial Development Agency; Series 1997, RB(a)(d)	6.20%	10/01/2022	11,380	11,415,235

New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	785	701,047

Series 1998, RB	6.38%	11/01/2028	1,965	1,753,380

New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	680	625,480

Series 2005 E-2, RB	6.13%	11/01/2035	2,575	2,013,415

New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	3,790	3,667,250

New York (City of), NY Industrial Development Agency (MediSys Health Network, Inc.); Series 1999, RB	6.25%	03/15/2024	5,170	4,954,938

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY Industrial Development Agency (Special Needs Facilities Pooled Program); Series 1999 A-1, RB	6.65%	07/01/2023	$140	$139,704

New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	6,760	6,803,242

New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB	4.00%	03/01/2045	16,450	15,104,202

New York (City of), NY Municipal Water Finance Authority;
Series 2017 EE, Ref. RB	5.00%	06/15/2037	515	553,475

Series 2019 BB-1, RB	4.00%	06/15/2049	4,800	4,577,431

Series 2019 CC-1, RB	4.00%	06/15/2040	2,305	2,258,612

Series 2019 CC-1, RB	4.00%	06/15/2049	21,450	20,455,394

Series 2020 EE, Ref. RB	4.00%	06/15/2042	15,815	15,387,206

Series 2020, Ref. RB	5.00%	06/15/2050	8,500	9,098,080

Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	9,486,347

Series 2022 CC-1, RB	4.00%	06/15/2052	15,055	14,243,511

New York (City of), NY Transitional Finance Authority;
Series 2016 S-1, RB	5.00%	07/15/2029	650	693,060

Series 2017 S-2, Ref. RB	5.00%	07/15/2035	5,000	5,421,009

Series 2018 S-1, RB	5.00%	07/15/2043	34,000	36,390,088

Series 2018 S-3, RB	5.00%	07/15/2043	885	947,213

Series 2018 S-3, RB	5.25%	07/15/2045	11,475	12,387,088

Series 2019 B-1, RB	4.00%	11/01/2042	13,825	13,300,804

Series 2019 B-1, RB	4.00%	11/01/2045	8,795	8,349,614

Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,542,649

Series 2019, RB	4.00%	11/01/2042	13,070	12,574,431

Series 2020 A-3, RB	4.00%	05/01/2044	11,000	10,483,316

Series 2020 C-1, RB	4.00%	05/01/2036	1,950	1,951,580

Series 2020 C-1, RB	4.00%	05/01/2037	3,375	3,349,454

Series 2020 C-1, RB	4.00%	05/01/2038	3,565	3,503,046

Series 2020 C-1, RB	4.00%	05/01/2039	3,165	3,091,090

Series 2020 C-1, RB	4.00%	05/01/2040	1,415	1,372,865

Series 2020 D, RB	4.00%	11/01/2043	3,075	2,940,307

Series 2020, RB	4.00%	05/01/2042	8,000	7,701,474

Series 2020, RB	4.00%	05/01/2045	2,000	1,900,006

Series 2020, RB	4.00%	05/01/2047	7,000	6,608,400

Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,693,532

Series 2021 E-1, RB	4.00%	02/01/2046	23,305	22,078,201

Series 2022 F-1, RB	5.00%	02/01/2043	10,000	10,894,443

Series 2022 F-1, RB	5.00%	02/01/2044	2,500	2,717,695

Series 2022 F-1, RB	5.00%	02/01/2047	4,000	4,329,806

Series 2022, RB	5.00%	02/01/2047	9,955	10,775,806

Series 2022-XF1305, RB(g)	5.00%	02/01/2047	20,500	22,190,258

Series 2022-XX1187, RB(g)(k)	4.00%	05/01/2043	23,055	22,059,949

Subseries 2021 S-1, Ref. RB	4.00%	07/15/2040	1,000	971,887

New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,030,652

New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2034	300	337,801

Series 2019, Ref. RB	5.00%	12/01/2036	700	783,372

New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	1,645	1,842,233

Series 2018 A, Ref. RB	5.00%	01/01/2034	1,745	1,941,093

Series 2018 A, Ref. RB	5.00%	01/01/2037	2,250	2,471,044

Series 2018 A, Ref. RB	5.00%	01/01/2038	1,830	2,002,884

Series 2018 A, Ref. RB	4.00%	01/01/2039	6,370	6,355,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	$1,375	$1,575,066

Series 2020 A, Ref. RB	5.00%	12/01/2032	1,715	1,949,739

Series 2020 A, Ref. RB	4.00%	12/01/2033	2,300	2,340,655

Series 2020 A, Ref. RB	4.00%	12/01/2034	3,050	3,080,986

Series 2020 A, Ref. RB	4.00%	12/01/2035	950	953,947

New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	200	198,415

Series 2021 A, RB	4.00%	01/01/2039	275	271,254

Series 2021 A, RB	4.00%	01/01/2040	350	343,011

Series 2021 A, RB	4.00%	01/01/2041	220	214,425

Series 2021 A, RB	4.00%	01/01/2046	725	674,907

Series 2021 A, RB	4.00%	01/01/2051	1,085	1,014,632

New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2024	115	115,265

Series 2015 A, Ref. RB	5.00%	07/01/2048	22,500	23,515,128

Series 2015 A-1, Ref. RB(f)	4.80%	12/01/2023	1,180	1,148,838

Series 2015 B, RB(d)(e)	5.00%	02/15/2025	5	5,308

Series 2016 A, Ref. RB	5.00%	10/01/2033	600	648,471

Series 2016 A, Ref. RB	5.00%	07/01/2036	275	289,726

Series 2017 A, RB	5.00%	03/15/2041	2,970	3,167,582

Series 2017 A, RB	4.00%	03/15/2046	15,965	15,212,747

Series 2017 B, Ref. RB(d)(e)	5.00%	08/15/2027	10	11,190

Series 2017, Ref. RB	5.00%	02/15/2037	2,145	2,296,783

Series 2018 A, RB	4.00%	07/01/2035	1,125	1,143,618

Series 2018 A, RB	5.00%	07/01/2038	4,580	5,017,270

Series 2018 A, RB	5.00%	07/01/2040	4,835	5,277,999

Series 2019 A, RB	5.00%	10/01/2034	820	895,029

Series 2020 A, Ref. RB	4.00%	03/15/2046	30,485	28,962,070

Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,524,231

Series 2020, RB(g)	4.00%	02/15/2047	13,575	12,858,703

Series 2021 A, Ref. RB	4.00%	03/15/2040	5,750	5,586,739

Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,804,972

Series 2021 A, Ref. RB	4.00%	03/15/2047	50,505	47,835,144

Series 2021 E, Ref. RB	4.00%	03/15/2047	4,575	4,333,151

Series 2022 A, RB (INS - BAM)(b)	4.25%	10/01/2051	5,500	5,281,143
Series 2022-XX1188, RB(g)(k)	5.00%	07/01/2049	25,540	27,554,350

New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(f)	5.35%	12/01/2035	10,325	8,425,823

Series 2015 B-1, Ref. RB(f)	6.18%	12/01/2031	4,160	3,568,936

New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	648,779

Series 2020 A, Ref. RB	4.00%	07/01/2040	675	635,392

Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,160,136

Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,208,844

New York (State of) Dormitory Authority (Bid Group 4);
Series 2018 A, RB	5.00%	03/15/2044	33,330	35,487,131

Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	10,914,127

New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	5.00%	02/15/2041	6,015	6,420,646

New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	500	500,386

Series 2012 B, RB	5.00%	07/01/2032	260	260,201

Series 2019 A, Ref. RB	4.00%	07/01/2045	750	586,609

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(b)	5.00%	07/01/2034	20	20,017

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2027	710	802,813

Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2030	750	890,117

Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2031	555	664,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	$115	$136,696

New York (State of) Dormitory Authority (Cornell University); Series 2020 A, Ref. RB	4.00%	07/01/2050	10,000	9,525,707

New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(b)	5.25%	07/01/2030	25	26,432

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(b)	5.25%	07/01/2028	935	985,450

New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	200	207,076

Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,257,606

Series 2017, Ref. RB	5.00%	07/01/2030	650	703,865

Series 2017, Ref. RB	5.00%	07/01/2031	800	863,075

Series 2017, Ref. RB	5.00%	07/01/2032	750	806,647

Series 2017, Ref. RB	4.00%	07/01/2033	415	419,529

Series 2020, RB	4.00%	07/01/2046	1,555	1,428,591

Series 2020, RB	4.00%	07/01/2050	37,360	33,874,585

Series 2021 A, Ref. RB	3.00%	07/01/2038	9,455	7,762,997

New York (State of) Dormitory Authority (General Purpose);
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,649,265

Series 2020 D, Ref. RB	4.00%	02/15/2049	20,000	18,838,062

New York (State of) Dormitory Authority (Group 4); Series 2019 A, Ref. RB	4.00%	03/15/2049	7,935	7,473,258

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	150	155,482

Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,875,525

Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,191,475

New York (State of) Dormitory Authority (Iona College);
Series 2021 A, RB	5.00%	07/01/2046	500	520,951

Series 2021 A, RB	5.00%	07/01/2051	1,250	1,296,629

New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2020, RB (CEP - Federal Housing Administration)	4.00%	08/01/2043	1,000	967,245

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 1998, RB (INS - NATL)(b)	5.50%	07/01/2023	445	456,409

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	6,789,306

Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	5,107,712

Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	1,866,739

Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	6,962,682

Series 2020 A, Ref. RB	4.00%	09/01/2050	51,475	42,264,949

New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(b)	4.50%	05/15/2036	30	30,020

New York (State of) Dormitory Authority (New School (The));
Series 2015, Ref. RB(d)(e)	5.00%	07/01/2025	145	155,026

Series 2015, Ref. RB	5.00%	07/01/2040	1,955	1,998,794

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,545	1,642,614

Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	3,645,634

Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,582,667

Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	6,766,198

Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	2,985,036

Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,527,726

Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	6,457,670

Series 2022 A, Ref. RB	4.00%	07/01/2052	9,050	7,796,993

New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(b)	5.50%	07/01/2031	1,070	1,214,286

Series 2015 A, Ref. RB	5.00%	07/01/2045	5,890	6,165,484

Series 2016 A, RB	4.00%	07/01/2039	625	616,389

Series 2017 A, Ref. RB	4.00%	07/01/2036	5,000	5,050,963

Series 2019 A, RB	5.00%	07/01/2042	4,260	4,633,620

Series 2019 A, RB	5.00%	07/01/2049	8,600	9,278,285

Series 2021 A, Ref. RB	3.00%	07/01/2041	7,785	6,307,757

Series 2021 A, Ref. RB	4.00%	07/01/2046	6,000	5,656,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	$1,515	$1,585,335

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,548,905

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(f)	5.00%	12/01/2045	425	423,302

Series 2017, Ref. RB(f)	5.00%	12/01/2029	3,200	3,311,240

Series 2017, Ref. RB(f)	5.00%	12/01/2030	1,900	1,957,137

Series 2017, Ref. RB(f)	5.00%	12/01/2032	1,200	1,225,033

Series 2017, Ref. RB(f)	5.00%	12/01/2033	1,700	1,727,914

Series 2017, Ref. RB(f)	5.00%	12/01/2035	1,300	1,312,779

Series 2017, Ref. RB(f)	5.00%	12/01/2036	2,100	2,114,973

Series 2017, Ref. RB(f)	5.00%	12/01/2037	800	804,683

New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(d)(e)	5.00%	05/01/2023	20	20,345

Series 2013 A, RB	5.00%	05/01/2029	980	988,136

New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB(d)(e)	5.00%	07/01/2024	925	965,435

Series 2015 A, Ref. RB(d)(e)	5.00%	07/01/2024	1,000	1,043,714

Series 2016, Ref. RB	5.00%	07/01/2039	500	521,796

Series 2016, Ref. RB	5.00%	07/01/2046	500	514,866

New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	13,835	13,041,599

Series 2019 A, RB	5.00%	07/01/2049	5,640	5,948,837

New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,500	3,227,427

Series 2020 A, Ref. RB	5.00%	07/01/2053	11,850	12,752,167

Series 2022 A, Ref. RB	4.00%	07/01/2042	3,305	3,117,622

New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	19,145	20,558,383

New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	400	414,181

New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	209,441

Series 2021, RB	5.00%	07/01/2051	750	772,330

New York (State of) Dormitory Authority (State University of New York Dormitory Facilities); Series 2019 A, RB	4.00%	07/01/2049	5,180	4,788,313

New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB(d)(e)	5.50%	07/01/2024	5,835	5,910,832

Series 2014 A, RB(d)(e)	5.50%	07/01/2024	5,005	5,083,240

Series 2017, RB	5.00%	01/01/2033	2,875	2,922,969

Series 2017, RB	5.00%	01/01/2038	4,045	4,078,296

New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(f)	5.50%	12/01/2047	16,140	11,847,656

Series 2017 A-2, RB(f)	5.38%	09/01/2050	25,010	18,623,466

Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(f)(h)	5.38%	10/01/2042	7,540	6,091,499

New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	2,000	2,011,810

Series 2022, Ref. RB	5.00%	07/01/2057	12,000	11,856,242

New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	4,054,734

New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	6,710,436

Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,850,682

Series 2015 C, RB	4.15%	05/01/2048	2,295	2,136,063

Series 2020 C, RB (CEP - Federal Housing Administration)	4.15%	05/01/2047	12,470	11,642,229

Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	12,795	11,831,950

New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	115	115,111

New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2002 A, RB (LOC - JP Morgan Chase Bank)(a)(j)	5.38%	02/15/2035	2,080	2,082,819

New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	310,914

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	$15,620	$14,639,073

Series 2020 A, Ref. RB	4.00%	11/15/2055	30,155	27,783,774

Series 2020 A, Ref. RB	4.00%	11/15/2060	9,000	8,083,297

New York (State of) Power Authority (Green Transmission);
Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2047	5,000	4,817,029

Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2052	11,170	10,631,858

Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2061	10,000	9,369,466

New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,662,620

Series 2016 A, RB	5.00%	01/01/2046	27,465	28,651,710

Series 2018 L, Ref. RB	5.00%	01/01/2033	1,055	1,154,827

Series 2018 L, Ref. RB	5.00%	01/01/2034	1,860	2,027,105

Series 2018 L, Ref. RB	5.00%	01/01/2035	2,115	2,296,720

Series 2019 B, RB	4.00%	01/01/2045	21,185	20,022,107

Series 2019 B, RB	4.00%	01/01/2050	13,815	12,814,739

Series 2019 B, RB (INS - AGM)(b)	4.00%	01/01/2050	45,000	42,433,312

Series 2020 N, RB	5.00%	01/01/2040	11,555	12,372,589

Series 2020 N, RB	4.00%	01/01/2044	1,465	1,396,655

Series 2021 O, Ref. RB	4.00%	01/01/2040	10,000	9,662,677

Series 2021 O, Ref. RB	4.00%	01/01/2043	15,000	14,337,865

Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,751,261

New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	5,000	4,804,972

New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	7,963,237

Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	14,013,376

Series 2022 A, Ref. RB	5.00%	03/15/2048	5,000	5,387,268

New York (State of) Thruway Authority (Group 2);
Series 2020 N, RB	4.00%	01/01/2045	5,000	4,752,899

Series 2021 O, Ref. RB	4.00%	01/01/2048	12,500	11,755,484

New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	4.00%	02/15/2045	1,250	1,196,534

Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	927,442

New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	4,840,528

New York City Transitional Finance Authority Future Tax Secured Revenue;
Series 2022, RB(g)	4.00%	11/01/2042	11,000	10,582,919

Series 2022, RB(g)	4.00%	11/01/2043	19,000	18,167,749

New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	8,742,532

Series 2015, Ref. RB	5.00%	11/15/2045	4,500	4,629,829

Series 2016 A, RB	5.00%	11/15/2041	4,220	4,410,122

Series 2016 B, RB(c)	0.00%	11/15/2044	3,270	1,031,149

New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	2,260	2,259,716

Series 2000 A, RB	6.63%	06/01/2042	19,230	19,125,714

New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	910	928,417

Series 2001, RB	5.75%	06/01/2043	8,890	9,070,144

New York Counties Tobacco Trust IV;
Series 2005 D, RB(c)	0.00%	06/01/2050	66,335	13,304,181

Series 2005 E, RB(c)	0.00%	06/01/2055	165,210	11,806,766

Series 2010 A, RB(f)	6.25%	06/01/2041	13,700	13,773,784

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(c)	0.00%	06/01/2038	3,430	1,350,350

Series 2005 S-2, RB(c)	0.00%	06/01/2050	6,770	916,473

Series 2005 S-3, RB(c)	0.00%	06/01/2055	219,195	16,123,875

Series 2005 S4B, RB(c)(f)	0.00%	06/01/2060	715,900	25,491,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.45%	06/01/2040	$3,005	$3,154,657

Series 2016 A, Ref. RB	6.00%	06/01/2043	2,515	2,606,518

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,000	4,314,894

Series 2016 A-2, Ref. RB	5.00%	06/01/2051	13,875	13,605,513

Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,688,089

Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,038,567

Series 2016 B, Ref. RB	5.00%	06/01/2041	870	899,944

New York Liberty Development Corp.; Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	13,660	9,856,353

New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	1,505	1,455,894

Series 2014, Class 3, Ref. RB(f)	7.25%	11/15/2044	415	423,021

New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.00%	09/15/2043	5,000	4,005,978

Series 2022, Ref. RB	3.13%	09/15/2050	5,000	3,873,229

Series 2022, Ref. RB	3.25%	09/15/2052	7,500	5,715,061

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2019, Ref. RB	2.80%	09/15/2069	1,215	1,092,739

New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	79,915	89,410,676

Series 2007, RB	5.50%	10/01/2037	11,230	12,890,993

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.88%	11/15/2046	21,990	16,244,796

Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	10,692,399

New York State Dormitory Authority;
Series 2022, RB(g)	4.00%	03/15/2049	26,425	24,887,313

Series 2022, RB(g)	4.00%	07/01/2049	22,500	20,747,745

New York State Environmental Facilities Corp.;
Series 2013 A, RB	5.00%	06/15/2032	2,685	2,739,054

Series 2018 XF2586, Revenue Ctfs.(g)	5.00%	06/15/2047	20,000	21,335,310

Series 2022-XF1298, RB(g)	5.00%	06/15/2051	14,145	15,749,491

New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds); Series 2017 C, RB	5.00%	08/15/2047	5,000	5,344,670

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2016 A, Ref. RB	5.00%	06/15/2032	1,000	1,087,329

Series 2017 A, Ref. RB	5.00%	06/15/2046	19,030	20,310,746

Series 2018 B, RB	5.00%	06/15/2043	5,470	5,950,648

New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(d)	5.50%	04/15/2035	615	752,561

New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2043	20,000	21,509,528

Series 2020 C, Ref. RB	4.00%	03/15/2037	5,100	5,028,756

Series 2020 C, Ref. RB	5.00%	03/15/2047	10,000	10,693,641

Series 2020 E-2, Ref. RB	3.00%	03/15/2040	11,245	9,418,332

Series 2020, Ref. RB	3.00%	03/15/2040	5,000	4,187,786

New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	3.00%	03/15/2040	16,500	13,863,279

New York State Urban Development Corp. (Bidding Group 3);
Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,425,065

Series 2021, Ref. RB	4.00%	03/15/2044	5,000	4,779,651

Series 2021, Ref. RB	4.00%	03/15/2046	67,000	63,652,901

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	5,465	5,493,369

Series 2016, Ref. RB(a)	5.00%	08/01/2031	14,505	14,580,297

Series 2021, Ref. RB(a)	3.00%	08/01/2031	3,200	2,986,238

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	5,565	5,740,699

Series 2018, RB(a)	5.00%	01/01/2036	2,045	2,105,115

Series 2020, RB(a)	5.00%	10/01/2040	10,000	10,300,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2035	$11,600	$11,611,615

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2036	3,500	3,502,729

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2037	11,875	11,878,913

Series 2016 A, RB(a)	5.00%	07/01/2041	36,250	37,091,330

Series 2016 A, RB(a)	5.00%	07/01/2046	22,095	22,613,185

Series 2016 A, RB(a)	5.25%	01/01/2050	4,650	4,780,898

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2051	8,900	8,335,934

New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	571,279

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2031	1,000	1,074,318

Series 2020 A, Ref. RB(a)	4.00%	12/01/2041	1,380	1,244,722

Series 2020, Ref. RB	5.00%	12/01/2032	1,505	1,634,491

Series 2020, Ref. RB	5.00%	12/01/2033	1,600	1,720,760

Series 2020, Ref. RB	5.00%	12/01/2034	2,000	2,142,344

Series 2020, Ref. RB	5.00%	12/01/2036	1,610	1,716,423

Series 2020, Ref. RB	5.00%	12/01/2038	3,000	3,180,323

Series 2022, RB(a)	5.00%	12/01/2039	3,000	3,137,961

Series 2022, RB(a)	5.00%	12/01/2040	11,000	11,446,024

Series 2022, RB(a)	5.00%	12/01/2041	8,000	8,301,979

Series 2022, RB(a)	5.00%	12/01/2042	5,000	5,177,198

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	2,850	2,555,924

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(f)	4.75%	11/01/2042	790	763,094

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	745,057

Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	821,904

Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	784,220

Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	749,189

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	275	278,001

North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/15/2023	935	954,118

Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2038	2,860	2,873,885

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2049	4,920	4,689,775

Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2046	1,355	1,229,400

Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2051	11,710	10,465,663

Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	100	103,967

Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,105,411

Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,215,468

Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,263,105

Series 2019, Ref. RB	5.00%	07/01/2032	775	801,445

Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,379,741

Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,446,143

Series 2019, Ref. RB	4.00%	07/01/2039	760	675,289

Series 2019, Ref. RB	5.00%	07/01/2049	3,250	3,239,002

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,357,556

Series 2017, Ref. RB	5.00%	05/01/2034	840	874,284

Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,190,506

Series 2017, Ref. RB	5.00%	05/01/2040	650	669,560

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	1,055	1,025,394

Series 2019, Ref. RB	5.00%	12/01/2043	18,650	20,542,132

Series 2019, Ref. RB	4.00%	12/01/2049	14,240	13,301,654

Onondaga Civic Development Corp. (Le Moyne College);
Series 2021, RB	5.00%	07/01/2046	450	467,522

Series 2021, RB	5.00%	07/01/2051	600	621,054

Orange (County of), NY Industrial Development Agency (Cornwall Hospital (The)); Series 2001 B, RB (INS - AGC)(b)	5.38%	12/01/2026	1,710	1,713,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, RB (INS - AGC)(b)	5.38%	12/01/2026	$4,835	$4,847,391

Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	4,010	3,426,665

Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,320,864

Series 2012 A, RB	5.00%	07/01/2042	1,435	1,435,676

Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	3,127,937

Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,880,831

Series 2015 A, Ref. RB	5.00%	10/01/2045	8,065	7,063,887

Oyster Bay (Town of), NY;
Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2031	10,805	10,962,453

Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2032	5,000	5,005,210

Series 2018 B, GO Bonds (INS - AGM)(b)	4.00%	02/01/2033	9,585	9,854,896

Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	2,420	2,425,986

Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,529,036

Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(j)	5.38%	12/01/2036	2,500	2,504,515

Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,331,968

Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	4.00%	12/15/2046	3,780	3,508,321

Series 2021 A, RB(a)	4.00%	12/15/2051	5,025	4,559,945

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	726,276

Series 2005 A, RB(c)(f)	0.00%	08/15/2045	3,855	1,020,647

Series 2005 C, RB(c)(f)	0.00%	08/15/2060	25,000	1,460,860

Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	3,712,323

Series 2020 A, RB	4.00%	07/01/2050	1,985	1,823,515

Schenectady County Capital Resource Corp. (Union College);
Series 2017, Ref. RB	5.00%	01/01/2047	10,720	11,011,882

Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,076,846

St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021, Ref. RB	5.00%	09/01/2039	520	552,672

Series 2021, Ref. RB	5.00%	09/01/2041	200	211,509

St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	1,280	1,289,904

Series 2012, RB	5.00%	07/01/2031	1,355	1,365,094

Series 2016 A, Ref. RB	5.00%	07/01/2036	540	568,917

Suffolk (County of), NY Industrial Development Agency; Series 2007 A-C, RB	5.95%	11/01/2022	20	19,982

Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	220	203,201

Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, RB(a)	5.50%	01/01/2023	5,240	5,244,846

Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	4,015	3,753,739

Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	424,038

Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(f)	6.75%	06/01/2027	350	319,418

Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(f)	5.35%	11/01/2049	40,865	38,430,872

Series 2016 B-2, RB(f)	5.35%	11/01/2049	5,830	5,482,735

Series 2016 C-2, RB(f)	5.35%	11/01/2049	5,760	5,416,905

Series 2016 D-2, RB(f)	5.35%	11/01/2049	3,780	3,554,844

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(l)	5.00%	07/01/2032	3,125	1,546,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2028	$400	$402,019

Series 2013 A, Ref. RB	5.00%	11/15/2029	1,500	1,523,444

Series 2017 A, RB	5.00%	11/15/2037	4,455	4,830,961

Series 2017 A, RB	5.00%	11/15/2038	1,515	1,639,885

Series 2017 A, RB	5.00%	11/15/2047	17,095	18,187,512

Series 2017 B, Ref. RB	5.00%	11/15/2034	2,790	3,049,989

Series 2017 B, Ref. RB	5.00%	11/15/2038	9,100	9,850,134

Series 2018 XF2587, Revenue Ctfs.(g)	5.00%	11/15/2044	20,000	21,191,460

Series 2019 C, RB	4.00%	11/15/2041	21,500	20,521,114

Series 2022-XF2995, RB(g)	5.00%	05/15/2051	52,685	56,510,200

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	5.00%	11/15/2044	3,000	3,178,719

Series 2018 A, RB	5.00%	11/15/2046	10,000	10,577,543

Series 2019 A, RB	5.00%	11/15/2049	17,800	19,093,181

Series 2019 C, RB	4.00%	11/15/2043	1,500	1,403,074

Series 2020 A, RB	5.00%	11/15/2049	25,125	26,716,473

Series 2020 A, RB	4.00%	11/15/2054	5,975	5,463,867

Series 2020 A, RB	5.00%	11/15/2054	4,100	4,318,613

Series 2021 A, RB	5.00%	11/15/2051	19,025	20,219,386

Series 2022 A, Ref. RB	4.00%	05/15/2051	32,600	30,570,663

Triborough Bridge & Tunnel Authority Sales Tax Revenue;
Series 2022, RB(g)	5.25%	05/15/2057	20,000	21,965,138

Series 2022, RB(g)	5.25%	05/15/2062	30,000	32,816,499

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	10,782,987

Series 2016 B, Ref. RB	5.00%	06/01/2048	14,195	13,773,895

Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,406,436

Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	17,479,127

Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	750	629,264

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(f)	7.00%	06/01/2046	470	410,423

Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,163	4,195,406

Westchester County Local Development Corp.; Series 2021, Ref. RB(f)	5.00%	07/01/2056	5,000	4,148,404

Westchester County Local Development Corp. (Betheal Methodist);

Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	2,014,778

Series 2020 A, Ref. RB	5.13%	07/01/2055	7,690	6,602,250

Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,414,587

Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	500	529,149

Series 2022, Ref. RB	5.00%	01/01/2037	525	545,433

Series 2022, Ref. RB	5.00%	01/01/2041	520	534,998

Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,534,147

Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,534,305

Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,170,078

Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,185,737

Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(f)	5.00%	06/01/2030	1,500	1,360,331

Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	30,515	30,255,696

Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	14,450	14,515,240

Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,331,389

Western Nassau County Water Authority (Green Bonds);
Series 2021 A, RB	3.00%	04/01/2039	1,000	850,118

Series 2021 A, RB	4.00%	04/01/2046	1,400	1,352,174

Series 2021 A, RB	4.00%	04/01/2051	3,750	3,578,102

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(f)	4.13%	12/01/2041	5,140	4,103,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	$420	$417,113

Series 2019 A, RB	5.00%	10/15/2049	640	616,066

Series 2019 A, RB	5.00%	10/15/2054	465	442,182

				4,654,493,853

Puerto Rico–8.42%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	15	15,381

Series 2008 A, RB(c)	0.00%	05/15/2057	633,850	39,107,214

Series 2008 B, RB(c)	0.00%	05/15/2057	574,600	27,954,233

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	890	822,246

Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	3,424	1,948,641

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	1,486	1,508,268

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	2,963	3,058,330

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,116,190

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,111,347

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	2,806	3,078,253

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,193,620

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,392	2,198,997

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	1,839,371

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,437,263

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	8

Series 2022, RB	0.00%	11/01/2051	26,532	13,100,442

Series 2022, RB	0.00%	11/01/2051	1,089	1,050,055

Series 2022, RB	0.00%	11/01/2051	7,378	968,357

Subseries 2022, RN	0.00%	11/01/2043	14,887	7,685,662

Subseries 2022, RN	0.00%	11/01/2051	65,133	29,716,817

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	8,470	8,760,573

Series 2022 A, Ref. RB(f)	5.00%	07/01/2033	1,000	1,035,240

Series 2022 A, Ref. RB(f)	5.00%	07/01/2037	2,500	2,546,291

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (Acquired 06/26/2013; Cost $494,700) (INS - NATL)(b)(h)	5.00%	07/01/2024	510	511,281

Puerto Rico (Commonwealth of) Government Employees Retirement System;
Series 2008, RB(m)	6.30%	07/01/2037	7,500	118,958

Series 2008, RB(m)	6.15%	07/01/2038	24,895	390,208

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 AA-2, Ref. RB(l)	5.30%	12/31/2049	4,945	4,512,312

Series 2003 G, RB(l)	5.00%	12/31/2049	8,980	2,716,450

Series 2003 G, RB(l)	5.00%	12/31/2049	1,840	556,600

Series 2003 H, Ref. RB(l)	5.45%	12/31/2049	1,120	338,800

Series 2003, RB(l)	5.00%	12/31/2049	9,515	975,287

Series 2005 K, RB(l)	5.00%	07/01/2030	1,145	346,362

Series 2005 K, RB(l)	5.00%	12/31/2049	6,500	1,966,250

Series 2005 L, Ref. RB (INS - NATL)(b)	5.25%	07/01/2023	2,600	2,615,238

Series 2005 L, Ref. RB (INS - FGIC)(b)(n)	5.25%	07/01/2030	915	886,406

Series 2007 M, RB(l)	5.00%	12/31/2049	25,000	7,562,500

Series 2007 N, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	3,235	3,285,415

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(a)	6.63%	06/01/2026	780	808,210

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	5,145	5,202,028

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	650	650,903

Series 2012, Ref. RB	5.00%	10/01/2042	200	200,503

Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011-06/26/2013; Cost $11,612,300)(h)(l)	5.50%	08/01/2031	11,810	442,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	$4,327	$4,326,972

Series 2018 A-1, RB(c)	0.00%	07/01/2046	28,000	8,019,012

Series 2018 A-1, RB(c)	0.00%	07/01/2051	50,840	10,842,596

Series 2018 A-1, RB	4.75%	07/01/2053	13,361	12,777,156

Series 2018 A-1, RB	5.00%	07/01/2058	37,456	36,336,320

Series 2019 A-2, RB	4.33%	07/01/2040	16,000	15,572,318

Series 2019 A-2, RB	4.54%	07/01/2053	976	900,807

Series 2019 A-2, RB	4.78%	07/01/2058	13,060	12,212,429

Series 2019 A-2B, RB	4.55%	07/01/2040	1,276	1,275,992

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,099,588

Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,483,950

Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,770,941

Series 2006 Q, RB	5.00%	06/01/2036	67,190	65,203,917

				397,161,394

Guam–0.19%
Guam (Territory of);
Series 2015 D, Ref. RB	5.00%	11/15/2039	750	761,113

Series 2021 F, Ref. RB	4.00%	01/01/2042	2,880	2,554,306

Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(d)(e)	5.00%	10/01/2022	610	611,235

Series 2012 A, Ref. RB(d)(e)	5.00%	10/01/2022	1,230	1,232,491

Series 2012 A, Ref. RB(d)(e)	5.00%	10/01/2022	1,560	1,563,160

Guam (Territory of) Waterworks Authority;
Series 2013, RB (INS - NATL)(b)	5.25%	07/01/2025	1,735	1,764,914

Series 2014 A, Ref. RB	5.00%	07/01/2029	325	334,753

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	315	316,139

				9,138,111

Northern Mariana Islands–0.18%
Northern Mariana Islands (Commonwealth of);
Series 2007 A, Ref. GO Bonds(f)	5.00%	06/01/2030	4,890	4,506,241

Series 2007 B, Ref. GO Bonds(f)	5.00%	10/01/2022	245	244,795

Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(a)	6.25%	03/15/2028	3,980	3,854,165

				8,605,201

Virgin Islands–0.12%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	665	641,713

Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(f)	5.00%	09/01/2033	1,500	1,578,659

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(f)	5.00%	09/01/2030	770	813,618

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	2,405	2,416,749

				5,450,739

Total Municipal Obligations (Cost $5,457,083,991)				5,074,849,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Rochester® New York Municipals Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.00%
New York–0.00%
CMS Liquidating Trust; (Cost $1,432,811)(m)(o)	1,401	$70,050

TOTAL INVESTMENTS IN SECURITIES(p)–107.58% (Cost $5,458,516,802)		5,074,919,348

FLOATING RATE NOTE OBLIGATIONS–(7.61)%
Notes with interest and fee rates ranging from 2.21% to 2.22% at 08/31/2022 and contractual maturities of collateral ranging from 02/15/2042 to 05/15/2062 (See Note 1J)(q)		(358,810,000)

BORROWINGS–(0.72)%		(33,900,000)

OTHER ASSETS LESS LIABILITIES–0.75%		35,063,163

NET ASSETS–100.00%		$4,717,272,511

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
Ctfs.	- Certificates
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $268,075,952, which represented 5.68% of the Fund’s Net Assets.

(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(h)	Restricted security. The aggregate value of these securities at August 31, 2022 was $12,894,197, which represented less than 1% of the Fund’s Net Assets.
(i)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $36,445,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $20,964,322, which represented less than 1% of the Fund’s Net Assets.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Non-income producing security.
(p)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.01%

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Fund’s investments with a value of $517,181,738 are held by TOB Trusts and serve as collateral for the $358,810,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Rochester® New York Municipals Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	92.65%

General Obligation Bonds	6.03

Pre-Refunded Bonds	1.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Rochester® New York Municipals Fund

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $5,458,516,802)	$5,074,919,348

Cash	2,458,874

Receivable for:
Investments sold	25,000

Fund shares sold	535,738

Interest	56,954,960

Investments matured, at value (Cost $4,092,673)	3,377,202

Investment for trustee deferred compensation and retirement plans	546,378

Other assets	657,976

Total assets	5,139,475,476

Liabilities:
Floating rate note obligations	358,810,000

Payable for:
Borrowings	33,900,000

Investments purchased	17,172,186

Dividends	6,331,164

Fund shares reacquired	2,765,887

Accrued fees to affiliates	1,854,176

Accrued interest expense	363,532

Accrued trustees’ and officers’ fees and benefits	4,131

Accrued other operating expenses	99,371

Trustee deferred compensation and retirement plans	902,518

Total liabilities	422,202,965

Net assets applicable to shares outstanding	$4,717,272,511

Net assets consist of:
Shares of beneficial interest	$6,045,333,094

Distributable earnings (loss)	(1,328,060,583)

$4,717,272,511

Net Assets:
Class A	$3,784,167,648

Class C	$231,284,992

Class Y	$700,313,899

Class R6	$1,505,972

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	252,147,849

Class C	15,448,747

Class Y	46,649,864

Class R6	100,262

Class A:
Net asset value per share	$15.01

Maximum offering price per share (Net asset value of $15.01 ÷ 95.75%)	$15.68

Class C:
Net asset value and offering price per share	$14.97

Class Y:
Net asset value and offering price per share	$15.01

Class R6:
Net asset value and offering price per share	$15.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Rochester® New York Municipals Fund

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:

Interest	$106,085,590

Expenses:
Advisory fees	11,085,591

Administrative services fees	358,086

Custodian fees	12,879

Distribution fees:
Class A	4,889,901

Class C	1,236,643

Interest, facilities and maintenance fees	6,807,825

Transfer agent fees – A, C and Y	1,561,848

Transfer agent fees – R6	134

Trustees’ and officers’ fees and benefits	26,405

Registration and filing fees	37,822

Reports to shareholders	43,941

Professional services fees	131,694

Other	33,194

Total expenses	26,225,963

Less: Expense offset arrangement(s)	(1,603)

Net expenses	26,224,360

Net investment income	79,861,230

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(248,242,887)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(372,683,040)

Net realized and unrealized gain (loss)	(620,925,927)

Net increase (decrease) in net assets resulting from operations	$(541,064,697)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Rochester® New York Municipals Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31, 2022	February 28, 2022

Operations:
Net investment income	$79,861,230	$138,665,872

Net realized gain (loss)	(248,242,887)	(86,558,388)

Change in net unrealized appreciation (depreciation)	(372,683,040)	83,111,252

Net increase (decrease) in net assets resulting from operations	(541,064,697)	135,218,736

Distributions to shareholders from distributable earnings:
Class A	(67,003,827)	(147,461,900)

Class C	(3,313,243)	(8,031,273)

Class Y	(13,093,839)	(26,600,213)

Class R6	(29,986)	(57,862)

Total distributions from distributable earnings	(83,440,895)	(182,151,248)

Share transactions–net:
Class A	(158,235,691)	(18,116,165)

Class C	(36,664,769)	(33,788,941)

Class Y	(8,496,186)	122,496,300

Class R6	(256,372)	75,215

Net increase (decrease) in net assets resulting from share transactions	(203,653,018)	70,666,409

Net increase (decrease) in net assets	(828,158,610)	23,733,897

Net assets:
Beginning of period	5,545,431,121	5,521,697,224

End of period	$4,717,272,511	$5,545,431,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Rochester® New York Municipals Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/22	$16.94	$0.25	$(1.92)	$(1.67)	$(0.26)	$15.01	(9.88	)%(d)	$3,784,168	1.04	%(d)(e)	1.04	%(d)(e)	0.77	%(d)(e)	3.20	%(d)(e)	34%
Year ended 02/28/22	17.07	0.43	0.00	0.43	(0.56)	16.94	2.45	(d)	4,442,658	0.85	(d)	0.85	(d)	0.78	(d)	2.43	(d)	17
Year ended 02/28/21	17.55	0.51	(0.42)	0.09	(0.57)	17.07	0.65	(d)	4,495,785	0.92	(d)	0.92	(d)	0.80	(d)	3.04	(d)	24
Two months ended 02/29/20	16.78	0.08	0.79	0.87	(0.10)	17.55	5.18		4,625,668	0.79	(e)	0.92	(e)	0.79	(e)	2.92	(e)	2
Year ended 12/31/19	15.35	0.62	1.35	1.97	(0.54)	16.78	12.97		4,407,000	0.80		1.06		0.80		3.78		25
Year ended 12/31/18	14.59	0.55	0.73	1.28	(0.52)	15.35	8.88		3,807,000	0.87		1.21		0.87		3.64		26
Year ended 12/31/17	14.68	0.57	0.04	0.61	(0.70)	14.59	4.11		3,975,000	0.83		1.02		0.83		3.79		23
Class C
Six months ended 08/31/22	16.89	0.19	(1.91)	(1.72)	(0.20)	14.97	(10.21	)(f)	231,285	1.76	(e)(f)	1.76	(e)(f)	1.49	(e)(f)	2.48	(e)(f)	34
Year ended 02/28/22	17.03	0.29	0.00	0.29	(0.43)	16.89	1.63		301,046	1.61		1.61		1.54		1.67		17
Year ended 02/28/21	17.50	0.39	(0.41)	(0.02)	(0.45)	17.03	(0.01	)(f)	336,381	1.63	(f)	1.63	(f)	1.51	(f)	2.33	(f)	24
Two months ended 02/29/20	16.73	0.06	0.79	0.85	(0.08)	17.50	5.07		489,818	1.54	(e)	1.67	(e)	1.54	(e)	2.16	(e)	2
Year ended 12/31/19	15.31	0.49	1.35	1.84	(0.42)	16.73	12.10		472,000	1.56		1.82		1.56		3.02		25
Year ended 12/31/18	14.55	0.44	0.73	1.17	(0.41)	15.31	8.09		705,000	1.62		1.96		1.62		2.88		26
Year ended 12/31/17	14.64	0.45	0.04	0.49	(0.58)	14.55	3.32		761,000	1.62		1.81		1.62		3.02		23
Class Y
Six months ended 08/31/22	16.95	0.27	(1.93)	(1.66)	(0.28)	15.01	(9.82)		700,314	0.80	(e)	0.80	(e)	0.53	(e)	3.44	(e)	34
Year ended 02/28/22	17.08	0.47	0.00	0.47	(0.60)	16.95	2.70		799,750	0.61		0.61		0.54		2.67		17
Year ended 02/28/21	17.55	0.55	(0.41)	0.14	(0.61)	17.08	0.99		687,608	0.68		0.68		0.56		3.28		24
Two months ended 02/29/20	16.78	0.09	0.79	0.88	(0.11)	17.55	5.23		658,644	0.54	(e)	0.67	(e)	0.54	(e)	3.16	(e)	2
Year ended 12/31/19	15.35	0.66	1.35	2.01	(0.58)	16.78	13.25		610,000	0.56		0.82		0.56		4.02		25
Year ended 12/31/18	14.60	0.59	0.72	1.31	(0.56)	15.35	9.07		421,000	0.62		0.96		0.62		3.88		26
Year ended 12/31/17	14.68	0.59	0.06	0.65	(0.73)	14.60	4.41		330,000	0.62		0.81		0.62		3.94		23
Class R6
Six months ended 08/31/22	16.96	0.27	(1.92)	(1.65)	(0.29)	15.02	(9.80)		1,506	0.76	(e)	0.76	(e)	0.49	(e)	3.48	(e)	34
Year ended 02/28/22	17.08	0.48	0.01	0.49	(0.61)	16.96	2.82		1,978	0.56		0.56		0.49		2.72		17
Year ended 02/28/21	17.55	0.56	(0.41)	0.15	(0.62)	17.08	1.00		1,923	0.59		0.59		0.47		3.37		24
Two months ended 02/29/20	16.78	0.09	0.79	0.88	(0.11)	17.55	5.23		5,181	0.51	(e)	0.64	(e)	0.51	(e)	3.20	(e)	2
Period ended 12/31/19(g)	16.44	0.40	0.29	0.69	(0.35)	16.78	4.20		5,000	0.54	(e)	0.80	(e)	0.54	(e)	4.07	(e)	25

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $142,218,871 in connection with the acquisition of Invesco New York Tax Free Income Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2022 and the years ended February 28, 2022 and 2021, respectively.

(e)	Annualized.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.96% for the six months ended August 31, 2022 and 0.95% for the year ended February 28, 2021.

(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Rochester® New York Municipals Fund

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® New York Municipals Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are

29	Invesco Rochester® New York Municipals Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB

30	Invesco Rochester® New York Municipals Fund

Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

L.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

During the period, the Fund experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 500 million	0.480%

Next $4.5 billion	0.455%

Next $3 billion	0.450%

Next $6 billion	0.440%

Over $14 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2022, the effective advisory fee rate incurred by the Fund was 0.44%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25% 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

31	Invesco Rochester® New York Municipals Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C Plan, reimburses IDI in an amount up to an annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2022, IDI advised the Fund that IDI retained $62,971 in front-end sales commissions from the sale of Class A shares and $31,496 and $14,695 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$5,074,340,132	$509,166	$5,074,849,298

Common Stocks & Other Equity Interests	–	–	70,050	70,050

Total Investments in Securities	–	5,074,340,132	579,216	5,074,919,348

Other Investments - Assets

Investments Matured	–	3,063,250	313,952	3,377,202

Total Investments	$–	$5,077,403,382	$893,168	$5,078,296,550

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,603.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

32	Invesco Rochester® New York Municipals Fund

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 23, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended August 31, 2022, the average daily balance of borrowing under the revolving credit and security agreement was $67,080,435 with an average interest rate of 1.39%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $288,919,286 and 3.36%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$137,853,841	$591,362,262	$729,216,103

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2022 was $1,774,077,542 and $1,849,845,417, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$29,792,439

Aggregate unrealized (depreciation) of investments	(425,480,133)

Net unrealized appreciation (depreciation) of investments	$(395,687,694)

    Cost of investments for tax purposes is $5,473,984,244.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	7,368,756	$113,631,053	15,410,511	$270,757,558

Class C	883,937	13,610,751	2,246,036	39,413,720

Class Y	7,196,677	111,141,426	13,306,436	234,067,701

Class R6	-	-	54,224	960,942

Issued as reinvestment of dividends:
Class A	2,364,228	36,580,826	4,571,790	80,097,242

Class C	137,048	2,115,662	293,302	5,125,242

Class Y	467,058	7,229,605	845,209	14,811,475

Class R6	717	11,114	1,513	26,514

Automatic conversion of Class C shares to Class A shares:
Class A	1,130,526	17,467,844	1,932,051	33,954,139

Class C	(1,133,566)	(17,467,844)	(1,937,351)	(33,954,139)

33	Invesco Rochester® New York Municipals Fund

	Summary of Share Activity

	Six months ended August 31, 2022(a)		Year ended February 28, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(20,962,436)	$(325,915,414)	(23,014,834)	$(402,925,104)

Class C	(2,257,629)	(34,923,338)	(2,538,492)	(44,373,764)

Class Y	(8,207,423)	(126,867,217)	(7,222,385)	(126,382,876)

Class R6	(17,093)	(267,486)	(51,662)	(912,241)

Net increase (decrease) in share activity	(13,029,200)	$(203,653,018)	3,896,348	$70,666,409

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34	Invesco Rochester® New York Municipals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2022 through August 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$901.20	$4.98	$1,019.96	$5.30	1.04%
Class C	1,000.00	897.40	8.42	1,016.33	8.94	1.76
Class Y	1,000.00	901.80	3.83	1,021.17	4.08	0.80
Class R6	1,000.00	902.00	3.64	1,021.37	3.87	0.76

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2022 through August 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

35	Invesco Rochester® New York Municipals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® New York Municipals Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New York 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed

36	Invesco Rochester® New York Municipals Fund

more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees and total expenses. The Board also noted that there were only five other funds in the Fund’s expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

37	Invesco Rochester® New York Municipals Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROM-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 18, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 18, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002. 13(a) (3) Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2022